UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number    811-05251

Fidelity Concord Street Trust

 (Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts 02210

 (Address of principal executive offices)       (Zip code)

Cynthia Lo Bessette, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	October 31

Date of reporting period:	October 31, 2022

Item 1.

Reports to Stockholders

Fidelity ZERO® Funds

Fidelity ZERO® Extended Market Index Fund
Fidelity ZERO® International Index Fund
Fidelity ZERO® Large Cap Index Fund
Fidelity ZERO® Total Market Index Fund

Annual Report
October 31, 2022

Contents

Fidelity ZERO® Extended Market Index Fund
Performance
Management's Discussion of Fund Performance
Investment Summary
Schedule of Investments
Financial Statements
Fidelity ZERO® International Index Fund
Performance
Management's Discussion of Fund Performance
Investment Summary
Schedule of Investments
Financial Statements
Fidelity ZERO® Large Cap Index Fund
Performance
Management's Discussion of Fund Performance
Investment Summary
Schedule of Investments
Financial Statements
Fidelity ZERO® Total Market Index Fund
Performance
Management's Discussion of Fund Performance
Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Report of Independent Registered Public Accounting Firm
Trustees and Officers
Shareholder Expense Example
Distributions
Board Approval of Investment Advisory Contracts and Management Fees

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The funds or securities referred to herein are not sponsored, endorsed, or promoted by Fidelity Product Services LLC (FPS), and FPS bears no liability with respect to any such funds or securities or any index on which such funds or securities are based. The prospectus contains a more detailed description of the relationship between FPS and any related funds.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2022 FMR LLC. All rights reserved.
This report and the financial statements contained herein are submitted for the general information of the shareholders of the Funds. This report is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Funds nor Fidelity Distributors Corporation is a bank.

Fidelity ZERO® Extended Market Index Fund
Performance: The Bottom Line
Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.
Average Annual Total Returns

Periods ended October 31, 2022	Past 1 year	Life of Fund A
Fidelity ZERO® Extended Market Index Fund	-16.99%	5.00%

A     From September 13, 2018

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity ZERO® Extended Market Index Fund on September 13, 2018, when the fund started.

The chart shows how the value of your investment would have changed, and also shows how the Fidelity U.S. Extended Investable Market Index℠ and S&P 500 ® Index performed over the same period.

Fidelity ZERO® Extended Market Index Fund
Management's Discussion of Fund Performance
Market Recap:
U.S. equities returned -14.61% for the 12 months ending October 31, 2022, according to the S&P 500® index, as a multitude of risk factors challenged the global economy and financial markets. Persistently high inflation prompted the Federal Reserve to aggressively tighten monetary policy, and market interest rates eclipsed their highest level in roughly a decade, stoking recession fears and sending stocks into bear market territory. In late 2021, the Fed shifted to a more "hawkish" (restrictive) policy stance and proceeded to hike its benchmark rate five times, by a total of 3%, between March and September - the fastest-ever pace of monetary tightening - while taking substantive steps to shrink its massive asset portfolio. Against this hostile backdrop for risk assets, the S&P 500® posted its worst year-to-date result (-23.87%) in 20 years through September, a seasonally weak month for stocks that stayed true to form, and then some, with volatility spiking due to growing certainty the Fed would persist in its effort to cool inflation, even at the expense of economic growth. Three of the index's worst monthly returns ever were recorded this period, with the S&P 500® shedding 8% to 9% in April, June and September. Gains of similar proportion were made in July and October, amid optimism on inflation and policy easing. For the full 12 months, the growth-oriented communication services (-41%) and consumer discretionary (-29%) sectors lagged most. In sharp contrast, energy (+65%) had a strong run, followed by consumer staples (+5%).
Comments from the Geode Capital Management, LLC, passive equity index team:
For the fiscal year ending October 31, 2022, the fund returned -16.99%, roughly in line with the -17.08% result of the benchmark Fidelity U.S. Extended Investable Market Index. By sector, stocks in the information technology sector returned -32% and detracted most, followed by consumer discretionary, which returned -28%. Health care returned -29%, hampered by the pharmaceuticals, biotechnology & life sciences industry (-33%), and industrials detracted approximately -11%. Financials (-10%) and real estate (-19%) hampered results. Other notable detractors included the communication services (-35%), and materials (-5%) sectors. Consumer staples (0%) also hurt. In contrast, energy advanced 52% and contributed most. Utilities stocks also helped, gaining about 7%. Turning to individual stocks, the biggest individual detractor was Snowflake (-44%), from the software & services category. In software & services, Palantir Technologies (-52%) and Affirm Holdings (-88%) hurt. Upstart Holdings, within the diversified financials group, returned -93% and hindered the fund. Another detractor was AMC Entertainment (-70%), a stock in the media & entertainment industry. In contrast, the biggest individual contributor was Devon Energy (+62%), from the energy sector. Mosaic (+84%) and CF Industries Holdings (+92%), from the materials sector, helped. Other contributors from the energy sector were Marathon Oil (+64%) and Coterra Energy (+43%).

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Fidelity ZERO® Extended Market Index Fund
Investment Summary October 31, 2022 (Unaudited)
Top Holdings (% of Fund's net assets)

LPL Financial	0.4
Rivian Automotive, Inc.	0.4
Steel Dynamics, Inc.	0.3
Royalty Pharma PLC	0.3
EQT Corp.	0.3
W.R. Berkley Corp.	0.3
Bunge Ltd.	0.3
APA Corp.	0.3
Iron Mountain, Inc.	0.3
LKQ Corp.	0.3
3.2

Market Sectors (% of Fund's net assets)

Industrials	17.3
Financials	17.3
Consumer Discretionary	12.6
Health Care	12.4
Information Technology	11.9
Real Estate	7.8
Energy	5.3
Materials	5.2
Consumer Staples	4.0
Utilities	2.9
Communication Services	2.8

Asset Allocation (% of Fund's net assets)

Foreign investments - 5.3%

Fidelity ZERO® Extended Market Index Fund
Schedule of Investments October 31, 2022
Showing Percentage of Net Assets

Common Stocks - 99.5%
	Shares	Value ($)
COMMUNICATION SERVICES - 2.8%
Diversified Telecommunication Services - 0.7%
Anterix, Inc. (a)	4,424	169,660
AST SpaceMobile, Inc. (a)(b)	10,039	72,582
ATN International, Inc.	2,628	113,319
Bandwidth, Inc. (a)	5,711	67,790
Cogent Communications Group, Inc.	10,269	539,225
Consolidated Communications Holdings, Inc. (a)	17,060	88,200
EchoStar Holding Corp. Class A (a)(b)	8,547	161,282
Frontier Communications Parent, Inc. (a)(b)	53,687	1,257,350
Globalstar, Inc. (a)(b)	169,810	368,488
IDT Corp. Class B (a)	5,137	133,870
Iridium Communications, Inc. (a)	30,555	1,574,499
Liberty Global PLC:
Class A (a)	40,268	678,918
Class C (a)	68,270	1,205,648
Liberty Latin America Ltd. Class C (a)	44,377	345,697
Lumen Technologies, Inc. (b)	229,317	1,687,773
Ooma, Inc. (a)	5,396	87,577
Radius Global Infrastructure, Inc. (a)(b)	18,413	172,162
		8,724,040
Entertainment - 0.6%
AMC Entertainment Holdings, Inc. Class A (a)(b)	124,464	828,930
Cinedigm Corp. (a)(b)	30,567	16,176
Cinemark Holdings, Inc. (a)(b)	26,105	276,974
Genius Brands International, Inc. (a)(b)	75,436	49,033
Lions Gate Entertainment Corp.:
Class A (a)	15,592	125,672
Class B (a)	28,880	219,199
Live Nation Entertainment, Inc. (a)	34,191	2,721,946
Madison Square Garden Entertainment Corp. (a)(b)	6,307	309,232
Madison Square Garden Sports Corp.	4,350	681,254
Marcus Corp. (b)	5,231	78,674
Playstudios, Inc. Class A (a)	20,365	91,846
Playtika Holding Corp. (a)	25,076	236,968
Sciplay Corp. (A Shares) (a)	5,912	82,709
Skillz, Inc. (a)	66,164	68,149
Warner Music Group Corp. Class A	28,147	732,385
World Wrestling Entertainment, Inc. Class A (b)	10,371	818,168
		7,337,315
Interactive Media & Services - 0.4%
Angi, Inc. (a)(b)	16,886	36,305
Bumble, Inc. (a)	19,084	484,734
CarGurus, Inc. Class A (a)	22,499	327,585
Cars.com, Inc. (a)	15,639	217,069
Eventbrite, Inc. (a)(b)	19,091	125,428
EverQuote, Inc. Class A (a)(b)	5,172	31,497
fuboTV, Inc. (a)(b)	44,504	162,885
IAC, Inc. (a)	18,875	918,835
MediaAlpha, Inc. Class A (a)(b)	5,950	65,331
Nextdoor Holdings, Inc. (a)(b)	31,455	85,243
QuinStreet, Inc. (a)	12,717	145,101
Shutterstock, Inc.	5,842	292,275
TripAdvisor, Inc. (a)(b)	25,075	592,272
TrueCar, Inc. (a)	20,113	36,203
Vimeo, Inc. (a)	37,762	143,496
Yelp, Inc. (a)	16,918	649,820
Ziff Davis, Inc. (a)	11,352	878,531
		5,192,610
Media - 1.0%
Advantage Solutions, Inc. Class A (a)(b)	23,808	80,471
Altice U.S.A., Inc. Class A (a)	52,150	344,712
AMC Networks, Inc. Class A (a)	6,719	151,245
Boston Omaha Corp. (a)(b)	4,714	131,379
Cable One, Inc.	1,176	1,010,690
Cardlytics, Inc. (a)	8,367	78,901
Clear Channel Outdoor Holdings, Inc. (a)	115,973	165,841
DISH Network Corp. Class A (a)	60,530	902,502
E.W. Scripps Co. Class A (a)	13,956	198,036
Entravision Communication Corp. Class A	14,526	67,982
Gannett Co., Inc. (a)(b)	32,739	47,472
Gray Television, Inc.	20,503	290,117
iHeartMedia, Inc. (a)	25,182	208,507
John Wiley & Sons, Inc. Class A	10,410	439,198
Lee Enterprises, Inc. (a)(b)	1,090	20,688
Magnite, Inc. (a)	27,876	203,216
National CineMedia, Inc. (b)	12,850	5,667
News Corp.:
Class A	93,160	1,571,609
Class B	28,457	487,468
Nexstar Broadcasting Group, Inc. Class A	9,315	1,595,660
PubMatic, Inc. (a)(b)	10,115	176,001
Scholastic Corp.	7,242	276,210
Sinclair Broadcast Group, Inc. Class A	10,547	187,842
Sirius XM Holdings, Inc. (b)	167,321	1,010,619
Stagwell, Inc. (a)(b)	24,766	187,974
TechTarget, Inc. (a)(b)	6,526	421,253
TEGNA, Inc.	53,656	1,120,337
The New York Times Co. Class A	39,887	1,155,128
Thryv Holdings, Inc. (a)	7,358	150,545
WideOpenWest, Inc. (a)	12,696	174,062
		12,861,332
Wireless Telecommunication Services - 0.1%
Gogo, Inc. (a)	15,732	223,709
NII Holdings, Inc. (a)(c)	10,174	2,645
Shenandoah Telecommunications Co.	12,081	273,755
Telephone & Data Systems, Inc.	24,356	414,052
U.S. Cellular Corp. (a)	3,574	111,402
		1,025,563
TOTAL COMMUNICATION SERVICES		35,140,860
CONSUMER DISCRETIONARY - 12.6%
Auto Components - 1.2%
Adient PLC (a)	22,826	798,453
American Axle & Manufacturing Holdings, Inc. (a)	27,993	271,252
Autoliv, Inc.	18,859	1,515,321
BorgWarner, Inc.	56,967	2,137,972
Dana, Inc.	30,728	490,419
Dorman Products, Inc. (a)	6,811	555,914
Fox Factory Holding Corp. (a)	10,222	898,003
Garrett Motion, Inc. (a)(b)	13,459	89,368
Gentex Corp.	56,619	1,499,837
Gentherm, Inc. (a)	8,004	467,594
Holley, Inc. (a)(b)	12,327	49,061
LCI Industries	6,137	651,197
Lear Corp.	14,290	1,982,166
Luminar Technologies, Inc. (a)(b)	55,309	447,450
Modine Manufacturing Co. (a)	12,788	229,161
Motorcar Parts of America, Inc. (a)	4,513	85,747
Patrick Industries, Inc.	5,223	238,743
QuantumScape Corp. Class A (a)(b)	65,870	548,697
Standard Motor Products, Inc.	4,471	169,585
Stoneridge, Inc. (a)	6,444	134,486
Tenneco, Inc. (a)	19,659	387,282
The Goodyear Tire & Rubber Co. (a)	68,107	864,959
Visteon Corp. (a)	6,759	881,847
XL Fleet Corp. (Class A) (a)	22,021	17,397
XPEL, Inc. (a)(b)	4,735	327,615
		15,739,526
Automobiles - 0.6%
Arcimoto, Inc. (a)(b)	6,568	4,847
Canoo, Inc. (a)(b)	36,126	49,493
Faraday Future Intelligent Electric, Inc. (a)(b)	36,844	19,899
Fisker, Inc. (a)(b)	34,525	281,379
Harley-Davidson, Inc.	31,964	1,374,452
Lordstown Motors Corp. Class A (a)(b)	40,624	73,529
Rivian Automotive, Inc. (b)	131,233	4,589,218
Thor Industries, Inc.	13,149	1,071,249
Winnebago Industries, Inc.	7,671	457,882
Workhorse Group, Inc. (a)(b)	36,774	99,290
		8,021,238
Distributors - 0.3%
Funko, Inc. (a)	8,113	167,533
LKQ Corp.	62,640	3,485,290
		3,652,823
Diversified Consumer Services - 0.9%
2U, Inc. (a)	18,250	112,968
ADT, Inc. (b)	47,363	400,691
Adtalem Global Education, Inc. (a)	10,973	457,574
American Public Education, Inc. (a)	4,432	56,774
Bright Horizons Family Solutions, Inc. (a)	13,919	909,189
Carriage Services, Inc.	3,170	77,380
Chegg, Inc. (a)	30,701	662,221
Coursera, Inc. (a)	20,541	264,773
Duolingo, Inc. (a)	5,985	489,812
European Wax Center, Inc. (b)	6,132	88,178
Frontdoor, Inc. (a)	19,650	433,479
Graham Holdings Co.	927	578,327
Grand Canyon Education, Inc. (a)	7,677	772,537
H&R Block, Inc.	38,366	1,578,761
Laureate Education, Inc. Class A	26,042	329,171
Nerdy, Inc. Class A (a)(b)	13,431	32,637
OneSpaWorld Holdings Ltd. (a)	14,101	127,896
Perdoceo Education Corp. (a)	16,711	191,007
PowerSchool Holdings, Inc. (a)	7,693	153,860
Rover Group, Inc. Class A (a)	23,515	103,231
Service Corp. International	37,947	2,299,968
Strategic Education, Inc.	5,383	371,427
Stride, Inc. (a)	9,788	327,996
The Beachbody Co., Inc. (a)(b)	32,659	32,986
Vivint Smart Home, Inc. Class A (a)	10,242	78,351
WW International, Inc. (a)	12,178	55,045
Xwell, Inc. (a)(b)	24,281	16,511
		11,002,750
Hotels, Restaurants & Leisure - 2.8%
Accel Entertainment, Inc. (a)	13,235	129,968
ARAMARK Holdings Corp.	61,909	2,259,679
Bally's Corp. (a)	6,867	154,782
BJ's Restaurants, Inc. (a)	5,648	185,537
Bloomin' Brands, Inc.	21,458	515,207
Bluegreen Vacations Holding Corp. Class A	2,455	42,496
Boyd Gaming Corp.	19,615	1,132,962
Brinker International, Inc. (a)	10,610	354,268
Century Casinos, Inc. (a)	6,271	49,854
Choice Hotels International, Inc.	6,973	905,374
Churchill Downs, Inc.	7,985	1,660,161
Chuy's Holdings, Inc. (a)	4,558	133,549
Cracker Barrel Old Country Store, Inc. (b)	5,485	626,497
Dave & Buster's Entertainment, Inc. (a)	10,238	407,984
Denny's Corp. (a)	13,893	157,408
Dine Brands Global, Inc. (b)	3,770	271,779
Draftkings Holdings, Inc. (a)(b)	108,061	1,707,364
Drive Shack, Inc. (a)(b)	18,940	12,014
Dutch Bros, Inc. (a)(b)	6,198	228,768
El Pollo Loco Holdings, Inc.	5,156	51,766
Everi Holdings, Inc. (a)	21,595	409,873
First Watch Restaurant Group, Inc.	2,753	46,939
Full House Resorts, Inc. (a)	7,671	53,774
GAN Ltd. (a)	8,975	18,040
Golden Entertainment, Inc. (a)	5,111	215,786
Hilton Grand Vacations, Inc. (a)	19,520	765,965
Hyatt Hotels Corp. Class A (a)	12,007	1,131,179
Inspired Entertainment, Inc. (a)	6,115	62,618
Jack in the Box, Inc.	5,084	448,561
Krispy Kreme, Inc.	16,099	231,021
Kura Sushi U.S.A., Inc. Class A (a)	875	69,151
Life Time Group Holdings, Inc. (b)	13,483	141,437
Light & Wonder, Inc. Class A (a)	22,708	1,274,827
Lindblad Expeditions Holdings (a)	7,283	61,104
Marriott Vacations Worldwide Corp.	9,435	1,394,116
Membership Collective Group, Inc. Class A (a)(b)	10,251	46,950
Monarch Casino & Resort, Inc. (a)	3,299	261,974
Noodles & Co. (a)	8,649	50,337
Norwegian Cruise Line Holdings Ltd. (a)(b)	101,453	1,713,541
Papa John's International, Inc.	7,759	563,536
Penn Entertainment, Inc. (a)	38,215	1,264,917
Planet Fitness, Inc. (a)	20,271	1,327,345
Playa Hotels & Resorts NV (a)	32,805	202,407
PlayAGS, Inc. (a)	6,642	44,634
Portillo's, Inc.	6,953	149,072
RCI Hospitality Holdings, Inc.	2,046	172,744
Red Robin Gourmet Burgers, Inc. (a)	3,734	30,693
Red Rock Resorts, Inc. (b)	11,924	496,635
Rush Street Interactive, Inc. (a)(b)	14,012	58,150
Ruth's Hospitality Group, Inc.	7,630	158,551
SeaWorld Entertainment, Inc. (a)	10,093	587,009
Shake Shack, Inc. Class A (a)	9,031	501,853
Six Flags Entertainment Corp. (a)	17,830	397,609
Texas Roadhouse, Inc. Class A	16,091	1,592,204
The Cheesecake Factory, Inc. (b)	11,716	419,550
The ONE Group Hospitality, Inc. (a)(b)	6,151	46,009
Travel+Leisure Co.	20,122	764,234
Vail Resorts, Inc.	9,676	2,120,302
Wendy's Co.	40,953	851,003
Wingstop, Inc.	7,206	1,141,358
Wyndham Hotels & Resorts, Inc. (b)	21,720	1,649,200
Wynn Resorts Ltd. (a)	24,911	1,591,813
Xponential Fitness, Inc. (a)(b)	4,325	83,689
		35,599,127
Household Durables - 1.6%
Aterian, Inc. (a)(b)	12,274	13,501
Bassett Furniture Industries, Inc.	2,354	42,796
Beazer Homes U.S.A., Inc. (a)	6,723	76,037
Cavco Industries, Inc. (a)	1,998	452,887
Century Communities, Inc.	6,925	308,232
Cricut, Inc. (a)(b)	10,335	91,878
Dream Finders Homes, Inc. (a)(b)	4,558	50,594
Ethan Allen Interiors, Inc.	5,115	130,893
GoPro, Inc. Class A (a)	31,141	169,718
Green Brick Partners, Inc. (a)	6,551	151,525
Helen of Troy Ltd. (a)	5,776	546,525
Hooker Furnishings Corp.	2,532	38,233
Hovnanian Enterprises, Inc. Class A (a)	1,208	48,719
Installed Building Products, Inc.	5,621	483,406
iRobot Corp. (a)(b)	6,624	374,256
KB Home	20,351	586,516
La-Z-Boy, Inc.	10,295	255,007
Leggett & Platt, Inc. (b)	31,820	1,073,925
LGI Homes, Inc. (a)	4,938	454,543
Lovesac (a)	3,704	90,155
M.D.C. Holdings, Inc.	13,703	417,393
M/I Homes, Inc. (a)	6,675	276,946
Meritage Homes Corp. (a)	8,814	671,274
Mohawk Industries, Inc. (a)	12,686	1,201,999
Newell Brands, Inc.	90,572	1,250,799
PulteGroup, Inc.	55,726	2,228,483
Purple Innovation, Inc. (a)(b)	10,150	35,728
Skyline Champion Corp. (a)	12,765	743,051
Snap One Holdings Corp. (a)	4,193	49,981
Sonos, Inc. (a)	30,781	496,190
Taylor Morrison Home Corp. (a)	27,385	721,321
Tempur Sealy International, Inc.	41,543	1,117,091
Toll Brothers, Inc.	25,726	1,108,276
TopBuild Corp. (a)	7,798	1,326,752
Traeger, Inc. (a)	13,890	57,644
TRI Pointe Homes, Inc. (a)	24,460	409,705
Tupperware Brands Corp. (a)	9,369	72,422
Universal Electronics, Inc. (a)	3,035	61,944
Vizio Holding Corp. (a)	13,522	151,446
VOXX International Corp. (a)	3,715	34,364
Weber, Inc. (b)	4,496	29,943
Whirlpool Corp.	13,123	1,814,124
ZAGG, Inc. rights (a)(c)	4,373	394
		19,716,616
Internet & Direct Marketing Retail - 0.4%
1-800-FLOWERS.com, Inc. Class A (a)(b)	6,116	44,586
BARK, Inc. (a)	25,383	46,451
CarParts.com, Inc. (a)(b)	10,912	51,068
Chewy, Inc. (a)(b)	21,907	848,458
ContextLogic, Inc. (a)(b)	123,350	96,583
Duluth Holdings, Inc. (a)(b)	2,849	24,786
Groupon, Inc. (a)(b)	5,032	37,086
Lands' End, Inc. (a)(b)	2,699	28,286
Liquidity Services, Inc. (a)	6,457	110,931
Lyft, Inc. (a)	73,462	1,075,484
Overstock.com, Inc. (a)(b)	11,086	257,750
PetMed Express, Inc.	5,084	108,391
Polished.Com, Inc. (a)(b)	23,095	14,785
Porch Group, Inc. Class A (a)(b)	17,199	23,391
Poshmark, Inc. (a)	10,596	189,245
Quotient Technology, Inc. (a)	23,486	57,776
Qurate Retail, Inc. Series A	82,942	194,084
Rent the Runway, Inc. Class A (b)	10,597	20,664
Revolve Group, Inc. (a)(b)	10,147	243,528
RumbleON, Inc. Class B (a)	2,359	38,617
Stitch Fix, Inc. (a)(b)	17,659	70,636
The RealReal, Inc. (a)(b)	18,391	31,081
thredUP, Inc. (a)	16,146	19,860
Vivid Seats, Inc. Class A (b)	5,638	46,232
Wayfair LLC Class A (a)(b)	18,449	699,586
Xometry, Inc. (a)(b)	7,084	425,465
		4,804,810
Leisure Products - 0.6%
Acushnet Holdings Corp.	7,838	365,016
American Outdoor Brands, Inc. (a)(b)	3,142	28,027
AMMO, Inc. (a)(b)	22,092	71,799
Brunswick Corp.	17,863	1,262,378
Clarus Corp.	6,765	81,924
JAKKS Pacific, Inc. (a)	2,001	36,298
Johnson Outdoors, Inc. Class A	1,319	69,406
Latham Group, Inc. (a)	10,284	45,455
Malibu Boats, Inc. Class A (a)	5,092	269,367
MasterCraft Boat Holdings, Inc. (a)	4,348	94,612
Mattel, Inc. (a)	84,961	1,610,861
Peloton Interactive, Inc. Class A (a)(b)	74,078	622,255
Polaris, Inc.	13,457	1,367,231
Smith & Wesson Brands, Inc.	11,330	127,916
Solo Brands, Inc. Class A (b)	5,338	22,046
Sturm, Ruger & Co., Inc.	4,352	244,278
Topgolf Callaway Brands Corp. (a)(b)	33,272	622,852
Vista Outdoor, Inc. (a)	13,814	401,159
YETI Holdings, Inc. (a)	20,813	667,681
		8,010,561
Multiline Retail - 0.3%
Big Lots, Inc. (b)	7,171	135,317
Dillard's, Inc. Class A (b)	848	278,814
Franchise Group, Inc. (b)	6,799	206,350
Kohl's Corp.	30,910	925,755
Macy's, Inc.	64,977	1,354,770
Nordstrom, Inc. (b)	27,064	550,482
Ollie's Bargain Outlet Holdings, Inc. (a)	14,009	784,504
		4,235,992
Specialty Retail - 2.7%
Abercrombie & Fitch Co. Class A (a)	12,455	218,959
Academy Sports & Outdoors, Inc. (b)	20,498	902,527
Advance Auto Parts, Inc.	14,592	2,771,313
America's Car Mart, Inc. (a)	1,459	99,737
American Eagle Outfitters, Inc. (b)	38,034	432,066
Arko Corp.	17,258	176,895
Asbury Automotive Group, Inc. (a)	5,322	839,546
AutoNation, Inc. (a)(b)	9,292	987,833
Barnes & Noble Education, Inc. (a)	7,813	21,798
Bath & Body Works, Inc.	54,934	1,833,697
Bed Bath & Beyond, Inc. (a)(b)	16,765	76,616
Big 5 Sporting Goods Corp. (b)	5,489	70,753
Boot Barn Holdings, Inc. (a)	7,202	409,074
Build-A-Bear Workshop, Inc. (b)	3,453	60,738
Caleres, Inc.	8,806	240,668
Camping World Holdings, Inc.	9,305	258,958
Carvana Co. Class A (a)(b)	24,376	329,807
Chico's FAS, Inc. (a)	29,990	176,341
Citi Trends, Inc. (a)(b)	2,309	52,206
Conn's, Inc. (a)(b)	3,187	26,165
Designer Brands, Inc. Class A (b)	13,392	203,960
Destination XL Group, Inc. (a)	13,321	88,984
Dick's Sporting Goods, Inc.	13,708	1,559,422
EVgo, Inc. Class A (a)(b)	16,329	120,998
Express, Inc. (a)(b)	14,841	18,106
Five Below, Inc. (a)	13,367	1,956,260
Floor & Decor Holdings, Inc. Class A (a)	25,571	1,876,144
Foot Locker, Inc.	19,329	612,729
GameStop Corp. Class A (b)	60,856	1,722,833
Gap, Inc.	51,217	577,216
Genesco, Inc. (a)	3,179	149,540
Group 1 Automotive, Inc.	3,793	656,189
GrowGeneration Corp. (a)(b)	14,933	53,311
Guess?, Inc.	8,383	142,343
Haverty Furniture Companies, Inc.	3,137	83,381
Hibbett, Inc.	3,026	188,883
JOANN, Inc. (b)	2,488	13,162
Lazydays Holdings, Inc. (a)(b)	2,545	31,634
Leslie's, Inc. (a)(b)	35,698	501,200
Lithia Motors, Inc. Class A (sub. vtg.)	6,628	1,313,338
LL Flooring Holdings, Inc. (a)	7,543	62,758
MarineMax, Inc. (a)	5,247	169,531
Monro, Inc. (b)	7,716	368,439
Murphy U.S.A., Inc.	5,147	1,618,783
National Vision Holdings, Inc. (a)(b)	18,998	703,686
OneWater Marine, Inc. Class A (a)	2,603	85,899
Party City Holdco, Inc. (a)(b)	27,385	46,281
Penske Automotive Group, Inc.	6,232	695,616
Petco Health & Wellness Co., Inc. (a)(b)	19,626	206,662
Rent-A-Center, Inc.	12,995	270,946
RH (a)	4,821	1,224,197
Sally Beauty Holdings, Inc. (a)	25,655	326,075
Shoe Carnival, Inc.	4,151	99,541
Signet Jewelers Ltd.	11,204	730,949
Sleep Number Corp. (a)(b)	5,289	146,717
Sonic Automotive, Inc. Class A (sub. vtg.) (b)	4,447	207,897
Sportsman's Warehouse Holdings, Inc. (a)	11,386	102,246
The Aaron's Co., Inc.	7,394	77,045
The Buckle, Inc.	7,279	286,283
The Cato Corp. Class A (sub. vtg.)	4,118	49,045
The Children's Place, Inc. (a)	3,037	122,938
The Container Store Group, Inc. (a)	8,196	44,504
The ODP Corp. (a)	10,244	405,355
Tilly's, Inc.	5,944	52,664
TravelCenters of America LLC (a)	3,052	194,046
Urban Outfitters, Inc. (a)	14,557	347,330
Victoria's Secret & Co. (a)	20,031	753,166
Volta, Inc. (a)(b)	32,476	36,048
Vroom, Inc. (a)(b)	28,904	30,060
Williams-Sonoma, Inc. (b)	16,564	2,051,120
Winmark Corp.	641	161,301
Zumiez, Inc. (a)(b)	3,888	87,208
		33,619,666
Textiles, Apparel & Luxury Goods - 1.2%
Allbirds, Inc. Class A (b)	22,278	76,636
Capri Holdings Ltd. (a)	33,242	1,518,495
Carter's, Inc. (b)	9,377	636,417
Columbia Sportswear Co. (b)	8,542	636,379
Crocs, Inc. (a)	14,869	1,051,982
Deckers Outdoor Corp. (a)	6,390	2,236,053
Fossil Group, Inc. (a)	11,335	48,174
G-III Apparel Group Ltd. (a)	10,465	204,068
Hanesbrands, Inc.	84,068	573,344
Kontoor Brands, Inc.	11,862	423,473
Levi Strauss & Co. Class A	23,705	354,627
Movado Group, Inc.	3,861	127,683
Oxford Industries, Inc.	3,605	366,737
PLBY Group, Inc. (a)(b)	6,379	23,092
PVH Corp. (b)	16,129	827,740
Ralph Lauren Corp.	10,333	957,766
Rocky Brands, Inc.	1,692	33,307
Samsonite International SA (a)(d)	344,700	741,248
Skechers U.S.A., Inc. Class A (sub. vtg.) (a)	32,443	1,117,012
Steven Madden Ltd.	17,902	534,733
Tapestry, Inc.	60,642	1,921,139
Under Armour, Inc.:
Class A (sub. vtg.) (a)	43,995	327,763
Class C (non-vtg.) (a)	50,022	328,144
Unifi, Inc. (a)(b)	3,471	31,656
Vera Bradley, Inc. (a)	5,328	17,316
Wolverine World Wide, Inc.	18,980	325,127
		15,440,111
TOTAL CONSUMER DISCRETIONARY		159,843,220
CONSUMER STAPLES - 4.0%
Beverages - 0.4%
Boston Beer Co., Inc. Class A (a)(b)	2,301	858,940
Celsius Holdings, Inc. (a)(b)	9,659	879,742
Coca-Cola Bottling Co. Consolidated	1,116	543,503
Duckhorn Portfolio, Inc. (a)	10,371	151,624
MGP Ingredients, Inc. (b)	3,692	413,689
Molson Coors Beverage Co. Class B	45,239	2,281,403
National Beverage Corp. (b)	5,801	275,083
The Vita Coco Co., Inc.	5,828	59,795
Vintage Wine Estates, Inc. (a)(b)	7,093	19,648
		5,483,427
Food & Staples Retailing - 1.0%
Albertsons Companies, Inc.	38,440	788,404
Andersons, Inc.	7,752	273,413
BJ's Wholesale Club Holdings, Inc. (a)	32,533	2,518,054
Blue Apron Holdings, Inc.:
warrants 11/4/28 (a)	2,335	91
warrants 11/4/28 (a)	2,335	36
warrants 11/4/28 (a)	2,335	15
Casey's General Stores, Inc.	8,956	2,084,151
Chefs' Warehouse Holdings (a)	8,105	296,886
Grocery Outlet Holding Corp. (a)	21,299	736,306
Ingles Markets, Inc. Class A	3,466	327,086
Performance Food Group Co. (a)(b)	37,295	1,940,832
PriceSmart, Inc.	5,933	379,534
Rite Aid Corp. (a)(b)	13,655	71,279
SpartanNash Co.	8,817	314,855
Sprouts Farmers Market LLC (a)	25,841	762,310
U.S. Foods Holding Corp. (a)	49,170	1,463,299
United Natural Foods, Inc. (a)	14,029	594,970
Weis Markets, Inc.	4,018	376,366
		12,927,887
Food Products - 1.9%
Alico, Inc.	1,143	34,999
AppHarvest, Inc. (a)(b)	13,871	29,545
B&G Foods, Inc. Class A (b)	17,287	283,161
Benson Hill, Inc. (a)	32,203	109,168
Beyond Meat, Inc. (a)(b)	14,964	234,935
Bunge Ltd.	36,554	3,607,880
Cal-Maine Foods, Inc.	9,097	514,071
Calavo Growers, Inc.	4,189	144,898
Campbell Soup Co.	48,415	2,561,638
Darling Ingredients, Inc. (a)	38,605	3,029,720
Flowers Foods, Inc.	46,304	1,329,388
Fresh Del Monte Produce, Inc.	7,371	192,236
Freshpet, Inc. (a)(b)	11,623	685,176
Hostess Brands, Inc. Class A (a)	32,748	867,167
Ingredion, Inc.	15,724	1,401,323
J&J Snack Foods Corp.	3,609	532,724
John B. Sanfilippo & Son, Inc.	2,231	186,088
Lamb Weston Holdings, Inc.	34,559	2,979,677
Lancaster Colony Corp.	4,771	860,116
Landec Corp. (a)	5,653	56,247
Mission Produce, Inc. (a)	9,642	160,443
Pilgrim's Pride Corp. (a)	10,845	249,977
Post Holdings, Inc. (a)	13,026	1,177,811
Seaboard Corp.	62	232,276
Seneca Foods Corp. Class A (a)	1,337	84,378
Sovos Brands, Inc. (a)	9,230	127,928
Tattooed Chef, Inc. (a)(b)	11,700	55,575
The Hain Celestial Group, Inc. (a)	21,677	405,577
The Simply Good Foods Co. (a)	20,582	788,291
Tootsie Roll Industries, Inc.	4,278	172,788
TreeHouse Foods, Inc. (a)	12,120	608,909
Utz Brands, Inc. Class A (b)	15,969	258,857
Vital Farms, Inc. (a)	6,536	86,537
Whole Earth Brands, Inc. Class A (a)	9,100	31,395
		24,080,899
Household Products - 0.2%
Central Garden & Pet Co. (a)	2,177	89,845
Central Garden & Pet Co. Class A (non-vtg.) (a)	10,079	394,492
Energizer Holdings, Inc. (b)	16,088	464,782
Reynolds Consumer Products, Inc. (b)	13,174	402,334
Spectrum Brands Holdings, Inc.	9,906	457,063
WD-40 Co. (b)	3,276	524,684
		2,333,200
Personal Products - 0.4%
BellRing Brands, Inc. (a)	32,554	788,458
Coty, Inc. Class A (a)	86,786	582,334
Edgewell Personal Care Co.	12,377	485,055
elf Beauty, Inc. (a)	11,973	517,952
Herbalife Nutrition Ltd. (a)	23,328	495,953
Inter Parfums, Inc.	4,349	351,747
MediFast, Inc.	2,663	311,544
Nu Skin Enterprises, Inc. Class A	12,212	466,376
The Beauty Health Co. (a)(b)	25,476	291,191
The Honest Co., Inc. (a)(b)	14,318	47,393
USANA Health Sciences, Inc. (a)	2,764	145,138
Veru, Inc. (a)(b)	12,577	153,942
		4,637,083
Tobacco - 0.1%
22nd Century Group, Inc. (a)(b)	52,309	68,525
Turning Point Brands, Inc.	3,481	82,012
Universal Corp.	5,912	299,206
Vector Group Ltd.	31,236	331,726
		781,469
TOTAL CONSUMER STAPLES		50,243,965
ENERGY - 5.3%
Energy Equipment & Services - 1.3%
Archrock, Inc.	31,814	238,923
Bristow Group, Inc. (a)	5,827	174,460
Cactus, Inc.	14,684	759,456
Championx Corp.	48,814	1,397,057
Core Laboratories NV	11,402	221,883
DMC Global, Inc. (a)	4,613	99,825
Dril-Quip, Inc. (a)	8,218	204,464
Expro Group Holdings NV (a)(b)	16,504	312,421
Helix Energy Solutions Group, Inc. (a)	34,182	239,274
Helmerich & Payne, Inc.	25,303	1,252,752
Liberty Oilfield Services, Inc. Class A	38,195	645,877
Nabors Industries Ltd. (a)	2,148	373,816
Newpark Resources, Inc. (a)	19,966	73,076
Nextier Oilfield Solutions, Inc. (a)	38,057	383,615
Noble Corp. PLC (a)(b)	24,185	871,627
NOV, Inc. (b)	94,444	2,115,546
Oceaneering International, Inc. (a)	24,815	347,162
Oil States International, Inc. (a)	15,002	97,063
Patterson-UTI Energy, Inc.	52,063	918,912
ProFrac Holding Corp.	6,019	131,876
ProPetro Holding Corp. (a)	21,579	255,495
RPC, Inc.	19,918	221,687
Select Energy Services, Inc. Class A	17,964	173,353
Solaris Oilfield Infrastructure, Inc. Class A	7,819	106,495
TechnipFMC PLC (a)	108,691	1,151,038
TETRA Technologies, Inc. (a)	27,314	134,931
Tidewater, Inc. (a)	11,053	374,697
Transocean Ltd. (United States) (a)(b)	156,408	575,581
U.S. Silica Holdings, Inc. (a)	18,634	268,143
Valaris Ltd. (a)	14,444	966,737
Weatherford International PLC (a)	15,425	642,914
		15,730,156
Oil, Gas & Consumable Fuels - 4.0%
Aemetis, Inc. (a)	7,506	55,544
Alto Ingredients, Inc. (a)	16,182	66,832
American Resources Corp. (a)(b)	12,786	25,444
Amplify Energy Corp. (a)(b)	8,464	83,709
Antero Resources Corp. (a)	67,756	2,483,935
APA Corp.	78,575	3,572,020
Arch Resources, Inc.	4,460	679,213
Archaea Energy, Inc. (a)(b)	17,604	454,359
Berry Corp.	15,636	138,691
Brigham Minerals, Inc. Class A	12,711	394,041
California Resources Corp.	18,157	819,062
Callon Petroleum Co. (a)	12,345	542,686
Centrus Energy Corp. Class A (a)(b)	2,874	135,969
Chesapeake Energy Corp.	23,238	2,376,550
Chord Energy Corp.	9,968	1,526,001
Civitas Resources, Inc.	12,488	873,036
Clean Energy Fuels Corp. (a)(b)	41,761	280,216
CNX Resources Corp. (a)	45,571	766,049
Comstock Resources, Inc.	21,926	411,770
CONSOL Energy, Inc.	7,814	492,438
Continental Resources, Inc.	13,066	966,492
Crescent Energy, Inc. Class A	7,789	107,332
CVR Energy, Inc.	7,148	279,201
Delek U.S. Holdings, Inc.	17,207	510,360
Denbury, Inc. (a)	11,973	1,094,452
DT Midstream, Inc.	23,209	1,385,577
Earthstone Energy, Inc. (a)(b)	9,070	146,571
EQT Corp.	88,997	3,723,634
Equitrans Midstream Corp.	103,978	875,495
Gevo, Inc. (a)(b)	56,747	127,681
Green Plains, Inc. (a)(b)	13,979	403,853
Gulfport Energy Corp. (a)(b)	2,843	254,477
HF Sinclair Corp.	34,956	2,138,259
International Seaways, Inc.	9,766	414,176
Kosmos Energy Ltd. (a)	109,662	711,706
Laredo Petroleum, Inc. (a)	4,116	266,099
Magnolia Oil & Gas Corp. Class A	40,472	1,039,321
Matador Resources Co.	27,083	1,799,665
Murphy Oil Corp.	35,142	1,704,738
National Energy Services Reunited Corp. (a)	11,473	86,736
New Fortress Energy, Inc.	11,471	631,708
Nextdecade Corp. (a)(b)	10,198	71,386
Northern Oil & Gas, Inc.	16,520	563,993
Par Pacific Holdings, Inc. (a)	13,306	304,441
PBF Energy, Inc. Class A	25,819	1,142,491
PDC Energy, Inc.	23,275	1,679,059
Peabody Energy Corp. (a)(b)	28,039	670,132
Permian Resource Corp. Class A (a)(b)	48,747	476,258
Range Resources Corp.	59,643	1,698,633
Ranger Oil Corp.	4,771	195,134
Rex American Resources Corp. (a)	3,828	114,802
Ring Energy, Inc. (a)(b)	19,181	61,187
SandRidge Energy, Inc. (a)	7,819	147,701
SilverBow Resources, Inc. (a)	3,227	114,462
Sitio Royalties Corp. (b)	3,086	87,519
SM Energy Co.	29,502	1,327,000
Southwestern Energy Co. (a)	268,135	1,858,176
Talos Energy, Inc. (a)	15,677	333,607
Teekay Corp. (a)	17,874	69,887
Teekay Tankers Ltd. (a)	5,577	175,620
Tellurian, Inc. (a)(b)	123,381	333,129
Texas Pacific Land Corp. (b)	1,487	3,425,855
Uranium Energy Corp. (a)(b)	80,883	340,517
VAALCO Energy, Inc. (b)	13,876	71,461
Vertex Energy, Inc. (a)(b)	14,719	125,553
W&T Offshore, Inc. (a)	22,549	171,147
World Fuel Services Corp.	14,901	379,826
		50,784,074
TOTAL ENERGY		66,514,230
FINANCIALS - 17.3%
Banks - 7.0%
1st Source Corp.	4,014	233,454
Amerant Bancorp, Inc. Class A	6,082	183,068
Ameris Bancorp	15,698	808,604
Associated Banc-Corp.	36,036	877,477
Atlantic Union Bankshares Corp.	17,955	620,166
Banc of California, Inc.	12,826	213,938
BancFirst Corp.	4,150	397,653
Bancorp, Inc., Delaware (a)	13,895	383,224
Bank of Hawaii Corp. (b)	9,608	729,728
Bank of Marin Bancorp	3,312	119,563
Bank OZK	26,753	1,149,844
BankUnited, Inc.	18,624	669,533
Banner Corp.	8,314	621,472
Berkshire Hills Bancorp, Inc.	10,876	318,123
BOK Financial Corp.	6,993	770,559
Brookline Bancorp, Inc., Delaware	18,788	258,335
Byline Bancorp, Inc.	5,350	123,692
Cadence Bank	43,867	1,212,923
Camden National Corp.	3,465	150,797
Cathay General Bancorp	17,843	813,641
Central Pacific Financial Corp.	6,490	133,175
City Holding Co.	3,597	362,757
Coastal Financial Corp. of Washington (a)	2,548	118,788
Columbia Banking Systems, Inc. (b)	19,238	643,896
Comerica, Inc.	31,483	2,219,552
Commerce Bancshares, Inc.	26,191	1,855,370
Community Bank System, Inc.	12,901	805,409
Community Trust Bancorp, Inc.	3,598	170,149
ConnectOne Bancorp, Inc.	8,568	214,628
CrossFirst Bankshares, Inc. (a)	10,653	148,183
Cullen/Frost Bankers, Inc.	15,420	2,390,871
Customers Bancorp, Inc. (a)	7,249	244,219
CVB Financial Corp.	31,382	901,291
Dime Community Bancshares, Inc.	7,950	274,514
Eagle Bancorp, Inc.	7,684	347,932
East West Bancorp, Inc.	33,934	2,428,656
Eastern Bankshares, Inc.	38,910	745,905
Enterprise Financial Services Corp.	8,918	476,845
Equity Bancshares, Inc.	3,349	119,626
Farmers National Banc Corp.	7,711	105,949
FB Financial Corp.	8,610	361,276
Financial Institutions, Inc.	3,844	91,603
First Bancorp, North Carolina	8,607	383,614
First Bancorp, Puerto Rico	45,188	713,519
First Bancshares, Inc.	5,833	190,972
First Busey Corp.	11,998	316,867
First Citizens Bancshares, Inc.	3,179	2,613,519
First Commonwealth Financial Corp.	22,629	324,500
First Financial Bancorp, Ohio	22,968	598,776
First Financial Bankshares, Inc.	31,382	1,207,893
First Financial Corp., Indiana	2,632	127,626
First Foundation, Inc.	12,569	200,601
First Hawaiian, Inc.	30,595	782,620
First Horizon National Corp.	128,886	3,158,996
First Internet Bancorp	2,182	56,056
First Interstate Bancsystem, Inc.	21,827	995,529
First Merchants Corp.	14,272	640,813
Flushing Financial Corp.	6,614	130,296
FNB Corp., Pennsylvania	84,175	1,216,329
Fulton Financial Corp.	40,095	730,932
German American Bancorp, Inc.	6,695	263,047
Glacier Bancorp, Inc.	26,523	1,519,237
Great Southern Bancorp, Inc.	2,104	130,406
Hancock Whitney Corp.	20,617	1,151,872
Hanmi Financial Corp.	7,125	190,808
HarborOne Bancorp, Inc.	10,242	155,986
Heartland Financial U.S.A., Inc.	9,060	446,839
Heritage Commerce Corp.	14,574	208,408
Heritage Financial Corp., Washington	8,591	289,431
Hilltop Holdings, Inc.	11,017	318,942
Home Bancshares, Inc.	46,163	1,176,695
HomeStreet, Inc.	4,381	113,731
HomeTrust Bancshares, Inc.	3,309	79,515
Hope Bancorp, Inc.	28,560	387,559
Horizon Bancorp, Inc. Indiana	9,487	141,451
Independent Bank Corp.	11,002	957,284
Independent Bank Corp.	5,187	119,975
Independent Bank Group, Inc.	8,486	535,382
International Bancshares Corp.	12,704	630,118
Lakeland Bancorp, Inc.	15,492	288,926
Lakeland Financial Corp.	6,076	502,181
Live Oak Bancshares, Inc.	8,108	263,267
Mercantile Bank Corp.	3,501	122,360
Metropolitan Bank Holding Corp. (a)	2,575	169,950
Midland States Bancorp, Inc.	5,031	141,069
National Bank Holdings Corp.	7,282	319,097
NBT Bancorp, Inc.	10,400	492,856
Nicolet Bankshares, Inc. (a)	2,920	222,767
Northwest Bancshares, Inc.	30,235	455,339
OceanFirst Financial Corp.	14,369	324,452
OFG Bancorp	11,598	323,352
Old National Bancorp, Indiana	70,391	1,376,848
Old Second Bancorp, Inc.	9,722	155,552
Origin Bancorp, Inc.	6,989	288,855
Pacific Premier Bancorp, Inc.	23,114	841,581
PacWest Bancorp	28,470	707,764
Park National Corp.	3,461	510,498
Pathward Financial, Inc.	7,040	295,891
Peapack-Gladstone Financial Corp.	3,969	157,053
Peoples Bancorp, Inc.	6,689	202,476
Pinnacle Financial Partners, Inc.	18,404	1,527,348
Popular, Inc.	18,042	1,275,930
Preferred Bank, Los Angeles	3,258	250,442
Premier Financial Corp.	8,613	248,485
Prosperity Bancshares, Inc.	21,930	1,569,530
QCR Holdings, Inc.	4,069	206,339
Renasant Corp.	13,397	540,837
Republic First Bancorp, Inc. (a)(b)	10,815	30,606
S&T Bancorp, Inc.	9,517	359,838
Sandy Spring Bancorp, Inc.	10,720	379,917
Seacoast Banking Corp., Florida	14,857	459,081
ServisFirst Bancshares, Inc.	11,764	886,182
Silvergate Capital Corp. (a)	7,704	437,279
Simmons First National Corp. Class A	30,990	739,731
Southside Bancshares, Inc.	7,240	247,898
Southstate Corp.	18,235	1,648,991
Stellar Bancorp, Inc. (b)	10,761	353,391
Stock Yards Bancorp, Inc.	7,007	547,877
Synovus Financial Corp.	35,027	1,395,826
Texas Capital Bancshares, Inc. (a)	11,989	719,340
Tompkins Financial Corp.	3,004	248,851
TowneBank	16,109	530,630
Trico Bancshares	7,958	460,848
Triumph Bancorp, Inc. (a)	5,583	287,525
Trustmark Corp.	14,795	541,053
UMB Financial Corp.	10,450	869,649
Umpqua Holdings Corp.	52,272	1,039,167
United Bankshares, Inc., West Virginia	32,337	1,369,472
United Community Bank, Inc.	25,484	981,134
Univest Corp. of Pennsylvania	7,123	200,441
Valley National Bancorp	101,146	1,200,603
Veritex Holdings, Inc.	13,260	418,751
Washington Federal, Inc.	15,696	607,435
Washington Trust Bancorp, Inc.	4,134	200,499
Webster Financial Corp.	42,362	2,298,562
WesBanco, Inc.	14,229	575,421
Westamerica Bancorp.	6,390	400,845
Western Alliance Bancorp.	26,114	1,754,077
Wintrust Financial Corp.	14,618	1,368,537
Zions Bancorp NA	36,197	1,880,072
		88,243,106
Capital Markets - 3.3%
Affiliated Managers Group, Inc.	9,219	1,144,631
Ares Management Corp.	37,262	2,825,577
Artisan Partners Asset Management, Inc.	16,464	469,389
Assetmark Financial Holdings, Inc. (a)	5,051	104,606
B. Riley Financial, Inc.	3,953	160,808
BGC Partners, Inc. Class A	79,138	313,386
Blucora, Inc. (a)	11,468	252,640
Blue Owl Capital, Inc. Class A	80,992	811,540
Bridge Investment Group Holdings, Inc. (b)	6,087	95,322
BrightSphere Investment Group, Inc.	7,839	147,530
Carlyle Group LP	52,354	1,480,571
Cboe Global Markets, Inc.	25,545	3,180,353
Cohen & Steers, Inc.	6,009	361,501
Coinbase Global, Inc. (a)(b)	37,902	2,511,008
Cowen Group, Inc. Class A	6,326	244,310
Diamond Hill Investment Group, Inc.	738	132,803
Donnelley Financial Solutions, Inc. (a)	6,185	250,060
Evercore, Inc. Class A	8,685	912,794
Federated Hermes, Inc.	20,338	706,746
Focus Financial Partners, Inc. Class A (a)	13,888	483,164
Franklin Resources, Inc.	68,524	1,606,888
Galaxy Digital Holdings Ltd. (a)(b)	26,698	129,928
GCM Grosvenor, Inc. Class A	10,137	83,833
GQG Partners, Inc. unit	184,092	169,566
Greenhill & Co., Inc. (b)	2,970	21,057
Hamilton Lane, Inc. Class A	8,488	507,752
Houlihan Lokey	11,979	1,069,964
Interactive Brokers Group, Inc.	24,783	1,986,357
Invesco Ltd.	109,522	1,677,877
Janus Henderson Group PLC	31,966	727,866
Jefferies Financial Group, Inc.	44,678	1,537,370
Lazard Ltd. Class A	27,133	1,023,185
LPL Financial	19,195	4,907,176
Moelis & Co. Class A	15,462	656,517
Morningstar, Inc. (b)	6,046	1,403,760
Open Lending Corp. (a)	25,049	179,601
Oppenheimer Holdings, Inc. Class A (non-vtg.)	1,829	62,954
P10, Inc. (b)	8,003	83,151
Perella Weinberg Partners Class A	9,895	77,973
Piper Jaffray Companies	3,313	423,965
PJT Partners, Inc.	5,852	435,389
Sculptor Capital Management, Inc. Class A	4,987	52,912
SEI Investments Co.	24,773	1,345,174
StepStone Group, Inc. Class A	11,833	349,310
Stifel Financial Corp.	25,549	1,580,717
StoneX Group, Inc. (a)	4,167	388,864
Tradeweb Markets, Inc. Class A	25,893	1,426,186
Victory Capital Holdings, Inc.	6,602	190,930
Virtu Financial, Inc. Class A	23,063	516,150
Virtus Investment Partners, Inc.	1,660	284,673
WisdomTree Investments, Inc.	26,676	144,851
		41,640,635
Consumer Finance - 0.7%
Atlanticus Holdings Corp. (a)(b)	1,225	34,986
Bread Financial Holdings, Inc.	11,966	432,092
Credit Acceptance Corp. (a)(b)	1,465	682,133
CURO Group Holdings Corp.	6,047	31,263
Encore Capital Group, Inc. (a)(b)	5,734	291,975
Enova International, Inc. (a)	7,651	286,836
EZCORP, Inc. (non-vtg.) Class A (a)	13,500	130,410
FirstCash Holdings, Inc.	9,162	901,999
Green Dot Corp. Class A (a)	11,558	219,949
Katapult Holdings, Inc. (a)(b)	12,662	12,029
LendingClub Corp. (a)	24,801	263,883
LendingTree, Inc. (a)	2,694	67,970
Medallion Financial Corp.	5,194	38,539
MoneyLion, Inc. (a)(b)	28,899	32,367
Navient Corp.	26,575	402,346
Nelnet, Inc. Class A	4,273	380,682
NerdWallet, Inc. (b)	7,715	90,574
OneMain Holdings, Inc.	29,764	1,147,700
Oportun Financial Corp. (a)	5,764	31,702
PRA Group, Inc. (a)	9,248	309,808
PROG Holdings, Inc. (a)	12,248	202,337
Regional Management Corp.	2,265	76,919
SLM Corp.	60,568	1,004,823
SoFi Technologies, Inc. (a)(b)	195,657	1,064,374
Sunlight Financial Holdings, Inc. Class A (a)(b)	8,216	9,941
Upstart Holdings, Inc. (a)(b)	16,900	391,742
World Acceptance Corp. (a)(b)	886	71,961
		8,611,340
Diversified Financial Services - 0.4%
A-Mark Precious Metals, Inc.	4,173	126,901
Acacia Research Corp. (a)(b)	9,157	36,536
Cannae Holdings, Inc. (a)	18,021	417,366
Equitable Holdings, Inc.	84,036	2,573,182
Jackson Financial, Inc.	14,481	555,491
Voya Financial, Inc. (b)	23,566	1,610,972
		5,320,448
Insurance - 4.1%
AMBAC Financial Group, Inc. (a)	11,172	156,967
American Equity Investment Life Holding Co.	17,061	734,988
American Financial Group, Inc.	16,786	2,435,816
Amerisafe, Inc.	4,625	270,146
Argo Group International Holdings, Ltd.	8,670	215,623
Assurant, Inc.	12,799	1,738,872
Assured Guaranty Ltd.	14,882	880,866
Axis Capital Holdings Ltd.	18,543	1,013,746
Brighthouse Financial, Inc. (a)	17,263	985,199
Brown & Brown, Inc.	56,447	3,318,519
BRP Group, Inc. (a)	14,545	412,351
CNO Financial Group, Inc.	27,475	606,099
eHealth, Inc. (a)	5,510	14,767
Employers Holdings, Inc.	6,705	292,405
Enstar Group Ltd. (a)	3,259	653,495
Erie Indemnity Co. Class A	6,005	1,543,345
Everest Re Group Ltd.	9,485	3,060,430
First American Financial Corp.	25,085	1,264,284
Genworth Financial, Inc. Class A (a)	120,962	564,893
Globe Life, Inc.	21,763	2,514,062
Goosehead Insurance (a)(b)	5,079	210,829
Hanover Insurance Group, Inc.	8,565	1,254,687
HCI Group, Inc. (b)	1,915	70,166
Hippo Holdings, Inc. (a)(b)	3,829	66,165
Horace Mann Educators Corp.	9,778	385,840
James River Group Holdings Ltd.	9,000	227,430
Kemper Corp.	15,369	732,640
Kinsale Capital Group, Inc.	5,187	1,634,787
Lemonade, Inc. (a)(b)	10,871	263,078
Lincoln National Corp.	37,306	2,009,674
Loews Corp.	47,954	2,734,337
MBIA, Inc. (a)	11,514	123,891
Mercury General Corp.	6,494	188,326
National Western Life Group, Inc.	608	120,396
Old Republic International Corp.	69,081	1,603,370
Oscar Health, Inc. (a)	26,601	99,222
Palomar Holdings, Inc. (a)	6,099	542,567
Primerica, Inc.	9,025	1,305,918
ProAssurance Corp.	13,271	294,749
Reinsurance Group of America, Inc.	16,110	2,370,909
RenaissanceRe Holdings Ltd.	10,518	1,626,924
RLI Corp.	9,740	1,266,882
Root, Inc. (a)(b)	1,428	12,181
Ryan Specialty Group Holdings, Inc. (a)(b)	19,887	891,932
Safety Insurance Group, Inc.	3,400	295,630
Selective Insurance Group, Inc.	14,519	1,424,024
Selectquote, Inc. (a)	29,907	20,157
Siriuspoint Ltd. (a)	20,416	131,071
Stewart Information Services Corp.	6,532	254,487
Tiptree, Inc.	5,484	66,795
Trean Insurance Group, Inc. (a)	4,114	15,098
Trupanion, Inc. (a)(b)	8,419	424,907
United Fire Group, Inc.	5,224	141,570
Universal Insurance Holdings, Inc.	6,527	65,531
Unum Group	45,206	2,060,942
W.R. Berkley Corp.	49,090	3,651,314
White Mountains Insurance Group Ltd.	609	862,435
		52,127,734
Mortgage Real Estate Investment Trusts - 1.0%
AG Mortgage Investment Trust, Inc.	5,838	28,665
AGNC Investment Corp.	126,023	1,035,909
Annaly Capital Management, Inc.	103,840	1,926,232
Apollo Commercial Real Estate Finance, Inc.	31,315	352,607
Arbor Realty Trust, Inc.	41,225	567,668
Ares Commercial Real Estate Corp.	13,239	163,369
Armour Residential REIT, Inc.	27,828	148,045
Blackstone Mortgage Trust, Inc.	41,145	1,026,979
BrightSpire Capital, Inc.	22,570	173,338
Broadmark Realty Capital, Inc.	32,719	190,425
Cherry Hill Mortgage Investment Corp.	4,594	24,945
Chimera Investment Corp.	56,088	378,594
Dynex Capital, Inc.	10,942	130,647
Ellington Financial LLC	13,615	182,169
Ellington Residential Mortgage REIT	3,364	22,505
Franklin BSP Realty Trust, Inc. (b)	20,229	285,027
Granite Point Mortgage Trust, Inc.	13,700	107,682
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	21,196	576,107
Invesco Mortgage Capital, Inc.	7,802	91,361
KKR Real Estate Finance Trust, Inc.	14,107	245,744
Ladder Capital Corp. Class A	28,007	298,835
MFA Financial, Inc.	21,904	218,164
New York Mortgage Trust, Inc.	91,382	245,818
Orchid Island Capital, Inc.	8,191	82,483
PennyMac Mortgage Investment Trust	22,234	308,386
Ready Capital Corp.	24,720	299,606
Redwood Trust, Inc.	28,375	202,314
Rithm Capital Corp.	112,541	948,721
Sachem Capital Corp. (b)	8,044	31,693
Starwood Property Trust, Inc.	74,728	1,543,880
TPG RE Finance Trust, Inc.	13,956	118,207
Two Harbors Investment Corp.	83,330	296,655
		12,252,780
Thrifts & Mortgage Finance - 0.8%
Axos Financial, Inc. (a)	13,070	509,207
Blue Foundry Bancorp (a)	5,918	72,851
Capitol Federal Financial, Inc.	31,214	255,331
Columbia Financial, Inc. (a)	8,012	164,566
Essent Group Ltd.	25,943	1,026,824
Federal Agricultural Mortgage Corp. Class C (non-vtg.)	2,218	255,514
Flagstar Bancorp, Inc.	12,862	497,759
Hingham Institution for Savings	364	89,999
Kearny Financial Corp.	16,261	164,887
Merchants Bancorp	6,007	143,868
MGIC Investment Corp.	72,967	996,000
Mr. Cooper Group, Inc. (a)	17,218	679,939
New York Community Bancorp, Inc.	112,149	1,044,107
NMI Holdings, Inc. (a)	20,454	448,556
Northfield Bancorp, Inc.	10,372	166,367
Ocwen Financial Corp. (a)(b)	1,912	59,731
PennyMac Financial Services, Inc. (b)	7,582	404,272
Provident Financial Services, Inc.	18,009	403,762
Radian Group, Inc.	38,819	810,153
Rocket Companies, Inc. (b)	27,970	192,993
Southern Missouri Bancorp, Inc.	1,884	96,555
TFS Financial Corp.	11,450	160,873
Trustco Bank Corp., New York	4,618	172,344
UWM Holdings Corp. Class A (b)	22,540	73,931
Walker & Dunlop, Inc.	7,400	665,704
Waterstone Financial, Inc.	5,196	88,228
WSFS Financial Corp.	15,305	712,601
		10,356,922
TOTAL FINANCIALS		218,552,965
HEALTH CARE - 12.4%
Biotechnology - 4.6%
2seventy bio, Inc. (a)	9,058	143,841
4D Molecular Therapeutics, Inc. (a)	7,003	60,646
ACADIA Pharmaceuticals, Inc. (a)	29,006	464,966
Adicet Bio, Inc. (a)	7,545	124,417
ADMA Biologics, Inc. (a)(b)	43,089	121,511
Adverum Biotechnologies, Inc. (a)(b)	17,165	14,848
Agenus, Inc. (a)(b)	62,658	157,272
Agios Pharmaceuticals, Inc. (a)(b)	13,227	364,272
Akero Therapeutics, Inc. (a)	7,199	304,230
Alaunos Therapeutics, Inc. (a)(b)	51,708	59,464
Albireo Pharma, Inc. (a)(b)	4,141	84,973
Aldeyra Therapeutics, Inc. (a)	11,312	61,764
Alector, Inc. (a)	15,522	142,802
Alkermes PLC (a)	39,492	896,468
Allakos, Inc. (a)(b)	17,032	99,297
Allogene Therapeutics, Inc. (a)(b)	21,859	225,148
Allovir, Inc. (a)(b)	11,038	76,493
Altimmune, Inc. (a)(b)	10,652	133,576
ALX Oncology Holdings, Inc. (a)(b)	5,080	61,671
Amicus Therapeutics, Inc. (a)	60,152	601,520
AnaptysBio, Inc. (a)(b)	4,692	135,364
Anavex Life Sciences Corp. (a)(b)	18,886	229,843
Anika Therapeutics, Inc. (a)	3,310	94,070
Apellis Pharmaceuticals, Inc. (a)	22,459	1,358,545
Arbutus Biopharma Corp. (a)	25,534	59,750
Arcturus Therapeutics Holdings, Inc. (a)(b)	5,522	97,739
Arcus Biosciences, Inc. (a)	12,572	320,335
Arcutis Biotherapeutics, Inc. (a)	9,557	168,968
Ardelyx, Inc. (a)(b)	34,125	51,188
Arrowhead Pharmaceuticals, Inc. (a)	25,537	888,943
Assembly Biosciences, Inc. (a)(b)	9,778	16,036
Atara Biotherapeutics, Inc. (a)	23,152	107,888
Atossa Therapeutics, Inc. (a)(b)	34,724	34,210
Aura Biosciences, Inc.	3,543	43,898
AVEO Pharmaceuticals, Inc. (a)	6,665	98,442
Avid Bioservices, Inc. (a)(b)	15,304	259,250
Avidity Biosciences, Inc. (a)(b)	12,577	179,600
Avita Medical, Inc. (a)(b)	5,197	25,413
Beam Therapeutics, Inc. (a)(b)	14,254	628,031
BioAtla, Inc. (a)(b)	6,887	47,451
BioCryst Pharmaceuticals, Inc. (a)(b)	44,635	595,877
Biohaven Ltd. (a)	7,625	126,346
BioXcel Therapeutics, Inc. (a)(b)	4,800	60,432
bluebird bio, Inc. (a)(b)	18,678	117,111
Blueprint Medicines Corp. (a)	14,385	745,718
BridgeBio Pharma, Inc. (a)(b)	25,701	268,061
C4 Therapeutics, Inc. (a)(b)	10,484	100,856
Cardiff Oncology, Inc. (a)(b)	9,823	16,011
CareDx, Inc. (a)	12,815	255,147
Caribou Biosciences, Inc. (a)	13,109	127,682
Catalyst Pharmaceutical Partners, Inc. (a)	22,739	315,390
Cel-Sci Corp. (a)(b)	10,716	37,185
Celldex Therapeutics, Inc. (a)	11,258	395,494
Century Therapeutics, Inc. (a)	5,060	53,130
Cerevel Therapeutics Holdings (a)(b)	15,377	429,941
Checkpoint Therapeutics, Inc. (a)(b)	20,314	20,314
Chimerix, Inc. (a)	21,254	37,620
Chinook Therapeutics, Inc. (a)	10,540	229,245
Clovis Oncology, Inc. (a)(b)	32,069	33,031
Cogent Biosciences, Inc. (a)	15,837	216,175
Coherus BioSciences, Inc. (a)	15,784	137,321
Concert Pharmaceuticals, Inc. (a)(b)	10,340	61,523
Crinetics Pharmaceuticals, Inc. (a)	10,357	191,190
CRISPR Therapeutics AG (a)(b)	18,789	983,416
CTI BioPharma Corp. (a)(b)	23,020	112,798
Cue Biopharma, Inc. (a)	6,426	17,093
Cullinan Oncology, Inc. (a)	7,078	93,005
Curis, Inc. (a)(b)	16,080	12,867
Cytokinetics, Inc. (a)	22,656	989,161
CytomX Therapeutics, Inc. (a)	13,476	17,654
Day One Biopharmaceuticals, Inc. (a)	6,576	139,017
Deciphera Pharmaceuticals, Inc. (a)	11,713	189,985
Denali Therapeutics, Inc. (a)	23,500	673,980
DermTech, Inc. (a)(b)	6,481	20,869
Design Therapeutics, Inc. (a)(b)	7,113	111,105
Dynavax Technologies Corp. (a)(b)	28,246	323,417
Dyne Therapeutics, Inc. (a)	6,261	71,375
Eagle Pharmaceuticals, Inc. (a)(b)	2,672	84,088
Editas Medicine, Inc. (a)(b)	16,625	208,644
Eiger Biopharmaceuticals, Inc. (a)(b)	9,505	48,571
Emergent BioSolutions, Inc. (a)	10,573	220,553
Enanta Pharmaceuticals, Inc. (a)	4,693	211,701
Entrada Therapeutics, Inc. (b)	4,171	95,057
Erasca, Inc. (a)(b)	14,534	118,743
Evelo Biosciences, Inc. (a)(b)	13,807	28,166
Exelixis, Inc. (a)	77,472	1,284,486
Fate Therapeutics, Inc. (a)(b)	19,787	413,944
FibroGen, Inc. (a)	20,995	341,799
Foghorn Therapeutics, Inc. (a)(b)	4,611	40,300
G1 Therapeutics, Inc. (a)(b)	8,538	91,015
Generation Bio Co. (a)(b)	10,543	53,980
Geron Corp. (a)	78,309	173,846
Gossamer Bio, Inc. (a)(b)	18,546	205,861
Gritstone Bio, Inc. (a)(b)	15,752	50,721
Halozyme Therapeutics, Inc. (a)	33,125	1,583,706
Heron Therapeutics, Inc. (a)(b)	25,211	97,062
Homology Medicines, Inc. (a)	8,060	12,009
Humacyte, Inc. Class A (a)(b)	14,231	49,026
Icosavax, Inc. (a)(b)	4,801	16,467
Ideaya Biosciences, Inc. (a)(b)	8,255	139,427
IGM Biosciences, Inc. (a)(b)	2,067	41,340
Imago BioSciences, Inc. (a)(b)	5,881	99,977
Immunic, Inc. (a)(b)	5,990	10,602
ImmunityBio, Inc. (a)(b)	25,150	138,325
ImmunoGen, Inc. (a)	47,950	284,823
Immunovant, Inc. (a)(b)	10,852	121,542
Inhibrx, Inc. (a)(b)	6,504	209,299
Inmune Bio, Inc. (a)(b)	3,156	24,207
Inovio Pharmaceuticals, Inc. (a)(b)	60,462	130,598
Insmed, Inc. (a)	28,882	500,236
Intellia Therapeutics, Inc. (a)	18,321	966,982
Intercept Pharmaceuticals, Inc. (a)	6,008	83,331
Invivyd, Inc. (a)(b)	13,119	51,820
Ionis Pharmaceuticals, Inc. (a)	34,101	1,507,264
Iovance Biotherapeutics, Inc. (a)(b)	33,061	308,790
Ironwood Pharmaceuticals, Inc. Class A (a)(b)	32,028	350,386
iTeos Therapeutics, Inc. (a)	5,953	115,964
Iveric Bio, Inc. (a)	26,733	639,453
Janux Therapeutics, Inc. (a)(b)	4,227	76,424
Jounce Therapeutics, Inc. (a)	7,031	15,328
Kalvista Pharmaceuticals, Inc. (a)	4,347	22,039
Karuna Therapeutics, Inc. (a)	6,430	1,410,356
Karyopharm Therapeutics, Inc. (a)(b)	16,598	79,006
Keros Therapeutics, Inc. (a)	3,928	197,736
Kezar Life Sciences, Inc. (a)(b)	12,528	94,148
Kiniksa Pharmaceuticals Ltd. (a)	6,529	74,561
Kinnate Biopharma, Inc. (a)(b)	3,936	33,180
Kodiak Sciences, Inc. (a)	8,149	58,510
Kronos Bio, Inc. (a)(b)	8,975	26,566
Krystal Biotech, Inc. (a)	5,210	398,565
Kura Oncology, Inc. (a)	14,845	230,394
Kymera Therapeutics, Inc. (a)(b)	8,839	268,175
Lexicon Pharmaceuticals, Inc. (a)	22,407	48,175
Ligand Pharmaceuticals, Inc. Class B (a)	3,879	339,994
Lineage Cell Therapeutics, Inc. (a)(b)	27,150	37,467
Macrogenics, Inc. (a)	13,218	67,676
Madrigal Pharmaceuticals, Inc. (a)(b)	2,934	207,786
MannKind Corp. (a)(b)	63,117	213,335
Mersana Therapeutics, Inc. (a)	21,764	171,065
MiMedx Group, Inc. (a)	27,667	81,894
Mirati Therapeutics, Inc. (a)	12,057	811,677
Mirum Pharmaceuticals, Inc. (a)(b)	5,763	129,956
Monte Rosa Therapeutics, Inc. (a)(b)	7,170	65,964
Morphic Holding, Inc. (a)	6,925	193,969
Myovant Sciences Ltd. (a)	10,390	277,829
Myriad Genetics, Inc. (a)	19,364	401,609
Natera, Inc. (a)	23,336	1,095,859
NeoImmuneTech, Inc. unit (a)	17,230	49,433
Neurocrine Biosciences, Inc. (a)	23,017	2,649,717
NextCure, Inc. (a)	3,778	9,445
Nkarta, Inc. (a)(b)	7,895	99,556
Novavax, Inc. (a)(b)	18,859	419,990
Nurix Therapeutics, Inc. (a)(b)	10,583	134,722
Nuvalent, Inc. Class A (a)	4,459	159,231
Ocugen, Inc. (a)(b)	52,348	90,039
Olema Pharmaceuticals, Inc. (a)	7,706	28,975
Organogenesis Holdings, Inc. Class A (a)	17,522	57,472
ORIC Pharmaceuticals, Inc. (a)(b)	6,825	18,223
Outlook Therapeutics, Inc. (a)(b)	30,099	34,915
Oyster Point Pharma, Inc. (a)(b)	4,105	32,183
PDL BioPharma, Inc. (a)(c)	15,583	22,907
PDS Biotechnology Corp. (a)(b)	7,028	36,827
PepGen, Inc.	2,325	28,551
Pieris Pharmaceuticals, Inc. (a)(b)	16,460	18,271
PMV Pharmaceuticals, Inc. (a)(b)	7,797	95,981
Point Biopharma Global, Inc. (a)(b)	15,848	147,862
Praxis Precision Medicines, Inc. (a)(b)	8,261	16,274
Precigen, Inc. (a)(b)	24,049	38,959
Precision BioSciences, Inc. (a)	20,306	28,428
Prometheus Biosciences, Inc. (a)	6,986	366,905
Protagonist Therapeutics, Inc. (a)	10,482	84,904
Prothena Corp. PLC (a)	8,481	521,073
PTC Therapeutics, Inc. (a)	17,195	650,315
Puma Biotechnology, Inc. (a)	7,667	16,714
RAPT Therapeutics, Inc. (a)	5,261	114,795
Recursion Pharmaceuticals, Inc. (a)(b)	28,713	302,922
REGENXBIO, Inc. (a)	9,158	216,770
Relay Therapeutics, Inc. (a)	21,449	476,597
Repligen Corp. (a)	12,433	2,268,898
Replimune Group, Inc. (a)	7,786	142,951
Revolution Medicines, Inc. (a)	18,005	364,781
Rhythm Pharmaceuticals, Inc. (a)(b)	9,736	245,055
Rigel Pharmaceuticals, Inc. (a)	40,061	29,188
Rocket Pharmaceuticals, Inc. (a)(b)	11,804	220,263
Sage Therapeutics, Inc. (a)	12,443	468,603
Sana Biotechnology, Inc. (a)(b)	21,192	122,914
Sangamo Therapeutics, Inc. (a)	31,623	138,825
Sarepta Therapeutics, Inc. (a)	21,057	2,400,919
Scholar Rock Holding Corp. (a)(b)	8,475	82,716
Selecta Biosciences, Inc. (a)(b)	30,931	48,871
Seres Therapeutics, Inc. (a)	22,173	196,453
Sesen Bio, Inc. (a)	47,241	26,370
Shattuck Labs, Inc. (a)(b)	8,775	23,254
Silverback Therapeutics, Inc. (a)(b)	4,570	28,425
Sorrento Therapeutics, Inc. (a)(b)	91,815	144,150
Spectrum Pharmaceuticals, Inc. (a)(b)	43,763	20,131
SpringWorks Therapeutics, Inc. (a)	7,637	183,364
Stoke Therapeutics, Inc. (a)	5,413	80,383
Surface Oncology, Inc. (a)(b)	8,171	10,132
Sutro Biopharma, Inc. (a)	11,372	83,357
Syndax Pharmaceuticals, Inc. (a)	12,832	294,623
Taysha Gene Therapies, Inc. (a)	6,122	10,530
TCR2 Therapeutics, Inc. (a)	10,165	15,959
Tenaya Therapeutics, Inc. (a)	5,540	14,847
TG Therapeutics, Inc. (a)	32,755	190,634
Travere Therapeutics, Inc. (a)	13,216	286,523
Twist Bioscience Corp. (a)	13,608	446,751
Tyra Biosciences, Inc. (a)(b)	3,354	23,210
Ultragenyx Pharmaceutical, Inc. (a)	16,880	682,965
uniQure B.V. (a)	9,885	184,059
United Therapeutics Corp. (a)	10,942	2,522,459
Vanda Pharmaceuticals, Inc. (a)	12,987	135,974
Vaxart, Inc. (a)(b)	33,405	55,786
Vaxcyte, Inc. (a)(b)	10,689	466,147
VBI Vaccines, Inc. (a)(b)	47,235	34,014
Veracyte, Inc. (a)(b)	17,297	347,843
Verastem, Inc. (a)	42,396	17,806
Vericel Corp. (a)	11,280	303,206
Verve Therapeutics, Inc. (a)(b)	9,823	370,327
Viking Therapeutics, Inc. (a)(b)	15,430	63,263
Vir Biotechnology, Inc. (a)	17,931	394,123
Viridian Therapeutics, Inc. (a)(b)	9,044	179,976
Voyager Therapeutics, Inc. (a)(b)	5,824	30,168
Xencor, Inc. (a)	14,420	403,760
Y-mAbs Therapeutics, Inc. (a)(b)	8,063	29,107
Zentalis Pharmaceuticals, Inc. (a)	10,580	265,452
		57,722,510
Health Care Equipment & Supplies - 2.8%
Accuray, Inc. (a)(b)	21,478	43,815
Alphatec Holdings, Inc. (a)	17,086	174,961
Angiodynamics, Inc. (a)	9,266	130,558
Apollo Endosurgery, Inc. (a)(b)	8,132	52,370
Artivion, Inc. (a)	9,388	104,770
Asensus Surgical, Inc. (a)(b)	50,428	21,180
Atricure, Inc. (a)	11,202	471,828
Atrion Corp.	326	195,701
Avanos Medical, Inc. (a)	11,185	247,748
AxoGen, Inc. (a)	10,089	115,216
Axonics Modulation Technologies, Inc. (a)	11,834	865,539
Beyond Air, Inc. (a)(b)	6,077	41,263
BioLife Solutions, Inc. (a)	8,285	194,863
Bioventus, Inc. (a)(b)	7,798	63,476
Butterfly Network, Inc. Class A (a)(b)	34,799	170,515
Cardiovascular Systems, Inc. (a)	10,325	149,093
Cerus Corp. (a)	41,995	153,702
ClearPoint Neuro, Inc. (a)(b)	5,369	53,744
Co.-Diagnostics, Inc. (a)(b)	7,154	24,824
CONMED Corp.	7,349	585,936
Cutera, Inc. (a)(b)	4,291	197,257
DarioHealth Corp. (a)(b)	5,124	22,699
Dentsply Sirona, Inc.	51,938	1,600,729
Enovis Corp. (a)(b)	11,465	566,944
Envista Holdings Corp. (a)	39,300	1,297,293
Figs, Inc. Class A (a)(b)	30,743	226,883
Glaukos Corp. (a)	11,490	644,244
Globus Medical, Inc. (a)	18,553	1,243,051
Haemonetics Corp. (a)	12,410	1,054,230
Heska Corp. (a)	2,457	176,314
ICU Medical, Inc. (a)(b)	4,843	718,750
Inari Medical, Inc. (a)(b)	11,596	892,080
Inogen, Inc. (a)	5,525	125,197
Inspire Medical Systems, Inc. (a)	6,661	1,298,562
Integer Holdings Corp. (a)	7,981	497,456
Integra LifeSciences Holdings Corp. (a)	17,510	879,878
IRadimed Corp.	1,642	47,700
iRhythm Technologies, Inc. (a)	7,226	921,243
Lantheus Holdings, Inc. (a)	16,525	1,222,685
LeMaitre Vascular, Inc.	4,647	201,680
LivaNova PLC (a)	13,009	612,724
Masimo Corp. (a)	11,646	1,532,614
Meridian Bioscience, Inc. (a)	10,534	336,772
Merit Medical Systems, Inc. (a)	13,631	937,404
Mesa Laboratories, Inc.	1,213	160,371
Neogen Corp. (a)	52,119	687,971
Nevro Corp. (a)	8,511	326,312
Novocure Ltd. (a)(b)	21,690	1,532,615
NuVasive, Inc. (a)	12,608	556,391
Omnicell, Inc. (a)	10,681	825,855
OraSure Technologies, Inc. (a)	17,207	75,023
Orthofix International NV (a)	4,603	73,924
OrthoPediatrics Corp. (a)	3,529	149,947
Outset Medical, Inc. (a)	11,618	180,544
Owlet, Inc. (a)(b)	15,988	15,309
Penumbra, Inc. (a)	9,128	1,565,178
PROCEPT BioRobotics Corp. (a)	7,846	356,444
Pulmonx Corp. (a)(b)	9,042	120,801
QuidelOrtho Corp. (a)	13,078	1,174,666
Seaspine Holdings Corp. (a)	7,559	48,604
Semler Scientific, Inc. (a)	1,115	46,841
Senseonics Holdings, Inc. (a)(b)	112,304	132,519
Shockwave Medical, Inc. (a)	8,650	2,535,748
SI-BONE, Inc. (a)	6,944	134,991
Sight Sciences, Inc. (a)(b)	6,365	49,838
Silk Road Medical, Inc. (a)(b)	8,569	377,722
SmileDirectClub, Inc. (a)(b)	22,917	16,503
Staar Surgical Co. (a)	11,584	820,958
Stereotaxis, Inc. (a)(b)	10,037	18,769
SurModics, Inc. (a)	3,294	112,457
Tactile Systems Technology, Inc. (a)	4,404	32,766
Tandem Diabetes Care, Inc. (a)	15,551	873,189
TransMedics Group, Inc. (a)	7,558	364,447
Treace Medical Concepts, Inc. (a)	7,627	186,709
UFP Technologies, Inc. (a)	1,615	151,568
Utah Medical Products, Inc.	756	67,700
Varex Imaging Corp. (a)	9,724	214,998
Vicarious Surgical, Inc. (a)	8,044	31,130
ViewRay, Inc. (a)	35,217	151,081
Zimvie, Inc. (a)	5,110	44,815
Zomedica Corp. (a)(b)	219,003	50,327
Zynex, Inc. (b)	5,381	61,343
		35,441,865
Health Care Providers & Services - 2.5%
1Life Healthcare, Inc. (a)	40,418	691,148
23andMe Holding Co. Class A (a)(b)	62,994	197,801
Acadia Healthcare Co., Inc. (a)	21,814	1,773,478
Accolade, Inc. (a)	14,992	161,614
AdaptHealth Corp. (a)	18,514	422,119
Addus HomeCare Corp. (a)	3,902	399,643
Agiliti, Inc. (a)(b)	8,073	141,035
Amedisys, Inc. (a)	7,829	764,032
AMN Healthcare Services, Inc. (a)	10,429	1,308,840
Apollo Medical Holdings, Inc. (a)(b)	9,501	336,905
ATI Physical Therapy, Inc. (a)	17,871	19,479
Aveanna Healthcare Holdings, Inc. (a)(b)	8,393	11,666
Brookdale Senior Living, Inc. (a)	45,163	201,879
Cano Health, Inc. (a)(b)	41,993	150,335
CareMax, Inc. Class A (a)	16,029	112,844
Castle Biosciences, Inc. (a)	5,932	151,385
Chemed Corp.	3,590	1,676,063
Clover Health Investments Corp. (a)	79,738	125,986
Community Health Systems, Inc. (a)	30,033	86,195
Corvel Corp. (a)	2,241	367,995
Cross Country Healthcare, Inc. (a)	8,613	319,456
DaVita HealthCare Partners, Inc. (a)	13,402	978,480
DocGo, Inc. Class A (a)	18,935	187,457
Encompass Health Corp.	24,017	1,307,485
Enhabit Home Health & Hospice (a)	11,989	148,903
Fulgent Genetics, Inc. (a)	4,812	190,700
Guardant Health, Inc. (a)	24,629	1,219,136
HealthEquity, Inc. (a)	20,309	1,582,274
Henry Schein, Inc. (a)	32,741	2,241,449
Hims & Hers Health, Inc. (a)(b)	30,097	136,640
InfuSystems Holdings, Inc. (a)	4,754	36,273
Invitae Corp. (a)(b)	51,883	133,858
LHC Group, Inc. (a)	7,404	1,237,208
Modivcare, Inc. (a)	3,061	297,652
National Healthcare Corp.	3,254	198,234
National Research Corp. Class A	3,428	139,622
Oak Street Health, Inc. (a)(b)	27,944	565,307
Opko Health, Inc. (a)	100,234	190,445
Option Care Health, Inc. (a)	37,248	1,127,124
Owens & Minor, Inc.	18,515	314,755
Patterson Companies, Inc.	21,068	547,136
Pediatrix Medical Group, Inc. (a)	20,347	394,732
Pennant Group, Inc. (a)	6,399	78,772
PetIQ, Inc. Class A (a)	6,250	51,375
Premier, Inc.	28,277	986,302
Privia Health Group, Inc. (a)	11,807	395,298
Progyny, Inc. (a)	18,016	801,172
R1 Rcm, Inc. (a)	32,811	579,442
RadNet, Inc. (a)	11,766	224,966
Select Medical Holdings Corp.	24,898	639,381
Sema4 Holdings Corp. Class A (a)(b)	62,390	64,262
Surgery Partners, Inc. (a)(b)	9,331	253,710
Talkspace, Inc. Class A (a)(b)	24,028	17,420
Tenet Healthcare Corp. (a)	25,984	1,152,650
The Ensign Group, Inc.	13,298	1,193,894
The Joint Corp. (a)(b)	4,003	66,130
U.S. Physical Therapy, Inc. (b)	3,114	276,523
Universal Health Services, Inc. Class B	15,816	1,832,600
		31,208,665
Health Care Technology - 0.3%
Allscripts Healthcare Solutions, Inc. (a)	26,723	392,828
American Well Corp. (a)	58,387	238,803
Certara, Inc. (a)	25,468	311,474
Computer Programs & Systems, Inc. (a)	3,402	109,885
Definitive Healthcare Corp. (a)(b)	8,840	139,495
Doximity, Inc. (a)(b)	26,694	706,590
Evolent Health, Inc. (a)	20,086	638,936
GoodRx Holdings, Inc. (a)(b)	18,751	100,693
Health Catalyst, Inc. (a)	12,936	114,096
HealthStream, Inc. (a)	5,878	145,187
iCAD, Inc. (a)	5,015	9,579
MultiPlan Corp. Class A (a)(b)	57,107	163,897
Nextgen Healthcare, Inc. (a)	13,282	266,171
Phreesia, Inc. (a)	12,618	344,724
Schrodinger, Inc. (a)	12,973	310,963
Sharecare, Inc. Class A (a)(b)	74,056	142,188
Simulations Plus, Inc.	3,950	163,925
Tabula Rasa HealthCare, Inc. (a)(b)	5,143	20,161
		4,319,595
Life Sciences Tools & Services - 0.8%
10X Genomics, Inc. (a)	23,008	625,357
Adaptive Biotechnologies Corp. (a)	26,587	206,847
Azenta, Inc.	18,098	803,551
Berkeley Lights, Inc. (a)	11,498	25,526
Bio-Rad Laboratories, Inc. Class A (a)	5,167	1,817,286
BioNano Genomics, Inc. (a)(b)	72,455	169,545
Bruker Corp.	24,290	1,502,094
ChromaDex, Inc. (a)(b)	15,873	24,127
Codexis, Inc. (a)	15,348	86,256
CryoPort, Inc. (a)(b)	11,728	325,569
Frontage Holdings Corp. (a)(d)	182,000	41,039
Inotiv, Inc. (a)(b)	4,265	88,627
Maravai LifeSciences Holdings, Inc. (a)	26,347	437,360
Medpace Holdings, Inc. (a)	6,063	1,345,865
Nanostring Technologies, Inc. (a)	10,404	108,826
Nautilus Biotechnology, Inc. (a)(b)	13,549	33,466
NeoGenomics, Inc. (a)	30,727	233,679
Pacific Biosciences of California, Inc. (a)(b)	49,928	421,392
Personalis, Inc. (a)(b)	8,549	22,826
Quanterix Corp. (a)	7,946	87,962
Quantum-Si, Inc. (a)	20,908	63,351
Science 37 Holdings, Inc. (a)	11,638	16,875
Seer, Inc. (a)(b)	8,767	68,646
SomaLogic, Inc. Class A (a)	36,590	126,967
Sotera Health Co. (a)	23,724	163,221
Standard BioTools, Inc. (a)(b)	15,655	18,473
Syneos Health, Inc. (a)	24,731	1,245,948
		10,110,681
Pharmaceuticals - 1.4%
9 Meters Biopharma, Inc. (a)	1	3
Aclaris Therapeutics, Inc. (a)	12,478	194,782
Aerie Pharmaceuticals, Inc. (a)	11,753	178,881
Amneal Pharmaceuticals, Inc. (a)	22,866	50,305
Amphastar Pharmaceuticals, Inc. (a)	9,109	281,468
ANI Pharmaceuticals, Inc. (a)	2,905	112,104
Arvinas Holding Co. LLC (a)	11,703	581,756
Atea Pharmaceuticals, Inc. (a)	18,514	111,084
Athira Pharma, Inc. (a)	7,319	24,226
Axsome Therapeutics, Inc. (a)(b)	7,549	340,837
Cara Therapeutics, Inc. (a)(b)	10,943	102,864
Cassava Sciences, Inc. (a)(b)	9,234	336,487
Citius Pharmaceuticals, Inc. (a)(b)	29,239	31,578
Clearside Biomedical, Inc. (a)	11,373	12,965
Collegium Pharmaceutical, Inc. (a)(b)	8,102	145,350
Corcept Therapeutics, Inc. (a)(b)	22,997	657,714
CymaBay Therapeutics, Inc. (a)	18,347	63,848
DICE Therapeutics, Inc. (a)	6,002	213,131
Edgewise Therapeutics, Inc. (a)	6,582	62,595
Esperion Therapeutics, Inc. (a)(b)	14,352	116,682
Evolus, Inc. (a)(b)	8,423	72,101
Eyepoint Pharmaceuticals, Inc. (a)(b)	5,643	30,472
Fulcrum Therapeutics, Inc. (a)(b)	8,218	45,692
Harmony Biosciences Holdings, Inc. (a)(b)	7,153	371,956
Innoviva, Inc. (a)	15,198	206,085
Intra-Cellular Therapies, Inc. (a)	21,266	971,218
Jazz Pharmaceuticals PLC (a)	15,075	2,167,634
KemPharm, Inc. (a)(b)	7,611	42,622
Liquidia Technologies, Inc. (a)(b)	12,525	61,247
Marinus Pharmaceuticals, Inc. (a)(b)	7,668	44,091
Nektar Therapeutics (a)	46,086	173,283
NGM Biopharmaceuticals, Inc. (a)	8,878	47,409
Nuvation Bio, Inc. (a)(b)	33,736	74,219
Ocular Therapeutix, Inc. (a)	19,095	68,933
Omeros Corp. (a)(b)	14,523	48,071
Organon & Co.	61,131	1,600,410
Pacira Biosciences, Inc. (a)	11,122	575,675
Paratek Pharmaceuticals, Inc. (a)(b)	10,928	38,904
Perrigo Co. PLC	32,370	1,303,864
Phathom Pharmaceuticals, Inc. (a)(b)	5,121	54,283
Phibro Animal Health Corp. Class A	4,870	71,540
Pliant Therapeutics, Inc. (a)	8,133	202,268
Prestige Brands Holdings, Inc. (a)	11,961	651,635
Provention Bio, Inc. (a)(b)	18,175	126,135
Reata Pharmaceuticals, Inc. (a)(b)	6,611	212,874
Relmada Therapeutics, Inc. (a)(b)	6,207	39,663
Revance Therapeutics, Inc. (a)	19,524	435,580
Royalty Pharma PLC	88,223	3,733,597
Seelos Therapeutics, Inc. (a)(b)	24,386	21,201
SIGA Technologies, Inc. (b)	8,830	81,148
Supernus Pharmaceuticals, Inc. (a)	12,888	441,672
Theravance Biopharma, Inc. (a)	13,629	135,881
Theseus Pharmaceuticals, Inc. (b)	3,795	20,417
Tricida, Inc. (a)(b)	6,549	2,176
Ventyx Biosciences, Inc.	5,283	171,011
Xeris Biopharma Holdings, Inc. (a)(b)	30,035	48,056
Xeris Biopharma Holdings, Inc. rights (a)(c)	12,393	2,245
		18,013,928
TOTAL HEALTH CARE		156,817,244
INDUSTRIALS - 17.3%
Aerospace & Defense - 1.5%
AAR Corp. (a)	7,939	351,856
Aerojet Rocketdyne Holdings, Inc. (a)	18,287	886,005
AeroVironment, Inc. (a)	6,024	551,196
AerSale Corp. (a)	4,093	86,772
Archer Aviation, Inc. Class A (a)(b)	33,700	96,045
Astra Space, Inc. Class A (a)(b)	28,499	17,966
Astronics Corp. (a)	6,472	59,931
Axon Enterprise, Inc. (a)	16,274	2,366,891
BWX Technologies, Inc.	21,934	1,249,799
Byrna Technologies, Inc. (a)(b)	3,564	25,197
Cadre Holdings, Inc.	3,645	107,054
Curtiss-Wright Corp.	9,224	1,548,064
Ducommun, Inc. (a)	2,659	125,531
Hexcel Corp.	20,198	1,125,029
Howmet Aerospace, Inc.	88,845	3,158,440
Huntington Ingalls Industries, Inc.	9,597	2,467,101
Kaman Corp.	6,610	212,181
Kratos Defense & Security Solutions, Inc. (a)	30,425	337,109
Maxar Technologies, Inc.	17,972	401,494
Mercury Systems, Inc. (a)	13,902	672,857
Momentus, Inc. Class A (a)(b)	11,384	16,621
Moog, Inc. Class A	6,987	592,148
National Presto Industries, Inc.	1,219	85,927
Park Aerospace Corp.	4,448	55,333
Parsons Corp. (a)	7,905	370,586
Rocket Lab U.S.A., Inc. Class A (a)(b)	52,260	266,003
Spirit AeroSystems Holdings, Inc. Class A	25,310	586,180
Triumph Group, Inc. (a)	15,815	143,126
V2X, Inc. (a)	2,804	114,936
Virgin Galactic Holdings, Inc. (a)(b)	54,614	252,317
Woodward, Inc.	14,493	1,329,008
		19,658,703
Air Freight & Logistics - 0.3%
Air Transport Services Group, Inc. (a)	14,160	413,472
Atlas Air Worldwide Holdings, Inc. (a)	6,183	625,349
Forward Air Corp.	6,460	683,920
GXO Logistics, Inc. (a)(b)	28,619	1,045,738
Hub Group, Inc. Class A (a)	8,171	634,070
		3,402,549
Airlines - 0.5%
Alaska Air Group, Inc. (a)	30,425	1,352,696
Allegiant Travel Co. (a)	3,689	276,859
American Airlines Group, Inc. (a)(b)	156,439	2,218,305
Blade Air Mobility, Inc. (a)(b)	11,534	51,903
Hawaiian Holdings, Inc. (a)	12,150	175,325
JetBlue Airways Corp. (a)	77,950	626,718
Joby Aviation, Inc. (a)(b)	68,919	332,190
SkyWest, Inc. (a)	12,218	216,014
Spirit Airlines, Inc. (a)	26,403	580,866
Sun Country Airlines Holdings, Inc. (a)(b)	8,024	130,631
Wheels Up Experience, Inc. Class A (a)	42,049	74,427
		6,035,934
Building Products - 2.1%
A.O. Smith Corp.	30,965	1,696,263
AAON, Inc.	10,123	652,832
Advanced Drain Systems, Inc.	15,435	1,788,608
Allegion PLC	21,174	2,218,400
American Woodmark Corp. (a)	3,928	178,135
Apogee Enterprises, Inc.	5,411	248,257
Armstrong World Industries, Inc.	11,114	839,885
Builders FirstSource, Inc. (a)	37,580	2,317,183
Carlisle Companies, Inc.	12,431	2,968,523
CSW Industrials, Inc.	3,706	477,778
Fortune Brands Home & Security, Inc.	31,163	1,879,752
Gibraltar Industries, Inc. (a)	7,615	388,974
Griffon Corp.	11,393	366,171
Hayward Holdings, Inc. (a)(b)	24,744	228,882
Insteel Industries, Inc.	4,882	128,641
Janus International Group, Inc. (a)	18,922	182,219
Jeld-Wen Holding, Inc. (a)	20,372	216,147
Lennox International, Inc.	7,767	1,814,138
Masonite International Corp. (a)	5,363	383,615
Owens Corning	23,162	1,982,899
PGT Innovations, Inc. (a)	14,596	311,041
Quanex Building Products Corp.	7,991	177,081
Resideo Technologies, Inc. (a)	35,094	828,920
Simpson Manufacturing Co. Ltd.	10,409	889,761
Tecnoglass, Inc. (b)	4,970	102,034
The AZEK Co., Inc. (a)	26,491	463,857
Trex Co., Inc. (a)	26,594	1,278,905
UFP Industries, Inc.	14,831	1,056,412
View, Inc. Class A (a)(b)	13,494	18,217
Zurn Elkay Water Solutions Cor (b)	35,015	822,502
		26,906,032
Commercial Services & Supplies - 1.4%
ABM Industries, Inc.	16,047	714,252
ACCO Brands Corp.	22,646	104,172
ACV Auctions, Inc. Class A (a)	28,106	256,327
Aris Water Solution, Inc. Class A (b)	6,102	103,917
Aurora Innovation, Inc. (a)(b)	87,393	180,030
Brady Corp. Class A	11,185	511,714
BrightView Holdings, Inc. (a)	9,252	82,528
Casella Waste Systems, Inc. Class A (a)	12,186	996,937
Cimpress PLC (a)	4,749	110,557
Clean Harbors, Inc. (a)	12,114	1,483,480
CoreCivic, Inc. (a)	28,161	294,846
Deluxe Corp.	10,412	191,373
Driven Brands Holdings, Inc. (a)	13,288	424,950
Ennis, Inc.	6,138	138,473
Harsco Corp. (a)	18,633	98,569
Healthcare Services Group, Inc.	17,799	248,474
Heritage-Crystal Clean, Inc. (a)	3,849	105,732
HNI Corp.	9,948	288,393
IAA, Inc. (a)	32,215	1,221,915
Interface, Inc.	14,141	159,935
KAR Auction Services, Inc. (a)(b)	27,845	404,588
Kimball International, Inc. Class B	8,421	62,231
Matthews International Corp. Class A	7,458	200,471
Millerknoll, Inc.	18,466	391,110
Montrose Environmental Group, Inc. (a)(b)	6,612	289,473
MSA Safety, Inc.	8,857	1,188,964
Pitney Bowes, Inc.	39,010	121,321
Rollins, Inc.	55,663	2,342,299
SP Plus Corp. (a)	5,614	207,886
Steelcase, Inc. Class A	21,772	169,168
Stericycle, Inc. (a)	22,171	988,383
Tetra Tech, Inc.	12,843	1,814,459
The Brink's Co.	11,471	684,016
The GEO Group, Inc. (a)	30,272	256,101
UniFirst Corp.	3,613	664,828
Viad Corp. (a)	4,952	184,611
VSE Corp.	2,652	122,761
		17,809,244
Construction & Engineering - 1.4%
AECOM	33,503	2,522,106
Ameresco, Inc. Class A (a)(b)	8,144	492,549
API Group Corp. (a)	48,426	798,545
Arcosa, Inc.	11,627	746,453
Argan, Inc.	3,579	124,084
Comfort Systems U.S.A., Inc.	8,612	1,061,687
Construction Partners, Inc. Class A (a)	10,111	314,857
Dycom Industries, Inc. (a)	7,102	839,314
EMCOR Group, Inc.	11,858	1,673,164
Fluor Corp. (a)	34,126	1,032,653
Granite Construction, Inc. (b)	10,446	352,344
Great Lakes Dredge & Dock Corp. (a)	15,466	116,923
IES Holdings, Inc. (a)	2,121	70,078
MasTec, Inc. (a)	13,763	1,060,852
Matrix Service Co. (a)	7,279	35,667
MDU Resources Group, Inc.	48,713	1,387,346
MYR Group, Inc. (a)	3,999	349,952
Northwest Pipe Co. (a)	2,362	80,284
NV5 Global, Inc. (a)	2,985	432,676
Primoris Services Corp.	12,906	260,572
Sterling Construction Co., Inc. (a)(b)	7,556	203,936
Tutor Perini Corp. (a)	10,133	75,187
Valmont Industries, Inc.	5,123	1,635,364
Willscot Mobile Mini Holdings (a)	51,398	2,185,957
		17,852,550
Electrical Equipment - 1.6%
Acuity Brands, Inc.	7,892	1,448,734
Advent Technologies Holdings, Inc. Class A (a)(b)	7,885	17,820
American Superconductor Corp. (a)(b)	7,005	31,663
Array Technologies, Inc. (a)	33,686	609,717
Atkore, Inc. (a)	9,961	949,283
AZZ, Inc.	6,002	241,280
Babcock & Wilcox Enterprises, Inc. (a)(b)	17,635	80,416
Beam Global (a)(b)	2,366	29,693
Bloom Energy Corp. Class A (a)(b)	42,453	794,296
ChargePoint Holdings, Inc. Class A (a)(b)	62,501	873,764
Encore Wire Corp.	4,615	634,978
Energous Corp. (a)(b)	24,351	29,952
EnerSys	9,814	650,570
Enovix Corp. (a)(b)	26,431	498,753
Eos Energy Enterprises, Inc. (a)(b)	13,683	21,209
ESS Tech, Inc. Class A (a)(b)	15,014	63,509
Fluence Energy, Inc. (b)	8,413	125,606
FTC Solar, Inc. (a)(b)	8,220	17,015
FuelCell Energy, Inc. (a)(b)	91,353	285,021
GrafTech International Ltd.	46,423	236,293
Hubbell, Inc. Class B	12,927	3,069,904
KULR Technology Group, Inc. (a)(b)	12,981	26,611
nVent Electric PLC	40,085	1,463,103
Powell Industries, Inc.	2,148	52,991
Regal Rexnord Corp.	16,020	2,027,171
Sensata Technologies, Inc. PLC	37,417	1,504,538
Shoals Technologies Group, Inc. (a)	25,450	588,150
Stem, Inc. (a)(b)	34,932	475,075
SunPower Corp. (a)(b)	20,370	376,641
Sunrun, Inc. (a)	51,225	1,153,075
Thermon Group Holdings, Inc. (a)	8,211	145,827
TPI Composites, Inc. (a)	8,757	87,220
Vertiv Holdings Co. (b)	72,756	1,041,138
Vicor Corp. (a)	5,325	254,375
		19,905,391
Machinery - 4.0%
3D Systems Corp. (a)(b)	31,666	279,611
AGCO Corp.	14,898	1,849,885
Agrify Corp. (a)	1	2
Alamo Group, Inc.	2,474	376,246
Albany International Corp. Class A	7,448	682,386
Allison Transmission Holdings, Inc.	23,059	974,243
Altra Industrial Motion Corp.	15,797	950,032
Astec Industries, Inc.	5,524	241,123
Barnes Group, Inc.	12,122	428,755
Berkshire Grey, Inc. Class A (a)(b)	8,955	12,000
Blue Bird Corp. (a)	4,555	41,769
Chart Industries, Inc. (a)	8,629	1,923,232
CIRCOR International, Inc. (a)	4,922	101,738
Columbus McKinnon Corp. (NY Shares)	6,727	191,854
Commercial Vehicle Group, Inc. (a)(b)	7,808	39,352
Crane Holdings Co.	11,457	1,149,595
Desktop Metal, Inc. (a)(b)	56,285	142,401
Donaldson Co., Inc.	29,614	1,701,324
Douglas Dynamics, Inc.	5,656	192,021
Energy Recovery, Inc. (a)	13,435	345,683
Enerpac Tool Group Corp. Class A	13,969	354,952
EnPro Industries, Inc.	5,008	533,352
ESCO Technologies, Inc.	6,211	535,202
Evoqua Water Technologies Corp. (a)	29,251	1,146,054
Federal Signal Corp.	14,549	678,711
Flowserve Corp. (b)	31,391	900,294
Franklin Electric Co., Inc.	9,337	765,074
Gates Industrial Corp. PLC (a)	23,317	259,985
Gorman-Rupp Co.	5,401	146,583
Graco, Inc.	40,726	2,833,715
Helios Technologies, Inc.	7,973	451,989
Hillenbrand, Inc.	16,678	736,834
Hillman Solutions Corp. Class A (a)	28,838	225,225
Hydrofarm Holdings Group, Inc. (a)(b)	8,230	21,233
Hyliion Holdings Corp. Class A (a)(b)	29,845	85,058
Hyster-Yale Materials Handling, Inc. Class A	2,274	66,310
Hyzon Motors, Inc. Class A (a)(b)	21,890	41,810
ITT, Inc.	19,917	1,521,460
John Bean Technologies Corp.	7,742	706,070
Kadant, Inc.	2,817	501,285
Kennametal, Inc.	19,621	524,077
Lightning eMotors, Inc. (a)(b)	5,989	9,223
Lincoln Electric Holdings, Inc.	13,887	1,971,954
Lindsay Corp.	2,671	452,200
Luxfer Holdings PLC sponsored	6,864	99,322
Manitowoc Co., Inc. (a)	8,440	76,973
Markforged Holding Corp. (a)(b)	21,998	47,956
Microvast Holdings, Inc. (a)	45,194	110,725
Middleby Corp. (a)	12,985	1,816,082
Mueller Industries, Inc.	13,654	855,287
Mueller Water Products, Inc. Class A	37,845	442,787
Nikola Corp. (a)(b)	72,203	273,649
Nordson Corp.	12,980	2,920,500
Omega Flex, Inc. (b)	733	69,195
Oshkosh Corp.	15,747	1,385,736
Pentair PLC	39,654	1,703,139
Proterra, Inc. Class A (a)(b)	46,741	291,664
Proto Labs, Inc. (a)	6,692	255,567
RBC Bearings, Inc. (a)(b)	6,966	1,766,090
REV Group, Inc.	8,166	112,201
Sarcos Technology and Robotics Corp. Class A (a)(b)	19,480	39,350
Shyft Group, Inc. (The)	7,597	174,579
Snap-On, Inc.	12,790	2,840,020
SPX Technologies, Inc. (a)	10,864	715,286
Standex International Corp.	2,855	282,788
Tennant Co.	4,489	261,484
Terex Corp.	16,320	661,613
The Greenbrier Companies, Inc.	7,863	277,643
Timken Co.	16,073	1,145,844
Titan International, Inc. (a)	12,355	184,831
Toro Co.	25,177	2,654,411
Trinity Industries, Inc. (b)	19,631	560,072
Velo3D, Inc. (a)(b)	14,768	58,186
Wabash National Corp.	11,656	252,352
Watts Water Technologies, Inc. Class A	6,586	963,927
Xos, Inc. Class A (a)(b)	11,429	12,915
		50,404,076
Marine - 0.2%
Eagle Bulk Shipping, Inc. (b)	2,295	111,032
Genco Shipping & Trading Ltd.	8,433	113,002
Kirby Corp. (a)	14,389	1,003,633
Matson, Inc.	9,405	692,020
Pangaea Logistics Solutions Ltd. (b)	8,376	40,456
		1,960,143
Professional Services - 1.8%
Alight, Inc. Class A (a)	65,128	539,911
ASGN, Inc. (a)	12,084	1,024,482
Atlas Technical Consultants, Inc. (a)(b)	7,576	57,426
Barrett Business Services, Inc.	1,753	152,897
BlackSky Technology, Inc. Class A (a)(b)	15,956	25,689
Booz Allen Hamilton Holding Corp. Class A	31,800	3,461,430
CACI International, Inc. Class A (a)	5,622	1,709,257
CBIZ, Inc. (a)	12,269	609,033
Clarivate Analytics PLC (a)(b)	103,971	1,074,020
CRA International, Inc.	1,724	177,124
Dun & Bradstreet Holdings, Inc. (b)	51,986	668,020
Exponent, Inc.	12,320	1,173,603
First Advantage Corp. (a)	13,956	196,082
Forrester Research, Inc. (a)	2,697	114,137
Franklin Covey Co. (a)	3,005	152,053
FTI Consulting, Inc. (a)(b)	8,317	1,294,375
Heidrick & Struggles International, Inc.	4,980	140,237
HireRight Holdings Corp.	4,577	61,606
Huron Consulting Group, Inc. (a)	4,957	364,984
ICF International, Inc.	4,093	489,646
Insperity, Inc.	8,612	1,016,388
KBR, Inc.	33,376	1,661,124
Kelly Services, Inc. Class A (non-vtg.)	8,549	139,691
Kforce, Inc.	4,909	310,592
Korn Ferry	13,188	733,121
Manpower, Inc.	12,448	975,176
Red Violet, Inc. (a)	2,846	49,634
Resources Connection, Inc.	7,338	134,065
Robert Half International, Inc.	26,411	2,019,385
Science Applications International Corp.	13,375	1,449,048
Skillsoft Corp. (a)(b)	19,195	34,359
Spire Global, Inc. (a)(b)	23,189	33,392
TriNet Group, Inc. (a)	8,872	576,503
TrueBlue, Inc. (a)	7,922	155,747
Upwork, Inc. (a)	28,650	385,343
Willdan Group, Inc. (a)	2,737	37,825
		23,197,405
Road & Rail - 1.2%
AMERCO	2,360	1,357,448
ArcBest Corp.	5,913	469,670
Avis Budget Group, Inc. (a)(b)	6,947	1,642,688
Bird Global, Inc. Class A (a)(b)	32,613	14,161
Covenant Transport Group, Inc. Class A	2,386	90,286
Daseke, Inc. (a)	14,234	84,835
Heartland Express, Inc.	11,633	173,099
J.B. Hunt Transport Services, Inc.	19,991	3,419,860
Knight-Swift Transportation Holdings, Inc. Class A	38,645	1,856,119
Landstar System, Inc.	8,774	1,370,674
Marten Transport Ltd.	13,813	259,270
P.A.M. Transportation Services, Inc.	1,774	49,406
Ryder System, Inc.	12,325	992,286
Saia, Inc. (a)	6,367	1,266,142
Schneider National, Inc. Class B (b)	8,860	197,046
TuSimple Holdings, Inc. (a)	33,026	113,279
U.S. Xpress Enterprises, Inc. (a)(b)	6,663	15,525
Werner Enterprises, Inc.	14,197	556,522
XPO Logistics, Inc. (a)	27,705	1,433,457
Yellow Corp. (a)(b)	8,765	38,829
		15,400,602
Trading Companies & Distributors - 1.3%
Air Lease Corp. Class A (b)	24,708	871,945
Applied Industrial Technologies, Inc.	9,232	1,148,276
Beacon Roofing Supply, Inc. (a)	12,202	687,583
BlueLinx Corp. (a)	2,233	157,337
Boise Cascade Co.	9,503	634,515
Core & Main, Inc. (a)(b)	17,442	411,282
Custom Truck One Source, Inc. Class A (a)	14,900	103,257
DXP Enterprises, Inc. (a)	3,783	108,232
GATX Corp.	8,439	883,648
Global Industrial Co.	3,968	125,944
GMS, Inc. (a)	10,282	485,310
H&E Equipment Services, Inc.	7,866	297,020
Herc Holdings, Inc.	6,132	721,185
Hudson Technologies, Inc. (a)(b)	9,249	85,183
McGrath RentCorp.	5,840	549,252
MRC Global, Inc. (a)	20,025	200,851
MSC Industrial Direct Co., Inc. Class A	11,378	944,146
NOW, Inc. (a)	26,791	341,049
Rush Enterprises, Inc. Class A	10,424	520,053
SiteOne Landscape Supply, Inc. (a)(b)	10,876	1,260,202
Textainer Group Holdings Ltd.	10,534	315,177
Titan Machinery, Inc. (a)	4,849	166,709
Transcat, Inc. (a)	1,738	143,837
Triton International Ltd.	14,807	898,637
Univar Solutions, Inc. (a)	40,055	1,020,601
Veritiv Corp. (a)	3,360	390,634
Watsco, Inc. (b)	8,004	2,168,764
WESCO International, Inc. (a)	10,762	1,482,681
		17,123,310
TOTAL INDUSTRIALS		219,655,939
INFORMATION TECHNOLOGY - 11.9%
Communications Equipment - 0.9%
ADTRAN Holdings, Inc.	16,900	379,574
Aviat Networks, Inc. (a)	2,449	79,984
CalAmp Corp. (a)(b)	8,475	32,205
Calix, Inc. (a)	13,607	1,002,019
Cambium Networks Corp. (a)(b)	3,044	58,901
Casa Systems, Inc. (a)(b)	9,755	30,728
Ciena Corp. (a)	36,034	1,726,029
Clearfield, Inc. (a)(b)	2,809	341,209
CommScope Holding Co., Inc. (a)	50,083	663,099
Comtech Telecommunications Corp.	6,281	69,405
Digi International, Inc. (a)	8,404	338,933
DZS, Inc. (a)(b)	3,985	63,322
EMCORE Corp. (a)	9,718	14,869
Extreme Networks, Inc. (a)	31,098	557,898
Harmonic, Inc. (a)	25,469	393,496
Infinera Corp. (a)(b)	45,456	255,008
Inseego Corp. (a)(b)	19,541	44,163
Juniper Networks, Inc.	77,441	2,369,695
Lantronix, Inc. (a)(b)	5,350	27,018
Lumentum Holdings, Inc. (a)	16,594	1,235,423
NETGEAR, Inc. (a)	6,905	135,683
NetScout Systems, Inc. (a)	16,230	582,982
Ondas Holdings, Inc. (a)(b)	7,684	30,736
Ribbon Communications, Inc. (a)	16,976	44,986
ViaSat, Inc. (a)(b)	18,184	744,817
Viavi Solutions, Inc. (a)	54,477	822,603
		12,044,785
Electronic Equipment & Components - 2.1%
908 Devices, Inc. (a)(b)	5,275	84,347
Advanced Energy Industries, Inc.	8,991	707,142
Aeva Technologies, Inc. (a)	23,206	46,412
AEye, Inc. Class A (a)(b)	23,832	20,746
Akoustis Technologies, Inc. (a)(b)	11,974	39,873
Alpine 4 Holdings, Inc. (a)(b)	36,735	26,523
Arlo Technologies, Inc. (a)	20,813	107,187
Arrow Electronics, Inc. (a)	15,450	1,564,467
Avnet, Inc.	22,748	914,242
Badger Meter, Inc.	7,041	791,972
Belden, Inc.	10,453	727,842
Benchmark Electronics, Inc.	8,425	239,186
Cognex Corp.	41,789	1,931,905
Coherent Corp. (a)	31,215	1,049,136
CTS Corp.	7,724	305,252
Daktronics, Inc. (a)	10,999	37,617
ePlus, Inc. (a)	6,643	323,647
Evolv Technologies Holdings, Inc. (a)(b)	17,267	50,592
Fabrinet (a)	8,871	1,014,842
FARO Technologies, Inc. (a)	4,312	125,954
Focus Universal, Inc. (a)(b)	4,000	40,720
Identiv, Inc. (a)	5,544	66,805
Insight Enterprises, Inc. (a)	7,327	692,475
IPG Photonics Corp. (a)	7,996	684,937
Itron, Inc. (a)	10,877	531,777
Jabil, Inc.	33,127	2,128,410
Kimball Electronics, Inc. (a)	5,849	120,899
Knowles Corp. (a)	22,120	304,150
Lightwave Logic, Inc. (a)(b)	27,001	228,698
Littelfuse, Inc.	5,960	1,312,690
Methode Electronics, Inc. Class A	8,911	367,401
MicroVision, Inc. (a)(b)	39,488	144,526
Mirion Technologies, Inc. Class A (a)(b)	29,287	236,639
Napco Security Technologies, Inc.	7,111	202,095
National Instruments Corp.	32,001	1,221,798
nLIGHT, Inc. (a)	10,905	117,447
Novanta, Inc. (a)	8,579	1,213,071
OSI Systems, Inc. (a)	3,839	315,489
Ouster, Inc. (a)(b)	24,438	30,548
Par Technology Corp. (a)(b)	6,573	189,171
PC Connection, Inc.	2,673	142,043
Plexus Corp. (a)	6,642	653,573
Rogers Corp. (a)	4,490	1,056,632
Sanmina Corp. (a)	13,900	779,095
ScanSource, Inc. (a)	6,019	186,469
Smartrent, Inc. (a)(b)	29,932	82,313
TD SYNNEX Corp.	10,198	933,219
TTM Technologies, Inc. (a)	24,331	372,508
Velodyne Lidar, Inc. (a)(b)	45,096	44,532
Vishay Intertechnology, Inc.	31,340	655,319
Vishay Precision Group, Inc. (a)	3,065	103,444
Vontier Corp.	38,024	726,258
		25,994,035
IT Services - 2.0%
Affirm Holdings, Inc. (a)(b)	49,610	995,673
Amdocs Ltd.	29,446	2,541,484
BigCommerce Holdings, Inc. (a)	14,563	216,406
Brightcove, Inc. (a)	9,622	64,467
Cantaloupe, Inc. (a)	13,476	45,145
Cass Information Systems, Inc.	2,868	122,693
Concentrix Corp.	10,298	1,258,725
Conduent, Inc. (a)	39,490	162,699
CSG Systems International, Inc.	7,709	498,541
Cyxtera Technologies, Inc. Class A (a)	13,305	32,198
Digitalocean Holdings, Inc. (a)(b)	14,713	528,491
DXC Technology Co. (a)	55,329	1,590,709
Edgio, Inc. (a)(b)	33,394	89,830
Euronet Worldwide, Inc. (a)	11,335	952,253
EVERTEC, Inc.	15,906	569,594
EVO Payments, Inc. Class A (a)	11,588	390,400
Exela Technologies, Inc. (a)(b)	6,049	1,437
ExlService Holdings, Inc. (a)	7,953	1,446,253
Fastly, Inc. Class A (a)(b)	27,591	234,248
Genpact Ltd.	40,561	1,967,209
Grid Dynamics Holdings, Inc. (a)	11,579	157,590
Hackett Group, Inc.	6,876	150,172
i3 Verticals, Inc. Class A (a)	5,708	124,206
Information Services Group, Inc.	8,638	46,904
International Money Express, Inc. (a)	8,234	222,565
Kyndryl Holdings, Inc. (a)	49,136	475,145
Marqeta, Inc. Class A (a)	96,808	762,847
Maximus, Inc.	14,527	895,880
MoneyGram International, Inc. (a)	22,726	240,668
Paya Holdings, Inc. (a)	21,435	172,337
Paymentus Holdings, Inc. (a)(b)	3,682	38,293
Perficient, Inc. (a)	8,352	559,333
Rackspace Technology, Inc. (a)(b)	13,828	71,214
Repay Holdings Corp. (a)	18,110	110,290
Sabre Corp. (a)(b)	79,366	461,116
Shift4 Payments, Inc. (a)(b)	12,304	565,615
SolarWinds, Inc. (a)(b)	11,147	104,002
Squarespace, Inc. Class A (a)(b)	10,145	225,320
Switch, Inc. Class A	33,274	1,132,980
TaskUs, Inc. (a)(b)	6,430	129,822
The Western Union Co.	92,825	1,254,066
Toast, Inc. (a)(b)	72,601	1,603,756
Ttec Holdings, Inc.	4,500	200,115
Tucows, Inc. (a)	2,414	108,509
Unisys Corp. (a)	16,373	139,171
Verra Mobility Corp. (a)	34,189	583,606
WEX, Inc. (a)	10,618	1,742,839
		25,986,816
Semiconductors & Semiconductor Equipment - 1.7%
ACM Research, Inc.	9,940	63,616
AEHR Test Systems (a)(b)	5,992	123,255
Allegro MicroSystems LLC (a)	15,656	397,819
Alpha & Omega Semiconductor Ltd. (a)(b)	5,347	175,114
Ambarella, Inc. (a)	8,738	478,231
Amkor Technology, Inc.	24,450	508,316
Atomera, Inc. (a)(b)	5,096	45,915
Axcelis Technologies, Inc. (a)	7,950	461,100
AXT, Inc. (a)	9,781	44,406
CEVA, Inc. (a)	5,588	154,564
Cirrus Logic, Inc. (a)	13,410	900,079
Cohu, Inc. (a)	11,769	387,435
CyberOptics Corp. (a)	1,547	83,492
Diodes, Inc. (a)	10,943	784,285
Everspin Technologies, Inc. (a)(b)	3,360	20,261
First Solar, Inc. (a)	23,858	3,473,009
FormFactor, Inc. (a)	18,579	375,482
Ichor Holdings Ltd. (a)	6,927	176,223
Impinj, Inc. (a)	5,040	577,735
indie Semiconductor, Inc. (a)	15,510	121,288
Kopin Corp. (a)	19,296	20,840
Kulicke & Soffa Industries, Inc. (b)	13,970	585,902
Lattice Semiconductor Corp. (a)	33,070	1,604,226
MACOM Technology Solutions Holdings, Inc. (a)	12,266	709,833
MaxLinear, Inc. Class A (a)	17,357	535,984
Meta Materials, Inc. (a)(b)	77,835	82,505
MKS Instruments, Inc.	13,752	1,129,727
Navitas Semiconductor Corp. (a)(b)	19,590	82,474
NVE Corp.	1,246	77,264
Onto Innovation, Inc. (a)	12,066	806,491
PDF Solutions, Inc. (a)	7,121	167,913
Photronics, Inc. (a)	14,945	242,408
Pixelworks, Inc. (a)	11,074	15,614
Power Integrations, Inc.	13,750	917,263
Rambus, Inc. (a)	26,714	805,694
Rockley Photonics Holdings Ltd. (a)(b)	20,994	10,709
Semtech Corp. (a)	15,544	430,413
Silicon Laboratories, Inc. (a)	8,223	944,987
SiTime Corp. (a)	3,856	346,307
SkyWater Technology, Inc. (a)(b)	1,430	11,597
SMART Global Holdings, Inc. (a)(b)	11,978	162,062
Synaptics, Inc. (a)	9,556	846,662
Ultra Clean Holdings, Inc. (a)	10,905	339,255
Universal Display Corp.	10,479	997,810
Veeco Instruments, Inc. (a)(b)	12,298	224,193
		21,449,758
Software - 4.9%
8x8, Inc. (a)(b)	27,750	117,383
A10 Networks, Inc.	15,968	268,262
ACI Worldwide, Inc. (a)	27,387	666,326
Adeia, Inc.	25,343	283,335
Agilysys, Inc. (a)	4,723	303,075
Alarm.com Holdings, Inc. (a)	11,930	701,961
Altair Engineering, Inc. Class A (a)(b)	12,564	616,264
Alteryx, Inc. Class A (a)	14,690	715,844
American Software, Inc. Class A	8,817	151,035
Amplitude, Inc. (a)(b)	12,476	209,597
AppFolio, Inc. (a)	4,470	560,404
Appian Corp. Class A (a)(b)	9,980	487,224
Asana, Inc. (a)(b)	18,218	375,291
Aspen Technology, Inc. (a)	6,956	1,679,526
Avaya Holdings Corp. (a)(b)	19,511	30,827
AvePoint, Inc. (a)(b)	20,449	89,362
Benefitfocus, Inc. (a)	6,959	49,061
Bentley Systems, Inc. Class B (b)	47,324	1,669,591
Black Knight, Inc. (a)	37,491	2,267,081
Blackbaud, Inc. (a)	10,702	585,399
BlackLine, Inc. (a)	13,058	731,248
Box, Inc. Class A (a)	34,598	1,005,072
BTRS Holdings, Inc. (a)	20,928	197,560
C3.ai, Inc. (a)(b)	19,831	259,984
Cerence, Inc. (a)	9,519	163,727
Ceridian HCM Holding, Inc. (a)	36,873	2,440,624
ChannelAdvisor Corp. (a)	6,932	159,713
Clear Secure, Inc. (a)(b)	17,240	465,825
Clearwater Analytics Holdings, Inc. (a)(b)	12,422	202,354
CommVault Systems, Inc. (a)	10,866	661,631
Confluent, Inc. (a)(b)	34,042	915,049
Consensus Cloud Solutions, Inc. (a)	4,214	236,574
CoreCard Corp. (a)(b)	1,429	35,011
Couchbase, Inc. (a)	5,957	76,250
Coupa Software, Inc. (a)	18,214	969,531
CS Disco, Inc. (a)(b)	4,199	45,013
Digimarc Corp. (a)(b)	3,311	54,102
Digital Turbine, Inc. (a)	22,012	321,375
Dolby Laboratories, Inc. Class A	14,762	986,692
Domo, Inc. Class B (a)	7,751	136,960
Dropbox, Inc. Class A (a)	66,145	1,438,654
Duck Creek Technologies, Inc. (a)	18,089	215,983
Dynatrace, Inc. (a)(b)	48,289	1,701,704
E2open Parent Holdings, Inc. (a)(b)	41,451	241,659
Ebix, Inc. (b)	5,871	116,187
eGain Communications Corp. (a)	5,436	43,760
Elastic NV (a)	18,509	1,183,651
Embark Technology, Inc. (a)(b)	3,398	20,524
Enfusion, Inc. Class A (b)	3,041	43,091
Envestnet, Inc. (a)	13,333	657,450
Everbridge, Inc. (a)	9,608	301,019
Five9, Inc. (a)	16,921	1,019,659
ForgeRock, Inc. (a)(b)	7,046	158,958
Freshworks, Inc. (a)(b)	35,073	476,642
GitLab, Inc. (b)	12,928	626,491
Guidewire Software, Inc. (a)	20,179	1,198,834
Intapp, Inc. (a)	3,642	81,799
InterDigital, Inc. (b)	7,120	355,074
IronNet, Inc. Class A (a)	11,326	8,041
Jamf Holding Corp. (a)(b)	10,756	254,595
KnowBe4, Inc. (a)	19,199	471,911
Latch, Inc. (a)(b)	20,486	27,451
Life360, Inc. unit (a)(d)	45,572	201,427
LivePerson, Inc. (a)	16,629	175,769
Liveramp Holdings, Inc. (a)	16,231	298,001
Manhattan Associates, Inc. (a)	15,104	1,837,704
Marathon Digital Holdings, Inc. (a)(b)	26,738	350,535
Matterport, Inc. (a)(b)	50,910	177,676
MeridianLink, Inc. (a)(b)	4,840	87,120
MicroStrategy, Inc. Class A (a)(b)	2,249	601,630
Mitek Systems, Inc. (a)	11,025	124,693
Model N, Inc. (a)	8,126	308,788
Momentive Global, Inc. (a)	30,633	237,712
N-able, Inc. (a)	16,635	180,157
nCino, Inc. (a)(b)	18,354	577,784
NCR Corp. (a)	32,943	700,368
New Relic, Inc. (a)	13,759	815,083
Nutanix, Inc. Class A (a)	53,927	1,477,600
Olo, Inc. (a)(b)	24,701	217,616
ON24, Inc. (a)	10,414	84,770
Onespan, Inc. (a)	8,186	89,964
Pagerduty, Inc. (a)	19,140	477,352
Paycor HCM, Inc. (a)(b)	11,366	346,322
Paylocity Holding Corp. (a)	9,856	2,284,522
Pegasystems, Inc.	10,058	374,258
Progress Software Corp.	10,592	540,510
PROS Holdings, Inc. (a)	9,798	244,460
PTC, Inc. (a)	25,434	2,996,888
Q2 Holdings, Inc. (a)	13,934	432,511
Qualtrics International, Inc. (a)	25,636	306,863
Qualys, Inc. (a)	8,397	1,197,076
Rapid7, Inc. (a)	14,098	638,216
Rekor Systems, Inc. (a)	7,556	7,556
Rimini Street, Inc. (a)	12,178	68,319
RingCentral, Inc. (a)	18,543	658,647
Riot Blockchain, Inc. (a)(b)	32,748	225,634
SecureWorks Corp. (a)	2,184	17,865
Semrush Holdings, Inc. (a)(b)	8,543	104,481
SentinelOne, Inc. (a)(b)	48,133	1,099,358
ShotSpotter, Inc. (a)	2,212	84,056
Smartsheet, Inc. (a)(b)	31,200	1,089,504
Smith Micro Software, Inc. (a)(b)	10,387	23,475
Sprinklr, Inc. (a)	14,165	131,026
Sprout Social, Inc. (a)	11,297	681,548
SPS Commerce, Inc. (a)	8,676	1,097,688
Sumo Logic, Inc. (a)	25,464	196,327
Telos Corp. (a)	13,067	138,510
Tenable Holdings, Inc. (a)	26,864	1,091,753
Teradata Corp. (a)	24,813	783,843
UiPath, Inc. Class A (a)	83,633	1,057,957
Upland Software, Inc. (a)	6,805	54,712
Varonis Systems, Inc. (a)	26,475	708,736
Verint Systems, Inc. (a)	15,619	553,381
Veritone, Inc. (a)(b)	7,881	58,398
Vertex, Inc. Class A (a)(b)	8,460	152,449
Vobile Group Ltd. (a)	268,000	63,845
Workiva, Inc. (a)	10,969	853,498
Xperi, Inc. (a)	10,137	141,614
Yext, Inc. (a)	25,576	136,064
Zuora, Inc. (a)	29,161	224,248
		62,422,147
Technology Hardware, Storage & Peripherals - 0.3%
Avid Technology, Inc. (a)	8,161	224,346
Corsair Gaming, Inc. (a)(b)	8,887	122,641
Diebold Nixdorf, Inc. (a)(b)	17,772	44,252
Eastman Kodak Co. (a)(b)	17,554	93,914
Immersion Corp. (a)	8,069	43,088
IonQ, Inc. (a)(b)	36,386	214,314
Pure Storage, Inc. Class A (a)	66,943	2,065,861
Quantum Corp. (a)	24,531	34,589
Turtle Beach Corp. (a)(b)	4,127	32,191
Xerox Holdings Corp.	26,766	391,587
		3,266,783
TOTAL INFORMATION TECHNOLOGY		151,164,324
MATERIALS - 5.2%
Chemicals - 2.1%
AdvanSix, Inc.	6,796	247,238
American Vanguard Corp.	6,914	160,889
Amyris, Inc. (a)(b)	55,116	154,876
Ashland, Inc.	11,927	1,251,381
Aspen Aerogels, Inc. (a)(b)	6,631	84,081
Avient Corp.	20,599	710,460
Axalta Coating Systems Ltd. (a)	53,059	1,237,336
Balchem Corp.	7,747	1,083,031
Cabot Corp.	13,521	993,523
Chase Corp.	1,812	170,709
Danimer Scientific, Inc. (a)(b)	20,865	54,666
Ecovyst, Inc. (a)	16,674	165,906
Element Solutions, Inc.	54,908	944,418
FutureFuel Corp.	6,362	43,516
Ginkgo Bioworks Holdings, Inc. Class A (a)(b)	185,368	506,055
H.B. Fuller Co.	12,784	891,173
Hawkins, Inc.	4,650	209,390
Huntsman Corp.	45,538	1,218,597
Ingevity Corp. (a)	8,589	577,782
Innospec, Inc.	6,010	600,940
Intrepid Potash, Inc. (a)	2,324	105,161
Koppers Holdings, Inc.	5,059	126,273
Kronos Worldwide, Inc.	5,130	48,735
Livent Corp. (a)(b)	43,147	1,362,151
Loop Industries, Inc. (a)(b)	5,144	15,278
LSB Industries, Inc. (a)	9,209	162,355
Mativ, Inc.	13,148	312,134
Minerals Technologies, Inc.	7,830	430,728
NewMarket Corp.	1,637	498,205
Olin Corp.	32,483	1,719,975
Origin Materials, Inc. Class A (a)(b)	28,262	160,528
Orion Engineered Carbons SA	13,700	218,652
Perimeter Solutions SA (a)	36,766	293,760
PureCycle Technologies, Inc. (a)(b)	31,950	264,227
Quaker Houghton	3,312	538,664
Rayonier Advanced Materials, Inc. (a)	16,396	74,602
RPM International, Inc.	31,038	2,935,264
Sensient Technologies Corp.	10,204	729,178
Stepan Co.	5,176	540,581
The Chemours Co. LLC	37,330	1,068,758
The Scotts Miracle-Gro Co. Class A (b)	9,854	452,397
Tredegar Corp.	6,001	65,351
Trinseo PLC	8,407	158,220
Tronox Holdings PLC	27,560	330,720
Valvoline, Inc.	42,607	1,250,942
Westlake Corp.	8,305	802,678
		25,971,484
Construction Materials - 0.1%
Eagle Materials, Inc.	9,068	1,109,107
Summit Materials, Inc. (a)	28,467	750,105
		1,859,212
Containers & Packaging - 1.1%
Aptargroup, Inc.	15,722	1,558,836
Ardagh Metal Packaging SA	36,167	160,581
Berry Global Group, Inc. (a)	30,080	1,423,386
Crown Holdings, Inc.	29,158	1,999,947
Graphic Packaging Holding Co.	73,930	1,697,433
Greif, Inc. Class A	6,491	429,769
Myers Industries, Inc.	8,783	178,207
O-I Glass, Inc. (a)	37,455	610,891
Pactiv Evergreen, Inc.	9,333	101,823
Ranpak Holdings Corp. (A Shares) (a)	9,095	34,561
Sealed Air Corp.	34,965	1,665,033
Silgan Holdings, Inc.	20,046	949,379
Sonoco Products Co.	23,360	1,450,189
TriMas Corp.	10,212	233,344
WestRock Co.	61,212	2,084,881
		14,578,260
Metals & Mining - 1.7%
Alcoa Corp.	43,307	1,690,272
Alpha Metallurgical Resources	3,786	639,266
Arconic Corp. (a)	24,722	513,229
ATI, Inc. (a)	31,129	926,399
Carpenter Technology Corp.	11,566	432,568
Century Aluminum Co. (a)	12,973	93,535
Cleveland-Cliffs, Inc. (a)(b)	124,556	1,617,982
Coeur d'Alene Mines Corp. (a)	68,755	259,894
Commercial Metals Co.	28,962	1,317,771
Compass Minerals International, Inc.	8,363	330,673
Coronado Global Resources, Inc. unit (d)	201,486	239,718
Gatos Silver, Inc. (a)	11,944	39,415
Gold Resource Corp.	21,292	34,067
Haynes International, Inc.	3,013	147,366
Hecla Mining Co.	134,912	616,548
Kaiser Aluminum Corp.	3,907	315,647
Materion Corp.	4,995	428,121
McEwen Mining, Inc. (a)(b)	9,570	34,931
MP Materials Corp. (a)(b)	22,222	667,549
Olympic Steel, Inc.	2,273	61,848
Piedmont Lithium, Inc. (a)(b)	3,946	245,520
Reliance Steel & Aluminum Co.	14,503	2,922,064
Royal Gold, Inc.	15,765	1,497,044
Ryerson Holding Corp.	4,993	167,515
Schnitzer Steel Industries, Inc. Class A	6,147	165,908
Steel Dynamics, Inc.	41,749	3,926,493
SunCoke Energy, Inc.	19,981	145,062
TimkenSteel Corp. (a)	9,984	174,121
United States Steel Corp.	57,077	1,162,088
Warrior Metropolitan Coal, Inc.	12,535	465,550
Worthington Industries, Inc.	7,283	346,379
		21,624,543
Paper & Forest Products - 0.2%
Clearwater Paper Corp. (a)	4,046	179,966
Glatfelter Corp.	10,474	29,641
Louisiana-Pacific Corp.	17,791	1,007,860
Mercer International, Inc. (SBI)	9,880	132,590
Resolute Forest Products, Inc. (a)	11,141	231,844
Sylvamo Corp.	7,937	382,325
		1,964,226
TOTAL MATERIALS		65,997,725
REAL ESTATE - 7.8%
Equity Real Estate Investment Trusts (REITs) - 7.2%
Acadia Realty Trust (SBI)	22,966	320,835
Agree Realty Corp.	19,322	1,327,421
Alexander & Baldwin, Inc.	17,923	349,140
Alexanders, Inc.	573	134,592
American Assets Trust, Inc.	12,785	351,332
American Homes 4 Rent Class A	73,156	2,336,603
Americold Realty Trust	64,965	1,575,401
Apartment Income (REIT) Corp.	37,322	1,434,284
Apartment Investment & Management Co. Class A (b)	37,138	294,876
Apple Hospitality (REIT), Inc.	51,462	881,029
Armada Hoffler Properties, Inc.	16,480	192,651
Ashford Hospitality Trust, Inc. (a)	8,684	70,514
Braemar Hotels & Resorts, Inc.	15,497	76,400
Brandywine Realty Trust (SBI)	43,234	283,615
Brixmor Property Group, Inc.	72,403	1,542,908
Broadstone Net Lease, Inc.	41,965	719,280
Camden Property Trust (SBI)	25,743	2,974,604
CareTrust (REIT), Inc.	23,776	444,136
CBL & Associates Properties, Inc. (b)	5,920	170,082
Centerspace	3,777	261,746
Chatham Lodging Trust (a)	12,426	161,165
City Office REIT, Inc.	11,164	118,562
Community Healthcare Trust, Inc.	5,811	201,061
Corporate Office Properties Trust (SBI)	27,182	724,400
Cousins Properties, Inc.	36,494	867,097
CTO Realty Growth, Inc.	4,302	86,470
CubeSmart	54,214	2,269,940
DiamondRock Hospitality Co.	51,809	483,896
Diversified Healthcare Trust (SBI)	56,896	77,379
Douglas Emmett, Inc.	42,621	749,703
Easterly Government Properties, Inc.	22,219	386,388
EastGroup Properties, Inc.	10,534	1,650,572
Elme Communities (SBI)	21,356	407,686
Empire State Realty Trust, Inc.	33,064	243,682
EPR Properties	18,133	699,934
Equity Commonwealth	26,879	703,155
Equity Lifestyle Properties, Inc.	42,347	2,708,514
Essential Properties Realty Trust, Inc.	34,585	744,269
Farmland Partners, Inc.	11,645	163,146
Federal Realty Investment Trust (SBI)	17,626	1,744,621
First Industrial Realty Trust, Inc.	32,032	1,525,684
Four Corners Property Trust, Inc.	19,757	506,174
Franklin Street Properties Corp.	25,003	72,009
Gaming & Leisure Properties	61,647	3,089,748
Getty Realty Corp.	10,199	321,167
Gladstone Commercial Corp.	9,888	173,930
Gladstone Land Corp.	7,922	161,213
Global Medical REIT, Inc.	15,976	146,021
Global Net Lease, Inc.	25,370	310,783
Healthcare Trust of America, Inc.	91,876	1,867,839
Hersha Hospitality Trust	7,556	69,137
Highwoods Properties, Inc. (SBI)	25,559	721,531
Hudson Pacific Properties, Inc.	31,422	346,899
Independence Realty Trust, Inc.	54,205	908,476
Indus Realty Trust, Inc.	1,309	67,793
Industrial Logistics Properties Trust	15,454	72,325
InvenTrust Properties Corp.	16,556	417,211
Iron Mountain, Inc.	70,005	3,505,150
iStar Financial, Inc.	21,317	223,402
JBG SMITH Properties	24,240	477,043
Kilroy Realty Corp.	25,452	1,087,818
Kimco Realty Corp.	149,333	3,192,740
Kite Realty Group Trust	53,063	1,042,157
Lamar Advertising Co. Class A	21,033	1,939,874
Life Storage, Inc.	20,380	2,254,232
LTC Properties, Inc.	9,622	372,083
LXP Industrial Trust (REIT)	68,311	661,250
Medical Properties Trust, Inc.	144,575	1,655,384
National Health Investors, Inc.	10,757	609,922
National Retail Properties, Inc.	42,840	1,800,565
National Storage Affiliates Trust	20,650	880,929
Necessity Retail (REIT), Inc./The	32,693	223,620
NETSTREIT Corp. (b)	12,342	232,276
NexPoint Residential Trust, Inc.	5,545	252,852
Office Properties Income Trust	12,011	183,768
Omega Healthcare Investors, Inc.	56,427	1,793,250
One Liberty Properties, Inc.	3,974	89,574
Orion Office (REIT), Inc.	14,038	131,536
Outfront Media, Inc.	35,400	638,970
Paramount Group, Inc.	39,617	256,322
Park Hotels & Resorts, Inc.	54,307	710,336
Pebblebrook Hotel Trust	32,104	514,948
Phillips Edison & Co., Inc.	28,025	844,674
Physicians Realty Trust	55,102	829,836
Piedmont Office Realty Trust, Inc. Class A	29,798	311,389
Plymouth Industrial REIT, Inc.	9,012	166,181
Postal Realty Trust, Inc.	4,871	76,377
Potlatch Corp.	19,535	869,112
Rayonier, Inc.	35,389	1,192,609
Regency Centers Corp.	37,233	2,252,969
Retail Opportunity Investments Corp.	30,675	444,174
Rexford Industrial Realty, Inc.	41,396	2,288,371
RLJ Lodging Trust	39,293	478,196
RPT Realty	20,966	194,984
Ryman Hospitality Properties, Inc.	13,287	1,181,480
Sabra Health Care REIT, Inc.	56,252	768,402
Safehold, Inc.	4,367	127,735
Saul Centers, Inc.	3,271	133,947
Service Properties Trust	40,111	325,300
SITE Centers Corp.	44,533	551,319
SL Green Realty Corp.	15,578	618,135
Spirit Realty Capital, Inc.	33,014	1,281,934
Stag Industrial, Inc.	43,553	1,375,839
Store Capital Corp.	64,028	2,036,090
Summit Hotel Properties, Inc.	25,778	222,722
Sunstone Hotel Investors, Inc.	51,404	573,155
Tanger Factory Outlet Centers, Inc.	25,520	459,615
Terreno Realty Corp.	16,189	925,039
The Macerich Co.	52,058	579,406
UMH Properties, Inc.	12,609	221,162
Uniti Group, Inc.	57,596	446,945
Universal Health Realty Income Trust (SBI)	3,242	157,788
Urban Edge Properties	28,571	403,423
Urstadt Biddle Properties, Inc. Class A	7,609	142,593
Veris Residential, Inc. (a)	19,345	306,231
Vornado Realty Trust	39,057	921,355
Whitestone REIT Class B	11,154	104,959
Xenia Hotels & Resorts, Inc.	27,640	472,091
		90,726,567
Real Estate Management & Development - 0.6%
Anywhere Real Estate, Inc. (a)	27,548	204,682
Cushman & Wakefield PLC (a)	39,125	451,894
Digitalbridge Group, Inc.	35,564	455,219
Doma Holdings, Inc. Class A (a)(b)	28,849	15,653
Douglas Elliman, Inc.	16,633	76,844
eXp World Holdings, Inc. (b)	17,826	235,481
Forestar Group, Inc. (a)	4,271	49,458
Howard Hughes Corp. (a)	8,635	529,757
Jones Lang LaSalle, Inc. (a)	11,548	1,837,171
Kennedy-Wilson Holdings, Inc.	28,011	465,263
Marcus & Millichap, Inc.	5,902	217,430
Newmark Group, Inc.	31,175	255,323
Offerpad Solutions, Inc. (a)(b)	18,023	17,563
Opendoor Technologies, Inc. (a)(b)	121,511	314,713
RE/MAX Holdings, Inc.	4,670	90,878
Redfin Corp. (a)(b)	25,778	123,992
Seritage Growth Properties (a)(b)	8,462	90,797
The RMR Group, Inc.	3,782	103,513
The St. Joe Co.	8,299	294,863
WeWork, Inc. (a)(b)	56,490	145,179
Zillow Group, Inc.:
Class A (a)	9,687	299,619
Class C (a)(b)	44,586	1,375,924
		7,651,216
TOTAL REAL ESTATE		98,377,783
UTILITIES - 2.9%
Electric Utilities - 1.0%
Allete, Inc.	13,840	778,777
Avangrid, Inc. (b)	16,705	679,559
Hawaiian Electric Industries, Inc.	26,377	1,003,381
IDACORP, Inc.	12,147	1,271,791
MGE Energy, Inc.	8,690	591,702
NRG Energy, Inc.	56,602	2,513,129
OGE Energy Corp.	48,047	1,759,962
Otter Tail Corp.	10,129	682,897
Pinnacle West Capital Corp.	27,145	1,824,415
PNM Resources, Inc.	20,644	959,327
Portland General Electric Co. (b)	21,452	964,053
		13,028,993
Gas Utilities - 0.7%
Chesapeake Utilities Corp.	4,261	529,983
National Fuel Gas Co.	21,968	1,482,620
New Jersey Resources Corp.	23,096	1,031,005
Northwest Natural Holding Co.	8,418	404,822
ONE Gas, Inc.	12,991	1,006,543
South Jersey Industries, Inc.	29,233	1,013,508
Southwest Gas Corp.	14,830	1,083,628
Spire, Inc.	12,638	882,259
UGI Corp.	50,442	1,782,116
		9,216,484
Independent Power and Renewable Electricity Producers - 0.4%
Clearway Energy, Inc.:
Class A	9,351	302,318
Class C	18,880	655,891
Ormat Technologies, Inc. (b)	10,751	972,428
Sunnova Energy International, Inc. (a)(b)	23,786	440,992
Vistra Corp.	94,071	2,160,811
		4,532,440
Multi-Utilities - 0.4%
Avista Corp.	17,568	720,815
Black Hills Corp.	15,634	1,021,995
NiSource, Inc.	97,834	2,513,355
NorthWestern Energy Corp.	13,259	700,473
Unitil Corp.	3,873	204,146
		5,160,784
Water Utilities - 0.4%
American States Water Co.	9,021	816,040
California Water Service Group	13,101	813,048
Essential Utilities, Inc.	57,476	2,541,589
Middlesex Water Co.	4,271	382,126
SJW Group	6,402	452,493
York Water Co.	3,450	150,282
		5,155,578
TOTAL UTILITIES		37,094,279
TOTAL COMMON STOCKS (Cost $1,298,716,882)		1,259,402,534

U.S. Treasury Obligations - 0.0%
	Principal Amount (e)	Value ($)
U.S. Treasury Bills, yield at date of purchase 1.23% 1/26/23 (f) (Cost $199,420)	200,000	198,095

Money Market Funds - 10.9%
	Shares	Value ($)
Fidelity Cash Central Fund 3.10% (g)	4,449,126	4,450,016
Fidelity Securities Lending Cash Central Fund 3.10% (g)(h)	132,788,269	132,801,548
TOTAL MONEY MARKET FUNDS (Cost $137,251,564)		137,251,564

TOTAL INVESTMENT IN SECURITIES - 110.4% (Cost $1,436,167,866)	1,396,852,193
NET OTHER ASSETS (LIABILITIES) - (10.4)%	(131,090,424)
NET ASSETS - 100.0%	1,265,761,769

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Equity Index Contracts
CME E-mini Russell 2000 Index Contracts (United States)	31	Dec 2022	2,872,150	195,662	195,662
CME E-mini S&P MidCap 400 Index Contracts (United States)	14	Dec 2022	3,415,440	213,460	213,460

TOTAL FUTURES CONTRACTS					409,122
The notional amount of futures purchased as a percentage of Net Assets is 0.5%

Legend

(a)	Non-income producing
(b)	Security or a portion of the security is on loan at period end.
(c)	Level 3 security
(d)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $1,223,432 or 0.1% of net assets.

(e)	Amount is stated in United States dollars unless otherwise noted.
(f)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $198,095.
(g)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(h)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 3.10%	6,502,757	241,385,782	243,438,523	33,391	-	-	4,450,016	0.0%
Fidelity Securities Lending Cash Central Fund 3.10%	91,236,254	481,279,281	439,713,987	1,076,812	-	-	132,801,548	0.4%
Total	97,739,011	722,665,063	683,152,510	1,110,203	-	-	137,251,564

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

The following is a summary of the inputs used, as of October 31, 2022, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Equities:
Communication Services	35,140,860	35,138,215	-	2,645
Consumer Discretionary	159,843,220	159,842,826	-	394
Consumer Staples	50,243,965	50,243,823	142	-
Energy	66,514,230	66,514,230	-	-
Financials	218,552,965	218,552,965	-	-
Health Care	156,817,244	156,792,092	-	25,152
Industrials	219,655,939	219,655,939	-	-
Information Technology	151,164,324	151,164,324	-	-
Materials	65,997,725	65,997,725	-	-
Real Estate	98,377,783	98,377,783	-	-
Utilities	37,094,279	37,094,279	-	-

U.S. Government and Government Agency Obligations	198,095	-	198,095	-

Money Market Funds	137,251,564	137,251,564	-	-
Total Investments in Securities:	1,396,852,193	1,396,625,765	198,237	28,191
Derivative Instruments:

Assets
Futures Contracts	409,122	409,122	-	-
Total Assets	409,122	409,122	-	-
Total Derivative Instruments:	409,122	409,122	-	-

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of October 31, 2022. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset ($)	Liability ($)
Equity Risk
Futures Contracts (a)	409,122	0
Total Equity Risk	409,122	0
Total Value of Derivatives	409,122	0

(a)Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).

Fidelity ZERO® Extended Market Index Fund
Financial Statements
Statement of Assets and Liabilities
		October 31, 2022

Assets
Investment in securities, at value (including securities loaned of $128,194,617) - See accompanying schedule:
Unaffiliated issuers (cost $1,298,916,302)	$1,259,600,629
Fidelity Central Funds (cost $137,251,564)	137,251,564

Total Investment in Securities (cost $1,436,167,866)		$1,396,852,193
Segregated cash with brokers for derivative instruments		125,421
Cash		26,936
Foreign currency held at value (cost $170,930)		170,870
Receivable for investments sold		6,614
Receivable for fund shares sold		1,156,555
Dividends receivable		649,466
Distributions receivable from Fidelity Central Funds		110,565
Receivable for daily variation margin on futures contracts		235
Other receivables		996
Total assets		1,399,099,851
Liabilities
Payable for investments purchased	$26,935
Payable for fund shares redeemed	508,104
Other payables and accrued expenses	1,007
Collateral on securities loaned	132,802,036
Total Liabilities		133,338,082
Net Assets		$1,265,761,769
Net Assets consist of:
Paid in capital		$1,317,068,342
Total accumulated earnings (loss)		(51,306,573)
Net Assets		$1,265,761,769
Net Asset Value , offering price and redemption price per share ($1,265,761,769 ÷ 116,094,496 shares)		$10.90

Statement of Operations
		Year ended October 31, 2022
Investment Income
Dividends		$19,463,734
Interest		2,042
Income from Fidelity Central Funds (including $1,076,812 from security lending)		1,110,203
Total Income		20,575,979
Expenses
Independent trustees' fees and expenses	4,456
Total expenses before reductions	4,456
Expense reductions	(844)
Total expenses after reductions		3,612
Net Investment income (loss)		20,572,367
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	12,038,671
Foreign currency transactions	(3,833)
Futures contracts	(1,690,638)
Total net realized gain (loss)		10,344,200
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	(281,183,858)
Assets and liabilities in foreign currencies	(65)
Futures contracts	268,801
Total change in net unrealized appreciation (depreciation)		(280,915,122)
Net gain (loss)		(270,570,922)
Net increase (decrease) in net assets resulting from operations		$(249,998,555)
Statement of Changes in Net Assets

	Year ended October 31, 2022	Year ended October 31, 2021
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$20,572,367	$15,058,665
Net realized gain (loss)	10,344,200	79,959,851
Change in net unrealized appreciation (depreciation)	(280,915,122)	249,496,066
Net increase (decrease) in net assets resulting from operations	(249,998,555)	344,514,582
Distributions to shareholders	(92,792,463)	(15,855,199)
Share transactions
Proceeds from sales of shares	414,184,532	683,852,504
Reinvestment of distributions	86,735,982	15,286,618
Cost of shares redeemed	(287,442,103)	(224,267,116)
Net increase (decrease) in net assets resulting from share transactions	213,478,411	474,872,006
Total increase (decrease) in net assets	(129,312,607)	803,531,389

Net Assets
Beginning of period	1,395,074,376	591,542,987
End of period	$1,265,761,769	$1,395,074,376

Other Information
Shares
Sold	34,435,660	52,486,346
Issued in reinvestment of distributions	6,966,745	1,368,942
Redeemed	(24,338,042)	(17,201,393)
Net increase (decrease)	17,064,363	36,653,895

Financial Highlights
Fidelity ZERO® Extended Market Index Fund

Years ended October 31,	2022	2021	2020	2019	2018 A
Selected Per-Share Data
Net asset value, beginning of period	$14.09	$9.48	$9.66	$8.99	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.18	.18	.14	.15	.02
Net realized and unrealized gain (loss)	(2.46)	4.68	(.14)	.56	(1.03)
Total from investment operations	(2.28)	4.86	-	.71	(1.01)
Distributions from net investment income	(.16)	(.14)	(.13)	(.04)	-
Distributions from net realized gain	(.75)	(.11)	(.06)	-	-
Total distributions	(.91)	(.25)	(.18) D	(.04)	-
Net asset value, end of period	$10.90	$14.09	$9.48	$9.66	$8.99
Total Return E,F	(16.99)%	51.93%	(.06)%	7.97%	(10.10)%
Ratios to Average Net Assets C,G,H
Expenses before reductions I	-%	-%	-%	-%	-% J
Expenses net of fee waivers, if any I	-%	-%	-%	-%	-% J
Expenses net of all reductions I	-%	-%	-%	-%	-% J
Net investment income (loss)	1.57%	1.38%	1.55%	1.64%	1.31% J
Supplemental Data
Net assets, end of period (000 omitted)	$1,265,762	$1,395,074	$591,543	$452,039	$68,589
Portfolio turnover rate K	16% L	25%	26%	14%	-% M,N

A For the period September 13, 2018 (commencement of operations) through October 31, 2018.

B Calculated based on average shares outstanding during the period.

C Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

D Total distributions per share do not sum due to rounding.

E Total returns for periods of less than one year are not annualized.

F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

G Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

I Amount represents less than .005%.

J Annualized.

K Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

L Portfolio turnover rate excludes securities received or delivered in-kind.

M Amount represents less than 1%.

N Amount not annualized.

Fidelity ZERO® International Index Fund
Performance: The Bottom Line
Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.
Average Annual Total Returns

Periods ended October 31, 2022	Past 1 year	Life of Fund A
Fidelity ZERO® International Index Fund	-24.79%	-0.54%

A     From August 02, 2018

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity ZERO® International Index Fund on August 02, 2018, when the fund started.

The chart shows how the value of your investment would have changed, and also shows how the Fidelity Global ex U.S. Index℠ and MSCI ACWI (All Country World Index) ex USA Index performed over the same period.

Fidelity ZERO® International Index Fund
Management's Discussion of Fund Performance
Market Recap:
International equities returned -24.61% for the 12 months ending October 31, 2022, according to the MSCI ACWI (All Country World Index) ex USA Index. After gaining 7.98% in 2021, non-U.S. stocks retreated in the new year, as a multitude of risk factors challenged the global economy and financial markets. Persistently high inflation in some markets, exacerbated by energy price shocks from the Russia-Ukraine conflict, spurred the U.S. Federal Reserve and other central banks to aggressively tighten monetary policy, and market interest rates eclipsed their highest level in roughly a decade, stoking recession fears and sending stocks into bear market territory. Other factors influencing equities abroad included surging global commodity prices, rising sovereign bond yields in some markets, ongoing global supply-chain disruption, a broadly strong U.S. dollar and the potential for variants of the coronavirus to upend global economic growth. Against this backdrop, the index returned -24.20% year to date through October. For the full 12 months, emerging markets (-31%) and Europe ex U.K. (-25%) notably lagged. Conversely, Canada (-13%) and the U.K. (-12%) held up best. Among the 11 sectors, information technology and consumer discretionary (-37% each) fared worst. Communication services (-34%) also trailed the broader market. In contrast, energy gained 2% amid high prices for oil and natural gas. The defensive-oriented utilities (-16%) sector also outperformed, as did financials and consumer staples (-18% each).
Comments from the Geode Capital Management, LLC, passive equity index team :
For the fiscal year ending October 31, 2022, the fund returned -24.79%, roughly in line with the -24.73% result of the benchmark Fidelity Global ex. U.S. Index. (The fund's relative performance can be affected by Fidelity's methodologies for valuing certain foreign stocks and for incorporating foreign exchange rates, which differ from those used by the index, as well as by local tax laws or regulations, which vary by country.)   By region, Europe ex U.K. returned -26.10% and detracted most, followed by emerging markets (-28.63%). By sector, stocks in the information technology sector returned -37% and detracted most, followed by consumer discretionary, which returned -36%. Industrials returned -25% and financials also detracted, returning -17%. Communication services (-37%), especially in the media & entertainment industry (-53%), and health care (-21%) hampered results. Other notable detractors included the materials (-19%), and consumer staples (-18%) sectors. Real estate (-33%) and utilities (-16%) also hurt. From a sector standpoint, energy gained about 6% and contributed most. Turning to individual stocks, the biggest individual detractor was Tencent Holdings (-56%), from the media & entertainment category. Alibaba Group Holding, within the retailing group, returned about -61% and hindered the fund. In semiconductors & semiconductor equipment, Taiwan Semiconductor (-42%) and ASML Holding (-41%) hurt. Another detractor was Shopify (-77%), a stock in the software & services segment. In contrast, the biggest individual contributor was Petroleo Brasileiro (+101%), also known as Petrobras, from the energy sector. Also in energy, Shell (+24%), Canadian National Resources (+49%), BP (+20%), and TotalEnergies (+14%) all benefited the fund.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Fidelity ZERO® International Index Fund
Investment Summary October 31, 2022 (Unaudited)
Top Holdings (% of Fund's net assets)

Nestle SA (Reg. S) (Switzerland, Food Products)	1.4
Roche Holding AG (participation certificate) (Switzerland, Pharmaceuticals)	1.1
Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan, Semiconductors & Semiconductor Equipment)	1.1
Samsung Electronics Co. Ltd. (Korea (South), Technology Hardware, Storage & Peripherals)	1.0
Shell PLC (London) (United Kingdom, Oil, Gas & Consumable Fuels)	1.0
Novartis AG (Switzerland, Pharmaceuticals)	0.9
ASML Holding NV (Netherlands) (Netherlands, Semiconductors & Semiconductor Equipment)	0.9
AstraZeneca PLC (United Kingdom) (United Kingdom, Pharmaceuticals)	0.8
Novo Nordisk A/S Series B (Denmark, Pharmaceuticals)	0.8
Toyota Motor Corp. (Japan, Automobiles)	0.8
9.8

Market Sectors (% of Fund's net assets)

Financials	21.9
Industrials	11.8
Information Technology	10.4
Consumer Discretionary	10.1
Health Care	9.8
Consumer Staples	8.5
Materials	8.1
Energy	6.4
Communication Services	5.6
Utilities	2.9
Real Estate	1.5

Asset Allocation (% of Fund's net assets)

Foreign investments - 96.9%

Geographic Diversification (% of Fund's net assets)

*    Includes Short-Term investments and Net Other Assets (Liabilities).
Percentages are based on country or territory of incorporation and are adjusted for the effect of futures contracts, if applicable.

Fidelity ZERO® International Index Fund
Schedule of Investments October 31, 2022
Showing Percentage of Net Assets

Common Stocks - 96.2%
	Shares	Value ($)
Australia - 5.2%
AGL Energy Ltd.	71,982	313,555
ALS Ltd.	56,711	414,988
Altium Ltd.	15,115	342,355
Alumina Ltd.	269,825	233,001
AMP Ltd. (a)	395,292	318,589
Ampol Ltd.	28,137	490,081
Ansell Ltd.	15,538	280,575
APA Group unit	139,552	938,169
ARB Corp. Ltd.	8,946	166,004
Aristocrat Leisure Ltd.	79,891	1,894,361
ASX Ltd.	23,493	1,017,348
Atlas Arteria Ltd. unit	146,890	619,184
Aurizon Holdings Ltd.	225,925	523,137
Australia & New Zealand Banking Group Ltd.	358,294	5,870,195
Bank of Queensland Ltd.	75,491	355,398
Beach Energy Ltd.	180,885	183,968
Bendigo & Adelaide Bank Ltd.	70,300	405,156
BHP Group Ltd.	607,512	14,517,911
BlueScope Steel Ltd.	56,457	568,053
Brambles Ltd.	166,689	1,245,352
Breville Group Ltd.	11,917	151,311
carsales.com Ltd.	41,782	543,069
Challenger Ltd.	72,291	324,611
Charter Hall Group unit	55,892	462,622
Cleanaway Waste Management Ltd.	255,059	440,501
Cochlear Ltd.	7,994	1,021,190
Coles Group Ltd.	161,287	1,684,721
Commonwealth Bank of Australia	204,893	13,719,341
Computershare Ltd.	69,259	1,119,499
CSL Ltd.	57,846	10,378,095
CSR Ltd.	54,480	161,347
Dexus unit	128,967	640,151
Dominos Pizza Enterprises Ltd.	7,332	298,982
Downer EDI Ltd.	77,159	221,603
Endeavour Group Ltd.	150,601	688,773
Evolution Mining Ltd.	215,582	286,826
Fortescue Metals Group Ltd.	203,921	1,921,141
Goodman Group unit	204,132	2,219,742
Harvey Norman Holdings Ltd.	78,917	209,994
IDP Education Ltd.	24,747	468,392
IGO Ltd.	80,338	785,726
Iluka Resources Ltd.	49,674	274,845
Incitec Pivot Ltd.	232,485	557,659
Insurance Australia Group Ltd.	296,856	930,431
JB Hi-Fi Ltd.	12,790	351,052
Lendlease Group unit	80,649	448,292
Lynas Rare Earths Ltd. (a)	108,119	576,089
Macquarie Group Ltd.	43,402	4,705,674
Magellan Financial Group Ltd. (b)	17,691	112,368
Magellan Financial Group Ltd. warrants 4/16/27 (a)	1,938	384
Medibank Private Ltd.	335,900	603,752
Metcash Ltd.	111,071	291,291
Mineral Resources Ltd.	19,959	933,634
Mirvac Group unit	467,288	618,725
National Australia Bank Ltd.	380,934	7,912,779
Newcrest Mining Ltd.	107,426	1,189,773
NEXTDC Ltd. (a)	52,991	282,012
Nine Entertainment Co. Holdings Ltd.	180,848	238,300
Northern Star Resources Ltd.	142,201	794,981
Orica Ltd.	53,977	479,226
Origin Energy Ltd.	209,757	747,333
OZ Minerals Ltd.	40,161	620,903
Pilbara Minerals Ltd. (a)	313,122	1,019,468
Qantas Airways Ltd. (a)	111,221	415,472
QBE Insurance Group Ltd.	179,654	1,406,568
Qube Holdings Ltd.	217,423	378,283
Ramsay Health Care Ltd.	22,327	836,465
REA Group Ltd.	6,235	484,927
Reece Ltd.	25,919	257,473
Reliance Worldwide Corp. Ltd.	97,751	200,710
Rio Tinto Ltd.	44,818	2,528,503
Santos Ltd.	402,364	1,964,204
Scentre Group unit	624,539	1,158,510
SEEK Ltd.	41,832	577,702
Seven Group Holdings Ltd.	18,993	222,810
Sierra Rutile Holdings Ltd. (a)	49,674	6,673
Sonic Healthcare Ltd.	58,209	1,220,138
South32 Ltd.	556,077	1,275,790
Steadfast Group Ltd.	121,053	391,804
Stockland Corp. Ltd. unit	280,800	646,609
Suncorp Group Ltd.	149,841	1,093,601
Tabcorp Holdings Ltd.	267,705	165,244
Telstra Group Ltd.	484,287	1,214,315
The GPT Group unit	233,526	643,806
The Lottery Corp. Ltd. (a)	267,763	734,768
The Star Entertainment Group Ltd. (a)	94,879	178,427
Transurban Group unit	370,097	3,139,074
Treasury Wine Estates Ltd.	85,678	709,711
Vicinity Centres unit	463,502	576,652
Washington H. Soul Pattinson & Co. Ltd.	30,425	543,750
Wesfarmers Ltd.	136,027	3,947,374
Westpac Banking Corp.	420,648	6,487,217
Whitehaven Coal Ltd.	114,913	663,742
WiseTech Global Ltd.	20,702	770,157
Woodside Energy Group Ltd.	227,755	5,241,692
Woolworths Group Ltd.	146,167	3,087,229
WorleyParsons Ltd.	44,238	403,796
TOTAL AUSTRALIA		135,707,184
Austria - 0.2%
Andritz AG	8,532	396,798
AT&S Austria Technologie & Systemtechnik AG	2,845	87,862
BAWAG Group AG (c)	10,663	515,505
CA Immobilien Anlagen AG	5,454	172,208
Erste Group Bank AG	42,790	1,054,557
Immofinanz AG (d)	7,756	0
Immofinanz AG (b)	4,279	50,491
Lenzing AG (b)	1,487	71,125
Mayr-Melnhof Karton AG	934	132,916
Oesterreichische Post AG (b)	4,147	118,235
OMV AG	17,058	786,237
Raiffeisen International Bank-Holding AG	15,971	222,072
Verbund AG	3,887	304,425
Voestalpine AG	13,161	285,880
Wienerberger AG	13,507	308,880
TOTAL AUSTRIA		4,507,191
Bailiwick of Jersey - 0.6%
Experian PLC	116,566	3,716,739
Ferguson PLC	27,931	3,046,174
Glencore PLC	1,452,308	8,326,189
WPP PLC	144,230	1,269,246
TOTAL BAILIWICK OF JERSEY		16,358,348
Belgium - 0.6%
Ackermans & Van Haaren SA	2,713	378,306
Aedifica SA	4,760	363,154
Ageas	21,459	742,876
Anheuser-Busch InBev SA NV	118,567	5,930,770
Cofinimmo SA	3,775	313,188
Colruyt NV	6,412	154,551
D'ieteren Group	2,714	451,399
ELIA GROUP SA/NV	4,353	550,207
Galapagos NV (a)	5,942	271,015
Groupe Bruxelles Lambert SA	11,929	879,447
KBC Group NV	40,781	2,043,771
Melexis NV	2,413	166,448
Proximus	18,931	198,498
Sofina SA	1,900	370,841
Solvay SA Class A	8,770	790,773
UCB SA	15,169	1,144,095
Umicore SA	24,788	817,159
Warehouses de Pauw	17,512	449,616
TOTAL BELGIUM		16,016,114
Bermuda - 0.2%
Alibaba Health Information Technology Ltd. (a)	506,000	214,012
AutoStore Holdings Ltd. (b)(c)	119,593	225,815
China Gas Holdings Ltd.	360,600	319,731
China Resource Gas Group Ltd.	106,000	271,426
CK Infrastructure Holdings Ltd.	72,500	344,506
Credicorp Ltd. (United States)	8,144	1,191,956
Golar LNG Ltd. (a)	11,938	332,115
Hiscox Ltd.	43,362	447,150
Hongkong Land Holdings Ltd.	131,339	505,655
Jardine Matheson Holdings Ltd.	29,261	1,346,591
Kunlun Energy Co. Ltd.	468,000	279,620
Nine Dragons Paper (Holdings) Ltd.	188,000	111,368
Orient Overseas International Ltd.	16,000	233,794
TOTAL BERMUDA		5,823,739
Brazil - 1.3%
3R Petroleum Oleo e Gas SA (a)	21,500	193,544
Ambev SA	530,300	1,642,590
Americanas SA	73,239	220,334
Armac Locacao Logistica e Servicos SA	11,800	36,824
Atacadao SA	62,500	235,456
B3 SA - Brasil Bolsa Balcao	732,700	2,133,348
Banco Bradesco SA	188,659	607,741
Banco BTG Pactual SA unit	138,200	774,273
Banco do Brasil SA	171,000	1,225,519
BB Seguridade Participacoes SA	81,400	467,867
BR Malls Participacoes SA	87,000	170,952
BRF SA (a)	78,700	191,360
CCR SA	128,300	321,899
Centrais Eletricas Brasileiras SA (Electrobras)	151,851	1,464,566
Cogna Educacao (a)	184,400	117,448
Companhia Brasileira de Aluminio	23,500	50,226
Companhia de Saneamento Basico do Estado de Sao Paulo (SABESP)	41,100	478,194
Companhia Paranaense de Energia-COPEL unit	28,200	200,848
Companhia Siderurgica Nacional SA (CSN)	74,200	176,396
Cosan SA	137,200	447,816
Cyrela Brazil Realty SA (a)	33,600	120,987
Embraer SA (a)	79,700	212,153
Energisa SA unit	32,800	307,903
Eneva SA (a)	150,200	412,319
ENGIE Brasil Energia SA	30,350	236,313
Equatorial Energia SA	103,000	598,798
Hapvida Participacoes e Investimentos SA (c)	549,000	829,000
Hypera SA	48,100	473,132
JBS SA	77,900	376,417
Klabin SA unit	99,900	418,128
Localiza Rent a Car SA	213	2,909
Localiza Rent a Car SA	90,775	1,239,622
Locaweb Servicos de Internet SA (a)(c)	52,200	110,453
Lojas Renner SA	119,540	715,088
Magazine Luiza SA	330,880	286,329
Marfrig Global Foods SA	39,300	81,407
Multiplan Empreendimentos Imobiliarios SA	32,400	165,340
Natura & Co. Holding SA (a)	101,488	293,727
Oi SA (a)	714,200	34,566
Petro Rio SA (a)	79,800	546,728
Petroleo Brasileiro SA - Petrobras (ON)	445,900	2,871,094
Raia Drogasil SA	125,300	638,204
Rede D'Oregon Sao Luiz SA (c)	87,300	543,692
Rumo SA	134,400	576,056
Sendas Distribuidora SA	98,500	377,944
Sul America SA unit	27,450	126,688
Suzano Papel e Celulose SA	93,353	961,452
Telefonica Brasil SA	50,300	402,264
TIM SA	103,400	264,230
Totvs SA	54,500	349,864
Transmissora Alianca de Energia Eletrica SA unit	28,800	224,077
Ultrapar Participacoes SA	87,500	227,156
Vale SA	464,743	6,039,725
Via S/A (a)	172,386	104,456
Vibra Energia SA	140,600	496,748
Weg SA	176,600	1,377,107
YDUQS Participacoes SA	26,300	82,125
TOTAL BRAZIL		34,281,402
British Virgin Islands - 0.0%
Nomad Foods Ltd. (a)	18,148	279,479
VK Co. Ltd. GDR (Reg. S) (a)(d)	12,713	4,276
TOTAL BRITISH VIRGIN ISLANDS		283,755
Canada - 8.4%
Agnico Eagle Mines Ltd. (Canada)	55,046	2,421,483
Air Canada (a)	40,948	589,416
Alamos Gold, Inc.	47,649	375,988
Algonquin Power & Utilities Corp.	80,915	895,657
Alimentation Couche-Tard, Inc. Class A (multi-vtg.)	94,451	4,229,098
AltaGas Ltd.	33,600	605,976
ARC Resources Ltd.	79,807	1,123,572
B2Gold Corp.	128,617	392,738
Ballard Power Systems, Inc. (a)(b)	29,068	164,719
Bank of Montreal	80,534	7,418,220
Bank of Nova Scotia	143,260	6,924,558
Barrick Gold Corp. (Canada)	212,690	3,198,898
Bausch Health Cos., Inc. (Canada) (a)(b)	34,747	225,976
BCE, Inc.	35,739	1,612,039
BlackBerry Ltd. (a)	62,713	291,389
Boralex, Inc. Class A	11,077	314,093
Boyd Group Services, Inc.	2,589	368,410
Brookfield Asset Management, Inc. (Canada) Class A	171,449	6,789,499
Brookfield Renewable Corp.	15,757	489,591
BRP, Inc.	4,434	296,468
CAE, Inc. (a)	38,303	731,000
Cameco Corp.	48,248	1,144,268
Canadian Apartment Properties (REIT) unit	10,419	322,661
Canadian Imperial Bank of Commerce	108,345	4,920,399
Canadian National Railway Co.	73,865	8,750,916
Canadian Natural Resources Ltd.	134,864	8,088,771
Canadian Pacific Railway Ltd.	111,508	8,312,660
Canadian Tire Ltd. Class A (non-vtg.)	6,758	757,426
Canadian Utilities Ltd. Class A (non-vtg.)	14,239	378,877
Capital Power Corp.	14,093	471,715
Cargojet, Inc.	2,109	205,582
CCL Industries, Inc. Class B	17,411	817,928
Cenovus Energy, Inc. (Canada)	166,712	3,370,095
CGI, Inc. Class A (sub. vtg.) (a)	25,633	2,064,789
Colliers International Group, Inc.	4,320	405,443
Constellation Software, Inc.	2,373	3,431,239
Descartes Systems Group, Inc. (Canada) (a)	10,174	701,990
Dollarama, Inc.	34,448	2,046,879
Element Fleet Management Corp.	47,034	626,614
Emera, Inc.	31,820	1,179,280
Empire Co. Ltd. Class A (non-vtg.)	19,140	491,724
Enbridge, Inc.	243,263	9,478,034
Fairfax Financial Holdings Ltd. (sub. vtg.)	2,755	1,353,061
Finning International, Inc.	18,038	383,573
First Majestic Silver Corp.	28,549	240,152
First Quantum Minerals Ltd.	66,986	1,181,542
FirstService Corp.	4,684	585,556
Fortis, Inc.	57,405	2,239,568
Franco-Nevada Corp.	23,002	2,842,094
George Weston Ltd.	7,982	878,556
GFL Environmental, Inc.	20,653	557,427
Gildan Activewear, Inc.	22,020	694,858
Great-West Lifeco, Inc.	32,203	745,537
Hydro One Ltd. (c)	36,849	923,964
iA Financial Corp, Inc.	12,807	712,759
Imperial Oil Ltd.	23,144	1,259,002
Intact Financial Corp.	21,059	3,199,929
Ivanhoe Mines Ltd. (a)	68,729	476,742
Keyera Corp.	27,534	590,151
Kinaxis, Inc. (a)	3,328	355,213
Kinross Gold Corp.	156,889	568,893
Lightspeed Commerce, Inc. (Canada) (a)	16,210	310,671
Loblaw Companies Ltd.	18,461	1,512,546
Lundin Mining Corp.	82,997	434,983
Magna International, Inc. Class A (sub. vtg.)	32,353	1,802,943
Manulife Financial Corp.	229,236	3,799,427
MEG Energy Corp. (a)	33,248	497,128
Methanex Corp.	8,561	298,804
Metro, Inc.	28,871	1,512,477
National Bank of Canada	40,443	2,753,692
Northland Power, Inc.	28,191	820,267
Nutrien Ltd.	64,684	5,465,391
Nuvei Corp. (a)(c)	7,450	224,208
Onex Corp. (sub. vtg.)	8,434	424,501
Open Text Corp.	32,353	937,094
Pan American Silver Corp.	25,442	406,563
Parkland Corp.	18,613	376,263
Pembina Pipeline Corp.	66,380	2,191,634
Power Corp. of Canada (sub. vtg.)	67,518	1,676,613
Premium Brands Holdings Corp.	4,467	263,525
Quebecor, Inc. Class B (sub. vtg.)	18,631	351,190
Restaurant Brands International, Inc.	36,751	2,183,722
Ritchie Bros. Auctioneers, Inc.	13,293	868,409
Rogers Communications, Inc. Class B (non-vtg.)	42,245	1,758,516
Royal Bank of Canada	167,377	15,486,381
Saputo, Inc.	29,338	714,096
Shaw Communications, Inc. Class B	54,277	1,394,027
Shopify, Inc. Class A (a)	142,420	4,883,061
SNC-Lavalin Group, Inc.	21,877	378,815
SSR Mining, Inc.	25,118	345,883
Stantec, Inc.	13,228	647,248
Sun Life Financial, Inc.	70,858	3,009,391
Suncor Energy, Inc.	165,682	5,698,872
TC Energy Corp.	121,436	5,333,967
Teck Resources Ltd. Class B (sub. vtg.)	55,759	1,697,307
TELUS Corp.	54,534	1,138,835
TFI International, Inc. (Canada)	9,580	872,034
The Toronto-Dominion Bank	216,858	13,878,848
Thomson Reuters Corp.	19,211	2,043,147
Tilray Brands, Inc. Class 2 (a)(b)	32,176	130,956
TMX Group Ltd.	6,640	638,387
Toromont Industries Ltd.	9,842	756,382
Tourmaline Oil Corp.	37,814	2,130,585
Tricon Residential, Inc.	34,473	290,491
Waste Connections, Inc. (Canada)	30,911	4,079,794
West Fraser Timber Co. Ltd.	7,410	556,369
Wheaton Precious Metals Corp.	54,278	1,775,733
Whitecap Resources, Inc.	74,202	575,163
WSP Global, Inc.	14,156	1,739,847
Yamana Gold, Inc.	112,857	495,383
TOTAL CANADA		218,776,224
Cayman Islands - 3.8%
AAC Technology Holdings, Inc. (a)	88,000	161,197
Airtac International Group	16,650	381,999
Alchip Technologies Ltd.	9,000	181,094
Alibaba Group Holding Ltd. sponsored ADR (a)	237,543	15,102,984
Anta Sports Products Ltd.	130,400	1,146,242
ASMPT Ltd.	36,700	201,976
Autohome, Inc. ADR Class A	7,066	184,564
Baidu, Inc. sponsored ADR (a)	34,073	2,608,970
BeiGene Ltd. ADR (a)(b)	7,831	1,322,578
Bilibili, Inc. ADR (a)(b)	26,173	233,463
BizLink Holding, Inc.	15,000	114,637
Chailease Holding Co. Ltd.	180,096	831,968
China Conch Environment Protection Holdings Ltd. (a)	182,500	53,706
China Conch Venture Holdings Ltd.	198,500	292,832
China Feihe Ltd. (c)	375,000	215,933
China Hongqiao Group Ltd.	238,000	168,881
China Literature Ltd. (a)(c)	51,200	137,953
China Medical System Holdings Ltd.	142,000	155,031
China Meidong Auto Holding Ltd.	64,000	84,141
China Mengniu Dairy Co. Ltd.	366,000	1,172,651
China Resources Land Ltd.	342,000	1,071,793
China Resources Mixc Lifestyle Services Ltd. (c)	74,755	219,037
China State Construction International Holdings Ltd.	212,000	190,673
ChinaSoft International Ltd.	322,000	213,309
Chow Tai Fook Jewellery Group Ltd.	262,400	449,276
CIFI Holdings Group Co. Ltd. (d)	507,495	33,619
CK Asset Holdings Ltd.	235,329	1,301,113
CK Hutchison Holdings Ltd.	325,000	1,617,796
Country Garden Holdings Co. Ltd.	857,120	110,284
Country Garden Services Holdings Co. Ltd.	227,000	198,381
Daqo New Energy Corp. ADR (a)	6,915	304,191
ENN Energy Holdings Ltd.	91,800	912,778
ESR Group Ltd. (c)	294,200	502,224
Futu Holdings Ltd. ADR (a)	7,884	266,952
GDS Holdings Ltd. ADR (a)(b)	13,789	118,999
Geely Automobile Holdings Ltd.	591,000	635,447
General Interface Solution Holding Ltd.	22,000	53,066
Genscript Biotech Corp. (a)	130,000	328,575
H World Group Ltd. ADR	17,376	470,542
Hansoh Pharmaceutical Group Co. Ltd. (c)	128,000	197,634
Hengan International Group Co. Ltd.	76,000	294,816
Himax Technologies, Inc. sponsored ADR (b)	14,808	83,813
HUTCHMED China Ltd. sponsored ADR (a)(b)	12,253	108,317
Innovent Biologics, Inc. (a)(c)	134,500	476,340
Inter & Co., Inc. unit	24,409	73,433
iQIYI, Inc. ADR (a)(b)	41,651	84,135
JD Health International, Inc. (a)(c)	125,000	685,540
JD.com, Inc. sponsored ADR	141,501	5,276,572
JOYY, Inc. ADR	5,612	141,591
KE Holdings, Inc. ADR (a)	81,458	829,242
Kingboard Chemical Holdings Ltd.	77,500	191,142
Kingdee International Software Group Co. Ltd. (a)	334,000	546,338
Kingsoft Corp. Ltd.	111,200	336,448
Kuaishou Technology Class B (a)(c)	233,200	959,579
Li Ning Co. Ltd.	280,000	1,448,217
Longfor Properties Co. Ltd. (c)	197,000	250,967
Lufax Holding Ltd. ADR	82,781	131,622
Meituan Class B (a)(c)	489,500	7,837,162
Microport Scientific Corp. (a)	89,900	189,886
Minth Group Ltd.	88,000	173,766
NetEase, Inc. ADR	44,001	2,447,336
New Oriental Education & Technology Group, Inc. sponsored ADR (a)	18,212	432,353
NIO, Inc. sponsored ADR (a)	170,593	1,649,634
PagSeguro Digital Ltd. (a)	23,879	326,665
Parade Technologies Ltd.	9,000	169,932
Pinduoduo, Inc. ADR (a)	65,263	3,578,370
Ping An Healthcare and Technology Co. Ltd. (a)(c)	60,600	111,787
Polaris Group (a)	39,001	108,947
Pop Mart International Group Ltd. (b)(c)	87,800	113,642
RLX Technology, Inc. ADR (a)(b)	88,768	110,960
Sands China Ltd. (a)	295,600	515,911
Sea Ltd. ADR (a)	43,224	2,147,368
Shenzhou International Group Holdings Ltd.	94,300	654,725
Silicon Motion Tech Corp. sponsored ADR	4,184	223,802
Sino Biopharmaceutical Ltd.	1,181,500	573,467
SITC International Holdings Co. Ltd.	156,000	255,573
Smoore International Holdings Ltd. (c)	201,000	213,812
StoneCo Ltd. Class A (a)	30,339	318,560
Sunac China Holdings Ltd. (a)(d)	317,000	80,768
Sunny Optical Technology Group Co. Ltd.	85,700	742,948
TAL Education Group ADR (a)	59,930	282,270
Tencent Holdings Ltd.	727,500	19,116,368
Tencent Music Entertainment Group ADR (a)	70,904	255,963
Tingyi (Cayman Islands) Holding Corp.	220,000	344,168
Tongcheng Travel Holdings Ltd. (a)	131,200	204,581
Topsports International Holdings Ltd. (c)	337,000	170,010
Trip.com Group Ltd. ADR (a)	63,518	1,437,412
Vipshop Holdings Ltd. ADR (a)	45,254	315,420
Want Want China Holdings Ltd.	603,000	396,385
Weibo Corp. sponsored ADR (a)	9,387	106,261
Weimob, Inc. (a)(c)	207,000	72,519
WH Group Ltd. (c)	934,000	472,375
Wharf Real Estate Investment Co. Ltd.	188,000	741,256
Wisdom Marine Lines Co. Ltd.	55,000	89,183
Wuxi Biologics (Cayman), Inc. (a)(c)	430,000	1,934,846
Xiaomi Corp. Class B (a)(c)	1,734,800	1,947,041
Xinyi Glass Holdings Ltd.	299,000	384,718
Xinyi Solar Holdings Ltd.	553,097	548,894
XP, Inc.:
BDR (a)	10,774	197,939
Class A (a)	21,334	391,052
XPeng, Inc. ADR (a)(b)	63,133	417,940
XTEP International Holdings Ltd.	151,431	138,898
Yadea Group Holdings Ltd. (c)	140,000	213,666
Zai Lab Ltd. ADR (a)	9,171	204,330
Zhen Ding Technology Holding Ltd.	77,000	253,054
Zhongsheng Group Holdings Ltd. Class H	69,500	263,846
ZTO Express, Inc. sponsored ADR	48,515	819,418
TOTAL CAYMAN ISLANDS		100,563,788
Chile - 0.1%
Banco de Chile	5,439,649	497,496
Banco de Credito e Inversiones	7,332	204,301
Banco Santander Chile	7,180,968	257,251
CAP SA	7,719	41,305
Cencosud SA	158,349	213,146
Compania Cervecerias Unidas SA	13,711	75,203
Compania Sud Americana de Vapores SA	1,705,169	118,377
Empresas CMPC SA	136,957	217,302
Empresas COPEC SA	43,828	302,035
Enel Americas SA	2,221,676	220,119
Enel Chile SA	2,994,578	105,374
Falabella SA	91,374	178,661
Parque Arauco SA	74,549	63,527
Quinenco SA	33,260	88,447
TOTAL CHILE		2,582,544
China - 1.5%
Agricultural Bank of China Ltd. (H Shares)	3,689,000	1,052,964
Aluminum Corp. of China Ltd. (H Shares)	446,000	127,147
Anhui Conch Cement Co. Ltd. (H Shares)	144,000	370,564
Bank of China Ltd. (H Shares)	9,325,000	3,003,372
Bank of Communications Co. Ltd. (H Shares)	2,560,000	1,249,075
BYD Co. Ltd. (H Shares)	104,207	2,332,482
CGN Power Co. Ltd. (H Shares) (c)	1,334,000	270,211
China CITIC Bank Corp. Ltd. (H Shares)	1,074,000	404,991
China Construction Bank Corp. (H Shares)	11,838,000	6,282,290
China International Capital Corp. Ltd. (H Shares) (c)	172,800	240,390
China Life Insurance Co. Ltd. (H Shares)	894,000	974,869
China Longyuan Power Grid Corp. Ltd. (H Shares)	398,000	454,805
China Merchants Bank Co. Ltd. (H Shares)	397,500	1,306,491
China Minsheng Banking Corp. Ltd. (H Shares)	789,500	229,317
China National Building Materials Co. Ltd. (H Shares)	542,000	314,857
China Pacific Insurance (Group) Co. Ltd. (H Shares)	284,000	458,038
China Petroleum & Chemical Corp. (H Shares)	3,070,000	1,216,722
China Railway Group Ltd. (H Shares)	475,000	206,347
China Shenhua Energy Co. Ltd. (H Shares)	408,500	1,074,637
China Tower Corp. Ltd. (H Shares) (c)	5,608,000	507,243
China Vanke Co. Ltd. (H Shares)	227,700	292,397
CITIC Securities Co. Ltd. (H Shares)	170,875	255,562
COSCO SHIPPING Holdings Co. Ltd. (H Shares)	408,000	440,244
Fuyao Glass Industries Group Co. Ltd. (H Shares) (c)	75,200	269,678
Great Wall Motor Co. Ltd. (H Shares)	361,000	394,128
Guangzhou Automobile Group Co. Ltd. (H Shares)	338,000	205,823
Haier Smart Home Co. Ltd.	277,800	695,062
Haitong Securities Co. Ltd. (H Shares)	303,200	148,324
Hangzhou Tigermed Consulting Co. Ltd. (H Shares) (c)	14,200	96,510
Huatai Securities Co. Ltd. (H Shares) (c)	191,600	187,703
Industrial & Commercial Bank of China Ltd. (H Shares)	8,535,000	3,705,602
New China Life Insurance Co. Ltd. (H Shares)	95,100	150,955
Nongfu Spring Co. Ltd. (H Shares) (c)	211,200	1,061,428
People's Insurance Co. of China Group Ltd. (H Shares)	996,000	275,340
PetroChina Co. Ltd. (H Shares)	2,550,000	974,566
PICC Property & Casualty Co. Ltd. (H Shares)	820,000	756,314
Ping An Insurance Group Co. of China Ltd. (H Shares)	742,000	2,970,516
Postal Savings Bank of China Co. Ltd. (H Shares) (c)	935,000	433,573
Shandong Weigao Medical Polymer Co. Ltd. (H Shares)	292,800	403,597
Shanghai Fosun Pharmaceutical (Group) Co. Ltd. (H Shares)	55,500	140,135
Sinopharm Group Co. Ltd. (H Shares)	164,400	313,316
Tsingtao Brewery Co. Ltd. (H Shares)	66,000	462,441
Weichai Power Co. Ltd. (H Shares)	235,000	225,131
WuXi AppTec Co. Ltd. (H Shares) (c)	47,084	377,289
Yankuang Energy Group Co. Ltd. (H Shares)	172,000	484,251
ZhongAn Online P & C Insurance Co. Ltd. (H Shares) (a)(c)	70,100	130,561
Zhuzhou CRRC Times Electric Co. Ltd. (H Shares)	65,500	284,124
Zijin Mining Group Co. Ltd. (H Shares)	684,000	653,532
TOTAL CHINA		38,864,914
Colombia - 0.0%
Bancolombia SA	36,729	264,010
Grupo Argos SA	38,666	80,248
Grupo de Inversiones Suramerica SA	11,636	93,795
Grupo Nutresa SA	12,245	131,432
Interconexion Electrica SA ESP	53,070	207,068
TOTAL COLOMBIA		776,553
Cyprus - 0.0%
Galaxy Cosmos Mezz PLC (a)	8,502	1,373
Sunrisemezz Ltd. (a)	11,487	930
TOTAL CYPRUS		2,303
Czech Republic - 0.0%
CEZ A/S	19,638	642,231
Komercni Banka A/S	9,158	262,708
MONETA Money Bank A/S (c)	43,726	127,640
TOTAL CZECH REPUBLIC		1,032,579
Denmark - 1.7%
A.P. Moller - Maersk A/S:
Series A	327	654,495
Series B	696	1,454,064
Ascendis Pharma A/S sponsored ADR (a)(b)	5,841	671,715
Carlsberg A/S Series B	11,676	1,374,799
Chr. Hansen Holding A/S	12,149	674,768
Coloplast A/S Series B	14,286	1,592,463
Danske Bank A/S	82,141	1,325,716
Demant A/S (a)	11,431	312,390
DSV A/S	23,033	3,118,227
Genmab A/S (a)	7,934	3,056,238
GN Store Nord A/S	16,468	350,155
Novo Nordisk A/S Series B	196,561	21,372,325
Novozymes A/S Series B	25,210	1,324,024
ORSTED A/S (c)	22,806	1,881,626
Pandora A/S	11,343	597,840
Royal Unibrew A/S	4,950	282,705
SimCorp A/S	4,849	289,615
Tryg A/S	42,721	924,526
Vestas Wind Systems A/S	121,643	2,398,030
TOTAL DENMARK		43,655,721
Egypt - 0.0%
Commercial International Bank SAE	293,060	392,767
E-Finance for Digital & Financial Investments	47,980	31,755
EFG-Hermes Holding SAE	103,844	57,560
TOTAL EGYPT		482,082
Finland - 0.9%
Elisa Corp. (A Shares)	18,111	875,401
Fortum Corp.	51,507	725,096
Huhtamaki Oyj	11,778	423,100
Kesko Oyj	32,897	640,456
Kojamo OYJ	21,203	275,962
Kone OYJ (B Shares)	48,571	1,988,779
Metso Outotec Oyj	85,686	650,506
Neste OYJ	51,793	2,269,518
Nokia Corp.	650,100	2,888,991
Nokian Tyres PLC	14,276	160,975
Nordea Bank ABP	396,396	3,788,330
Orion Oyj (B Shares)	12,984	597,303
Sampo Oyj (A Shares)	59,141	2,704,885
Stora Enso Oyj (R Shares)	74,193	967,107
TietoEVRY Oyj	12,688	302,689
UPM-Kymmene Corp.	64,040	2,146,080
Valmet Corp.	20,256	461,014
Wartsila Corp.	56,516	385,378
TOTAL FINLAND		22,251,570
France - 6.1%
Air Liquide SA	62,715	8,203,985
Alstom SA	36,800	757,390
Arkema SA	7,600	601,757
AXA SA	238,175	5,881,710
BNP Paribas SA	136,410	6,396,800
Bouygues SA	25,358	723,494
Bureau Veritas SA	34,807	862,358
Capgemini SA	18,824	3,085,081
Carrefour SA	70,371	1,132,653
Compagnie de St. Gobain	62,424	2,551,954
Compagnie Generale des Etablissements Michelin SCA Series B	86,092	2,193,974
Credit Agricole SA	164,301	1,490,812
Danone SA	76,257	3,789,936
Dassault Systemes SA	83,408	2,795,734
Edenred SA	29,922	1,536,479
Eiffage SA	9,686	876,238
Engie SA	221,498	2,878,005
EssilorLuxottica SA	36,451	5,776,240
Euroapi SASU (a)	6,605	115,567
Gecina SA	6,547	583,924
Hermes International SCA	4,181	5,414,820
Kering SA	8,687	3,978,310
L'Oreal SA	30,228	9,491,725
Legrand SA	32,317	2,462,707
LVMH Moet Hennessy Louis Vuitton SE	31,394	19,809,454
Orange SA	226,465	2,157,739
Pernod Ricard SA	24,414	4,287,392
Publicis Groupe SA	28,109	1,574,228
Renault SA (a)	24,862	765,843
Safran SA	42,097	4,688,342
Sanofi SA	138,454	11,915,055
Sartorius Stedim Biotech	2,890	917,361
Schneider Electric SA	68,463	8,657,586
Societe Generale Series A	94,811	2,174,684
Sodexo SA	10,028	889,339
Teleperformance	7,076	1,897,162
Thales SA	12,885	1,638,178
TotalEnergies SE	295,372	16,113,537
Veolia Environnement SA	79,701	1,778,609
VINCI SA	64,317	5,919,545
Vivendi SA	95,305	780,070
Worldline SA (a)(c)	30,209	1,318,517
TOTAL FRANCE		160,864,294
Germany - 4.4%
adidas AG	21,465	2,095,309
Allianz SE	48,860	8,790,135
BASF AG	110,270	4,947,890
Bayer AG	117,942	6,201,517
Bayerische Motoren Werke AG (BMW)	38,304	3,006,555
Bechtle AG	10,228	353,774
Beiersdorf AG	11,795	1,132,264
BioNTech SE ADR	11,085	1,525,739
Brenntag SE	18,307	1,110,802
Carl Zeiss Meditec AG	4,374	529,735
Commerzbank AG (a)	126,055	1,008,550
Continental AG	13,019	674,328
Covestro AG (c)	23,292	790,671
Daimler Truck Holding AG (a)	62,068	1,656,145
Delivery Hero AG (a)(c)	22,031	725,017
Deutsche Bank AG	249,537	2,382,204
Deutsche Borse AG	22,764	3,701,876
Deutsche Post AG	118,974	4,205,710
Deutsche Telekom AG	418,255	7,894,772
E.ON SE	270,678	2,266,656
Evonik Industries AG	24,463	450,995
Evotec OAI AG (a)	18,835	359,523
Fresenius Medical Care AG & Co. KGaA	23,925	661,780
Fresenius SE & Co. KGaA	49,078	1,129,440
GEA Group AG	19,842	694,154
Hannover Reuck SE	7,140	1,162,846
HeidelbergCement AG	17,072	785,087
HelloFresh AG (a)	20,672	413,894
Henkel AG & Co. KGaA	12,384	727,004
Infineon Technologies AG	156,904	3,807,351
K+S AG	23,212	512,922
KION Group AG	8,959	198,624
Knorr-Bremse AG	7,841	353,008
Lanxess AG	10,414	352,489
LEG Immobilien AG	8,920	582,860
Mercedes-Benz Group AG (Germany)	93,787	5,428,541
Merck KGaA	15,543	2,532,967
MTU Aero Engines AG	6,448	1,154,968
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	16,796	4,433,742
Nemetschek SE	6,855	327,613
Puma AG	12,363	547,477
Rational AG	631	356,067
Rheinmetall AG	5,279	858,192
RWE AG	81,302	3,132,718
SAP SE	131,295	12,637,522
Scout24 AG (c)	9,532	488,710
Siemens AG	89,796	9,806,535
Siemens Energy AG	49,244	574,982
Siemens Healthineers AG (c)	33,778	1,547,457
Symrise AG	15,985	1,631,630
TAG Immobilien AG	21,240	133,184
Thyssenkrupp AG (a)	53,152	280,076
United Internet AG	12,200	228,172
Vonovia SE	95,470	2,110,901
Zalando SE (a)(c)	26,771	617,023
TOTAL GERMANY		116,020,103
Greece - 0.1%
Alpha Bank SA (a)	229,559	212,796
Eurobank Ergasias Services and Holdings SA (a)	311,590	307,929
Hellenic Telecommunications Organization SA	23,940	376,173
Jumbo SA	13,273	188,754
Motor Oil (HELLAS) Corinth Refineries SA	7,803	134,023
Mytilineos SA	13,078	219,455
National Bank of Greece SA (a)	62,666	227,282
OPAP SA	22,678	277,903
Piraeus Financial Holdings SA (a)	80,415	99,179
Public Power Corp. of Greece (a)	24,097	152,171
Terna Energy SA	6,405	119,126
TOTAL GREECE		2,314,791
Hong Kong - 1.4%
AIA Group Ltd.	1,433,000	10,854,680
Bank of East Asia Ltd.	125,392	120,126
BOC Hong Kong (Holdings) Ltd.	430,000	1,336,620
China Everbright International Ltd.	398,000	132,335
China Evergrande New Energy Vehicle Group Ltd. (a)(d)	366,500	112,056
China Merchants Holdings International Co. Ltd.	162,346	190,274
China Overseas Land and Investment Ltd.	447,000	853,039
China Power International Development Ltd.	601,000	173,800
China Resources Beer Holdings Co. Ltd.	188,000	886,154
China Resources Power Holdings Co. Ltd.	214,000	311,336
China Taiping Insurance Group Ltd.	174,800	121,141
CITIC Pacific Ltd.	758,000	678,851
CLP Holdings Ltd.	201,000	1,349,073
CSPC Pharmaceutical Group Ltd.	1,000,160	1,027,326
Fosun International Ltd.	287,000	175,498
Galaxy Entertainment Group Ltd.	243,000	1,109,801
Ganfeng Lithium Group Co. Ltd. (H Shares) (c)	48,720	329,573
Guangdong Investment Ltd.	332,000	209,360
Hang Lung Properties Ltd.	211,000	265,430
Hang Seng Bank Ltd.	87,200	1,227,583
Henderson Land Development Co. Ltd.	160,500	392,946
Hong Kong & China Gas Co. Ltd.	1,309,393	1,009,240
Hong Kong Exchanges and Clearing Ltd.	143,153	3,799,799
Hua Hong Semiconductor Ltd. (a)(c)	72,000	168,588
Lenovo Group Ltd.	890,000	712,032
Link (REIT)	251,788	1,488,342
MTR Corp. Ltd.	185,613	816,970
New World Development Co. Ltd.	163,000	333,490
Power Assets Holdings Ltd.	164,500	786,911
Sino Land Ltd.	374,520	400,301
Sun Hung Kai Properties Ltd.	181,500	1,950,457
Techtronic Industries Co. Ltd.	220,500	2,087,864
Vitasoy International Holdings Ltd. (a)	108,000	184,365
Wharf Holdings Ltd.	147,000	420,420
TOTAL HONG KONG		36,015,781
Hungary - 0.1%
MOL Hungarian Oil and Gas PLC Series A (For. Reg.)	60,900	365,164
OTP Bank PLC	27,101	590,734
Richter Gedeon PLC	15,665	309,316
TOTAL HUNGARY		1,265,214
India - 3.5%
Adani Enterprises Ltd.	32,992	1,334,127
Adani Ports & Special Economic Zone Ltd.	86,236	857,933
Apollo Hospitals Enterprise Ltd.	11,856	647,010
Asian Paints Ltd.	54,186	2,034,233
Avenue Supermarts Ltd. (a)(c)	17,965	937,726
Axis Bank Ltd.	273,945	2,998,238
Bajaj Finance Ltd.	32,114	2,771,510
Bajaj Finserv Ltd.	45,670	930,999
Bharat Petroleum Corp. Ltd.	114,982	421,772
Bharti Airtel Ltd.	293,354	2,948,424
Cipla Ltd./India	64,683	912,188
Coal India Ltd.	248,776	739,145
Divi's Laboratories Ltd.	15,103	658,435
Grasim Industries Ltd.	45,030	936,557
HCL Technologies Ltd.	126,831	1,595,193
HDFC Standard Life Insurance Co. Ltd. (c)	111,737	729,503
Hindalco Industries Ltd.	173,888	852,110
Hindustan Unilever Ltd.	107,473	3,311,565
Housing Development Finance Corp. Ltd.	217,859	6,499,978
ICICI Bank Ltd.	617,944	6,794,306
Indian Oil Corp. Ltd.	464,188	382,711
Info Edge India Ltd.	8,794	416,615
Infosys Ltd.	439,239	8,158,925
ITC Ltd.	355,836	1,498,913
JSW Steel Ltd. (a)	113,025	920,188
Kotak Mahindra Bank Ltd.	131,319	3,017,180
Larsen & Toubro Ltd.	83,024	2,029,063
Mahindra & Mahindra Ltd.	115,163	1,876,164
Maruti Suzuki India Ltd.	15,945	1,835,197
NTPC Ltd.	563,628	1,178,594
Oil & Natural Gas Corp. Ltd.	467,397	756,881
Power Grid Corp. of India Ltd.	412,882	1,137,944
Reliance Industries Ltd.	414,063	12,753,020
SRF Ltd.	17,730	548,017
State Bank of India	213,026	1,476,617
Sun Pharmaceutical Industries Ltd.	130,652	1,604,977
Tata Consultancy Services Ltd.	123,001	4,744,632
Tata Consumer Products Ltd.	71,861	668,564
Tata Motors Ltd. (a)	208,697	1,044,882
Tata Power Co. Ltd./The	207,037	565,238
Tata Steel Ltd.	961,150	1,179,087
Tech Mahindra Ltd.	75,591	971,049
Titan Co. Ltd.	50,284	1,677,449
Ultratech Cement Ltd.	13,800	1,119,429
Vedanta Ltd.	133,737	453,652
Wipro Ltd.	180,716	845,626
TOTAL INDIA		91,771,566
Indonesia - 0.6%
PT Adaro Energy Tbk	1,717,300	438,202
PT Aneka Tambang Tbk	1,042,100	123,268
PT Astra International Tbk	2,428,500	1,035,392
PT Bank Central Asia Tbk	6,676,000	3,766,552
PT Bank Jago Tbk (a)	466,100	152,403
PT Bank Mandiri (Persero) Tbk	2,683,000	1,814,756
PT Bank Negara Indonesia (Persero) Tbk	878,400	529,377
PT Bank Rakyat Indonesia (Persero) Tbk	8,534,053	2,544,212
PT Barito Pacific Tbk	3,289,600	173,997
PT Bukalapak.com Tbk (a)	6,358,300	112,511
PT Bukit Asam Tbk	455,700	114,235
PT Bumi Serpong Damai Tbk (a)	888,000	52,947
PT Charoen Pokphand Indonesia Tbk	872,600	311,893
PT Ciputra Development Tbk	865,900	52,184
PT Elang Mahkota Teknologi Tbk	4,792,600	474,728
PT Gudang Garam Tbk	59,300	91,626
PT Indah Kiat Pulp & Paper Tbk	309,300	190,369
PT Indocement Tunggal Prakarsa Tbk	222,800	132,487
PT Indofood CBP Sukses Makmur Tbk	261,200	162,858
PT Indofood Sukses Makmur Tbk	499,900	206,723
PT Kalbe Farma Tbk	2,388,000	313,858
PT Merdeka Copper Gold Tbk (a)	1,645,410	397,704
PT Mitra Keluarga Karyasehat Tbk	652,600	115,479
PT Pabrik Kertas Tjiwi Kimia Tbk	148,500	74,262
PT Perusahaan Gas Negara Tbk Series B	1,266,800	160,406
PT Sarana Menara Nusantara Tbk	2,860,000	211,784
PT Semen Indonesia (Persero) Tbk	350,200	178,496
PT Sumber Alfaria Trijaya Tbk	2,279,800	412,184
PT Surya Citra Media Tbk	2,965,500	44,490
PT Telkom Indonesia Persero Tbk	5,716,900	1,605,597
PT Tower Bersama Infrastructure Tbk	487,220	76,843
PT United Tractors Tbk	182,000	376,894
PT Vale Indonesia Tbk (a)	240,100	100,058
PT XL Axiata Tbk	503,000	81,267
TOTAL INDONESIA		16,630,042
Ireland - 0.6%
Bank of Ireland Group PLC	120,514	868,939
CRH PLC	91,986	3,313,139
DCC PLC (United Kingdom)	11,882	659,512
Flutter Entertainment PLC (a)	6,085	808,085
Flutter Entertainment PLC (Ireland) (a)	12,491	1,652,893
ICON PLC (a)	9,775	1,933,886
James Hardie Industries PLC CDI	54,147	1,182,191
Kerry Group PLC Class A	18,442	1,603,827
Kingspan Group PLC (Ireland)	18,733	946,009
Ryanair Holdings PLC sponsored ADR (a)	12,185	839,425
Smurfit Kappa Group PLC	31,522	1,044,514
TOTAL IRELAND		14,852,420
Isle of Man - 0.0%
Entain PLC	70,852	1,024,986
Israel - 0.7%
Airport City Ltd. (a)	7,413	122,831
Alony Hetz Properties & Investments Ltd.	19,190	225,378
Amot Investments Ltd.	26,702	161,714
Ashtrom Group Ltd.	4,790	104,312
Azrieli Group	4,387	325,404
Bank Hapoalim BM (Reg.)	147,926	1,427,538
Bank Leumi le-Israel BM	185,580	1,772,530
Bezeq The Israel Telecommunication Corp. Ltd.	248,225	439,612
Big Shopping Centers Ltd.	1,302	146,134
Check Point Software Technologies Ltd. (a)	12,116	1,565,751
Clal Insurance Enterprises Holdings Ltd. (a)	7,526	129,943
CyberArk Software Ltd. (a)	4,880	765,721
Danel Adir Yeoshua Ltd.	572	66,370
Delek Group Ltd. (a)	1,012	154,827
Elbit Systems Ltd. (Israel)	2,961	599,314
Electra Israel Ltd.	220	128,101
Energix-Renewable Energies Ltd.	28,320	99,060
Enlight Renewable Energy Ltd. (a)	113,622	230,392
First International Bank of Israel	6,350	274,411
Formula Systems (1985) Ltd.	1,119	90,887
Fox Wizel Ltd.	848	103,434
Global-e Online Ltd. (a)(b)	10,871	274,928
Harel Insurance Investments and Financial Services Ltd.	12,544	120,841
Icl Group Ltd.	86,636	782,618
InMode Ltd. (a)	8,315	285,371
ironSource Ltd. Class A (a)	43,564	140,712
Isracard Ltd.	23,224	68,748
Israel Corp. Ltd. (Class A)	529	229,203
Israel Discount Bank Ltd. (Class A)	147,948	842,415
Kornit Digital Ltd. (a)	6,035	161,255
Melisron Ltd.	2,986	221,739
Mivne Real Estate KD Ltd.	72,617	226,058
Mizrahi Tefahot Bank Ltd.	17,896	677,136
Nano Dimension Ltd. ADR (a)	32,506	80,615
NICE Ltd. (a)	7,649	1,449,902
Nova Ltd. (a)	3,487	256,081
OPC Energy Ltd. (a)	9,676	119,117
Partner Communications Co. Ltd. (a)	15,700	118,409
Paz Oil Co. Ltd. (a)	1,113	133,016
Plus500 Ltd.	12,784	264,625
Radware Ltd. (a)	4,785	110,151
Reit 1 Ltd.	21,377	112,222
Shapir Engineering and Industry Ltd.	19,317	159,191
Shikun & Binui Ltd. (a)	31,193	123,852
Shufersal Ltd.	30,982	211,571
Stratasys Ltd. (a)	7,106	102,824
Strauss Group Ltd.	5,558	139,172
Teva Pharmaceutical Industries Ltd. sponsored ADR (a)	134,559	1,200,266
The Phoenix Holdings Ltd.	20,884	226,420
Tower Semiconductor Ltd. (a)	12,841	549,464
Wix.com Ltd. (a)	6,870	577,767
ZIM Integrated Shipping Services Ltd. (b)	9,587	225,199
TOTAL ISRAEL		19,124,552
Italy - 1.2%
A2A SpA	193,743	214,825
Amplifon SpA	10,935	271,676
Assicurazioni Generali SpA	144,715	2,171,755
Atlantia SpA	59,607	1,330,111
Azimut Holding SpA	13,687	220,477
Banco BPM SpA	181,166	548,033
Buzzi Unicem SpA	11,325	187,968
DiaSorin SpA	3,115	407,272
Enel SpA	929,171	4,150,931
Eni SpA	303,352	3,984,145
FinecoBank SpA	73,191	986,595
Hera SpA	97,238	231,782
Infrastrutture Wireless Italiane SpA (c)	42,423	374,470
Interpump Group SpA	9,983	386,538
Intesa Sanpaolo SpA	2,118,995	4,039,928
Italgas SpA	56,243	289,861
Leonardo SpA	48,571	390,338
Mediobanca SpA	77,833	705,496
Moncler SpA	25,042	1,081,229
Nexi SpA (a)(c)	101,897	883,136
Pirelli & C. SpA (c)	48,500	182,997
Poste Italiane SpA (c)	54,383	474,022
Prada SpA	61,900	281,914
Prysmian SpA	32,452	1,058,012
Recordati SpA	12,031	452,163
Reply SpA	2,772	301,611
Snam SpA	245,603	1,092,077
Telecom Italia SpA (a)	1,251,068	244,762
Telecom Italia SpA (Risparmio Shares) (a)	654,546	125,166
Terna - Rete Elettrica Nazionale	168,917	1,119,781
UniCredit SpA	242,714	3,009,963
TOTAL ITALY		31,199,034
Japan - 16.0%
Activia Properties, Inc.	92	272,544
Adeka Corp.	11,700	175,152
Advance Residence Investment Corp.	163	379,286
Advantest Corp.	22,800	1,205,205
Aeon (REIT) Investment Corp.	203	218,434
AEON Co. Ltd.	105,100	1,962,475
AGC, Inc.	26,800	840,795
Aica Kogyo Co. Ltd.	8,200	176,469
Ain Holdings, Inc.	3,700	155,520
Air Water, Inc.	28,400	317,625
Aisin Seiki Co. Ltd.	21,700	556,747
Ajinomoto Co., Inc.	64,600	1,779,492
Alfresa Holdings Corp.	24,500	281,916
Alps Alpine Co. Ltd.	23,200	199,711
Amada Co. Ltd.	42,000	295,733
Ana Holdings, Inc. (a)	19,300	375,240
Anritsu Corp.	16,400	165,329
Aozora Bank Ltd.	14,300	245,907
As One Corp.	3,400	145,425
Asahi Group Holdings	61,400	1,719,423
ASAHI INTECC Co. Ltd.	28,900	492,502
Asahi Kasei Corp.	165,600	1,061,813
Asics Corp.	22,700	348,679
Astellas Pharma, Inc.	221,500	3,056,298
Azbil Corp.	15,400	418,931
Bandai Namco Holdings, Inc.	26,600	1,760,632
Bank of Kyoto Ltd.	9,300	335,237
BayCurrent Consulting, Inc.	16,000	450,856
Benefit One, Inc.	9,100	126,315
Bic Camera, Inc.	19,500	151,730
Biprogy, Inc.	10,000	216,214
Bridgestone Corp.	73,200	2,647,384
Brother Industries Ltd.	30,800	524,260
Calbee, Inc.	13,700	275,023
Canon, Inc.	124,700	2,643,327
Capcom Co. Ltd.	19,100	532,429
Casio Computer Co. Ltd.	25,800	224,521
Central Japan Railway Co.	24,700	2,859,681
Chiba Bank Ltd.	88,800	485,520
Chubu Electric Power Co., Inc.	90,300	735,420
Chugai Pharmaceutical Co. Ltd.	77,000	1,784,233
Chugoku Electric Power Co., Inc.	39,500	185,420
Coca-Cola West Co. Ltd.	16,300	147,330
COMSYS Holdings Corp.	15,700	257,628
Concordia Financial Group Ltd.	143,900	438,392
Cosmos Pharmaceutical Corp.	2,700	261,475
CyberAgent, Inc.	49,100	404,172
Dai Nippon Printing Co. Ltd.	32,400	649,983
Dai-ichi Mutual Life Insurance Co.	124,700	1,977,069
Daicel Chemical Industries Ltd.	31,600	180,213
Daifuku Co. Ltd.	15,400	706,332
Daiichi Sankyo Kabushiki Kaisha	233,600	7,477,715
Daikin Industries Ltd.	35,200	5,272,509
Daio Paper Corp.	14,800	109,287
Daito Trust Construction Co. Ltd.	8,100	801,311
Daiwa House Industry Co. Ltd.	80,300	1,617,831
Daiwa House REIT Investment Corp.	260	524,564
Daiwa Office Investment Corp.	38	179,401
Daiwa Securities Group, Inc.	177,500	692,357
Daiwa Securities Living Invest	270	209,543
Denka Co. Ltd.	10,900	252,534
DENSO Corp.	60,400	2,996,802
Dentsu Group, Inc.	28,900	900,847
Dic Corp.	10,100	169,675
Disco Corp.	3,600	864,320
Dmg Mori Co. Ltd.	14,000	162,413
Dowa Holdings Co. Ltd.	7,000	222,906
East Japan Railway Co.	45,300	2,413,828
Ebara Corp.	9,600	312,801
Eisai Co. Ltd.	35,600	2,148,521
Electric Power Development Co. Ltd.	20,100	279,544
ENEOS Holdings, Inc.	392,300	1,292,233
Exeo Group, Inc.	14,100	206,624
Ezaki Glico Co. Ltd.	6,300	141,723
Fancl Corp.	9,400	178,334
FANUC Corp.	23,100	3,022,673
Fast Retailing Co. Ltd.	7,500	4,185,917
Food & Life Companies Ltd.	13,300	224,417
Freee KK (a)	5,200	101,765
Frontier Real Estate Investment Corp.	63	222,435
Fuji Corp.	12,000	158,822
Fuji Electric Co. Ltd.	17,900	693,393
FUJIFILM Holdings Corp.	48,400	2,219,574
Fujitsu Ltd.	21,800	2,508,276
Fukuoka Financial Group, Inc.	23,100	392,107
GLP J-REIT	547	566,883
GMO Internet, Inc.	6,800	117,575
GMO Payment Gateway, Inc.	5,300	382,454
GOLDWIN, Inc.	4,500	235,448
GS Yuasa Corp.	8,900	135,689
Hakuhodo DY Holdings, Inc.	34,500	291,415
Hamamatsu Photonics K.K.	17,800	806,833
Hankyu Hanshin Holdings, Inc.	28,600	849,181
Harmonic Drive Systems, Inc.	6,100	203,887
Haseko Corp.	27,100	279,210
Hikari Tsushin, Inc.	2,500	302,129
Hino Motors Ltd.	31,400	130,503
Hirose Electric Co. Ltd.	3,800	493,480
Hisamitsu Pharmaceutical Co., Inc.	9,600	236,941
Hitachi Construction Machinery Co. Ltd.	11,700	229,287
Hitachi Ltd.	116,400	5,291,799
Honda Motor Co. Ltd.	204,300	4,658,546
Horiba Ltd.	4,800	197,559
Hoshizaki Corp.	14,600	418,770
House Foods Group, Inc.	9,500	177,804
Hoya Corp.	44,000	4,105,720
Hulic Co. Ltd.	70,000	508,423
Ibiden Co. Ltd.	16,600	561,539
Idemitsu Kosan Co. Ltd.	27,157	593,566
IHI Corp.	18,500	413,060
Iida Group Holdings Co. Ltd.	21,200	294,557
Industrial & Infrastructure Fund Investment Corp.	267	281,913
INPEX Corp.	126,100	1,272,651
Internet Initiative Japan, Inc.	15,800	248,431
Invincible Investment Corp.	772	242,459
Isetan Mitsukoshi Holdings Ltd.	48,200	427,883
Isuzu Motors Ltd.	73,300	859,714
ITO EN Ltd.	7,900	278,927
Itochu Corp.	176,700	4,573,915
ITOCHU Techno-Solutions Corp.	11,800	273,782
Iwatani Corp.	6,500	239,551
Iyogin Holdings, Inc.	36,600	171,561
J. Front Retailing Co. Ltd.	33,200	268,378
Japan Airlines Co. Ltd. (a)	17,500	326,591
Japan Airport Terminal Co. Ltd. (a)	11,100	476,263
Japan Exchange Group, Inc.	64,300	845,017
Japan Hotel REIT Investment Corp.	533	280,668
Japan Logistics Fund, Inc.	115	246,326
Japan Post Holdings Co. Ltd.	287,500	1,932,715
Japan Post Insurance Co. Ltd.	24,000	354,605
Japan Prime Realty Investment Corp.	118	320,206
Japan Real Estate Investment Corp.	164	687,125
Japan Retail Fund Investment Corp.	835	614,900
Japan Steel Works Ltd.	8,700	179,915
Japan Tobacco, Inc.	132,100	2,212,336
JEOL Ltd.	6,100	223,989
JFE Holdings, Inc.	71,100	651,732
JGC Holdings Corp.	30,700	369,982
JSR Corp.	25,600	487,914
JTEKT Corp.	27,500	194,189
Justsystems Corp.	3,700	78,133
K's Holdings Corp.	21,600	169,378
Kadokawa Corp.	14,000	251,575
Kagome Co. Ltd.	9,500	190,006
Kajima Corp.	58,800	554,012
Kakaku.com, Inc.	14,700	249,226
Kamigumi Co. Ltd.	13,300	252,950
Kaneka Corp.	7,400	183,638
Kansai Electric Power Co., Inc.	98,000	742,769
Kansai Paint Co. Ltd.	31,700	413,585
Kao Corp.	57,400	2,144,002
Kawasaki Heavy Industries Ltd.	20,400	346,551
Kawasaki Kisen Kaisha Ltd.	28,500	433,360
KDDI Corp.	187,900	5,553,755
Keihan Electric Railway Co., Ltd.	12,900	331,837
Keikyu Corp.	33,600	345,050
Keio Corp.	14,400	505,518
Keisei Electric Railway Co.	21,100	560,510
Kenedix Office Investment Corp.	106	241,306
Kewpie Corp.	14,700	232,222
Keyence Corp.	23,900	9,052,409
Kikkoman Corp.	23,400	1,271,542
Kinden Corp.	15,500	157,820
Kintetsu Group Holdings Co. Ltd.	23,100	781,418
Kirin Holdings Co. Ltd.	100,200	1,475,422
Kobayashi Pharmaceutical Co. Ltd.	7,200	382,528
Kobe Bussan Co. Ltd.	16,900	367,675
Koei Tecmo Holdings Co. Ltd.	15,080	227,982
Koito Manufacturing Co. Ltd.	31,600	449,258
Komatsu Ltd.	117,100	2,294,012
Konami Group Corp.	11,800	518,202
Konica Minolta, Inc.	60,200	183,400
Kose Corp.	4,300	430,014
Kubota Corp.	137,700	1,922,957
Kuraray Co. Ltd.	44,400	305,466
Kurita Water Industries Ltd.	13,100	481,025
Kyocera Corp.	42,000	2,101,765
Kyowa Hakko Kirin Co., Ltd.	30,500	718,938
Kyushu Electric Power Co., Inc.	54,000	267,649
Kyushu Railway Co.	19,300	403,665
LaSalle Logiport REIT	217	231,601
Lasertec Corp.	9,200	1,292,701
Lawson, Inc.	6,000	191,668
Lion Corp.	34,800	351,990
LIXIL Group Corp.	35,200	532,871
M3, Inc.	51,300	1,533,877
Mabuchi Motor Co. Ltd.	6,000	163,018
Makita Corp.	33,700	615,817
Marubeni Corp.	205,800	1,803,406
Marui Group Co. Ltd.	25,200	415,890
MatsukiyoCocokara & Co.	17,100	623,303
Mazda Motor Corp.	71,700	482,753
McDonald's Holdings Co. (Japan) Ltd.	10,000	347,019
Mebuki Financial Group, Inc.	130,000	252,665
Medipal Holdings Corp.	25,100	311,440
Meiji Holdings Co. Ltd.	17,100	703,803
Menicon Co. Ltd.	8,000	137,032
Mercari, Inc. (a)	13,700	228,034
Minebea Mitsumi, Inc.	48,700	721,845
Misumi Group, Inc.	34,600	739,958
Mitsubishi Chemical Holdings Corp.	169,500	766,138
Mitsubishi Corp.	178,700	4,844,411
Mitsubishi Electric Corp.	258,500	2,274,442
Mitsubishi Estate Co. Ltd.	158,100	1,988,155
Mitsubishi Gas Chemical Co., Inc.	25,500	324,463
Mitsubishi Heavy Industries Ltd.	40,800	1,404,862
Mitsubishi Logistics Corp.	9,200	202,011
Mitsubishi Materials Corp.	16,500	215,939
Mitsubishi UFJ Financial Group, Inc.	1,513,100	7,147,659
Mitsubishi UFJ Lease & Finance Co. Ltd.	94,000	403,322
Mitsui & Co. Ltd.	196,900	4,360,548
Mitsui Chemicals, Inc.	23,100	427,994
Mitsui Fudosan Co. Ltd.	115,100	2,205,706
Mitsui Fudosan Logistics Park, Inc.	64	212,193
Mitsui High-Tec, Inc.	2,600	134,638
Mitsui Mining & Smelting Co. Ltd.	6,500	131,578
Mitsui OSK Lines Ltd.	43,600	865,285
Miura Co. Ltd.	13,500	275,547
Mizuho Financial Group, Inc.	302,940	3,271,944
MonotaRO Co. Ltd.	28,700	437,752
Mori Hills REIT Investment Corp.	199	217,743
Morinaga & Co. Ltd.	5,600	140,099
Morinaga Milk Industry Co. Ltd.	5,400	153,253
MS&AD Insurance Group Holdings, Inc.	54,800	1,451,170
Murata Manufacturing Co. Ltd.	77,300	3,659,339
Nabtesco Corp.	15,100	321,406
Nagoya Railroad Co. Ltd.	22,600	346,231
Nankai Electric Railway Co. Ltd.	14,100	285,423
NEC Corp.	33,100	1,096,321
Net One Systems Co. Ltd.	10,100	207,848
Nexon Co. Ltd.	56,400	947,112
NGK Insulators Ltd.	33,400	390,166
NGK Spark Plug Co. Ltd.	20,800	379,085
NH Foods Ltd.	13,000	309,930
Nichirei Corp.	15,700	244,324
Nidec Corp.	63,700	3,502,482
Nifco, Inc.	11,200	260,237
Nihon Kohden Corp.	10,400	233,256
Nihon M&A Center Holdings, Inc.	36,000	407,465
Nikon Corp.	41,700	403,553
Nintendo Co. Ltd.	140,000	5,683,874
Nippon Accommodations Fund, Inc.	62	263,936
Nippon Building Fund, Inc.	205	911,295
Nippon Electric Glass Co. Ltd.	9,300	161,239
Nippon Express Holdings, Inc.	10,100	507,394
Nippon Gas Co. Ltd.	13,200	191,837
Nippon Paint Holdings Co. Ltd.	127,800	816,504
Nippon Prologis REIT, Inc.	316	661,986
Nippon Sanso Holdings Corp.	26,000	414,755
Nippon Shinyaku Co. Ltd.	7,200	398,991
Nippon Shokubai Co. Ltd.	4,700	168,788
Nippon Steel & Sumitomo Metal Corp.	114,800	1,576,912
Nippon Telegraph & Telephone Corp.	143,000	3,944,041
Nippon Yusen KK	61,400	1,112,229
Nishi-Nippon Railroad Co. Ltd.	9,900	194,345
Nissan Chemical Corp.	17,000	765,998
Nissan Motor Co. Ltd.	284,300	906,151
Nisshin Seifun Group, Inc.	32,400	350,376
Nissin Food Holdings Co. Ltd.	10,000	647,634
Nitori Holdings Co. Ltd.	10,300	933,356
Nitto Denko Corp.	17,800	937,315
NOF Corp.	10,100	347,772
Nomura Holdings, Inc.	364,600	1,179,831
Nomura Real Estate Holdings, Inc.	14,400	325,875
Nomura Real Estate Master Fund, Inc.	571	650,893
Nomura Research Institute Ltd.	53,400	1,186,906
NSK Ltd.	57,100	301,830
NTT Data Corp.	77,800	1,128,583
Obayashi Corp.	87,100	559,403
OBIC Co. Ltd.	7,800	1,173,449
Odakyu Electric Railway Co. Ltd.	42,300	503,236
Oji Holdings Corp.	124,500	432,039
Olympus Corp.	154,200	3,256,249
OMRON Corp.	24,500	1,146,118
Ono Pharmaceutical Co. Ltd.	57,000	1,340,139
Open House Group Co. Ltd.	8,700	310,098
Oracle Corp. Japan	4,100	218,931
Oriental Land Co. Ltd.	27,900	3,743,266
ORIX Corp.	144,100	2,117,479
ORIX JREIT, Inc.	332	445,435
Osaka Gas Co. Ltd.	50,800	752,289
Otsuka Corp.	14,400	454,676
Otsuka Holdings Co. Ltd.	66,900	2,144,447
Pan Pacific International Holdings Ltd.	64,400	1,057,200
Panasonic Holdings Corp.	281,900	2,007,865
Park24 Co. Ltd. (a)	15,900	212,257
Penta-Ocean Construction Co. Ltd.	36,300	180,652
PeptiDream, Inc. (a)	11,800	129,590
Persol Holdings Co. Ltd.	22,600	453,839
Pigeon Corp.	15,000	196,510
Rakuten Group, Inc.	111,000	495,545
Recruit Holdings Co. Ltd.	203,600	6,265,010
Relo Group, Inc.	14,400	203,563
Renesas Electronics Corp. (a)	169,500	1,417,995
Rengo Co. Ltd.	27,200	150,913
Resona Holdings, Inc.	289,100	1,088,196
Ricoh Co. Ltd.	74,700	547,584
Rinnai Corp.	4,600	313,689
ROHM Co. Ltd.	10,500	739,332
Rohto Pharmaceutical Co. Ltd.	13,100	407,462
Ryohin Keikaku Co. Ltd.	33,500	315,636
Sankyu, Inc.	6,700	200,286
Santen Pharmaceutical Co. Ltd.	49,100	336,150
Sanwa Holdings Corp.	28,500	245,718
Sawai Group Holdings Co. Ltd.	4,900	141,205
SBI Holdings, Inc. Japan	32,300	583,896
Screen Holdings Co. Ltd.	5,700	313,951
SCSK Corp.	18,600	274,819
Secom Co. Ltd.	25,700	1,464,142
Sega Sammy Holdings, Inc.	19,300	247,261
Seibu Holdings, Inc.	33,400	299,195
Seiko Epson Corp.	38,000	517,758
Seino Holdings Co. Ltd.	18,000	138,485
Sekisui Chemical Co. Ltd.	52,300	654,212
Sekisui House (REIT), Inc.	529	284,965
Sekisui House Ltd.	81,800	1,361,545
Seven & i Holdings Co. Ltd.	95,800	3,576,058
SG Holdings Co. Ltd.	58,300	773,177
Sharp Corp.	25,800	154,751
Shimadzu Corp.	33,500	884,277
Shimamura Co. Ltd.	2,800	226,531
SHIMANO, Inc.	10,100	1,562,907
SHIMIZU Corp.	82,700	413,236
Shin-Etsu Chemical Co. Ltd.	49,900	5,186,105
Shinko Electric Industries Co. Ltd.	7,700	185,645
Shinsei Bank Ltd.	7,100	105,525
Shionogi & Co. Ltd.	34,100	1,583,510
Shiseido Co. Ltd.	48,000	1,664,077
Shizuoka Financial Group	67,800	427,697
SHO-BOND Holdings Co. Ltd.	5,800	251,199
Shochiku Co. Ltd. (a)	1,600	127,079
Showa Denko K.K.	22,300	325,738
Skylark Holdings Co. Ltd.	27,500	293,503
SMC Corp.	7,400	2,970,377
SMS Co., Ltd.	8,500	195,501
SoftBank Corp.	331,400	3,269,058
SoftBank Group Corp.	142,700	6,125,572
Sohgo Security Services Co., Ltd.	10,200	254,494
Sojitz Corp.	25,240	372,417
Sompo Holdings, Inc.	41,800	1,740,929
Sony Group Corp.	151,300	10,202,864
Sotetsu Holdings, Inc.	12,500	189,398
Square Enix Holdings Co. Ltd.	10,600	473,345
Stanley Electric Co. Ltd.	17,300	294,122
Subaru Corp.	74,100	1,153,896
Sugi Holdings Co. Ltd.	4,500	180,672
Sumco Corp.	42,000	533,562
Sumitomo Chemical Co. Ltd.	199,200	671,167
Sumitomo Corp.	151,000	1,919,779
Sumitomo Dainippon Pharma Co., Ltd.	22,900	159,705
Sumitomo Electric Industries Ltd.	95,100	993,883
Sumitomo Forestry Co. Ltd.	22,000	344,733
Sumitomo Heavy Industries Ltd.	14,200	269,589
Sumitomo Metal Mining Co. Ltd.	32,300	905,397
Sumitomo Mitsui Financial Group, Inc.	164,400	4,616,610
Sumitomo Mitsui Trust Holdings, Inc.	45,300	1,303,237
Sumitomo Realty & Development Co. Ltd.	57,700	1,325,166
Sundrug Co. Ltd.	8,100	188,480
Suntory Beverage & Food Ltd.	15,400	515,767
Suzuken Co. Ltd.	9,600	213,699
Suzuki Motor Corp.	59,100	1,995,239
Sysmex Corp.	20,300	1,095,991
T&D Holdings, Inc.	70,400	694,555
Taiheiyo Cement Corp.	15,700	213,388
Taisei Corp.	23,600	643,586
Taisho Pharmaceutical Holdings Co. Ltd.	6,400	230,700
Taiyo Yuden Co. Ltd.	15,800	430,875
Takara Holdings, Inc.	21,700	151,190
Takeda Pharmaceutical Co. Ltd.	190,384	5,027,851
TDK Corp.	46,900	1,468,237
TechnoPro Holdings, Inc.	13,100	314,274
Teijin Ltd.	25,500	231,514
Terumo Corp.	91,400	2,780,817
THK Co. Ltd.	13,600	237,619
TIS, Inc.	27,200	734,443
Tobu Railway Co. Ltd.	25,400	587,619
Toda Corp.	32,800	163,895
Toho Co. Ltd.	15,400	548,909
Toho Gas Co. Ltd.	12,100	225,815
Tohoku Electric Power Co., Inc.	61,400	258,079
Tokai Carbon Co. Ltd.	23,400	152,805
Tokio Marine Holdings, Inc.	245,400	4,441,114
Tokyo Century Corp.	5,600	190,941
Tokyo Electric Power Co., Inc. (a)	97,300	317,364
Tokyo Electron Ltd.	18,900	4,972,526
Tokyo Gas Co. Ltd.	49,900	891,653
Tokyo Ohka Kogyo Co. Ltd.	4,900	211,561
Tokyo Seimitsu Co. Ltd.	5,000	150,812
Tokyo Tatemono Co. Ltd.	26,000	358,277
Tokyu Corp.	74,100	855,144
Tokyu Fudosan Holdings Corp.	74,400	377,767
Toppan, Inc.	41,500	619,311
Toray Industries, Inc.	197,300	961,323
Toshiba Corp.	51,900	1,808,359
Tosoh Corp.	39,900	434,434
Toto Ltd.	19,500	557,349
Toyo Suisan Kaisha Ltd.	12,100	454,070
Toyo Tire Corp.	13,800	161,763
Toyota Industries Corp.	24,400	1,256,962
Toyota Motor Corp.	1,507,300	20,913,202
Toyota Tsusho Corp.	28,100	944,887
Trend Micro, Inc.	17,000	858,603
Tsumura & Co.	7,500	156,613
Tsuruha Holdings, Inc.	4,600	267,595
Ube Corp.	11,100	143,103
Ulvac, Inc.	5,100	201,675
Unicharm Corp.	52,800	1,604,668
United Urban Investment Corp.	359	379,534
USS Co. Ltd.	26,200	395,921
Welcia Holdings Co. Ltd.	12,700	265,624
West Japan Railway Co.	29,100	1,154,841
Yakult Honsha Co. Ltd.	19,300	1,069,518
Yamada Holdings Co. Ltd.	87,900	283,157
Yamaha Corp.	20,600	778,587
Yamaha Motor Co. Ltd.	41,900	865,080
Yamato Holdings Co. Ltd.	40,000	592,891
Yamazaki Baking Co. Ltd.	21,400	218,037
Yaskawa Electric Corp.	32,500	902,687
Yokogawa Electric Corp.	28,600	479,119
Yokohama Rubber Co. Ltd.	16,700	261,459
Z Holdings Corp.	318,500	821,972
Zenkoku Hosho Co. Ltd.	5,800	191,520
Zensho Holdings Co. Ltd.	11,100	276,949
Zeon Corp.	22,400	188,908
ZOZO, Inc.	13,100	278,836
TOTAL JAPAN		418,436,473
Korea (South) - 3.3%
AfreecaTV Co. Ltd.	925	51,586
Alteogen, Inc.	4,510	115,963
AMOREPACIFIC Corp.	3,470	225,366
AMOREPACIFIC Group, Inc.	3,556	61,537
BGF Retail Co. Ltd.	1,057	138,112
BNK Financial Group, Inc.	31,643	142,107
Bukwang Pharmaceutical Co. Ltd.	5,114	27,051
Celltrion Healthcare Co. Ltd.	12,358	601,744
Celltrion Pharm, Inc.	1,858	88,258
Celltrion, Inc.	12,367	1,663,582
CHA Biotech Co. Ltd. (a)	6,023	55,701
Cheil Worldwide, Inc.	8,224	140,877
Chong Kun Dang Pharmaceutical Corp.	897	52,790
Chunbo Co. Ltd.	504	77,190
CJ CheilJedang Corp.	989	286,863
CJ Corp.	1,661	83,555
CJ ENM Co. Ltd.	1,117	57,442
CJ Logistics Corp. (a)	907	55,857
Com2uS Corp.	1,025	51,059
Cosmax, Inc.	979	31,414
Coway Co. Ltd.	6,553	253,889
CS Wind Corp.	3,609	148,677
Daeduck Electronics Co. Ltd.	4,174	71,939
Daejoo Electronic Materials Co. Ltd.	1,573	99,076
Daewoo Engineering & Construction Co. Ltd. (a)	20,906	61,591
Daewoo Shipbuilding & Marine Engineering Co. Ltd. (a)	4,730	60,644
Daewoong Co. Ltd.	2,965	42,897
DB HiTek Co. Ltd.	4,411	136,751
Db Insurance Co. Ltd.	5,983	235,997
DGB Financial Group Co. Ltd.	23,590	112,222
DL E&C Co. Ltd.	3,186	76,898
DL Holdings Co. Ltd.	1,494	64,373
Dongjin Semichem Co. Ltd.	4,032	85,029
DongKook Pharmaceutical Co. Ltd.	3,481	38,290
Dongkuk Steel Mill Co. Ltd.	7,689	61,681
Dongsuh Co., Inc.	6,898	98,590
Doosan Bobcat, Inc.	5,402	126,788
Doosan Co. Ltd.	1,402	76,027
Doosan Fuel Cell Co. Ltd. (a)	4,950	94,504
Doosan Heavy Industries & Construction Co. Ltd. (a)	49,201	456,739
Douzone Bizon Co. Ltd.	2,116	45,216
E-Mart, Inc.	2,429	143,972
Ecopro BM Co. Ltd.	6,463	521,180
Ecopro Co. Ltd.	2,179	216,783
Ecopro HN Co. Ltd.	1,384	50,131
EO Technics Co. Ltd.	1,095	50,020
ESR Kendall Square Co. Ltd. (REIT)	17,598	43,954
F&F Co. Ltd.	2,125	216,621
Fila Holdings Corp.	5,651	129,465
Foosung Co. Ltd.	6,152	53,446
GemVax & Kael Co. Ltd. (a)	3,562	30,945
GeneOne Life Science, Inc.	8,499	44,004
Genexine Co. Ltd. (a)	2,374	37,257
Green Cross Corp.	736	65,746
Green Cross Holdings Corp.	3,715	45,158
GS Engineering & Construction Corp.	9,228	140,296
GS Holdings Corp.	11,248	362,503
GS Retail Co. Ltd.	5,350	95,206
Hana Financial Group, Inc.	35,722	1,032,377
HanAll BioPharma Co. Ltd. (a)	4,391	43,685
Hanjin Kal Corp. (a)	2,444	68,150
Hankook Tire Co. Ltd.	9,248	236,818
Hanmi Pharm Co. Ltd.	763	135,246
Hanmi Science Co. Ltd.	3,876	87,034
Hanmi Semiconductor Co. Ltd.	6,639	54,886
Hanon Systems	20,525	112,165
Hansol Chemical Co. Ltd.	1,281	166,484
Hanssem Co. Ltd.	1,259	33,034
Hanwha Aerospace Co. Ltd.	3,822	177,535
Hanwha Corp.	6,192	110,190
Hanwha Life Insurance Co. Ltd. (a)	28,247	43,242
Hanwha Solutions Corp. (a)	14,702	486,180
Hanwha Systems Co. Ltd.	9,598	74,978
HD Hyundai Co. Ltd.	5,626	240,047
HDC Hyundai Development Co.	4,365	30,582
Helixmith Co., Ltd.	5,116	44,804
Hite Jinro Co. Ltd.	4,931	88,614
HL Mando Co. Ltd.	4,182	144,887
HLB Life Science Co. Ltd. (a)	8,189	69,709
HLB, Inc. (a)	12,869	365,156
HLB, Inc. rights 12/2/22 (a)	1,016	6,976
HMM Co. Ltd.	43,533	582,547
Hotel Shilla Co.	4,099	186,668
HUGEL, Inc. (a)	785	61,488
HYBE Co. Ltd. (a)	2,241	189,979
Hyosung Advanced Materials Co.	303	67,719
Hyosung Corp.	898	43,097
Hyosung TNC Co. Ltd.	344	63,024
Hyundai Bioscience Co. Ltd. (a)	4,540	68,069
Hyundai Department Store Co. Ltd.	1,691	64,094
Hyundai Doosan Infracore Co. Lt (a)	13,373	52,000
Hyundai Elevator Co. Ltd.	2,209	39,001
Hyundai Engineering & Construction Co. Ltd.	8,362	204,463
Hyundai Fire & Marine Insurance Co. Ltd.	6,711	156,571
Hyundai Glovis Co. Ltd.	2,586	315,251
Hyundai Heavy Industries Co. Ltd. (a)	2,345	179,080
Hyundai Mipo Dockyard Co. Ltd. (a)	2,787	179,250
Hyundai Mobis	7,981	1,224,560
Hyundai Motor Co.	16,994	1,958,575
Hyundai Rotem Co. Ltd. (a)	8,691	148,268
Hyundai Steel Co.	9,912	195,140
Hyundai Wia Corp.	2,121	90,795
Il Dong Pharmaceutical Co. Ltd. (a)	1,623	31,270
Iljin Materials Co. Ltd.	2,500	106,143
Industrial Bank of Korea	34,013	249,023
IS Dongseo Co. Ltd.	1,814	40,097
JB Financial Group Co. Ltd.	12,995	65,370
Jusung Engineering Co. Ltd.	4,236	33,981
JYP Entertainment Corp.	3,286	127,773
Kakao Corp.	37,576	1,334,741
Kakao Games Corp. (a)	5,429	150,434
Kangwon Land, Inc. (a)	14,150	228,015
KB Financial Group, Inc.	46,699	1,568,218
KCC Corp.	541	92,484
KEPCO E&C	1,496	52,039
Kia Corp.	32,224	1,496,827
Kiwoom Securities Co. Ltd.	1,898	107,445
KMW Co. Ltd. (a)	3,360	55,674
Koh Young Technology, Inc.	5,425	45,420
Kolon Industries, Inc.	1,827	55,681
Korea Aerospace Industries Ltd.	8,794	291,733
Korea Electric Power Corp. (a)	30,420	356,003
Korea Gas Corp.	2,871	69,999
Korea Investment Holdings Co. Ltd.	4,968	172,466
Korea Petro Chemical Industries Co. Ltd.	536	44,500
Korea Shipbuilding & Offshore Engineering Co. Ltd. (a)	5,554	282,891
Korea Zinc Co. Ltd.	1,497	671,244
Korean Air Lines Co. Ltd. (a)	22,309	361,053
KT&G Corp.	13,449	901,738
Kumho Petro Chemical Co. Ltd.	2,195	201,458
L&F Co. Ltd. (a)	2,794	440,441
Leeno Industrial, Inc.	1,102	105,620
LegoChem Biosciences, Inc. (a)	2,651	63,149
LG Chemical Ltd.	5,617	2,463,527
LG Corp.	15,912	882,935
LG Display Co. Ltd.	25,817	229,935
LG Electronics, Inc.	12,732	727,889
LG H & H Co. Ltd.	1,084	387,327
LG Innotek Co. Ltd.	1,671	347,120
LG Uplus Corp.	24,847	199,323
Lotte Chemical Corp.	1,936	200,745
Lotte Confectionery Co. Ltd.	4,679	106,868
Lotte Fine Chemical Co. Ltd.	1,855	72,910
Lotte Shopping Co. Ltd.	1,410	86,339
LS Corp.	3,145	146,528
LS Electric Co. Ltd.	2,064	79,534
LX Holdings Corp. (a)	5,310	32,292
LX International Corp.	3,292	93,756
Lx Semicon Co. Ltd.	1,275	74,053
Mcnex Co. Ltd.	1,864	35,848
Meritz Financial Holdings Co.	3,246	49,350
Meritz Fire & Marine Insurance Co. Ltd.	4,750	104,663
Meritz Securities Co. Ltd.	33,033	85,630
Mezzion Pharma Co. Ltd.	2,295	21,064
Mirae Asset Securities Co. Ltd.	29,893	132,991
NAVER Corp.	17,958	2,132,585
NCSOFT Corp.	1,909	521,614
NEPES Corp. Ltd. (a)	2,317	29,626
Netmarble Corp. (c)	3,202	100,054
NH Investment & Securities Co. Ltd.	20,817	130,825
NHN Corp.	1,900	30,550
NHN KCP Corp.	2,652	23,318
NongShim Co. Ltd.	464	98,176
Oci Co. Ltd.	2,309	165,007
Orion Corp./Republic of Korea	2,986	212,341
Oscotec, Inc. (a)	3,040	38,764
Oscotec, Inc. rights 11/8/22 (a)	617	1,491
Ottogi Corp.	231	71,453
Pan Ocean Co., Ltd. (Korea)	26,134	78,732
Paradise Co. Ltd. (a)	7,399	73,611
Pearl Abyss Corp. (a)	4,446	129,581
People & Technology, Inc.	2,248	72,685
Pharmicell Co. Ltd. (a)	6,877	49,145
POSCO	9,129	1,587,901
POSCO Chemtech Co. Ltd.	3,729	521,211
Posco International Corp.	5,545	80,223
S-Oil Corp.	4,836	292,738
S.M. Entertainment Co. Ltd.	2,239	111,533
S1 Corp.	1,857	81,185
Samsung Biologics Co. Ltd. (a)(c)	2,388	1,467,279
Samsung C&T Corp.	10,830	899,136
Samsung Electro-Mechanics Co. Ltd.	6,906	585,451
Samsung Electronics Co. Ltd.	613,359	25,525,828
Samsung Engineering Co. Ltd. (a)	17,056	285,000
Samsung Fire & Marine Insurance Co. Ltd.	3,839	537,931
Samsung Heavy Industries Co. Ltd. (a)	89,220	321,920
Samsung Life Insurance Co. Ltd.	11,316	534,357
Samsung SDI Co. Ltd.	6,610	3,413,089
Samsung SDS Co. Ltd.	5,102	446,816
Samsung Securities Co. Ltd.	7,855	174,730
SD Biosensor, Inc.	5,624	116,434
Seegene, Inc.	5,148	103,514
Seoul Semiconductor Co. Ltd.	4,340	31,775
Shin Poong Pharmaceutical Co. (a)	3,868	58,671
Shinhan Financial Group Co. Ltd.	61,100	1,549,829
Shinsegae Co. Ltd.	790	117,616
SIMMTECH Co. Ltd.	2,425	60,059
SK Biopharmaceuticals Co. Ltd. (a)	3,478	141,574
SK Bioscience Co. Ltd. (a)	2,833	150,054
SK Chemicals Co. Ltd.	1,309	81,072
SK Hynix, Inc.	64,721	3,749,984
SK IE Technology Co. Ltd. (a)(c)	3,387	123,395
SK Innovation Co., Ltd.	6,153	745,782
SK, Inc.	4,693	703,628
SKC Co. Ltd.	2,474	179,398
SOLUM Co. Ltd. (a)	4,821	58,265
Solus Advanced Materials Co. Lt	1,728	40,678
Soulbrain Co. Ltd.	578	82,894
ST Pharm Co. Ltd.	1,103	64,372
Studio Dragon Corp. (a)	1,551	74,327
Taihan Electric Wire Co. Ltd. (a)	88,814	93,336
Vaxcell-Bio Therapeutics Co. Ltd. (a)	1,087	27,607
WeMade Entertainment Co. Ltd.	2,139	66,463
WONIK IPS Co. Ltd.	3,547	68,340
Woori Financial Group, Inc.	77,974	641,898
Wysiwyg Studios Co. Ltd. (a)	3,003	31,875
YG Entertainment, Inc.	1,658	49,659
Youngone Corp.	2,607	86,393
Yuhan Corp.	6,175	258,712
Zinus, Inc.	1,024	22,456
TOTAL KOREA (SOUTH)		85,394,480
Kuwait - 0.3%
Agility Public Warehousing Co. KSC	193,037	488,433
Boubyan Bank KSC	132,707	352,915
Gulf Bank	246,335	272,690
Kuwait Finance House KSCP	652,135	1,704,791
Mabanee Co. SAKC	72,596	204,304
Mobile Telecommunication Co.	255,930	494,762
National Bank of Kuwait	907,286	3,156,541
National Industries Group Holding SAK	218,383	164,924
Warba Bank KSCP (a)	121,687	94,648
TOTAL KUWAIT		6,934,008
Luxembourg - 0.3%
Allegro.eu SA (a)(c)	48,619	236,267
Aperam SA	5,212	136,238
ArcelorMittal SA (Netherlands)	68,595	1,535,760
Aroundtown SA	111,775	221,807
B&M European Value Retail SA	102,126	377,823
Eurofins Scientific SA	15,570	996,773
Globant SA (a)	5,072	956,985
InPost SA (a)	26,435	168,816
Millicom International Cellular SA:
unit (a)	7,924	86,847
(depository receipt) (a)	20,914	226,923
SES SA (France) (depositary receipt)	46,717	331,394
Spotify Technology SA (a)	16,897	1,361,560
Subsea 7 SA	29,032	290,428
Tenaris SA	55,603	870,251
Ternium SA sponsored ADR	5,543	159,583
TOTAL LUXEMBOURG		7,957,455
Malaysia - 0.5%
AMMB Holdings Bhd	254,800	220,417
Axiata Group Bhd	555,828	335,049
Bursa Malaysia Bhd	59,200	80,761
CIMB Group Holdings Bhd	875,696	1,022,386
Dialog Group Bhd	511,400	222,818
DiGi.com Bhd	400,100	320,723
Gamuda Bhd	294,275	239,627
Genting Bhd	247,200	232,142
Genting Malaysia Bhd	335,900	194,663
Hap Seng Consolidated Bhd	75,800	103,087
Hartalega Holdings Bhd	218,800	99,959
Hong Leong Bank Bhd	91,400	409,058
IHH Healthcare Bhd	380,000	478,215
Inari Amertron Bhd	294,400	155,046
IOI Corp. Bhd	380,500	328,350
Kuala Lumpur Kepong Bhd	65,620	300,897
Malayan Banking Bhd	840,095	1,526,315
Malaysia Airports Holdings Bhd (a)	122,700	155,192
Malaysian Pacific Industries Bhd	10,100	51,269
Maxis Bhd	285,400	232,401
MISC Bhd	155,300	237,483
MR DIY Group M Sdn Bhd (c)	353,300	150,945
My E.G.Services Bhd	557,535	104,361
Nestle (Malaysia) Bhd	7,800	219,416
Petronas Chemicals Group Bhd	343,900	634,266
Petronas Dagangan Bhd	42,800	196,257
Petronas Gas Bhd	94,400	341,421
PPB Group Bhd	89,900	317,540
Press Metal Bhd	426,700	392,586
Public Bank Bhd	1,824,700	1,725,129
RHB Bank Bhd	452,145	547,011
Sime Darby Bhd	378,000	179,886
Sime Darby Plantation Bhd	397,167	369,614
Telekom Malaysia Bhd	203,530	239,346
Tenaga Nasional Bhd	341,300	607,814
Top Glove Corp. Bhd	635,100	106,790
V.S. Industry Bhd warrants 6/14/24 (a)	38,200	768
Westports Holdings Bhd	109,200	77,604
TOTAL MALAYSIA		13,156,612
Malta - 0.0%
Kindred Group PLC (depositary receipt)	28,542	248,164
Marshall Islands - 0.0%
Danaos Corp.	1,363	77,282
Star Bulk Carriers Corp. (b)	8,337	145,231
TOTAL MARSHALL ISLANDS		222,513
Mexico - 0.7%
Alfa SA de CV Series A	359,200	238,403
America Movil S.A.B. de CV Series L	2,313,100	2,188,998
Arca Continental S.A.B. de CV	56,900	466,073
Banco del Bajio SA (c)	86,600	244,244
CEMEX S.A.B. de CV unit (a)	1,829,700	711,083
Coca-Cola FEMSA S.A.B. de CV unit	64,050	403,477
Controladora Vuela Compania de Aviacion S.A.B. de CV (a)	103,815	88,237
Fibra Uno Administracion SA de CV	341,700	398,733
Fomento Economico Mexicano S.A.B. de CV unit	221,200	1,587,911
Gruma S.A.B. de CV Series B	22,140	256,823
Grupo Aeroportuario del Pacifico S.A.B. de CV Series B	43,600	675,357
Grupo Aeroportuario del Sureste S.A.B. de CV Series B	22,860	535,011
Grupo Aeroportuario Norte S.A.B. de CV	34,600	275,640
Grupo Bimbo S.A.B. de CV Series A	165,100	639,218
Grupo Elektra SA de CV	6,935	347,972
Grupo Financiero Banorte S.A.B. de CV Series O	295,800	2,404,411
Grupo Financiero Inbursa S.A.B. de CV Series O (a)	235,200	434,122
Grupo Mexico SA de CV Series B	376,000	1,363,149
Grupo Televisa SA de CV	310,600	329,522
Industrias Penoles SA de CV	22,390	253,994
Kimberly-Clark de Mexico SA de CV Series A	162,400	256,227
Orbia Advance Corp. S.A.B. de CV	110,300	186,218
Promotora y Operadora de Infraestructura S.A.B. de CV	24,525	184,485
Sitios Latinoamerica S.A.B. de CV (a)	135,175	39,434
Wal-Mart de Mexico SA de CV Series V	610,100	2,356,582
TOTAL MEXICO		16,865,324
Multi-National - 0.0%
HKT Trust/HKT Ltd. unit	422,000	476,854
Unibail-Rodamco SE & WFD Unibail-Rodamco NV unit (a)	12,898	610,300
TOTAL MULTI-NATIONAL		1,087,154
Netherlands - 3.1%
Adyen BV (a)(c)	3,717	5,306,387
Airbus Group NV	73,816	7,987,170
Akzo Nobel NV	22,019	1,359,353
ASM International NV (Netherlands)	5,559	1,234,980
ASML Holding NV (Netherlands)	48,788	22,885,824
CNH Industrial NV	120,090	1,555,288
Davide Campari Milano NV	65,259	586,492
Euronext NV (c)	11,890	755,544
EXOR NV	13,771	925,425
Ferrari NV (Italy)	15,344	3,025,160
Heineken Holding NV	12,959	884,945
Heineken NV (Bearer)	28,277	2,364,125
IMCD NV	6,857	889,745
ING Groep NV (Certificaten Van Aandelen)	452,151	4,448,982
Koninklijke Ahold Delhaize NV	125,474	3,499,256
Koninklijke DSM NV	21,083	2,480,002
Koninklijke KPN NV	392,046	1,096,594
Koninklijke Philips Electronics NV	107,061	1,358,057
NEPI Rockcastle PLC	57,196	288,023
NN Group NV	37,457	1,586,173
Prosus NV	144,318	6,240,555
QIAGEN NV (Germany) (a)	27,734	1,197,735
Randstad NV	14,782	736,843
RHI Magnesita NV	3,438	73,019
Stellantis NV (Italy)	259,793	3,507,074
Universal Music Group NV	91,583	1,798,274
Wolters Kluwer NV	31,445	3,342,172
Yandex NV Series A (a)(d)	37,320	128,002
TOTAL NETHERLANDS		81,541,199
New Zealand - 0.2%
Auckland International Airport Ltd. (a)	141,415	633,084
Chorus Ltd.	55,328	267,314
Contact Energy Ltd.	92,446	405,798
Fisher & Paykel Healthcare Corp.	69,477	790,913
Fletcher Building Ltd.	97,165	290,368
Infratil Ltd.	85,480	434,361
Mercury Nz Ltd.	77,348	261,726
Meridian Energy Ltd.	144,264	409,310
Ryman Healthcare Ltd.	48,270	235,178
Spark New Zealand Ltd.	230,332	685,645
Summerset Group Holdings Ltd.	28,347	159,536
The a2 Milk Co. Ltd. (a)	90,356	304,691
Xero Ltd. (a)	16,737	835,804
TOTAL NEW ZEALAND		5,713,728
Norway - 0.6%
Adevinta ASA Class B (a)	32,470	222,377
Aker ASA (A Shares)	2,908	204,894
Aker BP ASA	37,189	1,185,481
Borregaard ASA	11,239	151,134
DNB Bank ASA	108,083	1,911,651
Entra ASA (c)	14,988	136,312
Equinor ASA	125,784	4,582,779
Gjensidige Forsikring ASA	23,214	424,036
Kongsberg Gruppen ASA	10,677	382,666
Leroy Seafood Group ASA	31,760	146,028
Mowi ASA	54,906	818,878
NEL ASA (a)(b)	82,744	101,120
Nordic VLSI ASA (a)	20,443	288,864
Norsk Hydro ASA	162,673	1,032,375
Orkla ASA	90,525	610,605
Salmar ASA	6,957	235,689
Scatec Solar AS (c)	13,270	93,946
Schibsted ASA:
(A Shares)	8,552	131,700
(B Shares)	11,809	175,270
Sparebank 1 Sr Bank ASA (primary capital certificate)	25,844	263,010
Sparebanken Midt-Norge	14,197	153,221
Storebrand ASA (A Shares)	56,415	438,463
Telenor ASA	76,564	695,804
TGS ASA	13,843	189,080
Tomra Systems ASA	28,470	460,125
Veidekke ASA	11,809	98,255
Yara International ASA	19,293	861,083
TOTAL NORWAY		15,994,846
Pakistan - 0.0%
Lucky Cement Ltd. (a)	15,550	34,230
TRG Pakistan Ltd. (a)	46,000	22,926
TOTAL PAKISTAN		57,156
Peru - 0.0%
Compania de Minas Buenaventura SAA sponsored ADR	28,982	201,135
Philippines - 0.2%
Aboitiz Equity Ventures, Inc.	273,430	267,925
ACEN Corp.	971,170	105,282
Ayala Corp.	29,690	343,509
Ayala Land, Inc.	687,300	304,098
Bank of the Philippine Islands (BPI)	215,340	357,046
BDO Unibank, Inc.	204,750	451,214
Converge ICT Solutions, Inc. (a)	310,800	66,366
Globe Telecom, Inc.	3,533	142,006
International Container Terminal Services, Inc.	97,010	289,928
JG Summit Holdings, Inc.	357,805	267,037
Jollibee Food Corp.	55,130	220,478
Manila Electric Co.	34,630	180,014
Metro Pacific Investments Corp.	1,251,000	78,913
Metropolitan Bank & Trust Co.	220,914	197,735
Monde Nissin Corp. (c)	879,200	177,695
PLDT, Inc.	10,125	284,665
SM Investments Corp.	56,930	808,944
SM Prime Holdings, Inc.	1,373,600	747,896
Universal Robina Corp.	105,690	222,924
TOTAL PHILIPPINES		5,513,675
Poland - 0.2%
Asseco Poland SA	8,818	126,985
Bank Polska Kasa Opieki SA	21,131	347,189
CD Projekt RED SA	8,680	231,086
Cyfrowy Polsat SA	29,869	111,991
Dino Polska SA (a)(c)	5,741	375,430
KGHM Polska Miedz SA (Bearer)	16,084	322,280
Kruk SA	2,000	116,629
LPP SA (b)	119	206,638
Orange Polska SA	82,276	103,954
PGE Polska Grupa Energetyczna SA (a)	98,991	113,006
Polski Koncern Naftowy Orlen SA	45,917	528,217
Powszechna Kasa Oszczednosci Bank SA	101,600	554,809
Powszechny Zaklad Ubezpieczen SA	67,326	377,943
Santander Bank Polska SA	4,109	218,786
TOTAL POLAND		3,734,943
Portugal - 0.1%
Banco Comercial Portugues SA (Reg.)	883,164	126,030
Energias de Portugal SA	352,826	1,542,910
Galp Energia SGPS SA Class B	53,649	544,704
Jeronimo Martins SGPS SA	33,583	696,293
REN - Redes Energeticas Nacionais SGPS SA	39,599	102,530
TOTAL PORTUGAL		3,012,467
Qatar - 0.3%
Barwa Real Estate Co. (a)	225,356	210,396
Industries Qatar QSC (a)	239,758	1,038,233
Masraf al Rayan	737,597	777,143
Mesaieed Petrochemical Holding Co. (a)	529,234	329,886
Ooredoo QSC	87,381	234,424
Qatar Aluminum Manufacturing Co. (a)	301,418	134,331
Qatar Electricity & Water Co. (a)	63,768	323,940
Qatar Fuel Co. (a)	60,179	315,292
Qatar Gas Transport Co. Ltd. (Nakilat) (a)	337,132	379,554
Qatar International Islamic Bank QSC (a)	89,110	283,106
Qatar Islamic Bank (a)	200,042	1,339,747
Qatar National Bank SAQ (a)	531,923	2,912,486
The Commercial Bank of Qatar (a)	383,916	663,518
TOTAL QATAR		8,942,056
Russia - 0.0%
Alrosa Co. Ltd. (d)	280,800	70,053
Gazprom OAO (d)	1,373,390	215,507
LUKOIL PJSC (d)	41,065	19,060
Magnit OJSC (d)	8,984	277
MMC Norilsk Nickel PJSC (d)	6,814	67,956
Mobile TeleSystems OJSC sponsored ADR (d)	50,085	49,884
Novatek PJSC (d)	110,726	4,638
Polyus PJSC (d)	3,653	12,882
Sberbank of Russia (a)(d)	1,236,820	11,403
Severstal PAO (d)	21,400	716
Surgutneftegas OJSC (d)	1,002,400	18,394
Tatneft PAO (d)	175,192	32,676
TOTAL RUSSIA		503,446
Saudi Arabia - 1.2%
Abdullah Al Othaim Markets Co.	5,262	159,083
ACWA Power Co.	15,876	735,166
Advanced Polypropylene Co.	14,954	176,302
Al Rajhi Bank	235,945	5,349,899
Alinma Bank	118,885	1,186,461
Almarai Co. Ltd.	30,369	455,024
Arabian Internet and Communications Services Co. Ltd.	2,977	196,483
Bank Al-Jazira	46,775	291,041
Bank Albilad	59,592	804,065
Banque Saudi Fransi	70,186	806,918
Bupa Arabia for Cooperative Insurance Co.	2,406	123,580
Dar Al Arkan Real Estate Development Co. (a)	64,624	230,803
Dr Sulaiman Al Habib Medical Services Group Co.	10,019	604,198
Emaar The Economic City (a)	64,031	163,420
Etihad Etisalat Co.	45,010	438,415
Jarir Marketing Co.	6,887	300,586
Mobile Telecommunications Co. Saudi Arabia (a)	53,784	185,790
Mouwasat Medical Services Co.	5,688	331,512
National Industrialization Co. (a)	42,531	151,446
Qassim Cement Co.	5,213	104,605
Riyad Bank	175,884	1,682,753
Sabic Agriculture-Nutrients Co.	27,926	1,181,683
Sahara International Petrochemical Co.	42,652	460,284
Saudi Airlines Catering Co. (a)	4,765	98,279
Saudi Arabian Mining Co.	97,933	2,181,473
Saudi Basic Industries Corp.	107,937	2,539,322
Saudi Cement Co.	8,721	123,705
Saudi Electricity Co.	97,090	697,643
Saudi Ground Services Co. (a)	10,121	70,031
Saudi Industrial Investment Group	43,453	259,963
Saudi Kayan Petrochemical Co. (a)	85,869	300,737
Saudi Research & Marketing Group (a)	3,675	196,975
Saudi Telecom Co.	215,590	2,317,956
The Co. for Cooperative Insurance (a)	7,288	164,281
The Saudi British Bank	43,559	504,269
The Saudi National Bank	264,070	4,174,464
The Savola Group	32,260	251,552
United Electronics Co.	4,856	98,863
Yamama Cement Co. (a)	11,655	91,192
Yanbu Cement Co.	9,090	100,878
Yanbu National Petrochemical Co.	33,570	399,350
TOTAL SAUDI ARABIA		30,690,450
Singapore - 1.0%
CapitaLand Ascendas REIT	397,297	735,319
CapitaLand Investment Ltd.	292,273	621,462
CapitaMall Trust	600,138	797,019
CDL Hospitality Trusts unit	106,356	87,152
City Developments Ltd.	60,700	327,169
ComfortDelgro Corp. Ltd.	264,900	237,654
DBS Group Holdings Ltd.	218,757	5,285,031
Flex Ltd. (a)	54,888	1,074,707
Frasers Centrepoint Trust	145,500	213,789
Frasers Logistics & Industrial Trust	366,900	285,102
Genting Singapore Ltd.	690,500	392,662
Kenon Holdings Ltd.	2,594	99,471
Keppel Corp. Ltd.	168,800	831,122
Keppel DC (REIT)	164,500	204,521
Mapletree Industrial (REIT)	238,985	371,409
Mapletree Logistics Trust (REIT)	380,792	408,875
Mapletree Pan Asia Commercial	276,118	310,135
Oversea-Chinese Banking Corp. Ltd.	485,122	4,156,916
SATS Ltd. (a)	78,400	151,195
Singapore Airlines Ltd.	153,150	569,065
Singapore Exchange Ltd.	96,200	572,198
Singapore Technologies Engineering Ltd.	180,600	421,009
Singapore Telecommunications Ltd.	857,300	1,514,022
Suntec (REIT)	257,700	234,835
United Overseas Bank Ltd.	185,800	3,643,549
UOL Group Ltd.	55,700	243,560
Venture Corp. Ltd.	33,400	375,856
Wilmar International Ltd.	371,900	1,019,336
Yangzijiang Financial Holding Ltd. (a)	314,500	68,872
Yangzijiang Shipbuilding Holdings Ltd.	327,900	277,960
TOTAL SINGAPORE		25,530,972
South Africa - 0.9%
Absa Group Ltd.	101,379	1,102,385
Anglo American Platinum Ltd.	6,698	532,784
AngloGold Ashanti Ltd.	49,389	645,006
Aspen Pharmacare Holdings Ltd.	47,461	390,824
Bid Corp. Ltd.	40,095	645,143
Bidvest Group Ltd./The	39,621	458,315
Capitec Bank Holdings Ltd.	11,583	1,198,465
Clicks Group Ltd.	28,232	478,378
Discovery Ltd. (a)	61,024	399,391
Exxaro Resources Ltd.	28,644	318,926
FirstRand Ltd.	676,136	2,368,662
Foschini Group Ltd./The	38,230	239,157
Gold Fields Ltd.	107,839	863,877
Grindrod Ltd.	20,420	11,517
Growthpoint Properties Ltd.	409,344	288,588
Harmony Gold Mining Co. Ltd.	65,424	181,195
Impala Platinum Holdings Ltd.	102,855	1,053,098
Investec Ltd.	35,236	173,315
Kumba Iron Ore Ltd.	6,088	114,672
Life Healthcare Group Holdings Ltd.	182,235	195,938
Momentum Metropolitan Holdings	161,425	150,978
Mr Price Group Ltd.	31,073	299,147
MTN Group Ltd.	107,150	757,393
MultiChoice Group Ltd.	53,360	348,679
Naspers Ltd. Class N	26,148	2,695,385
Nedbank Group Ltd.	57,274	678,355
Ninety One Ltd.	33,387	78,520
Northam Platinum Holdings Ltd. (a)	32,871	308,475
Old Mutual Ltd.	538,391	305,998
Rand Merchant Insurance Holdings Ltd.	93,048	144,470
Remgro Ltd.	64,549	480,408
Sanlam Ltd.	218,170	634,720
Sappi Ltd. (a)	68,849	212,371
Sasol Ltd.	70,115	1,178,637
Shoprite Holdings Ltd.	59,088	752,402
Sibanye-Stillwater Ltd.	339,807	795,904
Spar Group Ltd./The	23,310	197,647
Standard Bank Group Ltd.	161,638	1,510,455
Tiger Brands Ltd.	19,823	200,758
Vodacom Group Ltd.	88,428	603,248
Woolworths Holdings Ltd.	123,467	424,064
TOTAL SOUTH AFRICA		24,417,650
Spain - 1.5%
Acciona SA	2,997	539,341
ACS Actividades de Construccion y Servicios SA	27,539	706,240
Aena SME SA (a)(c)	8,987	1,056,256
Amadeus IT Holding SA Class A (a)	54,171	2,825,305
Banco Bilbao Vizcaya Argentaria SA	802,048	4,137,600
Banco de Sabadell SA	691,265	543,508
Banco Santander SA (Spain)	2,015,794	5,223,308
Bankinter SA	76,181	460,448
CaixaBank SA	523,649	1,736,444
Cellnex Telecom SA (c)	68,907	2,255,344
EDP Renovaveis SA	25,442	535,799
Enagas SA	29,358	476,595
Endesa SA	37,310	622,577
Ferrovial SA	59,821	1,460,808
Grifols SA (a)	36,305	308,770
Grifols SA ADR (a)	28,908	182,409
Iberdrola SA	703,541	7,154,505
Industria de Diseno Textil SA	134,705	3,053,824
International Consolidated Airlines Group SA CDI (a)(b)	304,314	423,344
Naturgy Energy Group SA	22,058	565,897
Red Electrica Corporacion SA	52,423	847,980
Repsol SA	182,996	2,489,565
Siemens Gamesa Renewable Energy SA (a)	26,656	473,117
Telefonica SA	676,009	2,330,336
TOTAL SPAIN		40,409,320
Sweden - 2.2%
AAK AB	21,135	308,185
AddTech AB (B Shares)	30,247	365,993
AFRY AB (B Shares)	11,041	148,297
Alfa Laval AB	35,711	880,064
Alleima AB (a)	25,694	87,546
ASSA ABLOY AB (B Shares)	119,446	2,411,863
Atlas Copco AB:
(A Shares)	317,108	3,384,574
(B Shares)	175,547	1,697,744
Avanza Bank Holding AB	14,186	283,304
Axfood AB	12,937	320,343
Beijer Ref AB (B Shares)	29,198	452,996
Billerud AB	27,137	350,481
Boliden AB	32,363	942,646
Bravida Holding AB (c)	24,441	229,109
Castellum AB	33,645	384,864
Dometic Group AB (c)	38,483	220,486
Electrolux AB (B Shares) (b)	27,606	340,687
Elekta AB (B Shares)	41,422	210,464
Embracer Group AB (a)(b)	98,146	472,632
Epiroc AB:
(A Shares)	76,807	1,175,797
(B Shares)	45,826	615,720
EQT AB	32,837	647,152
Ericsson (B Shares)	368,313	2,047,579
Essity AB (B Shares)	72,667	1,536,108
Evolution AB (c)	22,964	2,142,144
Fabege AB	32,794	238,146
Fastighets AB Balder (a)	74,340	279,384
Getinge AB (B Shares)	26,690	542,203
H&M Hennes & Mauritz AB (B Shares)	86,197	868,190
Hexagon AB (B Shares)	255,087	2,521,764
HEXPOL AB (B Shares)	30,056	296,716
Holmen AB (B Shares)	10,983	398,488
Husqvarna AB (B Shares)	49,116	291,609
Industrivarden AB:
(A Shares)	20,049	454,322
(C Shares)	22,638	508,685
Indutrade AB	32,173	563,403
Investment AB Latour (B Shares)	16,608	280,906
Investor AB:
(A Shares)	67,932	1,156,072
(B Shares)	218,124	3,563,095
JM AB (B Shares)	6,591	99,332
Kinnevik AB (B Shares) (a)	29,373	363,132
L E Lundbergforetagen AB	7,765	306,769
Lifco AB	25,081	362,431
MIPS AB	2,959	95,782
Nibe Industrier AB (B Shares)	183,649	1,465,373
Nolato AB (B Shares)	23,822	100,542
Nordnet AB	19,444	241,263
Nyfosa AB	18,482	110,395
Orron Energy AB	22,509	46,766
Peab AB	21,745	112,849
Saab AB (B Shares)	9,652	341,105
Sagax AB	22,484	414,606
Samhallsbyggnadsbolaget I Norden AB (B Shares)	129,832	178,500
Sandvik AB	131,164	2,049,667
Sectra AB (B Shares)	16,071	213,092
Securitas AB (B Shares) (b)	60,390	494,116
Sinch AB (a)(b)(c)	77,961	183,549
Skandinaviska Enskilda Banken AB (A Shares)	203,849	2,150,890
Skanska AB (B Shares)	46,883	729,495
SKF AB (B Shares)	45,218	654,559
SSAB AB (B Shares)	75,346	350,348
Storskogen Group AB	182,594	133,722
Svenska Cellulosa AB SCA (B Shares)	71,284	841,241
Svenska Handelsbanken AB (A Shares)	185,007	1,718,906
Sweco AB (B Shares) (b)	25,140	188,985
Swedbank AB (A Shares)	110,156	1,642,211
Swedish Match Co. AB	183,119	1,883,359
Swedish Orphan Biovitrum AB (a)	24,468	450,526
Tele2 AB (B Shares)	65,167	534,264
Telia Co. AB	301,650	799,302
Thule Group AB (c)	12,582	247,966
Trelleborg AB (B Shares)	28,714	632,732
Viaplay Group AB (B Shares) (a)	9,403	171,688
Vitrolife AB	8,364	135,294
Volvo AB:
(A Shares)	21,150	361,273
(B Shares)	193,188	3,161,896
Volvo Car AB	65,853	279,666
Wallenstam AB (B Shares)	52,192	184,259
Wihlborgs Fastigheter AB	31,344	205,531
TOTAL SWEDEN		58,257,143
Switzerland - 6.2%
ABB Ltd. (Reg.)	205,158	5,697,300
Accelleron Industries Ltd. (a)	10,747	182,238
Adecco SA (Reg.)	20,409	638,719
Alcon, Inc. (Switzerland)	60,064	3,655,365
ams-OSRAM AG (a)	32,810	185,978
Baloise Holdings AG	5,445	743,872
Compagnie Financiere Richemont SA Series A	62,646	6,122,616
Credit Suisse Group AG (b)	302,675	1,253,820
Geberit AG (Reg.)	4,304	1,913,987
Givaudan SA	957	2,857,572
Holcim AG	67,827	3,081,540
Julius Baer Group Ltd.	25,694	1,232,769
Kuehne & Nagel International AG	6,807	1,450,655
Lindt & Spruengli AG	13	1,263,195
Lindt & Spruengli AG (participation certificate)	123	1,179,208
Logitech International SA (Reg.)	20,878	1,039,365
Lonza Group AG	8,962	4,613,496
Nestle SA (Reg. S)	329,998	35,923,190
Novartis AG	288,649	23,349,039
Partners Group Holding AG	2,725	2,447,561
Roche Holding AG:
(Bearer)	3,682	1,493,612
(participation certificate)	83,691	27,768,522
Schindler Holding AG (participation certificate)	4,931	803,900
SGS SA (Reg.)	731	1,611,498
Sig Group AG	41,547	798,287
Sika AG	18,454	4,160,931
Sonova Holding AG	6,397	1,512,129
Straumann Holding AG	13,874	1,320,407
Swatch Group AG (Bearer)	3,450	775,248
Swiss Life Holding AG	3,701	1,792,195
Swiss Prime Site AG	9,248	746,231
Swiss Re Ltd.	34,725	2,579,539
Swisscom AG	3,055	1,508,051
Temenos Group AG	7,979	475,704
UBS Group AG	422,951	6,711,631
VAT Group AG (c)	3,248	742,141
Zurich Insurance Group Ltd.	18,003	7,672,410
TOTAL SWITZERLAND		161,303,921
Taiwan - 3.5%
Accton Technology Corp.	61,000	459,571
Acer, Inc.	375,000	256,945
Advantech Co. Ltd.	53,696	487,782
AP Memory Technology Corp.	17,000	79,587
ASE Technology Holding Co. Ltd.	406,000	1,001,496
Asia Cement Corp.	304,000	351,560
ASMedia Technology, Inc.	4,000	72,177
ASPEED Tech, Inc.	3,300	171,886
ASUSTeK Computer, Inc.	84,000	614,621
AUO Corp.	864,000	452,707
Capital Securities Corp.	267,000	82,780
Catcher Technology Co. Ltd.	91,000	478,220
Cathay Financial Holding Co. Ltd.	1,031,716	1,209,117
Chang Hwa Commercial Bank	738,156	379,903
Cheng Loong Corp.	111,000	90,166
Cheng Shin Rubber Industry Co. Ltd.	233,000	233,332
Chicony Electronics Co. Ltd.	80,000	198,673
China Airlines Ltd.	331,000	173,946
China Development Financial Ho	2,043,000	744,257
China Petrochemical Development Corp.	442,277	128,759
China Steel Corp.	1,527,000	1,271,159
Chipbond Technology Corp.	80,000	134,929
Chroma ATE, Inc.	49,000	268,137
Chung Hung Steel Co. Ltd.	97,000	59,245
Chunghwa Telecom Co. Ltd.	460,000	1,584,493
Compal Electronics, Inc.	508,000	332,325
Compeq Manufacturing Co. Ltd.	128,000	173,423
CTBC Financial Holding Co. Ltd.	2,371,000	1,499,609
Delta Electronics, Inc.	231,000	1,844,190
E Ink Holdings, Inc.	107,000	681,729
E.SUN Financial Holdings Co. Ltd.	1,724,196	1,240,198
ECLAT Textile Co. Ltd.	25,000	329,029
Elan Microelectronics Corp.	33,000	83,078
Elite Material Co. Ltd.	37,000	168,057
Elite Semiconductor Memory Technology, Inc.	31,000	59,974
eMemory Technology, Inc.	7,000	233,304
ENNOSTAR, Inc.	85,500	108,949
Eternal Materials Co. Ltd.	111,100	102,992
EVA Airways Corp.	315,619	228,979
Evergreen Marine Corp. (Taiwan)	120,657	514,365
Far Eastern International Bank	424,740	139,587
Far Eastern New Century Corp.	462,000	460,510
Far EasTone Telecommunications Co. Ltd.	189,000	414,284
Faraday Technology Corp.	24,000	105,661
Feng Tay Enterprise Co. Ltd.	65,480	325,837
First Financial Holding Co. Ltd.	1,299,217	996,950
FLEXium Interconnect, Inc.	33,000	93,719
Formosa Chemicals & Fibre Corp.	488,000	1,051,528
Formosa Petrochemical Corp.	203,000	522,385
Formosa Plastics Corp.	523,000	1,347,470
Formosa Taffeta Co. Ltd.	90,000	71,573
Foxconn Technology Co. Ltd.	128,000	179,376
Fubon Financial Holding Co. Ltd.	955,129	1,510,249
Genius Electronic Optical Co. Ltd.	12,000	111,800
Giant Manufacturing Co. Ltd.	37,000	235,738
Gigabyte Technology Co. Ltd.	63,000	180,675
Global Unichip Corp.	9,000	136,030
GlobalWafers Co. Ltd.	25,000	277,873
Great Wall Enterprise Co. Ltd.	88,977	110,897
HannStar Display Corp.	250,000	88,749
Highwealth Construction Corp.	171,342	220,194
HIWIN Technologies Corp.	33,192	170,828
Hon Hai Precision Industry Co. Ltd. (Foxconn)	1,448,800	4,604,142
Hotai Motor Co. Ltd.	42,000	760,464
HTC Corp. (a)	83,000	129,953
Hua Nan Financial Holdings Co. Ltd.	1,212,755	791,483
IBF Financial Holdings Co. Ltd.	324,223	111,579
Innolux Corp.	1,150,435	422,666
International Games Systems Co. Ltd.	14,000	152,570
Inventec Corp.	384,000	290,494
ITEQ Corp.	23,000	39,077
King Yuan Electronics Co. Ltd.	125,000	126,728
Kings Town Bank Co. Ltd.	98,000	93,278
Kinsus Interconnect Technology Corp.	34,000	110,157
Largan Precision Co. Ltd.	12,000	688,287
Lien Hwa Industrial Corp.	130,067	187,717
Lite-On Technology Corp.	274,000	543,685
Lotes Co. Ltd.	10,135	243,838
Macronix International Co. Ltd.	225,340	208,195
Makalot Industrial Co. Ltd.	22,459	139,263
MediaTek, Inc.	192,000	3,512,123
Medigen Vaccine Biologics Corp.	28,173	56,252
Mega Financial Holding Co. Ltd.	1,334,675	1,237,266
Merida Industry Co. Ltd.	26,000	141,874
Micro-Star International Co. Ltd.	85,000	288,569
MiTAC Holdings Corp.	121,000	101,665
momo.com, Inc.	9,440	141,217
Nan Ya Plastics Corp.	677,000	1,433,593
Nan Ya Printed Circuit Board Corp.	24,000	157,376
Nanya Technology Corp.	135,000	228,111
Nien Made Enterprise Co. Ltd.	21,000	162,119
Novatek Microelectronics Corp.	69,000	515,564
Oneness Biotech Co. Ltd. (a)	31,000	219,136
Pegatron Corp.	245,000	448,161
Phison Electronics Corp.	18,000	164,910
Pou Chen Corp.	317,000	267,820
Powerchip Semiconductor Manufacturing Corp.	348,000	332,312
Powertech Technology, Inc.	86,000	198,909
Poya International Co. Ltd.	7,221	91,790
President Chain Store Corp.	67,000	556,706
Primax Electronics Ltd.	46,000	77,156
Qisda Corp.	180,000	137,006
Quanta Computer, Inc.	330,000	699,820
Radiant Opto-Electronics Corp.	60,000	183,047
Realtek Semiconductor Corp.	57,000	450,642
Ruentex Development Co. Ltd.	244,620	300,333
Ruentex Industries Ltd.	89,790	153,668
Shin Kong Financial Holding Co. Ltd.	1,864,432	462,437
Simplo Technology Co. Ltd.	19,000	151,098
SINBON Electronics Co. Ltd.	24,000	186,395
Sino-American Silicon Products, Inc.	64,000	246,047
Sinopac Financial Holdings Co.	1,405,101	701,374
Standard Foods Corp.	38,000	45,535
Synnex Technology International Corp.	154,000	251,144
Ta Chen Stainless Pipe Co. Ltd.	198,959	232,861
Taichung Commercial Bank Co. Ltd.	427,938	166,510
Taishin Financial Holdings Co. Ltd.	1,432,654	588,537
Taiwan Business Bank	731,256	270,928
Taiwan Cement Corp.	744,600	698,337
Taiwan Cooperative Financial Holding Co. Ltd.	1,221,922	947,109
Taiwan Fertilizer Co. Ltd.	95,000	154,043
Taiwan High Speed Rail Corp.	247,000	215,189
Taiwan Mobile Co. Ltd.	204,000	601,488
Taiwan Semiconductor Manufacturing Co. Ltd.	2,272,000	27,287,783
Taiwan Surface Mounting Technology Co. Ltd.	35,000	88,873
Taiwan Union Technology Corp.	25,000	33,988
Tatung Co. Ltd. (a)	242,000	234,842
TECO Electric & Machinery Co. Ltd.	192,000	169,653
The Shanghai Commercial & Savings Bank Ltd.	535,000	769,641
The Shanghai Commercial & Savings Bank Ltd. rights (a)	39,218	11,430
Tong Hsing Electronics Industries Ltd.	18,000	96,546
Tripod Technology Corp.	57,000	157,636
Tung Ho Steel Enterprise Corp.	60,300	92,355
TXC Corp.	36,000	85,162
Uni-President Enterprises Corp.	574,000	1,165,654
Unimicron Technology Corp.	149,000	575,138
Union Bank of Taiwan	320,019	150,316
United Integrated Services Co.	19,000	85,416
United Microelectronics Corp.	1,397,000	1,678,198
United Renewable Energy Co. Ltd. (a)	172,004	111,989
Vanguard International Semiconductor Corp.	99,000	203,807
Voltronic Power Technology Corp.	8,250	335,075
Walsin Lihwa Corp.	296,374	328,498
Walsin Technology Corp.	39,000	95,523
Win Semiconductors Corp.	45,000	170,211
Winbond Electronics Corp.	345,000	208,579
Wistron Corp.	346,000	279,448
Wiwynn Corp.	12,000	269,362
WPG Holding Co. Ltd.	173,040	235,788
XinTec, Inc.	16,000	47,473
Yageo Corp.	43,775	498,091
Yang Ming Marine Transport Corp.	209,000	390,085
YFY, Inc.	159,000	125,952
Yuanta Financial Holding Co. Ltd.	1,502,934	917,957
Yulon Finance Corp.	31,818	134,655
TOTAL TAIWAN		92,192,439
Thailand - 0.6%
Advanced Info Service PCL (For. Reg.)	29,300	147,097
Advanced Information Service PCL NVDR	99,100	497,519
Airports of Thailand PCL:
(For. Reg.) (a)	335,700	652,958
NVDR (a)	175,500	341,359
Asset World Corp. PCL NVDR	943,300	151,245
B. Grimm Power PCL:
(For. Reg.)	11,600	10,290
NVDR	104,400	92,614
Bangkok Bank PCL:
(For. Reg.)	11,400	43,598
NVDR	51,900	198,487
Bangkok Chain Hospital PCL unit	155,500	75,614
Bangkok Commercial Asset Management PCL:
(For. Reg.)	98,700	39,693
NVDR	94,100	37,843
Bangkok Dusit Medical Services PCL:
(For. Reg.)	172,600	133,834
NVDR	305,600	236,961
Bangkok Expressway and Metro PCL:
(For. Reg.)	573,400	141,673
NVDR	249,400	61,621
Bank of Ayudhya PCL NVDR	197,600	164,905
Banpu PCL NVDR	315,500	103,660
BCPG PCL NVDR	187,500	47,066
Berli Jucker PCL:
unit	91,600	82,463
(For. Reg.)	39,000	35,110
BTS Group Holdings PCL:
(For. Reg.)	313,800	68,459
NVDR	424,700	92,654
Bumrungrad Hospital PCL:
NVDR	17,400	103,819
(For. Reg.)	26,700	159,309
Carabao Group PCL:
(For. Reg.)	16,700	39,616
NVDR	38,100	90,380
Central Pattana PCL:
(For. Reg.)	91,900	166,070
NVDR	60,100	108,605
Central Plaza Hotel PCL unit (a)	62,200	82,971
Central Retail Corp. PCL:
(For. Reg.)	176,708	195,078
NVDR	186,200	205,557
Charoen Pokphand Foods PCL:
(For. Reg.)	251,200	166,718
(NVDR)	165,000	109,508
Chularat Hospital PCL unit	606,600	56,443
Com7 PCL NVDR	96,400	76,649
CP ALL PCL:
(For. Reg.)	203,100	320,305
NVDR	321,400	506,873
Delta Electronics PCL:
(For. Reg.)	27,400	417,716
NVDR	28,000	426,863
Electricity Generating PCL NVDR	27,700	124,139
Energy Absolute PCL:
(For. Reg.)	126,300	320,356
NVDR	87,400	221,687
Global Power Synergy Public Co. Ltd.:
(For. Reg.)	44,294	72,184
NVDR	47,200	76,919
Gulf Energy Development PCL:
(For. Reg.)	311,100	412,947
NVDR	359,800	477,590
Gunkul Engineering PCL unit	477,300	64,610
Hana Microelectronics PCL NVDR	70,400	64,303
Home Product Center PCL:
(For. Reg.)	164,700	63,205
NVDR	299,300	114,858
Indorama Ventures PCL NVDR	239,100	263,956
Intouch Holdings PCL:
(For. Reg.)	45,100	85,352
NVDR	82,500	156,131
IRPC PCL:
(For. Reg.)	672,700	55,521
NVDR	474,800	39,187
Jay Mart PCL unit	66,500	79,094
JMT Network Services PCL:
NVDR	81,422	139,110
warrants (a)	3,605	1,061
Kasikornbank PCL:
NVDR	83,100	318,901
(For. Reg.)	58,200	223,346
KCE Electronics PCL NVDR	61,100	67,452
Kiatnakin Bank PCL (For. Reg.)	51,800	99,393
Krung Thai Bank PCL:
(For. Reg.)	210,200	96,688
NVDR	189,700	87,259
Krungthai Card PCL:
(For. Reg.)	62,400	93,489
NVDR	52,700	78,957
Land & House PCL:
NVDR	248,400	60,068
(For. Reg.)	205,900	49,791
Minor International PCL:
unit (a)	104,248	77,408
warrants 2/15/24 (a)	1,584	125
(For. Reg.) (a)	233,456	173,351
Muangthai Leasing PCL:
(For. Reg.)	29,100	27,727
NVDR	52,900	50,404
Ngern Tid Lor PCL NVDR	152,384	104,139
Osotspa PCL:
(For. Reg.)	72,200	50,290
NVDR	94,600	65,893
PTT Exploration and Production PCL:
(For. Reg.)	102,600	489,470
NVDR	69,800	332,993
PTT Global Chemical PCL:
(For. Reg.)	9,000	10,290
NVDR	188,800	215,871
PTT Oil & Retail Business PCL NVDR	351,200	222,471
PTT PCL:
(For. Reg.)	346,200	327,591
NVDR	679,100	642,597
Ratch Group PCL unit	69,100	74,467
SCB X PCL:
(For. Reg.)	1,750	4,876
NVDR unit	109,600	305,365
SCG Packaging PCL NVDR	148,900	203,517
Siam Cement PCL:
(For. Reg.)	7,000	59,614
NVDR	28,100	239,306
Siam Commercial Bank PCL (For. Reg.)	1,750	4,050
Siam Global House PCL NVDR	237,568	125,512
Singer Thailand PCL:
NVDR	48,100	45,831
rights (a)(d)	33,575	1,580
Sri Trang Agro-Industry PCL NVDR	89,000	44,915
Sri Trang Gloves Thailand PCL NVDR	136,100	39,709
Srisawad Corp. PCL:
warrants 8/29/25 (a)	2,460	210
(For. Reg.)	26,600	28,666
NVDR	47,300	50,974
Star Petroleum Refining PCL NVDR	236,700	74,037
Thai Beverage PCL	992,700	403,223
Thai Oil PCL:
(For. Reg.)	77,575	111,127
NVDR	29,077	41,653
Thai Union Frozen Products PCL:
(For. Reg.)	86,400	40,878
NVDR	196,700	93,063
rights (a)(d)	5,577	2,581
rights (a)(d)	2,449	1,133
Thanachart Capital PCL:
(For. Reg.)	28,000	29,439
NVDR	25,100	26,390
Thonburi Healthcare Group PCL NVDR	39,100	69,372
TISCO Financial Group PCL:
(For. Reg.)	8,600	21,701
NVDR	38,300	96,643
TMBThanachart Bank PCL:
(For. Reg.)	1,955,587	69,907
NVDR	3,712,571	132,714
TOA Paint Thailand PCL NVDR	68,700	56,881
Total Access Communication PCL:
(For. Reg.)	21,300	25,194
NVDR	72,800	86,109
True Corp. PCL:
(For. Reg.)	811,400	105,784
NVDR	1,119,600	145,964
TTW PCL NVDR	204,600	46,787
VGI PCL:
unit	303,240	29,013
warrants 5/23/27 (a)	116,340	520
(For. Reg.)	192,660	18,433
warrants (For. Reg.) (a)	44,460	199
WHA Corp. PCL:
(For. Reg.)	369,000	38,214
NVDR	475,500	49,244
TOTAL THAILAND		16,532,172
Turkey - 0.2%
AG Anadolu Grubu Holding A/S	15,168	70,119
Akbank TAS	369,703	290,372
Aksa Akrilik Kimya Sanayii	12,254	45,851
Anadolu Efes Biracilik Ve Malt Sanayii A/S	27,409	70,620
Arcelik A/S	22,898	96,750
Aselsan A/S	72,972	126,310
Bera Holding A/S	39,138	48,233
Bim Birlesik Magazalar A/S JSC	54,151	389,821
Coca-Cola Icecek Sanayi A/S	9,888	91,367
Dogan Sirketler Grubu Holding A/S	131,776	42,193
Emlak Konut Gayrimenkul Yatirim Ortakligi A/S	236,463	56,022
Enerjisa Enerji A/S (c)	38,015	41,866
Enka Insaat ve Sanayi A/S	207,095	208,494
Eregli Demir ve Celik Fabrikalari T.A.S.	168,487	268,830
Ford Otomotiv Sanayi A/S	8,189	159,695
Haci Omer Sabanci Holding A/S	153,178	276,003
Hektas Ticaret A/S (a)	193,025	296,989
Is Gayrimenkul Yatirim Ortakligi A/S (a)	45,633	18,681
Kardemir Karabuk Demir Celik Sanayi ve Ticaret A/S Class D	95,920	61,682
Koc Holding A/S	131,634	393,185
Koza Altin Isletmeleri A/S	5,167	53,934
Koza Anadolu Metal Madencilik Isletmeleri A/S (a)	23,901	40,934
Logo Yazilim Sanayi Ve Ticar	5,820	16,430
Migros Turk Ticaret A/S (a)	11,400	74,105
Otokar Otomotiv ve Savunma Sanayi A.S.	562	15,972
Pegasus Hava Tasimaciligi A/S (a)	4,300	73,968
Petkim Petrokimya Holding A/S (a)	147,466	106,475
Sarkuysan Elektrolitik Bakir Sanayi ve Ticaret A/S	42,682	54,160
Sok Marketler Ticaret A/S (a)	43,806	55,633
TAV Havalimanlari Holding A/S (a)	23,832	100,376
Tekfen Holding A/S	22,549	39,927
Tofas Turk Otomobil Fabrikasi A/S	14,762	78,036
Turk Hava Yollari AO (a)	84,762	461,281
Turk Sise ve Cam Fabrikalari A/S	161,647	288,484
Turk Traktor ve Ziraat Makinalari A/S	1,037	21,214
Turkcell Iletisim Hizmet A/S	145,334	200,189
Turkiye Garanti Bankasi A/S	76,771	96,921
Turkiye Is Bankasi A/S Series C	428,264	214,428
Turkiye Petrol Rafinerileri A/S (a)	15,066	306,755
Turkiye Vakiflar Bankasi TAO (a)	75,722	34,862
Yapi ve Kredi Bankasi A/S	331,164	163,854
TOTAL TURKEY		5,551,021
United Arab Emirates - 0.4%
Abu Dhabi Commercial Bank PJSC	332,498	855,437
Abu Dhabi Islamic Bank	178,265	461,059
Abu Dhabi National Oil Co. for Distribution PJSC	344,356	422,816
Aldar Properties PJSC	433,679	510,058
Dubai Islamic Bank Pakistan Ltd.	359,664	569,885
Emaar Properties PJSC (a)	479,776	791,550
Emirates NBD Bank PJSC	291,714	1,052,302
Emirates Telecommunications Corp.	417,750	2,934,293
First Abu Dhabi Bank PJSC	532,576	2,595,385
TOTAL UNITED ARAB EMIRATES		10,192,785
United Kingdom - 9.2%
3i Group PLC	117,431	1,563,991
Abrdn PLC	268,380	489,367
Admiral Group PLC	33,056	764,617
Anglo American PLC (United Kingdom)	160,762	4,815,500
Antofagasta PLC	40,388	544,456
Ashtead Group PLC	54,001	2,817,740
Associated British Foods PLC	42,349	656,379
AstraZeneca PLC (United Kingdom)	186,000	21,823,788
Auto Trader Group PLC (c)	117,784	705,029
Aveva Group PLC	15,049	538,456
Aviva PLC	337,002	1,616,473
BAE Systems PLC	387,964	3,628,848
Barclays PLC	1,898,703	3,226,379
Barratt Developments PLC	121,715	524,968
Bellway PLC	14,702	312,758
Berkeley Group Holdings PLC	13,699	545,295
BP PLC	2,502,998	13,848,107
British American Tobacco PLC (United Kingdom)	268,298	10,596,020
British Land Co. PLC	109,581	459,817
BT Group PLC	840,049	1,250,452
Bunzl PLC	40,594	1,322,576
Burberry Group PLC	48,729	1,014,266
Centrica PLC	717,106	630,105
Compass Group PLC	214,215	4,511,759
ConvaTec Group PLC (c)	192,102	480,260
Croda International PLC	17,238	1,336,353
Dechra Pharmaceuticals PLC	13,740	412,834
Derwent London PLC	12,833	318,473
Diageo PLC	279,631	11,507,519
Diploma PLC	14,959	426,473
Direct Line Insurance Group PLC	159,121	368,245
DS Smith PLC	165,965	552,334
Endava PLC ADR (a)	4,680	356,803
Games Workshop Group PLC	3,953	290,131
GSK PLC	481,107	7,881,061
Haleon PLC (a)	609,245	1,872,468
Halma PLC	45,057	1,092,849
Hargreaves Lansdown PLC	42,109	368,554
Hikma Pharmaceuticals PLC	20,903	299,405
HomeServe PLC	35,412	481,640
Howden Joinery Group PLC	70,935	418,130
HSBC Holdings PLC (United Kingdom)	2,396,536	12,299,151
IG Group Holdings PLC	52,957	483,116
IMI PLC	33,567	472,714
Imperial Brands PLC	114,962	2,800,371
Informa PLC	182,275	1,161,387
InterContinental Hotel Group PLC	22,233	1,194,596
Intermediate Capital Group PLC	35,720	435,034
International Distributions Services PLC	99,157	230,042
Intertek Group PLC	19,148	802,379
ITV PLC	424,853	326,438
J Sainsbury PLC	206,519	460,350
JD Sports Fashion PLC	299,391	334,552
Johnson Matthey PLC	23,747	526,824
Kingfisher PLC	238,341	598,816
Land Securities Group PLC	90,768	593,745
Legal & General Group PLC	721,500	1,930,202
Lloyds Banking Group PLC	8,523,889	4,093,751
London Stock Exchange Group PLC	41,255	3,576,068
M&G PLC	305,374	613,555
Melrose Industries PLC	489,111	655,707
Mondi PLC	58,291	977,654
National Grid PLC	464,923	5,065,395
NatWest Group PLC	607,649	1,636,208
Next PLC	15,544	878,637
Ocado Group PLC (a)	87,185	472,656
Pearson PLC	91,988	1,016,755
Pennon Group PLC	31,885	306,238
Persimmon PLC	38,717	579,429
Phoenix Group Holdings PLC	99,881	621,284
Prudential PLC	330,350	3,068,843
Quilter PLC (c)	170,751	189,277
Reckitt Benckiser Group PLC	88,356	5,863,659
RELX PLC (London Stock Exchange)	236,854	6,362,016
Rentokil Initial PLC	225,074	1,404,487
Rightmove PLC	105,206	592,436
Rio Tinto PLC	127,439	6,660,173
Rolls-Royce Holdings PLC (a)	1,006,528	902,718
Rotork PLC	98,263	288,707
RS GROUP PLC	56,533	621,415
Sage Group PLC	131,920	1,099,546
Schroders PLC	90,797	407,862
Segro PLC	145,631	1,311,026
Severn Trent PLC	30,546	876,805
Shell PLC (London)	918,131	25,433,705
Smith & Nephew PLC	106,929	1,263,571
Smiths Group PLC	45,604	816,121
Spectris PLC	13,928	482,373
Spirax-Sarco Engineering PLC	8,772	1,081,421
SSE PLC	126,000	2,251,732
St. James's Place PLC	64,517	787,973
Standard Chartered PLC (United Kingdom)	297,932	1,777,359
Tate & Lyle PLC	48,908	393,175
Taylor Wimpey PLC	435,600	468,474
Tesco PLC	900,156	2,223,281
The Weir Group PLC	30,500	532,531
Travis Perkins PLC	25,490	240,520
Tritax Big Box REIT PLC	216,612	348,520
Unilever PLC	315,728	14,351,214
Unite Group PLC	47,517	485,528
United Utilities Group PLC	82,252	886,364
Vodafone Group PLC	3,220,513	3,759,635
Whitbread PLC	24,224	712,963
TOTAL UNITED KINGDOM		239,759,162
United States of America - 0.3%
Atlassian Corp. PLC (a)	17,385	3,524,461
Coca-Cola European Partners PLC	24,416	1,148,773
Farfetch Ltd. Class A (a)(b)	39,583	335,664
Fiverr International Ltd. (a)	3,958	122,500
JFrog Ltd. (a)(b)	7,118	180,797
Kolon TissueGene, Inc. unit (a)	911	9,702
Li Auto, Inc. ADR (a)	68,516	933,188
MagnaChip Semiconductor Corp. (a)	5,221	51,949
NortonLifeLock, Inc.	1	23
Tilray Brands, Inc. Class 2 (a)(b)	33,397	135,926
Yum China Holdings, Inc.	50,404	2,084,205
TOTAL UNITED STATES OF AMERICA		8,527,188
TOTAL COMMON STOCKS (Cost $2,923,442,555)		2,521,929,851

Nonconvertible Preferred Stocks - 1.0%
	Shares	Value ($)
Brazil - 0.5%
Alpargatas SA (PN)	27,500	116,910
Azul SA (a)	31,100	97,114
Banco Bradesco SA (PN)	637,479	2,450,940
Bradespar SA (PN)	27,509	127,866
Braskem SA Class A	21,900	142,919
Centrais Eletricas Brasileiras SA (Electrobras) (PN-B)	29,929	308,937
Companhia Energetica de Minas Gerais (CEMIG) (PN)	172,034	378,671
Gerdau SA	130,000	648,050
Itau Unibanco Holding SA	582,250	3,426,658
Itausa-Investimentos Itau SA (PN)	565,550	1,175,880
Metalurgica Gerdau SA (PN)	89,800	195,576
Petroleo Brasileiro SA - Petrobras (PN) (non-vtg.)	552,000	3,185,581
Raizen SA	144,200	119,760
TOTAL BRAZIL		12,374,862
Chile - 0.1%
Embotelladora Andina SA Class B	47,189	82,524
Sociedad Quimica y Minera de Chile SA (PN-B)	17,151	1,632,390
TOTAL CHILE		1,714,914
Colombia - 0.0%
Bancolombia SA (PN)	49,752	314,806
Grupo Aval Acciones y Valores SA	518,233	56,663
TOTAL COLOMBIA		371,469
Germany - 0.2%
Henkel AG & Co. KGaA	20,740	1,306,591
Porsche Automobil Holding SE (Germany)	18,434	1,029,950
Sartorius AG (non-vtg.)	3,228	1,139,174
Volkswagen AG	22,131	2,832,800
TOTAL GERMANY		6,308,515
Korea (South) - 0.2%
Hyundai Motor Co.	2,643	145,175
Hyundai Motor Co. Series 2	4,633	259,026
LG Chemical Ltd.	1,072	217,056
LG Electronics, Inc.	2,911	80,866
LG H & H Co. Ltd.	338	66,424
Samsung Electronics Co. Ltd.	101,938	3,806,641
TOTAL KOREA (SOUTH)		4,575,188
Russia - 0.0%
AK Transneft OAO (d)	168	73,102
Sberbank of Russia (Russia) (a)(d)	109,390	1,016
Surgutneftegas OJSC (d)	841,000	21,942
TOTAL RUSSIA		96,060
TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $30,886,284)		25,441,008

Government Obligations - 0.1%
	Principal Amount (e)	Value ($)
United States of America - 0.1%
U.S. Treasury Bills, yield at date of purchase 1.23% 1/26/23 (f) (Cost $3,489,845)	3,500,000	3,466,660

Money Market Funds - 2.6%
	Shares	Value ($)
Fidelity Cash Central Fund 3.10% (g)	60,016,937	60,028,940
Fidelity Securities Lending Cash Central Fund 3.10% (g)(h)	8,406,715	8,407,556
TOTAL MONEY MARKET FUNDS (Cost $68,436,306)		68,436,496

TOTAL INVESTMENT IN SECURITIES - 99.9% (Cost $3,026,254,990)	2,619,274,015
NET OTHER ASSETS (LIABILITIES) - 0.1%	1,997,759
NET ASSETS - 100.0%	2,621,271,774

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Equity Index Contracts
ICE E-mini MSCI EAFE Index Contracts (United States)	537	Dec 2022	47,145,915	(1,051,144)	(1,051,144)
ICE E-mini MSCI Emerging Markets Index Contracts (United States)	474	Dec 2022	20,230,320	(1,776,591)	(1,776,591)
TME S&P/TSX 60 Index Contracts (Canada)	36	Dec 2022	6,223,599	29,947	29,947

TOTAL FUTURES CONTRACTS					(2,797,788)
The notional amount of futures purchased as a percentage of Net Assets is 2.8%

Categorizations in the Schedule of Investments are based on country or territory of incorporation.

Legend

(a)	Non-income producing
(b)	Security or a portion of the security is on loan at period end.
(c)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $52,916,891 or 2.0% of net assets.

(d)	Level 3 security
(e)	Amount is stated in United States dollars unless otherwise noted.
(f)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $3,466,660.
(g)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(h)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 3.10%	107,453,421	374,878,522	422,303,003	634,459	-	-	60,028,940	0.1%
Fidelity Securities Lending Cash Central Fund 3.10%	7,584,153	85,226,228	84,402,825	72,225	-	-	8,407,556	0.0%
Total	115,037,574	460,104,750	506,705,828	706,684	-	-	68,436,496

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

The following is a summary of the inputs used, as of October 31, 2022, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Equities:
Communication Services	142,481,153	65,130,898	77,168,093	182,162
Consumer Discretionary	272,221,362	140,742,572	131,477,210	1,580
Consumer Staples	222,054,390	96,379,115	125,671,284	3,991
Energy	162,752,097	90,046,408	72,320,370	385,319
Financials	520,289,530	340,167,274	180,109,837	12,419
Health Care	250,795,469	86,987,498	163,695,915	112,056
Industrials	341,360,405	203,842,773	137,517,632	-
Information Technology	276,892,566	167,074,112	109,818,454	-
Materials	211,612,357	139,225,383	72,235,367	151,607
Real Estate	65,118,823	55,626,722	9,377,714	114,387
Utilities	81,792,707	48,062,620	33,730,087	-

Government Obligations	3,466,660	-	3,466,660	-

Money Market Funds	68,436,496	68,436,496	-	-
Total Investments in Securities:	2,619,274,015	1,501,721,871	1,116,588,623	963,521
Derivative Instruments:

Assets
Futures Contracts	29,947	29,947	-	-
Total Assets	29,947	29,947	-	-

Liabilities
Futures Contracts	(2,827,735)	(2,827,735)	-	-
Total Liabilities	(2,827,735)	(2,827,735)	-	-
Total Derivative Instruments:	(2,797,788)	(2,797,788)	-	-

The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:

Investments in Securities:
Beginning Balance	$450,522
Net Realized Gain (Loss) on Investment Securities	(238,773)
Net Unrealized Gain (Loss) on Investment Securities	(31,004,144)
Cost of Purchases	2,258,060
Proceeds of Sales	(647,140)
Amortization/Accretion	-
Transfers into Level 3	30,151,209
Transfers out of Level 3	(6,213)
Ending Balance	$963,521
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at October 31, 2022	$(31,356,932)

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Cost of purchases and proceeds of sales may include securities received and/or delivered through in-kind transactions. Transfers into Level 3 were attributable to a lack of observable market data resulting from decreases in market activity, decreases in liquidity, security restructurings or corporate actions. Transfers out of Level 3 were attributable to observable market data becoming available for those securities. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges. Realized and unrealized gains (losses) disclosed in the reconciliation are included in Net Gain (Loss) on the Fund's Statement of Operations.

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of October 31, 2022. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset ($)	Liability ($)
Equity Risk
Futures Contracts (a)	29,947	(2,827,735)
Total Equity Risk	29,947	(2,827,735)
Total Value of Derivatives	29,947	(2,827,735)

(a)Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).

Fidelity ZERO® International Index Fund
Financial Statements
Statement of Assets and Liabilities
		October 31, 2022

Assets
Investment in securities, at value (including securities loaned of $7,753,520) - See accompanying schedule:
Unaffiliated issuers (cost $2,957,818,684)	$2,550,837,519
Fidelity Central Funds (cost $68,436,306)	68,436,496

Total Investment in Securities (cost $3,026,254,990)		$2,619,274,015
Segregated cash with brokers for derivative instruments		346,643
Foreign currency held at value (cost $1,482,010)		1,391,860
Receivable for investments sold		628,682
Receivable for fund shares sold		2,061,874
Dividends receivable		5,526,623
Reclaims receivable		4,985,901
Distributions receivable from Fidelity Central Funds		139,429
Other receivables		2,501
Total assets		2,634,357,528
Liabilities
Payable for investments purchased	2,074
Payable for fund shares redeemed	1,399,603
Payable for daily variation margin on futures contracts	498,848
Deferred taxes	2,768,295
Other payables and accrued expenses	9,281
Collateral on securities loaned	8,407,653
Total Liabilities		13,085,754
Net Assets		$2,621,271,774
Net Assets consist of:
Paid in capital		$3,061,598,370
Total accumulated earnings (loss)		(440,326,596)
Net Assets		$2,621,271,774
Net Asset Value , offering price and redemption price per share ($2,621,271,774 ÷ 288,538,110 shares)		$9.08

Statement of Operations
		Year ended October 31, 2022
Investment Income
Dividends		$93,187,488
Non-Cash dividends		7,162,528
Interest		32,876
Income from Fidelity Central Funds (including $72,225 from security lending)		706,684
Income before foreign taxes withheld		101,089,576
Less foreign taxes withheld		(9,086,176)
Total Income		92,003,400
Expenses
Independent trustees' fees and expenses	10,116
Total expenses before reductions	10,116
Expense reductions	(266)
Total expenses after reductions		9,850
Net Investment income (loss)		91,993,550
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers(net of foreign taxes of $221,231)	(41,384,529)
Foreign currency transactions	(2,778,639)
Futures contracts	(31,475,442)
Total net realized gain (loss)		(75,638,610)
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers (net of decrease in deferred foreign taxes of $597,685)	(851,019,653)
Assets and liabilities in foreign currencies	(835,651)
Futures contracts	(3,271,957)
Total change in net unrealized appreciation (depreciation)		(855,127,261)
Net gain (loss)		(930,765,871)
Net increase (decrease) in net assets resulting from operations		$(838,772,321)
Statement of Changes in Net Assets

	Year ended October 31, 2022	Year ended October 31, 2021
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$91,993,550	$65,285,046
Net realized gain (loss)	(75,638,610)	7,681,966
Change in net unrealized appreciation (depreciation)	(855,127,261)	463,909,943
Net increase (decrease) in net assets resulting from operations	(838,772,321)	536,876,955
Distributions to shareholders	(81,189,445)	(32,771,369)
Share transactions
Proceeds from sales of shares	833,661,261	1,320,104,853
Reinvestment of distributions	73,597,486	30,440,745
Cost of shares redeemed	(505,121,413)	(366,571,959)
Net increase (decrease) in net assets resulting from share transactions	402,137,334	983,973,639
Total increase (decrease) in net assets	(517,824,432)	1,488,079,225

Net Assets
Beginning of period	3,139,096,206	1,651,016,981
End of period	$2,621,271,774	$3,139,096,206

Other Information
Shares
Sold	76,476,551	110,254,438
Issued in reinvestment of distributions	6,356,146	2,735,017
Redeemed	(47,407,223)	(30,579,373)
Net increase (decrease)	35,425,474	82,410,082

Financial Highlights
Fidelity ZERO® International Index Fund

Years ended October 31,	2022	2021	2020	2019	2018 A
Selected Per-Share Data
Net asset value, beginning of period	$12.40	$9.67	$10.14	$9.13	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.33	.30	.23	.32	.06
Net realized and unrealized gain (loss)	(3.34)	2.62	(.45)	.75	(.93)
Total from investment operations	(3.01)	2.92	(.22)	1.07	(.87)
Distributions from net investment income	(.31)	(.19)	(.25)	(.06)	-
Total distributions	(.31)	(.19)	(.25)	(.06)	-
Net asset value, end of period	$9.08	$12.40	$9.67	$10.14	$9.13
Total Return D,E	(24.79)%	30.39%	(2.34)%	11.79%	(8.70)%
Ratios to Average Net Assets B,F,G
Expenses before reductions H	-%	-%	-%	-%	-% I
Expenses net of fee waivers, if any H	-%	-%	-%	-%	-% I
Expenses net of all reductions H	-%	-%	-%	-%	-% I
Net investment income (loss)	3.11%	2.50%	2.39%	3.34%	2.42% I
Supplemental Data
Net assets, end of period (000 omitted)	$2,621,272	$3,139,096	$1,651,017	$1,260,503	$393,972
Portfolio turnover rate J	6%	8%	8%	4%	-% K,L

A For the period August 2, 2018 (commencement of operations) through October 31, 2018.

B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

C Calculated based on average shares outstanding during the period.

D Total returns for periods of less than one year are not annualized.

E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

G Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

H Amount represents less than .005%.

I Annualized.

J Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

K Amount not annualized.

L Amount represents less than 1%.

Fidelity ZERO® Large Cap Index Fund
Performance: The Bottom Line
Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.
Average Annual Total Returns

Periods ended October 31, 2022	Past 1 year	Life of Fund A
Fidelity ZERO® Large Cap Index Fund	-16.39%	8.94%

A     From September 13, 2018

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity ZERO® Large Cap Index Fund on September 13, 2018, when the fund started.

The chart shows how the value of your investment would have changed, and also shows how the Fidelity U.S. Large Cap Index℠ and S&P 500 ® Index performed over the same period.

Fidelity ZERO® Large Cap Index Fund
Management's Discussion of Fund Performance
Market Recap:
U.S. equities returned -14.61% for the 12 months ending October 31, 2022, according to the S&P 500 ® index, as a multitude of risk factors challenged the global economy and financial markets. Persistently high inflation prompted the Federal Reserve to aggressively tighten monetary policy, and market interest rates eclipsed their highest level in roughly a decade, stoking recession fears and sending stocks into bear market territory. In late 2021, the Fed shifted to a more "hawkish" (restrictive) policy stance and proceeded to hike its benchmark rate five times, by a total of 3%, between March and September - the fastest-ever pace of monetary tightening - while taking substantive steps to shrink its massive asset portfolio. Against this hostile backdrop for risk assets, the S&P 500 ® posted its worst year-to-date result (-23.87%) in 20 years through September, a seasonally weak month for stocks that stayed true to form, and then some, with volatility spiking due to growing certainty the Fed would persist in its effort to cool inflation, even at the expense of economic growth. Three of the index's worst monthly returns ever were recorded this period, with the S&P 500 ® shedding 8% to 9% in April, June and September. Gains of similar proportion were made in July and October, amid optimism on inflation and policy easing. For the full 12 months, the growth-oriented communication services (-41%) and consumer discretionary (-29%) sectors lagged most. In sharp contrast, energy (+65%) had a strong run, followed by consumer staples (+5%).
Comments from the Geode Capital Management, LLC, passive equity index team :
For the fiscal year ending October 31, 2022, the fund returned -16.39%, roughly in line with the -16.40% result of the benchmark Fidelity U.S. Large Cap Index. By sector, information technology returned -23% and detracted most, followed by communication services, which returned approximately -41%, especially in the media & entertainment industry (-45%). The consumer discretionary sector returned about -29%, hampered by the retailing industry (-29%). Financials (-15%), especially in the banks industry (-23%), also hurt. Industrials (-10%) and real estate (-22%) hampered results. Other notable detractors included the materials (-13%) and health care (-1%) sectors. Conversely, energy gained 64% and contributed most. Consumer staples stocks also helped (+4%), benefiting from the food, beverage & tobacco industry (+13%), while the utilities sector rose roughly 2%. Turning to individual stocks, the biggest individual detractor was Microsoft (-29%), from the software & services industry. In media & entertainment, Alphabet (-36%) and Meta Platforms (-71%) hurt. Amazon.com, within the retailing category, returned -39% and hindered the fund. Another detractor was Tesla (-39%), a stock in the automobiles & components group. Conversely, the biggest individual contributor was Exxon Mobil (+80%), from the energy sector. Also in energy, Chevron (+64%) and ConocoPhillips (+76%) helped. UnitedHealth Group, within the health care equipment & services segment, advanced 22% and lifted the fund. Another contributor was Eli Lilly (+44%), a stock in the pharmaceuticals, biotechnology & life sciences category.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Fidelity ZERO® Large Cap Index Fund
Investment Summary October 31, 2022 (Unaudited)
Top Holdings (% of Fund's net assets)

Apple, Inc.	7.0
Microsoft Corp.	5.2
Amazon.com, Inc.	2.8
Tesla, Inc.	1.8
Alphabet, Inc. Class A	1.7
Berkshire Hathaway, Inc. Class B	1.6
UnitedHealth Group, Inc.	1.6
Alphabet, Inc. Class C	1.5
Exxon Mobil Corp.	1.4
Johnson & Johnson	1.4
26.0

Market Sectors (% of Fund's net assets)

Information Technology	27.1
Health Care	15.4
Financials	11.3
Consumer Discretionary	10.9
Industrials	7.8
Communication Services	7.4
Consumer Staples	6.7
Energy	5.4
Utilities	2.8
Real Estate	2.5
Materials	2.4

Asset Allocation (% of Fund's net assets)

Foreign investments - 3.3%

Fidelity ZERO® Large Cap Index Fund
Schedule of Investments October 31, 2022
Showing Percentage of Net Assets
Common Stocks - 99.7%
	Shares	Value ($)
COMMUNICATION SERVICES - 7.4%
Diversified Telecommunication Services - 0.8%
AT&T, Inc.	1,139,640	20,775,637
Verizon Communications, Inc.	671,682	25,100,756
		45,876,393
Entertainment - 1.4%
Activision Blizzard, Inc.	113,855	8,288,644
Electronic Arts, Inc.	42,249	5,321,684
Netflix, Inc. (a)	71,124	20,759,673
Roku, Inc. Class A (a)	19,271	1,070,311
Take-Two Interactive Software, Inc. (a)	25,092	2,972,900
The Walt Disney Co. (a)	291,590	31,065,999
Warner Bros Discovery, Inc. (a)	353,404	4,594,252
		74,073,463
Interactive Media & Services - 4.0%
Alphabet, Inc.:
Class A (a)	959,888	90,719,015
Class C (a)	856,610	81,086,703
Match Group, Inc. (a)	45,167	1,951,214
Meta Platforms, Inc. Class A (a)	364,767	33,981,694
Pinterest, Inc. Class A (a)	93,040	2,288,784
Snap, Inc. Class A (a)	164,742	1,632,593
Zoominfo Technologies, Inc. (a)	43,146	1,921,291
		213,581,294
Media - 0.9%
Charter Communications, Inc. Class A (a)	17,732	6,518,638
Comcast Corp. Class A	704,345	22,355,910
Fox Corp.:
Class A	48,952	1,413,244
Class B	22,432	610,150
Interpublic Group of Companies, Inc.	62,608	1,865,092
Liberty Broadband Corp.:
Class A (a)	2,905	247,855
Class C (a)	19,589	1,653,899
Liberty Media Corp.:
Liberty Braves Class A (a)(b)	2,207	70,381
Liberty Braves Class C (a)	5,511	171,723
Liberty Formula One Group Series C (a)	32,612	1,882,691
Liberty Media Class A (a)	4,198	218,380
Liberty SiriusXM Series A (a)(b)	11,917	505,757
Liberty SiriusXM Series C (a)	24,434	1,030,870
Omnicom Group, Inc.	32,746	2,382,272
Paramount Global:
Class A (b)	1,389	29,280
Class B (b)	80,654	1,477,581
The Trade Desk, Inc. (a)	71,063	3,783,394
		46,217,117
Wireless Telecommunication Services - 0.3%
T-Mobile U.S., Inc. (a)	96,257	14,588,711
TOTAL COMMUNICATION SERVICES		394,336,978
CONSUMER DISCRETIONARY - 10.9%
Auto Components - 0.1%
Aptiv PLC (a)	43,357	3,948,522
Automobiles - 2.2%
Ford Motor Co.	631,716	8,446,043
General Motors Co.	233,213	9,153,610
Lucid Group, Inc. Class A (a)(b)	93,455	1,335,472
Tesla, Inc. (a)	425,971	96,925,441
		115,860,566
Distributors - 0.1%
Genuine Parts Co.	22,635	4,025,861
Pool Corp.	6,320	1,922,734
		5,948,595
Hotels, Restaurants & Leisure - 2.0%
Airbnb, Inc. Class A (a)	63,852	6,826,417
Booking Holdings, Inc. (a)	6,351	11,873,067
Caesars Entertainment, Inc. (a)	34,297	1,499,808
Carnival Corp. (a)(b)	157,564	1,427,530
Chipotle Mexican Grill, Inc. (a)	4,441	6,654,084
Darden Restaurants, Inc.	19,638	2,810,983
Domino's Pizza, Inc.	5,748	1,909,716
Expedia, Inc. (a)	24,268	2,268,330
Hilton Worldwide Holdings, Inc.	43,879	5,935,074
Las Vegas Sands Corp. (a)	52,452	1,993,701
Marriott International, Inc. Class A	44,123	7,064,534
McDonald's Corp.	117,658	32,080,630
MGM Resorts International	52,082	1,852,557
Royal Caribbean Cruises Ltd. (a)(b)	35,014	1,869,047
Starbucks Corp.	183,523	15,891,257
Yum! Brands, Inc.	45,511	5,381,676
		107,338,411
Household Durables - 0.2%
D.R. Horton, Inc.	50,604	3,890,436
Garmin Ltd.	24,627	2,168,161
Lennar Corp.:
Class A	40,827	3,294,739
Class B	2,323	151,506
NVR, Inc. (a)	494	2,093,449
		11,598,291
Internet & Direct Marketing Retail - 3.1%
Amazon.com, Inc. (a)	1,417,504	145,209,110
Doordash, Inc. (a)	41,707	1,815,506
eBay, Inc.	87,929	3,503,091
Etsy, Inc. (a)	20,252	1,901,865
Uber Technologies, Inc. (a)	316,671	8,413,948
		160,843,520
Leisure Products - 0.0%
Hasbro, Inc.	20,719	1,351,915
Multiline Retail - 0.5%
Dollar General Corp.	36,299	9,258,060
Dollar Tree, Inc. (a)	33,758	5,350,643
Target Corp.	74,160	12,180,780
		26,789,483
Specialty Retail - 2.2%
AutoZone, Inc. (a)	3,116	7,892,454
Best Buy Co., Inc.	32,099	2,195,893
Burlington Stores, Inc. (a)	10,586	1,513,375
CarMax, Inc. (a)	25,405	1,600,769
Lowe's Companies, Inc.	102,217	19,927,204
O'Reilly Automotive, Inc. (a)	10,193	8,533,274
Ross Stores, Inc.	55,964	5,355,195
The Home Depot, Inc.	164,367	48,674,000
TJX Companies, Inc.	187,369	13,509,305
Tractor Supply Co.	17,764	3,903,994
Ulta Beauty, Inc. (a)	8,295	3,478,674
		116,584,137
Textiles, Apparel & Luxury Goods - 0.5%
lululemon athletica, Inc. (a)	18,582	6,114,221
NIKE, Inc. Class B	202,107	18,731,277
VF Corp.	52,709	1,489,029
		26,334,527
TOTAL CONSUMER DISCRETIONARY		576,597,967
CONSUMER STAPLES - 6.7%
Beverages - 1.8%
Brown-Forman Corp. Class B (non-vtg.)	29,252	1,989,136
Constellation Brands, Inc. Class A (sub. vtg.)	25,483	6,296,340
Keurig Dr. Pepper, Inc.	135,875	5,277,385
Monster Beverage Corp. (a)	61,507	5,764,436
PepsiCo, Inc.	220,702	40,075,069
The Coca-Cola Co.	622,438	37,252,914
		96,655,280
Food & Staples Retailing - 1.6%
Costco Wholesale Corp.	70,842	35,527,263
Kroger Co.	104,157	4,925,585
Sysco Corp.	81,466	7,051,697
Walgreens Boots Alliance, Inc.	114,783	4,189,580
Walmart, Inc.	227,959	32,445,404
		84,139,529
Food Products - 1.1%
Archer Daniels Midland Co.	89,640	8,693,287
Conagra Brands, Inc.	76,914	2,822,744
General Mills, Inc.	95,255	7,770,903
Hormel Foods Corp.	46,203	2,146,129
Kellogg Co.	40,852	3,138,251
McCormick & Co., Inc. (non-vtg.)	40,110	3,154,250
Mondelez International, Inc.	219,149	13,473,281
The Hershey Co.	23,489	5,608,469
The J.M. Smucker Co.	17,011	2,562,877
The Kraft Heinz Co.	127,412	4,901,540
Tyson Foods, Inc. Class A	46,333	3,166,861
		57,438,592
Household Products - 1.4%
Church & Dwight Co., Inc.	38,899	2,883,583
Colgate-Palmolive Co.	133,356	9,847,007
Kimberly-Clark Corp.	53,960	6,715,862
Procter & Gamble Co.	382,127	51,461,043
The Clorox Co.	19,725	2,880,639
		73,788,134
Personal Products - 0.1%
Estee Lauder Companies, Inc. Class A	37,084	7,434,971
Tobacco - 0.7%
Altria Group, Inc.	287,991	13,325,344
Philip Morris International, Inc.	247,908	22,770,350
		36,095,694
TOTAL CONSUMER STAPLES		355,552,200
ENERGY - 5.4%
Energy Equipment & Services - 0.4%
Baker Hughes Co. Class A	161,883	4,477,684
Halliburton Co.	145,057	5,282,976
Schlumberger Ltd.	226,184	11,768,354
		21,529,014
Oil, Gas & Consumable Fuels - 5.0%
Cheniere Energy, Inc.	39,949	7,047,403
Chevron Corp.	287,993	52,097,934
ConocoPhillips Co.	203,586	25,670,159
Coterra Energy, Inc.	127,335	3,963,939
Devon Energy Corp.	104,725	8,100,479
Diamondback Energy, Inc.	28,440	4,468,208
EOG Resources, Inc.	93,724	12,795,200
Exxon Mobil Corp.	666,508	73,855,751
Hess Corp.	44,562	6,286,807
Kinder Morgan, Inc.	317,149	5,746,740
Marathon Oil Corp.	108,491	3,303,551
Marathon Petroleum Corp.	79,738	9,059,832
Occidental Petroleum Corp.	119,180	8,652,468
ONEOK, Inc.	71,506	4,241,736
Ovintiv, Inc.	40,594	2,056,086
Phillips 66 Co.	76,930	8,023,030
Pioneer Natural Resources Co.	38,170	9,787,170
Targa Resources Corp.	36,258	2,478,959
The Williams Companies, Inc.	194,880	6,378,422
Valero Energy Corp.	63,009	7,910,780
		261,924,654
TOTAL ENERGY		283,453,668
FINANCIALS - 11.3%
Banks - 3.8%
Bank of America Corp.	1,117,995	40,292,540
Citigroup, Inc.	309,747	14,204,997
Citizens Financial Group, Inc.	79,372	3,246,315
Fifth Third Bancorp	109,823	3,919,583
First Republic Bank	29,250	3,512,925
Huntington Bancshares, Inc.	230,891	3,504,925
JPMorgan Chase & Co.	468,995	59,037,091
KeyCorp	148,894	2,660,736
M&T Bank Corp.	28,093	4,730,018
PNC Financial Services Group, Inc.	65,589	10,614,268
Regions Financial Corp.	149,628	3,284,335
Signature Bank	10,085	1,598,775
SVB Financial Group (a)	9,431	2,178,184
Truist Financial Corp.	212,146	9,502,019
U.S. Bancorp	216,238	9,179,303
Wells Fargo & Co.	606,596	27,897,350
		199,363,364
Capital Markets - 3.1%
Ameriprise Financial, Inc.	17,298	5,347,158
Bank of New York Mellon Corp.	117,628	4,953,315
BlackRock, Inc. Class A	24,112	15,574,182
Blackstone, Inc.	112,221	10,227,822
Charles Schwab Corp.	244,199	19,455,334
CME Group, Inc.	57,483	9,961,804
FactSet Research Systems, Inc.	6,063	2,579,746
Goldman Sachs Group, Inc.	54,589	18,806,456
Intercontinental Exchange, Inc.	89,306	8,534,974
KKR & Co. LP	92,161	4,481,789
MarketAxess Holdings, Inc.	6,040	1,474,002
Moody's Corp.	25,236	6,684,259
Morgan Stanley	214,164	17,597,856
MSCI, Inc.	12,875	6,036,573
NASDAQ, Inc.	54,269	3,377,703
Northern Trust Corp.	33,382	2,815,772
Raymond James Financial, Inc.	31,090	3,672,973
S&P Global, Inc.	54,486	17,503,628
State Street Corp.	58,817	4,352,458
T. Rowe Price Group, Inc.	36,118	3,834,287
		167,272,091
Consumer Finance - 0.5%
Ally Financial, Inc.	49,251	1,357,358
American Express Co.	95,916	14,238,730
Capital One Financial Corp.	61,391	6,508,674
Discover Financial Services	43,702	4,565,111
Synchrony Financial	77,179	2,744,485
		29,414,358
Diversified Financial Services - 1.7%
Apollo Global Management, Inc.	69,446	3,844,531
Berkshire Hathaway, Inc. Class B (a)	288,632	85,172,417
		89,016,948
Insurance - 2.2%
AFLAC, Inc.	91,959	5,987,450
Allstate Corp.	43,232	5,458,040
American International Group, Inc.	121,610	6,931,770
Aon PLC	33,729	9,494,376
Arch Capital Group Ltd. (a)	59,103	3,398,423
Arthur J. Gallagher & Co.	33,631	6,291,687
Chubb Ltd.	66,777	14,349,710
Cincinnati Financial Corp.	25,414	2,625,774
Fidelity National Financial, Inc.	44,114	1,737,209
Hartford Financial Services Group, Inc.	51,729	3,745,697
Markel Corp. (a)	2,165	2,611,207
Marsh & McLennan Companies, Inc.	79,793	12,885,772
MetLife, Inc.	107,106	7,841,230
Principal Financial Group, Inc.	37,115	3,270,945
Progressive Corp.	93,532	12,009,509
Prudential Financial, Inc.	59,485	6,257,227
The Travelers Companies, Inc.	37,942	6,998,781
Willis Towers Watson PLC	17,601	3,840,714
		115,735,521
TOTAL FINANCIALS		600,802,282
HEALTH CARE - 15.4%
Biotechnology - 2.6%
AbbVie, Inc.	282,776	41,398,406
Alnylam Pharmaceuticals, Inc. (a)	19,201	3,979,599
Amgen, Inc.	85,553	23,129,254
Biogen, Inc. (a)	23,212	6,579,209
BioMarin Pharmaceutical, Inc. (a)	29,604	2,564,595
Exact Sciences Corp. (a)(b)	28,337	985,561
Gilead Sciences, Inc.	200,458	15,727,935
Horizon Therapeutics PLC (a)	36,773	2,291,693
Incyte Corp. (a)	29,467	2,190,577
Moderna, Inc. (a)	53,811	8,089,408
Regeneron Pharmaceuticals, Inc. (a)	17,144	12,836,570
Seagen, Inc. (a)	21,863	2,780,099
Vertex Pharmaceuticals, Inc. (a)	41,019	12,797,928
		135,350,834
Health Care Equipment & Supplies - 2.7%
Abbott Laboratories	280,075	27,710,621
Abiomed, Inc. (a)	7,272	1,833,126
Align Technology, Inc. (a)	11,594	2,252,714
Baxter International, Inc.	80,571	4,379,034
Becton, Dickinson & Co.	45,609	10,762,356
Boston Scientific Corp. (a)	228,932	9,869,259
DexCom, Inc. (a)	62,785	7,583,172
Edwards Lifesciences Corp. (a)	99,161	7,182,231
Embecta Corp.	9,183	283,938
Hologic, Inc. (a)	39,998	2,711,864
IDEXX Laboratories, Inc. (a)	13,317	4,789,859
Insulet Corp. (a)	11,117	2,877,191
Intuitive Surgical, Inc. (a)	57,112	14,076,395
Medtronic PLC	212,503	18,560,012
ResMed, Inc.	23,420	5,238,820
STERIS PLC	15,978	2,757,483
Stryker Corp.	53,848	12,344,116
Teleflex, Inc.	7,486	1,606,196
The Cooper Companies, Inc.	7,875	2,152,946
Zimmer Biomet Holdings, Inc.	33,578	3,806,066
		142,777,399
Health Care Providers & Services - 3.6%
AmerisourceBergen Corp.	24,879	3,911,476
Cardinal Health, Inc.	43,619	3,310,682
Centene Corp. (a)	91,412	7,781,904
Cigna Corp.	48,784	15,760,159
CVS Health Corp.	209,959	19,883,117
Elevance Health, Inc.	38,379	20,984,486
HCA Holdings, Inc.	34,426	7,486,622
Humana, Inc.	20,237	11,293,865
Laboratory Corp. of America Holdings	14,478	3,212,089
McKesson Corp.	22,978	8,946,944
Molina Healthcare, Inc. (a)	9,303	3,338,475
Quest Diagnostics, Inc.	18,649	2,678,929
UnitedHealth Group, Inc.	149,589	83,044,333
		191,633,081
Health Care Technology - 0.1%
Teladoc Health, Inc. (a)(b)	26,003	770,729
Veeva Systems, Inc. Class A (a)	22,419	3,765,047
		4,535,776
Life Sciences Tools & Services - 1.8%
Agilent Technologies, Inc.	47,783	6,610,778
Avantor, Inc. (a)	107,572	2,169,727
Bio-Techne Corp.	6,259	1,854,291
Charles River Laboratories International, Inc. (a)	8,116	1,722,621
Danaher Corp.	104,713	26,353,121
Illumina, Inc. (a)	25,128	5,749,789
IQVIA Holdings, Inc. (a)	29,832	6,254,875
Mettler-Toledo International, Inc. (a)	3,600	4,553,748
PerkinElmer, Inc.	20,216	2,700,453
Thermo Fisher Scientific, Inc.	62,661	32,205,874
Waters Corp. (a)	9,576	2,864,852
West Pharmaceutical Services, Inc.	11,862	2,729,446
		95,769,575
Pharmaceuticals - 4.6%
Bristol-Myers Squibb Co.	341,486	26,454,920
Catalent, Inc. (a)	28,645	1,882,836
Elanco Animal Health, Inc. (a)	71,129	938,192
Eli Lilly & Co.	126,127	45,669,325
Johnson & Johnson	420,477	73,150,384
Merck & Co., Inc.	405,132	40,999,358
Pfizer, Inc.	897,596	41,783,094
Viatris, Inc.	193,719	1,962,373
Zoetis, Inc. Class A	74,885	11,291,160
		244,131,642
TOTAL HEALTH CARE		814,198,307
INDUSTRIALS - 7.8%
Aerospace & Defense - 1.7%
General Dynamics Corp.	35,959	8,982,558
HEICO Corp.	6,287	1,022,518
HEICO Corp. Class A	11,138	1,417,867
L3Harris Technologies, Inc.	30,603	7,542,721
Lockheed Martin Corp.	37,738	18,366,330
Northrop Grumman Corp.	23,257	12,768,326
Raytheon Technologies Corp.	236,142	22,390,984
Textron, Inc.	33,773	2,311,424
The Boeing Co. (a)	89,278	12,723,008
TransDigm Group, Inc.	8,243	4,745,990
		92,271,726
Air Freight & Logistics - 0.6%
C.H. Robinson Worldwide, Inc.	19,774	1,932,315
Expeditors International of Washington, Inc.	26,114	2,555,255
FedEx Corp.	38,239	6,128,947
United Parcel Service, Inc. Class B	117,054	19,638,150
		30,254,667
Airlines - 0.2%
Delta Air Lines, Inc. (a)	102,654	3,483,050
Southwest Airlines Co. (a)	95,013	3,453,723
United Airlines Holdings, Inc. (a)	52,285	2,252,438
		9,189,211
Building Products - 0.4%
Carrier Global Corp.	134,602	5,351,776
Johnson Controls International PLC	110,153	6,371,250
Masco Corp.	35,995	1,665,489
Trane Technologies PLC	37,056	5,915,249
		19,303,764
Commercial Services & Supplies - 0.4%
Cintas Corp.	13,753	5,880,095
Copart, Inc. (a)	34,231	3,937,250
Republic Services, Inc.	32,858	4,357,628
Waste Management, Inc.	60,144	9,525,005
		23,699,978
Construction & Engineering - 0.1%
Quanta Services, Inc.	22,843	3,244,620
Electrical Equipment - 0.5%
AMETEK, Inc.	36,707	4,759,430
Eaton Corp. PLC	63,693	9,558,409
Emerson Electric Co.	94,546	8,187,684
Generac Holdings, Inc. (a)	10,213	1,183,789
Plug Power, Inc. (a)(b)	83,132	1,328,449
Rockwell Automation, Inc.	18,465	4,714,115
		29,731,876
Industrial Conglomerates - 0.9%
3M Co.	88,543	11,137,824
General Electric Co.	175,370	13,645,540
Honeywell International, Inc.	107,734	21,979,891
		46,763,255
Machinery - 1.6%
Caterpillar, Inc.	84,423	18,274,203
Cummins, Inc.	22,549	5,513,456
Deere & Co.	44,478	17,605,282
Dover Corp.	22,992	3,004,824
Fortive Corp.	56,940	3,638,466
IDEX Corp.	12,078	2,685,060
Illinois Tool Works, Inc.	45,045	9,618,459
Ingersoll Rand, Inc.	64,512	3,257,856
Otis Worldwide Corp.	67,200	4,747,008
PACCAR, Inc.	55,616	5,385,297
Parker Hannifin Corp.	20,528	5,965,847
Stanley Black & Decker, Inc.	23,596	1,852,050
Westinghouse Air Brake Tech Co.	29,037	2,708,571
Xylem, Inc.	28,861	2,956,232
		87,212,611
Professional Services - 0.4%
CoStar Group, Inc. (a)	63,326	5,238,327
Equifax, Inc.	19,597	3,322,475
Jacobs Solutions, Inc.	20,450	2,356,249
Leidos Holdings, Inc.	21,797	2,214,357
TransUnion Holding Co., Inc.	30,727	1,821,189
Verisk Analytics, Inc.	25,102	4,589,399
		19,541,996
Road & Rail - 0.8%
CSX Corp.	342,460	9,951,888
Norfolk Southern Corp.	37,565	8,567,450
Old Dominion Freight Lines, Inc.	14,670	4,028,382
Union Pacific Corp.	99,876	19,689,555
		42,237,275
Trading Companies & Distributors - 0.2%
Fastenal Co.	91,942	4,443,557
United Rentals, Inc. (a)	11,203	3,536,899
W.W. Grainger, Inc.	7,244	4,233,031
		12,213,487
TOTAL INDUSTRIALS		415,664,466
INFORMATION TECHNOLOGY - 27.1%
Communications Equipment - 0.8%
Arista Networks, Inc. (a)	39,426	4,765,026
Cisco Systems, Inc.	662,268	30,086,835
F5, Inc. (a)	9,506	1,358,502
Motorola Solutions, Inc.	26,689	6,664,510
		42,874,873
Electronic Equipment & Components - 0.6%
Amphenol Corp. Class A	95,090	7,210,675
CDW Corp.	21,646	3,740,645
Corning, Inc.	121,744	3,916,504
Keysight Technologies, Inc. (a)	28,779	5,011,863
TE Connectivity Ltd.	51,148	6,251,820
Teledyne Technologies, Inc. (a)	7,506	2,987,238
Trimble, Inc. (a)	39,525	2,377,824
Zebra Technologies Corp. Class A (a)	8,266	2,341,097
		33,837,666
IT Services - 4.9%
Accenture PLC Class A	101,165	28,720,744
Akamai Technologies, Inc. (a)	25,370	2,240,932
Automatic Data Processing, Inc.	66,453	16,061,690
Block, Inc. Class A (a)	84,714	5,088,770
Broadridge Financial Solutions, Inc.	18,778	2,817,827
Cloudflare, Inc. (a)	45,176	2,544,312
Cognizant Technology Solutions Corp. Class A	82,834	5,156,417
EPAM Systems, Inc. (a)	9,186	3,215,100
Fidelity National Information Services, Inc.	97,247	8,070,529
Fiserv, Inc. (a)	102,297	10,509,994
FleetCor Technologies, Inc. (a)	11,972	2,228,229
Gartner, Inc. (a)	12,658	3,821,703
Global Payments, Inc.	44,332	5,065,374
GoDaddy, Inc. (a)	24,954	2,006,302
IBM Corp.	144,444	19,975,161
Jack Henry & Associates, Inc.	11,651	2,319,248
MasterCard, Inc. Class A	136,454	44,781,474
MongoDB, Inc. Class A (a)	10,872	1,989,902
Okta, Inc. (a)(b)	24,120	1,353,614
Paychex, Inc.	51,242	6,062,441
PayPal Holdings, Inc. (a)	184,978	15,460,461
Snowflake, Inc. (a)	45,284	7,259,025
SS&C Technologies Holdings, Inc.	35,410	1,820,782
Twilio, Inc. Class A (a)	27,663	2,057,297
VeriSign, Inc. (a)	14,947	2,996,276
Visa, Inc. Class A	261,484	54,169,025
		257,792,629
Semiconductors & Semiconductor Equipment - 4.8%
Advanced Micro Devices, Inc. (a)	258,205	15,507,792
Analog Devices, Inc.	83,140	11,857,427
Applied Materials, Inc.	139,149	12,285,465
Broadcom, Inc.	64,583	30,361,760
Enphase Energy, Inc. (a)	21,664	6,650,848
Entegris, Inc.	23,774	1,886,229
Intel Corp.	656,697	18,669,896
KLA Corp.	22,683	7,178,035
Lam Research Corp.	21,909	8,868,325
Marvell Technology, Inc.	135,986	5,395,924
Microchip Technology, Inc.	88,390	5,457,199
Micron Technology, Inc.	176,451	9,545,999
Monolithic Power Systems, Inc.	7,123	2,417,902
NVIDIA Corp.	400,478	54,052,516
NXP Semiconductors NV	42,002	6,135,652
onsemi (a)	69,229	4,252,737
Qorvo, Inc. (a)	16,471	1,417,824
Qualcomm, Inc.	179,605	21,132,324
Skyworks Solutions, Inc.	25,700	2,210,457
SolarEdge Technologies, Inc. (a)	8,880	2,042,666
Teradyne, Inc.	25,018	2,035,214
Texas Instruments, Inc.	146,130	23,472,862
Wolfspeed, Inc. (a)(b)	19,753	1,555,549
		254,390,602
Software - 8.7%
Adobe, Inc. (a)	74,850	23,839,725
ANSYS, Inc. (a)	13,948	3,084,740
Autodesk, Inc. (a)	34,753	7,447,568
Bill.Com Holdings, Inc. (a)	14,979	1,997,599
Cadence Design Systems, Inc. (a)	43,813	6,632,850
Crowdstrike Holdings, Inc. (a)	34,146	5,504,335
Datadog, Inc. Class A (a)	39,580	3,186,586
DocuSign, Inc. (a)	32,001	1,545,648
Fair Isaac Corp. (a)	4,031	1,930,204
Fortinet, Inc. (a)	104,678	5,983,394
HubSpot, Inc. (a)	7,664	2,272,836
Intuit, Inc.	45,118	19,287,945
Microsoft Corp.	1,192,749	276,872,825
NortonLifeLock, Inc.	94,508	2,129,265
Oracle Corp.	242,933	18,965,779
Palantir Technologies, Inc. (a)(b)	278,984	2,452,269
Palo Alto Networks, Inc. (a)	47,810	8,203,718
Paycom Software, Inc. (a)	7,787	2,694,302
Roper Technologies, Inc.	16,956	7,028,940
Salesforce.com, Inc. (a)	159,139	25,874,410
ServiceNow, Inc. (a)	32,309	13,593,689
Splunk, Inc. (a)	23,627	1,963,640
Synopsys, Inc. (a)	24,470	7,158,699
Tyler Technologies, Inc. (a)	6,637	2,145,941
Unity Software, Inc. (a)(b)	28,554	842,343
Workday, Inc. Class A (a)	31,838	4,960,997
Zendesk, Inc. (a)	19,710	1,511,560
Zoom Video Communications, Inc. Class A (a)	35,475	2,960,034
Zscaler, Inc. (a)	13,360	2,058,776
		464,130,617
Technology Hardware, Storage & Peripherals - 7.3%
Apple, Inc.	2,415,991	370,468,052
Dell Technologies, Inc.	42,412	1,628,621
Hewlett Packard Enterprise Co.	208,117	2,969,830
HP, Inc.	145,625	4,022,163
NetApp, Inc.	35,072	2,429,437
Seagate Technology Holdings PLC	31,173	1,548,051
Western Digital Corp. (a)	50,013	1,718,947
		384,785,101
TOTAL INFORMATION TECHNOLOGY		1,437,811,488
MATERIALS - 2.4%
Chemicals - 1.8%
Air Products & Chemicals, Inc.	35,472	8,882,189
Albemarle Corp.	18,735	5,243,364
Celanese Corp. Class A	15,910	1,529,269
CF Industries Holdings, Inc.	31,902	3,389,907
Corteva, Inc.	114,904	7,507,827
Dow, Inc.	114,880	5,369,491
DuPont de Nemours, Inc.	80,145	4,584,294
Eastman Chemical Co.	19,601	1,505,553
Ecolab, Inc.	39,660	6,229,396
FMC Corp.	20,135	2,394,052
International Flavors & Fragrances, Inc.	40,799	3,982,390
Linde PLC	79,699	23,698,498
LyondellBasell Industries NV Class A	40,744	3,114,879
PPG Industries, Inc.	37,545	4,286,888
Sherwin-Williams Co.	37,723	8,488,807
The Mosaic Co.	55,300	2,972,375
		93,179,179
Construction Materials - 0.1%
Martin Marietta Materials, Inc.	9,987	3,355,432
Vulcan Materials Co.	21,276	3,482,881
		6,838,313
Containers & Packaging - 0.2%
Amcor PLC	240,747	2,787,850
Avery Dennison Corp.	13,006	2,205,167
Ball Corp.	50,173	2,478,044
International Paper Co.	57,792	1,942,389
Packaging Corp. of America	14,965	1,798,943
		11,212,393
Metals & Mining - 0.3%
Freeport-McMoRan, Inc.	228,707	7,247,725
Newmont Corp.	126,932	5,371,762
Nucor Corp.	41,864	5,500,092
		18,119,579
TOTAL MATERIALS		129,349,464
REAL ESTATE - 2.5%
Equity Real Estate Investment Trusts (REITs) - 2.4%
Alexandria Real Estate Equities, Inc.	23,769	3,453,636
American Tower Corp.	74,461	15,427,575
AvalonBay Communities, Inc.	22,375	3,918,310
Boston Properties, Inc.	22,806	1,657,996
Crown Castle International Corp.	69,258	9,229,321
Digital Realty Trust, Inc.	45,974	4,608,894
Equinix, Inc.	14,565	8,250,199
Equity Residential (SBI)	54,187	3,414,865
Essex Property Trust, Inc.	10,430	2,317,963
Extra Space Storage, Inc.	21,406	3,798,281
Healthpeak Properties, Inc.	86,300	2,047,899
Host Hotels & Resorts, Inc.	114,102	2,154,246
Invitation Homes, Inc.	92,856	2,942,607
Mid-America Apartment Communities, Inc.	18,487	2,910,778
Prologis (REIT), Inc.	147,644	16,351,573
Public Storage	25,259	7,823,975
Realty Income Corp.	98,740	6,148,540
SBA Communications Corp. Class A	17,257	4,657,664
Simon Property Group, Inc.	52,387	5,709,135
Sun Communities, Inc.	19,757	2,664,231
UDR, Inc.	48,739	1,937,863
Ventas, Inc.	63,807	2,496,768
VICI Properties, Inc.	154,043	4,932,457
Welltower Op	74,123	4,524,468
Weyerhaeuser Co.	118,347	3,660,473
WP Carey, Inc.	33,127	2,527,590
		129,567,307
Real Estate Management & Development - 0.1%
CBRE Group, Inc. (a)	51,405	3,646,671
TOTAL REAL ESTATE		133,213,978
UTILITIES - 2.8%
Electric Utilities - 1.8%
Alliant Energy Corp.	40,090	2,091,495
American Electric Power Co., Inc.	82,127	7,220,606
Constellation Energy Corp.	52,280	4,942,551
Duke Energy Corp.	123,104	11,470,831
Edison International	61,048	3,665,322
Entergy Corp.	32,562	3,488,693
Evergy, Inc.	36,658	2,240,904
Eversource Energy	55,430	4,228,200
Exelon Corp.	158,571	6,119,255
FirstEnergy Corp.	86,904	3,277,150
NextEra Energy, Inc.	314,207	24,351,043
PG&E Corp. (a)	257,645	3,846,640
PPL Corp.	117,879	3,122,615
Southern Co.	169,950	11,128,326
Xcel Energy, Inc.	87,465	5,694,846
		96,888,477
Gas Utilities - 0.0%
Atmos Energy Corp.	22,332	2,379,475
Independent Power and Renewable Electricity Producers - 0.1%
The AES Corp.	106,989	2,798,832
Multi-Utilities - 0.8%
Ameren Corp.	41,361	3,371,749
CenterPoint Energy, Inc.	100,831	2,884,775
CMS Energy Corp.	46,493	2,652,426
Consolidated Edison, Inc.	56,715	4,988,651
Dominion Energy, Inc.	133,048	9,309,369
DTE Energy Co.	31,012	3,476,755
Public Service Enterprise Group, Inc.	79,806	4,474,722
Sempra Energy	50,238	7,582,924
WEC Energy Group, Inc.	50,461	4,608,603
		43,349,974
Water Utilities - 0.1%
American Water Works Co., Inc.	29,085	4,227,214
TOTAL UTILITIES		149,643,972
TOTAL COMMON STOCKS (Cost $4,908,784,383)		5,290,624,770

U.S. Treasury Obligations - 0.0%
	Principal Amount (c)	Value ($)
U.S. Treasury Bills, yield at date of purchase 1.23% 1/26/23 (d) (Cost $797,679)	800,000	792,379

Money Market Funds - 0.6%
	Shares	Value ($)
Fidelity Cash Central Fund 3.10% (e)	13,173,764	13,176,399
Fidelity Securities Lending Cash Central Fund 3.10% (e)(f)	15,565,111	15,566,668
TOTAL MONEY MARKET FUNDS (Cost $28,743,067)		28,743,067

TOTAL INVESTMENT IN SECURITIES - 100.3% (Cost $4,938,325,129)	5,320,160,216
NET OTHER ASSETS (LIABILITIES) - (0.3)%	(13,886,512)
NET ASSETS - 100.0%	5,306,273,704

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Equity Index Contracts
CME E-mini S&P 500 Index Contracts (United States)	84	Dec 2022	16,308,600	923,601	923,601

The notional amount of futures purchased as a percentage of Net Assets is 0.3%

Legend

(a)	Non-income producing
(b)	Security or a portion of the security is on loan at period end.
(c)	Amount is stated in United States dollars unless otherwise noted.
(d)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $792,379.
(e)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(f)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 3.10%	28,909,280	938,903,888	954,636,768	172,022	22	(23)	13,176,399	0.0%
Fidelity Securities Lending Cash Central Fund 3.10%	18,515,269	400,133,467	403,082,068	101,090	-	-	15,566,668	0.0%
Total	47,424,549	1,339,037,355	1,357,718,836	273,112	22	(23)	28,743,067

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

The following is a summary of the inputs used, as of October 31, 2022, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Equities:
Communication Services	394,336,978	394,336,978	-	-
Consumer Discretionary	576,597,967	576,597,967	-	-
Consumer Staples	355,552,200	355,552,200	-	-
Energy	283,453,668	283,453,668	-	-
Financials	600,802,282	600,802,282	-	-
Health Care	814,198,307	814,198,307	-	-
Industrials	415,664,466	415,664,466	-	-
Information Technology	1,437,811,488	1,437,811,488	-	-
Materials	129,349,464	129,349,464	-	-
Real Estate	133,213,978	133,213,978	-	-
Utilities	149,643,972	149,643,972	-	-

U.S. Government and Government Agency Obligations	792,379	-	792,379	-

Money Market Funds	28,743,067	28,743,067	-	-
Total Investments in Securities:	5,320,160,216	5,319,367,837	792,379	-
Derivative Instruments:

Assets
Futures Contracts	923,601	923,601	-	-
Total Assets	923,601	923,601	-	-
Total Derivative Instruments:	923,601	923,601	-	-

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of October 31, 2022. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset ($)	Liability ($)
Equity Risk
Futures Contracts (a)	923,601	0
Total Equity Risk	923,601	0
Total Value of Derivatives	923,601	0

(a)Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).

Fidelity ZERO® Large Cap Index Fund
Financial Statements
Statement of Assets and Liabilities
		October 31, 2022

Assets
Investment in securities, at value (including securities loaned of $15,030,342) - See accompanying schedule:
Unaffiliated issuers (cost $4,909,582,062)	$5,291,417,149
Fidelity Central Funds (cost $28,743,067)	28,743,067

Total Investment in Securities (cost $4,938,325,129)		$5,320,160,216
Segregated cash with brokers for derivative instruments		165,683
Cash		5,817,124
Receivable for fund shares sold		5,110,173
Dividends receivable		3,829,645
Distributions receivable from Fidelity Central Funds		42,767
Total assets		5,335,125,608
Liabilities
Payable for investments purchased	9,920,326
Payable for fund shares redeemed	3,230,327
Payable for daily variation margin on futures contracts	134,351
Collateral on securities loaned	15,566,900
Total Liabilities		28,851,904
Net Assets		$5,306,273,704
Net Assets consist of:
Paid in capital		$4,929,287,009
Total accumulated earnings (loss)		376,986,695
Net Assets		$5,306,273,704
Net Asset Value , offering price and redemption price per share ($5,306,273,704 ÷ 387,361,537 shares)		$13.70

Statement of Operations
		Year ended October 31, 2022
Investment Income
Dividends		$78,698,377
Interest		7,995
Income from Fidelity Central Funds (including $101,090 from security lending)		273,112
Total Income		78,979,484
Expenses
Independent trustees' fees and expenses	17,740
Total expenses before reductions	17,740
Expense reductions	(537)
Total expenses after reductions		17,203
Net Investment income (loss)		78,962,281
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	(48,571,673)
Fidelity Central Funds	22
Futures contracts	(3,593,809)
Total net realized gain (loss)		(52,165,460)
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	(996,058,085)
Fidelity Central Funds	(23)
Futures contracts	377,980
Total change in net unrealized appreciation (depreciation)		(995,680,128)
Net gain (loss)		(1,047,845,588)
Net increase (decrease) in net assets resulting from operations		$(968,883,307)
Statement of Changes in Net Assets

	Year ended October 31, 2022	Year ended October 31, 2021
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$78,962,281	$51,951,369
Net realized gain (loss)	(52,165,460)	29,790,820
Change in net unrealized appreciation (depreciation)	(995,680,128)	1,134,801,130
Net increase (decrease) in net assets resulting from operations	(968,883,307)	1,216,543,319
Distributions to shareholders	(51,573,510)	(33,862,107)
Share transactions
Proceeds from sales of shares	2,092,922,018	2,370,735,175
Reinvestment of distributions	48,118,514	32,582,726
Cost of shares redeemed	(917,366,545)	(858,858,399)
Net increase (decrease) in net assets resulting from share transactions	1,223,673,987	1,544,459,502
Total increase (decrease) in net assets	203,217,170	2,727,140,714

Net Assets
Beginning of period	5,103,056,534	2,375,915,820
End of period	$5,306,273,704	$5,103,056,534

Other Information
Shares
Sold	137,692,315	162,659,624
Issued in reinvestment of distributions	2,992,445	2,468,388
Redeemed	(61,684,064)	(59,268,053)
Net increase (decrease)	79,000,696	105,859,959

Financial Highlights
Fidelity ZERO® Large Cap Index Fund

Years ended October 31,	2022	2021	2020	2019	2018 A
Selected Per-Share Data
Net asset value, beginning of period	$16.55	$11.73	$10.65	$9.35	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.22	.20	.20	.19	.02
Net realized and unrealized gain (loss)	(2.91)	4.78	1.01	1.16	(.67)
Total from investment operations	(2.69)	4.98	1.21	1.35	(.65)
Distributions from net investment income	(.16)	(.16)	(.13)	(.04)	-
Distributions from net realized gain	-	-	-	(.01)	-
Total distributions	(.16)	(.16)	(.13)	(.05)	-
Net asset value, end of period	$13.70	$16.55	$11.73	$10.65	$9.35
Total Return D,E	(16.39)%	42.81%	11.45%	14.50%	(6.50)%
Ratios to Average Net Assets C,F,G
Expenses before reductions H	-%	-%	-%	-%	-% I
Expenses net of fee waivers, if any H	-%	-%	-%	-%	-% I
Expenses net of all reductions H	-%	-%	-%	-%	-% I
Net investment income (loss)	1.48%	1.36%	1.80%	1.91%	1.29% I
Supplemental Data
Net assets, end of period (000 omitted)	$5,306,274	$5,103,057	$2,375,916	$1,162,779	$105,175
Portfolio turnover rate J	3%	5% K	5%	3%	1% L

A For the period September 13, 2018 (commencement of operations) through October 31, 2018.

B Calculated based on average shares outstanding during the period.

C Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

D Total returns for periods of less than one year are not annualized.

E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

H Amount represents less than .005%.

I Annualized.

J Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

K Portfolio turnover rate excludes securities received or delivered in-kind.

L Amount not annualized.

Fidelity ZERO® Total Market Index Fund
Performance: The Bottom Line
Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.
Average Annual Total Returns

Periods ended October 31, 2022	Past 1 year	Life of Fund A
Fidelity ZERO® Total Market Index Fund	-16.46%	8.88%

A     From August 02, 2018

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity ZERO® Total Market Index Fund on August 02, 2018, when the fund started.

The chart shows how the value of your investment would have changed, and also shows how the Fidelity U.S. Total Investable Market Index℠ and S&P 500 ® Index performed over the same period.

Fidelity ZERO® Total Market Index Fund
Management's Discussion of Fund Performance
Market Recap:
U.S. equities returned -14.61% for the 12 months ending October 31, 2022, according to the S&P 500 ® index, as a multitude of risk factors challenged the global economy and financial markets. Persistently high inflation prompted the Federal Reserve to aggressively tighten monetary policy, and market interest rates eclipsed their highest level in roughly a decade, stoking recession fears and sending stocks into bear market territory. In late 2021, the Fed shifted to a more "hawkish" (restrictive) policy stance and proceeded to hike its benchmark rate five times, by a total of 3%, between March and September - the fastest-ever pace of monetary tightening - while taking substantive steps to shrink its massive asset portfolio. Against this hostile backdrop for risk assets, the S&P 500 ® posted its worst year-to-date result (-23.87%) in 20 years through September, a seasonally weak month for stocks that stayed true to form, and then some, with volatility spiking due to growing certainty the Fed would persist in its effort to cool inflation, even at the expense of economic growth. Three of the index's worst monthly returns ever were recorded this period, with the S&P 500® shedding 8% to 9% in April, June and September. Gains of similar proportion were made in July and October, amid optimism on inflation and policy easing. For the full 12 months, the growth-oriented communication services (-41%) and consumer discretionary (-29%) sectors lagged most. In sharp contrast, energy (+65%) had a strong run, followed by consumer staples (+5%).
Comments from the Geode Capital Management, LLC, passive equity index team :
For the fiscal year ending October 31, 2022, the fund returned -16.46%, roughly in line with the -16.50% result of the benchmark Fidelity U.S. Total Investable Market Index. By sector, information technology returned roughly -24% and detracted most, followed by communication services (-41%), especially in the media & entertainment industry (-45%). Consumer discretionary (-29%) and financials (-14%) also hurt, the latter hampered by the diversified financials industry (-17%). Industrials (-10%), especially in the transportation industry (-21%), and real estate (-21%) hampered results. Other notable detractors included the health care (-5%) and materials (-11%) sectors. Conversely, energy gained 63% and contributed most. Consumer staples stocks also helped (+4%), benefiting from the food, beverage & tobacco industry (+12%), and the utilities sector rose 3%. Turning to individual stocks, the biggest individual detractor was Microsoft (-29%), from the software & services group. In media & entertainment, Alphabet (-36%) and Meta Platforms (-71%) hurt. Amazon.com, within the retailing industry, returned -39% and hindered the fund. Another detractor was Tesla (-39%), a stock in the automobiles & components segment. Conversely, the biggest individual contributor was Exxon Mobil (+80%), from the energy sector. In energy, Chevron (+64%) and ConocoPhillips (+76%) helped. UnitedHealth Group, within the health care equipment & services category, advanced 22% and lifted the fund. Another contributor was Eli Lilly (+44%), a stock in the pharmaceuticals, biotechnology & life sciences industry.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Fidelity ZERO® Total Market Index Fund
Investment Summary October 31, 2022 (Unaudited)
Top Holdings (% of Fund's net assets)

Apple, Inc.	6.0
Microsoft Corp.	4.5
Amazon.com, Inc.	2.4
Tesla, Inc.	1.6
Alphabet, Inc. Class A	1.5
Berkshire Hathaway, Inc. Class B	1.4
UnitedHealth Group, Inc.	1.4
Alphabet, Inc. Class C	1.3
Exxon Mobil Corp.	1.2
Johnson & Johnson	1.2
22.5

Market Sectors (% of Fund's net assets)

Information Technology	25.0
Health Care	14.9
Financials	12.1
Consumer Discretionary	11.1
Industrials	9.1
Communication Services	6.8
Consumer Staples	6.3
Energy	5.3
Real Estate	3.3
Utilities	2.9
Materials	2.8

Asset Allocation (% of Fund's net assets)

Foreign investments - 3.3%

Fidelity ZERO® Total Market Index Fund
Schedule of Investments October 31, 2022
Showing Percentage of Net Assets

Common Stocks - 99.6%
	Shares	Value ($)
COMMUNICATION SERVICES - 6.8%
Diversified Telecommunication Services - 0.8%
Anterix, Inc. (a)	5,675	217,636
AST SpaceMobile, Inc. (a)(b)	12,842	92,848
AT&T, Inc.	2,264,514	41,282,090
ATN International, Inc.	3,151	135,871
Bandwidth, Inc. (a)	6,856	81,381
Cogent Communications Group, Inc.	13,117	688,774
Consolidated Communications Holdings, Inc. (a)	21,557	111,450
EchoStar Holding Corp. Class A (a)(b)	11,187	211,099
Frontier Communications Parent, Inc. (a)(b)	71,213	1,667,808
Globalstar, Inc. (a)(b)	221,059	479,698
IDT Corp. Class B (a)	7,292	190,030
Iridium Communications, Inc. (a)	40,536	2,088,820
Liberty Global PLC:
Class A (a)	48,216	812,922
Class C (a)	95,858	1,692,852
Liberty Latin America Ltd.:
Class A (a)	15,780	122,768
Class C (a)	45,576	355,037
Lumen Technologies, Inc. (b)	304,071	2,237,963
Ooma, Inc. (a)	6,474	105,073
Radius Global Infrastructure, Inc. (a)(b)	22,269	208,215
Verizon Communications, Inc.	1,334,809	49,881,812
		102,664,147
Entertainment - 1.3%
Activision Blizzard, Inc.	225,555	16,420,404
AMC Entertainment Holdings, Inc. Class A (a)(b)	165,052	1,099,246
Cinedigm Corp. (a)(b)	49,290	26,084
Cinemark Holdings, Inc. (a)	32,586	345,737
Electronic Arts, Inc.	83,681	10,540,459
Genius Brands International, Inc. (a)(b)	95,101	61,816
Lions Gate Entertainment Corp.:
Class A (a)	27,040	217,942
Class B (a)	30,848	234,136
Live Nation Entertainment, Inc. (a)	45,199	3,598,292
Madison Square Garden Entertainment Corp. (a)(b)	7,709	377,972
Madison Square Garden Sports Corp.	5,785	905,989
Marcus Corp. (b)	7,363	110,740
Netflix, Inc. (a)	141,357	41,259,281
Playstudios, Inc. Class A (a)	24,211	109,192
Playtika Holding Corp. (a)	31,781	300,330
Roku, Inc. Class A (a)	38,294	2,126,849
Sciplay Corp. (A Shares) (a)	7,334	102,603
Skillz, Inc. (a)	80,282	82,690
Take-Two Interactive Software, Inc. (a)	49,715	5,890,233
The Walt Disney Co. (a)	579,926	61,785,316
Warner Bros Discovery, Inc. (a)	700,280	9,103,640
Warner Music Group Corp. Class A	35,879	933,572
World Wrestling Entertainment, Inc. Class A (b)	13,674	1,078,742
		156,711,265
Interactive Media & Services - 3.5%
Alphabet, Inc.:
Class A (a)	1,902,334	179,789,586
Class C (a)	1,705,700	161,461,562
Angi, Inc. (a)(b)	24,318	52,284
Bumble, Inc. (a)	25,399	645,135
CarGurus, Inc. Class A (a)	30,213	439,901
Cars.com, Inc. (a)	22,145	307,373
Eventbrite, Inc. (a)(b)	23,627	155,229
EverQuote, Inc. Class A (a)(b)	6,308	38,416
fuboTV, Inc. (a)(b)	64,568	236,319
IAC, Inc. (a)	25,065	1,220,164
Match Group, Inc. (a)	90,086	3,891,715
MediaAlpha, Inc. Class A (a)(b)	6,452	70,843
Meta Platforms, Inc. Class A (a)	724,755	67,518,176
Nextdoor Holdings, Inc. (a)(b)	32,647	88,473
Pinterest, Inc. Class A (a)	185,015	4,551,369
QuinStreet, Inc. (a)	15,160	172,976
Shutterstock, Inc.	8,105	405,493
Snap, Inc. Class A (a)	328,000	3,250,480
TripAdvisor, Inc. (a)(b)	31,747	749,864
TrueCar, Inc. (a)	27,331	49,196
Vimeo, Inc. (a)	47,609	180,914
Yelp, Inc. (a)	22,459	862,650
Ziff Davis, Inc. (a)	14,710	1,138,407
Zoominfo Technologies, Inc. (a)	85,923	3,826,151
		431,102,676
Media - 0.9%
Advantage Solutions, Inc. Class A (a)	30,783	104,047
Altice U.S.A., Inc. Class A (a)	70,109	463,420
AMC Networks, Inc. Class A (a)	9,034	203,355
Boston Omaha Corp. (a)(b)	5,151	143,558
Cable One, Inc.	1,566	1,345,867
Cardlytics, Inc. (a)	10,525	99,251
Charter Communications, Inc. Class A (a)	35,178	12,932,136
Clear Channel Outdoor Holdings, Inc. (a)	145,146	207,559
Comcast Corp. Class A	1,400,023	44,436,730
DISH Network Corp. Class A (a)	79,623	1,187,179
E.W. Scripps Co. Class A (a)	17,391	246,778
Entravision Communication Corp. Class A	19,868	92,982
Fox Corp.:
Class A	94,833	2,737,829
Class B	47,278	1,285,962
Gannett Co., Inc. (a)(b)	44,880	65,076
Gray Television, Inc.	27,213	385,064
iHeartMedia, Inc. (a)	33,631	278,465
Interpublic Group of Companies, Inc.	125,080	3,726,133
John Wiley & Sons, Inc. Class A	13,975	589,605
Lee Enterprises, Inc. (a)	1,735	32,930
Liberty Broadband Corp.:
Class A (a)	5,456	465,506
Class C (a)	39,463	3,331,861
Liberty Media Corp.:
Liberty Braves Class A (a)(b)	4,378	139,614
Liberty Braves Class C (a)	10,701	333,443
Liberty Formula One Group Series C (a)	61,491	3,549,875
Liberty Media Class A (a)	11,987	623,564
Liberty SiriusXM Series A (a)(b)	23,363	991,526
Liberty SiriusXM Series C (a)	48,936	2,064,610
Magnite, Inc. (a)	38,120	277,895
National CineMedia, Inc.	17,193	7,582
News Corp.:
Class A	112,299	1,894,484
Class B	48,209	825,820
Nexstar Broadcasting Group, Inc. Class A	12,282	2,103,907
Omnicom Group, Inc.	64,896	4,721,184
Paramount Global:
Class A (b)	1,488	31,367
Class B (b)	162,258	2,972,567
PubMatic, Inc. (a)(b)	13,445	233,943
Scholastic Corp.	9,364	357,143
Sinclair Broadcast Group, Inc. Class A	14,082	250,800
Sirius XM Holdings, Inc. (b)	218,871	1,321,981
Stagwell, Inc. (a)(b)	34,282	260,200
TechTarget, Inc. (a)	8,537	551,063
TEGNA, Inc.	72,978	1,523,781
The New York Times Co. Class A	53,077	1,537,110
The Trade Desk, Inc. (a)	140,912	7,502,155
Thryv Holdings, Inc. (a)	10,550	215,853
WideOpenWest, Inc. (a)	16,462	225,694
		108,878,454
Wireless Telecommunication Services - 0.3%
Gogo, Inc. (a)	21,012	298,791
NII Holdings, Inc. (a)(c)	11,652	3,030
Shenandoah Telecommunications Co.	15,783	357,643
T-Mobile U.S., Inc. (a)	191,196	28,977,666
Telephone & Data Systems, Inc.	32,072	545,224
U.S. Cellular Corp. (a)	4,421	137,803
		30,320,157
TOTAL COMMUNICATION SERVICES		829,676,699
CONSUMER DISCRETIONARY - 11.1%
Auto Components - 0.2%
Adient PLC (a)	30,353	1,061,748
American Axle & Manufacturing Holdings, Inc. (a)	34,581	335,090
Aptiv PLC (a)	86,120	7,842,948
Autoliv, Inc.	24,523	1,970,423
BorgWarner, Inc.	75,331	2,827,172
Dana, Inc.	42,087	671,709
Dorman Products, Inc. (a)	8,813	719,317
Fox Factory Holding Corp. (a)	13,452	1,181,758
Garrett Motion, Inc. (a)(b)	17,747	117,840
Gentex Corp.	74,187	1,965,214
Gentherm, Inc. (a)	10,665	623,049
Holley, Inc. (a)(b)	10,784	42,920
LCI Industries	8,121	861,719
Lear Corp.	18,876	2,618,290
Luminar Technologies, Inc. (a)(b)	70,728	572,190
Modine Manufacturing Co. (a)	17,038	305,321
Motorcar Parts of America, Inc. (a)	5,514	104,766
Patrick Industries, Inc.	6,666	304,703
QuantumScape Corp. Class A (a)(b)	88,181	734,548
Standard Motor Products, Inc.	5,903	223,901
Stoneridge, Inc. (a)	7,984	166,626
Tenneco, Inc. (a)	25,614	504,596
The Goodyear Tire & Rubber Co. (a)	90,250	1,146,175
Visteon Corp. (a)	8,910	1,162,488
XL Fleet Corp. (Class A) (a)(b)	27,091	21,402
XPEL, Inc. (a)(b)	6,346	439,080
		28,524,993
Automobiles - 2.0%
Arcimoto, Inc. (a)(b)	11,730	8,656
Canoo, Inc. (a)(b)	43,819	60,032
Faraday Future Intelligent Electric, Inc. (a)(b)	51,752	27,951
Fisker, Inc. (a)(b)	42,933	349,904
Ford Motor Co.	1,258,742	16,829,381
General Motors Co.	462,407	18,149,475
Harley-Davidson, Inc.	42,423	1,824,189
Lordstown Motors Corp. Class A (a)(b)	38,930	70,463
Lucid Group, Inc. Class A (a)(b)	186,658	2,667,343
Rivian Automotive, Inc. (b)	173,074	6,052,398
Tesla, Inc. (a)	846,179	192,539,570
Thor Industries, Inc. (b)	17,436	1,420,511
Winnebago Industries, Inc.	10,542	629,252
Workhorse Group, Inc. (a)(b)	46,078	124,411
		240,753,536
Distributors - 0.1%
Funko, Inc. (a)	10,992	226,985
Genuine Parts Co.	44,799	7,967,950
LKQ Corp.	82,337	4,581,231
Pool Corp.	12,626	3,841,208
		16,617,374
Diversified Consumer Services - 0.1%
2U, Inc. (a)	23,794	147,285
ADT, Inc. (b)	63,224	534,875
Adtalem Global Education, Inc. (a)	14,507	604,942
American Public Education, Inc. (a)	5,877	75,284
Bright Horizons Family Solutions, Inc. (a)	18,497	1,208,224
Carriage Services, Inc.	4,464	108,966
Chegg, Inc. (a)	40,224	867,632
Coursera, Inc. (a)	26,014	335,320
Duolingo, Inc. (a)	7,954	650,955
European Wax Center, Inc. (b)	8,772	126,141
Frontdoor, Inc. (a)	25,760	568,266
Graham Holdings Co.	1,233	769,232
Grand Canyon Education, Inc. (a)	10,353	1,041,822
H&R Block, Inc.	50,196	2,065,565
Laureate Education, Inc. Class A	35,343	446,736
Nerdy, Inc. Class A (a)(b)	20,463	49,725
OneSpaWorld Holdings Ltd. (a)	18,255	165,573
Perdoceo Education Corp. (a)	21,591	246,785
PowerSchool Holdings, Inc. (a)	10,666	213,320
Rover Group, Inc. Class A (a)	34,944	153,404
Service Corp. International	50,000	3,030,500
Strategic Education, Inc.	7,405	510,945
Stride, Inc. (a)	13,172	441,394
The Beachbody Co., Inc. (a)(b)	36,374	36,738
Vivint Smart Home, Inc. Class A (a)	11,942	91,356
WW International, Inc. (a)(b)	15,891	71,827
Xwell, Inc. (a)(b)	28,895	19,649
		14,582,461
Hotels, Restaurants & Leisure - 2.1%
Accel Entertainment, Inc. (a)	17,172	168,629
Airbnb, Inc. Class A (a)	126,606	13,535,447
ARAMARK Holdings Corp.	81,851	2,987,562
Bally's Corp. (a)	8,473	190,981
BJ's Restaurants, Inc. (a)	6,901	226,698
Bloomin' Brands, Inc.	28,463	683,397
Bluegreen Vacations Holding Corp. Class A	4,322	74,814
Booking Holdings, Inc. (a)	12,647	23,643,314
Boyd Gaming Corp.	25,514	1,473,689
Brinker International, Inc. (a)	14,549	485,791
Caesars Entertainment, Inc. (a)	67,400	2,947,402
Carnival Corp. (a)(b)	313,829	2,843,291
Century Casinos, Inc. (a)	8,838	70,262
Chipotle Mexican Grill, Inc. (a)	8,843	13,249,732
Choice Hotels International, Inc.	9,212	1,196,086
Churchill Downs, Inc.	10,541	2,191,579
Chuy's Holdings, Inc. (a)	6,350	186,055
Cracker Barrel Old Country Store, Inc. (b)	7,450	850,939
Darden Restaurants, Inc.	38,792	5,552,687
Dave & Buster's Entertainment, Inc. (a)	13,633	543,275
Denny's Corp. (a)	20,084	227,552
Dine Brands Global, Inc.	5,192	374,291
Domino's Pizza, Inc.	11,373	3,778,566
Draftkings Holdings, Inc. (a)(b)	142,903	2,257,867
Drive Shack, Inc. (a)(b)	26,104	16,558
Dutch Bros, Inc. (a)	8,421	310,819
El Pollo Loco Holdings, Inc.	6,707	67,338
Everi Holdings, Inc. (a)	29,457	559,094
Expedia, Inc. (a)	48,253	4,510,208
First Watch Restaurant Group, Inc.	3,215	54,816
Full House Resorts, Inc. (a)	10,848	76,044
GAN Ltd. (a)	11,539	23,193
Golden Entertainment, Inc. (a)	7,270	306,939
Hilton Grand Vacations, Inc. (a)	26,081	1,023,418
Hilton Worldwide Holdings, Inc.	86,873	11,750,442
Hyatt Hotels Corp. Class A (a)	15,825	1,490,873
Inspired Entertainment, Inc. (a)	8,914	91,279
Jack in the Box, Inc.	6,542	577,201
Krispy Kreme, Inc.	21,419	307,363
Kura Sushi U.S.A., Inc. Class A (a)	1,424	112,539
Las Vegas Sands Corp. (a)	104,267	3,963,189
Life Time Group Holdings, Inc. (b)	19,354	203,023
Light & Wonder, Inc. Class A (a)	30,501	1,712,326
Lindblad Expeditions Holdings (a)	11,546	96,871
Marriott International, Inc. Class A	87,386	13,991,372
Marriott Vacations Worldwide Corp.	12,482	1,844,340
McDonald's Corp.	233,608	63,695,557
Membership Collective Group, Inc. Class A (a)(b)	9,519	43,597
MGM Resorts International	103,619	3,685,728
Monarch Casino & Resort, Inc. (a)	3,981	316,131
Noodles & Co. (a)	11,029	64,189
Norwegian Cruise Line Holdings Ltd. (a)(b)	133,017	2,246,657
Papa John's International, Inc.	10,194	740,390
Penn Entertainment, Inc. (a)	50,735	1,679,329
Planet Fitness, Inc. (a)	26,908	1,761,936
Playa Hotels & Resorts NV (a)	41,451	255,753
PlayAGS, Inc. (a)	8,714	58,558
Portillo's, Inc.	9,576	205,309
RCI Hospitality Holdings, Inc.	2,850	240,626
Red Robin Gourmet Burgers, Inc. (a)	5,267	43,295
Red Rock Resorts, Inc. (b)	16,095	670,357
Royal Caribbean Cruises Ltd. (a)(b)	69,692	3,720,159
Rush Street Interactive, Inc. (a)(b)	17,386	72,152
Ruth's Hospitality Group, Inc.	9,020	187,436
SeaWorld Entertainment, Inc. (a)	13,522	786,440
Shake Shack, Inc. Class A (a)	12,103	672,564
Six Flags Entertainment Corp. (a)	23,719	528,934
Starbucks Corp.	364,977	31,603,358
Texas Roadhouse, Inc. Class A	21,454	2,122,873
The Cheesecake Factory, Inc. (b)	15,739	563,614
The ONE Group Hospitality, Inc. (a)(b)	8,237	61,613
Travel+Leisure Co.	26,842	1,019,459
Vail Resorts, Inc.	12,705	2,784,047
Wendy's Co.	54,107	1,124,343
Wingstop, Inc.	9,361	1,482,689
Wyndham Hotels & Resorts, Inc.	28,666	2,176,609
Wynn Resorts Ltd. (a)	33,100	2,115,090
Xponential Fitness, Inc. (a)(b)	6,046	116,990
Yum! Brands, Inc.	90,302	10,678,212
		260,353,145
Household Durables - 0.4%
Aterian, Inc. (a)(b)	15,049	16,554
Bassett Furniture Industries, Inc.	3,224	58,612
Beazer Homes U.S.A., Inc. (a)	8,517	96,327
Cavco Industries, Inc. (a)	2,628	595,689
Century Communities, Inc.	8,872	394,893
Cricut, Inc. (a)(b)	13,373	118,886
D.R. Horton, Inc.	100,231	7,705,759
Dream Finders Homes, Inc. (a)(b)	5,454	60,539
Ethan Allen Interiors, Inc.	6,422	164,339
Garmin Ltd.	48,900	4,305,156
GoPro, Inc. Class A (a)	39,914	217,531
Green Brick Partners, Inc. (a)	9,015	208,517
Helen of Troy Ltd. (a)	7,390	699,242
Hooker Furnishings Corp.	3,635	54,889
Hovnanian Enterprises, Inc. Class A (a)	1,441	58,116
Installed Building Products, Inc.	7,185	617,910
iRobot Corp. (a)(b)	8,650	488,725
KB Home	27,839	802,320
La-Z-Boy, Inc.	14,765	365,729
Leggett & Platt, Inc. (b)	42,600	1,437,750
Lennar Corp.:
Class A	81,332	6,563,492
Class B	3,937	256,771
LGI Homes, Inc. (a)	6,742	620,601
Lovesac (a)	4,120	100,281
M.D.C. Holdings, Inc.	18,511	563,845
M/I Homes, Inc. (a)	8,676	359,967
Meritage Homes Corp. (a)	11,757	895,413
Mohawk Industries, Inc. (a)	16,773	1,589,242
Newell Brands, Inc.	119,646	1,652,311
NVR, Inc. (a)	976	4,136,044
PulteGroup, Inc.	73,414	2,935,826
Purple Innovation, Inc. (a)(b)	14,470	50,934
Skyline Champion Corp. (a)	16,836	980,024
Snap One Holdings Corp. (a)	4,187	49,909
Sonos, Inc. (a)	40,283	649,362
Taylor Morrison Home Corp. (a)	37,153	978,610
Tempur Sealy International, Inc.	55,103	1,481,720
Toll Brothers, Inc.	33,874	1,459,292
TopBuild Corp. (a)	10,296	1,751,761
Traeger, Inc. (a)	20,534	85,216
TRI Pointe Homes, Inc. (a)	32,585	545,799
Tupperware Brands Corp. (a)	14,787	114,304
Universal Electronics, Inc. (a)	4,159	84,885
Vizio Holding Corp. (a)	18,362	205,654
VOXX International Corp. (a)(b)	4,376	40,478
Weber, Inc. (b)	5,605	37,329
Whirlpool Corp.	17,288	2,389,893
ZAGG, Inc. rights (a)(c)	5,004	450
		49,046,896
Internet & Direct Marketing Retail - 2.7%
1-800-FLOWERS.com, Inc. Class A (a)(b)	7,453	54,332
Amazon.com, Inc. (a)	2,815,654	288,435,596
BARK, Inc. (a)	26,102	47,767
CarParts.com, Inc. (a)(b)	14,327	67,050
Chewy, Inc. (a)(b)	28,747	1,113,371
ContextLogic, Inc. (a)(b)	175,195	137,178
Doordash, Inc. (a)	83,160	3,619,955
Duluth Holdings, Inc. (a)(b)	4,330	37,671
eBay, Inc.	174,374	6,947,060
Etsy, Inc. (a)	40,050	3,761,096
Groupon, Inc. (a)(b)	6,540	48,200
Lands' End, Inc. (a)(b)	4,138	43,366
Liquidity Services, Inc. (a)	8,300	142,594
Lyft, Inc. (a)	95,769	1,402,058
Overstock.com, Inc. (a)(b)	14,993	348,587
PetMed Express, Inc.	6,573	140,136
Polished.Com, Inc. (a)(b)	30,081	19,258
Porch Group, Inc. Class A (a)(b)	24,453	33,256
Poshmark, Inc. (a)	14,092	251,683
Quotient Technology, Inc. (a)	25,101	61,748
Qurate Retail, Inc. Series A	107,271	251,014
Rent the Runway, Inc. Class A (b)	6,202	12,094
Revolve Group, Inc. (a)(b)	12,443	298,632
RumbleON, Inc. Class B (a)	4,830	79,067
Stitch Fix, Inc. (a)(b)	25,015	100,060
The RealReal, Inc. (a)(b)	23,604	39,891
thredUP, Inc. (a)	16,751	20,604
Uber Technologies, Inc. (a)	629,649	16,729,774
Vivid Seats, Inc. Class A (b)	7,498	61,484
Wayfair LLC Class A (a)(b)	24,562	931,391
Xometry, Inc. (a)(b)	9,451	567,627
		325,803,600
Leisure Products - 0.1%
Acushnet Holdings Corp.	10,772	501,652
American Outdoor Brands, Inc. (a)(b)	4,211	37,562
AMMO, Inc. (a)(b)	26,348	85,631
Brunswick Corp.	23,939	1,691,769
Clarus Corp.	8,300	100,513
Hasbro, Inc.	41,188	2,687,517
JAKKS Pacific, Inc. (a)	2,987	54,184
Johnson Outdoors, Inc. Class A	2,253	118,553
Latham Group, Inc. (a)	10,095	44,620
Malibu Boats, Inc. Class A (a)	6,215	328,774
MasterCraft Boat Holdings, Inc. (a)	5,242	114,066
Mattel, Inc. (a)	110,623	2,097,412
Peloton Interactive, Inc. Class A (a)(b)	94,770	796,068
Polaris, Inc.	17,685	1,796,796
Smith & Wesson Brands, Inc.	14,706	166,031
Solo Brands, Inc. Class A (b)	5,239	21,637
Sturm, Ruger & Co., Inc.	5,320	298,612
Topgolf Callaway Brands Corp. (a)(b)	44,548	833,939
Vista Outdoor, Inc. (a)	18,523	537,908
YETI Holdings, Inc. (a)	27,746	890,092
		13,203,336
Multiline Retail - 0.5%
Big Lots, Inc. (b)	8,969	169,245
Dillard's, Inc. Class A (b)	1,210	397,836
Dollar General Corp.	72,026	18,370,231
Dollar Tree, Inc. (a)	67,080	10,632,180
Franchise Group, Inc.	8,239	250,054
Kohl's Corp.	40,731	1,219,893
Macy's, Inc.	86,007	1,793,246
Nordstrom, Inc. (b)	35,714	726,423
Ollie's Bargain Outlet Holdings, Inc. (a)	18,451	1,033,256
Target Corp.	147,363	24,204,373
		58,796,737
Specialty Retail - 2.3%
Abercrombie & Fitch Co. Class A (a)	16,815	295,608
Academy Sports & Outdoors, Inc.	27,050	1,191,012
Advance Auto Parts, Inc.	19,220	3,650,262
America's Car Mart, Inc. (a)	1,873	128,038
American Eagle Outfitters, Inc.	50,828	577,406
Arko Corp.	20,402	209,121
Asbury Automotive Group, Inc. (a)	7,030	1,108,983
AutoNation, Inc. (a)	12,268	1,304,211
AutoZone, Inc. (a)	6,196	15,693,724
Barnes & Noble Education, Inc. (a)	10,249	28,595
Bath & Body Works, Inc.	72,609	2,423,688
Bed Bath & Beyond, Inc. (a)(b)	22,865	104,493
Best Buy Co., Inc.	63,790	4,363,874
Big 5 Sporting Goods Corp. (b)	6,167	79,493
Boot Barn Holdings, Inc. (a)	9,141	519,209
Build-A-Bear Workshop, Inc. (b)	4,847	85,259
Burlington Stores, Inc. (a)	21,249	3,037,757
Caleres, Inc.	11,884	324,790
Camping World Holdings, Inc.	12,294	342,142
CarMax, Inc. (a)(b)	50,524	3,183,517
Carvana Co. Class A (a)(b)	30,741	415,926
Chico's FAS, Inc. (a)	41,102	241,680
Citi Trends, Inc. (a)(b)	2,626	59,374
Conn's, Inc. (a)(b)	7,020	57,634
Designer Brands, Inc. Class A (b)	18,042	274,780
Destination XL Group, Inc. (a)	15,979	106,740
Dick's Sporting Goods, Inc.	18,220	2,072,707
EVgo, Inc. Class A (a)(b)	20,638	152,928
Express, Inc. (a)(b)	19,527	23,823
Five Below, Inc. (a)	17,529	2,565,369
Floor & Decor Holdings, Inc. Class A (a)	33,503	2,458,115
Foot Locker, Inc.	25,644	812,915
GameStop Corp. Class A (b)	80,411	2,276,435
Gap, Inc. (b)	65,615	739,481
Genesco, Inc. (a)	3,965	186,514
Group 1 Automotive, Inc.	5,037	871,401
GrowGeneration Corp. (a)(b)	17,380	62,047
Guess?, Inc.	11,225	190,601
Haverty Furniture Companies, Inc.	4,330	115,091
Hibbett, Inc.	3,672	229,206
JOANN, Inc. (b)	3,745	19,811
Lazydays Holdings, Inc. (a)(b)	2,780	34,555
Leslie's, Inc. (a)(b)	47,603	668,346
Lithia Motors, Inc. Class A (sub. vtg.)	8,756	1,735,001
LL Flooring Holdings, Inc. (a)	8,215	68,349
Lowe's Companies, Inc.	203,227	39,619,104
MarineMax, Inc. (a)	6,456	208,593
Monro, Inc. (b)	10,870	519,043
Murphy U.S.A., Inc.	6,728	2,116,023
National Vision Holdings, Inc. (a)(b)	25,889	958,929
O'Reilly Automotive, Inc. (a)	20,254	16,956,041
OneWater Marine, Inc. Class A (a)	3,554	117,282
Party City Holdco, Inc. (a)(b)	35,563	60,101
Penske Automotive Group, Inc.	8,310	927,562
Petco Health & Wellness Co., Inc. (a)(b)	24,949	262,713
Rent-A-Center, Inc.	16,464	343,274
RH (a)	6,399	1,624,898
Ross Stores, Inc.	110,948	10,616,614
Sally Beauty Holdings, Inc. (a)	34,556	439,207
Shoe Carnival, Inc.	5,117	122,706
Signet Jewelers Ltd.	15,089	984,406
Sleep Number Corp. (a)(b)	6,787	188,271
Sonic Automotive, Inc. Class A (sub. vtg.) (b)	6,162	288,074
Sportsman's Warehouse Holdings, Inc. (a)	12,954	116,327
The Aaron's Co., Inc.	8,933	93,082
The Buckle, Inc.	8,941	351,650
The Cato Corp. Class A (sub. vtg.)	5,869	69,900
The Children's Place, Inc. (a)	4,166	168,640
The Container Store Group, Inc. (a)	10,974	59,589
The Home Depot, Inc.	326,500	96,686,445
The ODP Corp. (a)	13,642	539,814
Tilly's, Inc.	6,975	61,799
TJX Companies, Inc.	372,391	26,849,391
Tractor Supply Co.	35,146	7,724,036
TravelCenters of America LLC (a)	4,081	259,470
Ulta Beauty, Inc. (a)	16,403	6,878,926
Urban Outfitters, Inc. (a)	19,491	465,055
Victoria's Secret & Co. (a)	26,596	1,000,010
Volta, Inc. (a)(b)	40,965	45,471
Vroom, Inc. (a)(b)	38,425	39,962
Williams-Sonoma, Inc. (b)	21,903	2,712,248
Winmark Corp.	976	245,601
Zumiez, Inc. (a)(b)	5,577	125,092
		275,935,360
Textiles, Apparel & Luxury Goods - 0.6%
Allbirds, Inc. Class A (b)	30,067	103,430
Capri Holdings Ltd. (a)	44,123	2,015,539
Carter's, Inc. (b)	12,500	848,375
Columbia Sportswear Co.	11,067	824,492
Crocs, Inc. (a)	19,820	1,402,265
Deckers Outdoor Corp. (a)	8,428	2,949,210
Fossil Group, Inc. (a)	13,488	57,324
G-III Apparel Group Ltd. (a)	13,833	269,744
Hanesbrands, Inc.	107,262	731,527
Kontoor Brands, Inc.	16,057	573,235
Levi Strauss & Co. Class A	31,729	474,666
lululemon athletica, Inc. (a)	36,802	12,109,330
Movado Group, Inc.	4,961	164,060
NIKE, Inc. Class B	401,803	37,239,102
Oxford Industries, Inc.	4,683	476,402
PLBY Group, Inc. (a)(b)	7,365	26,661
PVH Corp.	21,627	1,109,898
Ralph Lauren Corp.	13,790	1,278,195
Rocky Brands, Inc.	2,086	41,063
Samsonite International SA (a)(d)	447,900	963,171
Skechers U.S.A., Inc. Class A (sub. vtg.) (a)	42,999	1,480,456
Steven Madden Ltd.	23,786	710,488
Tapestry, Inc.	79,467	2,517,515
Under Armour, Inc.:
Class A (sub. vtg.) (a)	62,505	465,662
Class C (non-vtg.) (a)	62,805	412,001
Unifi, Inc. (a)(b)	3,888	35,459
Vera Bradley, Inc. (a)	8,190	26,618
VF Corp.	105,178	2,971,279
Wolverine World Wide, Inc.	24,531	420,216
		72,697,383
TOTAL CONSUMER DISCRETIONARY		1,356,314,821
CONSUMER STAPLES - 6.3%
Beverages - 1.6%
Boston Beer Co., Inc. Class A (a)(b)	3,014	1,125,096
Brown-Forman Corp. Class B (non-vtg.)	57,982	3,942,776
Celsius Holdings, Inc. (a)(b)	12,799	1,165,733
Coca-Cola Bottling Co. Consolidated	1,473	717,366
Constellation Brands, Inc. Class A (sub. vtg.)	50,483	12,473,340
Duckhorn Portfolio, Inc. (a)	14,458	211,376
Keurig Dr. Pepper, Inc.	270,768	10,516,629
MGP Ingredients, Inc. (b)	4,975	557,449
Molson Coors Beverage Co. Class B	59,617	3,006,485
Monster Beverage Corp. (a)	121,942	11,428,404
National Beverage Corp. (b)	7,225	342,610
PepsiCo, Inc.	438,222	79,572,351
The Coca-Cola Co.	1,235,843	73,965,204
The Vita Coco Co., Inc.	8,443	86,625
Vintage Wine Estates, Inc. (a)(b)	9,170	25,401
		199,136,845
Food & Staples Retailing - 1.5%
Albertsons Companies, Inc.	50,673	1,039,303
Andersons, Inc.	9,933	350,337
BJ's Wholesale Club Holdings, Inc. (a)	42,767	3,310,166
Blue Apron Holdings, Inc.:
warrants 11/4/28 (a)	2,361	92
warrants 11/4/28 (a)	2,361	36
warrants 11/4/28 (a)	2,361	16
Casey's General Stores, Inc.	11,777	2,740,626
Chefs' Warehouse Holdings (a)	10,047	368,022
Costco Wholesale Corp.	140,697	70,559,546
Grocery Outlet Holding Corp. (a)	27,641	955,549
Ingles Markets, Inc. Class A	4,724	445,804
Kroger Co.	206,398	9,760,561
Performance Food Group Co. (a)	49,396	2,570,568
PriceSmart, Inc.	8,611	550,846
Rite Aid Corp. (a)(b)	19,545	102,025
SpartanNash Co.	11,033	393,988
Sprouts Farmers Market LLC (a)	34,559	1,019,491
Sysco Corp.	161,957	14,018,998
U.S. Foods Holding Corp. (a)	65,431	1,947,227
United Natural Foods, Inc. (a)	17,939	760,793
Walgreens Boots Alliance, Inc.	227,210	8,293,165
Walmart, Inc.	452,631	64,422,970
Weis Markets, Inc.	5,396	505,443
		184,115,572
Food Products - 1.2%
Alico, Inc.	1,302	39,867
AppHarvest, Inc. (a)(b)	19,146	40,781
Archer Daniels Midland Co.	178,243	17,286,006
B&G Foods, Inc. Class A (b)	21,430	351,023
Benson Hill, Inc. (a)	41,028	139,085
Beyond Meat, Inc. (a)(b)	18,631	292,507
Bunge Ltd.	48,191	4,756,452
Cal-Maine Foods, Inc.	12,310	695,638
Calavo Growers, Inc.	5,790	200,276
Campbell Soup Co.	63,974	3,384,864
Conagra Brands, Inc.	151,932	5,575,904
Darling Ingredients, Inc. (a)	50,967	3,999,890
Flowers Foods, Inc.	61,058	1,752,975
Fresh Del Monte Produce, Inc.	10,215	266,407
Freshpet, Inc. (a)(b)	15,173	894,448
General Mills, Inc.	189,264	15,440,157
Hormel Foods Corp.	91,638	4,256,585
Hostess Brands, Inc. Class A (a)	43,394	1,149,073
Ingredion, Inc.	20,697	1,844,517
J&J Snack Foods Corp.	4,794	707,642
John B. Sanfilippo & Son, Inc.	2,740	228,543
Kellogg Co.	81,213	6,238,783
Lamb Weston Holdings, Inc.	45,402	3,914,560
Lancaster Colony Corp.	6,295	1,134,863
Landec Corp. (a)	7,264	72,277
McCormick & Co., Inc. (non-vtg.)	79,338	6,239,140
Mission Produce, Inc. (a)	11,537	191,976
Mondelez International, Inc.	435,887	26,798,333
Pilgrim's Pride Corp. (a)	14,928	344,090
Post Holdings, Inc. (a)	17,252	1,559,926
Seaboard Corp.	79	295,964
Seneca Foods Corp. Class A (a)	1,775	112,020
Sovos Brands, Inc. (a)	12,978	179,875
Tattooed Chef, Inc. (a)(b)	14,688	69,768
The Hain Celestial Group, Inc. (a)	27,666	517,631
The Hershey Co.	46,623	11,132,174
The J.M. Smucker Co.	33,748	5,084,474
The Kraft Heinz Co.	253,396	9,748,144
The Simply Good Foods Co. (a)	27,519	1,053,978
Tootsie Roll Industries, Inc.	5,414	218,671
TreeHouse Foods, Inc. (a)	16,067	807,206
Tyson Foods, Inc. Class A	91,833	6,276,786
Utz Brands, Inc. Class A (b)	20,213	327,653
Vital Farms, Inc. (a)	7,549	99,949
Whole Earth Brands, Inc. Class A (a)	12,713	43,860
		145,764,741
Household Products - 1.2%
Central Garden & Pet Co. (a)	3,301	136,232
Central Garden & Pet Co. Class A (non-vtg.) (a)	12,112	474,064
Church & Dwight Co., Inc.	76,955	5,704,674
Colgate-Palmolive Co.	264,981	19,566,197
Energizer Holdings, Inc.	21,615	624,457
Kimberly-Clark Corp.	107,433	13,371,111
Procter & Gamble Co.	758,528	102,150,966
Reynolds Consumer Products, Inc. (b)	17,135	523,303
Spectrum Brands Holdings, Inc.	13,334	615,231
The Clorox Co.	39,062	5,704,614
WD-40 Co. (b)	4,379	701,341
		149,572,190
Personal Products - 0.2%
BellRing Brands, Inc. (a)	43,460	1,052,601
Coty, Inc. Class A (a)	110,496	741,428
Edgewell Personal Care Co.	16,475	645,655
elf Beauty, Inc. (a)	15,520	671,395
Estee Lauder Companies, Inc. Class A	73,521	14,740,225
Herbalife Nutrition Ltd. (a)	29,774	632,995
Inter Parfums, Inc.	5,829	471,450
MediFast, Inc.	3,546	414,847
Nu Skin Enterprises, Inc. Class A	15,412	588,584
The Beauty Health Co. (a)(b)	34,495	394,278
The Honest Co., Inc. (a)	21,936	72,608
USANA Health Sciences, Inc. (a)	3,430	180,109
Veru, Inc. (a)(b)	19,003	232,597
		20,838,772
Tobacco - 0.6%
22nd Century Group, Inc. (a)(b)	51,152	67,009
Altria Group, Inc.	572,270	26,478,933
Philip Morris International, Inc.	492,495	45,235,666
Turning Point Brands, Inc.	4,219	99,400
Universal Corp.	7,503	379,727
Vector Group Ltd.	40,282	427,795
		72,688,530
TOTAL CONSUMER STAPLES		772,116,650
ENERGY - 5.3%
Energy Equipment & Services - 0.5%
Archrock, Inc.	44,133	331,439
Baker Hughes Co. Class A	320,845	8,874,573
Bristow Group, Inc. (a)	7,165	214,520
Cactus, Inc.	19,583	1,012,833
Championx Corp.	65,021	1,860,901
Core Laboratories NV	14,244	277,188
DMC Global, Inc. (a)	5,938	128,498
Dril-Quip, Inc. (a)	10,492	261,041
Expro Group Holdings NV (a)(b)	22,418	424,373
Halliburton Co.	287,411	10,467,509
Helix Energy Solutions Group, Inc. (a)(b)	43,233	302,631
Helmerich & Payne, Inc.	33,906	1,678,686
Liberty Oilfield Services, Inc. Class A	50,781	858,707
Nabors Industries Ltd. (a)	2,835	493,375
Newpark Resources, Inc. (a)	32,899	120,410
Nextier Oilfield Solutions, Inc. (a)	49,036	494,283
Noble Corp. PLC (a)(b)	31,957	1,151,730
NOV, Inc.	124,873	2,797,155
Oceaneering International, Inc. (a)	30,581	427,828
Oil States International, Inc. (a)	17,820	115,295
Patterson-UTI Energy, Inc.	70,145	1,238,059
ProFrac Holding Corp.	8,387	183,759
ProPetro Holding Corp. (a)	25,736	304,714
RPC, Inc.	27,485	305,908
Schlumberger Ltd.	449,601	23,392,740
Select Energy Services, Inc. Class A	25,456	245,650
Solaris Oilfield Infrastructure, Inc. Class A	9,618	130,997
TechnipFMC PLC (a)	143,323	1,517,791
TETRA Technologies, Inc. (a)	39,064	192,976
Tidewater, Inc. (a)	14,611	495,313
Transocean Ltd. (United States) (a)(b)	206,817	761,087
U.S. Silica Holdings, Inc. (a)	23,021	331,272
Valaris Ltd. (a)	19,134	1,280,639
Weatherford International PLC (a)	21,038	876,864
		63,550,744
Oil, Gas & Consumable Fuels - 4.8%
Aemetis, Inc. (a)	9,270	68,598
Alto Ingredients, Inc. (a)	22,163	91,533
American Resources Corp. (a)(b)	21,622	43,028
Amplify Energy Corp. (a)(b)	12,160	120,262
Antero Resources Corp. (a)	89,928	3,296,760
APA Corp.	103,630	4,711,020
Arch Resources, Inc.	5,906	899,425
Archaea Energy, Inc. (a)(b)	23,456	605,399
Berry Corp.	22,204	196,949
Brigham Minerals, Inc. Class A	16,411	508,741
California Resources Corp.	24,215	1,092,339
Callon Petroleum Co. (a)	16,416	721,647
Centrus Energy Corp. Class A (a)(b)	3,294	155,839
Cheniere Energy, Inc.	79,435	14,013,128
Chesapeake Energy Corp.	30,600	3,129,462
Chevron Corp.	571,836	103,445,132
Chord Energy Corp.	13,188	2,018,951
Civitas Resources, Inc.	16,579	1,159,038
Clean Energy Fuels Corp. (a)(b)	52,079	349,450
CNX Resources Corp. (a)	60,366	1,014,752
Comstock Resources, Inc.	28,215	529,878
ConocoPhillips Co.	404,401	50,990,922
CONSOL Energy, Inc.	10,408	655,912
Continental Resources, Inc.	17,109	1,265,553
Coterra Energy, Inc.	252,322	7,854,784
Crescent Energy, Inc. Class A	8,779	120,975
CVR Energy, Inc.	8,943	349,314
Delek U.S. Holdings, Inc.	21,695	643,474
Denbury, Inc. (a)	15,990	1,461,646
Devon Energy Corp.	207,569	16,055,462
Diamondback Energy, Inc.	56,353	8,853,620
DT Midstream, Inc.	30,684	1,831,835
Earthstone Energy, Inc. (a)(b)	12,328	199,220
EOG Resources, Inc.	186,303	25,434,086
EQT Corp.	117,240	4,905,322
Equitrans Midstream Corp.	138,284	1,164,351
Exxon Mobil Corp.	1,323,620	146,670,332
Gevo, Inc. (a)(b)	61,119	137,518
Green Plains, Inc. (a)(b)	18,742	541,456
Gulfport Energy Corp. (a)(b)	3,584	320,804
Hess Corp.	88,363	12,466,252
HF Sinclair Corp.	46,085	2,819,019
International Seaways, Inc.	13,153	557,819
Kinder Morgan, Inc.	632,607	11,462,839
Kosmos Energy Ltd. (a)	147,519	957,398
Laredo Petroleum, Inc. (a)	5,512	356,351
Magnolia Oil & Gas Corp. Class A	53,856	1,383,022
Marathon Oil Corp.	214,824	6,541,391
Marathon Petroleum Corp.	158,485	18,007,066
Matador Resources Co.	35,664	2,369,873
Murphy Oil Corp.	46,671	2,264,010
National Energy Services Reunited Corp. (a)	12,920	97,675
New Fortress Energy, Inc.	15,253	839,983
Nextdecade Corp. (a)(b)	10,120	70,840
Northern Oil & Gas, Inc.	21,953	749,475
Occidental Petroleum Corp.	236,997	17,205,982
ONEOK, Inc.	141,884	8,416,559
Ovintiv, Inc.	80,715	4,088,215
Par Pacific Holdings, Inc. (a)	17,963	410,993
PBF Energy, Inc. Class A	34,038	1,506,182
PDC Energy, Inc.	30,199	2,178,556
Peabody Energy Corp. (a)(b)	37,042	885,304
Permian Resource Corp. Class A (a)(b)	64,874	633,819
Phillips 66 Co.	153,053	15,961,897
Pioneer Natural Resources Co.	75,928	19,468,698
Range Resources Corp.	78,779	2,243,626
Ranger Oil Corp.	6,464	264,378
Rex American Resources Corp. (a)	4,956	148,630
Ring Energy, Inc. (a)(b)	25,461	81,221
SandRidge Energy, Inc. (a)	9,484	179,153
SilverBow Resources, Inc. (a)	4,422	156,848
Sitio Royalties Corp. (b)	3,363	95,375
SM Energy Co.	38,876	1,748,642
Southwestern Energy Co. (a)	352,133	2,440,282
Talos Energy, Inc. (a)	21,056	448,072
Targa Resources Corp.	72,267	4,940,895
Teekay Corp. (a)	20,995	82,090
Teekay Tankers Ltd. (a)	7,423	233,750
Tellurian, Inc. (a)(b)	165,080	445,716
Texas Pacific Land Corp. (b)	1,967	4,531,712
The Williams Companies, Inc.	388,311	12,709,419
Uranium Energy Corp. (a)(b)	107,981	454,600
VAALCO Energy, Inc.	17,023	87,668
Valero Energy Corp.	125,327	15,734,805
Vertex Energy, Inc. (a)(b)	19,857	169,380
W&T Offshore, Inc. (a)	28,055	212,937
World Fuel Services Corp.	19,481	496,571
		587,232,905
TOTAL ENERGY		650,783,649
FINANCIALS - 12.1%
Banks - 4.2%
1st Source Corp.	5,096	296,383
Amerant Bancorp, Inc. Class A	7,577	228,068
Ameris Bancorp	20,932	1,078,207
Associated Banc-Corp.	48,046	1,169,920
Atlantic Union Bankshares Corp.	23,163	800,050
Banc of California, Inc.	19,045	317,671
BancFirst Corp.	5,499	526,914
Bancorp, Inc., Delaware (a)	17,253	475,838
Bank of America Corp.	2,221,601	80,066,500
Bank of Hawaii Corp.	12,412	942,691
Bank of Marin Bancorp	4,967	179,309
Bank OZK	35,644	1,531,979
BankUnited, Inc.	25,353	911,440
Banner Corp.	10,714	800,872
Berkshire Hills Bancorp, Inc.	14,003	409,588
BOK Financial Corp.	9,363	1,031,709
Brookline Bancorp, Inc., Delaware	23,301	320,389
Byline Bancorp, Inc.	6,930	160,222
Cadence Bank	58,198	1,609,175
Camden National Corp.	4,374	190,356
Cathay General Bancorp	23,962	1,092,667
Central Pacific Financial Corp.	7,893	161,964
Citigroup, Inc.	615,948	28,247,375
Citizens Financial Group, Inc.	157,398	6,437,578
City Holding Co.	4,501	453,926
Coastal Financial Corp. of Washington (a)	3,040	141,725
Columbia Banking Systems, Inc. (b)	25,357	848,699
Comerica, Inc.	41,230	2,906,715
Commerce Bancshares, Inc.	34,483	2,442,776
Community Bank System, Inc.	16,804	1,049,074
Community Trust Bancorp, Inc.	5,035	238,105
ConnectOne Bancorp, Inc.	10,662	267,083
CrossFirst Bankshares, Inc. (a)	14,822	206,174
Cullen/Frost Bankers, Inc.	20,324	3,151,236
Customers Bancorp, Inc. (a)	9,129	307,556
CVB Financial Corp.	40,638	1,167,123
Dime Community Bancshares, Inc.	9,825	339,257
Eagle Bancorp, Inc.	10,161	460,090
East West Bancorp, Inc.	45,104	3,228,093
Eastern Bankshares, Inc.	51,739	991,837
Enterprise Financial Services Corp.	11,258	601,965
Equity Bancshares, Inc.	4,827	172,420
Farmers National Banc Corp.	9,154	125,776
FB Financial Corp.	11,234	471,379
Fifth Third Bancorp	218,101	7,784,025
Financial Institutions, Inc.	4,764	113,526
First Bancorp, North Carolina	11,845	527,932
First Bancorp, Puerto Rico	60,019	947,700
First Bancshares, Inc.	8,266	270,629
First Busey Corp.	15,149	400,085
First Citizens Bancshares, Inc.	4,188	3,443,039
First Commonwealth Financial Corp.	28,076	402,610
First Financial Bancorp, Ohio	30,395	792,398
First Financial Bankshares, Inc.	40,784	1,569,776
First Financial Corp., Indiana	3,822	185,329
First Foundation, Inc.	15,175	242,193
First Hawaiian, Inc.	41,276	1,055,840
First Horizon National Corp.	169,666	4,158,514
First Internet Bancorp	2,870	73,730
First Interstate Bancsystem, Inc.	28,806	1,313,842
First Merchants Corp.	19,347	868,680
First Republic Bank	58,080	6,975,408
Flushing Financial Corp.	9,636	189,829
FNB Corp., Pennsylvania	111,182	1,606,580
Fulton Financial Corp.	53,174	969,362
German American Bancorp, Inc.	8,547	335,812
Glacier Bancorp, Inc.	35,010	2,005,373
Great Southern Bancorp, Inc.	2,889	179,060
Hancock Whitney Corp.	27,499	1,536,369
Hanmi Financial Corp.	9,825	263,114
HarborOne Bancorp, Inc.	14,039	213,814
Heartland Financial U.S.A., Inc.	12,456	614,330
Heritage Commerce Corp.	20,271	289,875
Heritage Financial Corp., Washington	10,378	349,635
Hilltop Holdings, Inc.	15,230	440,909
Home Bancshares, Inc.	60,431	1,540,386
HomeStreet, Inc.	5,686	147,609
HomeTrust Bancshares, Inc.	4,770	114,623
Hope Bancorp, Inc.	36,646	497,286
Horizon Bancorp, Inc. Indiana	11,876	177,071
Huntington Bancshares, Inc.	457,144	6,939,446
Independent Bank Corp.	14,795	1,287,313
Independent Bank Corp.	6,402	148,078
Independent Bank Group, Inc.	11,113	701,119
International Bancshares Corp.	16,283	807,637
JPMorgan Chase & Co.	931,757	117,289,571
KeyCorp	296,563	5,299,581
Lakeland Bancorp, Inc.	18,993	354,219
Lakeland Financial Corp.	8,031	663,762
Live Oak Bancshares, Inc.	9,902	321,518
M&T Bank Corp.	55,666	9,372,484
Mercantile Bank Corp.	4,125	144,169
Metropolitan Bank Holding Corp. (a)	3,160	208,560
Midland States Bancorp, Inc.	7,092	198,860
National Bank Holdings Corp.	9,125	399,858
NBT Bancorp, Inc.	12,894	611,047
Nicolet Bankshares, Inc. (a)(b)	3,510	267,778
Northwest Bancshares, Inc.	38,182	575,021
OceanFirst Financial Corp.	17,873	403,572
OFG Bancorp	14,943	416,611
Old National Bancorp, Indiana	94,411	1,846,679
Old Second Bancorp, Inc.	12,454	199,264
Origin Bancorp, Inc.	9,626	397,843
Pacific Premier Bancorp, Inc.	30,983	1,128,091
PacWest Bancorp	38,239	950,622
Park National Corp.	4,388	647,230
Pathward Financial, Inc.	8,976	377,261
Peapack-Gladstone Financial Corp.	5,283	209,048
Peoples Bancorp, Inc.	8,186	247,790
Pinnacle Financial Partners, Inc.	24,529	2,035,662
PNC Financial Services Group, Inc.	130,083	21,051,332
Popular, Inc.	23,929	1,692,259
Preferred Bank, Los Angeles	4,021	309,094
Premier Financial Corp.	10,612	306,156
Prosperity Bancshares, Inc.	29,005	2,075,888
QCR Holdings, Inc.	5,670	287,526
Regions Financial Corp.	296,890	6,516,736
Renasant Corp.	17,394	702,196
Republic First Bancorp, Inc. (a)(b)	16,729	47,343
S&T Bancorp, Inc.	12,474	471,642
Sandy Spring Bancorp, Inc.	13,793	488,824
Seacoast Banking Corp., Florida	18,901	584,041
ServisFirst Bancshares, Inc.	15,461	1,164,677
Signature Bank	19,775	3,134,931
Silvergate Capital Corp. (a)	9,778	554,999
Simmons First National Corp. Class A	40,242	960,577
Southside Bancshares, Inc.	9,669	331,067
Southstate Corp.	23,697	2,142,920
Stellar Bancorp, Inc. (b)	14,404	473,027
Stock Yards Bancorp, Inc.	9,293	726,620
SVB Financial Group (a)	18,703	4,319,645
Synovus Financial Corp.	46,364	1,847,605
Texas Capital Bancshares, Inc. (a)	15,885	953,100
Tompkins Financial Corp.	4,354	360,685
TowneBank	21,859	720,035
Trico Bancshares	10,614	614,657
Triumph Bancorp, Inc. (a)	7,387	380,431
Truist Financial Corp.	420,918	18,852,917
Trustmark Corp.	18,551	678,410
U.S. Bancorp	430,537	18,276,296
UMB Financial Corp.	13,762	1,145,274
Umpqua Holdings Corp.	69,909	1,389,791
United Bankshares, Inc., West Virginia	42,822	1,813,512
United Community Bank, Inc.	33,513	1,290,251
Univest Corp. of Pennsylvania	9,112	256,412
Valley National Bancorp	136,773	1,623,496
Veritex Holdings, Inc.	16,787	530,133
Washington Federal, Inc.	21,228	821,524
Washington Trust Bancorp, Inc.	5,190	251,715
Webster Financial Corp.	55,963	3,036,552
Wells Fargo & Co.	1,205,350	55,434,047
WesBanco, Inc.	18,377	743,166
Westamerica Bancorp.	8,281	519,467
Western Alliance Bancorp.	34,795	2,337,180
Wintrust Financial Corp.	19,420	1,818,100
Zions Bancorp NA	48,106	2,498,626
		512,138,743
Capital Markets - 3.2%
Affiliated Managers Group, Inc.	12,081	1,499,977
Ameriprise Financial, Inc.	34,304	10,604,052
Ares Management Corp.	49,230	3,733,111
Artisan Partners Asset Management, Inc.	22,340	636,913
Assetmark Financial Holdings, Inc. (a)	6,807	140,973
B. Riley Financial, Inc.	5,016	204,051
Bank of New York Mellon Corp.	233,085	9,815,209
BGC Partners, Inc. Class A	108,738	430,602
BlackRock, Inc. Class A	47,961	30,978,490
Blackstone, Inc.	222,585	20,286,397
Blucora, Inc. (a)	14,370	316,571
Blue Owl Capital, Inc. Class A (b)	107,976	1,081,920
Bridge Investment Group Holdings, Inc. (b)	7,750	121,365
BrightSphere Investment Group, Inc.	10,420	196,104
Carlyle Group LP	69,586	1,967,892
Cboe Global Markets, Inc.	33,547	4,176,602
Charles Schwab Corp.	485,189	38,655,008
CME Group, Inc.	114,258	19,800,911
Cohen & Steers, Inc.	8,414	506,186
Coinbase Global, Inc. (a)(b)	49,965	3,310,181
Cowen Group, Inc. Class A	8,473	327,227
Diamond Hill Investment Group, Inc.	931	167,533
Donnelley Financial Solutions, Inc. (a)	8,310	335,973
Evercore, Inc. Class A	11,531	1,211,908
FactSet Research Systems, Inc.	11,999	5,105,455
Federated Hermes, Inc.	26,836	932,551
Focus Financial Partners, Inc. Class A (a)	18,818	654,678
Franklin Resources, Inc.	89,634	2,101,917
Galaxy Digital Holdings Ltd. (a)(b)	35,773	174,093
GCM Grosvenor, Inc. Class A	10,287	85,073
Goldman Sachs Group, Inc.	108,471	37,369,344
GQG Partners, Inc. unit	251,644	231,788
Greenhill & Co., Inc. (b)	5,742	40,711
Hamilton Lane, Inc. Class A	11,553	691,100
Houlihan Lokey	15,901	1,420,277
Interactive Brokers Group, Inc.	32,659	2,617,619
Intercontinental Exchange, Inc.	177,696	16,982,407
Invesco Ltd.	145,640	2,231,205
Janus Henderson Group PLC	42,845	975,581
Jefferies Financial Group, Inc.	58,935	2,027,953
KKR & Co. LP	182,944	8,896,567
Lazard Ltd. Class A	36,414	1,373,172
LPL Financial	25,269	6,460,020
MarketAxess Holdings, Inc.	12,021	2,933,605
Moelis & Co. Class A	20,762	881,555
Moody's Corp.	50,056	13,258,333
Morgan Stanley	425,798	34,987,822
Morningstar, Inc.	8,016	1,861,155
MSCI, Inc.	25,556	11,982,186
NASDAQ, Inc.	107,374	6,682,958
Northern Trust Corp.	66,064	5,572,498
Open Lending Corp. (a)	31,603	226,594
Oppenheimer Holdings, Inc. Class A (non-vtg.)	2,865	98,613
P10, Inc.	11,448	118,945
Perella Weinberg Partners Class A	13,243	104,355
Piper Jaffray Companies	4,490	574,585
PJT Partners, Inc.	8,021	596,762
Raymond James Financial, Inc.	61,497	7,265,256
S&P Global, Inc.	108,325	34,799,406
Sculptor Capital Management, Inc. Class A	5,690	60,371
SEI Investments Co.	32,701	1,775,664
State Street Corp.	116,572	8,626,328
StepStone Group, Inc. Class A	14,940	441,029
Stifel Financial Corp.	33,912	2,098,135
StoneX Group, Inc. (a)	5,563	519,139
T. Rowe Price Group, Inc.	71,760	7,618,042
Tradeweb Markets, Inc. Class A	33,849	1,864,403
Victory Capital Holdings, Inc.	9,230	266,932
Virtu Financial, Inc. Class A	30,502	682,635
Virtus Investment Partners, Inc.	2,136	366,303
WisdomTree Investments, Inc.	31,489	170,985
		387,311,261
Consumer Finance - 0.6%
Ally Financial, Inc.	98,127	2,704,380
American Express Co.	191,015	28,356,177
Atlanticus Holdings Corp. (a)(b)	1,761	50,294
Bread Financial Holdings, Inc.	15,210	549,233
Capital One Financial Corp.	121,713	12,904,012
Credit Acceptance Corp. (a)(b)	1,949	907,493
CURO Group Holdings Corp.	6,864	35,487
Discover Financial Services	86,556	9,041,640
Encore Capital Group, Inc. (a)	7,568	385,363
Enova International, Inc. (a)	10,729	402,230
EZCORP, Inc. (non-vtg.) Class A (a)	16,438	158,791
FirstCash Holdings, Inc.	12,119	1,193,116
Green Dot Corp. Class A (a)	15,779	300,274
Katapult Holdings, Inc. (a)(b)	22,989	21,840
LendingClub Corp. (a)	31,094	330,840
LendingTree, Inc. (a)	3,451	87,069
Medallion Financial Corp.	5,890	43,704
MoneyLion, Inc. (a)(b)	47,245	52,914
Navient Corp.	35,478	537,137
Nelnet, Inc. Class A	5,516	491,420
NerdWallet, Inc. (b)	10,953	128,588
OneMain Holdings, Inc.	39,569	1,525,781
Oportun Financial Corp. (a)	6,110	33,605
PRA Group, Inc. (a)	11,961	400,694
PROG Holdings, Inc. (a)	17,054	281,732
Regional Management Corp.	2,746	93,254
SLM Corp.	80,098	1,328,826
SoFi Technologies, Inc. (a)(b)	259,262	1,410,385
Sunlight Financial Holdings, Inc. Class A (a)(b)	17,510	21,187
Synchrony Financial	152,868	5,435,986
Upstart Holdings, Inc. (a)(b)	22,437	520,090
World Acceptance Corp. (a)(b)	1,251	101,606
		69,835,148
Diversified Financial Services - 1.5%
A-Mark Precious Metals, Inc.	5,226	158,923
Acacia Research Corp. (a)	13,401	53,470
Apollo Global Management, Inc.	137,898	7,634,033
Berkshire Hathaway, Inc. Class B (a)	573,051	169,101,620
Cannae Holdings, Inc. (a)	24,549	568,555
Equitable Holdings, Inc.	111,335	3,409,078
Jackson Financial, Inc.	19,163	735,093
Voya Financial, Inc. (b)	30,901	2,112,392
		183,773,164
Insurance - 2.4%
AFLAC, Inc.	182,384	11,875,022
Allstate Corp.	86,030	10,861,288
AMBAC Financial Group, Inc. (a)	14,439	202,868
American Equity Investment Life Holding Co.	22,671	976,667
American Financial Group, Inc.	22,159	3,215,492
American International Group, Inc.	241,101	13,742,757
Amerisafe, Inc.	5,907	345,028
Aon PLC	67,007	18,861,800
Arch Capital Group Ltd. (a)	116,928	6,723,360
Argo Group International Holdings, Ltd.	10,695	265,985
Arthur J. Gallagher & Co.	66,838	12,504,053
Assurant, Inc.	16,894	2,295,219
Assured Guaranty Ltd.	19,808	1,172,436
Axis Capital Holdings Ltd.	24,667	1,348,545
Brighthouse Financial, Inc. (a)	23,047	1,315,292
Brown & Brown, Inc.	74,329	4,369,802
BRP Group, Inc. (a)	19,796	561,217
Chubb Ltd.	132,580	28,490,116
Cincinnati Financial Corp.	50,544	5,222,206
CNO Financial Group, Inc.	37,039	817,080
eHealth, Inc. (a)	7,677	20,574
Employers Holdings, Inc.	8,870	386,821
Enstar Group Ltd. (a)	4,355	873,265
Erie Indemnity Co. Class A	7,917	2,034,748
Everest Re Group Ltd.	12,543	4,047,124
Fidelity National Financial, Inc.	87,839	3,459,100
First American Financial Corp.	33,488	1,687,795
Genworth Financial, Inc. Class A (a)	163,253	762,392
Globe Life, Inc.	28,541	3,297,056
Goosehead Insurance (a)(b)	6,563	272,430
Hanover Insurance Group, Inc.	11,378	1,666,763
Hartford Financial Services Group, Inc.	102,273	7,405,588
HCI Group, Inc. (b)	2,402	88,009
Hippo Holdings, Inc. (a)(b)	4,637	80,127
Horace Mann Educators Corp.	12,737	502,602
James River Group Holdings Ltd.	11,456	289,493
Kemper Corp.	20,615	982,717
Kinsale Capital Group, Inc.	6,796	2,141,895
Lemonade, Inc. (a)(b)	14,797	358,087
Lincoln National Corp.	49,461	2,664,464
Loews Corp.	63,395	3,614,783
Markel Corp. (a)	4,297	5,182,612
Marsh & McLennan Companies, Inc.	158,345	25,571,134
MBIA, Inc. (a)	14,633	157,451
Mercury General Corp.	8,210	238,090
MetLife, Inc.	212,816	15,580,259
National Western Life Group, Inc.	664	131,485
Old Republic International Corp.	90,915	2,110,137
Oscar Health, Inc. (a)	37,831	141,110
Palomar Holdings, Inc. (a)	8,136	723,779
Primerica, Inc.	12,034	1,741,320
Principal Financial Group, Inc.	73,443	6,472,532
ProAssurance Corp.	16,575	368,131
Progressive Corp.	185,718	23,846,191
Prudential Financial, Inc.	118,485	12,463,437
Reinsurance Group of America, Inc.	21,416	3,151,793
RenaissanceRe Holdings Ltd.	13,855	2,143,091
RLI Corp.	12,756	1,659,173
Root, Inc. (a)(b)	1,939	16,540
Ryan Specialty Group Holdings, Inc. (a)(b)	26,241	1,176,909
Safety Insurance Group, Inc.	5,237	455,357
Selective Insurance Group, Inc.	19,069	1,870,288
Selectquote, Inc. (a)	39,346	26,519
Siriuspoint Ltd. (a)	26,258	168,576
Stewart Information Services Corp.	8,296	323,212
The Travelers Companies, Inc.	75,392	13,906,808
Tiptree, Inc.	7,702	93,810
Trean Insurance Group, Inc. (a)	4,901	17,987
Trupanion, Inc. (a)(b)	10,863	548,256
United Fire Group, Inc.	6,586	178,481
Universal Insurance Holdings, Inc.	8,298	83,312
Unum Group	59,504	2,712,787
W.R. Berkley Corp.	64,544	4,800,783
White Mountains Insurance Group Ltd.	801	1,134,336
Willis Towers Watson PLC	35,054	7,649,133
		298,646,885
Mortgage Real Estate Investment Trusts - 0.1%
AG Mortgage Investment Trust, Inc.	11,479	56,362
AGNC Investment Corp.	164,780	1,354,492
Annaly Capital Management, Inc.	137,119	2,543,557
Apollo Commercial Real Estate Finance, Inc.	42,824	482,198
Arbor Realty Trust, Inc.	52,227	719,166
Ares Commercial Real Estate Corp.	18,967	234,053
Armour Residential REIT, Inc.	30,717	163,414
Blackstone Mortgage Trust, Inc.	54,542	1,361,368
BrightSpire Capital, Inc.	28,318	217,482
Broadmark Realty Capital, Inc.	40,095	233,353
Cherry Hill Mortgage Investment Corp.	4,889	26,547
Chimera Investment Corp.	72,899	492,068
Dynex Capital, Inc.	11,761	140,426
Ellington Financial LLC	17,439	233,334
Ellington Residential Mortgage REIT	4,470	29,904
Franklin BSP Realty Trust, Inc.	26,231	369,595
Granite Point Mortgage Trust, Inc.	16,503	129,714
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	27,128	737,339
Invesco Mortgage Capital, Inc.	9,750	114,173
KKR Real Estate Finance Trust, Inc.	19,207	334,586
Ladder Capital Corp. Class A	35,608	379,937
MFA Financial, Inc.	30,817	306,937
New York Mortgage Trust, Inc.	115,398	310,421
Orchid Island Capital, Inc.	10,997	110,740
PennyMac Mortgage Investment Trust	28,153	390,482
Ready Capital Corp.	33,658	407,935
Redwood Trust, Inc.	39,381	280,787
Rithm Capital Corp.	146,064	1,231,320
Sachem Capital Corp. (b)	9,413	37,087
Starwood Property Trust, Inc.	96,950	2,002,987
TPG RE Finance Trust, Inc.	17,650	149,496
Two Harbors Investment Corp.	114,457	407,467
		15,988,727
Thrifts & Mortgage Finance - 0.1%
Axos Financial, Inc. (a)	17,235	671,476
Blue Foundry Bancorp (a)	9,232	113,646
Capitol Federal Financial, Inc.	42,319	346,169
Columbia Financial, Inc. (a)	10,687	219,511
Essent Group Ltd.	34,374	1,360,523
Federal Agricultural Mortgage Corp. Class C (non-vtg.)	2,753	317,146
Flagstar Bancorp, Inc.	16,434	635,996
Hingham Institution for Savings	463	114,477
Kearny Financial Corp.	21,286	215,840
Merchants Bancorp	7,630	182,739
MGIC Investment Corp.	98,168	1,339,993
Mr. Cooper Group, Inc. (a)	22,764	898,950
New York Community Bancorp, Inc.	148,095	1,378,764
NMI Holdings, Inc. (a)	27,757	608,711
Northfield Bancorp, Inc.	14,808	237,520
Ocwen Financial Corp. (a)(b)	2,520	78,725
PennyMac Financial Services, Inc. (b)	10,256	546,850
Provident Financial Services, Inc.	24,202	542,609
Radian Group, Inc.	51,423	1,073,198
Rocket Companies, Inc. (b)	37,030	255,507
Southern Missouri Bancorp, Inc.	2,388	122,385
TFS Financial Corp.	16,063	225,685
Trustco Bank Corp., New York	5,797	216,344
UWM Holdings Corp. Class A (b)	27,849	91,345
Walker & Dunlop, Inc.	9,526	856,959
Waterstone Financial, Inc.	7,883	133,853
WSFS Financial Corp.	20,579	958,158
		13,743,079
TOTAL FINANCIALS		1,481,437,007
HEALTH CARE - 14.9%
Biotechnology - 2.8%
2seventy bio, Inc. (a)	12,594	199,993
4D Molecular Therapeutics, Inc. (a)(b)	8,378	72,553
AbbVie, Inc.	561,879	82,259,086
ACADIA Pharmaceuticals, Inc. (a)	37,245	597,037
Adicet Bio, Inc. (a)	10,318	170,144
ADMA Biologics, Inc. (a)(b)	57,340	161,699
Adverum Biotechnologies, Inc. (a)	19,121	16,540
Agenus, Inc. (a)(b)	74,466	186,910
Agios Pharmaceuticals, Inc. (a)	17,727	488,202
Akero Therapeutics, Inc. (a)	9,629	406,922
Alaunos Therapeutics, Inc. (a)(b)	66,272	76,213
Albireo Pharma, Inc. (a)(b)	5,944	121,971
Aldeyra Therapeutics, Inc. (a)	17,662	96,435
Alector, Inc. (a)	19,221	176,833
Alkermes PLC (a)	51,021	1,158,177
Allakos, Inc. (a)	23,765	138,550
Allogene Therapeutics, Inc. (a)(b)	29,903	308,001
Allovir, Inc. (a)(b)	15,355	106,410
Alnylam Pharmaceuticals, Inc. (a)	38,152	7,907,384
Altimmune, Inc. (a)(b)	12,305	154,305
ALX Oncology Holdings, Inc. (a)(b)	6,045	73,386
Amgen, Inc.	170,132	45,995,186
Amicus Therapeutics, Inc. (a)	81,270	812,700
AnaptysBio, Inc. (a)(b)	6,176	178,178
Anavex Life Sciences Corp. (a)(b)	26,175	318,550
Anika Therapeutics, Inc. (a)	4,130	117,375
Apellis Pharmaceuticals, Inc. (a)	29,728	1,798,247
Arbutus Biopharma Corp. (a)(b)	28,303	66,229
Arcturus Therapeutics Holdings, Inc. (a)(b)	6,464	114,413
Arcus Biosciences, Inc. (a)	17,162	437,288
Arcutis Biotherapeutics, Inc. (a)	13,101	231,626
Ardelyx, Inc. (a)(b)	43,124	64,686
Arrowhead Pharmaceuticals, Inc. (a)	34,137	1,188,309
Assembly Biosciences, Inc. (a)(b)	10,537	17,281
Atara Biotherapeutics, Inc. (a)	27,700	129,082
Atossa Therapeutics, Inc. (a)(b)	38,462	37,893
Aura Biosciences, Inc.	5,348	66,262
AVEO Pharmaceuticals, Inc. (a)	8,899	131,438
Avid Bioservices, Inc. (a)	19,028	322,334
Avidity Biosciences, Inc. (a)(b)	17,245	246,259
Avita Medical, Inc. (a)(b)	6,299	30,802
Beam Therapeutics, Inc. (a)(b)	19,063	839,916
BioAtla, Inc. (a)(b)	5,371	37,006
BioCryst Pharmaceuticals, Inc. (a)(b)	59,536	794,806
Biogen, Inc. (a)	46,030	13,046,743
Biohaven Ltd. (a)	9,923	164,424
BioMarin Pharmaceutical, Inc. (a)	58,723	5,087,173
BioXcel Therapeutics, Inc. (a)(b)	5,631	70,894
bluebird bio, Inc. (a)(b)	21,313	133,633
Blueprint Medicines Corp. (a)	18,963	983,042
BridgeBio Pharma, Inc. (a)(b)	32,949	343,658
C4 Therapeutics, Inc. (a)(b)	10,993	105,753
Cardiff Oncology, Inc. (a)(b)	20,207	32,937
CareDx, Inc. (a)	16,174	322,024
Caribou Biosciences, Inc. (a)	18,255	177,804
Catalyst Pharmaceutical Partners, Inc. (a)	30,558	423,839
Cel-Sci Corp. (a)(b)	12,885	44,711
Celldex Therapeutics, Inc. (a)	14,314	502,851
Century Therapeutics, Inc. (a)	7,849	82,415
Cerevel Therapeutics Holdings (a)	20,676	578,101
Checkpoint Therapeutics, Inc. (a)(b)	16,098	16,098
Chimerix, Inc. (a)	24,476	43,323
Chinook Therapeutics, Inc. (a)	15,350	333,863
Clovis Oncology, Inc. (a)(b)	42,503	43,778
Cogent Biosciences, Inc. (a)	21,286	290,554
Coherus BioSciences, Inc. (a)	19,242	167,405
Concert Pharmaceuticals, Inc. (a)	14,368	85,490
Crinetics Pharmaceuticals, Inc. (a)	13,926	257,074
CRISPR Therapeutics AG (a)(b)	24,916	1,304,103
CTI BioPharma Corp. (a)(b)	25,677	125,817
Cue Biopharma, Inc. (a)	8,332	22,163
Cullinan Oncology, Inc. (a)	7,271	95,541
Curis, Inc. (a)(b)	38,247	30,605
Cytokinetics, Inc. (a)	30,033	1,311,241
CytomX Therapeutics, Inc. (a)	16,848	22,071
Day One Biopharmaceuticals, Inc. (a)	9,072	191,782
Deciphera Pharmaceuticals, Inc. (a)	14,209	230,470
Denali Therapeutics, Inc. (a)	31,493	903,219
DermTech, Inc. (a)(b)	6,917	22,273
Design Therapeutics, Inc. (a)(b)	10,115	157,996
Dynavax Technologies Corp. (a)(b)	37,304	427,131
Dyne Therapeutics, Inc. (a)	7,475	85,215
Eagle Pharmaceuticals, Inc. (a)(b)	4,147	130,506
Editas Medicine, Inc. (a)(b)	21,325	267,629
Eiger Biopharmaceuticals, Inc. (a)(b)	12,266	62,679
Emergent BioSolutions, Inc. (a)	13,974	291,498
Enanta Pharmaceuticals, Inc. (a)	5,589	252,120
Entrada Therapeutics, Inc.	5,762	131,316
Erasca, Inc. (a)(b)	20,892	170,688
Evelo Biosciences, Inc. (a)(b)	11,253	22,956
Exact Sciences Corp. (a)	55,814	1,941,211
Exelixis, Inc. (a)	102,365	1,697,212
Fate Therapeutics, Inc. (a)(b)	25,577	535,071
FibroGen, Inc. (a)	27,992	455,710
Foghorn Therapeutics, Inc. (a)(b)	6,298	55,045
G1 Therapeutics, Inc. (a)(b)	10,843	115,586
Generation Bio Co. (a)(b)	13,073	66,934
Geron Corp. (a)(b)	115,172	255,682
Gilead Sciences, Inc.	398,782	31,288,436
Gossamer Bio, Inc. (a)(b)	25,036	277,900
Gritstone Bio, Inc. (a)(b)	26,754	86,148
Halozyme Therapeutics, Inc. (a)	43,850	2,096,469
Heron Therapeutics, Inc. (a)(b)	31,910	122,854
Homology Medicines, Inc. (a)	11,181	16,660
Horizon Therapeutics PLC (a)	73,266	4,565,937
Humacyte, Inc. Class A (a)(b)	19,100	65,800
Icosavax, Inc. (a)(b)	3,894	13,356
Ideaya Biosciences, Inc. (a)(b)	9,545	161,215
IGM Biosciences, Inc. (a)(b)	2,824	56,480
Imago BioSciences, Inc. (a)(b)	8,666	147,322
Immunic, Inc. (a)(b)	5,487	9,712
ImmunityBio, Inc. (a)(b)	34,946	192,203
ImmunoGen, Inc. (a)	66,040	392,278
Immunovant, Inc. (a)(b)	12,341	138,219
Incyte Corp. (a)	58,801	4,371,266
Inhibrx, Inc. (a)(b)	8,724	280,738
Inmune Bio, Inc. (a)(b)	5,280	40,498
Inovio Pharmaceuticals, Inc. (a)(b)	68,559	148,087
Insmed, Inc. (a)	38,280	663,010
Intellia Therapeutics, Inc. (a)	24,406	1,288,149
Intercept Pharmaceuticals, Inc. (a)	7,537	104,538
Invivyd, Inc. (a)(b)	21,425	84,629
Ionis Pharmaceuticals, Inc. (a)	44,479	1,965,972
Iovance Biotherapeutics, Inc. (a)(b)	42,691	398,734
Ironwood Pharmaceuticals, Inc. Class A (a)(b)	44,448	486,261
iTeos Therapeutics, Inc. (a)	8,517	165,911
Iveric Bio, Inc. (a)	35,308	844,567
Janux Therapeutics, Inc. (a)(b)	6,701	121,154
Jounce Therapeutics, Inc. (a)	10,317	22,491
Kalvista Pharmaceuticals, Inc. (a)	8,523	43,212
Karuna Therapeutics, Inc. (a)	8,544	1,874,041
Karyopharm Therapeutics, Inc. (a)(b)	21,476	102,226
Keros Therapeutics, Inc. (a)	5,452	274,454
Kezar Life Sciences, Inc. (a)(b)	12,614	94,794
Kiniksa Pharmaceuticals Ltd. (a)	9,303	106,240
Kinnate Biopharma, Inc. (a)(b)	4,729	39,865
Kodiak Sciences, Inc. (a)	9,832	70,594
Kronos Bio, Inc. (a)(b)	11,849	35,073
Krystal Biotech, Inc. (a)(b)	6,685	511,403
Kura Oncology, Inc. (a)	20,016	310,648
Kymera Therapeutics, Inc. (a)(b)	10,910	331,009
Lexicon Pharmaceuticals, Inc. (a)	21,164	45,503
Ligand Pharmaceuticals, Inc. Class B (a)	5,568	488,035
Lineage Cell Therapeutics, Inc. (a)(b)	35,265	48,666
Macrogenics, Inc. (a)	19,378	99,215
Madrigal Pharmaceuticals, Inc. (a)(b)	3,707	262,530
MannKind Corp. (a)(b)	76,887	259,878
Mersana Therapeutics, Inc. (a)	30,006	235,847
MiMedx Group, Inc. (a)	27,918	82,637
Mirati Therapeutics, Inc. (a)	15,907	1,070,859
Mirum Pharmaceuticals, Inc. (a)(b)	8,094	182,520
Moderna, Inc. (a)	106,773	16,051,185
Monte Rosa Therapeutics, Inc. (a)(b)	10,671	98,173
Morphic Holding, Inc. (a)	8,201	229,710
Myovant Sciences Ltd. (a)	14,387	384,708
Myriad Genetics, Inc. (a)	26,109	541,501
Natera, Inc. (a)	31,170	1,463,743
NeoImmuneTech, Inc. unit (a)	18,440	52,905
Neurocrine Biosciences, Inc. (a)	30,496	3,510,700
NextCure, Inc. (a)(b)	6,405	16,013
Nkarta, Inc. (a)(b)	9,727	122,657
Novavax, Inc. (a)(b)	24,114	537,019
Nurix Therapeutics, Inc. (a)(b)	13,272	168,953
Nuvalent, Inc. Class A (a)	6,353	226,866
Ocugen, Inc. (a)(b)	64,873	111,582
Olema Pharmaceuticals, Inc. (a)	7,969	29,963
Organogenesis Holdings, Inc. Class A (a)	19,995	65,584
ORIC Pharmaceuticals, Inc. (a)(b)	8,946	23,886
Outlook Therapeutics, Inc. (a)(b)	54,171	62,838
Oyster Point Pharma, Inc. (a)(b)	3,043	23,857
PDL BioPharma, Inc. (a)(c)	20,940	30,782
PDS Biotechnology Corp. (a)(b)	7,380	38,671
PepGen, Inc.	4,171	51,220
Pieris Pharmaceuticals, Inc. (a)(b)	14,039	15,583
PMV Pharmaceuticals, Inc. (a)(b)	8,273	101,841
Point Biopharma Global, Inc. (a)(b)	22,128	206,454
Praxis Precision Medicines, Inc. (a)(b)	9,597	18,906
Precigen, Inc. (a)(b)	28,484	46,144
Precision BioSciences, Inc. (a)	14,826	20,756
Prometheus Biosciences, Inc. (a)	9,390	493,163
Protagonist Therapeutics, Inc. (a)	13,996	113,368
Prothena Corp. PLC (a)	11,457	703,918
PTC Therapeutics, Inc. (a)	22,876	865,170
Puma Biotechnology, Inc. (a)	11,360	24,765
RAPT Therapeutics, Inc. (a)	5,876	128,214
Recursion Pharmaceuticals, Inc. (a)(b)	38,721	408,507
Regeneron Pharmaceuticals, Inc. (a)	34,093	25,527,134
REGENXBIO, Inc. (a)	11,491	271,992
Relay Therapeutics, Inc. (a)	28,643	636,447
Repligen Corp. (a)	16,401	2,993,018
Replimune Group, Inc. (a)	10,499	192,762
Revolution Medicines, Inc. (a)	24,480	495,965
Rhythm Pharmaceuticals, Inc. (a)	12,111	304,834
Rigel Pharmaceuticals, Inc. (a)	51,477	37,506
Rocket Pharmaceuticals, Inc. (a)(b)	14,677	273,873
Sage Therapeutics, Inc. (a)	16,969	639,053
Sana Biotechnology, Inc. (a)(b)	25,993	150,759
Sangamo Therapeutics, Inc. (a)	39,552	173,633
Sarepta Therapeutics, Inc. (a)	27,767	3,165,993
Scholar Rock Holding Corp. (a)(b)	12,532	122,312
Seagen, Inc. (a)	43,368	5,514,675
Selecta Biosciences, Inc. (a)(b)	43,098	68,095
Seres Therapeutics, Inc. (a)	30,797	272,861
Sesen Bio, Inc. (a)	58,324	32,556
Shattuck Labs, Inc. (a)	7,975	21,134
Silverback Therapeutics, Inc. (a)	6,944	43,192
Sorrento Therapeutics, Inc. (a)(b)	122,198	191,851
Spectrum Pharmaceuticals, Inc. (a)(b)	56,887	26,168
SpringWorks Therapeutics, Inc. (a)	10,482	251,673
Stoke Therapeutics, Inc. (a)	6,673	99,094
Surface Oncology, Inc. (a)	19,680	24,403
Sutro Biopharma, Inc. (a)	12,878	94,396
Syndax Pharmaceuticals, Inc. (a)	16,240	372,870
Taysha Gene Therapies, Inc. (a)	6,954	11,961
TCR2 Therapeutics, Inc. (a)	7,559	11,868
Tenaya Therapeutics, Inc. (a)	4,291	11,500
TG Therapeutics, Inc. (a)	43,227	251,581
Travere Therapeutics, Inc. (a)	17,536	380,180
Twist Bioscience Corp. (a)	17,376	570,454
Tyra Biosciences, Inc. (a)(b)	3,387	23,438
Ultragenyx Pharmaceutical, Inc. (a)	22,398	906,223
uniQure B.V. (a)	13,598	253,195
United Therapeutics Corp. (a)	14,325	3,302,342
Vanda Pharmaceuticals, Inc. (a)	19,438	203,516
Vaxart, Inc. (a)(b)	41,382	69,108
Vaxcyte, Inc. (a)(b)	14,742	642,899
VBI Vaccines, Inc. (a)(b)	79,695	57,388
Veracyte, Inc. (a)(b)	21,826	438,921
Verastem, Inc. (a)	56,724	23,824
Vericel Corp. (a)	14,556	391,265
Vertex Pharmaceuticals, Inc. (a)	81,346	25,379,952
Verve Therapeutics, Inc. (a)(b)	13,141	495,416
Viking Therapeutics, Inc. (a)	19,944	81,770
Vir Biotechnology, Inc. (a)	22,798	501,100
Viridian Therapeutics, Inc. (a)(b)	12,249	243,755
Voyager Therapeutics, Inc. (a)(b)	10,924	56,586
Xencor, Inc. (a)	19,377	542,556
Y-mAbs Therapeutics, Inc. (a)(b)	10,575	38,176
Zentalis Pharmaceuticals, Inc. (a)	15,016	376,751
		345,011,196
Health Care Equipment & Supplies - 2.7%
Abbott Laboratories	556,325	55,042,796
Abiomed, Inc. (a)	14,520	3,660,202
Accuray, Inc. (a)(b)	27,014	55,109
Align Technology, Inc. (a)	23,117	4,491,633
Alphatec Holdings, Inc. (a)	20,877	213,780
Angiodynamics, Inc. (a)	11,711	165,008
Apollo Endosurgery, Inc. (a)(b)	9,094	58,565
Artivion, Inc. (a)	12,065	134,645
Asensus Surgical, Inc. (a)(b)	84,927	35,669
Atricure, Inc. (a)	14,905	627,799
Atrion Corp.	420	252,130
Avanos Medical, Inc. (a)	14,338	317,587
AxoGen, Inc. (a)	13,463	153,747
Axonics Modulation Technologies, Inc. (a)	15,733	1,150,712
Baxter International, Inc.	159,581	8,673,227
Becton, Dickinson & Co.	90,638	21,387,849
Beyond Air, Inc. (a)(b)	8,539	57,980
BioLife Solutions, Inc. (a)	11,899	279,864
Bioventus, Inc. (a)(b)	13,781	112,177
Boston Scientific Corp. (a)	455,085	19,618,714
Butterfly Network, Inc. Class A (a)	41,152	201,645
Cardiovascular Systems, Inc. (a)	12,989	187,561
Cerus Corp. (a)	53,786	196,857
ClearPoint Neuro, Inc. (a)(b)	5,169	51,742
Co.-Diagnostics, Inc. (a)(b)	8,822	30,612
CONMED Corp.	9,539	760,544
Cutera, Inc. (a)(b)	5,037	231,551
DarioHealth Corp. (a)(b)	5,470	24,232
Dentsply Sirona, Inc.	67,405	2,077,422
DexCom, Inc. (a)	124,826	15,076,484
Edwards Lifesciences Corp. (a)	196,861	14,258,642
Embecta Corp.	17,786	549,943
Enovis Corp. (a)	15,463	764,645
Envista Holdings Corp. (a)	51,411	1,697,077
Figs, Inc. Class A (a)(b)	41,820	308,632
Glaukos Corp. (a)	14,917	836,396
Globus Medical, Inc. (a)	24,809	1,662,203
Haemonetics Corp. (a)	16,157	1,372,537
Heska Corp. (a)	3,328	238,817
Hologic, Inc. (a)	79,979	5,422,576
ICU Medical, Inc. (a)(b)	6,515	966,891
IDEXX Laboratories, Inc. (a)	26,466	9,519,291
Inari Medical, Inc. (a)(b)	15,393	1,184,183
Inogen, Inc. (a)	6,423	145,545
Inspire Medical Systems, Inc. (a)	8,740	1,703,863
Insulet Corp. (a)	22,168	5,737,300
Integer Holdings Corp. (a)	10,886	678,524
Integra LifeSciences Holdings Corp. (a)	22,928	1,152,132
Intuitive Surgical, Inc. (a)	113,557	27,988,394
IRadimed Corp.	2,130	61,877
iRhythm Technologies, Inc. (a)	9,416	1,200,446
Lantheus Holdings, Inc. (a)	21,504	1,591,081
LeMaitre Vascular, Inc.	6,572	285,225
LivaNova PLC (a)	16,894	795,707
Masimo Corp. (a)	15,462	2,034,799
Medtronic PLC	422,185	36,873,638
Meridian Bioscience, Inc. (a)	13,737	439,172
Merit Medical Systems, Inc. (a)	18,516	1,273,345
Mesa Laboratories, Inc.	1,579	208,760
Neogen Corp. (a)	69,855	922,086
Nevro Corp. (a)	10,749	412,117
Novocure Ltd. (a)(b)	28,486	2,012,821
NuVasive, Inc. (a)	16,109	710,890
Omnicell, Inc. (a)	13,881	1,073,279
OraSure Technologies, Inc. (a)	21,610	94,220
Orthofix International NV (a)	6,582	105,707
OrthoPediatrics Corp. (a)	4,333	184,109
Outset Medical, Inc. (a)	15,945	247,785
Owlet, Inc. (a)(b)	21,633	20,714
Penumbra, Inc. (a)	12,103	2,075,301
PROCEPT BioRobotics Corp. (a)	10,494	476,742
Pulmonx Corp. (a)(b)	11,674	155,965
QuidelOrtho Corp. (a)	17,345	1,557,928
ResMed, Inc.	46,648	10,434,691
Seaspine Holdings Corp. (a)	9,689	62,300
Semler Scientific, Inc. (a)	2,238	94,018
Senseonics Holdings, Inc. (a)(b)	130,278	153,728
Shockwave Medical, Inc. (a)	11,407	3,343,962
SI-BONE, Inc. (a)(b)	8,348	162,285
Sight Sciences, Inc. (a)(b)	9,593	75,113
Silk Road Medical, Inc. (a)(b)	11,125	490,390
SmileDirectClub, Inc. (a)(b)	28,595	20,591
Staar Surgical Co. (a)	15,158	1,074,247
Stereotaxis, Inc. (a)	15,519	29,021
STERIS PLC	31,804	5,488,734
Stryker Corp.	107,075	24,545,873
SurModics, Inc. (a)	4,498	153,562
Tactile Systems Technology, Inc. (a)	5,822	43,316
Tandem Diabetes Care, Inc. (a)	20,481	1,150,008
Teleflex, Inc.	14,872	3,190,936
The Cooper Companies, Inc.	15,729	4,300,151
TransMedics Group, Inc. (a)	10,130	488,469
Treace Medical Concepts, Inc. (a)	10,616	259,880
UFP Technologies, Inc. (a)	2,093	196,428
Utah Medical Products, Inc.	1,086	97,251
Varex Imaging Corp. (a)	11,910	263,330
Vicarious Surgical, Inc. (a)	15,724	60,852
ViewRay, Inc. (a)	48,669	208,790
Zimmer Biomet Holdings, Inc.	66,558	7,544,349
Zimvie, Inc. (a)	6,376	55,918
Zomedica Corp. (a)(b)	318,952	73,295
Zynex, Inc. (b)	6,904	78,706
		330,469,342
Health Care Providers & Services - 3.4%
1Life Healthcare, Inc. (a)	54,435	930,839
23andMe Holding Co. Class A (a)(b)	85,894	269,707
Acadia Healthcare Co., Inc. (a)	28,641	2,328,513
Accolade, Inc. (a)	17,821	192,110
AdaptHealth Corp. (a)(b)	24,801	565,463
Addus HomeCare Corp. (a)	5,161	528,590
Agiliti, Inc. (a)(b)	11,454	200,101
Amedisys, Inc. (a)	10,226	997,955
AmerisourceBergen Corp.	49,287	7,748,902
AMN Healthcare Services, Inc. (a)	13,814	1,733,657
Apollo Medical Holdings, Inc. (a)(b)	11,926	422,896
ATI Physical Therapy, Inc. (a)(b)	17,845	19,451
Aveanna Healthcare Holdings, Inc. (a)(b)	13,072	18,170
Brookdale Senior Living, Inc. (a)	56,553	252,792
Cano Health, Inc. (a)(b)	60,882	217,958
Cardinal Health, Inc.	86,513	6,566,337
CareMax, Inc. Class A (a)	20,985	147,734
Castle Biosciences, Inc. (a)	7,503	191,477
Centene Corp. (a)	181,253	15,430,102
Chemed Corp.	4,735	2,210,629
Cigna Corp.	96,868	31,294,176
Clover Health Investments Corp. (a)	97,163	153,518
Community Health Systems, Inc. (a)	38,872	111,563
Corvel Corp. (a)	2,875	472,104
Cross Country Healthcare, Inc. (a)	10,932	405,468
CVS Health Corp.	417,134	39,502,590
DaVita HealthCare Partners, Inc. (a)	17,756	1,296,366
DocGo, Inc. Class A (a)	23,279	230,462
Elevance Health, Inc.	76,240	41,685,745
Encompass Health Corp.	31,421	1,710,559
Enhabit Home Health & Hospice (a)	17,436	216,555
Fulgent Genetics, Inc. (a)	6,110	242,139
Guardant Health, Inc. (a)	32,239	1,595,831
HCA Holdings, Inc.	68,283	14,849,504
HealthEquity, Inc. (a)	26,657	2,076,847
Henry Schein, Inc. (a)	43,476	2,976,367
Hims & Hers Health, Inc. (a)(b)	39,481	179,244
Humana, Inc.	40,217	22,444,303
InfuSystems Holdings, Inc. (a)	5,587	42,629
Invitae Corp. (a)(b)	65,012	167,731
Laboratory Corp. of America Holdings	28,750	6,378,475
LHC Group, Inc. (a)	9,787	1,635,408
McKesson Corp.	45,660	17,778,634
Modivcare, Inc. (a)	4,063	395,086
Molina Healthcare, Inc. (a)	18,424	6,611,637
National Healthcare Corp.	4,131	251,661
National Research Corp. Class A	4,204	171,229
Oak Street Health, Inc. (a)(b)	37,240	753,365
Opko Health, Inc. (a)	125,408	238,275
Option Care Health, Inc. (a)	49,324	1,492,544
Owens & Minor, Inc.	24,735	420,495
Patterson Companies, Inc.	26,666	692,516
Pediatrix Medical Group, Inc. (a)	26,513	514,352
Pennant Group, Inc. (a)	8,357	102,875
PetIQ, Inc. Class A (a)	7,858	64,593
Premier, Inc.	38,037	1,326,731
Privia Health Group, Inc. (a)	15,810	529,319
Progyny, Inc. (a)	24,103	1,071,860
Quest Diagnostics, Inc.	36,962	5,309,591
R1 Rcm, Inc. (a)	44,598	787,601
RadNet, Inc. (a)	14,162	270,777
Select Medical Holdings Corp.	31,788	816,316
Sema4 Holdings Corp. Class A (a)(b)	83,854	86,370
Surgery Partners, Inc. (a)	12,825	348,712
Talkspace, Inc. Class A (a)	30,074	21,804
Tenet Healthcare Corp. (a)	34,086	1,512,055
The Ensign Group, Inc.	17,737	1,592,428
The Joint Corp. (a)	4,563	75,381
U.S. Physical Therapy, Inc.	4,215	374,292
UnitedHealth Group, Inc.	297,021	164,891,208
Universal Health Services, Inc. Class B	21,177	2,453,779
		421,596,453
Health Care Technology - 0.1%
Allscripts Healthcare Solutions, Inc. (a)	36,080	530,376
American Well Corp. (a)	80,468	329,114
Certara, Inc. (a)	31,959	390,859
Computer Programs & Systems, Inc. (a)	5,009	161,791
Definitive Healthcare Corp. (a)(b)	12,689	200,232
Doximity, Inc. (a)(b)	35,690	944,714
Evolent Health, Inc. (a)	26,818	853,081
GoodRx Holdings, Inc. (a)(b)	20,689	111,100
Health Catalyst, Inc. (a)(b)	17,674	155,885
HealthStream, Inc. (a)	8,543	211,012
iCAD, Inc. (a)	5,426	10,364
MultiPlan Corp. Class A (a)(b)	73,944	212,219
Nextgen Healthcare, Inc. (a)	16,753	335,730
Phreesia, Inc. (a)	15,912	434,716
Schrodinger, Inc. (a)	18,235	437,093
Sharecare, Inc. Class A (a)(b)	91,246	175,192
Simulations Plus, Inc.	4,935	204,803
Tabula Rasa HealthCare, Inc. (a)(b)	7,947	31,152
Teladoc Health, Inc. (a)(b)	51,914	1,538,731
Veeva Systems, Inc. Class A (a)	44,424	7,460,567
		14,728,731
Life Sciences Tools & Services - 1.7%
10X Genomics, Inc. (a)	29,829	810,752
Adaptive Biotechnologies Corp. (a)	33,653	261,820
Agilent Technologies, Inc.	94,835	13,120,422
Avantor, Inc. (a)	214,139	4,319,184
Azenta, Inc.	23,436	1,040,558
Berkeley Lights, Inc. (a)	13,996	31,071
Bio-Rad Laboratories, Inc. Class A (a)	6,876	2,418,358
Bio-Techne Corp.	12,556	3,719,841
BioNano Genomics, Inc. (a)(b)	91,524	214,166
Bruker Corp.	31,736	1,962,554
Charles River Laboratories International, Inc. (a)	16,015	3,399,184
ChromaDex, Inc. (a)(b)	16,213	24,644
Codexis, Inc. (a)	17,603	98,929
CryoPort, Inc. (a)(b)	15,201	421,980
Danaher Corp.	208,131	52,380,329
Frontage Holdings Corp. (a)(d)	224,000	50,509
Illumina, Inc. (a)	49,850	11,406,677
Inotiv, Inc. (a)(b)	4,563	94,819
IQVIA Holdings, Inc. (a)	59,229	12,418,544
Maravai LifeSciences Holdings, Inc. (a)	33,808	561,213
Medpace Holdings, Inc. (a)	8,043	1,785,385
Mettler-Toledo International, Inc. (a)	7,146	9,039,190
Nanostring Technologies, Inc. (a)	13,993	146,367
Nautilus Biotechnology, Inc. (a)(b)	14,937	36,894
NeoGenomics, Inc. (a)	39,417	299,766
Pacific Biosciences of California, Inc. (a)(b)	69,069	582,942
PerkinElmer, Inc.	40,189	5,368,447
Personalis, Inc. (a)	10,370	27,688
Quanterix Corp. (a)	10,285	113,855
Quantum-Si, Inc. (a)	26,118	79,138
Science 37 Holdings, Inc. (a)	14,077	20,412
Seer, Inc. (a)(b)	11,062	86,615
SomaLogic, Inc. Class A (a)	43,813	152,031
Sotera Health Co. (a)	30,319	208,595
Standard BioTools, Inc. (a)(b)	20,426	24,103
Syneos Health, Inc. (a)	32,514	1,638,055
Thermo Fisher Scientific, Inc.	124,501	63,989,779
Waters Corp. (a)	19,001	5,684,529
West Pharmaceutical Services, Inc.	23,559	5,420,926
		203,460,271
Pharmaceuticals - 4.2%
9 Meters Biopharma, Inc. (a)	1	3
Aclaris Therapeutics, Inc. (a)	16,091	251,181
Aerie Pharmaceuticals, Inc. (a)	14,950	227,539
Amneal Pharmaceuticals, Inc. (a)	31,218	68,680
Amphastar Pharmaceuticals, Inc. (a)	11,558	357,142
ANI Pharmaceuticals, Inc. (a)(b)	4,131	159,415
Arvinas Holding Co. LLC (a)	15,735	782,187
Atea Pharmaceuticals, Inc. (a)	26,579	159,474
Athira Pharma, Inc. (a)	10,098	33,424
Axsome Therapeutics, Inc. (a)(b)	10,520	474,978
Bristol-Myers Squibb Co.	678,463	52,560,529
Cara Therapeutics, Inc. (a)(b)	13,069	122,849
Cassava Sciences, Inc. (a)(b)	11,571	421,647
Catalent, Inc. (a)	56,546	3,716,769
Citius Pharmaceuticals, Inc. (a)(b)	38,617	41,706
Clearside Biomedical, Inc. (a)	16,913	19,281
Collegium Pharmaceutical, Inc. (a)(b)	10,399	186,558
Corcept Therapeutics, Inc. (a)(b)	30,798	880,823
CymaBay Therapeutics, Inc. (a)	23,832	82,935
DICE Therapeutics, Inc. (a)	8,050	285,856
Edgewise Therapeutics, Inc. (a)	9,550	90,821
Elanco Animal Health, Inc. (a)	143,291	1,890,008
Eli Lilly & Co.	250,542	90,718,753
Esperion Therapeutics, Inc. (a)(b)	19,401	157,730
Evolus, Inc. (a)(b)	10,477	89,683
Eyepoint Pharmaceuticals, Inc. (a)(b)	7,957	42,968
Fulcrum Therapeutics, Inc. (a)(b)	9,196	51,130
Harmony Biosciences Holdings, Inc. (a)(b)	9,597	499,044
Innoviva, Inc. (a)	18,814	255,118
Intra-Cellular Therapies, Inc. (a)	27,513	1,256,519
Jazz Pharmaceuticals PLC (a)	19,721	2,835,683
Johnson & Johnson	835,003	145,265,472
KemPharm, Inc. (a)(b)	9,240	51,744
Liquidia Technologies, Inc. (a)(b)	15,713	76,837
Marinus Pharmaceuticals, Inc. (a)(b)	10,999	63,244
Merck & Co., Inc.	804,640	81,429,568
Nektar Therapeutics (a)	56,169	211,195
NGM Biopharmaceuticals, Inc. (a)	12,159	64,929
Nuvation Bio, Inc. (a)(b)	35,584	78,285
Ocular Therapeutix, Inc. (a)	23,038	83,167
Omeros Corp. (a)(b)	19,278	63,810
Organon & Co.	81,541	2,134,743
Pacira Biosciences, Inc. (a)	14,595	755,437
Paratek Pharmaceuticals, Inc. (a)(b)	13,944	49,641
Perrigo Co. PLC	42,760	1,722,373
Pfizer, Inc.	1,783,433	83,018,806
Phathom Pharmaceuticals, Inc. (a)(b)	4,790	50,774
Phibro Animal Health Corp. Class A	6,283	92,297
Pliant Therapeutics, Inc. (a)	11,051	274,838
Prestige Brands Holdings, Inc. (a)	16,249	885,246
Provention Bio, Inc. (a)	24,693	171,369
Reata Pharmaceuticals, Inc. (a)(b)	8,390	270,158
Relmada Therapeutics, Inc. (a)	8,641	55,216
Revance Therapeutics, Inc. (a)	25,914	578,141
Royalty Pharma PLC	116,498	4,930,195
Seelos Therapeutics, Inc. (a)(b)	37,595	32,685
SIGA Technologies, Inc. (b)	11,599	106,595
Supernus Pharmaceuticals, Inc. (a)	16,955	581,048
Theravance Biopharma, Inc. (a)	16,083	160,348
Theseus Pharmaceuticals, Inc.	3,491	18,782
Tricida, Inc. (a)(b)	9,901	3,290
Ventyx Biosciences, Inc.	7,202	233,129
Viatris, Inc.	386,963	3,919,935
Xeris Biopharma Holdings, Inc. (a)(b)	34,104	54,566
Xeris Biopharma Holdings, Inc. rights (a)(c)	8,992	1,629
Zoetis, Inc. Class A	148,712	22,422,795
		508,632,720
TOTAL HEALTH CARE		1,823,898,713
INDUSTRIALS - 9.1%
Aerospace & Defense - 1.7%
AAR Corp. (a)	10,051	445,460
Aerojet Rocketdyne Holdings, Inc. (a)	23,911	1,158,488
AeroVironment, Inc. (a)	8,319	761,189
AerSale Corp. (a)	5,099	108,099
Archer Aviation, Inc. Class A (a)(b)	38,213	108,907
Astra Space, Inc. Class A (a)(b)	38,863	24,499
Astronics Corp. (a)	7,109	65,829
Axon Enterprise, Inc. (a)	21,535	3,132,050
BWX Technologies, Inc.	29,251	1,666,722
Byrna Technologies, Inc. (a)(b)	4,506	31,857
Cadre Holdings, Inc.	5,048	148,260
Curtiss-Wright Corp.	12,188	2,045,512
Ducommun, Inc. (a)	3,558	167,973
General Dynamics Corp.	71,381	17,830,974
HEICO Corp.	12,101	1,968,107
HEICO Corp. Class A	22,762	2,897,603
Hexcel Corp.	26,503	1,476,217
Howmet Aerospace, Inc.	117,594	4,180,467
Huntington Ingalls Industries, Inc.	12,721	3,270,187
Kaman Corp.	8,677	278,532
Kratos Defense & Security Solutions, Inc. (a)	38,401	425,483
L3Harris Technologies, Inc.	60,859	14,999,918
Lockheed Martin Corp.	74,922	36,463,039
Maxar Technologies, Inc.	22,696	507,029
Mercury Systems, Inc. (a)	17,993	870,861
Momentus, Inc. Class A (a)(b)	23,554	34,389
Moog, Inc. Class A	8,904	754,614
National Presto Industries, Inc.	1,477	104,114
Northrop Grumman Corp.	46,186	25,356,576
Park Aerospace Corp.	7,178	89,294
Parsons Corp. (a)	10,782	505,460
Raytheon Technologies Corp.	469,050	44,475,321
Rocket Lab U.S.A., Inc. Class A (a)(b)	71,578	364,332
Spirit AeroSystems Holdings, Inc. Class A	33,691	780,284
Textron, Inc.	67,474	4,617,921
The Boeing Co. (a)	177,530	25,299,800
TransDigm Group, Inc.	16,349	9,413,100
Triumph Group, Inc. (a)	19,741	178,656
V2X, Inc. (a)	3,976	162,976
Virgin Galactic Holdings, Inc. (a)(b)	74,665	344,952
Woodward, Inc.	19,266	1,766,692
		209,281,743
Air Freight & Logistics - 0.5%
Air Transport Services Group, Inc. (a)	17,920	523,264
Atlas Air Worldwide Holdings, Inc. (a)	8,093	818,526
C.H. Robinson Worldwide, Inc.	39,246	3,835,119
Expeditors International of Washington, Inc.	51,908	5,079,198
FedEx Corp.	75,795	12,148,423
Forward Air Corp.	8,276	876,180
GXO Logistics, Inc. (a)	38,411	1,403,538
Hub Group, Inc. Class A (a)	10,996	853,290
United Parcel Service, Inc. Class B	232,532	39,011,894
		64,549,432
Airlines - 0.2%
Alaska Air Group, Inc. (a)	40,586	1,804,454
Allegiant Travel Co. (a)	4,771	358,064
American Airlines Group, Inc. (a)(b)	204,019	2,892,989
Blade Air Mobility, Inc. (a)	14,338	64,521
Delta Air Lines, Inc. (a)	203,815	6,915,443
Hawaiian Holdings, Inc. (a)	15,617	225,353
JetBlue Airways Corp. (a)	99,692	801,524
Joby Aviation, Inc. (a)(b)	93,150	448,983
SkyWest, Inc. (a)	14,968	264,634
Southwest Airlines Co. (a)	188,618	6,856,264
Spirit Airlines, Inc. (a)	34,386	756,492
Sun Country Airlines Holdings, Inc. (a)(b)	9,425	153,439
United Airlines Holdings, Inc. (a)	103,513	4,459,340
Wheels Up Experience, Inc. Class A (a)	53,485	94,668
		26,096,168
Building Products - 0.6%
A.O. Smith Corp.	41,226	2,258,360
AAON, Inc.	13,032	840,434
Advanced Drain Systems, Inc.	20,343	2,357,347
Allegion PLC	27,774	2,909,882
American Woodmark Corp. (a)	5,011	227,249
Apogee Enterprises, Inc.	7,502	344,192
Armstrong World Industries, Inc.	14,990	1,132,794
Builders FirstSource, Inc. (a)	49,468	3,050,197
Carlisle Companies, Inc.	16,319	3,896,977
Carrier Global Corp.	266,696	10,603,833
CSW Industrials, Inc.	4,966	640,217
Fortune Brands Home & Security, Inc.	41,130	2,480,962
Gibraltar Industries, Inc. (a)	10,470	534,808
Griffon Corp.	15,286	491,292
Hayward Holdings, Inc. (a)(b)	33,627	311,050
Insteel Industries, Inc.	6,015	158,495
Janus International Group, Inc. (a)	25,835	248,791
Jeld-Wen Holding, Inc. (a)	27,474	291,499
Johnson Controls International PLC	218,315	12,627,340
Lennox International, Inc.	10,249	2,393,859
Masco Corp.	71,532	3,309,786
Masonite International Corp. (a)	7,046	504,000
Owens Corning	30,605	2,620,094
PGT Innovations, Inc. (a)	19,379	412,966
Quanex Building Products Corp.	9,913	219,672
Resideo Technologies, Inc. (a)	46,763	1,104,542
Simpson Manufacturing Co. Ltd.	13,725	1,173,213
Tecnoglass, Inc.	6,528	134,020
The AZEK Co., Inc. (a)	35,931	629,152
Trane Technologies PLC	73,393	11,715,725
Trex Co., Inc. (a)	35,226	1,694,018
UFP Industries, Inc.	19,638	1,398,815
View, Inc. Class A (a)(b)	26,144	35,294
Zurn Elkay Water Solutions Cor (b)	46,438	1,090,829
		73,841,704
Commercial Services & Supplies - 0.6%
ABM Industries, Inc.	21,307	948,375
ACCO Brands Corp.	28,567	131,408
ACV Auctions, Inc. Class A (a)	35,586	324,544
Aris Water Solution, Inc. Class A (b)	9,119	155,297
Aurora Innovation, Inc. (a)(b)	119,581	246,337
Brady Corp. Class A	14,850	679,388
BrightView Holdings, Inc. (a)	13,371	119,269
Casella Waste Systems, Inc. Class A (a)	16,076	1,315,178
Cimpress PLC (a)	5,958	138,702
Cintas Corp.	27,342	11,690,072
Clean Harbors, Inc. (a)	15,869	1,943,318
Copart, Inc. (a)	67,850	7,804,107
CoreCivic, Inc. (a)	37,462	392,227
Deluxe Corp.	12,987	238,701
Driven Brands Holdings, Inc. (a)	17,789	568,892
Ennis, Inc.	8,567	193,272
Harsco Corp. (a)	23,894	126,399
Healthcare Services Group, Inc.	23,931	334,077
Heritage-Crystal Clean, Inc. (a)	5,026	138,064
HNI Corp.	13,022	377,508
IAA, Inc. (a)	41,913	1,589,760
Interface, Inc.	18,084	204,530
KAR Auction Services, Inc. (a)(b)	37,743	548,406
Kimball International, Inc. Class B	13,170	97,326
Matthews International Corp. Class A	9,591	257,806
Millerknoll, Inc.	23,263	492,710
Montrose Environmental Group, Inc. (a)(b)	8,152	356,895
MSA Safety, Inc.	11,462	1,538,659
Pitney Bowes, Inc.	49,324	153,398
Republic Services, Inc.	65,168	8,642,580
Rollins, Inc.	73,473	3,091,744
SP Plus Corp. (a)	6,961	257,766
Steelcase, Inc. Class A	27,507	213,729
Stericycle, Inc. (a)	29,398	1,310,563
Tetra Tech, Inc.	16,993	2,400,771
The Brink's Co.	15,504	924,504
The GEO Group, Inc. (a)	37,895	320,592
UniFirst Corp.	4,888	899,441
Viad Corp. (a)	6,170	230,018
VSE Corp.	3,357	155,396
Waste Management, Inc.	119,297	18,893,066
		70,444,795
Construction & Engineering - 0.2%
AECOM	44,177	3,325,645
Ameresco, Inc. Class A (a)(b)	10,874	657,660
API Group Corp. (a)	63,394	1,045,367
Arcosa, Inc.	15,377	987,203
Argan, Inc.	4,635	160,695
Comfort Systems U.S.A., Inc.	11,462	1,413,035
Construction Partners, Inc. Class A (a)	12,628	393,236
Dycom Industries, Inc. (a)	9,155	1,081,938
EMCOR Group, Inc.	15,619	2,203,841
Fluor Corp. (a)	45,561	1,378,676
Granite Construction, Inc. (b)	14,192	478,696
Great Lakes Dredge & Dock Corp. (a)	20,417	154,353
IES Holdings, Inc. (a)	2,725	90,034
MasTec, Inc. (a)	18,247	1,406,479
Matrix Service Co. (a)	7,553	37,010
MDU Resources Group, Inc.	63,756	1,815,771
MYR Group, Inc. (a)	5,498	481,130
Northwest Pipe Co. (a)	3,168	107,680
NV5 Global, Inc. (a)	4,259	617,342
Primoris Services Corp.	16,253	328,148
Quanta Services, Inc.	45,359	6,442,792
Sterling Construction Co., Inc. (a)	9,030	243,720
Tutor Perini Corp. (a)	13,797	102,374
Valmont Industries, Inc.	6,690	2,135,582
Willscot Mobile Mini Holdings (a)	67,732	2,880,642
		29,969,049
Electrical Equipment - 0.7%
Acuity Brands, Inc.	10,478	1,923,446
Advent Technologies Holdings, Inc. Class A (a)(b)	16,161	36,524
American Superconductor Corp. (a)	9,005	40,703
AMETEK, Inc.	72,909	9,453,381
Array Technologies, Inc. (a)	44,687	808,835
Atkore, Inc. (a)	13,199	1,257,865
AZZ, Inc.	7,554	303,671
Babcock & Wilcox Enterprises, Inc. (a)	24,589	112,126
Beam Global (a)(b)	2,551	32,015
Bloom Energy Corp. Class A (a)(b)	56,465	1,056,460
ChargePoint Holdings, Inc. Class A (a)(b)	83,015	1,160,550
Eaton Corp. PLC	127,028	19,063,092
Emerson Electric Co.	187,639	16,249,537
Encore Wire Corp.	6,113	841,088
Energous Corp. (a)(b)	41,860	51,488
EnerSys	12,989	861,041
Enovix Corp. (a)(b)	35,723	674,093
Eos Energy Enterprises, Inc. (a)	17,544	27,193
ESS Tech, Inc. Class A (a)(b)	18,654	78,906
Fluence Energy, Inc. (b)	11,247	167,918
FTC Solar, Inc. (a)(b)	7,623	15,780
FuelCell Energy, Inc. (a)(b)	111,947	349,275
Generac Holdings, Inc. (a)	20,119	2,331,993
GrafTech International Ltd.	60,235	306,596
Hubbell, Inc. Class B	16,925	4,019,349
KULR Technology Group, Inc. (a)(b)	24,540	50,307
nVent Electric PLC	52,348	1,910,702
Plug Power, Inc. (a)(b)	163,781	2,617,220
Powell Industries, Inc.	3,022	74,553
Regal Rexnord Corp.	21,209	2,683,787
Rockwell Automation, Inc.	36,639	9,353,937
Sensata Technologies, Inc. PLC	49,331	1,983,600
Shoals Technologies Group, Inc. (a)	34,664	801,085
Stem, Inc. (a)(b)	46,583	633,529
SunPower Corp. (a)(b)	25,672	474,675
Sunrun, Inc. (a)	67,118	1,510,826
Thermon Group Holdings, Inc. (a)	10,840	192,518
TPI Composites, Inc. (a)	11,651	116,044
Vertiv Holdings Co.	97,419	1,394,066
Vicor Corp. (a)	6,635	316,954
		85,336,728
Industrial Conglomerates - 0.8%
3M Co.	176,128	22,155,141
General Electric Co.	348,875	27,145,964
Honeywell International, Inc.	214,090	43,678,642
		92,979,747
Machinery - 2.0%
3D Systems Corp. (a)(b)	40,041	353,562
AGCO Corp.	19,663	2,441,555
Agrify Corp. (a)	1	2
Alamo Group, Inc.	3,185	484,375
Albany International Corp. Class A	10,001	916,292
Allison Transmission Holdings, Inc.	30,388	1,283,893
Altra Industrial Motion Corp.	21,118	1,270,037
Astec Industries, Inc.	6,922	302,145
Barnes Group, Inc.	16,606	587,354
Berkshire Grey, Inc. Class A (a)(b)	15,564	20,856
Blue Bird Corp. (a)	5,917	54,259
Caterpillar, Inc.	167,708	36,302,074
Chart Industries, Inc. (a)	11,414	2,543,952
CIRCOR International, Inc. (a)	5,950	122,987
Columbus McKinnon Corp. (NY Shares)	8,981	256,138
Commercial Vehicle Group, Inc. (a)	8,737	44,034
Crane Holdings Co.	15,113	1,516,438
Cummins, Inc.	44,827	10,960,650
Deere & Co.	88,317	34,957,635
Desktop Metal, Inc. (a)(b)	76,434	193,378
Donaldson Co., Inc.	38,699	2,223,258
Douglas Dynamics, Inc.	6,954	236,088
Dover Corp.	45,569	5,955,413
Energy Recovery, Inc. (a)	18,136	466,639
Enerpac Tool Group Corp. Class A	18,461	469,094
EnPro Industries, Inc.	6,632	706,308
ESAB Corp.	14,009	522,536
ESCO Technologies, Inc.	8,371	721,329
Evoqua Water Technologies Corp. (a)	39,023	1,528,921
Federal Signal Corp.	19,339	902,164
Flowserve Corp.	41,544	1,191,482
Fortive Corp.	112,782	7,206,770
Franklin Electric Co., Inc.	12,138	994,588
Gates Industrial Corp. PLC (a)	29,096	324,420
Gorman-Rupp Co.	6,895	187,130
Graco, Inc.	53,622	3,731,019
Helios Technologies, Inc.	10,470	593,544
Hillenbrand, Inc.	22,389	989,146
Hillman Solutions Corp. Class A (a)	39,467	308,237
Hydrofarm Holdings Group, Inc. (a)(b)	11,475	29,606
Hyliion Holdings Corp. Class A (a)(b)	36,573	104,233
Hyster-Yale Materials Handling, Inc. Class A	2,834	82,639
Hyzon Motors, Inc. Class A (a)(b)	27,450	52,430
IDEX Corp.	23,974	5,329,660
Illinois Tool Works, Inc.	89,523	19,115,846
Ingersoll Rand, Inc.	128,084	6,468,242
ITT, Inc.	26,721	2,041,217
John Bean Technologies Corp.	10,220	932,064
Kadant, Inc.	3,761	669,270
Kennametal, Inc.	26,855	717,297
Lightning eMotors, Inc. (a)(b)	8,869	13,658
Lincoln Electric Holdings, Inc.	18,466	2,622,172
Lindsay Corp.	3,539	599,153
Luxfer Holdings PLC sponsored	8,629	124,862
Manitowoc Co., Inc. (a)	10,105	92,158
Markforged Holding Corp. (a)(b)	21,473	46,811
Microvast Holdings, Inc. (a)	73,042	178,953
Middleby Corp. (a)	17,188	2,403,914
Mueller Industries, Inc.	18,182	1,138,920
Mueller Water Products, Inc. Class A	50,985	596,525
Nikola Corp. (a)(b)	98,060	371,647
Nordson Corp.	17,124	3,852,900
Omega Flex, Inc. (b)	971	91,662
Oshkosh Corp.	21,083	1,855,304
Otis Worldwide Corp.	133,654	9,441,319
PACCAR, Inc.	110,639	10,713,174
Parker Hannifin Corp.	40,720	11,834,046
Pentair PLC	52,860	2,270,337
Proterra, Inc. Class A (a)(b)	61,403	383,155
Proto Labs, Inc. (a)	8,381	320,070
RBC Bearings, Inc. (a)(b)	9,144	2,318,278
REV Group, Inc.	9,672	132,893
Sarcos Technology and Robotics Corp. Class A (a)(b)	19,675	39,744
Shyft Group, Inc. (The)	9,647	221,688
Snap-On, Inc.	16,857	3,743,097
SPX Technologies, Inc. (a)	14,218	936,113
Standex International Corp.	3,603	356,877
Stanley Black & Decker, Inc.	46,962	3,686,047
Tennant Co.	5,660	329,695
Terex Corp.	22,344	905,826
The Greenbrier Companies, Inc.	9,813	346,497
Timken Co.	21,302	1,518,620
Titan International, Inc. (a)	15,687	234,678
Toro Co.	33,163	3,496,375
Trinity Industries, Inc.	26,789	764,290
Velo3D, Inc. (a)(b)	18,700	73,678
Wabash National Corp.	14,941	323,473
Watts Water Technologies, Inc. Class A	8,868	1,297,920
Westinghouse Air Brake Tech Co.	57,507	5,364,253
Xos, Inc. Class A (a)(b)	16,311	18,431
Xylem, Inc.	57,263	5,865,449
		240,336,868
Marine - 0.0%
Eagle Bulk Shipping, Inc. (b)	3,118	150,849
Genco Shipping & Trading Ltd.	10,803	144,760
Kirby Corp. (a)	19,208	1,339,758
Matson, Inc.	12,516	920,927
Pangaea Logistics Solutions Ltd. (b)	8,081	39,031
		2,595,325
Professional Services - 0.6%
Alight, Inc. Class A (a)	89,603	742,809
ASGN, Inc. (a)	16,119	1,366,569
Atlas Technical Consultants, Inc. (a)(b)	5,617	42,577
Barrett Business Services, Inc.	2,204	192,233
BlackSky Technology, Inc. Class A (a)	19,558	31,488
Booz Allen Hamilton Holding Corp. Class A	42,025	4,574,421
CACI International, Inc. Class A (a)	7,358	2,237,053
CBIZ, Inc. (a)	16,347	811,465
Clarivate Analytics PLC (a)	138,281	1,428,443
CoStar Group, Inc. (a)	125,534	10,384,172
CRA International, Inc.	2,273	233,528
Dun & Bradstreet Holdings, Inc.	69,970	899,115
Equifax, Inc.	38,721	6,564,758
Exponent, Inc.	16,330	1,555,596
First Advantage Corp. (a)	19,879	279,300
Forrester Research, Inc. (a)	3,280	138,810
Franklin Covey Co. (a)	3,875	196,075
FTI Consulting, Inc. (a)	11,059	1,721,112
Heidrick & Struggles International, Inc.	6,057	170,565
HireRight Holdings Corp.	6,894	92,793
Huron Consulting Group, Inc. (a)	6,620	487,431
ICF International, Inc.	5,177	619,325
Insperity, Inc.	11,328	1,336,931
Jacobs Solutions, Inc.	40,609	4,678,969
KBR, Inc.	43,750	2,177,438
Kelly Services, Inc. Class A (non-vtg.)	10,915	178,351
Kforce, Inc.	6,160	389,743
Korn Ferry	17,318	962,708
Leidos Holdings, Inc.	43,294	4,398,237
Manpower, Inc.	16,554	1,296,840
Red Violet, Inc. (a)	3,483	60,744
Resources Connection, Inc.	9,382	171,409
Robert Half International, Inc.	35,032	2,678,547
Science Applications International Corp.	17,604	1,907,217
Skillsoft Corp. (a)(b)	24,007	42,973
Spire Global, Inc. (a)(b)	37,246	53,634
TransUnion Holding Co., Inc.	60,686	3,596,859
TriNet Group, Inc. (a)	11,928	775,081
TrueBlue, Inc. (a)	10,238	201,279
Upwork, Inc. (a)	39,258	528,020
Verisk Analytics, Inc.	49,896	9,122,486
Willdan Group, Inc. (a)	3,503	48,411
		69,375,515
Road & Rail - 0.8%
AMERCO	3,156	1,815,300
ArcBest Corp.	7,521	597,393
Avis Budget Group, Inc. (a)	9,197	2,174,723
Bird Global, Inc. Class A (a)(b)	44,381	19,270
Covenant Transport Group, Inc. Class A	2,964	112,158
CSX Corp.	681,518	19,804,913
Daseke, Inc. (a)	18,230	108,651
Heartland Express, Inc.	14,011	208,484
J.B. Hunt Transport Services, Inc.	26,400	4,516,248
Knight-Swift Transportation Holdings, Inc. Class A	50,949	2,447,080
Landstar System, Inc.	11,761	1,837,303
Marten Transport Ltd.	18,241	342,384
Norfolk Southern Corp.	74,771	17,053,022
Old Dominion Freight Lines, Inc.	29,023	7,969,716
P.A.M. Transportation Services, Inc.	2,697	75,111
Ryder System, Inc.	16,172	1,302,008
Saia, Inc. (a)	8,307	1,651,930
Schneider National, Inc. Class B	10,719	238,391
TuSimple Holdings, Inc. (a)(b)	45,069	154,587
U.S. Xpress Enterprises, Inc. (a)(b)	7,708	17,960
Union Pacific Corp.	198,438	39,120,067
Werner Enterprises, Inc.	18,175	712,460
XPO Logistics, Inc. (a)	36,863	1,907,292
Yellow Corp. (a)	12,048	53,373
		104,239,824
Trading Companies & Distributors - 0.4%
Air Lease Corp. Class A	33,450	1,180,451
Applied Industrial Technologies, Inc.	12,368	1,538,332
Beacon Roofing Supply, Inc. (a)	16,252	915,800
BlueLinx Corp. (a)	2,966	208,984
Boise Cascade Co.	12,158	811,790
Core & Main, Inc. (a)(b)	23,416	552,149
Custom Truck One Source, Inc. Class A (a)	23,841	165,218
DXP Enterprises, Inc. (a)	5,268	150,717
Fastenal Co.	182,579	8,824,043
GATX Corp.	11,180	1,170,658
Global Industrial Co.	4,930	156,478
GMS, Inc. (a)	13,274	626,533
H&E Equipment Services, Inc.	9,947	375,599
Herc Holdings, Inc.	8,038	945,349
Hudson Technologies, Inc. (a)(b)	11,729	108,024
McGrath RentCorp.	8,061	758,137
MRC Global, Inc. (a)	27,268	273,498
MSC Industrial Direct Co., Inc. Class A	14,760	1,224,785
NOW, Inc. (a)	33,645	428,301
Rush Enterprises, Inc. Class A	13,961	696,514
SiteOne Landscape Supply, Inc. (a)	14,093	1,632,956
Textainer Group Holdings Ltd.	13,071	391,084
Titan Machinery, Inc. (a)	6,012	206,693
Transcat, Inc. (a)	2,144	177,437
Triton International Ltd.	19,625	1,191,041
United Rentals, Inc. (a)	22,234	7,019,496
Univar Solutions, Inc. (a)	53,514	1,363,537
Veritiv Corp. (a)	4,270	496,430
W.W. Grainger, Inc.	14,421	8,426,911
Watsco, Inc. (b)	10,486	2,841,287
WESCO International, Inc. (a)	14,111	1,944,072
		46,802,304
TOTAL INDUSTRIALS		1,115,849,202
INFORMATION TECHNOLOGY - 25.0%
Communications Equipment - 0.8%
ADTRAN Holdings, Inc.	22,701	509,864
Arista Networks, Inc. (a)	78,239	9,455,966
Aviat Networks, Inc. (a)	3,371	110,097
CalAmp Corp. (a)	15,129	57,490
Calix, Inc. (a)	18,252	1,344,077
Cambium Networks Corp. (a)(b)	3,883	75,136
Casa Systems, Inc. (a)(b)	11,593	36,518
Ciena Corp. (a)	47,982	2,298,338
Cisco Systems, Inc.	1,315,077	59,743,948
Clearfield, Inc. (a)(b)	3,480	422,716
CommScope Holding Co., Inc. (a)	66,588	881,625
Comtech Telecommunications Corp.	7,652	84,555
Digi International, Inc. (a)	11,591	467,465
DZS, Inc. (a)(b)	5,113	81,246
EMCORE Corp. (a)	11,236	17,191
Extreme Networks, Inc. (a)	41,070	736,796
F5, Inc. (a)	18,964	2,710,145
Harmonic, Inc. (a)	33,674	520,263
Infinera Corp. (a)(b)	62,395	350,036
Inseego Corp. (a)(b)	23,098	52,201
Juniper Networks, Inc.	102,116	3,124,750
Lantronix, Inc. (a)	7,890	39,845
Lumentum Holdings, Inc. (a)	21,786	1,621,968
Motorola Solutions, Inc.	52,863	13,200,420
NETGEAR, Inc. (a)	8,661	170,189
NetScout Systems, Inc. (a)	21,507	772,531
Ondas Holdings, Inc. (a)(b)	10,368	41,472
Ribbon Communications, Inc. (a)	27,276	72,281
ViaSat, Inc. (a)(b)	23,835	976,282
Viavi Solutions, Inc. (a)	74,280	1,121,628
		101,097,039
Electronic Equipment & Components - 0.8%
908 Devices, Inc. (a)(b)	7,790	124,562
Advanced Energy Industries, Inc.	11,644	915,801
Aeva Technologies, Inc. (a)	30,397	60,794
AEye, Inc. Class A (a)(b)	31,705	27,599
Akoustis Technologies, Inc. (a)(b)	15,033	50,060
Alpine 4 Holdings, Inc. (a)(b)	62,924	45,431
Amphenol Corp. Class A	188,884	14,323,074
Arlo Technologies, Inc. (a)	26,626	137,124
Arrow Electronics, Inc. (a)	20,454	2,071,172
Avnet, Inc.	30,400	1,221,776
Badger Meter, Inc.	9,322	1,048,539
Belden, Inc.	13,994	974,402
Benchmark Electronics, Inc.	10,411	295,568
CDW Corp.	43,113	7,450,358
Cognex Corp.	54,993	2,542,326
Coherent Corp. (a)	41,473	1,393,908
Corning, Inc.	242,808	7,811,133
CTS Corp.	10,130	400,338
Daktronics, Inc. (a)	11,941	40,838
ePlus, Inc. (a)	8,231	401,014
Evolv Technologies Holdings, Inc. (a)	17,316	50,736
Fabrinet (a)	11,762	1,345,573
FARO Technologies, Inc. (a)	5,897	172,251
Focus Universal, Inc. (a)(b)	5,494	55,929
Identiv, Inc. (a)	7,268	87,579
Insight Enterprises, Inc. (a)	9,741	920,622
IPG Photonics Corp. (a)	10,734	919,474
Itron, Inc. (a)	13,779	673,655
Jabil, Inc.	43,722	2,809,139
Keysight Technologies, Inc. (a)	57,242	9,968,694
Kimball Electronics, Inc. (a)	7,465	154,302
Knowles Corp. (a)	28,133	386,829
Lightwave Logic, Inc. (a)(b)	37,120	314,406
Littelfuse, Inc.	7,835	1,725,659
Methode Electronics, Inc. Class A	11,924	491,627
MicroVision, Inc. (a)(b)	50,687	185,514
Mirion Technologies, Inc. Class A (a)(b)	39,912	322,489
Napco Security Technologies, Inc.	8,810	250,380
National Instruments Corp.	42,088	1,606,920
nLIGHT, Inc. (a)	13,783	148,443
Novanta, Inc. (a)	11,474	1,622,424
OSI Systems, Inc. (a)	4,790	393,642
Ouster, Inc. (a)(b)	23,584	29,480
Par Technology Corp. (a)(b)	7,779	223,880
PC Connection, Inc.	3,398	180,570
Plexus Corp. (a)	8,868	872,611
Rogers Corp. (a)	5,858	1,378,563
Sanmina Corp. (a)	18,414	1,032,105
ScanSource, Inc. (a)	7,632	236,439
Smartrent, Inc. (a)(b)	45,646	125,527
TD SYNNEX Corp.	13,348	1,221,475
TE Connectivity Ltd.	101,527	12,409,645
Teledyne Technologies, Inc. (a)	14,862	5,914,779
Trimble, Inc. (a)	78,764	4,738,442
TTM Technologies, Inc. (a)	32,556	498,432
Velodyne Lidar, Inc. (a)(b)	54,463	53,782
Vishay Intertechnology, Inc.	42,413	886,856
Vishay Precision Group, Inc. (a)	3,850	129,938
Vontier Corp.	51,113	976,258
Zebra Technologies Corp. Class A (a)	16,504	4,674,263
		101,525,149
IT Services - 4.5%
Accenture PLC Class A	200,902	57,036,078
Affirm Holdings, Inc. (a)(b)	65,579	1,316,171
Akamai Technologies, Inc. (a)	50,427	4,454,217
Amdocs Ltd.	39,124	3,376,792
Automatic Data Processing, Inc.	131,929	31,887,239
BigCommerce Holdings, Inc. (a)	18,436	273,959
Block, Inc. Class A (a)	168,214	10,104,615
Brightcove, Inc. (a)	13,739	92,051
Broadridge Financial Solutions, Inc.	37,210	5,583,733
Cantaloupe, Inc. (a)	18,248	61,131
Cass Information Systems, Inc.	3,379	144,554
Cloudflare, Inc. (a)	90,365	5,089,357
Cognizant Technology Solutions Corp. Class A	164,177	10,220,018
Concentrix Corp.	13,692	1,673,573
Conduent, Inc. (a)	50,082	206,338
CSG Systems International, Inc.	10,032	648,769
Cyxtera Technologies, Inc. Class A (a)	11,035	26,705
Digitalocean Holdings, Inc. (a)(b)	19,684	707,049
DXC Technology Co. (a)	73,013	2,099,124
Edgio, Inc. (a)	41,575	111,837
EPAM Systems, Inc. (a)	18,306	6,407,100
Euronet Worldwide, Inc. (a)	15,207	1,277,540
EVERTEC, Inc.	21,259	761,285
EVO Payments, Inc. Class A (a)	15,154	510,538
Exela Technologies, Inc. (a)(b)	5,848	1,389
ExlService Holdings, Inc. (a)	10,434	1,897,423
Fastly, Inc. Class A (a)(b)	36,101	306,497
Fidelity National Information Services, Inc.	192,772	15,998,148
Fiserv, Inc. (a)	203,382	20,895,467
FleetCor Technologies, Inc. (a)	23,824	4,434,123
Gartner, Inc. (a)	25,090	7,575,173
Genpact Ltd.	53,622	2,600,667
Global Payments, Inc.	87,889	10,042,197
GoDaddy, Inc. (a)	49,576	3,985,910
Grid Dynamics Holdings, Inc. (a)	14,577	198,393
Hackett Group, Inc.	8,463	184,832
i3 Verticals, Inc. Class A (a)	6,939	150,993
IBM Corp.	286,830	39,665,721
Information Services Group, Inc.	11,514	62,521
International Money Express, Inc. (a)	10,112	273,327
Jack Henry & Associates, Inc.	23,024	4,583,157
Kyndryl Holdings, Inc. (a)	65,555	633,917
Marqeta, Inc. Class A (a)	128,923	1,015,913
MasterCard, Inc. Class A	270,928	88,913,151
Maximus, Inc.	19,477	1,201,147
MoneyGram International, Inc. (a)	29,147	308,667
MongoDB, Inc. Class A (a)	21,768	3,984,197
Okta, Inc. (a)(b)	48,087	2,698,642
Paya Holdings, Inc. (a)	27,039	217,394
Paychex, Inc.	101,739	12,036,741
Paymentus Holdings, Inc. (a)(b)	4,048	42,099
PayPal Holdings, Inc. (a)	367,829	30,743,148
Perficient, Inc. (a)	11,269	754,685
Rackspace Technology, Inc. (a)(b)	19,323	99,513
Repay Holdings Corp. (a)	23,598	143,712
Sabre Corp. (a)	101,420	589,250
Shift4 Payments, Inc. (a)(b)	16,544	760,528
Snowflake, Inc. (a)	89,795	14,394,139
SolarWinds, Inc. (a)	13,497	125,927
Squarespace, Inc. Class A (a)(b)	13,791	306,298
SS&C Technologies Holdings, Inc.	70,449	3,622,488
Switch, Inc. Class A	43,871	1,493,808
TaskUs, Inc. (a)(b)	8,249	166,547
The Western Union Co.	123,565	1,669,363
Toast, Inc. (a)	96,127	2,123,445
Ttec Holdings, Inc.	5,775	256,814
Tucows, Inc. (a)	3,265	146,762
Twilio, Inc. Class A (a)	55,506	4,127,981
Unisys Corp. (a)	20,443	173,766
VeriSign, Inc. (a)	29,573	5,928,204
Verra Mobility Corp. (a)	45,382	774,671
Visa, Inc. Class A	519,202	107,557,886
WEX, Inc. (a)	14,218	2,333,743
		546,270,257
Semiconductors & Semiconductor Equipment - 4.4%
ACM Research, Inc.	11,342	72,589
Advanced Micro Devices, Inc. (a)	513,311	30,829,459
AEHR Test Systems (a)(b)	8,117	166,967
Allegro MicroSystems LLC (a)	21,908	556,682
Alpha & Omega Semiconductor Ltd. (a)(b)	6,639	217,427
Ambarella, Inc. (a)	11,698	640,232
Amkor Technology, Inc.	32,345	672,453
Analog Devices, Inc.	165,029	23,536,436
Applied Materials, Inc.	276,731	24,432,580
Atomera, Inc. (a)(b)	6,487	58,448
Axcelis Technologies, Inc. (a)	10,144	588,352
AXT, Inc. (a)	12,288	55,788
Broadcom, Inc.	128,185	60,262,332
CEVA, Inc. (a)	6,979	193,039
Cirrus Logic, Inc. (a)	17,906	1,201,851
Cohu, Inc. (a)	16,016	527,247
CyberOptics Corp. (a)	1,917	103,460
Diodes, Inc. (a)	14,656	1,050,396
Enphase Energy, Inc. (a)	43,046	13,215,122
Entegris, Inc.	47,427	3,762,858
Everspin Technologies, Inc. (a)(b)	5,908	35,625
First Solar, Inc. (a)	31,397	4,570,461
FormFactor, Inc. (a)	25,041	506,079
Ichor Holdings Ltd. (a)	8,715	221,710
Impinj, Inc. (a)(b)	6,751	773,867
indie Semiconductor, Inc. (a)	18,389	143,802
Intel Corp.	1,304,379	37,083,495
KLA Corp.	44,957	14,226,643
Kopin Corp. (a)	25,310	27,335
Kulicke & Soffa Industries, Inc. (b)	18,688	783,775
Lam Research Corp.	43,571	17,636,669
Lattice Semiconductor Corp. (a)	43,554	2,112,805
MACOM Technology Solutions Holdings, Inc. (a)	16,813	972,968
Marvell Technology, Inc.	271,235	10,762,605
MaxLinear, Inc. Class A (a)	21,952	677,878
Meta Materials, Inc. (a)(b)	114,171	121,021
Microchip Technology, Inc.	175,347	10,825,924
Micron Technology, Inc.	350,863	18,981,688
MKS Instruments, Inc.	18,505	1,520,186
Monolithic Power Systems, Inc.	14,121	4,793,373
Navitas Semiconductor Corp. (a)(b)	23,886	100,560
NVE Corp.	1,538	95,371
NVIDIA Corp.	795,609	107,383,347
NXP Semiconductors NV	83,451	12,190,522
onsemi (a)	137,851	8,468,187
Onto Innovation, Inc. (a)	15,840	1,058,746
PDF Solutions, Inc. (a)	8,788	207,221
Photronics, Inc. (a)	19,548	317,069
Pixelworks, Inc. (a)	14,529	20,486
Power Integrations, Inc.	18,042	1,203,582
Qorvo, Inc. (a)	32,833	2,826,265
Qualcomm, Inc.	356,680	41,966,969
Rambus, Inc. (a)	35,218	1,062,175
Rockley Photonics Holdings Ltd. (a)(b)	27,992	14,279
Semtech Corp. (a)	19,559	541,589
Silicon Laboratories, Inc. (a)	10,956	1,259,064
SiTime Corp. (a)	4,801	431,178
SkyWater Technology, Inc. (a)(b)	3,119	25,295
Skyworks Solutions, Inc.	51,023	4,388,488
SMART Global Holdings, Inc. (a)(b)	14,822	200,542
SolarEdge Technologies, Inc. (a)	17,570	4,041,627
Synaptics, Inc. (a)	12,391	1,097,843
Teradyne, Inc.	49,980	4,065,873
Texas Instruments, Inc.	289,975	46,578,684
Ultra Clean Holdings, Inc. (a)	13,823	430,034
Universal Display Corp.	13,863	1,320,035
Veeco Instruments, Inc. (a)(b)	15,373	280,250
Wolfspeed, Inc. (a)(b)	39,255	3,091,331
		533,588,239
Software - 8.2%
8x8, Inc. (a)(b)	34,699	146,777
A10 Networks, Inc.	21,334	358,411
ACI Worldwide, Inc. (a)	35,649	867,340
Adeia, Inc.	31,381	350,840
Adobe, Inc. (a)	148,714	47,365,409
Agilysys, Inc. (a)	5,961	382,517
Alarm.com Holdings, Inc. (a)	15,961	939,145
Altair Engineering, Inc. Class A (a)(b)	16,159	792,599
Alteryx, Inc. Class A (a)	19,169	934,105
American Software, Inc. Class A	9,792	167,737
Amplitude, Inc. (a)(b)	17,331	291,161
ANSYS, Inc. (a)	27,721	6,130,776
AppFolio, Inc. (a)	5,949	745,826
Appian Corp. Class A (a)(b)	13,405	654,432
Asana, Inc. (a)(b)	24,481	504,309
Aspen Technology, Inc. (a)	9,167	2,213,372
Autodesk, Inc. (a)	69,168	14,822,702
Avaya Holdings Corp. (a)(b)	25,799	40,762
AvePoint, Inc. (a)(b)	27,937	122,085
Benefitfocus, Inc. (a)	8,743	61,638
Bentley Systems, Inc. Class B (b)	62,613	2,208,987
Bill.Com Holdings, Inc. (a)	29,830	3,978,129
Black Knight, Inc. (a)	49,308	2,981,655
Blackbaud, Inc. (a)	13,971	764,214
BlackLine, Inc. (a)	17,208	963,648
Box, Inc. Class A (a)	44,831	1,302,341
BTRS Holdings, Inc. (a)	27,829	262,706
C3.ai, Inc. (a)(b)	26,901	352,672
Cadence Design Systems, Inc. (a)	87,187	13,199,240
Cerence, Inc. (a)	11,904	204,749
Ceridian HCM Holding, Inc. (a)	48,873	3,234,904
ChannelAdvisor Corp. (a)	10,262	236,436
Clear Secure, Inc. (a)(b)	23,015	621,865
Clearwater Analytics Holdings, Inc. (a)(b)	17,080	278,233
CommVault Systems, Inc. (a)	14,380	875,598
Confluent, Inc. (a)(b)	45,286	1,217,288
Consensus Cloud Solutions, Inc. (a)	5,763	323,535
CoreCard Corp. (a)(b)	1,858	45,521
Couchbase, Inc. (a)	8,685	111,168
Coupa Software, Inc. (a)	23,801	1,266,927
Crowdstrike Holdings, Inc. (a)	67,733	10,918,560
CS Disco, Inc. (a)(b)	3,718	39,857
Datadog, Inc. Class A (a)	78,488	6,319,069
Digimarc Corp. (a)(b)	4,248	69,412
Digital Turbine, Inc. (a)	27,099	395,645
DocuSign, Inc. (a)	63,829	3,082,941
Dolby Laboratories, Inc. Class A	19,639	1,312,671
Domo, Inc. Class B (a)	10,352	182,920
Dropbox, Inc. Class A (a)	87,377	1,900,450
Duck Creek Technologies, Inc. (a)	23,078	275,551
Dynatrace, Inc. (a)	64,062	2,257,545
E2open Parent Holdings, Inc. (a)(b)	58,642	341,883
Ebix, Inc. (b)	7,181	142,112
eGain Communications Corp. (a)	8,330	67,057
Elastic NV (a)	24,590	1,572,531
Embark Technology, Inc. (a)(b)	2,984	18,023
Enfusion, Inc. Class A (b)	4,691	66,471
Envestnet, Inc. (a)	17,967	885,953
Everbridge, Inc. (a)	12,129	380,002
Fair Isaac Corp. (a)	7,994	3,827,847
Five9, Inc. (a)	21,886	1,318,850
ForgeRock, Inc. (a)(b)	9,598	216,531
Fortinet, Inc. (a)	207,582	11,865,387
Freshworks, Inc. (a)(b)	47,261	642,277
GitLab, Inc. (b)	17,182	832,640
Guidewire Software, Inc. (a)	26,735	1,588,326
HubSpot, Inc. (a)	15,277	4,530,547
Intapp, Inc. (a)	5,965	133,974
InterDigital, Inc. (b)	10,054	501,393
Intuit, Inc.	89,703	38,348,033
IronNet, Inc. Class A (a)	14,652	10,403
Jamf Holding Corp. (a)(b)	14,680	347,476
KnowBe4, Inc. (a)	25,381	623,865
Latch, Inc. (a)	29,296	39,257
Life360, Inc. unit (a)(d)	55,941	247,258
LivePerson, Inc. (a)	22,811	241,112
Liveramp Holdings, Inc. (a)	20,925	384,183
Manhattan Associates, Inc. (a)	19,834	2,413,203
Marathon Digital Holdings, Inc. (a)(b)	36,031	472,366
Matterport, Inc. (a)(b)	67,982	237,257
MeridianLink, Inc. (a)(b)	6,917	124,506
Microsoft Corp.	2,368,959	549,906,453
MicroStrategy, Inc. Class A (a)(b)	2,877	769,626
Mitek Systems, Inc. (a)	14,079	159,233
Model N, Inc. (a)	10,887	413,706
Momentive Global, Inc. (a)	39,556	306,955
N-able, Inc. (a)	20,641	223,542
nCino, Inc. (a)(b)	24,672	776,675
NCR Corp. (a)	43,294	920,430
New Relic, Inc. (a)	18,267	1,082,137
NortonLifeLock, Inc.	187,550	4,225,502
Nutanix, Inc. Class A (a)	71,880	1,969,512
Olo, Inc. (a)(b)	34,451	303,513
ON24, Inc. (a)	15,209	123,801
Onespan, Inc. (a)	10,562	116,076
Oracle Corp.	482,429	37,663,232
Pagerduty, Inc. (a)	24,185	603,174
Palantir Technologies, Inc. (a)(b)	555,177	4,880,006
Palo Alto Networks, Inc. (a)	94,758	16,259,525
Paycom Software, Inc. (a)	15,475	5,354,350
Paycor HCM, Inc. (a)(b)	15,384	468,750
Paylocity Holding Corp. (a)	13,027	3,019,528
Pegasystems, Inc.	13,001	483,767
Progress Software Corp.	13,422	684,925
PROS Holdings, Inc. (a)	12,138	302,843
PTC, Inc. (a)	33,413	3,937,054
Q2 Holdings, Inc. (a)	18,675	579,672
Qualtrics International, Inc. (a)	32,586	390,054
Qualys, Inc. (a)	11,114	1,584,412
Rapid7, Inc. (a)	18,227	825,136
Rekor Systems, Inc. (a)	12,903	12,903
Rimini Street, Inc. (a)	14,699	82,461
RingCentral, Inc. (a)	24,884	883,880
Riot Blockchain, Inc. (a)(b)	44,233	304,765
Roper Technologies, Inc.	33,698	13,969,169
Salesforce.com, Inc. (a)	316,232	51,416,161
SecureWorks Corp. (a)	3,430	28,057
Semrush Holdings, Inc. (a)(b)	13,782	168,554
SentinelOne, Inc. (a)(b)	63,908	1,459,659
ServiceNow, Inc. (a)	64,237	27,027,075
ShotSpotter, Inc. (a)	2,852	108,376
Smartsheet, Inc. (a)	40,745	1,422,815
Smith Micro Software, Inc. (a)(b)	11,814	26,700
Splunk, Inc. (a)	47,069	3,911,905
Sprinklr, Inc. (a)	16,847	155,835
Sprout Social, Inc. (a)	14,764	890,712
SPS Commerce, Inc. (a)	11,641	1,472,819
Sumo Logic, Inc. (a)	35,387	272,834
Synopsys, Inc. (a)	48,484	14,183,994
Telos Corp. (a)	15,883	168,360
Tenable Holdings, Inc. (a)	35,675	1,449,832
Teradata Corp. (a)	33,554	1,059,971
Tyler Technologies, Inc. (a)	13,234	4,278,949
UiPath, Inc. Class A (a)	111,009	1,404,264
Unity Software, Inc. (a)(b)	57,009	1,681,766
Upland Software, Inc. (a)	8,204	65,960
Varonis Systems, Inc. (a)	35,099	939,600
Verint Systems, Inc. (a)	20,704	733,543
Veritone, Inc. (a)(b)	10,561	78,257
Vertex, Inc. Class A (a)(b)	11,931	214,997
Vobile Group Ltd. (a)	335,000	79,806
Workday, Inc. Class A (a)	63,044	9,823,516
Workiva, Inc. (a)	14,572	1,133,847
Xperi, Inc. (a)	14,399	201,154
Yext, Inc. (a)	36,994	196,808
Zendesk, Inc. (a)	38,986	2,989,836
Zoom Video Communications, Inc. Class A (a)	70,335	5,868,752
Zscaler, Inc. (a)	26,590	4,097,519
Zuora, Inc. (a)	42,953	330,309
		1,004,426,412
Technology Hardware, Storage & Peripherals - 6.3%
Apple, Inc.	4,798,470	735,797,338
Avid Technology, Inc. (a)	10,844	298,102
Corsair Gaming, Inc. (a)(b)	10,422	143,824
Dell Technologies, Inc.	84,417	3,241,613
Diebold Nixdorf, Inc. (a)	23,631	58,841
Eastman Kodak Co. (a)(b)	21,668	115,924
Hewlett Packard Enterprise Co.	416,208	5,939,288
HP, Inc.	288,802	7,976,711
Immersion Corp. (a)	9,873	52,722
IonQ, Inc. (a)(b)	49,756	293,063
NetApp, Inc.	69,901	4,842,042
Pure Storage, Inc. Class A (a)	88,356	2,726,666
Quantum Corp. (a)	20,203	28,486
Seagate Technology Holdings PLC	62,446	3,101,068
Turtle Beach Corp. (a)(b)	4,485	34,983
Western Digital Corp. (a)	98,755	3,394,209
Xerox Holdings Corp.	36,558	534,844
		768,579,724
TOTAL INFORMATION TECHNOLOGY		3,055,486,820
MATERIALS - 2.8%
Chemicals - 1.8%
AdvanSix, Inc.	8,645	314,505
Air Products & Chemicals, Inc.	70,562	17,668,725
Albemarle Corp.	37,111	10,386,256
American Vanguard Corp.	9,142	212,734
Amyris, Inc. (a)(b)	75,824	213,065
Ashland, Inc.	15,842	1,662,143
Aspen Aerogels, Inc. (a)(b)	8,344	105,802
Avient Corp.	27,779	958,098
Axalta Coating Systems Ltd. (a)	70,541	1,645,016
Balchem Corp.	10,404	1,454,479
Cabot Corp.	18,239	1,340,202
Celanese Corp. Class A	31,833	3,059,788
CF Industries Holdings, Inc.	63,171	6,712,550
Chase Corp.	2,252	212,161
Corteva, Inc.	228,270	14,915,162
Danimer Scientific, Inc. (a)(b)	25,957	68,007
Dow, Inc.	227,726	10,643,913
DuPont de Nemours, Inc.	159,364	9,115,621
Eastman Chemical Co.	39,190	3,010,184
Ecolab, Inc.	79,152	12,432,405
Ecovyst, Inc. (a)	23,218	231,019
Element Solutions, Inc.	74,272	1,277,478
FMC Corp.	39,979	4,753,503
FutureFuel Corp.	8,155	55,780
Ginkgo Bioworks Holdings, Inc. Class A (a)(b)	246,851	673,903
H.B. Fuller Co.	17,203	1,199,221
Hawkins, Inc.	5,728	257,932
Huntsman Corp.	60,407	1,616,491
Ingevity Corp. (a)	11,693	786,588
Innospec, Inc.	8,071	807,019
International Flavors & Fragrances, Inc.	80,867	7,893,428
Intrepid Potash, Inc. (a)	3,029	137,062
Koppers Holdings, Inc.	6,240	155,750
Kronos Worldwide, Inc.	6,321	60,050
Linde PLC	158,204	47,041,959
Livent Corp. (a)(b)	57,011	1,799,837
Loop Industries, Inc. (a)(b)	8,106	24,075
LSB Industries, Inc. (a)	12,459	219,652
LyondellBasell Industries NV Class A	80,656	6,166,151
Mativ, Inc.	17,825	423,166
Minerals Technologies, Inc.	10,038	552,190
NewMarket Corp.	2,098	638,505
Olin Corp.	42,967	2,275,103
Origin Materials, Inc. Class A (a)(b)	36,016	204,571
Orion Engineered Carbons SA	18,600	296,856
Perimeter Solutions SA (a)	50,517	403,631
PPG Industries, Inc.	74,592	8,516,915
PureCycle Technologies, Inc. (a)(b)	43,234	357,545
Quaker Houghton	4,511	733,669
Rayonier Advanced Materials, Inc. (a)	19,903	90,559
RPM International, Inc.	40,766	3,855,241
Sensient Technologies Corp.	12,913	922,763
Sherwin-Williams Co.	75,031	16,884,226
Stepan Co.	6,919	722,620
The Chemours Co. LLC	49,160	1,407,451
The Mosaic Co.	109,534	5,887,453
The Scotts Miracle-Gro Co. Class A (b)	12,493	573,554
Tredegar Corp.	7,362	80,172
Trinseo PLC	11,617	218,632
Tronox Holdings PLC	35,391	424,692
Valvoline, Inc.	56,122	1,647,742
Westlake Corp.	11,433	1,104,999
		219,509,969
Construction Materials - 0.1%
Eagle Materials, Inc.	12,100	1,479,951
Martin Marietta Materials, Inc.	19,790	6,649,044
Summit Materials, Inc. (a)	36,636	965,359
Vulcan Materials Co.	42,136	6,897,663
		15,992,017
Containers & Packaging - 0.4%
Amcor PLC	476,291	5,515,450
Aptargroup, Inc.	20,896	2,071,838
Ardagh Metal Packaging SA	46,867	208,089
Avery Dennison Corp.	25,879	4,387,784
Ball Corp.	99,826	4,930,406
Berry Global Group, Inc. (a)	39,943	1,890,103
Crown Holdings, Inc.	38,554	2,644,419
Graphic Packaging Holding Co.	97,263	2,233,158
Greif, Inc. Class A	8,719	577,285
International Paper Co.	114,877	3,861,016
Myers Industries, Inc.	11,110	225,422
O-I Glass, Inc. (a)	48,005	782,962
Packaging Corp. of America	29,774	3,579,133
Pactiv Evergreen, Inc.	12,875	140,466
Ranpak Holdings Corp. (A Shares) (a)	12,353	46,941
Sealed Air Corp.	46,243	2,202,092
Silgan Holdings, Inc.	26,843	1,271,284
Sonoco Products Co.	30,716	1,906,849
TriMas Corp.	13,370	305,505
WestRock Co.	80,095	2,728,036
		41,508,238
Metals & Mining - 0.5%
Alcoa Corp.	57,284	2,235,795
Alpha Metallurgical Resources	4,998	843,912
Arconic Corp. (a)	32,590	676,568
ATI, Inc. (a)	41,214	1,226,529
Carpenter Technology Corp.	15,185	567,919
Century Aluminum Co. (a)	15,495	111,719
Cleveland-Cliffs, Inc. (a)	164,503	2,136,894
Coeur d'Alene Mines Corp. (a)	91,652	346,445
Commercial Metals Co.	38,228	1,739,374
Compass Minerals International, Inc.	10,465	413,786
Coronado Global Resources, Inc. unit (d)	265,476	315,850
Freeport-McMoRan, Inc.	453,743	14,379,116
Gatos Silver, Inc. (a)	14,059	46,395
Gold Resource Corp.	28,207	45,131
Haynes International, Inc.	3,782	184,978
Hecla Mining Co.	180,125	823,171
Kaiser Aluminum Corp.	4,869	393,367
Materion Corp.	6,380	546,830
McEwen Mining, Inc. (a)(b)	11,178	40,800
MP Materials Corp. (a)(b)	29,669	891,257
Newmont Corp.	252,648	10,692,063
Nucor Corp.	83,306	10,944,742
Olympic Steel, Inc.	2,816	76,623
Piedmont Lithium, Inc. (a)(b)	5,288	329,019
Reliance Steel & Aluminum Co.	19,111	3,850,484
Royal Gold, Inc.	20,740	1,969,470
Ryerson Holding Corp.	6,804	228,274
Schnitzer Steel Industries, Inc. Class A	7,920	213,761
Steel Dynamics, Inc.	55,030	5,175,572
SunCoke Energy, Inc.	24,872	180,571
TimkenSteel Corp. (a)	12,754	222,430
United States Steel Corp.	75,562	1,538,442
Warrior Metropolitan Coal, Inc.	16,090	597,583
Worthington Industries, Inc.	9,934	472,461
		64,457,331
Paper & Forest Products - 0.0%
Clearwater Paper Corp. (a)	5,158	229,428
Glatfelter Corp.	13,046	36,920
Louisiana-Pacific Corp.	23,526	1,332,748
Mercer International, Inc. (SBI)	12,114	162,570
Resolute Forest Products, Inc. (a)	14,594	303,701
Sylvamo Corp.	10,832	521,777
		2,587,144
TOTAL MATERIALS		344,054,699
REAL ESTATE - 3.3%
Equity Real Estate Investment Trusts (REITs) - 3.1%
Acadia Realty Trust (SBI)	30,677	428,558
Agree Realty Corp.	25,364	1,742,507
Alexander & Baldwin, Inc.	22,323	434,852
Alexanders, Inc.	649	152,444
Alexandria Real Estate Equities, Inc.	47,176	6,854,673
American Assets Trust, Inc.	18,071	496,591
American Homes 4 Rent Class A	96,811	3,092,143
American Tower Corp.	148,067	30,678,002
Americold Realty Trust	85,053	2,062,535
Apartment Income (REIT) Corp.	49,106	1,887,144
Apartment Investment & Management Co. Class A (b)	49,316	391,569
Apple Hospitality (REIT), Inc.	67,715	1,159,281
Armada Hoffler Properties, Inc.	24,117	281,928
Ashford Hospitality Trust, Inc. (a)	11,762	95,507
AvalonBay Communities, Inc.	44,457	7,785,310
Boston Properties, Inc.	45,471	3,305,742
Braemar Hotels & Resorts, Inc.	20,281	99,985
Brandywine Realty Trust (SBI)	56,550	370,968
Brixmor Property Group, Inc.	96,332	2,052,835
Broadstone Net Lease, Inc.	55,815	956,669
Camden Property Trust (SBI)	34,041	3,933,438
CareTrust (REIT), Inc.	29,801	556,683
CBL & Associates Properties, Inc. (b)	7,779	223,491
Centerspace	4,710	326,403
Chatham Lodging Trust (a)	14,514	188,247
City Office REIT, Inc.	14,477	153,746
Community Healthcare Trust, Inc.	7,436	257,286
Corporate Office Properties Trust (SBI)	36,338	968,408
Cousins Properties, Inc.	48,675	1,156,518
Crown Castle International Corp.	137,915	18,378,553
CTO Realty Growth, Inc.	5,073	101,967
CubeSmart	73,024	3,057,515
DiamondRock Hospitality Co.	66,399	620,167
Digital Realty Trust, Inc.	91,305	9,153,326
Diversified Healthcare Trust (SBI)	69,446	94,447
Douglas Emmett, Inc.	55,103	969,262
Easterly Government Properties, Inc.	28,107	488,781
EastGroup Properties, Inc.	13,956	2,186,766
Elme Communities (SBI)	27,260	520,393
Empire State Realty Trust, Inc.	46,542	343,015
EPR Properties	24,243	935,780
Equinix, Inc.	29,010	16,432,424
Equity Commonwealth	35,903	939,222
Equity Lifestyle Properties, Inc.	55,800	3,568,968
Equity Residential (SBI)	107,694	6,786,876
Essential Properties Realty Trust, Inc.	46,748	1,006,017
Essex Property Trust, Inc.	20,591	4,576,144
Extra Space Storage, Inc.	42,433	7,529,312
Farmland Partners, Inc.	16,344	228,979
Federal Realty Investment Trust (SBI)	23,302	2,306,432
First Industrial Realty Trust, Inc.	42,112	2,005,795
Four Corners Property Trust, Inc.	25,467	652,465
Franklin Street Properties Corp.	29,114	83,848
Gaming & Leisure Properties	81,164	4,067,940
Getty Realty Corp.	14,462	455,408
Gladstone Commercial Corp.	11,356	199,752
Gladstone Land Corp.	9,526	193,854
Global Medical REIT, Inc.	18,627	170,251
Global Net Lease, Inc.	31,666	387,909
Healthcare Trust of America, Inc.	121,813	2,476,458
Healthpeak Properties, Inc.	172,471	4,092,737
Hersha Hospitality Trust	11,210	102,572
Highwoods Properties, Inc. (SBI)	34,600	976,758
Host Hotels & Resorts, Inc.	227,593	4,296,956
Hudson Pacific Properties, Inc.	43,037	475,128
Independence Realty Trust, Inc.	70,894	1,188,183
Indus Realty Trust, Inc.	2,139	110,779
Industrial Logistics Properties Trust	19,849	92,893
InvenTrust Properties Corp.	22,191	559,213
Invitation Homes, Inc.	184,373	5,842,780
Iron Mountain, Inc.	92,434	4,628,170
iStar Financial, Inc.	26,078	273,297
JBG SMITH Properties	32,937	648,200
Kilroy Realty Corp.	33,482	1,431,021
Kimco Realty Corp.	195,763	4,185,413
Kite Realty Group Trust	71,356	1,401,432
Lamar Advertising Co. Class A	27,699	2,554,679
Life Storage, Inc.	26,920	2,977,621
LTC Properties, Inc.	13,101	506,616
LXP Industrial Trust (REIT)	91,891	889,505
Medical Properties Trust, Inc.	189,732	2,172,431
Mid-America Apartment Communities, Inc.	37,340	5,879,183
National Health Investors, Inc.	14,604	828,047
National Retail Properties, Inc.	56,423	2,371,459
National Storage Affiliates Trust	27,088	1,155,574
Necessity Retail (REIT), Inc./The	40,061	274,017
NETSTREIT Corp. (b)	15,492	291,559
NexPoint Residential Trust, Inc.	7,062	322,027
Office Properties Income Trust	14,563	222,814
Omega Healthcare Investors, Inc.	74,785	2,376,667
One Liberty Properties, Inc.	4,766	107,426
Orion Office (REIT), Inc.	17,166	160,845
Outfront Media, Inc.	45,571	822,557
Paramount Group, Inc.	49,177	318,175
Park Hotels & Resorts, Inc.	72,549	948,941
Pebblebrook Hotel Trust	40,604	651,288
Phillips Edison & Co., Inc.	38,839	1,170,607
Physicians Realty Trust	72,004	1,084,380
Piedmont Office Realty Trust, Inc. Class A	37,590	392,816
Plymouth Industrial REIT, Inc.	13,371	246,561
Postal Realty Trust, Inc.	6,481	101,622
Potlatch Corp.	25,929	1,153,581
Prologis (REIT), Inc.	293,665	32,523,399
Public Storage	50,283	15,575,159
Rayonier, Inc.	46,656	1,572,307
Realty Income Corp.	196,739	12,250,938
Regency Centers Corp.	49,160	2,974,672
Retail Opportunity Investments Corp.	40,771	590,364
Rexford Industrial Realty, Inc.	54,775	3,027,962
RLJ Lodging Trust	52,688	641,213
RPT Realty	29,667	275,903
Ryman Hospitality Properties, Inc.	17,556	1,561,080
Sabra Health Care REIT, Inc.	74,303	1,014,979
Safehold, Inc.	4,745	138,791
Saul Centers, Inc.	4,575	187,346
SBA Communications Corp. Class A	34,187	9,227,071
Service Properties Trust	50,728	411,404
Simon Property Group, Inc.	103,956	11,329,125
SITE Centers Corp.	61,876	766,025
SL Green Realty Corp.	20,353	807,607
Spirit Realty Capital, Inc.	44,304	1,720,324
Stag Industrial, Inc.	58,169	1,837,559
Store Capital Corp.	84,064	2,673,235
Summit Hotel Properties, Inc.	34,176	295,281
Sun Communities, Inc.	39,360	5,307,696
Sunstone Hotel Investors, Inc.	69,696	777,110
Tanger Factory Outlet Centers, Inc.	31,909	574,681
Terreno Realty Corp.	21,731	1,241,709
The Macerich Co.	70,239	781,760
UDR, Inc.	97,521	3,877,435
UMH Properties, Inc.	15,504	271,940
Uniti Group, Inc.	74,824	580,634
Universal Health Realty Income Trust (SBI)	3,938	191,662
Urban Edge Properties	37,626	531,279
Urstadt Biddle Properties, Inc. Class A	8,914	167,048
Ventas, Inc.	126,351	4,944,115
Veris Residential, Inc. (a)	26,657	421,980
VICI Properties, Inc.	306,630	9,818,293
Vornado Realty Trust	51,742	1,220,594
Welltower Op	147,262	8,988,872
Weyerhaeuser Co.	235,296	7,277,705
Whitestone REIT Class B	14,298	134,544
WP Carey, Inc.	65,899	5,028,094
Xenia Hotels & Resorts, Inc.	34,835	594,982
		377,431,896
Real Estate Management & Development - 0.2%
Anywhere Real Estate, Inc. (a)	38,656	287,214
CBRE Group, Inc. (a)	102,030	7,238,008
Cushman & Wakefield PLC (a)	50,673	585,273
Digitalbridge Group, Inc.	47,909	613,235
Doma Holdings, Inc. Class A (a)	55,446	30,085
Douglas Elliman, Inc.	21,205	97,967
eXp World Holdings, Inc. (b)	25,895	342,073
Forestar Group, Inc. (a)	5,366	62,138
Howard Hughes Corp. (a)	11,667	715,770
Jones Lang LaSalle, Inc. (a)	15,268	2,428,986
Kennedy-Wilson Holdings, Inc.	38,507	639,601
Marcus & Millichap, Inc.	7,506	276,521
Newmark Group, Inc.	42,645	349,263
Offerpad Solutions, Inc. (a)(b)	21,891	21,333
Opendoor Technologies, Inc. (a)(b)	163,574	423,657
RE/MAX Holdings, Inc.	5,463	106,310
Redfin Corp. (a)(b)	32,671	157,148
Seritage Growth Properties (a)(b)	10,667	114,457
The RMR Group, Inc.	4,552	124,588
The St. Joe Co.	10,258	364,467
WeWork, Inc. (a)(b)	80,275	206,307
Zillow Group, Inc.:
Class A (a)	16,051	496,457
Class C (a)(b)	55,658	1,717,606
		17,398,464
TOTAL REAL ESTATE		394,830,360
UTILITIES - 2.9%
Electric Utilities - 1.7%
Allete, Inc.	18,714	1,053,037
Alliant Energy Corp.	79,859	4,166,244
American Electric Power Co., Inc.	163,593	14,383,097
Avangrid, Inc. (b)	21,514	875,190
Constellation Energy Corp.	103,826	9,815,710
Duke Energy Corp.	244,786	22,809,159
Edison International	120,945	7,261,538
Entergy Corp.	64,478	6,908,173
Evergy, Inc.	72,896	4,456,132
Eversource Energy	109,933	8,385,689
Exelon Corp.	314,420	12,133,468
FirstEnergy Corp.	172,186	6,493,134
Hawaiian Electric Industries, Inc.	35,487	1,349,925
IDACORP, Inc.	16,343	1,711,112
MGE Energy, Inc.	11,420	777,588
NextEra Energy, Inc.	624,257	48,379,918
NRG Energy, Inc.	74,730	3,318,012
OGE Energy Corp.	63,146	2,313,038
Otter Tail Corp.	12,810	863,650
PG&E Corp. (a)	510,090	7,615,644
Pinnacle West Capital Corp.	35,619	2,393,953
PNM Resources, Inc.	27,207	1,264,309
Portland General Electric Co. (b)	28,569	1,283,891
PPL Corp.	233,905	6,196,143
Southern Co.	337,659	22,109,911
Xcel Energy, Inc.	173,435	11,292,353
		209,610,018
Gas Utilities - 0.2%
Atmos Energy Corp.	44,805	4,773,973
Chesapeake Utilities Corp.	5,539	688,941
National Fuel Gas Co.	28,572	1,928,324
New Jersey Resources Corp.	31,119	1,389,152
Northwest Natural Holding Co.	10,512	505,522
ONE Gas, Inc.	17,520	1,357,450
South Jersey Industries, Inc.	38,712	1,342,145
Southwest Gas Corp.	19,661	1,436,629
Spire, Inc.	17,017	1,187,957
UGI Corp.	66,772	2,359,055
		16,969,148
Independent Power and Renewable Electricity Producers - 0.1%
Clearway Energy, Inc.:
Class A	9,934	321,166
Class C	27,014	938,466
Ormat Technologies, Inc. (b)	14,282	1,291,807
Sunnova Energy International, Inc. (a)(b)	32,594	604,293
The AES Corp.	212,423	5,556,986
Vistra Corp.	124,546	2,860,822
		11,573,540
Multi-Utilities - 0.8%
Ameren Corp.	82,752	6,745,943
Avista Corp.	23,633	969,662
Black Hills Corp.	21,062	1,376,823
CenterPoint Energy, Inc.	199,368	5,703,918
CMS Energy Corp.	92,160	5,257,728
Consolidated Edison, Inc.	112,360	9,883,186
Dominion Energy, Inc.	264,484	18,505,945
DTE Energy Co.	61,271	6,869,092
NiSource, Inc.	128,732	3,307,125
NorthWestern Energy Corp.	17,697	934,933
Public Service Enterprise Group, Inc.	158,288	8,875,208
Sempra Energy	99,659	15,042,529
Unitil Corp.	4,843	255,275
WEC Energy Group, Inc.	100,196	9,150,901
		92,878,268
Water Utilities - 0.1%
American States Water Co.	11,879	1,074,574
American Water Works Co., Inc.	57,823	8,403,995
California Water Service Group	16,998	1,054,896
Essential Utilities, Inc.	75,881	3,355,458
Middlesex Water Co.	5,731	512,753
SJW Group	8,859	626,154
York Water Co.	4,303	187,439
		15,215,269
TOTAL UTILITIES		346,246,243
TOTAL COMMON STOCKS (Cost $11,038,871,105)		12,170,694,863

U.S. Treasury Obligations - 0.0%
	Principal Amount (e)	Value ($)
U.S. Treasury Bills, yield at date of purchase 1.23% 1/26/23 (f) (Cost $1,794,778)	1,800,000	1,782,854

Money Market Funds - 1.8%
	Shares	Value ($)
Fidelity Cash Central Fund 3.10% (g)	44,210,278	44,219,120
Fidelity Securities Lending Cash Central Fund 3.10% (g)(h)	177,952,897	177,970,692
TOTAL MONEY MARKET FUNDS (Cost $222,189,812)		222,189,812

TOTAL INVESTMENT IN SECURITIES - 101.4% (Cost $11,262,855,695)	12,394,667,529
NET OTHER ASSETS (LIABILITIES) - (1.4)%	(166,899,601)
NET ASSETS - 100.0%	12,227,767,928

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Equity Index Contracts
CME E-mini Russell 2000 Index Contracts (United States)	48	Dec 2022	4,447,200	295,180	295,180
CME E-mini S&P 500 Index Contracts (United States)	252	Dec 2022	48,925,800	2,193,221	2,193,221
CME E-mini S&P MidCap 400 Index Contracts (United States)	11	Dec 2022	2,683,560	164,227	164,227

TOTAL FUTURES CONTRACTS					2,652,628
The notional amount of futures purchased as a percentage of Net Assets is 0.4%

Legend

(a)	Non-income producing
(b)	Security or a portion of the security is on loan at period end.
(c)	Level 3 security
(d)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $1,576,788 or 0.0% of net assets.

(e)	Amount is stated in United States dollars unless otherwise noted.
(f)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $1,782,854.
(g)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(h)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 3.10%	53,399,371	1,809,515,800	1,818,696,051	385,817	-	-	44,219,120	0.1%
Fidelity Securities Lending Cash Central Fund 3.10%	182,571,856	711,946,122	716,547,286	1,564,841	-	-	177,970,692	0.5%
Total	235,971,227	2,521,461,922	2,535,243,337	1,950,658	-	-	222,189,812

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

The following is a summary of the inputs used, as of October 31, 2022, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Equities:
Communication Services	829,676,699	829,673,669	-	3,030
Consumer Discretionary	1,356,314,821	1,356,314,371	-	450
Consumer Staples	772,116,650	772,116,506	144	-
Energy	650,783,649	650,783,649	-	-
Financials	1,481,437,007	1,481,437,007	-	-
Health Care	1,823,898,713	1,823,866,302	-	32,411
Industrials	1,115,849,202	1,115,849,202	-	-
Information Technology	3,055,486,820	3,055,486,820	-	-
Materials	344,054,699	344,054,699	-	-
Real Estate	394,830,360	394,830,360	-	-
Utilities	346,246,243	346,246,243	-	-

U.S. Government and Government Agency Obligations	1,782,854	-	1,782,854	-

Money Market Funds	222,189,812	222,189,812	-	-
Total Investments in Securities:	12,394,667,529	12,392,848,640	1,782,998	35,891
Derivative Instruments:

Assets
Futures Contracts	2,652,628	2,652,628	-	-
Total Assets	2,652,628	2,652,628	-	-
Total Derivative Instruments:	2,652,628	2,652,628	-	-

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of October 31, 2022. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset ($)	Liability ($)
Equity Risk
Futures Contracts (a)	2,652,628	0
Total Equity Risk	2,652,628	0
Total Value of Derivatives	2,652,628	0

(a)Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).

Fidelity ZERO® Total Market Index Fund
Financial Statements
Statement of Assets and Liabilities
		October 31, 2022

Assets
Investment in securities, at value (including securities loaned of $171,625,847) - See accompanying schedule:
Unaffiliated issuers (cost $11,040,665,883)	$12,172,477,717
Fidelity Central Funds (cost $222,189,812)	222,189,812

Total Investment in Securities (cost $11,262,855,695)		$12,394,667,529
Segregated cash with brokers for derivative instruments		1,360,936
Cash		11,592,836
Foreign currency held at value (cost $200,481)		199,721
Receivable for investments sold		8,135
Receivable for fund shares sold		20,482,802
Dividends receivable		8,454,780
Distributions receivable from Fidelity Central Funds		237,661
Other receivables		1,272
Total assets		12,437,005,672
Liabilities
Payable for investments purchased	24,888,734
Payable for fund shares redeemed	6,034,942
Payable for daily variation margin on futures contracts	343,498
Other payables and accrued expenses	1,310
Collateral on securities loaned	177,969,260
Total Liabilities		209,237,744
Net Assets		$12,227,767,928
Net Assets consist of:
Paid in capital		$11,035,473,410
Total accumulated earnings (loss)		1,192,294,518
Net Assets		$12,227,767,928
Net Asset Value , offering price and redemption price per share ($12,227,767,928 ÷ 894,061,056 shares)		$13.68

Statement of Operations
		Year ended October 31, 2022
Investment Income
Dividends		$184,320,000
Interest		20,199
Income from Fidelity Central Funds (including $1,564,841 from security lending)		1,950,658
Total Income		186,290,857
Expenses
Independent trustees' fees and expenses	41,579
Total expenses before reductions	41,579
Expense reductions	(2,192)
Total expenses after reductions		39,387
Net Investment income (loss)		186,251,470
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	(34,776,402)
Foreign currency transactions	(4,744)
Futures contracts	(10,311,993)
Total net realized gain (loss)		(45,093,139)
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	(2,408,148,733)
Assets and liabilities in foreign currencies	(875)
Futures contracts	1,597,583
Total change in net unrealized appreciation (depreciation)		(2,406,552,025)
Net gain (loss)		(2,451,645,164)
Net increase (decrease) in net assets resulting from operations		$(2,265,393,694)
Statement of Changes in Net Assets

	Year ended October 31, 2022	Year ended October 31, 2021
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$186,251,470	$129,721,098
Net realized gain (loss)	(45,093,139)	65,424,519
Change in net unrealized appreciation (depreciation)	(2,406,552,025)	2,874,834,422
Net increase (decrease) in net assets resulting from operations	(2,265,393,694)	3,069,980,039
Distributions to shareholders	(159,713,565)	(91,348,095)
Share transactions
Proceeds from sales of shares	3,946,563,316	4,596,598,011
Reinvestment of distributions	148,391,780	86,821,793
Cost of shares redeemed	(1,739,585,103)	(1,418,116,814)
Net increase (decrease) in net assets resulting from share transactions	2,355,369,993	3,265,302,990
Total increase (decrease) in net assets	(69,737,266)	6,243,934,934

Net Assets
Beginning of period	12,297,505,194	6,053,570,260
End of period	$12,227,767,928	$12,297,505,194

Other Information
Shares
Sold	260,748,573	312,544,560
Issued in reinvestment of distributions	9,274,532	6,572,430
Redeemed	(117,256,805)	(96,717,386)
Net increase (decrease)	152,766,300	222,399,604

Financial Highlights
Fidelity ZERO® Total Market Index Fund

Years ended October 31,	2022	2021	2020	2019	2018 A
Selected Per-Share Data
Net asset value, beginning of period	$16.59	$11.67	$10.78	$9.56	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.22	.20	.20	.19	.04
Net realized and unrealized gain (loss)	(2.92)	4.89	.86	1.10	(.48)
Total from investment operations	(2.70)	5.09	1.06	1.29	(.44)
Distributions from net investment income	(.18)	(.17)	(.16)	(.06)	-
Distributions from net realized gain	(.03)	-	(.01)	(.01)	-
Total distributions	(.21)	(.17)	(.17)	(.07)	-
Net asset value, end of period	$13.68	$16.59	$11.67	$10.78	$9.56
Total Return D,E	(16.46)%	44.00%	9.92%	13.57%	(4.40)%
Ratios to Average Net Assets C,F,G
Expenses before reductions H	-%	-%	-%	-%	-% I
Expenses net of fee waivers, if any H	-%	-%	-%	-%	-% I
Expenses net of all reductions H	-%	-%	-%	-%	-% I
Net investment income (loss)	1.50%	1.37%	1.79%	1.91%	1.61% I
Supplemental Data
Net assets, end of period (000 omitted)	$12,227,768	$12,297,505	$6,053,570	$4,168,884	$1,364,146
Portfolio turnover rate J	3%	4% K	6%	3%	-% L,M

A For the period August 2, 2018 (commencement of operations) through October 31, 2018.

B Calculated based on average shares outstanding during the period.

C Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

D Total returns for periods of less than one year are not annualized.

E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

H Amount represents less than .005%.

I Annualized.

J Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

K Portfolio turnover rate excludes securities received or delivered in-kind.

L Amount represents less than 1%.

M Amount not annualized.

Notes to Financial Statements
For the period ended October 31, 2022

1. Organization.
Fidelity ZERO Extended Market Index Fund, Fidelity ZERO International Index Fund, Fidelity ZERO Large Cap Index Fund and Fidelity ZERO Total Market Index Fund are funds of Fidelity Concord Street Trust (the Trust). The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Each Fund is authorized to issue an unlimited number of shares. Investments in emerging markets, if applicable, can be subject to social, economic, regulatory, and political uncertainties and can be extremely volatile.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense Ratio A
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A   Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.

3. Significant Accounting Policies.

Each Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies . The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. Each Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of each Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated each Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, each Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages each Fund's fair valuation practices and maintains the fair valuation policies and procedures. Each Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

Each Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value each Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, ETFs and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of October 31, 2022, as well as a roll forward of Level 3 investments, is included at the end of each Fund's Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Funds' investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost   and for certain Funds include proceeds received from litigation. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Funds are informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Funds represent a return of capital or capital gain. The Funds determine the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. Any withholding tax reclaims income is included in the Statement of Operations in   foreign taxes withheld. Any receivables for withholding tax reclaims are included in the Statement of Assets and Liabilities in   dividends receivable or reclaims receivable, as applicable.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, each Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of October 31, 2022, each Fund did not have any unrecognized tax benefits in the financial statements; nor is each Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. Each Fund files a U.S. federal tax return, in addition to state and local tax returns as required. Each Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.   Foreign taxes are provided for based on each Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. Fidelity ZERO International Index Fund is subject to a tax imposed on capital gains by certain countries in which it invests. An estimated deferred tax liability for net unrealized appreciation on the applicable securities is included in Deferred taxes on the Statement of Assets & Liabilities.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. In addition, certain Funds claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to   futures contracts, foreign currency transactions, certain foreign taxes, passive foreign investment companies (PFIC), redemptions in-kind,   partnerships, capital loss carryforwards and   losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows for each Fund:

	Tax cost	Gross unrealized appreciation	Gross unrealized depreciation	Net unrealized appreciation (depreciation)
Fidelity ZERO Extended Market Index Fund	$1,455,831,182	$207,005,875	$(265,984,864)	$(58,978,989)
Fidelity ZERO International Index Fund	3,051,962,931	234,000,952	(666,659,921)	(432,658,969)
Fidelity ZERO Large Cap Index Fund.	4,973,867,933	965,063,131	(618,770,848)	346,292,283
Fidelity ZERO Total Market Index Fund.	11,344,391,146	2,538,945,356	(1,488,668,973)	1,050,276,383

The tax-based components of distributable earnings as of period end were as follows for each Fund:

	Undistributed ordinary income	Capital loss carryforward	Net unrealized appreciation (depreciation) on securities and other investments
Fidelity ZERO Extended Market Index Fund	$15,039,481	$(7,367,005)	$(58,979,050)
Fidelity ZERO International Index Fund	65,894,113	(69,914,818)	(433,537,594)
Fidelity ZERO Large Cap Index Fund.	61,788,442	(31,094,029)	346,292,283
Fidelity ZERO Total Market Index Fund.	146,369,310	(4,350,413)	1,050,275,622

Capital loss carryforwards are only available to offset future capital gains of the Funds to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of fiscal period end and is subject to adjustment.

	Short-term	Long-term	Total capital loss carryforward
Fidelity ZERO Extended Market Index Fund	$(7,367,005)	$-	$(7,367,005)
Fidelity ZERO International Index Fund	(28,666,838)	(41,247,980)	(69,914,818)
Fidelity ZERO Large Cap Index Fund.	(11,000,641)	(20,093,388)	(31,094,029)
Fidelity ZERO Total Market Index Fund.	(4,350,413)	-	(4,350,413)

The tax character of distributions paid was as follows:

October 31, 2022
	Ordinary Income	Long-term Capital Gains	Total
Fidelity ZERO Extended Market Index Fund	$ 41,649,422	$ 51,143,041	$ 92,792,463
Fidelity ZERO International Index Fund	81,189,445	-	81,189,445
Fidelity ZERO Large Cap Index Fund.	51,573,510	-	51,573,510
Fidelity ZERO Total Market Index Fund.	138,316,529	21,397,036	159,713,565

October 31, 2021
	Ordinary Income	Long-term Capital Gains	Total
Fidelity ZERO Extended Market Index Fund	$ 9,151,552	$6,703,647	$ 15,855,199
Fidelity ZERO International Index Fund	32,771,369	-	32,771,369
Fidelity ZERO Large Cap Index Fund.	33,862,107	-	33,862,107
Fidelity ZERO Total Market Index Fund.	91,348,095	-	91,348,095

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.

4. Derivative Instruments.
Risk Exposures and the Use of Derivative Instruments. Each Fund's investment objectives allow for various types of derivative instruments, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

Derivatives were used to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the objectives may not be achieved.

Derivatives were used to increase or decrease exposure to the following risk(s):

Equity Risk
Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Funds are also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that a fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to a fund. Counterparty credit risk related to exchange-traded contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. Futures contracts were used to manage exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end, and is representative of volume of activity during the period unless an average notional amount is presented. Any securities deposited to meet initial margin requirements are identified in the Schedule of Investments. Any cash deposited to meet initial margin requirements is presented as segregated cash with brokers for derivative instruments in the Statement of Assets and Liabilities.

5. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities, U.S. government securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity ZERO Extended Market Index Fund	451,544,617	209,397,526
Fidelity ZERO International Index Fund	582,660,627	158,242,736
Fidelity ZERO Large Cap Index Fund	1,428,121,700	169,668,835
Fidelity ZERO Total Market Index Fund	2,795,130,161	363,170,324

Unaffiliated Redemptions In-Kind. Shares that were redeemed in-kind for investments, including accrued interest and cash, if any, are shown in the table below. The net realized gain or loss on investments delivered through in-kind redemptions is included in the accompanying Statement of Operations. The amount of the in-kind redemptions is included in share transactions in the accompanying Statement of Changes in Net Assets. There was no gain or loss for federal income tax purposes.

	Shares	Total net realized gain or loss ($)	Total Proceeds ($)
Fidelity ZERO Extended Market Index Fund	4,184,100	26,774,624	50,502,092

Prior Fiscal Year Unaffiliated Redemptions In-Kind. Shares that were redeemed in-kind for investments, including accrued interest and cash, if any, are shown in the table below; along with realized gain or loss on investments delivered through in-kind redemptions. The amount of the in-kind redemptions is included in share transactions in the accompanying Statement of Changes in Net Assets. There was no gain or loss for federal income tax purposes.

	Shares	Total net realized gain or loss ($)	Total Proceeds ($)
Fidelity ZERO Large Cap Index Fund	7,087,172	35,180,274	99,433,026
Fidelity ZERO Total Market Index Fund	8,741,259	53,736,281	124,475,524

6. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Funds with investment management services for which the Funds do not pay a management fee. Under the management contract, the investment adviser or an affiliate pays all ordinary operating expenses of the Funds, except fees and expenses of the independent Trustees.

Sub-Adviser. Geode Capital Management, LLC (Geode), serves as sub-adviser for the Funds. Geode provides discretionary investment advisory services to the Funds and is paid by the investment adviser for providing these services.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), each Fund, along with other registered investment companies having management contracts with Fidelity Management & Research Company LLC (FMR), or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing each Fund to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. Activity in this program during the period for which loans were outstanding is presented in the table below. Interest expense on borrowings is paid by the investment adviser under the Expense Contract.

	Borrower or Lender	Average Loan Balance	Weighted Average Interest Rate
Fidelity ZERO Large Cap Index Fund .	Borrower	$10,305,000	3.32%
Fidelity ZERO Total Market Index Fund .	Borrower	$ 21,373,500	1.06%

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. During the period, there were no interfund trades.

7. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The commitment fees on the pro-rata portion of the line of credit are borne by the investment adviser. During the period, there were no borrowings on this line of credit.
8. Security Lending.
Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, a fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS	Security Lending Income From Securities Loaned to NFS	Value of Securities Loaned to NFS at Period End
Fidelity ZERO Extended Market Index Fund	$ 113,148	$ 77,846	$1,109,281
Fidelity ZERO International Index Fund	$ 7,477	$ 86	$-
Fidelity ZERO Large Cap Index Fund	$ 10,481	$ 274	$ 42,870
Fidelity ZERO Total Market Index Fund	$ 165,225	$ 96,105	$ 1,103,660

9. Bank Borrowings.
Each Fund is permitted to have bank borrowings for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity requirements. Each Fund has established borrowing arrangements with certain banks. The interest rate on the borrowings is the bank's base rate, as revised from time to time. Any open loans, including accrued interest, at period end are presented under the caption "Notes payable" in the Statement of Assets and Liabilities, if applicable. Activity in this program during the period for which loans were outstanding is presented in the table below. Interest expense on borrowings is paid by the investment adviser under the Expense Contract.
	Average Loan Balance	Weighted Average Interest Rate
Fidelity ZERO Large Cap Index Fund	$ 11,793,000	1.33%

10. Expense Reductions.
Through arrangements with each applicable Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce each applicable Fund's expenses. All of the applicable expense reductions are noted in the table below.

Custodian credits
Fidelity ZERO Extended Market Index Fund	$844
Fidelity ZERO International Index Fund	266
Fidelity ZERO Large Cap Index Fund .	537
Fidelity ZERO Total Market Index Fund	2,192
11. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.
12. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as pandemics, epidemics, outbreaks of infectious diseases, war, terrorism, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer.

Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Fidelity Concord Street Trust and the Shareholders of Fidelity ZERO Extended Market Index Fund, Fidelity ZERO International Index Fund, Fidelity ZERO Large Cap Index Fund, and Fidelity ZERO Total Market Index Fund
Opinion on the Financial Statements and Financial Highlights
We have audited the accompanying statements of assets and liabilities of Fidelity ZERO Extended Market Index Fund, Fidelity ZERO International Index Fund, Fidelity ZERO Large Cap Index Fund, and Fidelity ZERO Total Market Index Fund (the "Funds"), each a fund of Fidelity Concord Street Trust, including the schedules of investments, as of October 31, 2022, the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the four years in the period then ended and for the period from August 2, 2018 (commencement of operations) through October 31, 2018 for Fidelity ZERO International Index Fund and Fidelity ZERO Total Market Index Fund, and the financial highlights for each of the four years in the period then ended and for the period from September 13, 2018 (commencement of operations) through October 31, 2018 for Fidelity ZERO Extended Market Index Fund and Fidelity ZERO Large Cap Index Fund, and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of each of the Funds as of October 31, 2022, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the four years in the period then ended and for the period from August 2, 2018 (commencement of operations) through October 31, 2018 for Fidelity ZERO International Index Fund and Fidelity ZERO Total Market Index Fund, and the financial highlights for each of the four years in the period then ended and for the period from September 13, 2018 (commencement of operations) through October 31, 2018 for Fidelity ZERO Extended Market Index Fund and Fidelity ZERO Large Cap Index Fund, in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on the Funds' financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Funds are not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Funds' internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of October 31, 2022, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/ Deloitte & Touche LLP
Boston, Massachusetts
December 16, 2022
We have served as the auditor of one or more of the Fidelity investment companies since 1999.
Trustees and Officers
TRUSTEES AND OFFICERS
The Trustees, Members of the Advisory Board (if any), and officers of the trust and funds, as applicable, are listed below. The Board of Trustees governs each fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee each fund's activities, review contractual arrangements with companies that provide services to each fund, oversee management of the risks associated with such activities and contractual arrangements, and review each fund's performance. Except for Jonathan Chiel, each of the Trustees oversees 316 funds. Mr. Chiel oversees 184 funds.
The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person (as defined in the 1940 Act) of the trust and the funds is referred to herein as an Independent Trustee. Each Independent Trustee shall retire not later than the last day of the calendar year in which his or her 75th birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. Officers and Advisory Board Members hold office without limit in time, except that any officer or Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.
The funds' Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-544-8544.
Experience, Skills, Attributes, and Qualifications of the Trustees.   The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.
In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing each fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the funds, is provided below.
Board Structure and Oversight Function. Robert A. Lawrence is an interested person and currently serves as Chair. The Trustees have determined that an interested Chair is appropriate and benefits shareholders because an interested Chair has a personal and professional stake in the quality and continuity of services provided to the funds. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chair, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chair and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. David M. Thomas serves as Lead Independent Trustee and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.
Fidelity ® funds are overseen by different Boards of Trustees. The funds' Board oversees Fidelity's high income and certain equity funds, and other Boards oversee Fidelity's investment-grade bond, money market, asset allocation, and other equity funds. The asset allocation funds may invest in Fidelity ® funds overseen by the funds' Board. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity ® funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity ® funds overseen by each Board.
The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, each fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the funds' activities and associated risks. The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the funds' business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above. Because the day-to-day operations and activities of the funds are carried out by or through FMR, its affiliates, and other service providers, the funds' exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees. While each of the Board's committees has responsibility for overseeing different aspects of the funds' activities, oversight is exercised primarily through the Operations, Audit, and Compliance Committees. Appropriate personnel, including but not limited to the funds' Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the funds' Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate, including an annual review of Fidelity's risk management program for the Fidelity ® funds. The responsibilities of each standing committee, including their oversight responsibilities, are described further under "Standing Committees of the Trustees."
Interested Trustees*:
Correspondence intended for a Trustee who is an interested person may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.
Name, Year of Birth; Principal Occupations and Other Relevant Experience+
Jonathan Chiel (1957)
Year of Election or Appointment: 2016
Trustee
Mr. Chiel also serves as Trustee of other Fidelity ® funds. Mr. Chiel is Executive Vice President and General Counsel for FMR LLC (diversified financial services company, 2012-present). Previously, Mr. Chiel served as general counsel (2004-2012) and senior vice president and deputy general counsel (2000-2004) for John Hancock Financial Services; a partner with Choate, Hall & Stewart (1996-2000) (law firm); and an Assistant United States Attorney for the United States Attorney's Office of the District of Massachusetts (1986-95), including Chief of the Criminal Division (1993-1995). Mr. Chiel is a director on the boards of the Boston Bar Foundation and the Maimonides School.
Bettina Doulton (1964)
Year of Election or Appointment: 2021
Trustee
Ms. Doulton also serves as Trustee of other Fidelity ® funds. Prior to her retirement, Ms. Doulton served in a variety of positions at Fidelity Investments, including as a managing director of research (2006-2007), portfolio manager to certain Fidelity ® funds (1993-2005), equity analyst and portfolio assistant (1990-1993), and research assistant (1987-1990). Ms. Doulton currently owns and operates Phi Builders + Architects and Cellardoor Winery. Previously, Ms. Doulton served as a member of the Board of Brown Capital Management, LLC (2014-2018).
Robert A. Lawrence (1952)
Year of Election or Appointment: 2020
Trustee
Chair of the Board of Trustees
Mr. Lawrence also serves as Trustee of other funds. Previously, Mr. Lawrence served as a Trustee and Member of the Advisory Board of certain funds. Prior to his retirement in 2008, Mr. Lawrence served as Vice President of certain Fidelity ® funds (2006-2008), Senior Vice President, Head of High Income Division of Fidelity Management & Research Company (investment adviser firm, 2006-2008), and President of Fidelity Strategic Investments (investment adviser firm, 2002-2005).
* Determined to be an "Interested Trustee" by virtue of, among other things, his or her affiliation with the trust or various entities under common control with FMR.
+ The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for each fund.
Independent Trustees:
Correspondence intended for an Independent Trustee may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.
Name, Year of Birth; Principal Occupations and Other Relevant Experience+
Thomas P. Bostick (1956)
Year of Election or Appointment: 2021
Trustee
Lieutenant General Bostick also serves as Trustee of other Fidelity ® funds. Prior to his retirement, General Bostick (United States Army, Retired) held a variety of positions within the U.S. Army, including Commanding General and Chief of Engineers, U.S. Army Corps of Engineers (2012-2016) and Deputy Chief of Staff and Director of Human Resources, U.S. Army (2009-2012). General Bostick currently serves as a member of the Board and Finance and Governance Committees of CSX Corporation (transportation, 2020-present) and a member of the Board and Corporate Governance and Nominating Committee of Perma-Fix Environmental Services, Inc. (nuclear waste management, 2020-present). General Bostick serves as Chief Executive Officer of Bostick Global Strategies, LLC (consulting, 2016-present) and as a member of the Board of HireVue, Inc. (video interview and assessment, 2020-present). Previously, General Bostick served as a Member of the Advisory Board of certain Fidelity® funds (2021), President, Intrexon Bioengineering (2018-2020) and Chief Operating Officer (2017-2020) and Senior Vice President of the Environment Sector (2016-2017) of Intrexon Corporation (biopharmaceutical company).
Dennis J. Dirks (1948)
Year of Election or Appointment: 2005
Trustee
Mr. Dirks also serves as Trustee of other Fidelity ® funds. Prior to his retirement in May 2003, Mr. Dirks served as Chief Operating Officer and as a member of the Board of The Depository Trust & Clearing Corporation (financial markets infrastructure), President, Chief Operating Officer and a member of the Board of The Depository Trust Company (DTC), President and a member of the Board of the National Securities Clearing Corporation (NSCC), Chief Executive Officer and a member of the Board of the Government Securities Clearing Corporation and Chief Executive Officer and a member of the Board of the Mortgage-Backed Securities Clearing Corporation. Mr. Dirks currently serves as a member of the Finance Committee (2016-present) and Board (2017-present) and is Treasurer (2018-present) of the Asolo Repertory Theatre.
Donald F. Donahue (1950)
Year of Election or Appointment: 2018
Trustee
Mr. Donahue also serves as Trustee of other Fidelity ® funds. Mr. Donahue serves as President and Chief Executive Officer of Miranda Partners, LLC (risk consulting for the financial services industry, 2012-present). Previously, Mr. Donahue served as Chief Executive Officer (2006-2012), Chief Operating Officer (2003-2006) and Managing Director, Customer Marketing and Development (1999-2003) of The Depository Trust & Clearing Corporation (financial markets infrastructure). Mr. Donahue currently serves as a member (2007-present) and Co-Chairman (2016-present) of the Board of United Way of New York and a member of the Board of The Leadership Academy (previously NYC Leadership Academy) (2012-present). Mr. Donahue previously served as a member of the Advisory Board of certain Fidelity® funds (2015-2018).
Vicki L. Fuller (1957)
Year of Election or Appointment: 2020
Trustee
Ms. Fuller also serves as Trustee of other Fidelity ® funds. Previously, Ms. Fuller served as a member of the Advisory Board of certain Fidelity ® funds (2018-2020), Chief Investment Officer of the New York State Common Retirement Fund (2012-2018) and held a variety of positions at AllianceBernstein L.P. (global asset management, 1985-2012), including Managing Director (2006-2012) and Senior Vice President and Senior Portfolio Manager (2001-2006). Ms. Fuller currently serves as a member of the Board, Audit Committee and Nominating and Governance Committee of two Blackstone business development companies (2020-present), as a member of the Board of Treliant, LLC (consulting, 2019-present), as a member of the Advisory Board of Ariel Alternatives, LLC (private equity, 2021-present) and as a member of the Board and Chair of the Audit Committee of Gusto, Inc. (software, 2021-present). In addition, Ms. Fuller currently serves as a member of the Board of Roosevelt University (2019-present) and as a member of the Executive Board of New York University's Stern School of Business. Ms. Fuller previously served as a member of the Board, Audit Committee and Nominating and Governance Committee of The Williams Companies, Inc. (natural gas infrastructure, 2018-2021).
Patricia L. Kampling (1959)
Year of Election or Appointment: 2020
Trustee
Ms. Kampling also serves as Trustee of other Fidelity ® funds. Prior to her retirement, Ms. Kampling served as Chairman of the Board and Chief Executive Officer (2012-2019), President and Chief Operating Officer (2011-2012) and Executive Vice President and Chief Financial Officer (2010-2011) of Alliant Energy Corporation. Ms. Kampling currently serves as a member of the Board, Finance Committee and Governance, Compensation and Nominating Committee of Xcel Energy Inc. (utilities company, 2020-present) and as a member of the Board, Audit, Finance and Risk Committee and Safety, Environmental, Technology and Operations Committee and Chair of the Executive Development and Compensation Committee of American Water Works Company, Inc. (utilities company, 2019-present). In addition, Ms. Kampling currently serves as a member of the Board of the Nature Conservancy, Wisconsin Chapter (2019-present). Previously, Ms. Kampling served as a Member of the Advisory Board of certain Fidelity® funds (2020), a member of the Board, Compensation Committee and Executive Committee and Chair of the Audit Committee of Briggs & Stratton Corporation (manufacturing, 2011-2021), a member of the Board of Interstate Power and Light Company (2012-2019) and Wisconsin Power and Light Company (2012-2019) (each a subsidiary of Alliant Energy Corporation) and as a member of the Board and Workforce Development Committee of the Business Roundtable (2018-2019).
Thomas A. Kennedy (1955)
Year of Election or Appointment: 2021
Trustee
Mr. Kennedy also serves as Trustee of other Fidelity ® funds. Previously, Mr. Kennedy served as a Member of the Advisory Board of certain Fidelity ® funds (2020) and held a variety of positions at Raytheon Company (aerospace and defense, 1983-2020), including Chairman and Chief Executive Officer (2014-2020) and Executive Vice President and Chief Operating Officer (2013-2014). Mr. Kennedy currently serves as Executive Chairman of the Board of Directors of Raytheon Technologies Corporation (aerospace and defense, 2020-present). He is also a member of the Rutgers School of Engineering Industry Advisory Board (2011-present) and a member of the UCLA Engineering Dean's Executive Board (2016-present).
Oscar Munoz (1959)
Year of Election or Appointment: 2021
Trustee
Mr. Munoz also serves as Trustee of other Fidelity ® funds. Prior to his retirement, Mr. Munoz served as Executive Chairman (2020-2021), Chief Executive Officer (2015-2020), President (2015-2016) and a member of the Board (2010-2021) of United Airlines Holdings, Inc. Mr. Munoz currently serves as a member of the Board of CBRE Group, Inc. (commercial real estate, 2020-present), a member of the Board of Univision Communications, Inc. (Hispanic media, 2020-present) and a member of the Advisory Board of Salesforce.com, Inc. (cloud-based software, 2020-present). Previously, Mr. Munoz served as a Member of the Advisory Board of certain Fidelity ® funds (2021).
Garnett A. Smith (1947)
Year of Election or Appointment: 2018
Trustee
Mr. Smith also serves as Trustee of other Fidelity ® funds. Prior to his retirement, Mr. Smith served as Chairman and Chief Executive Officer (1990-1997) and President (1986-1990) of Inbrand Corp. (manufacturer of personal absorbent products). Prior to his employment with Inbrand Corp., he was employed by a retail fabric chain and North Carolina National Bank (now Bank of America). Mr. Smith previously served as a member of the Advisory Board of certain Fidelity ® funds (2012-2013).
David M. Thomas (1949)
Year of Election or Appointment: 2008
Trustee
Lead Independent Trustee
Mr. Thomas also serves as Trustee of other Fidelity ® funds. Previously, Mr. Thomas served as Executive Chairman (2005-2006) and Chairman and Chief Executive Officer (2000-2005) of IMS Health, Inc. (pharmaceutical and healthcare information solutions). Mr. Thomas currently serves as a member of the Board of Fortune Brands Home and Security (home and security products, 2004-present) and as Director (2013-present) and Non-Executive Chairman of the Board (2022-present) of Interpublic Group of Companies, Inc. (marketing communication).
Susan Tomasky (1953)
Year of Election or Appointment: 2020
Trustee
Ms. Tomasky also serves as Trustee of other Fidelity ® funds. Prior to her retirement, Ms. Tomasky served in various executive officer positions at American Electric Power Company, Inc. (1998-2011), including most recently as President of AEP Transmission (2007-2011). Ms. Tomasky currently serves as a member of the Board and Sustainability Committee and as Chair of the Audit Committee of Marathon Petroleum Corporation (2018-present) and as a member of the Board, Executive Committee, Corporate Governance Committee and Organization and Compensation Committee and as Chair of the Audit Committee of Public Service Enterprise Group, Inc. (utilities company, 2012-present) and as a member of the Board of its subsidiary company, Public Service Electric and Gas Co. (2021-present). In addition, Ms. Tomasky currently serves as a member (2009-present) and President (2020-present) of the Board of the Royal Shakespeare Company - America (2009-present), as a member of the Board of the Columbus Association for the Performing Arts (2011-present) and as a member of the Board and Kenyon in the World Committee of Kenyon College (2016-present). Previously, Ms. Tomasky served as a Member of the Advisory Board of certain Fidelity ® funds (2020), as a member of the Board of the Columbus Regional Airport Authority (2007-2020), as a member of the Board (2011-2018) and Lead Independent Director (2015-2018) of Andeavor Corporation (previously Tesoro Corporation) (independent oil refiner and marketer) and as a member of the Board of Summit Midstream Partners LP (energy, 2012-2018).
Michael E. Wiley (1950)
Year of Election or Appointment: 2020
Trustee
Mr. Wiley also serves as Trustee of other Fidelity ® funds. Previously, Mr. Wiley served as a member of the Advisory Board of certain Fidelity ® funds (2018-2020), Chairman, President and CEO of Baker Hughes, Inc. (oilfield services, 2000-2004). Mr. Wiley also previously served as a member of the Board of Andeavor Corporation (independent oil refiner and marketer, 2005-2018), a member of the Board of Andeavor Logistics LP (natural resources logistics, 2015-2018) and a member of the Board of High Point Resources (exploration and production, 2005-2020).
+ The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for each fund.
Advisory Board Members and Officers:
Correspondence intended for a Member of the Advisory Board (if any) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235. Correspondence intended for an officer or Peter S. Lynch may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210. Officers appear below in alphabetical order.
Name, Year of Birth; Principal Occupation
Peter S. Lynch (1944)
Year of Election or Appointment: 2003
Member of the Advisory Board
Mr. Lynch also serves as a Member of the Advisory Board of other Fidelity ® funds. Mr. Lynch is Vice Chairman and a Director of Fidelity Management & Research Company LLC (investment adviser firm). In addition, Mr. Lynch serves as a Trustee of Boston College and as the Chairman of the Inner-City Scholarship Fund. Previously, Mr. Lynch served as Vice Chairman and a Director of FMR Co., Inc. (investment adviser firm) and on the Special Olympics International Board of Directors (1997-2006).
Craig S. Brown (1977)
Year of Election or Appointment: 2022
Deputy Treasurer
Mr. Brown also serves as an officer of other funds. Mr. Brown serves as Assistant Treasurer of FIMM, LLC (2021-present) and is an employee of Fidelity Investments (2013-present). Previously, Mr. Brown served as Assistant Treasurer of certain Fidelity ® funds (2019-2022).
John J. Burke III (1964)
Year of Election or Appointment: 2018
Chief Financial Officer
Mr. Burke also serves as Chief Financial Officer of other funds. Mr. Burke serves as Head of Investment Operations for Fidelity Fund and Investment Operations (2018-present) and is an employee of Fidelity Investments (1998-present). Previously Mr. Burke served as head of Asset Management Investment Operations (2012-2018).
William C. Coffey (1969)
Year of Election or Appointment: 2019
Assistant Secretary
Mr. Coffey also serves as Assistant Secretary of other funds. He is Senior Vice President and Deputy General Counsel of FMR LLC (diversified financial services company, 2010-present), and is an employee of Fidelity Investments. Previously, Mr. Coffey served as Secretary and CLO of certain funds (2018-2019); CLO, Secretary, and Senior Vice President of Fidelity Management & Research Company and FMR Co., Inc. (investment adviser firms, 2018-2019); Secretary of Fidelity SelectCo, LLC and Fidelity Investments Money Management, Inc. (investment adviser firms, 2018-2019); CLO of Fidelity Management & Research (Hong Kong) Limited, FMR Investment Management (UK) Limited, and Fidelity Management & Research (Japan) Limited (investment adviser firms, 2018-2019); and Assistant Secretary of certain funds (2009-2018).
Timothy M. Cohen (1969)
Year of Election or Appointment: 2018
Vice President
Mr. Cohen also serves as Vice President of other funds. Mr. Cohen serves as Co-Head of Equity (2018-present), a Director of Fidelity Management & Research (Japan) Limited (investment adviser firm, 2016-present), and is an employee of Fidelity Investments. Previously, Mr. Cohen served as Executive Vice President of Fidelity SelectCo, LLC (2019), Head of Global Equity Research (2016-2018), Chief Investment Officer - Equity and a Director of Fidelity Management & Research (U.K.) Inc. (investment adviser firm, 2013-2015) and as a Director of Fidelity Management & Research (Hong Kong) Limited (investment adviser firm, 2017).
Jonathan Davis (1968)
Year of Election or Appointment: 2010
Assistant Treasurer
Mr. Davis also serves as an officer of other funds. Mr. Davis serves as Assistant Treasurer of FIMM, LLC (2021-present), FMR Capital, Inc. (2017-present), FD Funds GP LLC (2021-present), FD Funds Holding LLC (2021-present), and FD Funds Management LLC (2021-present); and is an employee of Fidelity Investments. Previously, Mr. Davis served as Vice President and Associate General Counsel of FMR LLC (diversified financial services company, 2003-2010).
Laura M. Del Prato (1964)
Year of Election or Appointment: 2018
Assistant Treasurer
Ms. Del Prato also serves as an officer of other funds. Ms. Del Prato serves as Assistant Treasurer of FIMM, LLC (2021-present) and is an employee of Fidelity Investments (2017-present). Previously, Ms. Del Prato served as President and Treasurer of The North Carolina Capital Management Trust: Cash Portfolio and Term Portfolio (2018-2020). Prior to joining Fidelity Investments, Ms. Del Prato served as a Managing Director and Treasurer of the JPMorgan Mutual Funds (2014-2017). Prior to JPMorgan, Ms. Del Prato served as a partner at Cohen Fund Audit Services (accounting firm, 2012-2013) and KPMG LLP (accounting firm, 2004-2012).
Colm A. Hogan (1973)
Year of Election or Appointment: 2020
Assistant Treasurer
Mr. Hogan also serves as an officer of other funds. Mr. Hogan serves as Assistant Treasurer of FIMM, LLC (2021-present) and FMR Capital, Inc. (2017-present) and is an employee of Fidelity Investments (2005-present). Previously, Mr. Hogan served as Deputy Treasurer of certain Fidelity ® funds (2016-2020) and Assistant Treasurer of certain Fidelity ® funds (2016-2018).
Pamela R. Holding (1964)
Year of Election or Appointment: 2018
Vice President
Ms. Holding also serves as Vice President of other funds. Ms. Holding serves as Co-Head of Equity (2018-present) and is an employee of Fidelity Investments (2013-present). Previously, Ms. Holding served as Executive Vice President of Fidelity SelectCo, LLC (2019) and as Chief Investment Officer of Fidelity Institutional Asset Management (2013-2018).
Cynthia Lo Bessette (1969)
Year of Election or Appointment: 2019
Secretary and Chief Legal Officer (CLO)
Ms. Lo Bessette also serves as an officer of other funds. Ms. Lo Bessette serves as CLO, Secretary, and Senior Vice President of Fidelity Management & Research Company LLC (investment adviser firm, 2019-present); CLO of Fidelity Management & Research (Hong Kong) Limited, FMR Investment Management (UK) Limited, and Fidelity Management & Research (Japan) Limited (investment adviser firms, 2019-present); Secretary of FD Funds GP LLC (2021-present), FD Funds Holding LLC (2021-present), FD Funds Management LLC (2021-present), and Fidelity Diversifying Solutions LLC (investment adviser firm, 2022-present); and Assistant Secretary of FIMM, LLC (2019-present). She is a Senior Vice President and Deputy General Counsel of FMR LLC (diversified financial services company, 2019-present), and is an employee of Fidelity Investments. Previously, Ms. Lo Bessette served as CLO, Secretary, and Senior Vice President of FMR Co., Inc. (investment adviser firm, 2019); Secretary of Fidelity SelectCo, LLC and Fidelity Investments Money Management, Inc. (investment adviser firms, 2019). Prior to joining Fidelity Investments, Ms. Lo Bessette was Executive Vice President, General Counsel (2016-2019) and Senior Vice President, Deputy General Counsel (2015-2016) of OppenheimerFunds (investment management company) and Deputy Chief Legal Officer (2013-2015) of Jennison Associates LLC (investment adviser firm).
Chris Maher (1972)
Year of Election or Appointment: 2020
Deputy Treasurer
Mr. Maher also serves as an officer of other funds. Mr. Maher serves as Assistant Treasurer of FIMM, LLC (2021-present) and FMR Capital, Inc. (2017-present), and is an employee of Fidelity Investments (2008-present). Previously, Mr. Maher served as Assistant Treasurer of certain funds (2013-2020); Vice President of Asset Management Compliance (2013), Vice President of the Program Management Group of FMR (investment adviser firm, 2010-2013), and Vice President of Valuation Oversight (2008-2010).
Jason P. Pogorelec (1975)
Year of Election or Appointment: 2020
Chief Compliance Officer
Mr. Pogorelec also serves as Chief Compliance Officer of other funds. Mr. Pogorelec is a senior Vice President of Asset Management Compliance for Fidelity Investments and is an employee of Fidelity Investments (2006-present). Previously, Mr. Pogorelec served as Vice President, Associate General Counsel for Fidelity Investments (2010-2020) and Assistant Secretary of certain Fidelity funds (2015-2020).
Brett Segaloff (1972)
Year of Election or Appointment: 2021
Anti-Money Laundering (AML) Officer
Mr. Segaloff also serves as an AML Officer of other funds and other related entities. He is Director, Anti-Money Laundering (2007-present) of FMR LLC (diversified financial services company) and is an employee of Fidelity Investments (1996-present).
Stacie M. Smith (1974)
Year of Election or Appointment: 2016
President and Treasurer
Ms. Smith also serves as an officer of other funds. Ms. Smith serves as Assistant Treasurer of FIMM, LLC (2021-present) and FMR Capital, Inc. (2017-present), is an employee of Fidelity Investments (2009-present), and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Smith served as Senior Audit Manager of Ernst & Young LLP (accounting firm, 1996-2009). Previously, Ms. Smith served as Assistant Treasurer (2013-2019) and Deputy Treasurer (2013-2016) of certain Fidelity ® funds.
Jim Wegmann (1979)
Year of Election or Appointment: 2019
Assistant Treasurer
Mr. Wegmann also serves as an officer of other funds. Mr. Wegmann serves as Assistant Treasurer of FIMM, LLC (2021-present) and is an employee of Fidelity Investments (2011-present). Previously, Mr. Wegmann served as Assistant Treasurer of certain Fidelity ® funds (2019-2021).
Shareholder Expense Example
As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (May 1, 2022 to October 31, 2022).

Actual Expenses
The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes
The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio- A	Beginning Account Value May 1, 2022	Ending Account Value October 31, 2022	Expenses Paid During Period- C May 1, 2022 to October 31, 2022

Fidelity ZERO® Extended Market Index Fund	-%- D
Actual		$ 1,000	$ 964.60	$- E
Hypothetical- B		$ 1,000	$ 1,025.21	$- E

Fidelity ZERO® International Index Fund	-%- D
Actual		$ 1,000	$ 863.90	$- E
Hypothetical- B		$ 1,000	$ 1,025.21	$- E

Fidelity ZERO® Large Cap Index Fund	-%- D
Actual		$ 1,000	$ 941.60	$- E
Hypothetical- B		$ 1,000	$ 1,025.21	$- E

Fidelity ZERO® Total Market Index Fund	-%- D
Actual		$ 1,000	$ 944.80	$- E
Hypothetical- B		$ 1,000	$ 1,025.21	$- E

A   Annualized expense ratio reflects expenses net of applicable fee waivers.

B   5% return per year before expenses

C   Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/ 365 (to reflect the one-half year period). The fees and expenses of any Underlying Funds are not included in each annualized expense ratio.
D   Amount represents less than .005%.

E   Amount represents less than $.005.

Distributions   (Unaudited)
The dividend and capital gains distributions for the fund(s) are available on Fidelity.com or Institutional.Fidelity.com.

A percentage of the dividends distributed during the fiscal year for the following funds qualify for the dividends-received deduction for corporate shareholders:

Fidelity ZERO Extended Market Index Fund
December 2021	30%
Fidelity ZERO Large Cap Index Fund
December 2021	97%
Fidelity ZERO Total Market Index Fund
December 2021	71%

A percentage of the dividends distributed during the fiscal year for the following funds may be taken into account as a dividend for purposes of the maximum rate under section 1(h)(11) of the Internal Revenue Code.

Fidelity ZERO Extended Market Index Fund
December 2021	32%
Fidelity ZERO International Index Fund
December 3, 2021	72%
December 28, 2021	75%
Fidelity ZERO Large Cap Index Fund
December 2021	98%
Fidelity ZERO Total Market Index Fund
December 2021	74%

A percentage of the dividends distributed during the fiscal year for the following funds qualify as a section 199A dividend:

Fidelity ZERO Extended Market Index Fund
December 2021	6%
Fidelity ZERO Total Market Index Fund
December 2021	4%

The funds hereby designate the percentages noted below of the short-term capital gain dividends distributed during the fiscal year as qualifying to be taxed as short-term capital gain dividends for nonresident alien shareholders:

December 2021
Fidelity ZERO Extended Market Index Fund	100%

The amounts per share which represent income derived from sources within, and taxes paid to, foreign countries or possessions of the United States are as follows:
	Pay Date	Income	Taxes
Fidelity ZERO International Index Fund	12/06/2021	$0.3238	$0.0353
	12/29/2021	$0.0000	$0.0000

The funds will notify shareholders in January 2023 of amounts for use in preparing 2022 income tax returns.

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity ZERO Extended Market Index
Fidelity ZERO Large Cap Index
Fidelity ZERO International Index
Fidelity ZERO Total Market Index

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract with Fidelity Management & Research Company LLC (FMR) and the sub-advisory agreement (Sub-Advisory Agreement) for each fund with Geode Capital Management, LLC (Geode) (together, the Advisory Contracts). FMR and Geode are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of each fund's Advisory Contracts, including the services and support provided to each fund and its shareholders. The Board has established various standing committees (Committees), each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of each fund's Advisory Contracts. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through joint ad hoc committees to discuss certain matters relevant to all of the Fidelity funds.

At its May 2022 meeting, the Board unanimously determined to renew each fund's Advisory Contracts. In considering whether to renew the Advisory Contracts for each fund, the Board considered all factors it believed relevant and reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of each fund and its shareholders and the fact that no fee is payable under the management contracts was fair and reasonable.

Nature, Extent, and Quality of Services Provided. The Board considered staffing as it relates to the funds, including the backgrounds of investment personnel of Fidelity and Geode, and also considered the funds' investment objectives, strategies, and related investment philosophies. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups and with senior management of Geode. The Board considered the structure of the investment personnel compensation programs and whether the structures provide appropriate incentives to act in the best interests of the fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage. The Board also considered the steps Fidelity and Geode had taken to ensure the continued provision of high quality services to the Fidelity funds during the COVID-19 pandemic, including the expansion of staff in client facing positions to maintain service levels in periods of high volumes and volatility.

The Trustees also discussed with representatives of Fidelity, at meetings throughout the year, Fidelity's role in, among other things, overseeing compliance with federal securities laws and other applicable requirements by Geode with respect to the fund and monitoring and overseeing the performance and investment capabilities of Geode. The Trustees considered that the Board had received from Fidelity periodic reports about its oversight and due diligence processes, as well as periodic reports regarding the performance of Geode.

The Board also considered the nature, extent and quality of services provided by Geode. The Trustees noted that under each Sub-Advisory Agreement, subject to oversight by Fidelity, Geode is responsible for, among other things, identifying investments and arranging for execution of portfolio transactions to implement the fund's investment strategy. In addition, the Trustees noted that Geode is responsible for providing such reporting as may be requested by Fidelity to fulfill its oversight responsibilities discussed above.

Resources Dedicated to Investment Management and Support Services . The Board and the Fund Oversight and Research Committees reviewed the general qualifications and capabilities of Fidelity's and Geode's investment staffs, including their size, education, experience, and resources, as well as Fidelity's and Geode's approach to recruiting, training, managing, and compensating investment personnel. The Board considered that Fidelity's and Geode's investment professionals have extensive resources, tools and capabilities so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously. Additionally, in its deliberations, the Board considered Fidelity's and Geode's trading, risk management, compliance, and technology and operations capabilities and resources, which are integral parts of the investment management process.

Shareholder and Administrative Services . The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and by FMR's affiliates under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for each fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted to, and the record of compliance with, each fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value and convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information over the Internet and through telephone representatives, investor education materials, and asset allocation tools. The Board also considered that it reviews customer service metrics such as telephone response times, continuity of services on the website and metrics addressing services at Fidelity Investor Centers.

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including: (i) continuing to dedicate additional resources to Fidelity's investment research process, which includes meetings with management of issuers of securities in which the funds invest; (ii) continuing efforts to enhance Fidelity's global research capabilities; (iii) launching new funds and ETFs with innovative structures, strategies and pricing and making other enhancements to meet client needs; (iv) launching new share classes of existing funds; (v) eliminating purchase minimums and broadening eligibility requirements for certain funds and share classes; (vi) reducing management fees and total expenses for certain target date funds and classes and index funds; (vii) lowering expenses for certain existing funds and classes by implementing or lowering expense caps; (viii) rationalizing product lines and gaining increased efficiencies from fund mergers and liquidations; (ix) continuing to develop, acquire and implement systems and technology to improve services to the funds and shareholders, strengthen information security, and increase efficiency; and (x) continuing to implement enhancements to further strengthen Fidelity's product line to increase investors' probability of success in achieving their investment goals, including retirement income goals.

Investment Performance. The Board considered whether each fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions. The Board reviewed each fund's absolute investment performance, as well as each fund's relative investment performance.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to each fund under the Advisory Contracts should continue to benefit the shareholders of each fund.

Competitiveness of Management Fee and Total Expense Ratio . The Board considered that each fund does not pay FMR a management fee for investment advisory services. The Board also noted that FMR or an affiliate undertakes to pay all operating expenses of each fund with limited exceptions.

Based on its review, the Board considered that each fund does not pay a management fee and concluded that the total expense ratio of each fund was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability . The Board considered the level of Fidelity's profits in respect of all the Fidelity funds.

A public accounting firm has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. The engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of certain fund profitability information and its conformity to established allocation methodologies. After considering the reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's and Geode's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's mutual fund business (i.e., fall-out benefits) as well as cases where Fidelity's and Geode's affiliates may benefit from the funds' business. The Board considered areas where potential indirect benefits to the Fidelity funds from their relationships with Fidelity may exist. The Board's consideration of these matters was informed by the findings of a joint ad hoc committee created by it and the boards of other Fidelity funds to evaluate potential fall-out benefits.

The Board concluded that the costs of the services provided by and the profits realized by Fidelity and Geode in connection with the operation of each fund were not relevant to the renewal of the Advisory Contracts because each fund pays no advisory fees and FMR or an affiliate bears all expenses of each fund with limited exceptions.

Economies of Scale . The Board concluded that because each fund pays no advisory fees and FMR bears all expenses of each fund with limited exceptions, the realization of economies of scale was not a material factor in the Board's decision to renew each fund's Advisory Contracts.

Additional Information Requested by the Board . In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including: (i) fund flow and performance trends, in particular the underperformance of certain funds and strategies, and Fidelity's long-term strategies for certain funds, including any consideration of fund liquidations or mergers; (ii) the operation  of performance fees, competitor use of performance fees, and consideration of the expansion of performance fees to additional funds; (iii) Fidelity's pricing philosophy compared to competitors; (iv) fund profitability methodology and data; (v) evaluation of competitive fund data and peer group classifications and fee and expense comparisons; (vi) the management fee and expense structures for different funds and classes and information about the differences between various fee and expense structures; (vii) group fee breakpoints and related voluntary fee waivers; and (viii) information regarding other accounts managed by Fidelity and the funds' sub-advisory arrangements.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the advisory and sub-advisory fee arrangements are fair and reasonable, and that each fund's Advisory Contracts should be renewed.

Board Approval of Investment Advisory Contracts

Fidelity ZERO Large Cap Index Fund
Fidelity ZERO Total Market Index Fund
Fidelity ZERO Extended Market Index Fund
Fidelity ZERO International Index Fund

At its September 2022 meeting, the Board of Trustees, including a majority of the Independent Trustees (together, the Board), voted to approve an amended and restated sub-advisory agreement with Geode Capital Management, LLC (Geode) for each fund (the Amended Contracts) to decrease the sub-advisory fee rate paid by Fidelity Management & Research Company LLC (FMR), each fund's investment adviser, to Geode on behalf of Fidelity ZERO Large Cap Index Fund by 0.05 basis points, Fidelity ZERO Total Market Index Fund by 0.10 basis points, Fidelity ZERO Extended Market Index Fund by 0.05 basis points, and Fidelity ZERO International Index Fund by 0.35 basis points, effective October 1, 2022. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, considered a broad range of information.

Nature, Extent, and Quality of Services Provided . The Board previously received and considered materials relating to the nature, extent and quality of services provided by FMR and Geode to each fund, including the resources dedicated to investment management and support services, shareholder and administrative services, the benefits to shareholders of investment in a large fund family and the investment performance of each fund in connection with the annual renewal of each fund's current management contract and sub-advisory agreement (Advisory Contracts). At its May 2022 meeting, the Board concluded that the nature, extent and quality of the services provided to each fund under the existing Advisory Contracts should continue to benefit each fund's shareholders. The Board noted that approval of the Amended Contracts would not change each fund's portfolio manager, the investment processes, the level or nature of services provided, the resources and personnel allocated or trading and compliance operations. The Board concluded that the nature, extent, and quality of services to be provided to each fund under the Amended Contracts should continue to benefit each fund's shareholders.

Competitiveness of Management Fee and Total Expense Ratio . The Board considered that each fund does not pay FMR a management fee for investment advisory services and that FMR or an affiliate undertakes to pay all operating expenses of each fund with limited exceptions. Based on its review, the Board considered that each fund does not pay a management fee and concluded at its May 2022 and September 2022 meetings that each fund's total expense ratio was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability. The Board considered that it previously reviewed information regarding the level of Fidelity's profits in respect of all Fidelity funds. Because each fund pays no advisory fees and FMR or an affiliate bears all expenses of each fund, with limited exceptions, the Board did not consider the costs and services provided by and the profits realized by Fidelity in connection with the operation of each fund to be relevant in its decision to approve the Amended Contracts.

Economies of Scale . The Board did not consider the realization of economies of scale to be a material factor in its decision to approve the Amended Contracts because each fund pays no advisory fees and FMR or an affiliate will continue to bear all expenses of each fund with limited exceptions.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the sub-advisory fee arrangements are fair and reasonable, and that each fund's Amended Contract should be approved.

1.9891446.104
EML-ANN-1222
Fidelity® Series International Index Fund

Annual Report
October 31, 2022

Contents

Performance
Management's Discussion of Fund Performance
Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Report of Independent Registered Public Accounting Firm
Trustees and Officers
Shareholder Expense Example
Distributions
Board Approval of Investment Advisory Contracts and Management Fees

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.
The funds or securities referred to herein are not sponsored, endorsed, or promoted by MSCI, and MSCI bears no liability with respect to any such funds or securities or any index on which such funds or securities are based. The prospectus contains a more detailed description of the limited relationship MSCI has with Fidelity and any related funds.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2022 FMR LLC. All rights reserved.
This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.

Performance: The Bottom Line
Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.
Average Annual Total Returns

Periods ended October 31, 2022	Past 1 year	Life of Fund A
Fidelity® Series International Index Fund	-23.05%	0.25%

A     From August 17, 2018

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity® Series International Index Fund, on August 17, 2018, when the fund started.

The chart shows how the value of your investment would have changed, and also shows how the MSCI EAFE Index performed over the same period.

13,500
13,000
12,000
11,000
10,000
9,000
$8,400
2018
2019
2020
2021
2022

Period Ending Values

$10,105 Fidelity® Series International Index Fund

$10,189 MSCI EAFE Index

Management's Discussion of Fund Performance
Market Recap:
International equities returned -24.61% for the 12 months ending October 31, 2022, according to the MSCI ACWI (All Country World Index) ex USA Index. After gaining 7.98% in 2021, non-U.S. stocks retreated in the new year, as a multitude of risk factors challenged the global economy and financial markets. Persistently high inflation in some markets, exacerbated by energy price shocks from the Russia-Ukraine conflict, spurred the U.S. Federal Reserve and other central banks to aggressively tighten monetary policy, and market interest rates eclipsed their highest level in roughly a decade, stoking recession fears and sending stocks into bear market territory. Other factors influencing equities abroad included surging global commodity prices, rising sovereign bond yields in some markets, ongoing global supply-chain disruption, a broadly strong U.S. dollar and the potential for variants of the coronavirus to upend global economic growth. Against this backdrop, the index returned -24.20% year to date through October. For the full 12 months, emerging markets (-31%) and Europe ex U.K. (-25%) notably lagged. Conversely, Canada (-13%) and the U.K. (-12%) held up best. Among the 11 sectors, information technology and consumer discretionary (-37% each) fared worst. Communication services (-34%) also trailed the broader market. In contrast, energy gained 2% amid high prices for oil and natural gas. The defensive-oriented utilities (-16%) sector also outperformed, as did financials and consumer staples (-18% each).
Comments from the Geode Capital Management, LLC, passive equity index team :
For the fiscal year ending October 31, 2022, the fund returned -23.05%, roughly in line with the -22.84% result of the benchmark MSCI EAFE Index (Net MA). ( The fund's relative performance can be affected by Fidelity's methodologies for valuing certain foreign stocks and for incorporating foreign exchange rates, which differ from those used by the index, as well as by local tax laws or regulations, which vary by country. ) By region, Europe ex U.K. returned -25.24% and detracted most, followed by Japan (-24.65%). By sector, stocks in the industrials sector returned about -27% and detracted most, followed by consumer discretionary, which returned -31%. Financials returned -20%, hampered by the banks industry (-16%). Information technology detracted -36%, especially in the semiconductors & semiconductor equipment industry (-40%). Health care (-17%) and consumer staples (-19%), especially in the food, beverage & tobacco industry (-15%), hampered results. Other notable detractors included the materials (-20%) and communication services (-23%) sectors. Real estate (-31%) and utilities (-21%) also hurt. From a sector standpoint, energy gained 16% and contributed most. Turning to individual stocks, the biggest individual detractor was ASML Holding (-41%), from the semiconductors & semiconductor equipment segment, followed by Sony (-41%), which is in the consumer durables & apparel category. Within food, beverage & tobacco, Nestle returned -16% and hurt. Other detractors were Sea (-86%), a stock in the media & entertainment industry, and Recruit Holdings (-53%), from the commercial & professional services group. In contrast, the biggest individual contributor was Shell (+24%), from the energy sector. In energy, BP (+20%) and TotalEnergies (+14%) helped. British American Tobacco, within the food, beverage & tobacco category, advanced 21% and lifted the fund. Another contributor was Daiichi (+28%), a stock in the pharmaceuticals, biotechnology & life sciences segment.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Investment Summary October 31, 2022 (Unaudited)
Top Holdings (% of Fund's net assets)

Nestle SA (Reg. S) (Switzerland, Food Products)	2.3
Roche Holding AG (participation certificate) (Switzerland, Pharmaceuticals)	1.8
Shell PLC (London) (United Kingdom, Oil, Gas & Consumable Fuels)	1.6
ASML Holding NV (Netherlands) (Netherlands, Semiconductors & Semiconductor Equipment)	1.5
AstraZeneca PLC (United Kingdom) (United Kingdom, Pharmaceuticals)	1.4
Novo Nordisk A/S Series B (Denmark, Pharmaceuticals)	1.4
LVMH Moet Hennessy Louis Vuitton SE (France, Textiles, Apparel & Luxury Goods)	1.3
Novartis AG (Switzerland, Pharmaceuticals)	1.3
Toyota Motor Corp. (Japan, Automobiles)	1.1
TotalEnergies SE (France, Oil, Gas & Consumable Fuels)	1.0
14.7

Market Sectors (% of Fund's net assets)

Financials	17.4
Industrials	14.9
Health Care	14.0
Consumer Discretionary	10.7
Consumer Staples	10.3
Information Technology	8.3
Materials	7.6
Energy	5.1
Communication Services	4.6
Utilities	3.7
Real Estate	1.8

Asset Allocation (% of Fund's net assets)

Foreign investments - 98.3%

Geographic Diversification (% of Fund's net assets)

*    Includes Short-Term investments and Net Other Assets (Liabilities).
Percentages are based on country or territory of incorporation and are adjusted for the effect of futures contracts, if applicable.

Schedule of Investments October 31, 2022
Showing Percentage of Net Assets
Common Stocks - 97.9%
	Shares	Value ($)
Australia - 7.7%
Ampol Ltd.	5,164	89,945
APA Group unit	25,571	171,907
Aristocrat Leisure Ltd.	13,061	309,700
ASX Ltd.	4,195	181,662
Aurizon Holdings Ltd.	39,880	92,343
Australia & New Zealand Banking Group Ltd.	64,600	1,058,390
BHP Group Ltd.	109,724	2,622,110
BlueScope Steel Ltd.	10,392	104,561
Brambles Ltd.	31,115	232,464
Cochlear Ltd.	1,426	182,164
Coles Group Ltd.	28,957	302,470
Commonwealth Bank of Australia	36,986	2,476,529
Computershare Ltd.	11,777	190,363
CSL Ltd.	10,441	1,873,210
Dexus unit	23,309	115,699
Dominos Pizza Enterprises Ltd.	1,327	54,112
Endeavour Group Ltd.	29,110	133,135
Evolution Mining Ltd.	39,714	52,838
Fortescue Metals Group Ltd.	36,704	345,789
Goodman Group unit	36,441	396,261
IDP Education Ltd.	4,523	85,608
Insurance Australia Group Ltd.	53,430	167,465
Lendlease Group unit	14,931	82,995
Macquarie Group Ltd.	7,899	856,415
Medibank Private Ltd.	59,681	107,272
Mineral Resources Ltd.	3,691	172,656
Mirvac Group unit	85,460	113,155
National Australia Bank Ltd.	69,573	1,445,174
Newcrest Mining Ltd.	19,356	214,373
Northern Star Resources Ltd.	25,251	141,167
Orica Ltd.	9,738	86,457
Origin Energy Ltd.	38,166	135,980
Qantas Airways Ltd. (a)	20,034	74,838
QBE Insurance Group Ltd.	32,147	251,689
Ramsay Health Care Ltd.	3,968	148,658
REA Group Ltd.	1,145	89,052
Reece Ltd.	4,914	48,815
Rio Tinto Ltd.	8,046	453,932
Santos Ltd.	69,735	340,422
Scentre Group unit	112,492	208,671
SEEK Ltd.	7,284	100,592
Sonic Healthcare Ltd.	9,885	207,203
South32 Ltd.	100,649	230,916
Stockland Corp. Ltd. unit	51,735	119,132
Suncorp Group Ltd.	27,363	199,706
Telstra Group Ltd.	88,041	220,756
The GPT Group unit	41,517	114,458
The Lottery Corp. Ltd. (a)	48,222	132,326
Transurban Group unit	66,555	564,503
Treasury Wine Estates Ltd.	15,640	129,553
Vicinity Centres unit	83,861	104,333
Washington H. Soul Pattinson & Co. Ltd.	4,693	83,872
Wesfarmers Ltd.	24,582	713,346
Westpac Banking Corp.	75,887	1,170,326
WiseTech Global Ltd.	3,183	118,414
Woodside Energy Group Ltd.	41,155	947,166
Woolworths Group Ltd.	26,309	555,679
TOTAL AUSTRALIA		21,922,727
Austria - 0.2%
Erste Group Bank AG	7,453	183,679
OMV AG	3,192	147,126
Verbund AG	1,476	115,599
Voestalpine AG	2,536	55,086
TOTAL AUSTRIA		501,490
Bailiwick of Jersey - 0.9%
Experian PLC	19,959	636,398
Ferguson PLC	4,648	506,914
Glencore PLC	213,697	1,225,141
WPP PLC	23,670	208,300
TOTAL BAILIWICK OF JERSEY		2,576,753
Belgium - 0.8%
Ageas	3,497	121,061
Anheuser-Busch InBev SA NV	18,829	941,834
D'ieteren Group	540	89,814
ELIA GROUP SA/NV	716	90,500
Groupe Bruxelles Lambert SA	2,157	159,021
KBC Group NV	5,423	271,778
Proximus	3,189	33,438
Sofina SA	334	65,190
Solvay SA Class A	1,607	144,900
UCB SA	2,741	206,735
Umicore SA	4,540	149,665
Warehouses de Pauw	3,500	89,862
TOTAL BELGIUM		2,363,798
Bermuda - 0.1%
CK Infrastructure Holdings Ltd.	13,581	64,534
Hongkong Land Holdings Ltd.	24,430	94,056
Jardine Matheson Holdings Ltd.	3,475	159,920
TOTAL BERMUDA		318,510
Cayman Islands - 0.6%
Budweiser Brewing Co. APAC Ltd. (b)	37,280	78,458
Chow Tai Fook Jewellery Group Ltd.	43,400	74,309
CK Asset Holdings Ltd.	43,226	238,993
CK Hutchison Holdings Ltd.	58,056	288,993
ESR Group Ltd. (b)	43,423	74,127
Futu Holdings Ltd. ADR (a)	1,308	44,289
Grab Holdings Ltd. (a)	28,139	73,161
Sands China Ltd. (a)	52,462	91,562
Sea Ltd. ADR (a)	7,832	389,094
SITC International Holdings Co. Ltd.	29,000	47,510
WH Group Ltd. (b)	180,577	91,328
Wharf Real Estate Investment Co. Ltd.	35,814	141,209
Xinyi Glass Holdings Ltd.	39,050	50,245
TOTAL CAYMAN ISLANDS		1,683,278
Denmark - 2.7%
A.P. Moller - Maersk A/S:
Series A	67	134,101
Series B	109	227,720
Carlsberg A/S Series B	2,109	248,326
Chr. Hansen Holding A/S	2,286	126,967
Coloplast A/S Series B	2,575	287,036
Danske Bank A/S	14,948	241,254
Demant A/S (a)	2,002	54,711
DSV A/S	4,057	549,240
Genmab A/S (a)	1,425	548,921
GN Store Nord A/S	2,827	60,110
Novo Nordisk A/S Series B	35,881	3,901,386
Novozymes A/S Series B	4,433	232,820
ORSTED A/S (b)	4,100	338,274
Pandora A/S	1,966	103,619
Rockwool International A/S Series B	196	39,022
Tryg A/S	7,801	168,822
Vestas Wind Systems A/S	21,887	431,473
TOTAL DENMARK		7,693,802
Finland - 1.2%
Elisa Corp. (A Shares)	3,083	149,018
Fortum Corp.	9,627	135,525
Kesko Oyj	5,919	115,234
Kone OYJ (B Shares)	7,367	301,648
Neste OYJ	9,170	401,820
Nokia Corp.	117,289	521,223
Nordea Bank ABP	73,924	706,487
Orion Oyj (B Shares)	2,312	106,359
Sampo Oyj (A Shares)	10,380	474,742
Stora Enso Oyj (R Shares)	11,946	155,716
UPM-Kymmene Corp.	11,570	387,729
Wartsila Corp.	10,255	69,928
TOTAL FINLAND		3,525,429
France - 10.7%
Accor SA (a)	3,688	88,370
Aeroports de Paris SA (a)	644	87,223
Air Liquide SA	11,335	1,482,774
Alstom SA	6,885	141,702
Amundi SA (b)	1,319	62,281
Arkema SA	1,288	101,982
AXA SA	40,512	1,000,440
bioMerieux SA	908	80,347
BNP Paribas SA	24,079	1,129,159
Bollore SA	19,168	95,945
Bouygues SA	4,974	141,914
Bureau Veritas SA	6,372	157,869
Capgemini SA	3,550	581,813
Carrefour SA	13,084	210,593
Compagnie de St. Gobain	10,789	441,065
Compagnie Generale des Etablissements Michelin SCA Series B	14,704	374,718
Covivio	1,027	55,009
Credit Agricole SA	26,235	238,048
Danone SA	13,915	691,569
Dassault Aviation SA	543	80,708
Dassault Systemes SA	14,447	484,246
Edenred SA	5,409	277,749
Eiffage SA	1,805	163,288
Electricite de France SA	12,149	143,475
Engie SA	39,588	514,381
EssilorLuxottica SA	6,235	988,035
Eurazeo SA	953	54,436
Gecina SA	996	88,833
Getlink SE	9,536	151,066
Hermes International SCA	687	889,735
Ipsen SA	818	84,072
Kering SA	1,622	742,813
Klepierre SA	4,663	93,777
L'Oreal SA	5,231	1,642,557
La Francaise des Jeux SAEM (b)	2,276	74,225
Legrand SA	5,796	441,682
LVMH Moet Hennessy Louis Vuitton SE	6,017	3,796,696
Orange SA	43,247	412,054
Pernod Ricard SA	4,541	797,454
Publicis Groupe SA	4,944	276,886
Remy Cointreau SA	499	76,486
Renault SA (a)	4,166	128,328
Safran SA	7,408	825,029
Sanofi SA	24,681	2,123,994
Sartorius Stedim Biotech	599	190,138
Schneider Electric SA	11,759	1,487,001
SEB SA	542	35,298
Societe Generale Series A	17,237	395,366
Sodexo SA	1,918	170,099
Teleperformance	1,273	341,307
Thales SA	2,313	294,071
TotalEnergies SE	53,738	2,931,589
Ubisoft Entertainment SA (a)	2,034	55,820
Valeo SA	4,468	73,695
Veolia Environnement SA	14,424	321,886
VINCI SA	11,565	1,064,408
Vivendi SA	15,616	127,817
Wendel SA	576	45,140
Worldline SA (a)(b)	5,175	225,871
TOTAL FRANCE		30,274,332
Germany - 7.2%
adidas AG	3,747	365,764
Allianz SE	8,853	1,592,695
BASF AG	19,908	893,285
Bayer AG	21,294	1,119,661
Bayerische Motoren Werke AG (BMW)	7,182	563,729
Bechtle AG	1,775	61,395
Beiersdorf AG	2,185	209,750
Brenntag SE	3,348	203,144
Carl Zeiss Meditec AG	872	105,608
Commerzbank AG (a)	23,073	184,604
Continental AG	2,384	123,481
Covestro AG (b)	4,188	142,166
Daimler Truck Holding AG (a)	9,810	261,758
Delivery Hero AG (a)(b)	3,538	116,432
Deutsche Bank AG	44,795	427,635
Deutsche Borse AG	4,118	669,668
Deutsche Lufthansa AG (a)	12,959	88,601
Deutsche Post AG	21,485	759,491
Deutsche Telekom AG	70,257	1,326,136
E.ON SE	48,658	407,462
Evonik Industries AG	4,545	83,791
Fresenius Medical Care AG & Co. KGaA	4,446	122,979
Fresenius SE & Co. KGaA	9,079	208,937
GEA Group AG	3,266	114,258
Hannover Reuck SE	1,307	212,863
HeidelbergCement AG	3,139	144,353
HelloFresh AG (a)	3,581	71,699
Henkel AG & Co. KGaA	2,252	132,204
Infineon Technologies AG	28,306	686,859
KION Group AG	1,600	35,472
Knorr-Bremse AG	1,572	70,773
LEG Immobilien AG	1,579	103,177
Mercedes-Benz Group AG (Germany)	17,392	1,006,677
Merck KGaA	2,801	456,465
MTU Aero Engines AG	1,158	207,421
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	3,037	801,695
Nemetschek SE	1,251	59,788
Puma AG	2,288	101,321
Rational AG	111	62,636
Rheinmetall AG	944	153,463
RWE AG	13,925	536,556
SAP SE	22,634	2,178,588
Scout24 AG (b)	1,737	89,057
Siemens AG	16,581	1,810,795
Siemens Energy AG	9,449	110,328
Siemens Healthineers AG (b)	6,112	280,006
Symrise AG	2,878	293,765
Telefonica Deutschland Holding AG	22,567	49,198
Uniper SE (c)	1,755	5,259
United Internet AG	2,104	39,350
Volkswagen AG	638	109,055
Vonovia SE	15,524	343,245
Zalando SE (a)(b)	4,828	111,277
TOTAL GERMANY		20,415,775
Hong Kong - 1.9%
AIA Group Ltd.	261,045	1,977,362
BOC Hong Kong (Holdings) Ltd.	80,210	249,326
CLP Holdings Ltd.	35,736	239,853
Galaxy Entertainment Group Ltd.	47,635	217,553
Hang Lung Properties Ltd.	44,400	55,854
Hang Seng Bank Ltd.	16,576	233,353
Henderson Land Development Co. Ltd.	31,140	76,239
Hong Kong & China Gas Co. Ltd.	242,697	187,064
Hong Kong Exchanges and Clearing Ltd.	26,067	691,913
Link (REIT)	45,754	270,456
MTR Corp. Ltd.	33,611	147,938
New World Development Co. Ltd.	32,305	66,094
Power Assets Holdings Ltd.	30,303	144,959
Sino Land Ltd.	75,121	80,292
Sun Hung Kai Properties Ltd.	31,180	335,070
Swire Pacific Ltd. (A Shares)	10,856	71,846
Swire Properties Ltd.	25,365	48,729
Techtronic Industries Co. Ltd.	29,792	282,094
TOTAL HONG KONG		5,375,995
Ireland - 0.7%
CRH PLC	16,541	595,771
DCC PLC (United Kingdom)	2,138	118,670
Flutter Entertainment PLC (Ireland) (a)	3,619	478,890
James Hardie Industries PLC CDI	9,652	210,732
Kerry Group PLC Class A	3,451	300,120
Kingspan Group PLC (Ireland)	3,346	168,972
Smurfit Kappa Group PLC	5,357	177,510
TOTAL IRELAND		2,050,665
Isle of Man - 0.1%
Entain PLC	12,749	184,434
Israel - 0.9%
Azrieli Group	920	68,241
Bank Hapoalim BM (Reg.)	27,526	265,636
Bank Leumi le-Israel BM	33,460	319,587
Bezeq The Israel Telecommunication Corp. Ltd.	44,971	79,645
Check Point Software Technologies Ltd. (a)	2,222	287,149
CyberArk Software Ltd. (a)	883	138,552
Elbit Systems Ltd. (Israel)	577	116,786
Icl Group Ltd.	15,344	138,609
Israel Discount Bank Ltd. (Class A)	26,807	152,639
Mizrahi Tefahot Bank Ltd.	3,336	126,225
NICE Ltd. (a)	1,376	260,827
Teva Pharmaceutical Industries Ltd. sponsored ADR (a)	24,066	214,669
Tower Semiconductor Ltd. (a)	2,364	101,155
Wix.com Ltd. (a)	1,241	104,368
ZIM Integrated Shipping Services Ltd. (c)	1,827	42,916
TOTAL ISRAEL		2,417,004
Italy - 1.7%
Amplifon SpA	2,699	67,056
Assicurazioni Generali SpA	24,075	361,296
Atlantia SpA	10,741	239,682
DiaSorin SpA	546	71,387
Enel SpA	176,279	787,500
Eni SpA	54,707	718,507
FinecoBank SpA	13,226	178,283
Infrastrutture Wireless Italiane SpA (b)	7,289	64,340
Intesa Sanpaolo SpA	357,986	682,511
Mediobanca SpA	13,122	118,941
Moncler SpA	4,449	192,093
Nexi SpA (a)(b)	11,372	98,561
Poste Italiane SpA (b)	11,326	98,722
Prysmian SpA	5,521	179,998
Recordati SpA	2,266	85,163
Snam SpA	43,708	194,348
Telecom Italia SpA (a)	216,032	42,265
Terna - Rete Elettrica Nazionale	30,489	202,117
UniCredit SpA	44,980	557,809
TOTAL ITALY		4,940,579
Japan - 21.7%
Advantest Corp.	4,133	218,470
AEON Co. Ltd.	14,191	264,981
AGC, Inc.	4,194	131,578
Aisin Seiki Co. Ltd.	3,174	81,434
Ajinomoto Co., Inc.	9,883	272,240
Ana Holdings, Inc. (a)	3,463	67,329
Asahi Group Holdings	9,862	276,172
ASAHI INTECC Co. Ltd.	4,726	80,539
Asahi Kasei Corp.	27,193	174,359
Astellas Pharma, Inc.	39,813	549,347
Azbil Corp.	2,507	68,199
Bandai Namco Holdings, Inc.	4,337	287,062
Bridgestone Corp.	12,384	447,885
Brother Industries Ltd.	5,074	86,367
Canon, Inc.	21,671	459,371
Capcom Co. Ltd.	3,794	105,761
Central Japan Railway Co.	3,140	363,538
Chiba Bank Ltd.	11,505	62,904
Chubu Electric Power Co., Inc.	13,995	113,978
Chugai Pharmaceutical Co. Ltd.	14,522	336,502
Concordia Financial Group Ltd.	23,626	71,977
CyberAgent, Inc.	9,272	76,324
Dai Nippon Printing Co. Ltd.	4,805	96,394
Dai-ichi Mutual Life Insurance Co.	21,211	336,292
Daifuku Co. Ltd.	2,170	99,529
Daiichi Sankyo Kabushiki Kaisha	37,946	1,214,681
Daikin Industries Ltd.	5,417	811,397
Daito Trust Construction Co. Ltd.	1,309	129,496
Daiwa House Industry Co. Ltd.	13,050	262,923
Daiwa House REIT Investment Corp.	48	96,843
Daiwa Securities Group, Inc.	28,856	112,556
DENSO Corp.	9,422	467,481
Dentsu Group, Inc.	4,663	145,351
Disco Corp.	648	155,578
East Japan Railway Co.	6,602	351,790
Eisai Co. Ltd.	5,421	327,167
ENEOS Holdings, Inc.	66,514	219,097
FANUC Corp.	4,121	539,240
Fast Retailing Co. Ltd.	1,297	723,885
Fuji Electric Co. Ltd.	2,711	105,016
FUJIFILM Holdings Corp.	7,800	357,700
Fujitsu Ltd.	4,228	486,467
GLP J-REIT	92	95,344
GMO Payment Gateway, Inc.	869	62,708
Hakuhodo DY Holdings, Inc.	5,080	42,910
Hamamatsu Photonics K.K.	3,041	137,841
Hankyu Hanshin Holdings, Inc.	4,975	147,716
Hikari Tsushin, Inc.	490	59,217
Hirose Electric Co. Ltd.	653	84,801
Hitachi Construction Machinery Co. Ltd.	2,383	46,700
Hitachi Ltd.	21,025	955,843
Honda Motor Co. Ltd.	35,338	805,794
Hoshizaki Corp.	2,368	67,921
Hoya Corp.	7,928	739,776
Hulic Co. Ltd.	8,300	60,284
Ibiden Co. Ltd.	2,477	83,791
Idemitsu Kosan Co. Ltd.	4,507	98,509
Iida Group Holdings Co. Ltd.	3,237	44,976
INPEX Corp.	22,510	227,180
Isuzu Motors Ltd.	12,626	148,087
ITO EN Ltd.	1,189	41,980
Itochu Corp.	25,750	666,544
ITOCHU Techno-Solutions Corp.	2,065	47,912
Japan Airlines Co. Ltd. (a)	3,137	58,544
Japan Exchange Group, Inc.	10,863	142,759
Japan Post Bank Co. Ltd.	8,962	59,668
Japan Post Holdings Co. Ltd.	51,503	346,228
Japan Post Insurance Co. Ltd.	4,367	64,523
Japan Real Estate Investment Corp.	27	113,124
Japan Retail Fund Investment Corp.	152	111,934
Japan Tobacco, Inc.	26,008	435,567
JFE Holdings, Inc.	10,620	97,347
JSR Corp.	3,941	75,112
Kajima Corp.	9,154	86,249
Kakaku.com, Inc.	2,924	49,574
Kansai Electric Power Co., Inc.	15,280	115,811
Kao Corp.	10,306	384,949
KDDI Corp.	35,000	1,034,494
Keio Corp.	2,273	79,795
Keisei Electric Railway Co.	2,819	74,885
Keyence Corp.	4,205	1,592,694
Kikkoman Corp.	3,142	170,734
Kintetsu Group Holdings Co. Ltd.	3,687	124,722
Kirin Holdings Co. Ltd.	17,874	263,191
Kobayashi Pharmaceutical Co. Ltd.	1,181	62,745
Kobe Bussan Co. Ltd.	3,305	71,903
Koei Tecmo Holdings Co. Ltd.	2,596	39,247
Koito Manufacturing Co. Ltd.	4,544	64,602
Komatsu Ltd.	20,068	393,136
Konami Group Corp.	2,055	90,246
Kose Corp.	756	75,603
Kubota Corp.	22,143	309,223
Kurita Water Industries Ltd.	2,265	83,170
Kyocera Corp.	6,938	347,192
Kyowa Hakko Kirin Co., Ltd.	5,847	137,824
Lasertec Corp.	1,625	228,330
LIXIL Group Corp.	6,443	97,537
M3, Inc.	9,538	285,187
Makita Corp.	4,873	89,047
Marubeni Corp.	33,472	293,312
Mazda Motor Corp.	12,372	83,300
McDonald's Holdings Co. (Japan) Ltd.	1,914	66,419
Meiji Holdings Co. Ltd.	2,391	98,409
Minebea Mitsumi, Inc.	7,911	117,259
Misumi Group, Inc.	6,167	131,888
Mitsubishi Chemical Holdings Corp.	27,747	125,416
Mitsubishi Corp.	27,335	741,030
Mitsubishi Electric Corp.	41,856	368,275
Mitsubishi Estate Co. Ltd.	25,684	322,984
Mitsubishi Heavy Industries Ltd.	6,912	238,000
Mitsubishi UFJ Financial Group, Inc.	259,121	1,224,049
Mitsubishi UFJ Lease & Finance Co. Ltd.	14,278	61,262
Mitsui & Co. Ltd.	30,229	669,452
Mitsui Chemicals, Inc.	4,010	74,297
Mitsui Fudosan Co. Ltd.	19,641	376,388
Mitsui OSK Lines Ltd.	7,500	148,845
Mizuho Financial Group, Inc.	52,299	564,862
MonotaRO Co. Ltd.	5,422	82,700
MS&AD Insurance Group Holdings, Inc.	9,643	255,358
Murata Manufacturing Co. Ltd.	12,461	589,897
NEC Corp.	5,335	176,703
Nexon Co. Ltd.	10,714	179,918
NGK Insulators Ltd.	5,141	60,055
Nidec Corp.	9,649	530,541
Nihon M&A Center Holdings, Inc.	6,596	74,657
Nintendo Co. Ltd.	23,970	973,160
Nippon Building Fund, Inc.	33	146,696
Nippon Express Holdings, Inc.	1,723	86,558
Nippon Paint Holdings Co. Ltd.	18,005	115,032
Nippon Prologis REIT, Inc.	46	96,365
Nippon Sanso Holdings Corp.	3,750	59,820
Nippon Shinyaku Co. Ltd.	1,075	59,572
Nippon Steel & Sumitomo Metal Corp.	17,482	240,136
Nippon Telegraph & Telephone Corp.	25,945	715,581
Nippon Yusen KK	10,465	189,568
Nissan Chemical Corp.	2,807	126,480
Nissan Motor Co. Ltd.	50,264	160,207
Nisshin Seifun Group, Inc.	4,320	46,717
Nissin Food Holdings Co. Ltd.	1,406	91,057
Nitori Holdings Co. Ltd.	1,735	157,221
Nitto Denko Corp.	3,063	161,292
Nomura Holdings, Inc.	63,085	204,141
Nomura Real Estate Holdings, Inc.	2,593	58,680
Nomura Real Estate Master Fund, Inc.	92	104,872
Nomura Research Institute Ltd.	7,239	160,899
NTT Data Corp.	13,645	197,937
Obayashi Corp.	14,093	90,513
OBIC Co. Ltd.	1,516	228,070
Odakyu Electric Railway Co. Ltd.	6,393	76,056
Oji Holdings Corp.	17,555	60,919
Olympus Corp.	26,753	564,944
OMRON Corp.	4,011	187,636
Ono Pharmaceutical Co. Ltd.	7,821	183,881
Open House Group Co. Ltd.	1,800	64,158
Oracle Corp. Japan	864	46,136
Oriental Land Co. Ltd.	4,334	581,481
ORIX Corp.	25,904	380,647
Osaka Gas Co. Ltd.	8,136	120,485
Otsuka Corp.	2,475	78,147
Otsuka Holdings Co. Ltd.	8,454	270,989
Pan Pacific International Holdings Ltd.	8,294	136,156
Panasonic Holdings Corp.	47,909	341,237
Persol Holdings Co. Ltd.	3,900	78,317
Rakuten Group, Inc.	18,846	84,135
Recruit Holdings Co. Ltd.	31,273	962,307
Renesas Electronics Corp. (a)	25,303	211,679
Resona Holdings, Inc.	46,877	176,449
Ricoh Co. Ltd.	12,425	91,081
ROHM Co. Ltd.	1,946	137,023
SBI Holdings, Inc. Japan	5,297	95,755
SCSK Corp.	3,358	49,615
Secom Co. Ltd.	4,549	259,159
Seiko Epson Corp.	6,044	82,351
Sekisui Chemical Co. Ltd.	7,998	100,046
Sekisui House Ltd.	13,334	221,942
Seven & i Holdings Co. Ltd.	16,359	610,655
SG Holdings Co. Ltd.	6,237	82,715
Sharp Corp.	5,360	32,150
Shimadzu Corp.	5,174	136,575
SHIMANO, Inc.	1,624	251,303
SHIMIZU Corp.	12,023	60,077
Shin-Etsu Chemical Co. Ltd.	8,094	841,209
Shionogi & Co. Ltd.	5,741	266,596
Shiseido Co. Ltd.	8,669	300,539
Shizuoka Financial Group	9,699	61,183
SMC Corp.	1,196	480,077
SoftBank Corp.	62,313	614,680
SoftBank Group Corp.	26,124	1,121,405
Sompo Holdings, Inc.	6,759	281,506
Sony Group Corp.	27,313	1,841,843
Square Enix Holdings Co. Ltd.	1,855	82,835
Subaru Corp.	13,328	207,546
Sumco Corp.	7,549	95,901
Sumitomo Chemical Co. Ltd.	32,326	108,916
Sumitomo Corp.	24,375	309,898
Sumitomo Electric Industries Ltd.	15,444	161,404
Sumitomo Metal Mining Co. Ltd.	5,386	150,974
Sumitomo Mitsui Financial Group, Inc.	28,287	794,343
Sumitomo Mitsui Trust Holdings, Inc.	7,355	211,596
Sumitomo Realty & Development Co. Ltd.	6,722	154,381
Suntory Beverage & Food Ltd.	3,032	101,546
Suzuki Motor Corp.	8,018	270,691
Sysmex Corp.	3,680	198,682
T&D Holdings, Inc.	11,496	113,418
Taisei Corp.	3,916	106,792
Takeda Pharmaceutical Co. Ltd.	32,578	860,352
TDK Corp.	8,451	264,564
Terumo Corp.	13,980	425,337
TIS, Inc.	4,872	131,552
Tobu Railway Co. Ltd.	4,115	95,199
Toho Co. Ltd.	2,390	85,188
Tokio Marine Holdings, Inc.	39,768	719,699
Tokyo Electric Power Co., Inc. (a)	33,125	108,044
Tokyo Electron Ltd.	3,250	855,064
Tokyo Gas Co. Ltd.	8,615	153,940
Tokyu Corp.	11,517	132,911
Toppan, Inc.	5,738	85,629
Toray Industries, Inc.	30,102	146,669
Toshiba Corp.	8,444	294,215
Tosoh Corp.	5,627	61,267
Toto Ltd.	3,035	86,746
Toyota Industries Corp.	3,141	161,808
Toyota Motor Corp.	229,890	3,189,634
Toyota Tsusho Corp.	4,657	156,596
Trend Micro, Inc.	2,920	147,478
Unicharm Corp.	8,774	266,654
USS Co. Ltd.	4,768	72,051
Welcia Holdings Co. Ltd.	2,055	42,981
West Japan Railway Co.	4,770	189,299
Yakult Honsha Co. Ltd.	2,814	155,939
Yamaha Corp.	3,023	114,256
Yamaha Motor Co. Ltd.	6,472	133,623
Yamato Holdings Co. Ltd.	6,312	93,558
Yaskawa Electric Corp.	5,198	144,374
Yokogawa Electric Corp.	4,979	83,410
Z Holdings Corp.	57,617	148,696
ZOZO, Inc.	2,682	57,087
TOTAL JAPAN		61,641,767
Luxembourg - 0.2%
ArcelorMittal SA (Netherlands)	11,415	255,568
Aroundtown SA	21,652	42,966
Eurofins Scientific SA	2,916	186,679
Tenaris SA	10,237	160,221
TOTAL LUXEMBOURG		645,434
Multi-National - 0.1%
HK Electric Investments & HK Electric Investments Ltd. unit	58,754	37,350
HKT Trust/HKT Ltd. unit	82,292	92,989
Unibail-Rodamco SE & WFD Unibail-Rodamco NV unit (a)	2,556	120,943
TOTAL MULTI-NATIONAL		251,282
Netherlands - 5.5%
ABN AMRO Bank NV GDR (b)	9,169	90,214
Adyen BV (a)(b)	470	670,972
AEGON NV	38,807	179,644
AerCap Holdings NV (a)(c)	2,925	156,224
Airbus Group NV	12,812	1,386,307
Akzo Nobel NV	3,936	242,991
Argenx SE (a)	1,194	463,571
ASM International NV (Netherlands)	1,015	225,491
ASML Holding NV (Netherlands)	8,810	4,132,658
CNH Industrial NV	22,178	287,228
Davide Campari Milano NV	11,328	101,806
Euronext NV (b)	1,857	118,002
EXOR NV	2,351	157,990
Ferrari NV (Italy)	2,732	538,630
Heineken Holding NV	2,186	149,278
Heineken NV (Bearer)	5,619	469,782
IMCD NV	1,235	160,250
ING Groep NV (Certificaten Van Aandelen)	84,684	833,256
JDE Peet's BV	2,180	62,434
Just Eat Takeaway.com NV (a)(b)	3,960	67,954
Koninklijke Ahold Delhaize NV	22,666	632,116
Koninklijke DSM NV	3,788	445,584
Koninklijke KPN NV	71,607	200,292
Koninklijke Philips Electronics NV	19,158	243,017
NN Group NV	6,048	256,112
OCI NV	2,284	87,397
Prosus NV	17,978	777,399
QIAGEN NV (Germany) (a)	4,927	212,780
Randstad NV	2,592	129,204
Stellantis NV (Italy)	47,700	643,926
STMicroelectronics NV (France)	14,814	460,626
Universal Music Group NV	15,721	308,689
Wolters Kluwer NV	5,690	604,769
TOTAL NETHERLANDS		15,496,593
New Zealand - 0.2%
Auckland International Airport Ltd. (a)	27,085	121,254
Fisher & Paykel Healthcare Corp.	12,503	142,332
Mercury Nz Ltd.	15,309	51,802
Meridian Energy Ltd.	27,905	79,173
Spark New Zealand Ltd.	40,519	120,616
Xero Ltd. (a)	2,917	145,668
TOTAL NEW ZEALAND		660,845
Norway - 0.8%
Adevinta ASA Class B (a)	6,380	43,695
Aker BP ASA	6,848	218,295
DNB Bank ASA	20,158	356,532
Equinor ASA	21,182	771,739
Gjensidige Forsikring ASA	4,332	79,130
Kongsberg Gruppen ASA	1,937	69,422
Mowi ASA	8,964	133,691
Norsk Hydro ASA	29,142	184,944
Orkla ASA	16,270	109,744
Salmar ASA	1,280	43,364
Telenor ASA	15,164	137,808
Yara International ASA	3,587	160,095
TOTAL NORWAY		2,308,459
Portugal - 0.2%
Energias de Portugal SA	60,148	263,028
Galp Energia SGPS SA Class B	10,863	110,293
Jeronimo Martins SGPS SA	6,137	127,241
TOTAL PORTUGAL		500,562
Singapore - 1.3%
CapitaLand Ascendas REIT	72,751	134,648
CapitaLand Investment Ltd.	56,353	119,824
CapitaMall Trust	114,923	152,625
City Developments Ltd.	8,868	47,798
DBS Group Holdings Ltd.	39,298	949,415
Genting Singapore Ltd.	130,994	74,492
Keppel Corp. Ltd.	31,516	155,176
Mapletree Logistics Trust (REIT)	70,968	76,202
Mapletree Pan Asia Commercial	50,977	57,257
Oversea-Chinese Banking Corp. Ltd.	73,428	629,190
Singapore Airlines Ltd.	29,062	107,987
Singapore Exchange Ltd.	18,589	110,568
Singapore Technologies Engineering Ltd.	33,793	78,777
Singapore Telecommunications Ltd.	178,962	316,053
United Overseas Bank Ltd.	25,566	501,351
UOL Group Ltd.	10,144	44,357
Venture Corp. Ltd.	5,957	67,035
Wilmar International Ltd.	41,622	114,081
TOTAL SINGAPORE		3,736,836
Spain - 2.5%
Acciona SA	535	96,279
ACS Actividades de Construccion y Servicios SA	5,008	128,431
Aena SME SA (a)(b)	1,626	191,106
Amadeus IT Holding SA Class A (a)	9,765	509,297
Banco Bilbao Vizcaya Argentaria SA	144,530	745,601
Banco Santander SA (Spain) (c)	370,240	959,363
CaixaBank SA	96,099	318,669
Cellnex Telecom SA (b)	11,780	385,562
EDP Renovaveis SA	6,248	131,580
Enagas SA	5,394	87,566
Endesa SA	6,882	114,837
Ferrovial SA	10,455	255,308
Grifols SA (a)	6,465	54,984
Iberdrola SA	129,064	1,312,488
Industria de Diseno Textil SA (c)	23,644	536,020
Naturgy Energy Group SA	3,153	80,890
Red Electrica Corporacion SA	8,792	142,217
Repsol SA	31,450	427,861
Siemens Gamesa Renewable Energy SA (a)	5,168	91,727
Telefonica SA	113,574	391,512
TOTAL SPAIN		6,961,298
Sweden - 3.2%
Alfa Laval AB	6,279	154,740
ASSA ABLOY AB (B Shares)	21,723	438,633
Atlas Copco AB:
(A Shares)	58,214	621,333
(B Shares)	33,837	327,243
Boliden AB	5,928	172,666
Electrolux AB (B Shares)	4,762	58,768
Embracer Group AB (a)(c)	14,523	69,937
Epiroc AB:
(A Shares)	14,254	218,207
(B Shares)	8,483	113,978
EQT AB	6,462	127,353
Ericsson (B Shares)	63,262	351,695
Essity AB (B Shares)	13,200	279,035
Evolution AB (b)	3,963	369,679
Fastighets AB Balder (a)	13,674	51,390
Getinge AB (B Shares)	4,957	100,701
H&M Hennes & Mauritz AB (B Shares) (c)	15,829	159,432
Hexagon AB (B Shares)	42,188	417,066
Holmen AB (B Shares)	2,034	73,798
Husqvarna AB (B Shares)	9,088	53,957
Industrivarden AB:
(A Shares)	2,828	64,084
(C Shares)	3,336	74,961
Indutrade AB	5,921	103,687
Investment AB Latour (B Shares)	3,208	54,260
Investor AB:
(A Shares)	10,808	183,931
(B Shares)	39,492	645,109
Kinnevik AB (B Shares) (a)	5,254	64,954
L E Lundbergforetagen AB	1,647	65,067
Lifco AB	5,051	72,989
Nibe Industrier AB (B Shares)	32,846	262,085
Sagax AB	4,125	76,065
Sandvik AB	23,109	361,119
Securitas AB (B Shares)	10,665	87,262
Skandinaviska Enskilda Banken AB (A Shares)	35,279	372,242
Skanska AB (B Shares)	7,374	114,739
SKF AB (B Shares)	8,308	120,263
Svenska Cellulosa AB SCA (B Shares)	13,134	154,998
Svenska Handelsbanken AB (A Shares)	31,618	293,764
Swedbank AB (A Shares)	19,631	292,660
Swedish Match Co. AB	33,054	339,957
Swedish Orphan Biovitrum AB (a)	3,662	67,428
Tele2 AB (B Shares)	12,302	100,857
Telia Co. AB	57,626	152,695
Volvo AB:
(A Shares)	4,353	74,356
(B Shares)	32,693	535,084
Volvo Car AB	12,914	54,843
TOTAL SWEDEN		8,949,070
Switzerland - 10.4%
ABB Ltd. (Reg.)	35,598	988,567
Accelleron Industries Ltd. (a)	84	1,424
Adecco SA (Reg.)	3,496	109,411
Alcon, Inc. (Switzerland)	10,830	659,090
Bachem Holding AG (B Shares)	729	52,308
Baloise Holdings AG	992	135,523
Barry Callebaut AG	77	145,641
Clariant AG (Reg.)	4,675	75,213
Coca-Cola HBC AG	4,368	95,300
Compagnie Financiere Richemont SA Series A	11,314	1,105,757
Credit Suisse Group AG	57,447	237,972
Ems-Chemie Holding AG	152	95,555
Geberit AG (Reg.)	777	345,532
Givaudan SA	200	597,194
Holcim AG	12,014	545,824
Julius Baer Group Ltd.	4,794	230,011
Kuehne & Nagel International AG	1,178	251,046
Lindt & Spruengli AG	2	194,338
Lindt & Spruengli AG (participation certificate)	23	220,502
Logitech International SA (Reg.)	3,750	186,685
Lonza Group AG	1,614	830,862
Nestle SA (Reg. S)	61,014	6,641,894
Novartis AG	46,889	3,792,887
Partners Group Holding AG	492	441,908
Roche Holding AG:
(Bearer)	579	234,873
(participation certificate)	15,227	5,052,291
Schindler Holding AG:
(participation certificate)	888	144,771
(Reg.)	503	79,166
SGS SA (Reg.)	138	304,223
Sig Group AG	6,626	127,312
Sika AG	3,165	713,631
Sonova Holding AG	1,164	275,147
Straumann Holding AG	2,419	230,220
Swatch Group AG (Bearer)	624	140,219
Swatch Group AG (Bearer) (Reg.)	1,157	48,344
Swiss Life Holding AG	683	330,740
Swiss Prime Site AG	1,662	134,109
Swiss Re Ltd.	6,537	485,600
Swisscom AG	561	276,928
Temenos Group AG	1,377	82,096
UBS Group AG	76,233	1,209,709
VAT Group AG (b)	585	133,668
Zurich Insurance Group Ltd.	3,261	1,389,753
TOTAL SWITZERLAND		29,373,244
United Kingdom - 14.3%
3i Group PLC	21,095	280,951
Abrdn PLC	47,257	86,169
Admiral Group PLC	3,900	90,211
Anglo American PLC (United Kingdom)	27,542	824,999
Antofagasta PLC	8,547	115,219
Ashtead Group PLC	9,599	500,870
Associated British Foods PLC	7,722	119,686
AstraZeneca PLC (United Kingdom)	33,584	3,940,484
Auto Trader Group PLC (b)	20,430	122,290
Aveva Group PLC	2,615	93,565
Aviva PLC	61,323	294,144
BAE Systems PLC	68,409	639,868
Barclays PLC	362,915	616,685
Barratt Developments PLC	22,154	95,552
Berkeley Group Holdings PLC	2,413	96,051
BP PLC	418,788	2,316,990
British American Tobacco PLC (United Kingdom)	46,687	1,843,832
British Land Co. PLC	19,083	80,075
BT Group PLC	150,628	224,217
Bunzl PLC	7,313	238,262
Burberry Group PLC	8,599	178,983
Compass Group PLC	38,666	814,377
Croda International PLC	3,024	234,432
Diageo PLC	49,574	2,040,095
GSK PLC	88,155	1,444,076
Haleon PLC (a)	110,090	338,353
Halma PLC	8,228	199,569
Hargreaves Lansdown PLC	7,711	67,490
Hikma Pharmaceuticals PLC	3,596	51,507
HSBC Holdings PLC (United Kingdom)	435,653	2,235,795
Imperial Brands PLC	19,570	476,708
Informa PLC	31,758	202,350
InterContinental Hotel Group PLC	3,988	214,278
Intertek Group PLC	3,498	146,580
J Sainsbury PLC	38,014	84,737
JD Sports Fashion PLC	55,888	62,452
Johnson Matthey PLC	3,980	88,296
Kingfisher PLC	43,707	109,811
Land Securities Group PLC	15,266	99,860
Legal & General Group PLC	129,407	346,198
Lloyds Banking Group PLC	1,509,467	724,949
London Stock Exchange Group PLC	7,143	619,170
M&G PLC	55,711	111,934
Melrose Industries PLC	94,757	127,032
Mondi PLC	10,525	176,525
National Grid PLC	79,035	861,096
NatWest Group PLC	116,014	312,389
Next PLC	2,827	159,798
NMC Health PLC (a)	941	19
Ocado Group PLC (a)	12,510	67,820
Pearson PLC	14,523	160,525
Persimmon PLC	6,918	103,533
Phoenix Group Holdings PLC	16,249	101,073
Prudential PLC	59,592	553,590
Reckitt Benckiser Group PLC	15,499	1,028,576
RELX PLC (London Stock Exchange)	41,726	1,120,781
Rentokil Initial PLC	53,796	335,693
Rio Tinto PLC	24,370	1,273,616
Rolls-Royce Holdings PLC (a)	181,361	162,656
Sage Group PLC	22,081	184,044
Schroders PLC	15,843	71,167
Segro PLC	26,186	235,736
Severn Trent PLC	5,425	155,721
Shell PLC (London)	161,227	4,466,247
Smith & Nephew PLC	18,908	223,434
Smiths Group PLC	8,128	145,457
Spirax-Sarco Engineering PLC	1,599	197,126
SSE PLC	23,140	413,532
St. James's Place PLC	11,781	143,886
Standard Chartered PLC (United Kingdom)	54,679	326,196
Taylor Wimpey PLC	77,205	83,032
Tesco PLC	163,614	404,108
Unilever PLC	55,311	2,514,126
United Utilities Group PLC	14,778	159,251
Vodafone Group PLC	579,080	676,020
Whitbread PLC	4,378	128,854
TOTAL UNITED KINGDOM		40,584,779
United States of America - 0.1%
Coca-Cola European Partners PLC	4,455	209,608
TOTAL COMMON STOCKS (Cost $316,500,290)		277,564,348

Nonconvertible Preferred Stocks - 0.5%
	Shares	Value ($)
Germany - 0.5%
Bayerische Motoren Werke AG (BMW) (non-vtg.)	1,283	94,714
Dr. Ing. h.c. F. Porsche AG Series F (a)	2,467	252,334
Henkel AG & Co. KGaA	3,863	243,364
Porsche Automobil Holding SE (Germany)	3,319	185,440
Sartorius AG (non-vtg.)	527	185,980
Volkswagen AG	4,025	515,206

TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $1,797,479)		1,477,038

Government Obligations - 0.2%
	Principal Amount (d)	Value ($)
United States of America - 0.2%
U.S. Treasury Bills, yield at date of purchase 1.23% 1/26/23 (e) (Cost $498,549)	500,000	495,237

Money Market Funds - 2.1%
	Shares	Value ($)
Fidelity Cash Central Fund 3.10% (f)	3,870,187	3,870,962
Fidelity Securities Lending Cash Central Fund 3.10% (f)(g)	2,022,392	2,022,594
TOTAL MONEY MARKET FUNDS (Cost $5,893,556)		5,893,556

TOTAL INVESTMENT IN SECURITIES - 100.7% (Cost $324,689,874)	285,430,179
NET OTHER ASSETS (LIABILITIES) - (0.7)%	(2,018,180)
NET ASSETS - 100.0%	283,411,999

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Equity Index Contracts
ICE E-mini MSCI EAFE Index Contracts (United States)	50	Dec 2022	4,389,750	244,613	244,613

The notional amount of futures purchased as a percentage of Net Assets is 1.5%

Categorizations in the Schedule of Investments are based on country or territory of incorporation.

Legend

(a)	Non-income producing
(b)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $4,094,572 or 1.4% of net assets.

(c)	Security or a portion of the security is on loan at period end.
(d)	Amount is stated in United States dollars unless otherwise noted.
(e)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $326,857.
(f)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(g)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 3.10%	4,835,293	115,988,373	116,952,704	68,398	-	-	3,870,962	0.0%
Fidelity Securities Lending Cash Central Fund 3.10%	410,825	17,909,837	16,298,068	26,718	-	-	2,022,594	0.0%
Total	5,246,118	133,898,210	133,250,772	95,116	-	-	5,893,556

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

The following is a summary of the inputs used, as of October 31, 2022, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Equities:
Communication Services	13,337,168	3,800,301	9,536,867	-
Consumer Discretionary	30,727,270	9,884,330	20,842,940	-
Consumer Staples	29,994,228	7,672,807	22,321,421	-
Energy	14,676,879	2,205,830	12,471,049	-
Financials	49,432,134	22,274,608	27,157,526	-
Health Care	38,721,056	9,952,362	28,768,694	-
Industrials	42,657,232	19,415,405	23,241,827	-
Information Technology	22,472,527	8,420,805	14,051,722	-
Materials	20,432,663	8,978,835	11,453,828	-
Real Estate	7,253,982	5,857,667	1,396,315	-
Utilities	9,336,247	3,369,329	5,966,918	-

Government Obligations	495,237	-	495,237	-

Money Market Funds	5,893,556	5,893,556	-	-
Total Investments in Securities:	285,430,179	107,725,835	177,704,344	-
Derivative Instruments:

Assets
Futures Contracts	244,613	244,613	-	-
Total Assets	244,613	244,613	-	-
Total Derivative Instruments:	244,613	244,613	-	-

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of October 31, 2022. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset ($)	Liability ($)
Equity Risk
Futures Contracts (a)	244,613	0
Total Equity Risk	244,613	0
Total Value of Derivatives	244,613	0

(a)Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).

Financial Statements
Statement of Assets and Liabilities
		October 31, 2022

Assets
Investment in securities, at value (including securities loaned of $1,760,240) - See accompanying schedule:
Unaffiliated issuers (cost $318,796,318)	$279,536,623
Fidelity Central Funds (cost $5,893,556)	5,893,556

Total Investment in Securities (cost $324,689,874)		$285,430,179
Foreign currency held at value (cost $179,281)		180,498
Receivable for investments sold		68,160
Receivable for fund shares sold		903,570
Dividends receivable		676,900
Reclaims receivable		576,434
Distributions receivable from Fidelity Central Funds		15,273
Other receivables		2
Total assets		287,851,016
Liabilities
Payable for fund shares redeemed	$2,325,744
Accrued management fee	16,585
Payable for daily variation margin on futures contracts	54,914
Other payables and accrued expenses	19,180
Collateral on securities loaned	2,022,594
Total Liabilities		4,439,017
Net Assets		$283,411,999
Net Assets consist of:
Paid in capital		$324,467,855
Total accumulated earnings (loss)		(41,055,856)
Net Assets		$283,411,999
Net Asset Value , offering price and redemption price per share ($283,411,999 ÷ 30,100,035 shares)		$9.42

Statement of Operations
		Year ended October 31, 2022
Investment Income
Dividends		$8,945,211
Non-Cash dividends		713,867
Interest		4,290
Income from Fidelity Central Funds (including $26,718 from security lending)		95,116
Income before foreign taxes withheld		9,758,484
Less foreign taxes withheld		(794,615)
Total Income		8,963,869
Expenses
Custodian fees and expenses	139,057
Independent trustees' fees and expenses	951
Total expenses before reductions	140,008
Expense reductions	(102,115)
Total expenses after reductions		37,893
Net Investment income (loss)		8,925,976
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	(3,505,589)
Foreign currency transactions	(229,078)
Futures contracts	(2,900,428)
Total net realized gain (loss)		(6,635,095)
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	(75,970,733)
Assets and liabilities in foreign currencies	(76,504)
Futures contracts	151,575
Total change in net unrealized appreciation (depreciation)		(75,895,662)
Net gain (loss)		(82,530,757)
Net increase (decrease) in net assets resulting from operations		$(73,604,781)
Statement of Changes in Net Assets

	Year ended October 31, 2022	Year ended October 31, 2021
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$8,925,976	$5,713,091
Net realized gain (loss)	(6,635,095)	(39,738)
Change in net unrealized appreciation (depreciation)	(75,895,662)	41,811,602
Net increase (decrease) in net assets resulting from operations	(73,604,781)	47,484,955
Distributions to shareholders	(7,139,987)	(2,911,605)
Share transactions
Proceeds from sales of shares	120,516,467	124,316,809
Reinvestment of distributions	7,139,987	2,911,605
Cost of shares redeemed	(37,152,820)	(27,378,788)
Net increase (decrease) in net assets resulting from share transactions	90,503,634	99,849,626
Total increase (decrease) in net assets	9,758,866	144,422,976

Net Assets
Beginning of period	273,653,133	129,230,157
End of period	$283,411,999	$273,653,133

Other Information
Shares
Sold	11,145,325	10,345,101
Issued in reinvestment of distributions	592,530	264,932
Redeemed	(3,449,396)	(2,344,720)
Net increase (decrease)	8,288,459	8,265,313

Financial Highlights
Fidelity® Series International Index Fund

Years ended October 31,	2022	2021	2020	2019	2018 A
Selected Per-Share Data
Net asset value, beginning of period	$12.55	$9.54	$10.41	$9.43	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.34	.33	.24	.33	.05
Net realized and unrealized gain (loss)	(3.17)	2.90	(.90)	.71	(.62)
Total from investment operations	(2.83)	3.23	(.66)	1.04	(.57)
Distributions from net investment income	(.30)	(.22)	(.20)	(.06)	-
Distributions from net realized gain	-	-	(.01)	-	-
Total distributions	(.30)	(.22)	(.21)	(.06)	-
Net asset value, end of period	$9.42	$12.55	$9.54	$10.41	$9.43
Total Return D,E	(23.05)%	34.15%	(6.52)%	11.06%	(5.70)%
Ratios to Average Net Assets C,F,G
Expenses before reductions	.05%	.06%	.11%	.24%	1.18% H
Expenses net of fee waivers, if any	.01%	.01%	.02%	.01%	.01% H
Expenses net of all reductions	.01%	.01%	.02%	.01%	.01% H
Net investment income (loss)	3.14%	2.73%	2.47%	3.33%	2.29% H
Supplemental Data
Net assets, end of period (000 omitted)	$283,412	$273,653	$129,230	$102,589	$9,630
Portfolio turnover rate I	5%	6% J	3%	2%	1% K

A For the period August 17, 2018 (commencement of operations) through October 31, 2018.

B Calculated based on average shares outstanding during the period.

C Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

D Total returns for periods of less than one year are not annualized.

E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

H Annualized.

I Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

J Portfolio turnover rate excludes securities received or delivered in-kind.

K Amount not annualized.

Notes to Financial Statements
For the period ended October 31, 2022

1. Organization.
Fidelity Series International Index Fund (the Fund) is a fund of Fidelity Concord Street Trust (the Trust) and is authorized to issue an unlimited number of shares. Shares are offered only to certain other Fidelity funds, Fidelity managed 529 plans, and Fidelity managed collective investment trusts. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense Ratio A
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A   Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies . The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, ETFs and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of October 31, 2022 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. Any withholding tax reclaims income is included in the Statement of Operations in foreign taxes withheld. Any receivables for withholding tax reclaims are included in the Statement of Assets and Liabilities in reclaims receivable.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of October 31, 2022, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.   Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. In addition, the Fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to   futures contracts, foreign currency transactions, passive foreign investment companies (PFIC), partnerships, capital loss carryforwards and   losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$17,143,781
Gross unrealized depreciation	(59,430,516)
Net unrealized appreciation (depreciation)	$(42,286,735)
Tax Cost	$327,716,914

The tax-based components of distributable earnings as of period end were as follows:

Undistributed ordinary income	$6,760,651
Capital loss carryforward	$(5,449,943)
Net unrealized appreciation (depreciation) on securities and other investments	$(42,366,564)

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of fiscal period end and is subject to adjustment.

Short-term	$(2,121,022)
Long-term	(3,328,921)
Total capital loss carryforward	$(5,449,943)

The tax character of distributions paid was as follows:

	October 31, 2022	October 31, 2021
Ordinary Income	$7,139,987	$2,911,605

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.
4. Derivative Instruments.
Risk Exposures and the Use of Derivative Instruments. The Fund's investment objectives allow for various types of derivative instruments, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

Derivatives were used to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the objectives may not be achieved.

Derivatives were used to increase or decrease exposure to the following risk(s):

Equity Risk
Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Funds are also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that a fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to a fund. Counterparty credit risk related to exchange-traded contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. Futures contracts were used to manage exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end, and is representative of volume of activity during the period unless an average notional amount is presented. Any securities deposited to meet initial margin requirements are identified in the Schedule of Investments. Any cash deposited to meet initial margin requirements is presented as segregated cash with brokers for derivative instruments in the Statement of Assets and Liabilities.
5. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Series International Index Fund	104,395,318	14,478,536

Prior Year Unaffiliated Exchanges In-Kind.   Shares that were exchanged for investments, including accrued interest and cash, if any, are shown in the table below. The amount of in-kind exchanges is included in share transactions in the accompanying Statement of Changes in Net Assets.

	Shares	Total Proceeds ($)
Fidelity Series International Index Fund	2,414,477	27,766,481

6. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund does not pay a management fee. Under the management contract, the investment adviser or an affiliate pays all ordinary operating expenses of the Fund, except custody fees, fees and expenses of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses.

Sub-Adviser. Geode Capital Management, LLC (Geode), serves as sub-adviser for the Fund. Geode provides discretionary investment advisory services to the Fund and is paid by the investment adviser for providing these services.

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. During the period, there were no interfund trades.
7. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The commitment fees on the pro-rata portion of the line of credit are borne by the investment adviser. During the period, there were no borrowings on this line of credit.
8. Security Lending.
Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, a fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS	Security Lending Income From Securities Loaned to NFS	Value of Securities Loaned to NFS at Period End
Fidelity Series International Index Fund	$2,830	$-	$-

9. Expense Reductions.
The investment adviser contractually agreed to reimburse the Fund to the extent annual operating expenses exceeded .013% of average net assets. This reimbursement will remain in place through February 28, 2026. Some expenses, for example the compensation of the independent Trustees, and certain other expenses such as interest expense, are excluded from this reimbursement. During the period this reimbursement reduced the Fund's expenses by $102,115.

10. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.

At the end of the period, mutual funds and accounts managed by FMR or its affiliates were the owners of record of all of the outstanding shares of the Fund.
11. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as pandemics, epidemics, outbreaks of infectious diseases, war, terrorism, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer.

Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Fidelity Concord Street Trust and the Shareholders of Fidelity Series International Index Fund
Opinion on the Financial Statements and Financial Highlights
We have audited the accompanying statement of assets and liabilities of Fidelity Series International Index Fund (the "Fund"), a fund of Fidelity Concord Street Trust, including the schedule of investments, as of October 31, 2022, the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the four years in the period then ended and for the period from August 17, 2018 (commencement of operations) through October 31, 2018, and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of October 31, 2022, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the four years in the period then ended and for the period from August 17, 2018 (commencement of operations) through October 31, 2018 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on the Fund's financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of October 31, 2022, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/ Deloitte & Touche LLP
Boston, Massachusetts
December 19, 2022
We have served as the auditor of one or more of the Fidelity investment companies since 1999.
Trustees and Officers
TRUSTEES AND OFFICERS
The Trustees, Members of the Advisory Board (if any), and officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, oversee management of the risks associated with such activities and contractual arrangements, and review the fund's performance. Except for Jonathan Chiel, each of the Trustees oversees 316 funds. Mr. Chiel oversees 184 funds.
The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person (as defined in the 1940 Act) of the trust and the fund is referred to herein as an Independent Trustee. Each Independent Trustee shall retire not later than the last day of the calendar year in which his or her 75th birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. Officers and Advisory Board Members hold office without limit in time, except that any officer or Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.
The fund's Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-544-8544.
Experience, Skills, Attributes, and Qualifications of the Trustees.   The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.
In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing the fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the fund, is provided below.
Board Structure and Oversight Function. Robert A. Lawrence is an interested person and currently serves as Chair. The Trustees have determined that an interested Chair is appropriate and benefits shareholders because an interested Chair has a personal and professional stake in the quality and continuity of services provided to the fund. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chair, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chair and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. David M. Thomas serves as Lead Independent Trustee and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.
Fidelity ® funds are overseen by different Boards of Trustees. The fund's Board oversees Fidelity's high income and certain equity funds, and other Boards oversee Fidelity's investment-grade bond, money market, asset allocation, and other equity funds. The asset allocation funds may invest in Fidelity ® funds overseen by the fund's Board. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity ® funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity ® funds overseen by each Board.
The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, the fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the fund's activities and associated risks. The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the fund's business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above. Because the day-to-day operations and activities of the fund are carried out by or through FMR, its affiliates, and other service providers, the fund's exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees. While each of the Board's committees has responsibility for overseeing different aspects of the fund's activities, oversight is exercised primarily through the Operations, Audit, and Compliance Committees. Appropriate personnel, including but not limited to the fund's Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the fund's Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate, including an annual review of Fidelity's risk management program for the Fidelity ® funds. The responsibilities of each standing committee, including their oversight responsibilities, are described further under "Standing Committees of the Trustees."
Interested Trustees*:
Correspondence intended for a Trustee who is an interested person may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.
Name, Year of Birth; Principal Occupations and Other Relevant Experience+
Jonathan Chiel (1957)
Year of Election or Appointment: 2016
Trustee
Mr. Chiel also serves as Trustee of other Fidelity ® funds. Mr. Chiel is Executive Vice President and General Counsel for FMR LLC (diversified financial services company, 2012-present). Previously, Mr. Chiel served as general counsel (2004-2012) and senior vice president and deputy general counsel (2000-2004) for John Hancock Financial Services; a partner with Choate, Hall & Stewart (1996-2000) (law firm); and an Assistant United States Attorney for the United States Attorney's Office of the District of Massachusetts (1986-95), including Chief of the Criminal Division (1993-1995). Mr. Chiel is a director on the boards of the Boston Bar Foundation and the Maimonides School.
Bettina Doulton (1964)
Year of Election or Appointment: 2021
Trustee
Ms. Doulton also serves as Trustee of other Fidelity ® funds. Prior to her retirement, Ms. Doulton served in a variety of positions at Fidelity Investments, including as a managing director of research (2006-2007), portfolio manager to certain Fidelity ® funds (1993-2005), equity analyst and portfolio assistant (1990-1993), and research assistant (1987-1990). Ms. Doulton currently owns and operates Phi Builders + Architects and Cellardoor Winery. Previously, Ms. Doulton served as a member of the Board of Brown Capital Management, LLC (2014-2018).
Robert A. Lawrence (1952)
Year of Election or Appointment: 2020
Trustee
Chair of the Board of Trustees
Mr. Lawrence also serves as Trustee of other funds. Previously, Mr. Lawrence served as a Trustee and Member of the Advisory Board of certain funds. Prior to his retirement in 2008, Mr. Lawrence served as Vice President of certain Fidelity ® funds (2006-2008), Senior Vice President, Head of High Income Division of Fidelity Management & Research Company (investment adviser firm, 2006-2008), and President of Fidelity Strategic Investments (investment adviser firm, 2002-2005).
* Determined to be an "Interested Trustee" by virtue of, among other things, his or her affiliation with the trust or various entities under common control with FMR.
+ The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for the fund.
Independent Trustees:
Correspondence intended for an Independent Trustee may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.
Name, Year of Birth; Principal Occupations and Other Relevant Experience+
Thomas P. Bostick (1956)
Year of Election or Appointment: 2021
Trustee
Lieutenant General Bostick also serves as Trustee of other Fidelity ® funds. Prior to his retirement, General Bostick (United States Army, Retired) held a variety of positions within the U.S. Army, including Commanding General and Chief of Engineers, U.S. Army Corps of Engineers (2012-2016) and Deputy Chief of Staff and Director of Human Resources, U.S. Army (2009-2012). General Bostick currently serves as a member of the Board and Finance and Governance Committees of CSX Corporation (transportation, 2020-present) and a member of the Board and Corporate Governance and Nominating Committee of Perma-Fix Environmental Services, Inc. (nuclear waste management, 2020-present). General Bostick serves as Chief Executive Officer of Bostick Global Strategies, LLC (consulting, 2016-present) and as a member of the Board of HireVue, Inc. (video interview and assessment, 2020-present). Previously, General Bostick served as a Member of the Advisory Board of certain Fidelity® funds (2021), President, Intrexon Bioengineering (2018-2020) and Chief Operating Officer (2017-2020) and Senior Vice President of the Environment Sector (2016-2017) of Intrexon Corporation (biopharmaceutical company).
Dennis J. Dirks (1948)
Year of Election or Appointment: 2005
Trustee
Mr. Dirks also serves as Trustee of other Fidelity ® funds. Prior to his retirement in May 2003, Mr. Dirks served as Chief Operating Officer and as a member of the Board of The Depository Trust & Clearing Corporation (financial markets infrastructure), President, Chief Operating Officer and a member of the Board of The Depository Trust Company (DTC), President and a member of the Board of the National Securities Clearing Corporation (NSCC), Chief Executive Officer and a member of the Board of the Government Securities Clearing Corporation and Chief Executive Officer and a member of the Board of the Mortgage-Backed Securities Clearing Corporation. Mr. Dirks currently serves as a member of the Finance Committee (2016-present) and Board (2017-present) and is Treasurer (2018-present) of the Asolo Repertory Theatre.
Donald F. Donahue (1950)
Year of Election or Appointment: 2018
Trustee
Mr. Donahue also serves as Trustee of other Fidelity ® funds. Mr. Donahue serves as President and Chief Executive Officer of Miranda Partners, LLC (risk consulting for the financial services industry, 2012-present). Previously, Mr. Donahue served as Chief Executive Officer (2006-2012), Chief Operating Officer (2003-2006) and Managing Director, Customer Marketing and Development (1999-2003) of The Depository Trust & Clearing Corporation (financial markets infrastructure). Mr. Donahue currently serves as a member (2007-present) and Co-Chairman (2016-present) of the Board of United Way of New York and a member of the Board of The Leadership Academy (previously NYC Leadership Academy) (2012-present). Mr. Donahue previously served as a member of the Advisory Board of certain Fidelity® funds (2015-2018).
Vicki L. Fuller (1957)
Year of Election or Appointment: 2020
Trustee
Ms. Fuller also serves as Trustee of other Fidelity ® funds. Previously, Ms. Fuller served as a member of the Advisory Board of certain Fidelity ® funds (2018-2020), Chief Investment Officer of the New York State Common Retirement Fund (2012-2018) and held a variety of positions at AllianceBernstein L.P. (global asset management, 1985-2012), including Managing Director (2006-2012) and Senior Vice President and Senior Portfolio Manager (2001-2006). Ms. Fuller currently serves as a member of the Board, Audit Committee and Nominating and Governance Committee of two Blackstone business development companies (2020-present), as a member of the Board of Treliant, LLC (consulting, 2019-present), as a member of the Advisory Board of Ariel Alternatives, LLC (private equity, 2021-present) and as a member of the Board and Chair of the Audit Committee of Gusto, Inc. (software, 2021-present). In addition, Ms. Fuller currently serves as a member of the Board of Roosevelt University (2019-present) and as a member of the Executive Board of New York University's Stern School of Business. Ms. Fuller previously served as a member of the Board, Audit Committee and Nominating and Governance Committee of The Williams Companies, Inc. (natural gas infrastructure, 2018-2021).
Patricia L. Kampling (1959)
Year of Election or Appointment: 2020
Trustee
Ms. Kampling also serves as Trustee of other Fidelity ® funds. Prior to her retirement, Ms. Kampling served as Chairman of the Board and Chief Executive Officer (2012-2019), President and Chief Operating Officer (2011-2012) and Executive Vice President and Chief Financial Officer (2010-2011) of Alliant Energy Corporation. Ms. Kampling currently serves as a member of the Board, Finance Committee and Governance, Compensation and Nominating Committee of Xcel Energy Inc. (utilities company, 2020-present) and as a member of the Board, Audit, Finance and Risk Committee and Safety, Environmental, Technology and Operations Committee and Chair of the Executive Development and Compensation Committee of American Water Works Company, Inc. (utilities company, 2019-present). In addition, Ms. Kampling currently serves as a member of the Board of the Nature Conservancy, Wisconsin Chapter (2019-present). Previously, Ms. Kampling served as a Member of the Advisory Board of certain Fidelity® funds (2020), a member of the Board, Compensation Committee and Executive Committee and Chair of the Audit Committee of Briggs & Stratton Corporation (manufacturing, 2011-2021), a member of the Board of Interstate Power and Light Company (2012-2019) and Wisconsin Power and Light Company (2012-2019) (each a subsidiary of Alliant Energy Corporation) and as a member of the Board and Workforce Development Committee of the Business Roundtable (2018-2019).
Thomas A. Kennedy (1955)
Year of Election or Appointment: 2021
Trustee
Mr. Kennedy also serves as Trustee of other Fidelity ® funds. Previously, Mr. Kennedy served as a Member of the Advisory Board of certain Fidelity ® funds (2020) and held a variety of positions at Raytheon Company (aerospace and defense, 1983-2020), including Chairman and Chief Executive Officer (2014-2020) and Executive Vice President and Chief Operating Officer (2013-2014). Mr. Kennedy currently serves as Executive Chairman of the Board of Directors of Raytheon Technologies Corporation (aerospace and defense, 2020-present). He is also a member of the Rutgers School of Engineering Industry Advisory Board (2011-present) and a member of the UCLA Engineering Dean's Executive Board (2016-present).
Oscar Munoz (1959)
Year of Election or Appointment: 2021
Trustee
Mr. Munoz also serves as Trustee of other Fidelity ® funds. Prior to his retirement, Mr. Munoz served as Executive Chairman (2020-2021), Chief Executive Officer (2015-2020), President (2015-2016) and a member of the Board (2010-2021) of United Airlines Holdings, Inc. Mr. Munoz currently serves as a member of the Board of CBRE Group, Inc. (commercial real estate, 2020-present), a member of the Board of Univision Communications, Inc. (Hispanic media, 2020-present) and a member of the Advisory Board of Salesforce.com, Inc. (cloud-based software, 2020-present). Previously, Mr. Munoz served as a Member of the Advisory Board of certain Fidelity ® funds (2021).
Garnett A. Smith (1947)
Year of Election or Appointment: 2018
Trustee
Mr. Smith also serves as Trustee of other Fidelity ® funds. Prior to his retirement, Mr. Smith served as Chairman and Chief Executive Officer (1990-1997) and President (1986-1990) of Inbrand Corp. (manufacturer of personal absorbent products). Prior to his employment with Inbrand Corp., he was employed by a retail fabric chain and North Carolina National Bank (now Bank of America). Mr. Smith previously served as a member of the Advisory Board of certain Fidelity ® funds (2012-2013).
David M. Thomas (1949)
Year of Election or Appointment: 2008
Trustee
Lead Independent Trustee
Mr. Thomas also serves as Trustee of other Fidelity ® funds. Previously, Mr. Thomas served as Executive Chairman (2005-2006) and Chairman and Chief Executive Officer (2000-2005) of IMS Health, Inc. (pharmaceutical and healthcare information solutions). Mr. Thomas currently serves as a member of the Board of Fortune Brands Home and Security (home and security products, 2004-present) and as Director (2013-present) and Non-Executive Chairman of the Board (2022-present) of Interpublic Group of Companies, Inc. (marketing communication).
Susan Tomasky (1953)
Year of Election or Appointment: 2020
Trustee
Ms. Tomasky also serves as Trustee of other Fidelity ® funds. Prior to her retirement, Ms. Tomasky served in various executive officer positions at American Electric Power Company, Inc. (1998-2011), including most recently as President of AEP Transmission (2007-2011). Ms. Tomasky currently serves as a member of the Board and Sustainability Committee and as Chair of the Audit Committee of Marathon Petroleum Corporation (2018-present) and as a member of the Board, Executive Committee, Corporate Governance Committee and Organization and Compensation Committee and as Chair of the Audit Committee of Public Service Enterprise Group, Inc. (utilities company, 2012-present) and as a member of the Board of its subsidiary company, Public Service Electric and Gas Co. (2021-present). In addition, Ms. Tomasky currently serves as a member (2009-present) and President (2020-present) of the Board of the Royal Shakespeare Company - America (2009-present), as a member of the Board of the Columbus Association for the Performing Arts (2011-present) and as a member of the Board and Kenyon in the World Committee of Kenyon College (2016-present). Previously, Ms. Tomasky served as a Member of the Advisory Board of certain Fidelity ® funds (2020), as a member of the Board of the Columbus Regional Airport Authority (2007-2020), as a member of the Board (2011-2018) and Lead Independent Director (2015-2018) of Andeavor Corporation (previously Tesoro Corporation) (independent oil refiner and marketer) and as a member of the Board of Summit Midstream Partners LP (energy, 2012-2018).
Michael E. Wiley (1950)
Year of Election or Appointment: 2020
Trustee
Mr. Wiley also serves as Trustee of other Fidelity ® funds. Previously, Mr. Wiley served as a member of the Advisory Board of certain Fidelity ® funds (2018-2020), Chairman, President and CEO of Baker Hughes, Inc. (oilfield services, 2000-2004). Mr. Wiley also previously served as a member of the Board of Andeavor Corporation (independent oil refiner and marketer, 2005-2018), a member of the Board of Andeavor Logistics LP (natural resources logistics, 2015-2018) and a member of the Board of High Point Resources (exploration and production, 2005-2020).
+ The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for the fund.
Advisory Board Members and Officers:
Correspondence intended for a Member of the Advisory Board (if any) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235. Correspondence intended for an officer or Peter S. Lynch may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210. Officers appear below in alphabetical order.
Name, Year of Birth; Principal Occupation
Peter S. Lynch (1944)
Year of Election or Appointment: 2003
Member of the Advisory Board
Mr. Lynch also serves as a Member of the Advisory Board of other Fidelity ® funds. Mr. Lynch is Vice Chairman and a Director of Fidelity Management & Research Company LLC (investment adviser firm). In addition, Mr. Lynch serves as a Trustee of Boston College and as the Chairman of the Inner-City Scholarship Fund. Previously, Mr. Lynch served as Vice Chairman and a Director of FMR Co., Inc. (investment adviser firm) and on the Special Olympics International Board of Directors (1997-2006).
Craig S. Brown (1977)
Year of Election or Appointment: 2022
Deputy Treasurer
Mr. Brown also serves as an officer of other funds. Mr. Brown serves as Assistant Treasurer of FIMM, LLC (2021-present) and is an employee of Fidelity Investments (2013-present). Previously, Mr. Brown served as Assistant Treasurer of certain Fidelity ® funds (2019-2022).
John J. Burke III (1964)
Year of Election or Appointment: 2018
Chief Financial Officer
Mr. Burke also serves as Chief Financial Officer of other funds. Mr. Burke serves as Head of Investment Operations for Fidelity Fund and Investment Operations (2018-present) and is an employee of Fidelity Investments (1998-present). Previously Mr. Burke served as head of Asset Management Investment Operations (2012-2018).
William C. Coffey (1969)
Year of Election or Appointment: 2019
Assistant Secretary
Mr. Coffey also serves as Assistant Secretary of other funds. He is Senior Vice President and Deputy General Counsel of FMR LLC (diversified financial services company, 2010-present), and is an employee of Fidelity Investments. Previously, Mr. Coffey served as Secretary and CLO of certain funds (2018-2019); CLO, Secretary, and Senior Vice President of Fidelity Management & Research Company and FMR Co., Inc. (investment adviser firms, 2018-2019); Secretary of Fidelity SelectCo, LLC and Fidelity Investments Money Management, Inc. (investment adviser firms, 2018-2019); CLO of Fidelity Management & Research (Hong Kong) Limited, FMR Investment Management (UK) Limited, and Fidelity Management & Research (Japan) Limited (investment adviser firms, 2018-2019); and Assistant Secretary of certain funds (2009-2018).
Timothy M. Cohen (1969)
Year of Election or Appointment: 2018
Vice President
Mr. Cohen also serves as Vice President of other funds. Mr. Cohen serves as Co-Head of Equity (2018-present), a Director of Fidelity Management & Research (Japan) Limited (investment adviser firm, 2016-present), and is an employee of Fidelity Investments. Previously, Mr. Cohen served as Executive Vice President of Fidelity SelectCo, LLC (2019), Head of Global Equity Research (2016-2018), Chief Investment Officer - Equity and a Director of Fidelity Management & Research (U.K.) Inc. (investment adviser firm, 2013-2015) and as a Director of Fidelity Management & Research (Hong Kong) Limited (investment adviser firm, 2017).
Jonathan Davis (1968)
Year of Election or Appointment: 2010
Assistant Treasurer
Mr. Davis also serves as an officer of other funds. Mr. Davis serves as Assistant Treasurer of FIMM, LLC (2021-present), FMR Capital, Inc. (2017-present), FD Funds GP LLC (2021-present), FD Funds Holding LLC (2021-present), and FD Funds Management LLC (2021-present); and is an employee of Fidelity Investments. Previously, Mr. Davis served as Vice President and Associate General Counsel of FMR LLC (diversified financial services company, 2003-2010).
Laura M. Del Prato (1964)
Year of Election or Appointment: 2018
Assistant Treasurer
Ms. Del Prato also serves as an officer of other funds. Ms. Del Prato serves as Assistant Treasurer of FIMM, LLC (2021-present) and is an employee of Fidelity Investments (2017-present). Previously, Ms. Del Prato served as President and Treasurer of The North Carolina Capital Management Trust: Cash Portfolio and Term Portfolio (2018-2020). Prior to joining Fidelity Investments, Ms. Del Prato served as a Managing Director and Treasurer of the JPMorgan Mutual Funds (2014-2017). Prior to JPMorgan, Ms. Del Prato served as a partner at Cohen Fund Audit Services (accounting firm, 2012-2013) and KPMG LLP (accounting firm, 2004-2012).
Colm A. Hogan (1973)
Year of Election or Appointment: 2020
Assistant Treasurer
Mr. Hogan also serves as an officer of other funds. Mr. Hogan serves as Assistant Treasurer of FIMM, LLC (2021-present) and FMR Capital, Inc. (2017-present) and is an employee of Fidelity Investments (2005-present). Previously, Mr. Hogan served as Deputy Treasurer of certain Fidelity ® funds (2016-2020) and Assistant Treasurer of certain Fidelity ® funds (2016-2018).
Pamela R. Holding (1964)
Year of Election or Appointment: 2018
Vice President
Ms. Holding also serves as Vice President of other funds. Ms. Holding serves as Co-Head of Equity (2018-present) and is an employee of Fidelity Investments (2013-present). Previously, Ms. Holding served as Executive Vice President of Fidelity SelectCo, LLC (2019) and as Chief Investment Officer of Fidelity Institutional Asset Management (2013-2018).
Cynthia Lo Bessette (1969)
Year of Election or Appointment: 2019
Secretary and Chief Legal Officer (CLO)
Ms. Lo Bessette also serves as an officer of other funds. Ms. Lo Bessette serves as CLO, Secretary, and Senior Vice President of Fidelity Management & Research Company LLC (investment adviser firm, 2019-present); CLO of Fidelity Management & Research (Hong Kong) Limited, FMR Investment Management (UK) Limited, and Fidelity Management & Research (Japan) Limited (investment adviser firms, 2019-present); Secretary of FD Funds GP LLC (2021-present), FD Funds Holding LLC (2021-present), FD Funds Management LLC (2021-present), and Fidelity Diversifying Solutions LLC (investment adviser firm, 2022-present); and Assistant Secretary of FIMM, LLC (2019-present). She is a Senior Vice President and Deputy General Counsel of FMR LLC (diversified financial services company, 2019-present), and is an employee of Fidelity Investments. Previously, Ms. Lo Bessette served as CLO, Secretary, and Senior Vice President of FMR Co., Inc. (investment adviser firm, 2019); Secretary of Fidelity SelectCo, LLC and Fidelity Investments Money Management, Inc. (investment adviser firms, 2019). Prior to joining Fidelity Investments, Ms. Lo Bessette was Executive Vice President, General Counsel (2016-2019) and Senior Vice President, Deputy General Counsel (2015-2016) of OppenheimerFunds (investment management company) and Deputy Chief Legal Officer (2013-2015) of Jennison Associates LLC (investment adviser firm).
Chris Maher (1972)
Year of Election or Appointment: 2020
Deputy Treasurer
Mr. Maher also serves as an officer of other funds. Mr. Maher serves as Assistant Treasurer of FIMM, LLC (2021-present) and FMR Capital, Inc. (2017-present), and is an employee of Fidelity Investments (2008-present). Previously, Mr. Maher served as Assistant Treasurer of certain funds (2013-2020); Vice President of Asset Management Compliance (2013), Vice President of the Program Management Group of FMR (investment adviser firm, 2010-2013), and Vice President of Valuation Oversight (2008-2010).
Jason P. Pogorelec (1975)
Year of Election or Appointment: 2020
Chief Compliance Officer
Mr. Pogorelec also serves as Chief Compliance Officer of other funds. Mr. Pogorelec is a senior Vice President of Asset Management Compliance for Fidelity Investments and is an employee of Fidelity Investments (2006-present). Previously, Mr. Pogorelec served as Vice President, Associate General Counsel for Fidelity Investments (2010-2020) and Assistant Secretary of certain Fidelity funds (2015-2020).
Brett Segaloff (1972)
Year of Election or Appointment: 2021
Anti-Money Laundering (AML) Officer
Mr. Segaloff also serves as an AML Officer of other funds and other related entities. He is Director, Anti-Money Laundering (2007-present) of FMR LLC (diversified financial services company) and is an employee of Fidelity Investments (1996-present).
Stacie M. Smith (1974)
Year of Election or Appointment: 2016
President and Treasurer
Ms. Smith also serves as an officer of other funds. Ms. Smith serves as Assistant Treasurer of FIMM, LLC (2021-present) and FMR Capital, Inc. (2017-present), is an employee of Fidelity Investments (2009-present), and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Smith served as Senior Audit Manager of Ernst & Young LLP (accounting firm, 1996-2009). Previously, Ms. Smith served as Assistant Treasurer (2013-2019) and Deputy Treasurer (2013-2016) of certain Fidelity ® funds.
Jim Wegmann (1979)
Year of Election or Appointment: 2019
Assistant Treasurer
Mr. Wegmann also serves as an officer of other funds. Mr. Wegmann serves as Assistant Treasurer of FIMM, LLC (2021-present) and is an employee of Fidelity Investments (2011-present). Previously, Mr. Wegmann served as Assistant Treasurer of certain Fidelity ® funds (2019-2021).
Shareholder Expense Example
As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (May 1, 2022 to October 31, 2022).

Actual Expenses
The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes
The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio- A	Beginning Account Value May 1, 2022	Ending Account Value October 31, 2022	Expenses Paid During Period- C May 1, 2022 to October 31, 2022

Fidelity® Series International Index Fund	.01%
Actual		$ 1,000	$ 882.00	$ .05
Hypothetical- B		$ 1,000	$ 1,025.16	$ .05

A   Annualized expense ratio reflects expenses net of applicable fee waivers.

B   5% return per year before expenses

C   Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/ 365 (to reflect the one-half year period). The fees and expenses of any Underlying Funds are not included in each annualized expense ratio.

Distributions   (Unaudited)
The dividend and capital gains distributions for the fund(s) are available on Fidelity.com or Institutional.Fidelity.com .
The fund designates 76% of the dividends distributed during the fiscal year as amounts which may be taken into account as a dividend for the purposes of the maximum rate under section 1(h)(11) of the Internal Revenue Code.
The fund will notify shareholders in January 2023 of amounts for use in preparing 2022 income tax returns.

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Series International Index Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract with Fidelity Management & Research Company LLC (FMR) and the sub-advisory agreement (Sub-Advisory Agreement) for the fund with Geode Capital Management, LLC (Geode) (together, the Advisory Contracts). FMR and Geode are referred to herein as the Investment Advisers.  The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established various standing committees (Committees), each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through joint ad hoc committees to discuss certain matters relevant to all of the Fidelity funds.

At its May 2022 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. In considering whether to renew the Advisory Contracts for the fund, the Board considered all factors it believed relevant and reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and the fact that no fee is payable under the management contract was fair and reasonable.

Nature, Extent, and Quality of Services Provided . The Board considered staffing as it relates to the fund, including the backgrounds of investment personnel of Fidelity and Geode, and also considered the fund's investment objective, strategies, and related investment philosophy. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups and with representatives of Geode. The Board considered the structure of the investment personnel compensation programs and whether the structures provide appropriate incentives to act in the best interests of the fund. The Board also considered the steps Fidelity had taken to ensure the continued provision of high quality services to the Fidelity funds during the COVID-19 pandemic, including the expansion of staff in client facing positions to maintain service levels in periods of high volumes and volatility.

The Trustees also discussed with representatives of Fidelity, at meetings throughout the year, Fidelity's role in, among other things, overseeing compliance with federal securities laws and other applicable requirements by Geode with respect to the fund and monitoring and overseeing the performance and investment capabilities of Geode. The Trustees considered that the Board had received from Fidelity periodic reports about its oversight and due diligence processes, as well as periodic reports regarding the performance of Geode.

The Board also considered the nature, extent and quality of services provided by Geode. The Trustees noted that under the Sub-Advisory Agreement, subject to oversight by Fidelity, Geode is responsible for, among other things, identifying investments and arranging for execution of portfolio transactions to implement the fund's investment strategy. In addition, the Trustees noted that Geode is responsible for providing such reporting as may be requested by Fidelity to fulfill its oversight responsibilities discussed above.

Resources Dedicated to Investment Management and Support Services . The Board and the Fund Oversight and Research Committees reviewed the general qualifications and capabilities of Fidelity's and Geode's investment staffs, including their size, education, experience, and resources, as well as Fidelity's and Geode's approach to recruiting, training, managing, and compensating investment personnel. The Board noted the resources devoted to expansion of Fidelity's global investment organization, and that Fidelity's analysts have extensive resources, tools, and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties, and guarantors. The Board considered that Fidelity's and Geode's investment professionals have extensive resources, tools and capabilities so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously. Additionally, in its deliberations, the Board considered Fidelity's and Geode's trading, risk management, compliance, and technology and operations capabilities and resources, which are integral parts of the investment management process.

Administrative Services . The Board considered (i) the nature, extent, quality, and cost of advisory and administrative services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of "soft" commission dollars to pay for research services.

Investment Performance . The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions. The Board reviewed the fund's absolute investment performance, as well as the fund's relative investment performance, but did not consider performance to be a material factor in its decision to renew the fund's Advisory Contracts, as the fund is not publicly offered as a stand-alone investment product. In this regard, the Board noted that the fund is designed to offer an investment option for other investment companies, 529 plans, and collective investment trusts managed by Fidelity and ultimately to enhance the performance of those investment companies, 529 plans, and collective investment trusts.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should continue to benefit the shareholders of the fund.

Competitiveness of Management Fee and Total Expense Ratio . The Board considered that the fund does not pay FMR a management fee for investment advisory services, but that FMR receives fees for providing services to funds that invest in the fund. The Board noted that FMR or an affiliate undertakes to pay all operating expenses of the fund, except transfer agent fees, 12b-1 fees, Independent Trustee fees and expenses, custodian fees and expenses, proxy and shareholder meeting expenses, interest, taxes, and extraordinary expenses (such as litigation expenses). The Board further noted that the fund pays its non-operating expenses, including brokerage commissions and fees and expenses associated with the fund's securities lending program, if applicable.

The Board further considered that FMR has contractually agreed to reimburse the fund to the extent that total operating expenses, with certain exceptions, as a percentage of its average net assets, exceed 0.013% through February 28, 2025.
Based on its review, the Board considered that the fund does not pay a management fee and concluded that the total expense ratio of the fund was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability . The Board considered the level of Fidelity's profits in respect of all the Fidelity funds.

A public accounting firm has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. The engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of certain fund profitability information and its conformity to established allocation methodologies. After considering the reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's and Geode's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's mutual fund business (i.e., fall-out benefits) as well as cases where Fidelity's and Geode's affiliates may benefit from the funds' business. The Board considered areas where potential indirect benefits to the Fidelity funds from their relationships with Fidelity may exist. The Board's consideration of these matters was informed by the findings of a joint ad hoc committee created by it and the boards of other Fidelity funds to evaluate potential fall-out benefits.

The Board concluded that the costs of the services provided by and the profits realized by Fidelity and Geode in connection with the operation of the fund were not relevant to the renewal of the Advisory Contracts because the fund pays no advisory fees and FMR bears all expenses of the fund with certain exceptions.

The Board also considered information regarding the profitability of Geode's relationship with the fund.

Economies of Scale . The Board concluded that because the fund pays no advisory fees and FMR bears all expenses of the fund with certain exceptions, the realization of economies of scale was not a material factor in the Board's decision to renew the fund's Advisory Contracts.

Additional Information Requested by the Board . In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including: (i) fund flow and performance trends, in particular the underperformance of certain funds and strategies, and Fidelity's long-term strategies for certain funds, including any consideration of fund liquidations or mergers; (ii) the operation of performance fees, competitor use of performance fees, and consideration of the expansion of performance fees to additional funds; (iii) Fidelity's pricing philosophy compared to competitors; (iv) fund profitability methodology and data; (v) evaluation of competitive fund data and peer group classifications and fee and expense comparisons; (vi) the management fee and expense structures for different funds and classes and information about the differences between various fee and expense structures; (vii) group fee breakpoints and related voluntary fee waivers; and (viii) information regarding other accounts managed by Fidelity and the funds' sub-advisory arrangements.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the advisory and sub-advisory fee arrangements are fair and reasonable and that the fund's Advisory Contracts should be renewed.

Board Approval of Investment Advisory Contracts

Fidelity Series International Index Fund

At its September 2022 meeting, the Board of Trustees, including a majority of the Independent Trustees (together, the Board), voted to approve an amended and restated sub-advisory agreement with Geode Capital Management, LLC (Geode) for the fund (the Amended Contract) to decrease the sub-advisory fee rate paid by Fidelity Management & Research Company LLC (FMR), the fund's investment adviser, to Geode on behalf of the fund by 0.15 basis points, effective October 1, 2022. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, considered a broad range of information.

Nature, Extent, and Quality of Services Provided . The Board previously received and considered materials relating to the nature, extent and quality of services provided by FMR and Geode to the fund, including the resources dedicated to investment management and support services, shareholder and administrative services, the benefits to shareholders of investment in a large fund family and the investment performance of the fund in connection with the annual renewal of the fund's current management contract and sub-advisory agreement (Advisory Contracts). At its May 2022 meeting, the Board concluded that the nature, extent and quality of the services provided to the fund under the existing Advisory Contracts should continue to benefit the fund's shareholders. The Board noted that approval of the Amended Contracts would not change the fund's portfolio manager, the investment processes, the level or nature of services provided, the resources and personnel allocated or trading and compliance operations. The Board concluded that the nature, extent, and quality of services to be provided to the fund under the Amended Contract should continue to benefit the fund's shareholders.

Competitiveness of Management Fee and Total Expense Ratio .  The Board considered that the fund does not pay FMR a management fee for investment advisory services, but that FMR receives fees for providing services to funds that invest in the fund. The Board also considered that FMR undertakes to pay all operating expenses of the fund with certain exceptions. Based on its review, the Board considered that the fund does not pay a management fee and concluded at its May 2022 and September 2022 meetings that the fund's total expense ratio was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability . The Board considered that it previously reviewed information regarding the level of Fidelity's profits in respect of all Fidelity funds. Because the fund pays no advisory fees and FMR bears all expenses of the fund, with certain exceptions, the Board did not consider the costs and services provided by and the profits realized by Fidelity in connection with the operation of the fund to be relevant in its decision to approve the Amended Contract.

Economies of Scale . The Board did not consider the realization of economies of scale to be a material factor in its decision to approve the Amended Contract because the fund pays no advisory fees and FMR will continue to bear all expenses of the fund with certain exceptions.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the sub-advisory fee arrangement is fair and reasonable, and that the fund's Amended Contract should be approved.

1.9891249.104
IIF-ANN-1222
Fidelity® SAI International Small Cap Index Fund

Annual Report
October 31, 2022

Offered exclusively to certain clients of the Adviser, or its affiliates, including Strategic Advisers LLC (Strategic Advisers) - not available for sale to the general public. Fidelity ®   SAI is a product name of Fidelity ® funds dedicated to certain programs affiliated with Strategic Advisers.

Contents

Performance
Management's Discussion of Fund Performance
Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Report of Independent Registered Public Accounting Firm
Trustees and Officers
Shareholder Expense Example
Distributions
Board Approval of Investment Advisory Contracts and Management Fees

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-800-544-3455 to request a free copy of the proxy voting guidelines.
The funds or securities referred to herein are not sponsored, endorsed, or promoted by MSCI, and MSCI bears no liability with respect to any such funds or securities or any index on which such funds or securities are based. The prospectus contains a more detailed description of the limited relationship MSCI has with Fidelity and any related funds.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2022 FMR LLC. All rights reserved.
This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.

Performance: The Bottom Line
Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.
Average Annual Total Returns

Periods ended October 31, 2022	Past 1 year	Life of Fund A
Fidelity® SAI International Small Cap Index Fund	-30.31%	-21.66%

A     From May 27, 2021

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity® SAI International Small Cap Index Fund, on May 27, 2021, when the fund started.

The chart shows how the value of your investment would have changed, and also shows how the MSCI EAFE Small Cap Index performed over the same period.

10,500
10,000
9,500
9,000
8,500
8,000
7,500
7,000
$6,700
2021
2022
Period Ending Values
$7,053 Fidelity® SAI International Small Cap Index Fund
$7,091 MSCI EAFE Small Cap Index

Management's Discussion of Fund Performance
Market Recap:
International equities returned -24.61% for the 12 months ending October 31, 2022, according to the MSCI ACWI (All Country World Index) ex USA Index. After gaining 7.98% in 2021, non-U.S. stocks retreated in the new year, as a multitude of risk factors challenged the global economy and financial markets. Persistently high inflation in some markets, exacerbated by energy price shocks from the Russia-Ukraine conflict, spurred the U.S. Federal Reserve and other central banks to aggressively tighten monetary policy, and market interest rates eclipsed their highest level in roughly a decade, stoking recession fears and sending stocks into bear market territory. Other factors influencing equities abroad included surging global commodity prices, rising sovereign bond yields in some markets, ongoing global supply-chain disruption, a broadly strong U.S. dollar and the potential for variants of the coronavirus to upend global economic growth. Against this backdrop, the index returned -24.20% year to date through October. For the full 12 months, emerging markets (-31%) and Europe ex U.K. (-25%) notably lagged. Conversely, Canada (-13%) and the U.K. (-12%) held up best. Among the 11 sectors, information technology and consumer discretionary (-37% each) fared worst. Communication services (-34%) also trailed the broader market. In contrast, energy gained 2% amid high prices for oil and natural gas. The defensive-oriented utilities (-16%) sector also outperformed, as did financials and consumer staples (-18% each).
Comments from the Geode Capital Management, LLC, passive equity index team:
For the fiscal year ending October 31, 2022, the fund returned -30.31%, roughly in line with the -30.15% result of the benchmark MSCI EAFE Small Cap Index (Net MA). (The fund's relative performance was affected by differing methodologies (fund versus index) for valuing certain foreign stocks and for incorporating foreign exchange rates, which differ from those used by the index, as well as by local tax laws or regulations, which vary by country.) By region, Europe ex U.K., the fund's largest regional allocation, returned -34% and detracted most, followed by the second-largest weighting, Japan (-25%). By sector, stocks in the heavily weighted industrials category returned about -27% and detracted most, followed by consumer discretionary, which returned approximately -36%. Information technology (-38%), real estate (-33%), health care (-41%), financials (-23%), materials (-24%), consumer staples (-31%), communication services (-37%) and utilities (-20%) all hurt performance. Energy was the only sector to post a positive result, gaining 12%. Turning to individual stocks, the biggest individual detractor was Samhallsbyggnadsbolaget i Norden (-79%), from the real estate sector. Intermediate Capital (-57%), within the diversified financials industry, and Dechra Pharmaceuticals (-56%) and Evotec SE (-60%) - both in the pharmaceuticals, biotechnology & life sciences category - were also among the largest detractors. B&M European Value Retail (-54%) also hurt the fund's result. In contrast, the top contributor was Rheinmetall AG (+111%), from the capital goods group, followed by Whitehaven Coal (+215%), within the energy sector. Among other top contributors, Pilbara Minerals advanced 99%, and Mitsui Osk Lines, within the transportation group, rose 29%.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Investment Summary October 31, 2022 (Unaudited)
Top Holdings (% of Fund's net assets)

Pilbara Minerals Ltd. (Australia, Metals & Mining)	0.4
Bank of Ireland Group PLC (Ireland, Banks)	0.3
IGO Ltd. (Australia, Metals & Mining)	0.3
Atlas Arteria Ltd. unit (Australia, Transportation Infrastructure)	0.3
ASR Nederland NV (Netherlands, Insurance)	0.3
Trelleborg AB (B Shares) (Sweden, Machinery)	0.3
Allkem Ltd. (Australia, Metals & Mining)	0.2
Whitehaven Coal Ltd. (Australia, Oil, Gas & Consumable Fuels)	0.2
Centrica PLC (United Kingdom, Multi-Utilities)	0.2
OZ Minerals Ltd. (Australia, Metals & Mining)	0.2
2.7

Market Sectors (% of Fund's net assets)

Industrials	22.1
Consumer Discretionary	11.7
Financials	11.6
Real Estate	11.6
Materials	9.3
Information Technology	8.6
Health Care	7.0
Consumer Staples	6.2
Communication Services	3.9
Utilities	3.1
Energy	2.9

Asset Allocation (% of Fund's net assets)

Foreign investments - 97.8%

Geographic Diversification (% of Fund's net assets)

*    Includes Short-Term investments and Net Other Assets (Liabilities).
Percentages are based on country or territory of incorporation and are adjusted for the effect of futures contracts, if applicable.

Schedule of Investments October 31, 2022
Showing Percentage of Net Assets

Common Stocks - 97.7%
	Shares	Value ($)
Australia - 10.8%
29Metals Ltd.	78,181	92,516
Abacus Property Group unit	118,276	211,835
Accent Group Ltd.	111,004	105,085
Adbri Ltd.	107,220	108,019
AGL Energy Ltd.	199,021	866,939
Alkane Resources Ltd. (a)	113,829	49,875
Allkem Ltd. (a)	169,899	1,569,280
ALS Ltd.	135,898	994,447
Altium Ltd.	35,028	793,384
Alumina Ltd.	730,441	630,756
AMP Ltd. (a)	918,432	740,219
Ansell Ltd.	37,779	682,187
APM Human Services International ltd.	82,155	171,840
Appen Ltd.	33,031	53,666
ARB Corp. Ltd.	23,192	430,356
Arena (REIT) unit	102,945	258,786
Atlas Arteria Ltd. unit	429,425	1,810,152
Aub Group Ltd.	26,197	346,533
Aussie Broadband Ltd. (a)	53,141	79,540
Austal Ltd.	96,140	153,125
Australian Agricultural Co. Ltd. (a)	62,113	69,529
Australian Clinical Labs Ltd.	32,396	70,041
Australian Ethical Investment Ltd.	25,002	74,045
Australian Strategic Materials Ltd. (a)	27,209	34,373
AVZ Minerals Ltd. (a)(b)	776,046	387,190
Bank of Queensland Ltd.	190,552	897,085
Bapcor Ltd.	100,136	424,024
Beach Energy Ltd.	472,382	480,433
Bega Cheese Ltd.	84,840	174,200
Bellevue Gold Ltd. (a)	292,695	138,545
Bendigo & Adelaide Bank Ltd.	165,779	955,425
Betmakers Technology Group Ltd. (a)	188,539	33,165
Blackmores Ltd.	4,881	212,305
Boral Ltd.	115,284	212,375
Boss Energy Ltd. (a)	99,017	166,574
BrainChip Holdings Ltd. (a)	430,992	177,816
Breville Group Ltd.	28,798	365,650
Brickworks Ltd.	22,701	321,343
BWP Trust	141,981	370,538
Calix Ltd. (a)	38,639	100,592
Capricorn Metals Ltd. (a)	83,420	180,889
carsales.com Ltd.	98,483	1,280,051
Centuria Capital Group unit	146,373	157,762
Centuria Industrial REIT	168,622	326,813
Centuria Office REIT unit	115,401	111,093
Chalice Mining Ltd. (a)	94,529	258,188
Challenger Ltd.	171,228	768,872
Champion Iron Ltd.	99,246	297,099
Charter Hall Group unit	140,077	1,159,427
Charter Hall Long Wale REIT unit	181,394	504,725
Charter Hall Retail REIT	154,123	395,325
Charter Hall Social Infrastruc	98,694	219,060
City Chic Collective Ltd. (a)	63,992	53,417
Cleanaway Waste Management Ltd.	609,141	1,052,020
Clinuvel Pharmaceuticals Ltd.	11,807	147,724
Codan Ltd./Australia	29,347	72,647
Collins Foods Ltd.	33,133	199,219
Core Lithium Ltd. (a)	435,450	385,772
Corporate Travel Management Ltd.	35,608	397,908
Costa Group Holdings Ltd.	136,342	221,516
Credit Corp. Group Ltd.	19,928	236,838
Cromwell Property Group unit	423,853	189,782
CSR Ltd.	143,704	425,591
Data#3 Ltd.	43,923	193,858
De Grey Mining Ltd. (a)	357,043	242,086
Deterra Royalties Ltd.	124,782	326,451
Dexus Industria (REIT)	66,187	112,192
DGL Group Ltd. (a)	32,630	31,934
Dicker Data Ltd.	18,189	125,305
Domain Holdings Australia Ltd.	75,455	161,204
Downer EDI Ltd.	202,002	580,156
Eagers Automotive Ltd.	45,364	359,522
Eclipx Group Ltd. (a)	84,490	101,603
Elders Ltd.	46,237	384,481
EML Payments Ltd. (a)	104,591	27,095
EVT Ltd.	33,172	317,004
Firefinch Ltd. (a)(b)	325,521	41,644
Flight Centre Travel Group Ltd. (a)(c)	47,330	504,073
G8 Education Ltd.	228,142	140,823
GDI Property Group unit	145,446	73,497
Genworth Mortgage Insurance Ltd.	118,228	204,943
Gold Road Resources Ltd.	302,727	262,381
GrainCorp Ltd.	67,753	362,741
Grange Resources Ltd.	155,590	61,704
Growthpoint Properties Australia Ltd.	79,469	168,763
GUD Holdings Ltd.	42,020	216,100
GWA Group Ltd.	62,985	81,785
Hansen Technologies Ltd.	48,083	151,629
Harvey Norman Holdings Ltd.	165,809	441,208
Healius Ltd.	175,173	384,329
Home Consortium Ltd.	31,114	95,530
HomeCo Daily Needs (REIT) unit	428,265	350,643
HUB24 Ltd.	22,453	363,935
IGO Ltd.	201,702	1,972,696
Iluka Resources Ltd.	125,509	694,438
Imdex Ltd.	104,558	136,436
Imugene Ltd. (a)	1,477,790	165,422
Incitec Pivot Ltd.	574,902	1,379,010
Ingenia Communities Group unit	108,590	272,282
Inghams Group Ltd.	110,874	179,429
Insignia Financial Ltd.	189,575	381,974
Integral Diagnostics Ltd.	58,013	97,594
Invocare Ltd.	40,397	264,084
ioneer Ltd. (a)	433,093	153,751
IPH Ltd.	61,363	390,153
Iress Ltd.	53,223	345,548
JB Hi-Fi Ltd.	32,621	895,361
Jervois Global Ltd. (a)	386,482	121,134
Johns Lyng Group Ltd.	50,463	209,811
Judo Capital Holdings Ltd.	164,520	123,125
Jumbo Interactive Ltd.	15,756	137,468
Karoon Energy Ltd. (a)	164,761	223,425
Kelsian Group Ltd.	38,736	115,711
Kogan.Com Ltd. (a)(c)	25,092	52,805
Lake Resources NL (a)(c)	356,624	241,801
Leo Lithium Ltd.	247,737	98,248
Lifestyle Communities Ltd.	28,041	314,784
Link Administration Holdings Ltd.	151,585	332,577
Liontown Resources Ltd. (a)	486,447	586,529
Lovisa Holdings Ltd.	17,658	275,597
Lynas Rare Earths Ltd. (a)	267,197	1,423,702
MA Financial Group Ltd.	28,122	79,868
Maas Group Holdings Ltd.	26,313	38,375
Magellan Financial Group Ltd. (c)	41,185	261,596
Magellan Financial Group Ltd. warrants 4/16/27 (a)	5,527	1,096
Mayne Pharma Group Ltd.	444,232	76,721
McMillan Shakespeare Ltd.	20,623	172,809
Megaport Ltd. (a)	44,672	174,018
Mesoblast Ltd. (a)(c)	206,173	121,988
Metcash Ltd.	286,605	751,640
Mincor Resources NL (a)	108,752	93,215
Monadelphous Group Ltd.	26,574	232,533
Mount Gibson Iron Ltd.	176,246	42,276
Nanosonics Ltd. (a)	76,450	200,984
National Storage REIT unit	325,042	542,653
Nearmap Ltd. (a)	141,321	186,216
Neometals Ltd. (a)	136,685	96,611
Netwealth Group Ltd.	35,921	279,399
New Hope Corp. Ltd. (c)	147,646	533,596
NEXTDC Ltd. (a)	135,212	719,583
NIB Holdings Ltd.	135,469	577,974
Nick Scali Ltd.	19,111	123,099
Nickel Industries Ltd.	322,809	150,734
Nine Entertainment Co. Holdings Ltd.	428,721	564,917
Novonix Ltd. (a)(c)	86,857	148,896
NRW Holdings Ltd.	129,533	211,282
Nufarm Ltd.	112,244	399,909
Objective Corp. Ltd.	6,899	65,488
Omni Bridgeway Ltd. (a)	76,198	220,305
oOh!media Ltd.	141,609	114,584
Orora Ltd.	255,656	495,497
OZ Minerals Ltd.	99,114	1,532,336
Pact Group Holdings Ltd.	55,834	51,250
Paladin Energy Ltd. (Australia) (a)	793,483	431,419
Pendal Group Ltd.	101,857	319,900
Pepper Money Ltd.	51,004	46,490
Perenti Global Ltd.	188,851	115,967
Perpetual Trustees Australia Ltd. (c)	16,691	265,842
Perseus Mining Ltd. (Australia)	381,174	444,968
PEXA Group Ltd. (a)	29,098	287,936
Pilbara Minerals Ltd. (a)	705,099	2,295,673
Pinnacle Investment Management Group Ltd.	35,762	186,204
Platinum Asset Management Ltd.	157,375	180,190
PointsBet Holdings Ltd.	58,832	76,769
PointsBet Holdings Ltd. warrants 7/8/24 (a)(b)	2,964	0
PolyNovo Ltd. (a)	176,315	225,560
Premier Investments Ltd.	25,793	412,957
Pro Medicus Ltd.	13,904	496,446
PWR Holdings Ltd.	22,160	142,455
Qube Holdings Ltd.	501,819	873,089
Ramelius Resources Ltd.	263,154	123,720
Red 5 Ltd. (a)	633,717	64,857
Regis Resources Ltd.	222,891	217,423
Reliance Worldwide Corp. Ltd.	233,794	480,044
Rural Funds Group unit	114,446	186,674
Sandfire Resources NL	121,131	269,635
Sayona Mining Ltd. (a)(c)	1,952,133	293,440
Select Harvests Ltd.	35,797	121,357
Seven Group Holdings Ltd.	48,376	567,508
Seven West Media Ltd. (a)	280,310	84,271
SG Fleet Group Ltd.	34,721	44,641
Shopping Centres Australasia Property Group unit	339,146	590,062
Sigma Healthcare Ltd.	311,311	126,448
Silver Lake Resources Ltd. (a)	274,443	194,858
Sims Ltd.	49,603	387,723
SiteMinder Ltd.	64,968	128,826
Smartgroup Corp. Ltd.	37,359	117,572
Southern Cross Media Group Ltd.	76,842	47,432
St Barbara Ltd.	242,893	79,237
Steadfast Group Ltd.	289,028	935,476
Super Retail Group Ltd.	46,450	305,437
Syrah Resources Ltd. (a)	189,961	290,405
Tabcorp Holdings Ltd.	704,191	434,671
Tassal Group Ltd.	63,968	212,360
Technology One Ltd.	86,053	663,278
Telix Pharmaceuticals Ltd. (a)	64,658	286,614
Temple & Webster Group Ltd. (a)	26,676	95,555
The Star Entertainment Group Ltd. (a)	267,636	503,309
Tyro Payments Ltd. (a)	116,692	114,202
United Malt Group Ltd.	76,134	151,454
Ventia Services Group Pty Ltd.	75,732	134,184
Viva Energy Group Ltd. (d)	252,363	456,830
Vulcan Energy Resources Ltd. (a)(c)	25,259	123,116
Waypoint (REIT) unit	212,184	370,525
Webjet Ltd.	112,392	379,587
West African Resources Ltd. (a)	286,160	190,364
Westgold Resources Ltd.	140,473	65,593
Whitehaven Coal Ltd.	271,309	1,567,092
WorleyParsons Ltd.	93,082	849,634
Zip Co. Ltd. (a)(c)	172,861	67,448
TOTAL AUSTRALIA		71,695,215
Austria - 1.0%
Agrana Beteiligungs AG	3,755	50,839
Andritz AG	20,054	932,652
AT&S Austria Technologie & Systemtechnik AG	7,499	231,590
BAWAG Group AG (d)	24,998	1,208,533
CA Immobilien Anlagen AG	12,669	400,018
DO & CO Restaurants & Catering AG (a)	2,035	160,083
EVN AG	10,732	178,603
FACC AG (a)	6,183	39,717
Immofinanz AG (b)	25,803	0
Immofinanz AG	9,947	117,372
Kontron AG (c)	12,832	185,780
Lenzing AG (c)	3,968	189,795
Oesterreichische Post AG (c)	10,123	288,617
Palfinger AG	4,577	105,843
PORR AG	5,396	55,672
Raiffeisen International Bank-Holding AG	43,489	604,701
S IMMO AG	10,211	229,571
S IMMO AG rights (a)(b)	11,010	0
Schoeller-Bleckmann Oilfield Equipment AG	3,112	171,302
Semperit AG Holding (c)	3,003	59,354
Strabag SE	4,590	176,226
Telekom Austria AG	49,671	288,634
UNIQA Insurance Group AG	36,941	239,486
Vienna Insurance Group AG	11,477	256,900
Wienerberger AG	33,870	774,543
TOTAL AUSTRIA		6,945,831
Bailiwick of Guernsey - 0.2%
Balanced Commercial Property Trust Ltd.	218,632	209,357
Burford Capital Ltd.	54,941	444,195
Picton Property Income Ltd.	159,544	157,350
Regional REIT Ltd. (d)	122,595	93,915
Sirius Real Estate Ltd.	346,240	279,933
UK Commercial Property REIT Ltd.	233,023	163,011
TOTAL BAILIWICK OF GUERNSEY		1,347,761
Bailiwick of Jersey - 0.5%
Boohoo.Com PLC (a)	302,437	140,780
Breedon Group PLC	448,060	268,736
Centamin PLC	341,302	347,255
Genel Energy PLC	44,579	64,824
IWG PLC (a)	223,636	338,535
JTC PLC (d)	39,152	313,848
Man Group PLC	394,834	981,208
Petrofac Ltd. (a)	131,925	162,941
TP ICAP Group PLC	233,089	491,844
Yellow Cake PLC (a)(d)	51,983	255,506
TOTAL BAILIWICK OF JERSEY		3,365,477
Belgium - 1.4%
Ackermans & Van Haaren SA	6,893	961,174
Aedifica SA	10,719	817,784
Agfa-Gevaert NV (a)	40,599	122,573
Barco NV	20,262	437,723
Bekaert SA	10,696	298,083
Bpost SA	29,756	147,032
Cofinimmo SA	8,891	737,629
Colruyt NV	15,984	385,269
DEME Group NV (a)	2,268	252,376
Econocom Group SA	29,594	80,573
Euronav NV	52,035	906,598
Fagron NV	20,646	257,083
Galapagos NV (a)	13,573	619,066
Gimv NV	6,204	265,170
Immobel SA	1,364	55,806
Intervest Offices & Warehouses NV	6,255	135,684
Ion Beam Applications SA	6,298	87,883
KBC Ancora	10,488	372,924
Kinepolis Group NV (a)	4,080	153,863
Melexis NV	5,972	411,948
Mithra Pharmaceuticals SA (a)(c)	6,868	44,253
Montea SICAFI SCA	3,326	227,126
Ontex Group NV (a)	19,454	114,776
Orange Belgium (a)	4,453	75,428
Recticel SA	12,550	173,387
Retail Estates NV	2,951	173,813
Telenet Group Holding NV	13,556	206,711
Tessenderlo Group (a)	5,767	174,682
Van de Velde	1,806	56,934
VGP NV	2,905	220,483
Xior Student Housing NV (a)	6,857	192,789
TOTAL BELGIUM		9,166,623
Bermuda - 1.1%
Borr Drilling Ltd. (a)(c)	40,731	198,637
BW Energy Ltd. (a)	28,298	71,588
BW LPG Ltd. (d)	25,329	204,900
BW Offshore Ltd.	27,445	69,905
Cafe de Coral Holdings Ltd.	104,000	121,361
Chinese Estates Holdings Ltd. (a)	134,000	24,241
Chow Sang Sang Holdings International Ltd.	111,000	102,379
First Pacific Co. Ltd.	694,000	183,896
FLEX LNG Ltd.	8,796	273,285
Frontline Ltd. (c)	36,114	451,245
Golden Ocean Group Ltd.	38,577	316,894
Gulf Keystone Petroleum Ltd.	63,812	152,945
Hafnia Ltd.	36,959	190,552
Haitong International Securities Group Ltd.	679,700	49,356
Hiscox Ltd.	102,465	1,056,622
Johnson Electric Holdings Ltd.	108,000	111,307
K Wah International Holdings Ltd.	324,000	90,807
Kerry Logistics Network Ltd.	106,500	169,051
Kerry Properties Ltd.	171,500	271,354
Lancashire Holdings Ltd.	71,708	407,226
Luk Fook Holdings International Ltd.	105,000	228,201
Man Wah Holdings Ltd.	523,600	292,162
NWS Holdings Ltd.	461,000	327,119
Odfjell Drilling Ltd. (a)	27,925	73,062
Pacific Basin Shipping Ltd.	1,426,000	345,162
PAX Global Technology Ltd.	211,000	165,851
Realord Group Holdings Ltd. (a)(c)	128,000	150,182
Shangri-La Asia Ltd. (a)	320,000	176,925
SmarTone Telecommunications Holdings Ltd.	98,000	48,440
Stolt-Nielsen SA	5,151	123,620
Theme International Holdings Ltd. (a)	1,400,000	133,764
United Energy Group Ltd.	2,336,000	226,171
Vtech Holdings Ltd.	47,900	254,766
Yue Yuen Industrial (Holdings) Ltd.	238,000	241,952
TOTAL BERMUDA		7,304,928
British Virgin Islands - 0.0%
E-Commodities Holdings Ltd.	378,000	50,081
Cayman Islands - 0.6%
Apollo Future Mobility Group Ltd. (a)	1,060,000	28,358
ASMPT Ltd.	91,800	505,215
C-Mer Eye Care Holdings Ltd. (a)	168,000	69,557
Citychamp Watch & Jewel Gr Ltd. (a)	394,000	51,197
CK Life Sciences International Holding, Inc.	850,000	63,888
Comba Telecom Systems Holdings Ltd.	582,000	81,558
Cowell e Holdings, Inc. (a)	86,000	105,177
Crystal International Group Ltd. (d)	180,500	45,989
EC Healthcare	140,000	72,233
Far East Consortium International Ltd.	355,377	80,133
Fosun Tourism Group (a)(d)	74,000	64,576
Health & Happiness H&H International Holdings Ltd.	68,000	64,105
HKBN Ltd.	252,000	170,148
Hutchison Telecommunications Hong Kong Holdings Ltd.	432,000	57,236
IGG, Inc. (a)	230,000	59,773
Lifestyle International Holdings Ltd. (a)	133,000	78,787
LK Technology Holdings Ltd. (c)	162,500	147,188
MECOM Power & Construction Ltd.	320,500	65,328
Melco Crown Entertainment Ltd. sponsored ADR (a)(c)	62,949	344,331
MGM China Holdings Ltd. (a)	281,600	113,363
OCI International Holdings Ltd. (a)	152,000	30,982
Pacific Textile Holdings Ltd.	273,000	81,382
Perfect Shape (PRC) Holdings Ltd.	110,931	39,287
Sa Sa International Holdings Ltd. (a)	312,000	32,990
Sapiens International Corp. NV	9,812	192,933
Stella International Holdings Ltd.	154,000	149,102
Sunevision Holdings Ltd.	210,000	111,292
Texhong Textile Group Ltd.	82,000	52,858
The United Laboratories International Holdings Ltd.	296,000	124,062
Value Partners Group Ltd.	275,000	65,512
Vesync Co. Ltd.	68,000	18,105
Viva China Holdings Ltd. (a)	1,144,000	142,824
Vobile Group Ltd. (a)	442,000	105,296
VSTECS Holdings Ltd.	198,000	95,095
Wynn Macau Ltd. (a)	465,600	185,655
TOTAL CAYMAN ISLANDS		3,695,515
Cyprus - 0.0%
Atalaya Mining PLC	33,495	106,017
Denmark - 1.8%
ALK-Abello A/S (a)	38,936	644,945
Alm. Brand A/S	249,881	341,608
Ambu A/S Series B (c)	49,564	554,958
Bavarian Nordic A/S (a)	20,864	664,609
Better Collective A/S (a)	9,024	117,283
cBrain A/S	3,226	70,692
Chemometec A/S	4,890	461,137
D/S Norden A/S	6,591	341,872
DFDS A/S	10,390	315,521
FLSmidth & Co. A/S	15,311	354,106
H Lundbeck A/S	82,256	307,547
H Lundbeck A/S Class A (a)	20,564	69,872
ISS A/S (a)	46,671	856,695
Jyske Bank A/S (Reg.) (a)	15,302	826,202
Matas A/S	10,790	103,256
Netcompany Group A/S (a)(d)	11,826	405,904
Nilfisk Holding A/S (a)	3,528	65,556
NKT A/S (a)	12,072	603,095
NTG Nordic Transport Group A/S (a)	2,338	76,027
Per Aarsleff Holding A/S	5,406	151,038
Ringkjoebing Landbobank A/S	8,088	880,262
Royal Unibrew A/S	14,828	846,859
Scandinavian Tobacco Group A/S (d)	16,814	281,859
Schouw & Co.	3,736	237,024
SimCorp A/S	11,985	715,826
Solar Holding A/S	1,628	122,733
Spar Nord Bank A/S	25,303	306,284
Sydbank A/S	17,552	534,879
Topdanmark A/S	13,297	614,172
Trifork Holding AG	3,775	74,755
Zealand Pharma A/S (a)	12,978	334,514
TOTAL DENMARK		12,281,090
Faroe Islands - 0.1%
Bakkafrost	14,868	742,960
Finland - 1.5%
Aktia Bank Oyj (A Shares)	16,170	160,759
Anora Group Oyj	11,413	79,178
Cargotec Corp. (B Shares)	11,386	428,484
Caverion Oyj	28,522	126,700
Citycon Oyj	24,991	155,717
F-Secure Corp. (a)	30,885	87,293
Finnair Oyj (a)(c)	187,718	79,585
Harvia Oyj	4,731	67,139
Huhtamaki Oyj	28,655	1,029,370
Kamux Corp. (c)	9,489	45,931
Kemira Oyj	32,531	429,507
Kempower OYJ	4,888	98,785
Kojamo OYJ	40,281	524,267
Konecranes Oyj	17,565	441,950
Marimekko Oyj	7,798	70,359
Metsa Board OYJ (B Shares)	52,678	396,169
Metso Outotec Oyj	196,080	1,488,588
Musti Group OYJ	9,486	178,304
Nokian Tyres PLC	38,938	439,062
Oriola-KD Oyj	30,130	54,669
Outokumpu Oyj (A Shares)	108,204	434,467
Puuilo Oyj	15,537	78,308
Qt Group Oyj (a)(c)	4,846	207,175
Remedy Entertainment Oyj (c)	2,475	46,472
Revenio Group Oyj	7,082	263,574
Rovio Entertainment OYJ (d)	12,072	68,837
Sanoma Corp.	21,598	253,142
Spinnova Oyj (a)	4,861	18,956
Talenom OYJ	9,016	80,191
TietoEVRY Oyj	26,410	630,046
Tokmanni Group Corp.	14,967	181,044
Uponor Oyj	16,416	218,039
Valmet Corp.	48,950	1,114,073
Withsecure Oyj (a)	32,897	53,187
YIT OYJ	40,694	102,068
TOTAL FINLAND		10,131,395
France - 3.3%
AB Science SA (a)	7,464	67,419
ABC Arbitrage SA	10,526	68,031
Air France KLM (Reg.) (a)	341,000	448,707
Akwel	2,255	32,759
ALD SA (d)	30,138	321,666
Altarea SCA	1,209	161,058
ALTEN	8,604	1,005,893
Antin Infrastructure Partners SA	10,400	226,317
Aramis Group SAS (a)(c)(d)	6,419	29,498
Atos SE (a)(c)	29,525	288,279
Aubay	2,190	95,877
Believe SA (a)	5,489	50,231
Beneteau SA	10,905	120,916
BIC SA	7,336	421,214
Boiron SA	1,347	61,500
Bonduelle SCA	3,810	44,279
Carmila SA	17,296	242,034
Casino Guichard Perrachon SA (a)(c)	12,934	124,497
CGG SA (a)	212,437	180,339
Chargeurs SA	5,023	66,418
Coface SA	31,389	349,597
Compagnie des Alpes (a)	5,883	72,557
Compagnie Plastic Omnium SA	17,529	245,814
Derichebourg	28,598	124,974
Elior SA (a)(d)	38,282	85,122
Elis SA	55,958	642,039
Equasens (c)	1,388	97,527
Eramet SA	2,961	194,154
Esker SA	1,583	207,909
Etablissements Maurel & Prom	17,622	79,238
Euroapi SASU (a)	15,481	270,871
Eutelsat Communications (c)	51,347	515,556
Faurecia SA (a)(c)	46,598	696,283
Fnac Darty SA	4,812	148,751
Gaztransport et Technigaz SA	7,687	894,129
Groupe Guillin SA	2,288	40,791
ICADE	10,142	377,460
ID Logistics Group (a)	766	205,904
Imerys SA	10,134	415,219
Interparfums SA	5,641	272,046
Ipsos SA	11,841	573,392
JCDecaux SA (a)	19,040	240,284
Kaufman & Broad SA	3,758	91,361
Korian SA	22,047	208,293
LISI	5,742	113,377
LNA Sante SA	1,520	44,313
Maisons du Monde SA (d)	8,668	84,976
Manitou BF SA	2,882	58,814
McPhy Energy SA (a)(c)	6,238	70,894
Mercialys SA	22,378	193,838
Mersen SA	5,256	170,371
Metropole Television SA	7,708	79,755
Neoen SA (d)	14,289	498,757
Nexans SA	7,131	666,666
Nexity	11,706	234,608
Orpea (a)(c)	16,240	131,796
Peugeot Invest	1,478	121,817
Quadient SA	10,341	145,526
Rexel SA	72,036	1,288,887
Rubis SCA	27,416	623,159
SCOR SE	45,357	682,446
SES-imagotag SA (a)	1,408	160,017
SMCP S.A.S. (a)(d)	12,642	79,521
Soitec SA (a)	7,720	991,426
Somfy SA	2,206	235,013
Sopra Steria Group	4,482	593,531
SPIE SA	38,841	908,948
Technicolor Creative Studios (a)	59,723	93,077
Television Francaise 1 SA	12,603	79,961
Trigano SA	2,598	265,990
Vallourec SA (a)	26,990	287,400
Valneva SE (a)(c)	25,491	172,461
Vantiva SA (a)	59,723	44,414
Verallia SA (d)	21,985	623,121
Vicat SA	5,351	122,685
Vilmorin & Cie	1,692	74,995
Virbac SA	1,250	306,358
Voltalia SA (a)	8,537	162,659
Waga Energy SA	1,518	44,405
Wavestone	2,388	102,893
X-Fab Silicon Foundries SE (a)(d)	17,335	89,854
TOTAL FRANCE		21,754,932
Germany - 4.0%
1&1 AG	13,330	175,733
Aareal Bank AG (a)	17,796	562,781
About You Holding AG (a)(c)	11,201	54,738
Adesso AG	948	93,873
Aixtron AG	33,524	824,608
Amadeus Fire AG	1,677	169,376
ATOSS Software AG	1,185	144,511
AURELIUS AG	8,488	179,677
Aurubis AG	9,316	588,482
Auto1 Group SE (a)(d)	25,577	172,259
Basler AG (c)	3,309	89,928
BayWa AG	4,132	186,409
Befesa SA (d)	11,826	410,683
Bertrandt AG (c)	1,643	48,954
Bike24 Holding AG (a)(c)	6,129	17,777
Bilfinger Berger AG	9,058	252,434
Borussia Dortmund GmbH & Co. KGaA (a)(c)	23,118	85,674
CANCOM AG	11,394	281,953
CECONOMY AG (c)	47,326	77,124
Cewe Stiftung & Co. KGAA	1,672	131,032
CompuGroup Medical AG	7,946	251,284
CropEnergies AG	7,806	124,508
CTS Eventim AG (a)	17,044	814,226
Datagroup AG	1,251	68,120
Dermapharm Holding SE	5,640	214,589
Deutsche Beteiligungs AG (c)	4,239	107,453
Deutsche EuroShop AG (c)	3,652	78,317
Deutsche Pfandbriefbank AG (d)	40,153	299,395
Deutz AG	34,488	130,333
DIC Asset AG	12,336	85,094
Draegerwerk AG & Co. KGaA	811	29,294
Duerr AG	15,345	406,111
Eckert & Ziegler Strahlen-und Medizintechnik AG	4,430	175,293
ELMOS Semiconductor AG	2,351	107,456
ElringKlinger AG	8,477	60,694
Encavis AG	35,576	662,728
Energiekontor AG	1,879	166,937
Evotec OAI AG (a)	41,859	799,007
Fielmann AG	7,452	237,577
Flatex AG (a)(c)	19,686	172,330
Fraport AG Frankfurt Airport Services Worldwide (a)	10,959	422,812
Freenet AG	36,080	709,912
Gerresheimer AG	9,302	533,177
GFT Technologies AG	5,018	163,896
Global Fashion Group SA (a)	28,277	47,674
Grenkeleasing AG	8,335	170,013
Hamborner (REIT) AG	20,880	148,982
Hamburger Hafen und Logistik AG (c)	7,866	92,195
Heidelberger Druckmaschinen AG (a)	77,523	107,104
Hensoldt AG	10,825	254,608
Hochtief AG	7,327	389,561
Hornbach Holding AG & Co. KGaA	2,599	177,224
Hugo Boss AG	16,733	771,257
Hypoport AG (a)	1,146	112,121
INDUS Holding AG	6,016	118,787
Instone Real Estate Group BV (c)(d)	14,035	102,223
Jenoptik AG	15,274	335,400
JOST Werke AG (d)	4,029	172,008
K+S AG	56,634	1,251,457
Kloeckner & Co. AG (c)	22,244	174,432
Krones AG	4,206	389,679
KWS Saat AG	3,481	202,278
Lanxess AG	24,264	821,277
MBB SE	618	51,730
Medios AG (a)(c)	4,230	78,088
Metro Wholesale & Food Specialist AG (a)	37,692	287,936
MLP SE	21,475	99,747
Morphosys AG (a)(c)	10,203	193,142
Nagarro SE (a)(c)	2,440	243,062
Nordex SE (a)(c)	36,975	345,600
NORMA Group AG	9,522	151,032
Northern Data AG (a)	1,407	10,435
OHB SE	1,543	43,306
Patrizia Immobilien AG	13,792	101,270
Pfeiffer Vacuum Technology AG	1,040	146,973
PNE AG	10,273	195,533
ProSiebenSat.1 Media AG	51,689	351,442
PVA TePla AG (a)(c)	5,872	98,651
Salzgitter AG (c)	8,863	198,301
Schaeffler AG (c)	37,116	190,919
secunet Security Network AG (c)	486	106,624
SGL Carbon AG (a)(c)	18,300	129,941
Shop Apotheke Europe NV (a)(d)	4,302	178,348
Siltronic AG	4,437	276,466
Sixt SE	4,077	382,764
SMA Solar Technology AG (a)(c)	3,074	148,978
Software AG (Bearer) (c)	15,334	336,112
Stabilus Se	7,294	400,421
Steico AG	1,692	74,409
STRATEC Biomedical Systems AG	2,310	193,815
Stroeer SE & Co. KGaA	10,054	409,954
Suedzucker AG (Bearer)	21,384	272,612
Synlab AG	19,911	256,392
TAG Immobilien AG	52,041	326,320
Takkt AG	9,771	126,496
TeamViewer AG (a)(d)	44,613	429,160
Thyssenkrupp AG (a)	138,061	727,492
TUI AG (GB) (a)(c)	343,300	518,892
Varta AG (c)	5,382	144,511
VERBIO Vereinigte BioEnergie AG	6,539	515,035
Vitesco Technologies Group AG (a)	5,861	313,934
Vossloh AG	2,656	95,542
Wacker Construction Equipment AG	8,421	132,903
Wuestenrot & Wuerttembergische AG	7,139	100,747
ZEAL Network SE	4,021	101,529
TOTAL GERMANY		26,693,393
Gibraltar - 0.0%
888 Holdings PLC	112,138	119,341
Hong Kong - 0.6%
Bank of East Asia Ltd.	394,602	378,030
Champion (REIT)	795,000	238,004
CITIC 1616 Holdings Ltd.	485,000	143,344
Dah Sing Banking Group Ltd.	117,600	70,114
Dah Sing Financial Holdings Ltd.	46,000	91,066
Fortune (REIT)	440,000	280,828
Guotai Junan International Holdings Ltd.	858,000	61,210
Hang Lung Group Ltd.	243,000	315,140
Hong Kong Television Network Ltd.	165,000	86,182
Hysan Development Co. Ltd.	183,000	399,121
MECOM Power & Construction Ltd. warrants 5/24/23 (a)	22,700	226
Melco International Development Ltd. (a)	202,000	105,508
Nissin Foods Co. Ltd.	76,000	60,996
PCCW Ltd.	1,258,000	480,786
Prosperity (REIT)	383,000	80,995
Shun Tak Holdings Ltd. (a)	400,000	51,977
SJM Holdings Ltd. (a)	884,000	275,910
Sun Hung Kai & Co. Ltd.	171,000	59,689
Sunlight (REIT)	300,000	95,546
Vitasoy International Holdings Ltd. (a)	254,000	433,599
Zensun Enterprises Ltd. (a)	170,000	25,122
TOTAL HONG KONG		3,733,393
Ireland - 0.8%
AIB Group PLC	239,045	692,172
Bank of Ireland Group PLC	301,632	2,174,849
C&C Group PLC (United Kingdom) (a)	116,808	219,017
Cairn Homes PLC	201,035	194,699
Dalata Hotel Group PLC (a)	59,656	191,309
Glanbia PLC	57,591	665,328
Glenveagh Properties PLC (a)(d)	191,351	187,212
Grafton Group PLC unit	67,351	532,943
Greencore Group PLC (a)	157,219	120,800
Irish Residential Properties REIT PLC	133,789	144,645
Origin Enterprises PLC	34,816	129,026
Uniphar PLC	68,254	236,082
TOTAL IRELAND		5,488,082
Isle of Man - 0.1%
Kape Technologies PLC (a)	47,264	119,245
Playtech Ltd. (a)	67,831	403,723
Strix Group PLC (c)	61,822	76,569
TOTAL ISLE OF MAN		599,537
Israel - 3.1%
AFI Properties Ltd.	1,778	53,337
Africa Israel Residences Ltd.	1,854	74,505
Airport City Ltd. (a)	20,388	337,824
Alony Hetz Properties & Investments Ltd.	43,798	514,388
Altshuler Shaham Finance Ltd.	20,122	46,320
Amot Investments Ltd.	69,267	419,497
Arad Investment & Industrial Development Ltd.	932	119,535
Ashtrom Group Ltd.	12,079	263,044
AudioCodes Ltd.	7,703	157,306
Azorim Investment Development & Construction Co. Ltd.	25,193	87,766
Big Shopping Centers Ltd.	3,529	396,089
Blue Square Real Estate Ltd.	1,428	94,929
Camtek Ltd. (a)	8,392	189,925
Cellcom Israel Ltd. (Israel) (a)	26,851	134,652
Cellebrite DI Ltd. (a)(c)	11,167	53,937
Clal Insurance Enterprises Holdings Ltd. (a)	18,588	320,939
Cognyte Software Ltd. (a)	19,869	54,044
Danel Adir Yeoshua Ltd.	1,614	187,273
Danya Cebus Ltd.	2,377	56,708
Delek Automotive Systems Ltd.	15,290	197,013
Delek Group Ltd. (a)	2,707	414,146
Delta Galil Industries Ltd.	3,443	155,900
Doral Group Renewable Energy Resources Ltd. (a)	26,332	80,705
Elco Ltd.	2,851	164,595
Electra Consumer Products 1970 Ltd.	3,592	124,526
Electra Israel Ltd.	621	361,593
Electra Real Estate Ltd.	7,585	93,268
Electreon Wireless Ltd. (a)	1,188	17,980
Energix-Renewable Energies Ltd.	69,416	242,810
Enlight Renewable Energy Ltd. (a)	283,406	574,664
Equital Ltd. (a)	6,455	199,118
Fattal Holdings 1998 Ltd. (a)	1,846	187,810
FIBI Holdings Ltd.	5,163	243,572
First International Bank of Israel	16,307	704,696
Formula Systems (1985) Ltd.	2,939	238,710
Fox Wizel Ltd.	2,412	294,200
G City Ltd.	24,510	79,213
Gilat Satellite Networks Ltd. (a)	13,173	78,996
Harel Insurance Investments and Financial Services Ltd.	34,499	332,342
Hilan Ltd.	4,381	229,616
IDI Insurance Co. Ltd.	2,362	63,068
InMode Ltd. (a)	20,889	716,910
Isracard Ltd.	59,582	176,374
Israel Canada T.R Ltd.	39,175	113,083
Israel Corp. Ltd. (Class A)	1,139	493,501
Israel Land Development - Urban Renewal Ltd.	4,948	64,343
Isras Investment Co. Ltd.	554	104,339
Ituran Location & Control Ltd.	4,710	112,946
Kornit Digital Ltd. (a)	14,737	393,773
M Yochananof & Sons Ltd.	1,497	88,120
Magic Software Enterprises Ltd.	8,079	125,705
Malam Team Ltd.	2,251	51,211
Matrix IT Ltd.	10,204	220,249
Maytronics Ltd.	14,523	156,757
Mega Or Holdings Ltd.	7,055	205,248
Melisron Ltd.	7,012	520,708
Menora Mivtachim Holdings Ltd. (a)	7,534	153,514
Migdal Insurance & Financial Holdings Ltd.	123,318	147,938
Mivne Real Estate KD Ltd.	177,812	553,532
Nano Dimension Ltd. ADR (a)(c)	76,543	189,827
Naphtha Israel Petroleum Corp. Ltd.	9,667	50,065
Nayax Ltd. (a)	2,415	60,143
Neto Malinda Trading Ltd. (a)	3,416	114,945
Nova Ltd. (a)	8,484	623,056
Oil Refineries Ltd.	615,526	229,589
One Software Technologies Ltd.	11,725	162,426
OPC Energy Ltd. (a)	26,915	331,339
OY Nofar Energy Ltd. (a)	4,480	118,455
Partner Communications Co. Ltd. (a)	40,753	307,359
Paz Oil Co. Ltd. (a)	2,989	357,220
Perion Network Ltd. (a)	11,636	266,503
Plus500 Ltd.	29,512	610,891
Prashkovsky Investments & Construction Ltd.	2,189	52,620
Property & Building Corp. Ltd. (a)	870	64,532
RADA Electronic Industries Ltd. (a)	12,547	144,291
Radware Ltd. (a)	12,243	281,834
Rami Levi Chain Stores Hashikma Marketing 2006 Ltd.	2,670	185,277
Reit 1 Ltd.	54,734	287,336
Retailors Ltd.	3,544	68,201
Sella Capital Real Estate Ltd.	61,413	158,019
Shapir Engineering and Industry Ltd.	42,154	347,391
Shikun & Binui Ltd. (a)	73,908	293,453
Shufersal Ltd.	78,551	536,411
Similarweb Ltd. (a)(c)	5,733	35,774
Sisram Medical Ltd. (d)	41,600	30,314
Strauss Group Ltd.	15,442	386,667
Summit Real Estate Holdings Ltd.	11,010	153,674
Taboola.com Ltd. (a)(c)	18,044	31,757
Tadiran Group Ltd.	1,015	137,677
Taro Pharmaceutical Industries Ltd. (a)	2,779	83,175
The Phoenix Holdings Ltd.	44,471	482,145
Tremor International Ltd. (a)	27,672	108,432
YH Dimri Construction & Development Ltd.	2,231	135,746
TOTAL ISRAEL		20,465,354
Italy - 2.9%
A2A SpA	463,790	514,258
ACEA SpA	12,439	156,734
Anima Holding SpA (d)	69,006	213,860
Antares Vision SpA (a)	7,983	67,768
Arnoldo Mondadori Editore SpA	38,243	64,476
Ascopiave SpA	17,847	42,241
Autogrill SpA (a)	56,812	355,394
Azimut Holding SpA	31,782	511,960
Banca Generali SpA	17,292	517,108
Banca IFIS SpA	7,992	94,382
Banca Mediolanum S.p.A.	65,920	493,802
Banca Monte dei Paschi di Siena SpA (a)(c)	88,973	167,924
Banca Popolare di Sondrio SCARL	133,917	480,407
Banco BPM SpA	424,198	1,283,213
BFF Bank SpA (d)	46,378	327,248
Biesse SpA	3,985	48,006
BPER Banca	313,375	579,900
Brembo SpA	44,818	468,603
Brunello Cucinelli SpA	10,042	582,043
Buzzi Unicem SpA	28,465	472,452
Carel Industries SpA (d)	11,736	255,738
CIR SpA (a)	234,875	99,229
Credito Emiliano SpA	25,233	149,619
Danieli & C. Officine Meccaniche SpA	2,533	51,692
Datalogic SpA	6,137	46,700
De'Longhi SpA	22,305	385,090
Digital Bros SpA	1,405	33,129
Digital Value SpA (a)	1,021	65,182
Dovalue SpA (d)	17,948	103,407
El.En. Group SpA	13,099	160,260
Enav SpA (d)	80,907	312,629
ERG SpA	17,752	556,828
Esprinet SpA	8,954	59,685
Fila SpA	7,802	53,201
Fincantieri SpA (a)(c)	151,397	76,979
Gruppo MutuiOnline SpA	7,749	171,538
GVS SpA (a)(d)	20,781	106,586
Hera SpA	242,689	578,488
Illimity Bank SpA (a)	16,740	113,818
Immobiliare Grande Distribuzione SpA	17,080	49,203
Interpump Group SpA	20,934	810,557
Iren SpA	211,791	314,791
Italgas SpA	143,842	741,322
Italmobiliare SpA	4,452	113,732
Iveco Group NV (a)	59,932	323,976
Juventus Football Club SpA (a)(c)	300,240	81,893
Leonardo SpA	119,585	961,039
Maire Tecnimont SpA (c)	43,453	134,925
MARR SpA	9,814	103,388
OVS (d)	64,985	121,379
Pharmanutra SpA	994	66,601
Piaggio & C SpA	48,187	123,814
Pirelli & C. SpA (d)	101,835	384,238
Rai Way SpA (d)	28,155	134,892
Reply SpA	6,636	722,039
Safilo Group SpA (a)	66,033	93,187
Saipem SpA (a)(c)	332,820	323,647
Salcef Group SpA	7,421	116,754
Salvatore Ferragamo Italia SpA	15,090	221,901
Sanlorenzo SpA	3,611	115,800
Saras SpA (a)	170,109	205,599
Seco SpA (a)(c)	10,099	57,088
Sesa SpA	2,281	247,286
SOL SpA	10,851	195,168
Tamburi Investment Partners SpA	33,131	233,121
Technogym SpA (d)	41,943	288,493
Technoprobe SpA	36,712	252,513
Tinexta SpA	6,272	126,445
Tod's SpA (a)	2,997	93,474
Unipol Gruppo SpA	116,992	503,629
Webuild SpA (c)	119,274	162,310
Webuild SpA warrants 8/2/30 (a)(b)	6,588	5,612
Wiit SpA	3,444	52,380
Zignago Vetro SpA	9,165	115,390
TOTAL ITALY		19,419,163
Japan - 30.6%
77 Bank Ltd.	15,600	188,948
ABC-MART, Inc.	9,800	436,962
Activia Properties, Inc.	206	610,263
Adastria Co. Ltd.	6,500	88,389
Adeka Corp.	22,900	342,819
Advance Logistics Investment Corp.	161	157,432
Advance Residence Investment Corp.	390	907,495
Aeon (REIT) Investment Corp.	483	519,722
Aeon Delight Co. Ltd.	6,400	128,004
AEON Financial Service Co. Ltd.	32,100	314,319
Aeon Hokkaido Corp.	6,000	47,453
AEON MALL Co. Ltd.	30,400	330,588
Ai Holdings Corp.	10,100	149,705
Aica Kogyo Co. Ltd.	15,000	322,808
Aichi Corp.	8,300	44,097
Aida Engineering Ltd.	13,400	77,952
Aiful Corp.	94,000	256,027
Ain Holdings, Inc.	7,300	306,836
Air Water, Inc.	54,400	608,408
Airtrip Corp.	3,900	64,993
Alfresa Holdings Corp.	55,600	639,777
Alpen Co. Ltd.	4,500	61,283
Alpha Systems, Inc.	1,800	52,053
Alps Alpine Co. Ltd.	58,500	503,581
Amada Co. Ltd.	101,100	711,871
Amano Corp.	16,000	274,064
Amvis Holdings, Inc.	7,200	139,792
AnGes MG, Inc. (a)(c)	45,500	49,877
Anicom Holdings, Inc.	21,800	87,232
Anritsu Corp.	41,400	417,355
Aoki International Co. Ltd.	10,600	51,255
Aozora Bank Ltd.	35,000	601,870
Appier Group, Inc. (a)	16,500	158,570
Arata Corp.	4,000	110,562
Arcland Sakamoto Co. Ltd.	8,000	79,357
Arcland Service Holdings Co. Ltd.	4,300	63,071
ARCS Co. Ltd.	11,800	157,444
Argo Graphics, Inc.	4,600	119,876
Ariake Japan Co. Ltd.	5,300	183,564
ARTERIA Networks Corp.	7,300	58,962
As One Corp.	8,600	367,840
Asahi Holdings, Inc.	22,300	284,796
Asics Corp.	47,700	732,686
ASKUL Corp.	11,900	124,446
Atom Corp. (a)(c)	33,800	179,576
Autobacs Seven Co. Ltd.	19,200	182,710
Avex, Inc.	9,300	104,261
Axial Retailing, Inc.	4,800	109,432
AZ-Com Maruwa Holdings, Inc.	11,600	110,387
Bank of Kyoto Ltd.	16,800	605,589
BayCurrent Consulting, Inc.	39,000	1,098,961
Belc Co. Ltd.	3,100	118,625
Bell System24 Holdings, Inc.	9,900	92,079
Belluna Co. Ltd.	14,700	70,883
Benefit One, Inc.	23,800	330,362
Benesse Holdings, Inc.	21,500	317,233
BeNext-Yumeshin Group Co.	17,700	214,026
Bengo4.Com, Inc. (a)(c)	2,300	49,188
Bic Camera, Inc.	27,500	213,978
Biprogy, Inc.	21,100	456,212
BML, Inc.	6,500	147,096
Bunka Shutter Co. Ltd.	13,800	99,211
Bushiroad, Inc.	7,800	46,739
C. Uyemura & Co. Ltd.	3,200	146,770
Calbee, Inc.	25,700	515,918
Canon Electronics, Inc.	5,600	59,165
Canon Marketing Japan, Inc.	13,600	287,192
Casio Computer Co. Ltd.	56,100	488,203
Cawachi Ltd.	3,500	48,512
CellSource Co. Ltd. (a)(c)	2,000	59,114
Central Glass Co. Ltd.	8,800	207,727
Change, Inc.	10,900	146,022
Chiyoda Corp. (a)	46,100	114,401
Chofu Seisakusho Co. Ltd.	5,300	72,427
Chudenko Corp.	7,700	106,260
Chugin Financial Group, Inc.	42,900	258,505
Chugoku Electric Power Co., Inc.	80,100	376,003
Chugoku Marine Paints Ltd.	10,700	65,771
Ci Takiron Corp.	11,200	38,715
Citizen Watch Co. Ltd.	75,200	316,083
CKD Corp.	15,100	185,532
Coca-Cola West Co. Ltd.	39,300	355,218
COLOPL, Inc.	17,200	81,087
Colowide Co. Ltd.	22,000	270,016
Comforia Residential REIT, Inc.	190	403,141
COMSYS Holdings Corp.	33,400	548,075
Comture Corp.	6,700	109,222
CONEXIO Corp.	4,200	32,144
Cosmo Energy Holdings Co. Ltd.	22,600	581,358
Cosmos Pharmaceutical Corp.	5,900	571,371
CRE Logistics REIT, Inc.	158	217,403
Create Restaurants Holdings, Inc.	34,410	217,297
Create SD Holdings Co. Ltd.	8,000	170,550
Credit Saison Co. Ltd.	43,800	468,355
Curves Holdings Co. Ltd.	15,200	88,423
CYBERDYNE, Inc. (a)(c)	32,300	72,118
Cybozu, Inc.	7,000	89,633
Daicel Chemical Industries Ltd.	76,000	433,424
Daido Steel Co. Ltd.	7,600	197,290
Daihen Corp.	5,600	144,806
Daiho Corp.	2,100	59,599
Daiichikosho Co. Ltd.	11,300	324,496
Daiken Corp.	3,100	41,529
Daiki Aluminum Industry Co. Ltd.	6,900	59,536
Daikokutenbussan Co. Ltd.	1,500	45,798
Daio Paper Corp.	24,800	183,129
Daiseki Co. Ltd.	12,780	395,360
Daishi Hokuetsu Financial Group, Inc.	10,900	192,424
Daiwa Industries Ltd.	8,300	69,662
Daiwa Office Investment Corp.	94	443,781
Daiwa Securities Living Invest	554	429,951
Daiwabo Holdings Co. Ltd.	24,100	311,674
DCM Holdings Co. Ltd.	33,500	261,115
Demae-Can Co. Ltd. (a)	10,100	33,011
DeNA Co. Ltd.	24,900	325,034
Denka Co. Ltd.	22,300	516,652
Descente Ltd.	8,000	192,609
Dexerials Corp.	16,200	378,594
Dic Corp.	22,700	381,348
Digital Arts, Inc.	3,400	143,367
Digital Garage, Inc.	9,900	237,688
Dip Corp.	10,700	300,071
Direct Marketing MiX, Inc.	5,900	66,819
Dmg Mori Co. Ltd.	33,500	388,631
Doshisha Co. Ltd.	6,000	61,011
Doutor Nichires Holdings Co., Ltd.	8,600	96,009
Dowa Holdings Co. Ltd.	15,600	496,762
DTS Corp.	11,100	264,259
Duskin Co. Ltd.	12,000	230,162
Dydo Group Holdings, Inc.	2,400	73,278
Earth Corp.	4,600	159,319
Ebara Corp.	27,200	886,271
EDION Corp.	23,000	182,676
eGuarantee, Inc.	10,500	169,898
Eiken Chemical Co. Ltd.	9,600	118,664
Eizo Corp.	4,400	107,119
Elan Corp.	9,000	69,182
Elecom Co. Ltd.	15,200	141,067
Electric Power Development Co. Ltd.	43,300	602,202
EM Systems Co. Ltd.	9,800	64,984
en japan, Inc.	9,600	167,150
eRex Co. Ltd.	8,800	149,315
ES-Con Japan Ltd.	10,000	54,541
euglena Co. Ltd. (a)	28,300	169,577
Exedy Corp.	8,900	104,326
Exeo Group, Inc.	29,300	429,367
Ezaki Glico Co. Ltd.	14,100	317,190
Fancl Corp.	23,100	438,247
FCC Co. Ltd.	10,400	101,136
Ferrotec Holdings Corp.	12,500	212,011
Financial Products Group Co. Ltd.	18,600	145,353
Food & Life Companies Ltd.	32,600	550,075
FP Corp.	13,800	329,002
Freee KK (a)(c)	11,700	228,972
Frontier Real Estate Investment Corp.	144	508,423
Fuji Co. Ltd.	7,700	95,386
Fuji Corp.	21,600	285,879
Fuji Kyuko Co. Ltd.	6,500	201,083
Fuji Media Holdings, Inc.	13,600	94,664
Fuji Oil Holdings, Inc.	13,000	204,667
Fuji Seal International, Inc.	12,500	146,525
Fuji Soft ABC, Inc.	7,500	408,554
Fujicco Co. Ltd.	5,300	67,758
Fujikura Ltd.	70,000	414,271
Fujimi, Inc.	4,700	196,604
Fujimori Kogyo Co. Ltd.	4,200	87,844
Fujio Food Group, Inc.	4,400	41,309
Fujitec Co. Ltd.	18,800	373,990
Fujitsu General Ltd.	17,600	402,435
Fujiya Co. Ltd.	3,000	51,548
Fukui Computer Holdings, Inc.	3,500	81,795
Fukuoka (REIT) Investment Fund	187	218,321
Fukuoka Financial Group, Inc.	50,900	863,994
Fukushima Industries Corp.	3,600	99,143
Fukuyama Transporting Co. Ltd.	6,600	144,033
Fullcast Holdings Co. Ltd.	5,500	110,263
Funai Soken Holdings, Inc.	10,900	194,477
Furukawa Co. Ltd.	8,300	72,844
Furukawa Electric Co. Ltd.	19,600	302,644
Fuso Chemical Co. Ltd.	5,200	117,677
Future Corp.	12,800	144,016
Fuyo General Lease Co. Ltd.	4,900	272,195
G-7 Holdings, Inc.	6,400	61,463
G-Tekt Corp.	6,400	57,245
Genky DrugStores Co. Ltd.	2,300	58,701
Geo Holdings Corp.	6,700	87,684
Giken Ltd.	5,100	110,098
Global One Real Estate Investment Corp.	287	221,578
GLOBERIDE, Inc.	4,900	76,913
Glory Ltd.	14,300	220,710
GMO Financial Gate, Inc.	500	46,874
GMO Financial Holdings, Inc.	10,200	39,169
GMO GlobalSign Holdings KK	1,400	43,546
GMO Internet, Inc.	19,700	340,621
GNI Group Ltd. (a)	12,800	121,892
Goldcrest Co. Ltd.	4,400	51,784
GOLDWIN, Inc.	7,000	366,253
GREE, Inc. (c)	18,700	105,262
GS Yuasa Corp.	19,000	289,673
GungHo Online Entertainment, Inc.	13,600	201,492
Gunma Bank Ltd.	101,500	276,455
Gunze Ltd.	4,400	113,037
H.I.S. Co. Ltd. (a)(c)	15,500	214,631
H.U. Group Holdings, Inc.	15,400	286,883
H2O Retailing Corp.	24,200	203,437
Halows Co. Ltd.	2,800	56,284
Hamakyorex Co. Ltd.	4,500	100,625
Hankyu REIT, Inc.	176	182,634
Hanwa Co. Ltd.	10,100	244,527
Harmonic Drive Systems, Inc.	14,300	477,965
Haseko Corp.	71,200	733,571
Hazama Ando Corp.	47,900	278,003
Heiwa Corp.	16,100	259,861
Heiwa Real Estate (REIT), Inc.	268	277,742
Heiwa Real Estate Co. Ltd.	9,100	252,752
Heiwado Co. Ltd.	8,700	110,173
Hiday Hidaka Corp.	7,400	92,914
Hino Motors Ltd.	84,800	352,442
Hioki EE Corp.	2,700	128,922
Hirata Corp.	2,500	73,304
Hirogin Holdings, Inc.	73,400	302,594
Hisamitsu Pharmaceutical Co., Inc.	13,800	340,603
Hitachi Transport System Ltd.	12,400	741,356
Hitachi Zosen Corp.	47,600	274,982
Hogy Medical Co. Ltd.	7,700	170,887
Hokkaido Electric Power Co., Inc.	51,300	156,286
Hokkoku Financial Holdings, Inc.	6,800	207,620
Hokuetsu Corp.	36,300	188,464
Hokuhoku Financial Group, Inc.	35,500	213,198
Hokuriku Electric Power Co., Inc.	50,000	167,457
Hokuto Corp.	5,900	76,183
Horiba Ltd.	10,100	415,697
Hoshino Resorts REIT, Inc.	69	327,610
Hosiden Corp.	13,600	143,596
House Foods Group, Inc.	17,900	335,019
Hulic (REIT), Inc.	383	448,437
Ichibanya Co. Ltd.	4,200	129,648
Ichigo Real Estate Investment Corp.	361	203,691
Ichigo, Inc.	75,000	168,970
Idec Corp.	8,400	180,208
IDOM, Inc.	15,500	77,659
IHI Corp.	41,200	919,896
Iino Kaiun Kaisha Ltd.	22,600	112,624
Inaba Denki Sangyo Co. Ltd.	14,100	263,424
Inabata & Co. Ltd.	12,600	208,199
Inageya Co. Ltd.	6,000	45,476
Industrial & Infrastructure Fund Investment Corp.	582	614,506
Infocom Corp.	6,700	96,290
Infomart Corp.	58,000	188,399
Information Services Inter-Dentsu Ltd.	7,700	235,875
INFRONEER Holdings, Inc.	74,916	519,946
Insource Co. Ltd.	6,900	139,907
Internet Initiative Japan, Inc.	30,400	477,993
Invincible Investment Corp.	1,803	566,260
IR Japan Holdings Ltd. (c)	2,600	38,118
Iriso Electronics Co. Ltd.	5,900	171,411
Isetan Mitsukoshi Holdings Ltd.	99,700	885,060
Itochu Enex Co. Ltd.	13,700	94,254
Itochushokuhin Co. Ltd.	1,500	49,228
Itoham Yonekyu Holdings, Inc.	43,400	194,095
Iwatani Corp.	13,000	479,102
Iyogin Holdings, Inc.	66,400	311,247
Izumi Co. Ltd.	9,500	191,604
J-Oil Mills, Inc.	5,400	57,452
J. Front Retailing Co. Ltd.	71,900	581,215
JAC Recruitment Co. Ltd.	4,800	81,671
JACCS Co. Ltd.	6,300	152,951
JAFCO Co. Ltd.	19,800	304,001
Japan Airport Terminal Co. Ltd. (a)	17,900	768,029
Japan Aviation Electronics Industry Ltd.	13,800	215,220
Japan Display, Inc. (a)	267,000	89,781
Japan Elevator Service Holdings Co. Ltd.	18,500	218,723
Japan Excellent, Inc.	357	330,122
Japan Hotel REIT Investment Corp.	1,322	696,140
Japan Lifeline Co. Ltd.	17,600	118,837
Japan Logistics Fund, Inc.	249	533,350
Japan Material Co. Ltd.	20,100	265,215
Japan Petroleum Exploration Co. Ltd.	9,300	241,420
Japan Prime Realty Investment Corp.	251	681,116
Japan Pulp & Paper Co. Ltd.	3,100	95,693
Japan Securities Finance Co. Ltd.	27,100	162,387
Japan Steel Works Ltd.	17,600	363,967
Japan Wool Textile Co. Ltd./The	12,500	83,813
JCR Pharmaceuticals Co. Ltd.	19,200	286,008
Jcu Corp.	5,800	110,114
JDC Corp.	12,700	49,025
JEOL Ltd.	13,000	477,353
JGC Holdings Corp.	65,200	785,759
JINS Holdings, Inc.	3,900	117,502
JMDC, Inc.	7,500	266,821
Joshin Denki Co. Ltd.	4,900	63,106
Joyful Honda Co. Ltd.	15,000	182,992
JTEKT Corp.	60,100	424,392
JTOWER, Inc. (a)	2,600	105,787
Juroku Financial Group, Inc.	9,500	159,659
Justsystems Corp.	10,500	221,729
K's Holdings Corp.	46,600	365,416
Kadokawa Corp.	27,300	490,572
KAGA ELECTRONICS Co. Ltd.	4,700	139,551
Kagome Co. Ltd.	22,300	446,015
Kaken Pharmaceutical Co. Ltd.	8,900	227,745
Kameda Seika Co. Ltd.	4,000	123,609
Kamigumi Co. Ltd.	28,900	549,643
Kanamoto Co. Ltd.	9,200	132,900
Kandenko Co. Ltd.	29,800	167,543
Kaneka Corp.	13,900	344,941
Kanematsu Corp.	22,700	224,565
Kanematsu Electronics Ltd.	3,400	101,066
Kansai Paint Co. Ltd.	52,400	683,654
Kanto Denka Kogyo Co. Ltd.	11,900	76,028
Kappa Create Co. Ltd. (a)	7,100	67,087
Katakura Industries Co. Ltd.	4,600	62,985
Katitas Co. Ltd.	15,200	340,913
Kato Sangyo	6,700	156,804
Kawasaki Heavy Industries Ltd.	44,800	761,053
Kawasaki Kisen Kaisha Ltd.	46,200	702,500
KeePer Technical Laboratory Co. Ltd.	3,800	105,162
Keihan Electric Railway Co., Ltd.	28,400	730,556
Keihanshin Bldg Co. Ltd.	8,500	75,628
Keikyu Corp.	65,200	669,561
Keiyo Co. Ltd.	11,300	68,927
Kenedix Office Investment Corp.	254	578,224
Kenedix Residential Investment Corp.	293	429,170
Kenedix Retail REIT Corp.	172	309,194
Kewpie Corp.	27,100	428,111
Kfc Holdings Japan Ltd.	4,300	80,451
KH Neochem Co. Ltd.	10,000	170,752
Ki-Star Real Estate Co. Ltd.	2,500	77,844
Kinden Corp.	36,200	368,585
Kintetsu Department Store Co. Ltd. (a)	2,300	38,902
Kisoji Co. Ltd.	6,800	100,609
Kissei Pharmaceutical Co. Ltd.	8,400	148,516
Kitz Corp.	18,500	109,984
Koa Corp.	9,100	131,211
Kobe Steel Ltd.	99,600	408,595
Kohnan Shoji Co. Ltd.	7,200	150,832
Kokuyo Co. Ltd.	24,600	305,401
KOMEDA Holdings Co. Ltd.	13,500	225,431
KOMERI Co. Ltd.	8,900	155,321
Konica Minolta, Inc.	132,500	403,662
Konishi Co. Ltd.	8,500	99,408
Konoike Transport Co. Ltd.	7,400	77,884
Koshidaka Holdings Co. Ltd.	13,100	98,496
Kotobuki Spirits Co. Ltd.	5,500	282,222
Kumagai Gumi Co. Ltd.	10,300	174,143
Kumiai Chemical Industry Co. Ltd.	21,800	143,383
Kura Sushi, Inc.	6,200	145,102
Kuraray Co. Ltd.	94,600	650,834
Kureha Chemical Industry Co. Ltd.	4,600	295,746
Kusuri No Aoki Holdings Co. Ltd.	4,700	226,948
Kyb Corp.	4,900	107,263
Kyoei Steel Ltd.	5,800	51,215
Kyokuto Kaihatsu Kogyo Co. Ltd.	8,900	82,778
Kyorin Holdings, Inc.	10,500	129,860
Kyoritsu Maintenance Co. Ltd.	8,700	358,660
Kyudenko Corp.	12,500	265,644
Kyushu Electric Power Co., Inc.	119,200	590,809
Kyushu Financial Group, Inc.	101,900	257,671
Kyushu Railway Co.	39,600	828,246
LaSalle Logiport REIT	528	563,527
Lawson, Inc.	13,400	428,057
Leopalace21 Corp. (a)	48,400	92,116
LIFE Corp.	5,000	74,582
Link & Motivation, Inc.	11,600	70,211
Lintec Corp.	11,500	172,622
Lion Corp.	69,300	700,946
LITALICO, Inc.	5,800	122,869
M&A Capital Partners Co. Ltd. (a)	4,300	109,889
Mabuchi Motor Co. Ltd.	14,000	380,376
Macnica Fuji Electronics Holdings, Inc.	14,000	280,386
Maeda Kosen Co. Ltd.	5,300	107,821
Makino Milling Machine Co. Ltd.	7,000	216,315
Management Solutions Co. Ltd. (a)	3,000	59,296
Mandom Corp.	10,800	109,456
Mani, Inc.	22,300	325,438
Maruha Nichiro Corp.	12,600	194,302
Marui Group Co. Ltd.	52,300	863,137
Maruichi Steel Tube Ltd.	17,300	327,047
Maruka Furusato Corp.	5,700	142,026
Maruwa Ceramic Co. Ltd.	2,600	306,170
Maruzen Showa Unyu Co. Ltd.	3,600	73,600
Matsuda Sangyo Co. Ltd.	3,300	49,357
Matsui Securities Co. Ltd.	34,100	181,628
MatsukiyoCocokara & Co.	31,770	1,158,031
Matsuyafoods Holdings Co. Ltd.	2,500	68,345
Max Co. Ltd.	7,900	112,793
Maxell Ltd.	13,600	112,956
Maxvalu Tokai Co. Ltd.	2,700	50,915
MCJ Co. Ltd.	19,800	125,169
Mebuki Financial Group, Inc.	280,200	544,590
Medipal Holdings Corp.	54,300	673,752
Medley, Inc. (a)	6,300	153,374
MedPeer, Inc. (a)	3,800	39,100
Megachips Corp.	4,200	72,083
Megmilk Snow Brand Co. Ltd.	13,600	148,169
Meidensha Corp.	9,500	126,564
Meiko Electronics Co. Ltd.	6,000	106,648
Meitec Corp.	21,600	364,467
Melco Holdings, Inc.	1,800	37,829
Menicon Co. Ltd.	18,100	310,035
Mercari, Inc. (a)	30,900	514,325
Metawater Co. Ltd.	7,000	89,727
Micronics Japan Co. Ltd.	8,300	76,919
Midac Holdings Co. Ltd.	2,500	62,208
Mie Kotsu Group Holdings, Inc.	14,000	48,489
Milbon Co. Ltd.	7,900	326,211
Mimasu Semiconductor Industries Co. Ltd.	4,800	74,375
Mirai Corp.	528	170,088
Mirait One Corp.	27,100	260,438
Mitani Sekisan Co. Ltd.	2,900	74,697
Mitsubishi Estate Logistics REIT Investment Corp.	126	372,844
Mitsubishi Gas Chemical Co., Inc.	46,800	595,485
Mitsubishi Logisnext Co. Ltd.	7,600	39,202
Mitsubishi Logistics Corp.	15,200	333,757
Mitsubishi Materials Corp.	35,000	458,052
Mitsubishi Motors Corp. of Japan (a)	197,900	665,456
Mitsubishi Pencil Co. Ltd.	10,500	102,320
Mitsubishi Research Institute, Inc.	2,500	87,427
Mitsubishi Shokuhin Co. Ltd.	4,500	91,093
Mitsuboshi Belting Ltd.	6,800	144,739
Mitsui Fudosan Logistics Park, Inc.	162	537,113
Mitsui High-Tec, Inc.	5,800	300,346
Mitsui Mining & Smelting Co. Ltd.	16,100	325,909
Mitsui Sugar Co. Ltd.	4,800	61,334
Mitsui-Soko Co. Ltd.	5,400	112,579
Mitsuuroko Group Holdings Co. Ltd.	8,100	55,781
Miura Co. Ltd.	25,900	528,643
mixi, Inc.	11,700	183,492
Mizuho Leasing Co. Ltd.	8,000	174,317
Mizuno Corp.	4,900	84,031
Mochida Pharmaceutical Co. Ltd.	6,600	152,023
Modec, Inc. (a)	5,900	64,240
Monex Group, Inc.	51,900	180,801
Money Forward, Inc. (a)	12,700	362,137
Mori Hills REIT Investment Corp.	453	495,666
Mori Trust Hotel (REIT), Inc.	96	91,097
MORI TRUST Sogo (REIT), Inc.	292	291,224
Morinaga & Co. Ltd.	11,200	280,198
Morinaga Milk Industry Co. Ltd.	11,100	315,021
Morita Holdings Corp.	9,000	77,292
MOS Food Services, Inc.	7,100	150,647
Musashi Seimitsu Industry Co. Ltd.	13,600	157,041
Nabtesco Corp.	32,200	685,383
Nachi-Fujikoshi Corp.	4,000	104,913
Nafco Co. Ltd.	3,900	41,388
Nagaileben Co. Ltd.	6,200	85,143
Nagase & Co. Ltd.	28,600	390,066
Nagawa Co. Ltd.	2,200	109,930
Nagoya Railroad Co. Ltd.	55,300	847,193
Nakanishi, Inc.	20,900	381,751
Nankai Electric Railway Co. Ltd.	30,100	609,308
NEC Networks & System Integration Corp.	19,800	212,255
Net One Systems Co. Ltd.	23,700	487,723
Nextage Co. Ltd.	13,100	252,846
NGK Spark Plug Co. Ltd.	45,100	821,958
NH Foods Ltd.	24,400	581,714
NHK Spring Co. Ltd.	58,200	322,518
Nichi-iko Pharmaceutical Co. Ltd. (a)	15,100	47,322
Nichias Corp.	15,900	245,512
Nichicon Corp.	12,800	120,601
Nichiden Corp.	3,400	40,266
Nichiha Corp.	7,200	136,451
Nichirei Corp.	31,700	493,317
Nifco, Inc.	23,800	553,004
Nihon Kohden Corp.	23,600	529,312
Nihon Parkerizing Co. Ltd.	25,500	166,004
Nikkiso Co. Ltd.	14,300	95,401
Nikkon Holdings Co. Ltd.	15,900	248,613
Nikon Corp.	89,600	867,106
Nippn Corp.	14,200	149,454
Nippon Accommodations Fund, Inc.	149	634,298
Nippon Carbon Co. Ltd.	2,900	82,205
Nippon Ceramic Co. Ltd.	5,600	97,391
Nippon Densetsu Kogyo Co. Ltd.	10,800	120,932
Nippon Electric Glass Co. Ltd.	24,200	419,568
Nippon Gas Co. Ltd.	31,400	456,339
Nippon Kanzai Co. Ltd.	5,500	93,581
Nippon Kayaku Co. Ltd.	37,700	299,683
Nippon Light Metal Holding Co. Ltd.	16,700	162,962
Nippon Paper Industries Co. Ltd.	29,700	172,973
Nippon Parking Development Co. Ltd.	55,700	96,645
Nippon REIT Investment Corp.	133	328,263
Nippon Seiki Co. Ltd.	13,700	69,654
Nippon Shokubai Co. Ltd.	8,500	305,256
Nippon Signal Co. Ltd.	12,200	82,786
Nippon Soda Co. Ltd.	6,400	190,887
Nippon Steel & Sumikin Bussan Corp.	4,300	148,061
Nippon Suisan Kaisha Co. Ltd.	84,100	299,761
Nippon Television Network Corp.	15,500	115,707
Nipro Corp.	42,800	322,954
Nishi-Nippon Financial Holdings, Inc.	37,900	193,202
Nishi-Nippon Railroad Co. Ltd.	17,500	343,539
Nishimatsu Construction Co. Ltd.	9,900	241,017
Nishimatsuya Chain Co. Ltd.	11,400	104,650
Nishio Rent All Co. Ltd.	5,800	116,706
Nissan Shatai Co. Ltd.	18,600	107,201
Nissha Co. Ltd.	11,500	135,576
Nisshin Oillio Group Ltd.	6,900	148,028
Nisshinbo Holdings, Inc.	39,400	273,451
Nissin Electric Co. Ltd.	14,400	133,836
Nitta Corp.	5,300	102,974
Nittetsu Mining Co. Ltd.	3,600	71,736
Nitto Boseki Co. Ltd.	7,700	114,391
Nitto Kogyo Corp.	7,800	129,148
Noevir Holdings Co. Ltd.	4,500	166,448
NOF Corp.	19,600	674,885
Nohmi Bosai Ltd.	6,300	68,044
Nojima Co. Ltd.	18,400	153,442
NOK Corp.	25,800	210,988
NOMURA Co. Ltd.	23,000	168,445
Noritake Co. Ltd.	2,600	72,215
Noritsu Koki Co. Ltd.	5,400	97,327
Noritz Corp.	8,400	86,319
North Pacific Bank Ltd.	81,900	129,987
NS Solutions Corp.	9,400	216,517
Ns United Kaiun Kaisha Ltd.	2,800	69,673
NSD Co. Ltd.	19,000	325,068
NSK Ltd.	114,200	603,660
NTN Corp.	118,900	211,900
Ntt Ud (REIT) Investment Corp.	414	405,383
Obara Group, Inc.	2,700	62,645
OBIC Business Consultants Ltd.	8,900	256,175
Ogaki Kyoritsu Bank Ltd.	10,000	118,027
Ohsho Food Service Corp.	3,700	157,759
Oiles Corp.	6,000	60,284
Oisix Ra Daichi, Inc. (a)	7,900	89,416
Okamoto Industries, Inc.	2,800	69,861
Okamura Corp.	16,200	149,150
Okasan Securities Group, Inc.	43,400	103,323
Oki Electric Industry Co. Ltd.	25,000	123,911
Okinawa Cellular Telephone Co.	7,200	136,209
Okinawa Financial Group, Inc.	6,200	85,977
Okuma Corp.	7,000	234,910
Okumura Corp.	8,900	168,310
One (REIT), Inc.	72	120,036
Open Door, Inc. (a)	3,700	44,292
Optex Group Co. Ltd.	9,600	132,287
Optorun Co. Ltd.	9,200	130,920
Organo Corp.	7,600	131,612
Orient Corp.	15,120	122,530
ORIX JREIT, Inc.	776	1,041,138
Osaka Organic Chemical Industry Ltd.	4,300	57,547
Osaka Soda Co. Ltd.	4,100	99,677
OSG Corp.	24,900	316,996
Outsourcing, Inc.	33,800	264,817
Pacific Industrial Co. Ltd.	11,900	83,791
Pacific Metals Co. Ltd.	4,900	60,799
Pal Group Holdings Co. Ltd.	6,100	87,216
PALTAC Corp.	9,400	267,406
Paramount Bed Holdings Co. Ltd.	11,900	211,918
Park24 Co. Ltd. (a)	37,900	505,945
Pasona Group, Inc.	6,200	85,560
Penta-Ocean Construction Co. Ltd.	80,000	398,130
PeptiDream, Inc. (a)	29,000	318,484
Pharma Foods International Co. Ltd. (c)	6,400	56,771
PHC Holdings Corp.	7,400	76,839
Pigeon Corp.	34,500	451,972
Pilot Corp.	8,700	338,767
Piolax, Inc.	7,900	98,288
PKSHA Technology, Inc. (a)	5,000	65,604
Plaid, Inc. (a)(c)	5,100	23,254
Plenus Co. Ltd.	6,600	116,958
Plus Alpha Consulting Co. Ltd.	3,600	57,258
Pola Orbis Holdings, Inc.	27,000	298,699
Pressance Corp.	7,400	76,043
Prestige International, Inc.	28,600	138,485
Prima Meat Packers Ltd.	6,600	87,308
Raito Kogyo Co. Ltd.	11,500	156,922
Raiznext Corp.	6,900	57,865
Raksul, Inc. (a)	6,900	136,334
Rakus Co. Ltd.	27,000	301,967
Relia, Inc.	10,300	69,131
Relo Group, Inc.	31,600	446,708
Rengo Co. Ltd.	57,300	317,916
RENOVA, Inc. (a)	10,600	233,108
Resorttrust, Inc.	24,000	369,616
Restar Holdings Corp.	5,000	70,984
Retail Partners Co. Ltd.	7,200	59,364
Ricoh Leasing Co. Ltd.	4,200	102,532
Riken Keiki Co. Ltd.	3,900	107,536
Riken Vitamin Co. Ltd.	5,900	74,794
Ringer Hut Co. Ltd.	6,200	91,356
Rinnai Corp.	11,100	756,945
Riso Kagaku Corp.	5,800	92,327
Riso Kyoiku Co. Ltd.	32,400	67,112
Rohto Pharmaceutical Co. Ltd.	28,000	870,910
Roland Corp.	4,100	116,635
Rorze Corp.	3,100	156,152
Round One Corp.	59,700	254,145
Royal Holdings Co. Ltd.	8,600	137,535
RS Technologies Co. Ltd.	2,300	114,308
Ryohin Keikaku Co. Ltd.	74,800	704,763
Ryosan Co. Ltd.	5,600	99,161
Ryoyo Electro Corp.	3,900	60,194
S Foods, Inc.	5,300	97,128
S-Pool, Inc.	19,800	126,900
Saibu Gas Co. Ltd.	5,900	68,445
Saizeriya Co. Ltd.	8,500	158,687
Sakai Moving Service Co. Ltd.	3,100	98,194
Sakata INX Corp.	12,000	85,948
Sakata Seed Corp.	8,400	276,808
SAMTY Co. Ltd.	6,900	109,095
Samty Residential Investment Corp.	103	83,192
San-A Co. Ltd.	5,700	166,176
San-Ai Obbli Co. Ltd.	15,700	129,870
SanBio Co. Ltd. (a)	10,600	62,233
Sangetsu Corp.	12,700	134,606
Sanken Electric Co. Ltd.	6,700	230,250
Sanki Engineering Co. Ltd.	11,300	122,351
Sankyo Co. Ltd. (Gunma)	12,000	396,651
Sankyu, Inc.	15,500	463,348
Sanrio Co. Ltd.	15,800	421,312
Sansan, Inc. (a)	20,400	203,732
Santen Pharmaceutical Co. Ltd.	106,600	729,808
Sanwa Holdings Corp.	54,600	470,743
Sanyo Chemical Industries Ltd.	3,500	99,213
Sanyo Denki Co. Ltd.	2,500	91,631
Sanyo Special Steel Co. Ltd.	5,600	72,045
Sapporo Holdings Ltd.	18,800	414,701
Sato Holding Corp.	7,800	96,362
Sawai Group Holdings Co. Ltd.	11,000	316,991
SB Technology Corp.	2,700	39,348
SBS Holdings, Inc.	5,300	103,366
Screen Holdings Co. Ltd.	11,300	622,395
Sega Sammy Holdings, Inc.	46,800	599,576
Seibu Holdings, Inc.	66,900	599,286
Seiko Group Corp.	8,000	169,474
Seino Holdings Co. Ltd.	36,700	282,355
Seiren Co. Ltd.	12,500	196,123
Sekisui House (REIT), Inc.	1,246	671,203
Sekisui Jushi Corp.	7,000	80,218
SENKO Co. Ltd.	29,800	199,208
Septeni Holdings Co. Ltd.	18,500	55,241
Seria Co. Ltd.	13,400	219,165
Seven Bank Ltd.	173,100	311,986
Shibaura Machine Co. Ltd.	6,200	120,585
Shibuya Corp.	4,100	70,863
SHIFT, Inc. (a)	3,700	580,026
Shiga Bank Ltd.	10,900	184,507
Shikoku Chemicals Corp.	8,800	76,699
Shikoku Electric Power Co., Inc.	46,100	221,982
Shima Seiki Manufacturing Ltd.	7,300	101,968
Shimamura Co. Ltd.	6,500	525,875
Shin-Etsu Polymer Co. Ltd.	12,300	102,572
Shinko Electric Industries Co. Ltd.	20,000	482,195
Shinmaywa Industries Ltd.	15,600	106,382
Shinsei Bank Ltd. (c)	19,300	286,849
Ship Healthcare Holdings, Inc.	22,500	431,403
Shizuoka Gas Co. Ltd.	11,200	82,101
SHO-BOND Holdings Co. Ltd.	11,700	506,729
Shochiku Co. Ltd. (a)	2,700	214,446
Shoei Co. Ltd.	7,200	265,833
Shoei Foods Corp.	3,000	82,821
Showa Denko K.K.	51,973	759,174
Showa Sangyo Co. Ltd.	5,400	91,807
Siix Corp.	8,000	61,818
Simplex Holdings, Inc.	7,400	118,693
SKY Perfect JSAT Holdings, Inc.	48,500	169,935
Skylark Holdings Co. Ltd.	67,400	719,350
SMS Co., Ltd.	20,700	476,102
Snow Peak, Inc. (c)	8,000	105,558
Sohgo Security Services Co., Ltd.	22,600	563,879
Sojitz Corp.	70,360	1,038,164
Solasto Corp.	15,600	94,107
Sosei Group Corp. (a)	21,800	298,056
SOSiLA Logistics REIT, Inc.	193	184,959
Sotetsu Holdings, Inc.	23,100	350,007
Sparx Group Co. Ltd.	4,720	47,678
SRE Holdings Corp. (a)	2,900	73,916
Stanley Electric Co. Ltd.	38,200	649,448
Star Asia Investment Corp.	469	178,838
Star Micronics Co. Ltd.	10,800	123,837
Starts Corp., Inc.	8,800	155,647
Starts Proceed Investment Corp.	64	102,051
Strike Co. Ltd.	2,200	67,985
Sugi Holdings Co. Ltd.	10,300	413,538
Sumitomo Bakelite Co. Ltd.	10,300	279,155
Sumitomo Dainippon Pharma Co., Ltd.	53,000	369,622
Sumitomo Densetsu Co. Ltd.	4,700	82,687
Sumitomo Forestry Co. Ltd.	41,700	653,425
Sumitomo Heavy Industries Ltd.	32,700	620,815
Sumitomo Mitsui Construction Co. Ltd.	41,000	120,495
Sumitomo Osaka Cement Co. Ltd.	9,300	197,952
Sumitomo Riko Co. Ltd.	10,500	41,451
Sumitomo Rubber Industries Ltd.	50,000	429,066
Sun Frontier Fudousan Co. Ltd.	7,800	60,272
Sundrug Co. Ltd.	21,200	493,305
Suruga Bank Ltd.	48,600	128,776
Suzuken Co. Ltd.	19,900	442,981
Systena Corp.	80,800	226,595
T Hasegawa Co. Ltd.	9,600	204,661
T-Gaia Corp.	5,700	63,442
Tadano Ltd.	28,900	176,865
Taihei Dengyo Kaisha Ltd.	2,900	64,067
Taiheiyo Cement Corp.	34,300	466,191
Taikisha Ltd.	7,300	172,319
Taisho Pharmaceutical Holdings Co. Ltd.	11,300	407,330
Taiyo Holdings Co. Ltd.	10,400	183,527
Taiyo Yuden Co. Ltd.	34,600	943,562
Takamatsu Construction Group C	4,100	53,492
Takara Bio, Inc.	14,400	168,797
Takara Holdings, Inc.	41,800	291,232
Takara Leben Real Estate Investment Corp.	164	111,837
Takara Standard Co. Ltd.	8,700	74,716
Takasago International Corp.	3,500	65,860
Takasago Thermal Engineering Co. Ltd.	13,500	164,330
Takashimaya Co. Ltd.	42,000	519,157
Takeuchi Manufacturing Co. Ltd.	10,200	205,790
Takuma Co. Ltd.	18,600	154,609
Tama Home Co. Ltd.	4,300	67,524
Tamron Co. Ltd.	4,700	104,466
Tbs Holdings, Inc.	10,000	103,635
Techmatrix Corp.	11,200	127,595
TechnoPro Holdings, Inc.	32,100	770,090
Teijin Ltd.	52,700	478,463
Tenma Corp.	3,600	50,092
The Awa Bank Ltd.	9,500	119,409
The Hachijuni Bank Ltd.	105,200	335,350
The Hyakugo Bank Ltd.	59,600	131,870
The Keiyo Bank Ltd.	27,800	97,593
The Kiyo Bank Ltd.	17,000	163,832
The Monogatari Corp.	2,900	133,011
The Musashino Bank Ltd.	8,000	92,377
The Nanto Bank Ltd.	7,900	113,218
The Nippon Road Co. Ltd.	1,300	53,593
The Okinawa Electric Power Co., Inc.	12,500	86,839
The San-In Godo Bank Ltd.	42,100	200,456
The Sumitomo Warehouse Co. Ltd.	16,100	218,608
The Toho Bank Ltd.	55,600	76,654
THK Co. Ltd.	34,600	604,531
TKC Corp.	7,800	199,334
TKP Corp. (a)	5,100	103,410
TOA Corp.	3,500	57,245
Toagosei Co. Ltd.	28,100	216,001
Toc Co. Ltd.	8,800	45,807
Tocalo Co. Ltd.	16,500	132,049
Toda Corp.	61,700	308,303
Toei Animation Co. Ltd.	2,500	257,406
Toei Co. Ltd.	1,700	209,335
Toenec Corp.	1,900	44,978
Toho Gas Co. Ltd.	21,800	406,840
Toho Holdings Co. Ltd.	16,100	218,933
Toho Titanium Co. Ltd.	9,600	145,070
Tohoku Electric Power Co., Inc.	133,800	562,393
Tokai Carbon Co. Ltd.	59,900	391,156
Tokai Corp.	5,200	66,060
TOKAI Holdings Corp.	29,200	174,381
Tokai Rika Co. Ltd.	15,400	160,737
Tokai Tokyo Financial Holdings	58,400	133,928
Token Corp.	2,000	105,585
Tokushu Tokai Paper Co. Ltd.	2,600	51,145
Tokuyama Corp.	18,300	213,528
Tokyo Century Corp.	10,900	371,653
Tokyo Ohka Kogyo Co. Ltd.	9,400	405,851
Tokyo Seimitsu Co. Ltd.	11,200	337,819
Tokyo Steel Manufacturing Co. Ltd.	18,500	158,755
Tokyo Tatemono Co. Ltd.	55,800	768,918
Tokyotokeiba Co. Ltd.	4,200	117,079
Tokyu Construction Co. Ltd.	24,200	101,556
Tokyu Fudosan Holdings Corp.	181,100	919,537
Tokyu REIT, Inc.	259	368,743
TOMONY Holdings, Inc.	41,300	89,713
Tomy Co. Ltd.	24,000	210,794
Topcon Corp.	30,400	333,450
Topre Corp.	10,300	81,530
TORIDOLL Holdings Corp.	13,100	254,608
Torii Pharmaceutical Co. Ltd.	3,400	69,054
Tosei Corp.	8,500	81,287
Toshiba Tec Corp.	7,600	197,034
Tosho Co. Ltd.	4,500	34,470
Totetsu Kogyo Co. Ltd.	7,000	116,231
Towa Pharmaceutical Co. Ltd.	7,700	115,737
Toyo Construction Co. Ltd.	19,600	118,500
Toyo Gosei Co. Ltd.	1,400	72,121
Toyo Ink South Carolina Holdings Co. Ltd.	10,800	139,090
Toyo Seikan Group Holdings Ltd.	39,100	447,285
Toyo Suisan Kaisha Ltd.	26,200	983,194
Toyo Tanso Co. Ltd.	4,300	107,865
Toyo Tire Corp.	32,100	376,276
Toyobo Co. Ltd.	23,900	167,161
Toyoda Gosei Co. Ltd.	19,400	309,993
Toyota Boshoku Corp.	22,400	285,320
Trancom Co. Ltd.	2,100	107,757
Transcosmos, Inc.	7,100	163,539
TRE Holdings Corp.	13,400	144,728
Tri Chemical Laboratories, Inc.	7,300	109,430
Trusco Nakayama Corp.	13,800	185,151
TS tech Co. Ltd.	26,400	276,082
Tsubakimoto Chain Co.	7,400	158,506
Tsugami Corp.	12,100	90,895
Tsumura & Co.	17,000	354,988
Tsuruha Holdings, Inc.	11,700	680,621
TV Asahi Corp.	6,300	59,062
Uacj Corp.	9,300	132,656
Ube Corp.	28,600	368,716
Ulvac, Inc.	13,900	549,662
Union Tool Co.	2,600	62,685
United Arrows Ltd.	5,800	78,909
United Super Markets Holdings, Inc.	15,800	111,358
United Urban Investment Corp.	877	927,162
Universal Entertainment Corp. (a)	7,200	97,327
USEN-NEXT HOLDINGS Co. Ltd.	4,400	67,615
Ushio, Inc.	28,100	292,159
UT Group Co. Ltd.	8,400	137,444
Valor Holdings Co. Ltd.	10,400	120,300
ValueCommerce Co. Ltd.	4,600	67,224
Vector, Inc.	8,400	62,536
Vision, Inc. (a)	11,100	93,909
Visional, Inc. (a)	4,800	327,328
VT Holdings Co. Ltd.	20,900	67,748
Wacoal Holdings Corp.	12,600	202,946
Wacom Co. Ltd.	44,200	192,323
Wakita & Co. Ltd.	9,900	78,231
WDB Holdings Co. Ltd.	2,600	44,868
WealthNavi, Inc. (a)(c)	8,400	78,580
Weathernews, Inc.	1,700	88,719
West Holdings Corp.	6,800	203,732
Workman Co. Ltd.	6,100	208,810
YA-MAN Ltd.	8,800	66,047
YAMABIKO Corp.	9,800	75,463
Yamada Holdings Co. Ltd.	222,800	717,719
Yamaguchi Financial Group, Inc.	56,700	298,190
Yamato Kogyo Co. Ltd.	11,800	342,823
Yamazaki Baking Co. Ltd.	35,800	364,753
Yamazen Co. Ltd.	15,300	95,178
Yaoko Co. Ltd.	5,300	230,613
Yellow Hat Ltd.	9,300	111,579
Yodogawa Steel Works Ltd.	5,600	91,177
Yokogawa Bridge Holdings Corp.	9,400	124,916
Yokohama Rubber Co. Ltd.	34,900	546,402
Yokorei Co. Ltd.	13,100	79,466
Yokowo Co. Ltd.	5,300	72,356
YONEX Co. Ltd.	18,100	168,347
Yoshinoya Holdings Co. Ltd.	19,200	301,890
Yuasa Trading Co. Ltd.	4,800	119,601
Yurtec Corp.	10,300	49,320
Zenkoku Hosho Co. Ltd.	15,200	501,913
Zenrin Co. Ltd.	9,100	53,610
Zensho Holdings Co. Ltd.	27,500	686,136
Zeon Corp.	38,400	323,841
ZERIA Pharmaceutical Co. Ltd.	7,000	104,368
Zojirushi Thermos	9,700	97,917
Zuken, Inc.	4,400	99,277
TOTAL JAPAN		202,939,334
Liechtenstein - 0.0%
Implantica AG SDR (a)	10,238	44,230
Luxembourg - 0.7%
ADLER Group SA (a)(c)(d)	20,748	30,797
Aperam SA	14,410	376,666
B&M European Value Retail SA	281,484	1,041,372
B&S Group SARL (d)	8,350	43,735
Grand City Properties SA	29,057	282,848
InPost SA (a)	66,538	424,916
Millicom International Cellular SA (depository receipt) (a)	51,188	555,404
SES SA (France) (depositary receipt)	113,477	804,967
Shurgard Self Storage Europe SARL	7,965	346,736
Solutions 30 SE (a)	25,141	48,548
Subsea 7 SA	71,097	711,233
Tonies SE (a)(c)	12,083	60,660
TOTAL LUXEMBOURG		4,727,882
Malta - 0.1%
Kambi Group PLC (a)	7,397	116,972
Kindred Group PLC (depositary receipt)	68,108	592,179
Media and Games Invest PLC (a)(c)	33,055	52,593
TOTAL MALTA		761,744
Marshall Islands - 0.1%
Atlas Corp.	26,047	385,235
Mauritius - 0.1%
Golden Agri-Resources Ltd.	1,894,100	388,026
Netherlands - 2.0%
Aalberts Industries NV	29,431	1,023,217
Alfen Beheer BV (a)(d)	6,429	683,315
AMG Advanced Metallurgical Group NV	8,119	254,027
Arcadis NV	21,385	726,578
Ariston Holding NV	24,804	211,543
ASR Nederland NV	40,866	1,800,804
Basic-Fit NV (a)(c)(d)	15,621	393,655
BE Semiconductor Industries NV	21,575	1,102,748
Brunel International NV	5,884	54,136
Cementir SpA	14,197	82,638
CM.com NV (a)(c)	3,974	44,614
Corbion NV	17,528	467,002
COSMO Pharmaceuticals NV	2,586	151,077
CureVac NV (a)(c)	16,736	121,945
Ebusco Holding NV (c)	4,328	66,638
Eurocommercial Properties NV	12,533	275,707
Fastned BV unit (a)	1,249	42,905
Flow Traders BV (d)	9,570	230,386
Fugro NV (Certificaten Van Aandelen) (a)	28,942	376,115
Intertrust NV (a)(d)	26,815	528,938
Koninklijke BAM Groep NV (a)	79,293	173,178
Koninklijke Vopak NV	20,426	417,850
Meltwater Holding BV (a)(c)	41,328	50,884
MFE-MediaForEurope NV	34,761	17,348
MFE-MediaForEurope NV Class A	295,121	103,420
NSI NV	5,895	140,983
Pharming Group NV (a)	193,417	200,319
PostNL NV	105,776	165,894
RHI Magnesita NV	7,555	160,459
SBM Offshore NV	40,029	541,954
Signify NV (d)	37,956	1,052,531
Sligro Food Group NV	6,572	95,343
Technip Energies NV	39,894	515,091
TKH Group NV (depositary receipt)	11,879	420,976
TomTom Group BV (a)	21,783	170,602
Van Lanschot Kempen NV (Bearer)	9,103	196,563
VastNed Retail NV	3,044	61,819
Wereldhave NV	9,609	117,752
TOTAL NETHERLANDS		13,240,954
New Zealand - 1.2%
Air New Zealand Ltd. (a)	502,880	228,052
Argosy Property Ltd.	249,026	171,569
Chorus Ltd.	133,542	645,199
Contact Energy Ltd.	231,036	1,014,149
Fletcher Building Ltd.	234,969	702,180
Genesis Energy Ltd.	160,632	264,298
Goodman Property Trust	308,709	371,531
Infratil Ltd.	214,181	1,088,347
Kiwi Property Group Ltd.	461,767	242,967
Oceania Healthcare Ltd.	216,936	108,469
Precinct Properties New Zealand Ltd.	398,381	286,049
Pushpay Holdings Ltd. (a)	320,521	232,939
Ryman Healthcare Ltd.	125,800	612,914
SKYCITY Entertainment Group Ltd. (a)	224,222	378,052
Summerset Group Holdings Ltd.	68,957	388,087
Synlait Milk Ltd. (a)	25,160	45,639
The a2 Milk Co. Ltd. (a)	219,857	741,384
The Warehouse Group Ltd.	35,005	63,091
Vulcan Steel Ltd.	15,459	74,163
TOTAL NEW ZEALAND		7,659,079
Norway - 1.7%
Aker ASA (A Shares)	6,593	464,535
Aker Carbon Capture A/S (a)	99,070	111,304
Aker Horizons Holding ASA (a)(c)	71,521	89,813
Aker Solutions ASA	72,772	278,596
Atea ASA	24,796	275,719
Austevoll Seafood ASA	26,872	198,771
BEWi ASA	13,982	66,036
Bonheur A/S	6,345	180,350
Borregaard ASA	26,619	357,953
Crayon Group Holding A/S (a)(d)	20,829	172,604
DNO ASA (A Shares)	130,832	170,648
Elkem ASA (d)	94,282	313,604
Elopak ASA	35,337	79,708
Entra ASA (d)	18,927	172,136
Europris ASA (d)	46,808	278,701
Grieg Seafood ASA	13,563	93,932
Hexagon Composites ASA (a)	35,718	82,113
Hexagon Purus Holding A/S (a)	22,891	44,390
Kahoot! A/S (a)	79,840	170,260
Leroy Seafood Group ASA	79,366	364,913
LINK Mobility Group Holding ASA (a)	52,146	40,579
MPC Container Ships ASA	79,744	125,797
NEL ASA (a)	461,580	564,091
Nordic VLSI ASA (a)	48,508	685,429
Norway Royal Salmon ASA (a)	3,860	49,010
Norwegian Air Shuttle A/S (a)	194,216	155,468
Nykode Therapeutics A/S (a)	30,037	72,058
Protector Forsikring ASA	18,480	220,065
REC Silicon ASA (a)	81,355	156,353
Scatec Solar AS (d)	35,290	249,837
Schibsted ASA:
(A Shares)	21,004	323,460
(B Shares)	29,471	437,410
Selvaag Bolig ASA	12,680	41,042
Sparebank 1 Oestlandet	10,327	111,652
Sparebank 1 Sr Bank ASA (primary capital certificate)	52,880	538,152
Sparebanken Midt-Norge	38,315	413,513
Sparebanken Nord-Norge	28,451	236,176
Storebrand ASA (A Shares)	139,681	1,085,616
TGS ASA	34,733	474,415
Tomra Systems ASA	70,130	1,133,424
Veidekke ASA	31,775	264,380
Volue A/S (a)	14,784	38,396
Wallenius Wilhelmsen ASA	31,648	225,119
TOTAL NORWAY		11,607,528
Portugal - 0.3%
Altri SGPS SA	21,102	117,513
Banco Comercial Portugues SA (Reg.)	2,456,488	350,549
Corticeira Amorim SGPS SA	12,192	117,837
CTT Correios de Portugal SA	28,539	88,136
Greenvolt-Energias Renovaveis SA (a)	16,447	126,454
NOS SGPS	60,314	236,275
REN - Redes Energeticas Nacionais SGPS SA	118,785	307,560
Semapa Sociedade de Investimen	4,646	59,137
Sonae SGPS SA	265,082	255,025
The Navigator Co. SA	62,895	239,798
TOTAL PORTUGAL		1,898,284
Singapore - 2.1%
AEM Holdings Ltd.	78,200	177,326
AIMS APAC (REIT)	159,200	138,327
Bumitama Agri Ltd.	108,900	45,772
Capitaland Ascott Trust unit	582,300	392,834
Capitaland India Trust	276,500	218,762
CapitaRetail China Trust	347,300	237,978
CDL Hospitality Trusts unit	257,000	210,596
China Aviation Oil Singapore Corp. Ltd.	75,200	35,326
ComfortDelgro Corp. Ltd.	641,700	575,699
Cromwell European (REIT)	100,490	155,916
Digital Core (REIT)	235,100	117,550
ESR-LOGOS (REIT)	1,499,660	360,190
Far East Hospitality Trust unit	291,400	118,363
First Resources Ltd.	165,700	174,409
Frasers Centrepoint Trust	301,400	442,860
Frasers Hospitality Trust unit	227,200	71,421
Frasers Logistics & Industrial Trust	874,000	679,147
Frencken Group Ltd.	87,500	51,921
Haw Par Corp. Ltd.	35,700	238,319
Hutchison Port Holdings Trust	1,537,500	250,613
iFast Corp. Ltd.	43,400	124,166
Japfa Ltd.	122,400	44,097
Kenon Holdings Ltd.	5,587	214,243
Keppel (REIT)	548,000	346,468
Keppel DC (REIT)	405,800	504,527
Keppel Infrastructure Trust	1,029,000	385,257
Keppel Pacific Oak U.S. (REIT)	262,400	141,696
Lendlease Global Commercial (REIT)	498,316	246,412
Manulife U.S. REIT	493,900	180,274
Mapletree Industrial (REIT)	600,351	933,012
Maxeon Solar Technologies Ltd. (a)(c)	7,249	125,263
Nanofilm Technologies International Ltd.	77,800	95,629
NetLink NBN Trust	806,300	486,992
Olam Group Ltd.	282,300	267,224
OUE Commercial (REIT)	650,600	149,368
Oue Ltd.	91,600	81,532
Parkway Life REIT	115,900	327,494
Prime U.S. (REIT)	189,313	88,977
Raffles Medical Group Ltd.	248,400	233,379
Riverstone Holdings Ltd.	131,700	50,239
Sasseur (REIT)	160,700	80,600
SATS Ltd. (a)	201,200	388,016
Sembcorp Industries Ltd.	290,600	597,376
Sembcorp Marine Ltd. (a)	5,102,200	457,742
Sheng Siong Group Ltd.	197,900	218,087
SIA Engineering Co. Ltd. (a)	83,700	127,714
Silverlake Axis Ltd. Class A	235,700	54,113
Singapore Post Ltd.	444,300	169,484
SPH REIT	359,200	206,801
Starhill Global (REIT)	432,531	157,356
StarHub Ltd.	182,300	137,794
Straits Trading Co. Ltd.	46,846	68,171
Suntec (REIT)	681,000	620,578
The Hour Glass Ltd.	73,300	100,971
Yangzijiang Financial Holding Ltd. (a)	707,800	155,000
Yangzijiang Shipbuilding Holdings Ltd.	763,600	647,302
Yanlord Land Group Ltd.	174,900	106,872
TOTAL SINGAPORE		14,013,555
Spain - 1.8%
Acerinox SA	60,041	525,831
Almirall SA	21,763	202,921
Applus Services SA	42,182	249,701
Atresmedia Corporacion de Medios de Comunicacion SA (c)	26,238	75,715
Audax Renovables SA (a)(c)	40,300	29,372
Banco de Sabadell SA	1,663,651	1,308,048
Bankinter SA	199,428	1,205,370
Cie Automotive SA	14,578	370,829
Compania de Distribucion Integral Logista Holdings SA	19,635	406,326
Construcciones y Auxiliar de Ferrocarriles	5,611	146,390
Corporacion Financiera Alba SA	5,217	232,007
Distribuidora Internacional de Alimentacion SA (a)	4,254,221	51,712
Ebro Foods SA	20,646	321,966
eDreams ODIGEO SA (a)	18,760	77,866
Ence Energia y Celulosa SA	40,449	138,469
Faes Farma SA	91,676	345,634
Fluidra SA	28,941	392,691
Gestamp Automocion SA (d)	51,286	180,230
Global Dominion Access SA (d)	23,552	86,351
Grenergy Renovables SA (a)	3,326	102,552
Grupo Catalana Occidente SA	12,475	339,032
Indra Sistemas SA	41,734	373,255
Inmobiliaria Colonial SA	87,777	462,788
Laboratorios Farmaceuticos ROVI SA	5,800	263,780
Lar Espana Real Estate Socimi SA	15,825	61,696
Linea Directa Aseguradora SA Compania de Seguros y Reaseguros	194,402	182,224
MAPFRE SA (Reg.)	272,362	466,996
Mediaset Espana Comunicacion SA (a)	17,915	55,663
Melia Hotels International SA (a)	36,190	168,094
Merlin Properties Socimi SA	97,194	823,165
Miquel y Costas & Miquel SA	4,055	42,959
Neinor Homes SLU (d)	8,249	65,787
Pharma Mar SA	4,332	259,520
Prosegur Cash SA (d)	88,530	53,194
Prosegur Compania de Seguridad SA (Reg.)	55,991	104,414
Sacyr SA	115,347	282,927
Solaria Energia y Medio Ambiente SA (a)	22,177	350,663
Soltec Power Holdings SA (a)	10,713	45,165
Talgo SA (c)(d)	20,400	56,550
Tecnicas Reunidas SA (a)(c)	9,954	71,073
Unicaja Banco SA (d)	430,678	381,353
Viscofan Envolturas Celulosicas SA	11,698	696,523
TOTAL SPAIN		12,056,802
Sweden - 5.2%
AAK AB	53,650	782,311
AcadeMedia AB (d)	25,621	109,666
Addlife AB	33,120	309,566
AddTech AB (B Shares)	76,915	930,682
AFRY AB (B Shares)	27,412	368,185
Alimak Group AB (d)	10,446	65,564
Alleima AB (a)	64,000	218,063
Ambea AB (d)	21,190	74,886
Arjo AB	63,870	254,874
Atrium Ljungberg AB (B Shares)	13,572	181,555
Attendo AB (a)(d)	31,314	64,606
Avanza Bank Holding AB (c)	36,841	735,739
Axfood AB	32,009	792,601
Beijer Alma AB (B Shares)	13,470	188,364
Beijer Ref AB (B Shares)	73,347	1,137,951
Betsson AB (B Shares)	33,840	246,417
BHG Group AB (a)	29,045	48,719
BICO Group AB (a)(c)	12,137	46,608
Bilia AB (A Shares)	21,221	224,872
Billerud AB	66,967	864,896
BioArctic AB (a)(d)	9,666	201,703
BioGaia AB	25,799	204,454
Biotage AB (A Shares)	19,507	320,134
Bonava AB	23,345	68,336
Boozt AB (a)(c)(d)	15,532	113,383
Bravida Holding AB (d)	60,225	564,548
Bufab AB	7,868	148,578
Bure Equity AB	16,398	316,934
Calliditas Therapeutics AB (a)	9,216	70,114
Camurus AB (a)	9,028	209,486
Castellum AB	75,471	863,311
Catena AB	10,007	340,237
Cellavision AB	4,629	86,784
Cibus Nordic Real Estate AB	13,053	178,336
Cint Group AB (a)(c)	44,023	232,451
Clas Ohlson AB (B Shares)	11,775	78,651
Cloetta AB	58,778	107,429
Collector Bank AB (a)	17,983	43,959
Coor Service Management Holding AB (d)	28,271	150,173
Corem Property Group AB	165,710	103,257
Creades AB (A Shares)	16,527	110,991
Dios Fastigheter AB	25,610	168,279
Dometic Group AB (d)	94,039	538,792
Duni AB (a)	9,772	65,759
Dustin Group AB (d)	21,866	91,098
Electrolux Professional AB	70,180	265,053
Elekta AB (B Shares)	108,992	553,785
Fabege AB	78,467	569,819
Fagerhult AB	26,060	103,851
Fingerprint Cards AB (a)(c)	81,888	38,774
Fortnox AB	144,208	613,928
Garo AB	9,645	97,313
Granges AB	31,240	211,215
Hemnet Group AB	15,498	192,581
Hexatronic Group AB	47,301	641,322
HEXPOL AB (B Shares)	78,125	771,259
HMS Networks AB	8,390	215,958
Hufvudstaden AB (A Shares)	33,461	398,821
Humble Group AB (a)	53,708	40,982
Instalco AB	53,842	215,613
Intrum AB	21,615	272,312
Investment AB Oresund	8,125	84,332
INVISIO AB	11,824	175,627
Inwido AB	17,388	156,223
JM AB (B Shares)	15,481	233,311
K-Fast Holding AB (a)	17,937	36,877
Know IT AB	7,690	153,087
Lime Technologies AB	3,123	57,079
Lindab International AB	22,280	237,103
Loomis AB (B Shares)	22,295	623,142
Meko AB	11,587	109,456
MIPS AB	7,738	250,477
Modern Times Group MTG AB (B Shares)	29,204	218,768
Munters Group AB (d)	37,912	295,812
Mycronic AB	21,777	342,398
NCC AB (B Shares)	24,091	200,846
New Wave Group AB (B Shares)	12,539	174,323
Nobia AB	38,785	64,670
Nolato AB (B Shares)	60,631	255,897
Nordnet AB	40,692	504,909
Note AB (a)	5,123	74,053
Nyfosa AB	48,084	287,210
OX2 AB (a)	24,347	168,029
Pandox AB (a)	27,683	338,980
Paradox Interactive AB	9,499	163,978
Peab AB	54,198	281,269
Platzer Fastigheter Holding AB	17,889	110,984
PowerCell Sweden AB (a)	14,022	154,301
Ratos AB (B Shares)	60,171	225,453
Re:NewCell AB (a)	6,829	35,718
Resurs Holding AB (d)	38,867	84,484
RVRC Holding AB	11,614	28,779
Saab AB (B Shares)	21,699	766,851
Samhallsbyggnadsbolaget I Norden AB:
(B Shares) (c)	310,298	426,613
(D Shares)	48,104	79,119
Scandic Hotels Group AB (a)(d)	45,529	144,448
Sdiptech AB (a)	8,874	171,192
Sectra AB (B Shares)	40,021	530,656
Sedana Medical AB (a)(c)	21,822	39,528
Sinch AB (a)(c)(d)	160,923	378,871
SkiStar AB	12,308	117,827
SSAB AB:
(A Shares)	74,524	358,675
(B Shares)	186,062	865,162
Stillfront Group AB (a)	134,790	262,592
Storskogen Group AB	407,076	298,121
Storytel AB (a)(c)	12,002	42,394
Surgical Science Sweden AB (a)	9,900	142,835
Svolder AB (B Shares)	27,566	143,083
Sweco AB (B Shares)	63,933	480,603
Swedencare AB	25,681	88,501
Synsam Holding AB	13,194	59,271
Thule Group AB (d)	30,940	609,766
Trelleborg AB (B Shares)	71,707	1,580,110
Troax Group AB	11,664	173,251
Truecaller AB (B Shares) (c)	19,315	70,727
Vestum AB (a)	43,142	60,314
Viaplay Group AB (B Shares) (a)	21,769	397,478
Vimian Group AB (a)(c)	38,091	125,024
Vitec Software Group AB	8,552	314,159
Vitrolife AB	18,005	291,245
VNV Global AB (a)(c)	29,842	64,056
Volati AB	6,951	63,585
Wallenstam AB (B Shares)	105,005	370,711
Wihlborgs Fastigheter AB	82,064	538,115
XANO Industri AB	4,456	41,811
Xvivo Perfusion AB (a)	6,609	95,054
TOTAL SWEDEN		34,545,211
Switzerland - 4.6%
Accelleron Industries Ltd. (a)	24,000	406,971
Allreal Holding AG	4,428	634,119
ALSO Holding AG	1,905	299,443
ams-OSRAM AG (a)	81,028	459,295
APG SGA SA	396	64,659
Arbonia AG	15,616	190,258
Aryzta AG (a)	277,973	284,816
Autoneum Holding AG	835	79,802
Banque Cantonale Vaudoise	8,920	793,701
Basilea Pharmaceutica AG (a)	3,444	158,382
Belimo Holding AG (Reg.)	2,911	1,186,087
Bell Food Group AG	654	159,361
BKW AG	6,252	729,249
Bobst Group SA	745	45,756
Bossard Holding AG	1,663	330,159
Bucher Industries AG	1,969	663,445
Burckhardt Compression Holding AG	904	390,904
Burkhalter Holding AG	1,816	141,457
Bystronic AG	409	234,858
Cembra Money Bank AG	8,862	642,514
COLTENE Holding AG	796	63,674
Comet Holding AG	2,297	366,566
Daetwyler Holdings AG	2,237	397,202
DKSH Holding AG	10,577	762,102
Dorma Kaba Holding AG	867	275,334
Dottikon ES Holding AG (a)	837	193,922
Dufry AG (a)	21,480	708,572
EFG International	26,779	219,292
Emmi AG	633	505,085
Flughafen Zuerich AG (a)	5,914	917,797
Forbo Holding AG (Reg.)	292	353,427
Galenica AG (d)	14,791	1,062,039
Georg Fischer AG (Reg.)	24,250	1,342,850
Gurit-Heberlein AG (Bearer) (c)	1,102	101,798
Helvetia Holding AG (Reg.)	10,972	1,089,146
Huber+Suhner AG	4,776	425,445
Idorsia Ltd. (a)(c)	34,010	526,444
Implenia AG (a)	3,825	143,626
INFICON Holding AG	506	402,233
Interroll Holding AG	190	400,360
Intershop Holding AG	340	206,781
Kardex AG	1,826	279,001
Komax Holding AG (Reg.)	1,073	251,815
Landis+Gyr Group AG	6,404	369,013
LEM Holding SA	169	281,512
Leonteq AG	2,831	114,218
Medacta Group SA (d)	2,086	187,695
Medartis Holding AG (a)(c)(d)	1,236	96,278
Medmix AG (d)	7,393	130,237
Metall Zug AG	56	103,740
Meyer Burger Technology AG (a)(c)	710,637	340,646
Mobilezone Holding AG	12,754	202,260
Mobimo Holding AG	2,168	505,546
Molecular Partners AG (a)(c)	6,193	40,448
Montana Aerospace AG (a)(d)	6,439	73,820
OC Oerlikon Corp. AG (Reg.)	54,940	354,708
Orior AG	1,947	135,717
Peach Property Group AG (c)	2,724	57,943
PolyPeptide Group AG (d)	4,420	128,537
PSP Swiss Property AG	13,549	1,447,788
Rieter Holding AG (Reg.)	675	56,152
Schweiter Technologies AG	295	197,678
Sensirion Holding AG (a)(d)	2,763	251,646
SFS Group AG	5,745	519,222
Siegfried Holding AG	1,182	703,522
Softwareone Holding AG	28,087	316,114
St.Galler Kantonalbank AG	883	415,773
Stadler Rail AG	14,776	435,304
Sulzer AG (Reg.)	5,557	370,430
Swiss Steel Holding AG (a)	234,259	52,637
Swissquote Group Holding SA	2,947	349,043
Tecan Group AG	3,767	1,382,130
TX Group AG	792	109,940
u-blox Holding AG	2,008	205,743
V-ZUG Holding AG (a)	654	47,220
Valiant Holding AG	4,656	456,138
Vetropack Holding AG	3,571	114,118
Vontobel Holdings AG	8,393	472,727
Ypsomed Holding AG	1,122	180,623
Zehnder Group AG	2,858	154,124
Zur Rose Group AG (a)(c)	2,873	77,639
TOTAL SWITZERLAND		30,327,776
United Kingdom - 13.3%
A.G. Barr PLC	28,549	147,003
Abcam PLC (a)	64,260	994,703
Advanced Medical Solutions Group PLC	64,413	201,662
Airtel Africa PLC (d)	277,987	360,558
AJ Bell PLC	90,648	337,646
Alliance Pharma PLC	153,037	109,163
Alpha FX Group PLC	9,339	203,489
Alphawave IP Group PLC (a)	80,447	104,065
AO World PLC (a)(c)	126,338	64,763
Argo Blockchain PLC (a)(c)	142,237	12,793
Ascential PLC (a)	129,822	285,849
Ashmore Group PLC	136,294	322,607
ASOS PLC (a)(c)	20,582	133,005
Assura PLC	872,525	559,842
Aston Martin Lagonda Global Holdings PLC (a)(d)	103,465	125,298
Auction Technology Group PLC (a)	26,655	228,343
Avacta Group PLC (a)(c)	75,885	109,651
Avacta Group PLC rights (a)	623	221
Avon Protection PLC	8,978	107,078
Babcock International Group PLC (a)	74,720	236,159
Bakkavor Group PLC (d)	53,067	55,380
Balfour Beatty PLC	187,410	641,756
Bank of Georgia Group PLC	10,822	263,727
Beazley PLC	180,320	1,291,410
Bellway PLC	36,546	777,448
Biffa PLC (d)	90,341	426,223
Big Yellow Group PLC	51,684	667,394
Bodycote PLC	56,436	320,756
Bridgepoint Group Holdings Ltd. (d)	194,926	445,517
Britvic PLC	79,473	663,041
Bytes Technology Group PLC	63,515	261,638
Capita Group PLC (a)	495,625	138,117
Capital & Counties Properties PLC	213,122	261,761
Capricorn Energy PLC (a)	96,118	272,925
Carnival PLC (a)	43,497	345,599
Central Asia Metals PLC	52,644	129,498
Centrica PLC	1,748,980	1,536,791
Ceres Power Holdings PLC (a)(c)	36,990	139,053
Chemring Group PLC	83,719	289,947
Cineworld Group PLC (a)(c)	284,834	7,748
Civitas Social Housing PLC	182,609	124,812
Clarkson PLC	8,096	256,716
Close Brothers Group PLC	44,452	500,600
CLS Holdings PLC	53,930	88,688
CMC Markets PLC (d)	39,075	110,012
Coats Group PLC	427,799	296,813
Computacenter PLC	23,629	490,469
ContourGlobal PLC (d)	59,264	171,949
ConvaTec Group PLC (d)	483,099	1,207,759
Countryside Partnerships PLC (a)(c)(d)	141,674	345,415
Craneware PLC	7,876	167,096
Cranswick PLC	15,687	535,018
Crest Nicholson Holdings PLC	76,601	177,449
Currys PLC	319,693	239,039
Custodian (REIT) PLC	124,569	126,427
CVS Group PLC	20,984	455,059
Darktrace PLC (a)	62,382	255,754
Dechra Pharmaceuticals PLC	32,076	963,761
Deliveroo PLC Class A (a)(d)	261,710	261,592
Derwent London PLC	29,889	741,748
Diploma PLC	36,851	1,050,602
Direct Line Insurance Group PLC	392,924	909,321
Diversified Gas & Oil PLC	250,359	361,187
Domino's Pizza UK & IRL PLC	119,068	308,870
Dr. Martens Ltd.	177,392	506,142
Drax Group PLC	118,528	708,184
DS Smith PLC	406,069	1,351,403
Dunelm Group PLC	32,869	326,808
easyJet PLC (a)	89,609	358,028
Elementis PLC (a)	173,672	184,230
EMIS Group PLC	16,824	358,478
Empiric Student Property PLC	179,786	169,066
Energean PLC	36,852	604,767
EnQuest PLC (a)	449,318	139,125
Ergomed PLC (a)	11,720	164,780
Essentra PLC	88,876	229,327
Euromoney Institutional Invest	32,297	536,313
FD Technologies PLC (a)	7,062	108,847
Ferrexpo PLC	87,750	102,745
Fever-Tree Drinks PLC	31,045	340,181
Firstgroup PLC (c)	220,739	266,307
Forterra PLC (d)	66,177	165,824
Frasers Group PLC (a)	50,289	373,422
Frontier Developments PLC (a)(c)	6,967	105,944
Future PLC	33,962	474,382
Games Workshop Group PLC	9,687	710,979
Gamma Communications PLC	24,152	294,702
GB Group PLC	70,695	308,240
Genuit Group PLC	73,130	214,276
Genus PLC	19,443	569,471
Grainger Trust PLC	219,290	570,864
Great Portland Estates PLC	63,650	375,188
Greatland Gold PLC (a)	1,207,863	109,152
Greggs PLC	30,169	698,184
Halfords Group PLC	65,113	131,646
Hammerson PLC	1,088,786	238,799
Harbour Energy PLC	136,996	593,707
Hays PLC	493,710	622,239
Helical PLC	32,816	124,190
Helios Towers PLC (a)	216,370	311,407
Hill & Smith Holdings PLC	23,577	267,136
Hochschild Mining PLC	91,103	55,738
Home (REIT) PLC	235,236	226,875
HomeServe PLC	89,602	1,218,681
Hotel Chocolat Group Ltd. (a)	17,832	30,061
Howden Joinery Group PLC	172,102	1,014,464
Hunting PLC	41,592	127,591
Ibstock PLC (d)	120,016	214,021
IG Group Holdings PLC	121,290	1,106,504
IMI PLC	76,957	1,083,763
Impact Healthcare REIT PLC	90,807	109,136
Impax Asset Management Group PLC	25,712	197,560
Inchcape PLC	112,766	962,141
Indivior PLC (a)	41,529	790,106
IntegraFin Holdings PLC	87,972	254,233
Intermediate Capital Group PLC	85,964	1,046,957
International Distributions Services PLC	228,528	530,180
Investec PLC	205,730	1,034,558
IP Group PLC	303,912	205,631
ITM Power PLC (a)(c)	127,124	120,507
ITV PLC	1,071,646	823,406
J.D. Wetherspoon PLC (a)	28,741	148,650
Jet2 PLC (a)	47,665	464,520
John Wood Group PLC (a)	205,067	329,004
Johnson Service Group PLC	132,629	140,996
Judges Scientific PLC	1,602	127,500
Jupiter Fund Management PLC	129,663	154,348
Just Group PLC	304,637	202,627
Kainos Group PLC	23,860	338,476
Keller Group PLC	21,633	155,799
Keywords Studios PLC	21,505	594,353
Kier Group PLC (a)	130,511	89,503
Learning Technologies Group PLC	176,326	217,579
Liontrust Asset Management PLC	19,118	187,235
Londonmetric Properity PLC	277,651	595,109
Luceco PLC (d)	25,352	22,968
LXI REIT PLC	557,527	778,755
Marks & Spencer Group PLC (a)	579,188	700,745
Marlowe PLC (a)	23,952	219,745
Marshalls PLC	67,140	194,338
Marston's PLC (a)	186,307	74,908
Mediclinic International PLC (London)	119,576	680,164
Micro Focus International PLC	99,271	591,917
Mitchells & Butlers PLC (a)	78,458	104,552
Mitie Group PLC	422,158	345,669
Moneysupermarket.com Group PLC	158,084	332,487
Moonpig Group PLC (a)	66,249	104,617
Morgan Advanced Materials PLC	83,863	236,588
Morgan Sindall PLC	12,268	216,662
National Express Group PLC Class L (a)	154,018	298,854
NCC Group Ltd.	91,194	208,117
Network International Holdings PLC (a)(d)	149,287	556,408
Next Fifteen Communications Group PLC	24,566	247,353
Ninety One PLC	119,229	278,386
Numis Corp. PLC	17,979	37,360
On The Beach Group PLC (a)(d)	50,265	59,604
OSB Group PLC	132,575	630,650
Oxford BioMedica PLC (a)	21,203	78,661
Oxford Nanopore Technologies Ltd.	97,518	293,563
Pagegroup PLC	97,085	470,065
Pan African Resources PLC	526,614	102,183
Pantheon Resources PLC (a)	213,691	245,306
Paragon Banking Group PLC	72,389	355,307
Pennon Group PLC	78,350	752,509
Pets At Home Group PLC	147,686	487,436
Polar Capital Holdings PLC	20,883	100,704
Premier Foods PLC	189,667	225,340
Primary Health Properties PLC	378,546	482,303
Provident Financial PLC	71,881	134,613
PZ Cussons PLC Class L	70,426	161,529
QinetiQ Group PLC	171,232	705,750
Quilter PLC (d)	394,570	437,380
Rank Group PLC (a)	61,199	36,776
Rathbone Brothers PLC	17,399	373,922
Reach PLC	88,940	93,684
Redde Northgate PLC	68,742	262,515
Redrow PLC	88,659	425,608
Renewi PLC (a)	23,469	142,376
Renishaw PLC	10,774	432,694
Restore PLC	36,729	151,635
Rightmove PLC	250,354	1,409,792
Rotork PLC	253,450	744,662
RS GROUP PLC	139,229	1,530,416
RWS Holdings PLC	92,214	323,810
S4 Capital PLC (a)	82,863	166,963
Sabre Insurance Group PLC (d)	74,557	76,781
Safestore Holdings PLC	62,386	646,402
Saga PLC (a)	30,971	30,510
Savills PLC	42,636	403,628
Senior Engineering Group PLC	123,964	184,810
Serco Group PLC	359,458	673,578
Serica Energy PLC	60,286	207,408
Shaftesbury PLC	56,490	238,141
SIG PLC (a)	210,636	75,004
Smart Metering Systems PLC	37,344	313,487
Softcat PLC	38,309	492,047
Solgold PLC (a)	339,610	62,314
Spectris PLC	32,262	1,117,341
Spire Healthcare Group PLC (a)(d)	83,463	207,702
Spirent Communications PLC	179,891	536,377
SSP Group PLC (a)	235,431	546,194
SThree PLC	37,654	160,636
Supermarket Income (REIT) PLC	366,225	430,487
Synthomer PLC	110,159	142,122
Target Healthcare (REIT) PLC	184,828	183,770
Tate & Lyle PLC	118,944	956,199
TBC Bank Group PLC	12,338	266,571
Team17 Group PLC (a)	32,178	152,220
Telecom Plus PLC	18,653	454,564
The Gym Group PLC (a)(d)	46,622	61,807
The PRS REIT PLC	155,922	157,354
The Restaurant Group PLC (a)	224,723	81,953
The Weir Group PLC	76,800	1,340,930
THG PLC (a)	215,623	131,551
TI Fluid Systems PLC (d)	100,763	160,390
TORM PLC	8,433	225,871
Trainline PLC (a)(d)	142,262	542,787
Travis Perkins PLC	62,877	593,299
Tritax Big Box REIT PLC	553,260	890,173
Trustpilot Group PLC (a)(d)	67,148	83,705
Tullow Oil PLC (a)	341,872	158,784
Tyman PLC	57,083	125,819
Unite Group PLC	100,669	1,028,635
Urban Logistics REIT PLC	138,459	208,802
Vesuvius PLC	64,589	251,248
Victoria PLC (a)(c)	19,196	110,950
Victrex PLC	25,765	488,417
Virgin Money UK PLC	383,783	599,007
Vistry Group PLC	65,751	454,682
Volex PLC	35,740	101,442
Volution Group PLC	58,135	206,008
Warehouse (REIT) PLC	118,091	162,512
Watkin Jones PLC	68,693	73,735
WH Smith PLC (a)	38,705	522,434
Wickes Group PLC	77,355	112,485
Wincanton PLC	37,210	140,392
Workspace Group PLC	42,461	199,354
YouGov PLC	31,300	320,900
Young & Co.'s Brewery PLC Class A	6,771	73,146
TOTAL UNITED KINGDOM		88,553,292
United States of America - 0.1%
5E Advanced Materials, Inc. unit (a)	76,056	97,785
Coronado Global Resources, Inc. unit (d)	222,902	265,197
Fiverr International Ltd. (a)	9,246	286,164
Nano-X Imaging Ltd. (a)(c)	11,563	164,195
TDCX, Inc. ADR	6,541	84,641
TOTAL UNITED STATES OF AMERICA		897,982
TOTAL COMMON STOCKS (Cost $949,637,348)		649,153,002

Nonconvertible Preferred Stocks - 0.2%
	Shares	Value ($)
Germany - 0.2%
Draegerwerk AG & Co. KGaA (non-vtg.)	2,635	106,115
Einhell Germany AG	502	68,859
Fuchs Petrolub AG	20,637	591,441
Jungheinrich AG	14,144	351,961
Sixt SE Preference Shares	4,849	282,729
Sto SE & Co. KGaA	762	98,197
TOTAL GERMANY		1,499,302
Italy - 0.0%
Danieli & C. Officine Meccaniche SpA	12,641	173,645
TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $2,541,424)		1,672,947

Government Obligations - 0.1%
	Principal Amount (e)	Value ($)
United States of America - 0.1%
U.S. Treasury Bills, yield at date of purchase 1.23% 1/26/23 (f) (Cost $498,549)	500,000	495,237

Money Market Funds - 4.0%
	Shares	Value ($)
Fidelity Cash Central Fund 3.10% (g)	5,134,811	5,135,838
Fidelity Securities Lending Cash Central Fund 3.10% (g)(h)	21,278,511	21,280,639
TOTAL MONEY MARKET FUNDS (Cost $26,416,477)		26,416,477

TOTAL INVESTMENT IN SECURITIES - 102.0% (Cost $979,093,798)	677,737,663
NET OTHER ASSETS (LIABILITIES) - (2.0)%	(13,557,458)
NET ASSETS - 100.0%	664,180,205

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Equity Index Contracts
ICE E-mini MSCI EAFE Index Contracts (United States)	154	Dec 2022	13,520,430	(429,936)	(429,936)

The notional amount of futures purchased as a percentage of Net Assets is 2.0%

Categorizations in the Schedule of Investments are based on country or territory of incorporation.

Legend

(a)	Non-income producing
(b)	Level 3 security
(c)	Security or a portion of the security is on loan at period end.
(d)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $26,199,317 or 3.9% of net assets.

(e)	Amount is stated in United States dollars unless otherwise noted.
(f)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $495,237.
(g)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(h)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 3.10%	93,755	195,891,446	190,849,363	26,621	-	-	5,135,838	0.0%
Fidelity Securities Lending Cash Central Fund 3.10%	14,261,475	83,133,182	76,114,018	795,691	-	-	21,280,639	0.1%
Total	14,355,230	279,024,628	266,963,381	822,312	-	-	26,416,477

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

The following is a summary of the inputs used, as of October 31, 2022, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Equities:
Communication Services	26,201,701	24,683,477	1,518,224	-
Consumer Discretionary	77,790,073	76,735,902	1,054,171	-
Consumer Staples	40,736,056	40,736,056	-	-
Energy	19,959,282	19,959,282	-	-
Financials	77,168,850	77,168,850	-	-
Health Care	44,764,934	43,150,944	1,613,990	-
Industrials	146,574,800	145,622,872	946,316	5,612
Information Technology	59,215,383	58,610,673	604,710	-
Materials	64,018,320	63,555,113	34,373	428,834
Real Estate	73,660,960	73,660,960	-	-
Utilities	20,735,590	20,735,590	-	-

Government Obligations	495,237	-	495,237	-

Money Market Funds	26,416,477	26,416,477	-	-
Total Investments in Securities:	677,737,663	671,036,196	6,267,021	434,446
Derivative Instruments:

Liabilities
Futures Contracts	(429,936)	(429,936)	-	-
Total Liabilities	(429,936)	(429,936)	-	-
Total Derivative Instruments:	(429,936)	(429,936)	-	-

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of October 31, 2022. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset ($)	Liability ($)
Equity Risk
Futures Contracts (a)	0	(429,936)
Total Equity Risk	0	(429,936)
Total Value of Derivatives	0	(429,936)

(a)Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).

Financial Statements
Statement of Assets and Liabilities
		October 31, 2022

Assets
Investment in securities, at value (including securities loaned of $17,161,396) - See accompanying schedule:
Unaffiliated issuers (cost $952,677,321)	$651,321,186
Fidelity Central Funds (cost $26,416,477)	26,416,477

Total Investment in Securities (cost $979,093,798)		$677,737,663
Segregated cash with brokers for derivative instruments		239,155
Foreign currency held at value (cost $6,527,910)		6,514,042
Receivable for investments sold		165,734
Receivable for fund shares sold		26,546
Dividends receivable		1,786,076
Reclaims receivable		649,671
Interest receivable		336
Distributions receivable from Fidelity Central Funds		65,009
Prepaid expenses		1,120
Total assets		687,185,352
Liabilities
Payable to custodian bank	$1,141,500
Payable for investments purchased	234,689
Payable for fund shares redeemed	64,456
Accrued management fee	72,446
Payable for daily variation margin on futures contracts	123,200
Other payables and accrued expenses	88,217
Collateral on securities loaned	21,280,639
Total Liabilities		23,005,147
Net Assets		$664,180,205
Net Assets consist of:
Paid in capital		$974,693,752
Total accumulated earnings (loss)		(310,513,547)
Net Assets		$664,180,205
Net Asset Value , offering price and redemption price per share ($664,180,205 ÷ 95,396,212 shares)		$6.96

Statement of Operations
		Year ended October 31, 2022
Investment Income
Dividends		$26,003,614
Interest		3,728
Income from Fidelity Central Funds (including $795,691 from security lending)		822,312
Income before foreign taxes withheld		26,829,654
Less foreign taxes withheld		(2,745,728)
Total Income		24,083,926
Expenses
Management fee	$817,400
Custodian fees and expenses	187,089
Independent trustees' fees and expenses	2,767
Registration fees	43,814
Audit	59,028
Legal	748
Interest	4,203
Miscellaneous	2,655
Total expenses before reductions	1,117,704
Expense reductions	(293,938)
Total expenses after reductions		823,766
Net Investment income (loss)		23,260,160
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	(22,860,029)
Foreign currency transactions	(1,241,836)
Futures contracts	(2,043,556)
Total net realized gain (loss)		(26,145,421)
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	(296,538,250)
Assets and liabilities in foreign currencies	(60,653)
Futures contracts	(470,388)
Total change in net unrealized appreciation (depreciation)		(297,069,291)
Net gain (loss)		(323,214,712)
Net increase (decrease) in net assets resulting from operations		$(299,954,552)
Statement of Changes in Net Assets

	Year ended October 31, 2022	For the period May 27, 2021 (commencement of operations) through October 31, 2021
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$23,260,160	$6,621,817
Net realized gain (loss)	(26,145,421)	(237,459)
Change in net unrealized appreciation (depreciation)	(297,069,291)	(4,830,874)
Net increase (decrease) in net assets resulting from operations	(299,954,552)	1,553,484
Distributions to shareholders	(11,052,522)	-
Share transactions
Proceeds from sales of shares	175,719,119	883,521,251
Reinvestment of distributions	11,052,043	-
Cost of shares redeemed	(85,002,656)	(11,655,962)
Net increase (decrease) in net assets resulting from share transactions	101,768,506	871,865,289
Total increase (decrease) in net assets	(209,238,568)	873,418,773

Net Assets
Beginning of period	873,418,773	-
End of period	$664,180,205	$873,418,773

Other Information
Shares
Sold	18,306,524	87,430,958
Issued in reinvestment of distributions	1,147,668	-
Redeemed	(10,341,740)	(1,147,198)
Net increase (decrease)	9,112,452	86,283,760

Financial Highlights
Fidelity® SAI International Small Cap Index Fund

Years ended October 31,	2022	2021 A
Selected Per-Share Data
Net asset value, beginning of period	$10.12	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.24	.09
Net realized and unrealized gain (loss)	(3.27)	.03 D
Total from investment operations	(3.03)	.12
Distributions from net investment income	(.13)	-
Total distributions	(.13)	-
Net asset value, end of period	$6.96	$10.12
Total Return E,F	(30.31)%	1.20%
Ratios to Average Net Assets C,G,H
Expenses before reductions	.14%	.19% I,J
Expenses net of fee waivers, if any	.10%	.10% I
Expenses net of all reductions	.10%	.10% I
Net investment income (loss)	2.85%	2.00% I
Supplemental Data
Net assets, end of period (000 omitted)	$664,180	$873,419
Portfolio turnover rate K	20%	1% L

A For the period May 27, 2021 (commencement of operations) through October 31, 2021.

B Calculated based on average shares outstanding during the period.

C Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

D The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

E Total returns for periods of less than one year are not annualized.

F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

G Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

I Annualized.

J Audit fees are not annualized.

K Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

L Amount not annualized.

Notes to Financial Statements
For the period ended October 31, 2022

1. Organization.
Fidelity SAI International Small Cap Index Fund (the Fund) is a fund of Fidelity Concord Street Trust (the Trust) and is authorized to issue an unlimited number of shares. Shares are offered exclusively to certain clients of Fidelity Management & Research Company LLC (FMR) or its affiliates. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense Ratio A
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%
A   Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies . The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices.   When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of October 31, 2022, is included at the end of the Fund's Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. Any withholding tax reclaims income is included in the Statement of Operations in foreign taxes withheld. Any receivables for withholding tax reclaims are included in the Statement of Assets and Liabilities in reclaims receivable. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of October 31, 2022, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.   Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. In addition, the Fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to   futures contracts, foreign currency transactions, passive foreign investment companies (PFIC), partnerships, capital loss carryforwards and   losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$18,846,357
Gross unrealized depreciation	(324,926,736)
Net unrealized appreciation (depreciation)	$(306,080,379)
Tax Cost	$983,818,042

The tax-based components of distributable earnings as of period end were as follows:

Undistributed ordinary income	$17,801,951
Capital loss carryforward	$(22,121,024)
Net unrealized appreciation (depreciation) on securities and other investments	$(306,194,473)

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of fiscal period end and is subject to adjustment.

Short-term	$(21,711,323)
Long-term	(409,701)
Total capital loss carryforward	$(22,121,024)

The tax character of distributions paid was as follows:

	October 31, 2022	October 31, 2021 A
Ordinary Income	$ 11,052,522	$-
A For the period May 27, 2021 (commencement of operations) through October 31,2021.

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.

4. Derivative Instruments.
Risk Exposures and the Use of Derivative Instruments. The Fund's investment objectives allow for various types of derivative instruments, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

Derivatives were used to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the objectives may not be achieved.

Derivatives were used to increase or decrease exposure to the following risk(s):

Equity Risk
Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Funds are also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that a fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to a fund. Counterparty credit risk related to exchange-traded contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. Futures contracts were used to manage exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end, and is representative of volume of activity during the period unless an average notional amount is presented. Any securities deposited to meet initial margin requirements are identified in the Schedule of Investments. Any cash deposited to meet initial margin requirements is presented as segregated cash with brokers for derivative instruments in the Statement of Assets and Liabilities.

5. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity SAI International Small Cap Index Fund	287,439,941	165,554,042

6. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee that is based on an annual rate of .10% of the Fund's average net assets.

Sub-Adviser. Geode Capital Management, LLC (Geode), serves as sub-adviser for the Fund. Geode provides discretionary investment advisory services to the Fund and is paid by the investment adviser for providing these services.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the Fund, along with other registered investment companies having management contracts with Fidelity Management & Research Company LLC (FMR), or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. Activity in this program during the period for which loans were outstanding was as follows:

	Borrower or Lender	Average Loan Balance	Weighted Average Interest Rate	Interest Expense
Fidelity SAI International Small Cap Index Fund	Borrower	$13,037,429	1.06%	$2,692

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. During the period, there were no interfund trades.

7. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Miscellaneous expenses on the Statement of Operations, and are listed below. During the period, there were no borrowings on this line of credit.

Amount
Fidelity SAI International Small Cap Index Fund	$734

8. Security Lending.
Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, a fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS	Security Lending Income From Securities Loaned to NFS	Value of Securities Loaned to NFS at Period End
Fidelity SAI International Small Cap Index Fund	$83,319	$291	$-
9. Bank Borrowings.
The Fund is permitted to have bank borrowings for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity requirements. The Fund has established borrowing arrangements with certain banks. The interest rate on the borrowings is the bank's base rate, as revised from time to time. Any open loans, including accrued interest, at period end are presented under the caption "Notes payable" in the Statement of Assets and Liabilities, if applicable. Activity in this program during the period for which loans were outstanding was as follows:
	Average Loan Balance	Weighted Average Interest Rate	Interest Expense
Fidelity SAI International Small Cap Index Fund	$ 1,806,133	2.01%	$1,511

10. Expense Reductions.
The investment adviser contractually agreed to reimburse the Fund to the extent annual operating expenses exceeded .10% of average net assets.   This reimbursement will remain in place through February 29, 2024. Some expenses, for example the compensation of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses, are excluded from this reimbursement. During the period this reimbursement reduced the Fund's expenses by $293,938.

11. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.

At the end of the period, the following mutual funds managed by the investment adviser or its affiliates were the owners of record of 10% or more of the total outstanding shares.

	Strategic Advisers Fidelity International Fund	Strategic Advisers International Fund
Fidelity SAI International Small Cap Index Fund	67%	16%

Mutual funds managed by the investment adviser or its affiliates, in aggregate, were the owners of record of more than 20% of the total outstanding shares.

Fund	% of shares held
Fidelity SAI International Small Cap Index Fund	83%

12. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as pandemics, epidemics, outbreaks of infectious diseases, war, terrorism, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer.
Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Fidelity Concord Street Trust and the Shareholders of Fidelity SAI International Small Cap Index Fund:
Opinion on the Financial Statements and Financial Highlights
We have audited the accompanying statement of assets and liabilities of Fidelity SAI International Small Cap Index Fund (the "Fund"), a fund of Fidelity Concord Street Trust, including the schedule of investments, as of October 31, 2022, the related statement of operations for the year then ended, the statement of changes in net assets and the financial highlights for the year then ended and for the period from May 27, 2021 (commencement of operations) through October 31, 2021, and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of October 31, 2022, the results of its operations for the year then ended, and the changes in its net assets and the financial highlights for the year then ended and for the period from May 27, 2021 (commencement of operations) through October 31, 2021, in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on the Fund's financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of October 31, 2022, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/ Deloitte & Touche LLP
Boston, Massachusetts
December 16, 2022

We have served as the auditor of one or more of the Fidelity investment companies since 1999.
Trustees and Officers
TRUSTEES AND OFFICERS
The Trustees, Members of the Advisory Board (if any), and officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, oversee management of the risks associated with such activities and contractual arrangements, and review the fund's performance. Except for Jonathan Chiel, each of the Trustees oversees 316 funds. Mr. Chiel oversees 184 funds.
The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person (as defined in the 1940 Act) of the trust and the fund is referred to herein as an Independent Trustee. Each Independent Trustee shall retire not later than the last day of the calendar year in which his or her 75th birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. Officers and Advisory Board Members hold office without limit in time, except that any officer or Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.
The fund's Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-544-3455.
Experience, Skills, Attributes, and Qualifications of the Trustees.   The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.
In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing the fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the fund, is provided below.
Board Structure and Oversight Function. Robert A. Lawrence is an interested person and currently serves as Chair. The Trustees have determined that an interested Chair is appropriate and benefits shareholders because an interested Chair has a personal and professional stake in the quality and continuity of services provided to the fund. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chair, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chair and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. David M. Thomas serves as Lead Independent Trustee and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.
Fidelity ® funds are overseen by different Boards of Trustees. The fund's Board oversees Fidelity's high income and certain equity funds, and other Boards oversee Fidelity's investment-grade bond, money market, asset allocation, and other equity funds. The asset allocation funds may invest in Fidelity ® funds overseen by the fund's Board. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity ® funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity ® funds overseen by each Board.
The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, the fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the fund's activities and associated risks. The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the fund's business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above. Because the day-to-day operations and activities of the fund are carried out by or through FMR, its affiliates, and other service providers, the fund's exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees. While each of the Board's committees has responsibility for overseeing different aspects of the fund's activities, oversight is exercised primarily through the Operations, Audit, and Compliance Committees. Appropriate personnel, including but not limited to the fund's Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the fund's Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate, including an annual review of Fidelity's risk management program for the Fidelity ® funds. The responsibilities of each standing committee, including their oversight responsibilities, are described further under "Standing Committees of the Trustees."
Interested Trustees*:
Correspondence intended for a Trustee who is an interested person may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.
Name, Year of Birth; Principal Occupations and Other Relevant Experience+
Jonathan Chiel (1957)
Year of Election or Appointment: 2016
Trustee
Mr. Chiel also serves as Trustee of other Fidelity ® funds. Mr. Chiel is Executive Vice President and General Counsel for FMR LLC (diversified financial services company, 2012-present). Previously, Mr. Chiel served as general counsel (2004-2012) and senior vice president and deputy general counsel (2000-2004) for John Hancock Financial Services; a partner with Choate, Hall & Stewart (1996-2000) (law firm); and an Assistant United States Attorney for the United States Attorney's Office of the District of Massachusetts (1986-95), including Chief of the Criminal Division (1993-1995). Mr. Chiel is a director on the boards of the Boston Bar Foundation and the Maimonides School.
Bettina Doulton (1964)
Year of Election or Appointment: 2021
Trustee
Ms. Doulton also serves as Trustee of other Fidelity ® funds. Prior to her retirement, Ms. Doulton served in a variety of positions at Fidelity Investments, including as a managing director of research (2006-2007), portfolio manager to certain Fidelity ® funds (1993-2005), equity analyst and portfolio assistant (1990-1993), and research assistant (1987-1990). Ms. Doulton currently owns and operates Phi Builders + Architects and Cellardoor Winery. Previously, Ms. Doulton served as a member of the Board of Brown Capital Management, LLC (2014-2018).
Robert A. Lawrence (1952)
Year of Election or Appointment: 2020
Trustee
Chair of the Board of Trustees
Mr. Lawrence also serves as Trustee of other funds. Previously, Mr. Lawrence served as a Trustee and Member of the Advisory Board of certain funds. Prior to his retirement in 2008, Mr. Lawrence served as Vice President of certain Fidelity ® funds (2006-2008), Senior Vice President, Head of High Income Division of Fidelity Management & Research Company (investment adviser firm, 2006-2008), and President of Fidelity Strategic Investments (investment adviser firm, 2002-2005).
* Determined to be an "Interested Trustee" by virtue of, among other things, his or her affiliation with the trust or various entities under common control with FMR.
+ The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for the fund.
Independent Trustees:
Correspondence intended for an Independent Trustee may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.
Name, Year of Birth; Principal Occupations and Other Relevant Experience+
Thomas P. Bostick (1956)
Year of Election or Appointment: 2021
Trustee
Lieutenant General Bostick also serves as Trustee of other Fidelity ® funds. Prior to his retirement, General Bostick (United States Army, Retired) held a variety of positions within the U.S. Army, including Commanding General and Chief of Engineers, U.S. Army Corps of Engineers (2012-2016) and Deputy Chief of Staff and Director of Human Resources, U.S. Army (2009-2012). General Bostick currently serves as a member of the Board and Finance and Governance Committees of CSX Corporation (transportation, 2020-present) and a member of the Board and Corporate Governance and Nominating Committee of Perma-Fix Environmental Services, Inc. (nuclear waste management, 2020-present). General Bostick serves as Chief Executive Officer of Bostick Global Strategies, LLC (consulting, 2016-present) and as a member of the Board of HireVue, Inc. (video interview and assessment, 2020-present). Previously, General Bostick served as a Member of the Advisory Board of certain Fidelity® funds (2021), President, Intrexon Bioengineering (2018-2020) and Chief Operating Officer (2017-2020) and Senior Vice President of the Environment Sector (2016-2017) of Intrexon Corporation (biopharmaceutical company).
Dennis J. Dirks (1948)
Year of Election or Appointment: 2005
Trustee
Mr. Dirks also serves as Trustee of other Fidelity ® funds. Prior to his retirement in May 2003, Mr. Dirks served as Chief Operating Officer and as a member of the Board of The Depository Trust & Clearing Corporation (financial markets infrastructure), President, Chief Operating Officer and a member of the Board of The Depository Trust Company (DTC), President and a member of the Board of the National Securities Clearing Corporation (NSCC), Chief Executive Officer and a member of the Board of the Government Securities Clearing Corporation and Chief Executive Officer and a member of the Board of the Mortgage-Backed Securities Clearing Corporation. Mr. Dirks currently serves as a member of the Finance Committee (2016-present) and Board (2017-present) and is Treasurer (2018-present) of the Asolo Repertory Theatre.
Donald F. Donahue (1950)
Year of Election or Appointment: 2018
Trustee
Mr. Donahue also serves as Trustee of other Fidelity ® funds. Mr. Donahue serves as President and Chief Executive Officer of Miranda Partners, LLC (risk consulting for the financial services industry, 2012-present). Previously, Mr. Donahue served as Chief Executive Officer (2006-2012), Chief Operating Officer (2003-2006) and Managing Director, Customer Marketing and Development (1999-2003) of The Depository Trust & Clearing Corporation (financial markets infrastructure). Mr. Donahue currently serves as a member (2007-present) and Co-Chairman (2016-present) of the Board of United Way of New York and a member of the Board of The Leadership Academy (previously NYC Leadership Academy) (2012-present). Mr. Donahue previously served as a member of the Advisory Board of certain Fidelity® funds (2015-2018).
Vicki L. Fuller (1957)
Year of Election or Appointment: 2020
Trustee
Ms. Fuller also serves as Trustee of other Fidelity ® funds. Previously, Ms. Fuller served as a member of the Advisory Board of certain Fidelity ® funds (2018-2020), Chief Investment Officer of the New York State Common Retirement Fund (2012-2018) and held a variety of positions at AllianceBernstein L.P. (global asset management, 1985-2012), including Managing Director (2006-2012) and Senior Vice President and Senior Portfolio Manager (2001-2006). Ms. Fuller currently serves as a member of the Board, Audit Committee and Nominating and Governance Committee of two Blackstone business development companies (2020-present), as a member of the Board of Treliant, LLC (consulting, 2019-present), as a member of the Advisory Board of Ariel Alternatives, LLC (private equity, 2021-present) and as a member of the Board and Chair of the Audit Committee of Gusto, Inc. (software, 2021-present). In addition, Ms. Fuller currently serves as a member of the Board of Roosevelt University (2019-present) and as a member of the Executive Board of New York University's Stern School of Business. Ms. Fuller previously served as a member of the Board, Audit Committee and Nominating and Governance Committee of The Williams Companies, Inc. (natural gas infrastructure, 2018-2021).
Patricia L. Kampling (1959)
Year of Election or Appointment: 2020
Trustee
Ms. Kampling also serves as Trustee of other Fidelity ® funds. Prior to her retirement, Ms. Kampling served as Chairman of the Board and Chief Executive Officer (2012-2019), President and Chief Operating Officer (2011-2012) and Executive Vice President and Chief Financial Officer (2010-2011) of Alliant Energy Corporation. Ms. Kampling currently serves as a member of the Board, Finance Committee and Governance, Compensation and Nominating Committee of Xcel Energy Inc. (utilities company, 2020-present) and as a member of the Board, Audit, Finance and Risk Committee and Safety, Environmental, Technology and Operations Committee and Chair of the Executive Development and Compensation Committee of American Water Works Company, Inc. (utilities company, 2019-present). In addition, Ms. Kampling currently serves as a member of the Board of the Nature Conservancy, Wisconsin Chapter (2019-present). Previously, Ms. Kampling served as a Member of the Advisory Board of certain Fidelity® funds (2020), a member of the Board, Compensation Committee and Executive Committee and Chair of the Audit Committee of Briggs & Stratton Corporation (manufacturing, 2011-2021), a member of the Board of Interstate Power and Light Company (2012-2019) and Wisconsin Power and Light Company (2012-2019) (each a subsidiary of Alliant Energy Corporation) and as a member of the Board and Workforce Development Committee of the Business Roundtable (2018-2019).
Thomas A. Kennedy (1955)
Year of Election or Appointment: 2021
Trustee
Mr. Kennedy also serves as Trustee of other Fidelity ® funds. Previously, Mr. Kennedy served as a Member of the Advisory Board of certain Fidelity ® funds (2020) and held a variety of positions at Raytheon Company (aerospace and defense, 1983-2020), including Chairman and Chief Executive Officer (2014-2020) and Executive Vice President and Chief Operating Officer (2013-2014). Mr. Kennedy currently serves as Executive Chairman of the Board of Directors of Raytheon Technologies Corporation (aerospace and defense, 2020-present). He is also a member of the Rutgers School of Engineering Industry Advisory Board (2011-present) and a member of the UCLA Engineering Dean's Executive Board (2016-present).
Oscar Munoz (1959)
Year of Election or Appointment: 2021
Trustee
Mr. Munoz also serves as Trustee of other Fidelity ® funds. Prior to his retirement, Mr. Munoz served as Executive Chairman (2020-2021), Chief Executive Officer (2015-2020), President (2015-2016) and a member of the Board (2010-2021) of United Airlines Holdings, Inc. Mr. Munoz currently serves as a member of the Board of CBRE Group, Inc. (commercial real estate, 2020-present), a member of the Board of Univision Communications, Inc. (Hispanic media, 2020-present) and a member of the Advisory Board of Salesforce.com, Inc. (cloud-based software, 2020-present). Previously, Mr. Munoz served as a Member of the Advisory Board of certain Fidelity ® funds (2021).
Garnett A. Smith (1947)
Year of Election or Appointment: 2018
Trustee
Mr. Smith also serves as Trustee of other Fidelity ® funds. Prior to his retirement, Mr. Smith served as Chairman and Chief Executive Officer (1990-1997) and President (1986-1990) of Inbrand Corp. (manufacturer of personal absorbent products). Prior to his employment with Inbrand Corp., he was employed by a retail fabric chain and North Carolina National Bank (now Bank of America). Mr. Smith previously served as a member of the Advisory Board of certain Fidelity ® funds (2012-2013).
David M. Thomas (1949)
Year of Election or Appointment: 2008
Trustee
Lead Independent Trustee
Mr. Thomas also serves as Trustee of other Fidelity ® funds. Previously, Mr. Thomas served as Executive Chairman (2005-2006) and Chairman and Chief Executive Officer (2000-2005) of IMS Health, Inc. (pharmaceutical and healthcare information solutions). Mr. Thomas currently serves as a member of the Board of Fortune Brands Home and Security (home and security products, 2004-present) and as Director (2013-present) and Non-Executive Chairman of the Board (2022-present) of Interpublic Group of Companies, Inc. (marketing communication).
Susan Tomasky (1953)
Year of Election or Appointment: 2020
Trustee
Ms. Tomasky also serves as Trustee of other Fidelity ® funds. Prior to her retirement, Ms. Tomasky served in various executive officer positions at American Electric Power Company, Inc. (1998-2011), including most recently as President of AEP Transmission (2007-2011). Ms. Tomasky currently serves as a member of the Board and Sustainability Committee and as Chair of the Audit Committee of Marathon Petroleum Corporation (2018-present) and as a member of the Board, Executive Committee, Corporate Governance Committee and Organization and Compensation Committee and as Chair of the Audit Committee of Public Service Enterprise Group, Inc. (utilities company, 2012-present) and as a member of the Board of its subsidiary company, Public Service Electric and Gas Co. (2021-present). In addition, Ms. Tomasky currently serves as a member (2009-present) and President (2020-present) of the Board of the Royal Shakespeare Company - America (2009-present), as a member of the Board of the Columbus Association for the Performing Arts (2011-present) and as a member of the Board and Kenyon in the World Committee of Kenyon College (2016-present). Previously, Ms. Tomasky served as a Member of the Advisory Board of certain Fidelity ® funds (2020), as a member of the Board of the Columbus Regional Airport Authority (2007-2020), as a member of the Board (2011-2018) and Lead Independent Director (2015-2018) of Andeavor Corporation (previously Tesoro Corporation) (independent oil refiner and marketer) and as a member of the Board of Summit Midstream Partners LP (energy, 2012-2018).
Michael E. Wiley (1950)
Year of Election or Appointment: 2020
Trustee
Mr. Wiley also serves as Trustee of other Fidelity ® funds. Previously, Mr. Wiley served as a member of the Advisory Board of certain Fidelity ® funds (2018-2020), Chairman, President and CEO of Baker Hughes, Inc. (oilfield services, 2000-2004). Mr. Wiley also previously served as a member of the Board of Andeavor Corporation (independent oil refiner and marketer, 2005-2018), a member of the Board of Andeavor Logistics LP (natural resources logistics, 2015-2018) and a member of the Board of High Point Resources (exploration and production, 2005-2020).
+ The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for the fund.
Advisory Board Members and Officers:
Correspondence intended for a Member of the Advisory Board (if any) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235. Correspondence intended for an officer or Peter S. Lynch may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210. Officers appear below in alphabetical order.
Name, Year of Birth; Principal Occupation
Peter S. Lynch (1944)
Year of Election or Appointment: 2003
Member of the Advisory Board
Mr. Lynch also serves as a Member of the Advisory Board of other Fidelity ® funds. Mr. Lynch is Vice Chairman and a Director of Fidelity Management & Research Company LLC (investment adviser firm). In addition, Mr. Lynch serves as a Trustee of Boston College and as the Chairman of the Inner-City Scholarship Fund. Previously, Mr. Lynch served as Vice Chairman and a Director of FMR Co., Inc. (investment adviser firm) and on the Special Olympics International Board of Directors (1997-2006).
Craig S. Brown (1977)
Year of Election or Appointment: 2022
Deputy Treasurer
Mr. Brown also serves as an officer of other funds. Mr. Brown serves as Assistant Treasurer of FIMM, LLC (2021-present) and is an employee of Fidelity Investments (2013-present). Previously, Mr. Brown served as Assistant Treasurer of certain Fidelity ® funds (2019-2022).
John J. Burke III (1964)
Year of Election or Appointment: 2018
Chief Financial Officer
Mr. Burke also serves as Chief Financial Officer of other funds. Mr. Burke serves as Head of Investment Operations for Fidelity Fund and Investment Operations (2018-present) and is an employee of Fidelity Investments (1998-present). Previously Mr. Burke served as head of Asset Management Investment Operations (2012-2018).
William C. Coffey (1969)
Year of Election or Appointment: 2019
Assistant Secretary
Mr. Coffey also serves as Assistant Secretary of other funds. He is Senior Vice President and Deputy General Counsel of FMR LLC (diversified financial services company, 2010-present), and is an employee of Fidelity Investments. Previously, Mr. Coffey served as Secretary and CLO of certain funds (2018-2019); CLO, Secretary, and Senior Vice President of Fidelity Management & Research Company and FMR Co., Inc. (investment adviser firms, 2018-2019); Secretary of Fidelity SelectCo, LLC and Fidelity Investments Money Management, Inc. (investment adviser firms, 2018-2019); CLO of Fidelity Management & Research (Hong Kong) Limited, FMR Investment Management (UK) Limited, and Fidelity Management & Research (Japan) Limited (investment adviser firms, 2018-2019); and Assistant Secretary of certain funds (2009-2018).
Timothy M. Cohen (1969)
Year of Election or Appointment: 2018
Vice President
Mr. Cohen also serves as Vice President of other funds. Mr. Cohen serves as Co-Head of Equity (2018-present), a Director of Fidelity Management & Research (Japan) Limited (investment adviser firm, 2016-present), and is an employee of Fidelity Investments. Previously, Mr. Cohen served as Executive Vice President of Fidelity SelectCo, LLC (2019), Head of Global Equity Research (2016-2018), Chief Investment Officer - Equity and a Director of Fidelity Management & Research (U.K.) Inc. (investment adviser firm, 2013-2015) and as a Director of Fidelity Management & Research (Hong Kong) Limited (investment adviser firm, 2017).
Jonathan Davis (1968)
Year of Election or Appointment: 2010
Assistant Treasurer
Mr. Davis also serves as an officer of other funds. Mr. Davis serves as Assistant Treasurer of FIMM, LLC (2021-present), FMR Capital, Inc. (2017-present), FD Funds GP LLC (2021-present), FD Funds Holding LLC (2021-present), and FD Funds Management LLC (2021-present); and is an employee of Fidelity Investments. Previously, Mr. Davis served as Vice President and Associate General Counsel of FMR LLC (diversified financial services company, 2003-2010).
Laura M. Del Prato (1964)
Year of Election or Appointment: 2018
Assistant Treasurer
Ms. Del Prato also serves as an officer of other funds. Ms. Del Prato serves as Assistant Treasurer of FIMM, LLC (2021-present) and is an employee of Fidelity Investments (2017-present). Previously, Ms. Del Prato served as President and Treasurer of The North Carolina Capital Management Trust: Cash Portfolio and Term Portfolio (2018-2020). Prior to joining Fidelity Investments, Ms. Del Prato served as a Managing Director and Treasurer of the JPMorgan Mutual Funds (2014-2017). Prior to JPMorgan, Ms. Del Prato served as a partner at Cohen Fund Audit Services (accounting firm, 2012-2013) and KPMG LLP (accounting firm, 2004-2012).
Colm A. Hogan (1973)
Year of Election or Appointment: 2020
Assistant Treasurer
Mr. Hogan also serves as an officer of other funds. Mr. Hogan serves as Assistant Treasurer of FIMM, LLC (2021-present) and FMR Capital, Inc. (2017-present) and is an employee of Fidelity Investments (2005-present). Previously, Mr. Hogan served as Deputy Treasurer of certain Fidelity ® funds (2016-2020) and Assistant Treasurer of certain Fidelity ® funds (2016-2018).
Pamela R. Holding (1964)
Year of Election or Appointment: 2018
Vice President
Ms. Holding also serves as Vice President of other funds. Ms. Holding serves as Co-Head of Equity (2018-present) and is an employee of Fidelity Investments (2013-present). Previously, Ms. Holding served as Executive Vice President of Fidelity SelectCo, LLC (2019) and as Chief Investment Officer of Fidelity Institutional Asset Management (2013-2018).
Cynthia Lo Bessette (1969)
Year of Election or Appointment: 2019
Secretary and Chief Legal Officer (CLO)
Ms. Lo Bessette also serves as an officer of other funds. Ms. Lo Bessette serves as CLO, Secretary, and Senior Vice President of Fidelity Management & Research Company LLC (investment adviser firm, 2019-present); CLO of Fidelity Management & Research (Hong Kong) Limited, FMR Investment Management (UK) Limited, and Fidelity Management & Research (Japan) Limited (investment adviser firms, 2019-present); Secretary of FD Funds GP LLC (2021-present), FD Funds Holding LLC (2021-present), FD Funds Management LLC (2021-present), and Fidelity Diversifying Solutions LLC (investment adviser firm, 2022-present); and Assistant Secretary of FIMM, LLC (2019-present). She is a Senior Vice President and Deputy General Counsel of FMR LLC (diversified financial services company, 2019-present), and is an employee of Fidelity Investments. Previously, Ms. Lo Bessette served as CLO, Secretary, and Senior Vice President of FMR Co., Inc. (investment adviser firm, 2019); Secretary of Fidelity SelectCo, LLC and Fidelity Investments Money Management, Inc. (investment adviser firms, 2019). Prior to joining Fidelity Investments, Ms. Lo Bessette was Executive Vice President, General Counsel (2016-2019) and Senior Vice President, Deputy General Counsel (2015-2016) of OppenheimerFunds (investment management company) and Deputy Chief Legal Officer (2013-2015) of Jennison Associates LLC (investment adviser firm).
Chris Maher (1972)
Year of Election or Appointment: 2020
Deputy Treasurer
Mr. Maher also serves as an officer of other funds. Mr. Maher serves as Assistant Treasurer of FIMM, LLC (2021-present) and FMR Capital, Inc. (2017-present), and is an employee of Fidelity Investments (2008-present). Previously, Mr. Maher served as Assistant Treasurer of certain funds (2013-2020); Vice President of Asset Management Compliance (2013), Vice President of the Program Management Group of FMR (investment adviser firm, 2010-2013), and Vice President of Valuation Oversight (2008-2010).
Jason P. Pogorelec (1975)
Year of Election or Appointment: 2020
Chief Compliance Officer
Mr. Pogorelec also serves as Chief Compliance Officer of other funds. Mr. Pogorelec is a senior Vice President of Asset Management Compliance for Fidelity Investments and is an employee of Fidelity Investments (2006-present). Previously, Mr. Pogorelec served as Vice President, Associate General Counsel for Fidelity Investments (2010-2020) and Assistant Secretary of certain Fidelity funds (2015-2020).
Brett Segaloff (1972)
Year of Election or Appointment: 2021
Anti-Money Laundering (AML) Officer
Mr. Segaloff also serves as an AML Officer of other funds and other related entities. He is Director, Anti-Money Laundering (2007-present) of FMR LLC (diversified financial services company) and is an employee of Fidelity Investments (1996-present).
Stacie M. Smith (1974)
Year of Election or Appointment: 2016
President and Treasurer
Ms. Smith also serves as an officer of other funds. Ms. Smith serves as Assistant Treasurer of FIMM, LLC (2021-present) and FMR Capital, Inc. (2017-present), is an employee of Fidelity Investments (2009-present), and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Smith served as Senior Audit Manager of Ernst & Young LLP (accounting firm, 1996-2009). Previously, Ms. Smith served as Assistant Treasurer (2013-2019) and Deputy Treasurer (2013-2016) of certain Fidelity ® funds.
Jim Wegmann (1979)
Year of Election or Appointment: 2019
Assistant Treasurer
Mr. Wegmann also serves as an officer of other funds. Mr. Wegmann serves as Assistant Treasurer of FIMM, LLC (2021-present) and is an employee of Fidelity Investments (2011-present). Previously, Mr. Wegmann served as Assistant Treasurer of certain Fidelity ® funds (2019-2021).
Shareholder Expense Example
As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (May 1, 2022 to October 31, 2022).

Actual Expenses
The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes
The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio- A	Beginning Account Value May 1, 2022	Ending Account Value October 31, 2022	Expenses Paid During Period- C May 1, 2022 to October 31, 2022

Fidelity® SAI International Small Cap Index Fund	.10%
Actual		$ 1,000	$ 838.60	$ .46
Hypothetical- B		$ 1,000	$ 1,024.70	$ .51

A   Annualized expense ratio reflects expenses net of applicable fee waivers.

B   5% return per year before expenses

C   Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/ 365 (to reflect the one-half year period). The fees and expenses of any Underlying Funds are not included in each annualized expense ratio.

Distributions   (Unaudited)

The dividend and capital gains distributions for the fund(s) are available on Fidelity.com or Institutional.Fidelity.com.

The fund designates 54% of the dividend distributed during the fiscal year as amounts which may be taken into account as a dividend for the purposes of the maximum rate under section 1(h)(11) of the Internal Revenue Code.

The amounts per share which represent income derived from sources within, and taxes paid to, foreign countries or possessions of the United States are $0.1121 and $0.0064 for the dividend paid December 13, 2021.

The fund will notify shareholders in January 2023 of amounts for use in preparing 2022 income tax returns.

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity SAI International Small Cap Index Fund

Each year, the Board of Trustees, including a majority of the Independent Trustees (together, the Board), votes on the renewal of the management contract with Fidelity Management & Research Company LLC (FMR) and the sub-advisory agreement (Sub-Advisory Agreement) for the fund with Geode Capital Management, LLC (Geode) (together, the Advisory Contracts). FMR and Geode are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established various standing committees (Committees), each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through joint ad hoc committees to discuss certain matters relevant to all of the Fidelity funds.

At its May 2022 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services provided to the fund and its shareholders (including the investment performance of each fund); (ii) the competitiveness relative to peer funds of the fund's management fee and the total expense ratio; (iii) the total costs of the services provided by and the profits realized by Fidelity from its relationships with the fund; and (iv) the extent to which, if any, economies of scale exist and are realized as the fund grows, and whether any economies of scale are appropriately shared with fund shareholders.

In considering whether to renew the Advisory Contracts for the fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, was aware that shareholders of the fund have a broad range of investment choices available to them, including a wide choice among funds offered by Fidelity's competitors, and that the fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, which is part of the Fidelity family of funds.

Nature, Extent, and Quality of Services Provided. The Board considered staffing as it relates to the fund, including the backgrounds of investment personnel of Fidelity and Geode, and also considered the fund's investment objective, strategies, and related investment philosophy. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups and with senior management of Geode. The Board considered the structure of the investment personnel compensation programs and whether the structures provide appropriate incentives to act in the best interests of the fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage. The Board also considered the steps Fidelity and Geode have taken to ensure the continued provision of high quality services to the Fidelity funds during the COVID-19 pandemic, including the expansion of staff in client facing positions to maintain service levels in periods of high volumes and volatility.

The Trustees also discussed with representatives of Fidelity, at meetings throughout the year, Fidelity's role in, among other things, overseeing compliance with federal securities laws and other applicable requirements by Geode with respect to the fund and monitoring and overseeing the performance and investment capabilities of Geode. The Trustees considered that the Board had received from Fidelity periodic reports about its oversight and due diligence processes, as well as periodic reports regarding the performance of Geode.

The Board also considered the nature, extent and quality of services provided by Geode. The Trustees noted that under the Sub-Advisory Agreement, subject to oversight by Fidelity, Geode is responsible for, among other things, identifying investments and arranging for execution of portfolio transactions to implement the fund's investment strategy. In addition, the Trustees noted that Geode is responsible for providing such reporting as may be requested by Fidelity to fulfill its oversight responsibilities discussed above.

Resources Dedicated to Investment Management and Support Services. The Board and the Fund Oversight and Research Committees reviewed the general qualifications and capabilities of Fidelity's and Geode's investment staffs, including their size, education, experience, and resources, as well as Fidelity's and Geode's approach to recruiting, training, managing, and compensating investment personnel. The Board considered that Fidelity's and Geode's investment professionals have extensive resources, tools, and capabilities so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously. Additionally, in its deliberations, the Board considered Fidelity's and Geode's trading, risk management, compliance, and technology and operations capabilities and resources, which are integral parts of the investment management process.

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and by FMR's affiliates under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value and convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information over the Internet and through telephone representatives, investor education materials, and asset allocation tools. The Board also considered that it reviews customer service metrics such as telephone response times, continuity of services on the website and metrics addressing services at Fidelity Investor Centers.

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including: (i) continuing to dedicate additional resources to Fidelity's investment research process, which includes meetings with management of issuers of securities in which the funds invest; (ii) continuing efforts to enhance Fidelity's global research capabilities; (iii) launching new funds and ETFs with innovative structures, strategies and pricing and making other enhancements to meet client needs; (iv) launching new share classes of existing funds; (v) eliminating purchase minimums and broadening eligibility requirements for certain funds and share classes; (vi) reducing management fees and total expenses for certain target date funds and classes and index funds; (vii) lowering expenses for certain existing funds and classes by implementing or lowering expense caps; (viii) rationalizing product lines and gaining increased efficiencies from fund mergers and liquidations; (ix) continuing to develop, acquire and implement systems and technology to improve services to the funds and shareholders, strengthen information security, and increase efficiency; and (x) continuing to implement enhancements to further strengthen Fidelity's product line to increase investors' probability of success in achieving their investment goals, including retirement income goals.

Investment Performance. The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions. As the fund recently commenced operations, the Board did not believe that it was appropriate to assign significant weight to its limited investment performance.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should continue to benefit the shareholders of the fund.

Competitiveness of Management Fee and Total Expense Ratio. The Board considered the fund's management fee and total expense ratio compared to "mapped groups" of competitive funds and classes created for the purpose of facilitating the Trustees' competitive analysis of management fees and total expenses. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable investment mandates. Combining Lipper investment objective categories aids the Board's management fee and total expense ratio comparisons by broadening the competitive group used for comparison.

Management Fee. The Board considered two proprietary management fee comparisons for the period of the fund's operations ended September 30 shown in basis points (BP) in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group." The Total Mapped Group comparison focuses on a fund's standing in terms of gross management fees before expense reimbursements or caps relative to the total universe of funds with comparable investment mandates, regardless of whether their management fee structures also are comparable. Funds with comparable investment mandates offer exposure to similar types of securities. Funds with comparable management fee structures have similar management fee contractual arrangements (e.g., flat rate charged for advisory services, all-inclusive fee rate, etc.). "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a hypothetical TMG % of 20% would mean that 80% of the funds in the Total Mapped Group had higher, and 20% had lower, management fees than the fund. The fund's actual TMG % and the number of funds in the Total Mapped Group are in the chart below. The "Asset-Sized Peer Group" (ASPG) comparison focuses on a fund's standing relative to a subset of non-Fidelity funds within the Total Mapped Group that are similar in size and management fee structure. For example, if a fund is in the first quartile of the ASPG, the fund's management fee ranks in the least expensive or lowest 25% of funds in the ASPG. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee structures, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee rate ranked, is also included in the chart and was considered by the Board.

Fidelity SAI International Small Cap Index Fund

The Board noted that the fund's management fee rate ranked below the median of its Total Mapped Group and below the median of its ASPG for the period ended September 30, 2021.

Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expense Ratio . In its review of the fund's total expense ratio, the Board considered the fund's management fee rate, which covers certain expenses beyond portfolio management, as well as other fund expenses, such as transfer agent fees, pricing and bookkeeping fees, and custodial, legal, and audit fees. The Board also noted that Fidelity may agree to waive fees or reimburse expenses from time to time, and the extent to which, if any, it has done so for the fund. The fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure. The Board also considered a total expense ASPG comparison for the fund, which focuses on the total expenses of the fund relative to a subset of non-Fidelity funds within the total expense similar sales load structure group. The total expense ASPG is limited to 15 larger and 15 smaller classes in fund average assets for a total of 30 classes, where possible. The total expense ASPG comparison excludes performance adjustments and fund-paid 12b-1 fees to eliminate variability in fee structures.

The Board noted that the fund's total net expense ratio ranked below the similar sales load structure group competitive median and below the ASPG competitive median for the period ended September 30, 2021.

The Board further considered that FMR has contractually agreed to reimburse the fund to the extent that total operating expenses, with certain exceptions, as a percentage of its average net assets, exceed 0.10% through February 28, 2023.

Fees Charged to Other Clients. The Board also considered fee structures applicable to clients of Fidelity and Geode, such as other funds advised or subadvised by Fidelity or Geode, pension plan clients, and other institutional clients with similar mandates. The Board noted that a joint ad hoc committee created by it and the boards of other Fidelity funds periodically reviews and compares Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds and also noted the most recent findings of the committee. The Board noted that the committee's review included a consideration of the differences in services provided, fees charged, and costs incurred, as well as competition in the markets serving the different categories of clients.

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the fund's total expense ratio was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability.  The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering, and servicing the fund and servicing the fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, Fidelity presents to the Board information about the profitability of its relationships with the fund. Fidelity calculates profitability information for each fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies and the full Board approves such changes.

A public accounting firm has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. The engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of certain fund profitability information and its conformity to established allocation methodologies. After considering the reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's and Geode's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's mutual fund business (i.e., fall-out benefits) as well as cases where Fidelity's and Geode's affiliates may benefit from the funds' business. The Board considered areas where potential indirect benefits to the Fidelity funds from their relationships with Fidelity may exist. The Board's consideration of these matters was informed by the findings of a joint ad hoc committee created by it and the boards of other Fidelity funds to evaluate potential fall-out benefits.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive.

The Board also considered information regarding the profitability of Geode's relationship with the fund.

Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board also noted that a committee (the Economies of Scale Committee) created by it and the boards of other Fidelity funds periodically analyzes whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board concluded, taking into account the analysis of the Economies of Scale Committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including: (i) fund flow and performance trends, in particular the underperformance of certain funds and strategies, and Fidelity's long-term strategies for certain funds, including any consideration of fund liquidations or mergers; (ii) the operation of performance fees, competitor use of performance fees, and consideration of the expansion of performance fees to additional funds; (iii) Fidelity's pricing philosophy compared to competitors; (iv) fund profitability methodology and data; (v) evaluation of competitive fund data and peer group classifications and fee and expense comparisons; (vi) the management fee and expense structures for different funds and classes and information about the differences between various fee and expense structures; (vii) group fee breakpoints and related voluntary fee waivers; and (viii) information regarding other accounts managed by Fidelity and the funds' sub-advisory arrangements.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the advisory and sub-advisory fee arrangements are fair and reasonable and that the fund's Advisory Contracts should be renewed.

1.9903806.101
SCI-ANN-1222
Fidelity® SAI Japan Stock Index Fund

Annual Report
October 31, 2022

Offered exclusively to certain clients of the Adviser, or its affiliates, including Strategic Advisers LLC (Strategic Advisers) - not available for sale to the general public. Fidelity ®   SAI is a product name of Fidelity ® funds dedicated to certain programs affiliated with Strategic Advisers.

Contents

Performance
Management's Discussion of Fund Performance
Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Report of Independent Registered Public Accounting Firm
Trustees and Officers
Shareholder Expense Example
Distributions
Board Approval of Investment Advisory Contracts and Management Fees

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-800-544-3455 to request a free copy of the proxy voting guidelines.
The funds or securities referred to herein are not sponsored, endorsed, or promoted by MSCI, and MSCI bears no liability with respect to any such funds or securities or any index on which such funds or securities are based. The prospectus contains a more detailed description of the limited relationship MSCI has with Fidelity and any related funds.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2022 FMR LLC. All rights reserved.
This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.

Performance: The Bottom Line
Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.
Average Annual Total Returns

Periods ended October 31, 2022	Past 1 year	Life of Fund A
Fidelity® SAI Japan Stock Index Fund	-24.83%	-17.06%

A     From May 27, 2021

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity® SAI Japan Stock Index Fund, on May 27, 2021, when the fund started.

The chart shows how the value of your investment would have changed, and also shows how the MSCI Japan Index performed over the same period.

11,000
10,500
10,000
9,500
9,000
8,500
8,000
$7,400
2021
2022
Period Ending Values
$7,653 Fidelity® SAI Japan Stock Index Fund
$7,675 MSCI Japan Index

Management's Discussion of Fund Performance
Market Recap:
International equities returned -24.61% for the 12 months ending October 31, 2022, according to the MSCI ACWI (All Country World Index) ex USA Index. After gaining 7.98% in 2021, non-U.S. stocks retreated in the new year, as a multitude of risk factors challenged the global economy and financial markets. Persistently high inflation in some markets, exacerbated by energy price shocks from the Russia-Ukraine conflict, spurred the U.S. Federal Reserve and other central banks to aggressively tighten monetary policy, and market interest rates eclipsed their highest level in roughly a decade, stoking recession fears and sending stocks into bear market territory. Other factors influencing equities abroad included surging global commodity prices, rising sovereign bond yields in some markets, ongoing global supply-chain disruption, a broadly strong U.S. dollar and the potential for variants of the coronavirus to upend global economic growth. Against this backdrop, the index returned -24.20% year to date through October. For the full 12 months, emerging markets (-31%) and Europe ex U.K. (-25%) notably lagged. Conversely, Canada (-13%) and the U.K. (-12%) held up best. Among the 11 sectors, information technology and consumer discretionary (-37% each) fared worst. Communication services (-34%) also trailed the broader market. In contrast, energy gained 2% amid high prices for oil and natural gas. The defensive-oriented utilities (-16%) sector also outperformed, as did financials and consumer staples (-18% each).
Comments from the Geode Capital Management, LLC, passive equity index team:
For the fiscal year ending October 31, 2022, the fund returned -24.83%, roughly in line with the -24.57% result of the benchmark MSCI Japan Index (Net MA). ( The fund's relative performance can be affected by Fidelity's methodologies for valuing certain foreign stocks and for incorporating foreign exchange rates, which differ from those used by the benchmark index, as well as by local tax laws or regulations, which vary by country .) During the 12-month period, none of the fund's industry sectors posted a positive result. Stocks in the industrials category - the fund's largest sector allocation - returned roughly -27% and detracted most, followed by consumer discretionary, the second-largest allocation, which returned -28%. Information technology (-31%), health care (-19%), materials (-34%), consumer staples (-25%), communication services (-15%), financials (-13%) and real estate (-24%) all hurt the fund's result. Within this difficult market environment, utilities (-4%), and energy (-2%) fared best. Turning to individual stocks, the biggest individual detractor was Sony (-41%) followed by Recruit Holdings (-53%), from the commercial & professional services category. Within technology hardware & equipment, Keyence returned -37%. Other detractors included Toyota Motor (-19%), in the automobiles & components group, and Tokyo Electron (-41%), from the semiconductors & semiconductor equipment industry. Conversely, the biggest individual contributor was Daiichi (+28%), from the pharmaceuticals, biotechnology & life sciences segment. Additional contributors included Mitsubishi Heavy Industries (+38%), capital goods firm Marubeni (+9%), insurance name Tokio Marine Holdings (+7%) and Inpex (+27%), a stock in the energy sector.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Investment Summary October 31, 2022 (Unaudited)
Top Holdings (% of Fund's net assets)

Toyota Motor Corp. (Automobiles)	5.1
Sony Group Corp. (Household Durables)	2.9
Keyence Corp. (Electronic Equipment & Components)	2.6
Mitsubishi UFJ Financial Group, Inc. (Banks)	1.9
Daiichi Sankyo Kabushiki Kaisha (Pharmaceuticals)	1.9
SoftBank Group Corp. (Wireless Telecommunication Services)	1.8
KDDI Corp. (Wireless Telecommunication Services)	1.6
Nintendo Co. Ltd. (Entertainment)	1.6
Recruit Holdings Co. Ltd. (Professional Services)	1.6
Hitachi Ltd. (Industrial Conglomerates)	1.5
22.5

Market Sectors (% of Fund's net assets)

Industrials	21.6
Consumer Discretionary	18.3
Information Technology	13.4
Health Care	10.4
Financials	10.1
Communication Services	8.8
Consumer Staples	6.4
Materials	4.2
Real Estate	3.4
Utilities	1.0
Energy	0.9

Asset Allocation (% of Fund's net assets)

Geographic Diversification (% of Fund's net assets)

*    Includes Short-Term investments and Net Other Assets (Liabilities).
Percentages are based on country or territory of incorporation and are adjusted for the effect of futures contracts, if applicable.

Schedule of Investments October 31, 2022
Showing Percentage of Net Assets
Common Stocks - 98.5%
	Shares	Value ($)
COMMUNICATION SERVICES - 8.8%
Diversified Telecommunication Services - 1.2%
Nippon Telegraph & Telephone Corp.	400,900	11,057,106
Entertainment - 2.5%
Capcom Co. Ltd.	59,100	1,647,463
Koei Tecmo Holdings Co. Ltd.	39,400	595,657
Konami Group Corp.	31,300	1,374,552
Nexon Co. Ltd.	166,100	2,789,278
Nintendo Co. Ltd.	370,000	15,021,666
Square Enix Holdings Co. Ltd.	28,800	1,286,069
Toho Co. Ltd.	37,500	1,336,629
		24,051,314
Interactive Media & Services - 0.3%
Kakaku.com, Inc.	44,700	757,851
Z Holdings Corp.	891,700	2,301,263
		3,059,114
Media - 0.4%
CyberAgent, Inc.	144,200	1,186,999
Dentsu Group, Inc.	72,500	2,259,911
Hakuhodo DY Holdings, Inc.	78,400	662,231
		4,109,141
Wireless Telecommunication Services - 4.4%
KDDI Corp.	541,000	15,990,322
SoftBank Corp.	963,400	9,503,352
SoftBank Group Corp.	404,500	17,363,657
		42,857,331
TOTAL COMMUNICATION SERVICES		85,134,006
CONSUMER DISCRETIONARY - 18.3%
Auto Components - 2.0%
Aisin Seiki Co. Ltd.	49,400	1,267,433
Bridgestone Corp.	191,500	6,925,876
DENSO Corp.	145,300	7,209,194
Koito Manufacturing Co. Ltd.	70,000	995,192
Sumitomo Electric Industries Ltd.	239,700	2,505,086
		18,902,781
Automobiles - 8.0%
Honda Motor Co. Ltd.	546,800	12,468,394
Isuzu Motors Ltd.	195,600	2,294,135
Mazda Motor Corp.	190,700	1,283,976
Nissan Motor Co. Ltd.	778,600	2,481,635
Subaru Corp.	206,400	3,214,091
Suzuki Motor Corp.	123,500	4,169,407
Toyota Motor Corp.	3,556,900	49,350,601
Yamaha Motor Co. Ltd.	99,800	2,060,500
		77,322,739
Hotels, Restaurants & Leisure - 1.1%
McDonald's Holdings Co. (Japan) Ltd.	29,000	1,006,355
Oriental Land Co. Ltd.	67,100	9,002,623
		10,008,978
Household Durables - 4.2%
Iida Group Holdings Co. Ltd.	49,400	686,374
Open House Group Co. Ltd.	27,500	980,194
Panasonic Holdings Corp.	740,700	5,275,721
Sekisui Chemical Co. Ltd.	124,400	1,556,098
Sekisui House Ltd.	206,700	3,440,482
Sharp Corp.	82,100	492,443
Sony Group Corp.	423,000	28,524,862
		40,956,174
Internet & Direct Marketing Retail - 0.2%
Rakuten Group, Inc.	292,300	1,304,935
ZOZO, Inc.	41,800	889,721
		2,194,656
Leisure Products - 1.0%
Bandai Namco Holdings, Inc.	67,000	4,434,675
SHIMANO, Inc.	24,500	3,791,210
Yamaha Corp.	47,100	1,780,167
		10,006,052
Multiline Retail - 0.2%
Pan Pacific International Holdings Ltd.	127,600	2,094,701
Specialty Retail - 1.6%
Fast Retailing Co. Ltd.	19,600	10,939,198
Hikari Tsushin, Inc.	6,900	833,875
Nitori Holdings Co. Ltd.	26,900	2,437,599
USS Co. Ltd.	73,500	1,110,693
		15,321,365
TOTAL CONSUMER DISCRETIONARY		176,807,446
CONSUMER STAPLES - 6.4%
Beverages - 1.1%
Asahi Group Holdings	153,000	4,284,556
ITO EN Ltd.	17,900	631,998
Kirin Holdings Co. Ltd.	275,900	4,062,565
Suntory Beverage & Food Ltd.	46,600	1,560,698
		10,539,817
Food & Staples Retailing - 1.6%
AEON Co. Ltd.	219,300	4,094,868
Kobe Bussan Co. Ltd.	50,500	1,098,675
Seven & i Holdings Co. Ltd.	252,700	9,432,880
Welcia Holdings Co. Ltd.	31,600	660,923
		15,287,346
Food Products - 1.3%
Ajinomoto Co., Inc.	153,100	4,217,342
Kikkoman Corp.	48,800	2,651,764
Meiji Holdings Co. Ltd.	37,300	1,535,196
Nisshin Seifun Group, Inc.	66,300	716,974
Nissin Food Holdings Co. Ltd.	21,000	1,360,032
Yakult Honsha Co. Ltd.	43,000	2,382,864
		12,864,172
Household Products - 0.4%
Unicharm Corp.	135,300	4,111,961
Personal Products - 1.3%
Kao Corp.	159,300	5,950,165
Kobayashi Pharmaceutical Co. Ltd.	17,900	951,007
Kose Corp.	11,200	1,120,038
Shiseido Co. Ltd.	134,200	4,652,483
		12,673,693
Tobacco - 0.7%
Japan Tobacco, Inc.	402,500	6,740,843
TOTAL CONSUMER STAPLES		62,217,832
ENERGY - 0.9%
Oil, Gas & Consumable Fuels - 0.9%
ENEOS Holdings, Inc.	1,029,300	3,390,505
Idemitsu Kosan Co. Ltd.	69,900	1,527,792
INPEX Corp.	348,800	3,520,228
		8,438,525
FINANCIALS - 10.1%
Banks - 5.1%
Chiba Bank Ltd.	177,800	972,134
Concordia Financial Group Ltd.	365,100	1,112,279
Japan Post Bank Co. Ltd.	138,300	920,791
Mitsubishi UFJ Financial Group, Inc.	4,009,400	18,939,807
Mizuho Financial Group, Inc.	809,100	8,738,791
Resona Holdings, Inc.	724,800	2,728,206
Shizuoka Financial Group	149,700	944,340
Sumitomo Mitsui Financial Group, Inc.	437,900	12,296,918
Sumitomo Mitsui Trust Holdings, Inc.	113,300	3,259,531
		49,912,797
Capital Markets - 0.9%
Daiwa Securities Group, Inc.	447,400	1,745,129
Japan Exchange Group, Inc.	168,400	2,213,077
Nomura Holdings, Inc.	976,100	3,158,620
SBI Holdings, Inc. Japan	82,200	1,485,952
		8,602,778
Diversified Financial Services - 0.7%
Mitsubishi UFJ Lease & Finance Co. Ltd.	221,400	949,953
ORIX Corp.	400,900	5,891,029
		6,840,982
Insurance - 3.4%
Dai-ichi Mutual Life Insurance Co.	328,600	5,209,822
Japan Post Holdings Co. Ltd.	797,400	5,360,510
Japan Post Insurance Co. Ltd.	67,000	989,939
MS&AD Insurance Group Holdings, Inc.	149,300	3,953,644
Sompo Holdings, Inc.	105,000	4,373,146
T&D Holdings, Inc.	177,800	1,754,145
Tokio Marine Holdings, Inc.	615,900	11,146,218
		32,787,424
TOTAL FINANCIALS		98,143,981
HEALTH CARE - 10.4%
Health Care Equipment & Supplies - 3.2%
ASAHI INTECC Co. Ltd.	72,900	1,242,332
Hoya Corp.	122,700	11,449,359
Olympus Corp.	414,000	8,742,459
Sysmex Corp.	56,200	3,034,222
Terumo Corp.	216,500	6,586,946
		31,055,318
Health Care Technology - 0.5%
M3, Inc.	148,000	4,425,219
Pharmaceuticals - 6.7%
Astellas Pharma, Inc.	615,700	8,495,543
Chugai Pharmaceutical Co. Ltd.	225,300	5,220,621
Daiichi Sankyo Kabushiki Kaisha	587,700	18,812,727
Eisai Co. Ltd.	84,500	5,099,721
Kyowa Hakko Kirin Co., Ltd.	90,600	2,135,600
Nippon Shinyaku Co. Ltd.	16,500	914,355
Ono Pharmaceutical Co. Ltd.	121,500	2,856,613
Otsuka Holdings Co. Ltd.	131,000	4,199,141
Shionogi & Co. Ltd.	88,800	4,123,628
Takeda Pharmaceutical Co. Ltd.	504,200	13,315,418
		65,173,367
TOTAL HEALTH CARE		100,653,904
INDUSTRIALS - 21.6%
Air Freight & Logistics - 0.4%
Nippon Express Holdings, Inc.	25,800	1,296,116
SG Holdings Co. Ltd.	96,600	1,281,114
Yamato Holdings Co. Ltd.	97,700	1,448,137
		4,025,367
Airlines - 0.2%
Ana Holdings, Inc. (a)	53,600	1,042,117
Japan Airlines Co. Ltd. (a)	48,400	903,258
		1,945,375
Building Products - 1.8%
AGC, Inc.	64,800	2,032,967
Daikin Industries Ltd.	83,600	12,522,208
LIXIL Group Corp.	99,800	1,510,809
Toto Ltd.	47,500	1,357,645
		17,423,629
Commercial Services & Supplies - 0.7%
Dai Nippon Printing Co. Ltd.	74,500	1,494,559
Secom Co. Ltd.	70,400	4,010,723
Toppan, Inc.	88,000	1,313,239
		6,818,521
Construction & Engineering - 0.5%
Kajima Corp.	141,800	1,336,036
Obayashi Corp.	217,800	1,398,830
SHIMIZU Corp.	185,100	924,909
Taisei Corp.	60,600	1,652,598
		5,312,373
Electrical Equipment - 1.6%
Fuji Electric Co. Ltd.	42,600	1,650,197
Mitsubishi Electric Corp.	648,200	5,703,261
Nidec Corp.	150,000	8,247,603
		15,601,061
Industrial Conglomerates - 2.0%
Hitachi Ltd.	324,700	14,761,572
Toshiba Corp.	130,700	4,553,998
		19,315,570
Machinery - 4.8%
Daifuku Co. Ltd.	34,000	1,559,434
FANUC Corp.	64,300	8,413,760
Hitachi Construction Machinery Co. Ltd.	36,100	707,458
Hoshizaki Corp.	36,400	1,044,057
Komatsu Ltd.	310,100	6,074,919
Kubota Corp.	342,200	4,778,764
Kurita Water Industries Ltd.	35,100	1,288,853
Makita Corp.	75,100	1,372,341
Minebea Mitsumi, Inc.	121,800	1,805,355
Misumi Group, Inc.	95,400	2,040,230
Mitsubishi Heavy Industries Ltd.	107,500	3,701,537
NGK Insulators Ltd.	79,800	932,194
SMC Corp.	19,200	7,706,924
Toyota Industries Corp.	49,200	2,534,530
Yaskawa Electric Corp.	80,500	2,235,886
		46,196,242
Marine - 0.5%
Mitsui OSK Lines Ltd.	115,300	2,288,243
Nippon Yusen KK	162,600	2,945,413
		5,233,656
Professional Services - 1.8%
Nihon M&A Center Holdings, Inc.	101,600	1,149,957
Persol Holdings Co. Ltd.	59,500	1,194,842
Recruit Holdings Co. Ltd.	483,500	14,877,860
		17,222,659
Road & Rail - 2.6%
Central Japan Railway Co.	48,400	5,603,585
East Japan Railway Co.	101,400	5,403,138
Hankyu Hanshin Holdings, Inc.	76,800	2,280,319
Keio Corp.	34,500	1,211,137
Keisei Electric Railway Co.	43,400	1,152,897
Kintetsu Group Holdings Co. Ltd.	57,500	1,945,089
Odakyu Electric Railway Co. Ltd.	98,900	1,176,597
Tobu Railway Co. Ltd.	63,300	1,464,420
Tokyu Corp.	178,100	2,055,346
West Japan Railway Co.	73,600	2,920,835
		25,213,363
Trading Companies & Distributors - 4.7%
Itochu Corp.	398,700	10,320,430
Marubeni Corp.	518,500	4,543,566
Mitsubishi Corp.	423,600	11,483,450
Mitsui & Co. Ltd.	468,200	10,368,759
MonotaRO Co. Ltd.	84,100	1,282,752
Sumitomo Corp.	377,700	4,801,990
Toyota Tsusho Corp.	71,200	2,394,163
		45,195,110
TOTAL INDUSTRIALS		209,502,926
INFORMATION TECHNOLOGY - 13.4%
Electronic Equipment & Components - 5.7%
Azbil Corp.	38,600	1,050,049
Hamamatsu Photonics K.K.	47,000	2,130,401
Hirose Electric Co. Ltd.	10,000	1,298,631
Ibiden Co. Ltd.	37,800	1,278,685
Keyence Corp.	65,300	24,733,152
Kyocera Corp.	107,600	5,384,523
Murata Manufacturing Co. Ltd.	192,700	9,122,311
OMRON Corp.	62,300	2,914,414
Shimadzu Corp.	79,400	2,095,867
TDK Corp.	130,400	4,082,262
Yokogawa Electric Corp.	76,600	1,283,235
		55,373,530
IT Services - 2.6%
Fujitsu Ltd.	65,900	7,582,357
GMO Payment Gateway, Inc.	14,100	1,017,472
ITOCHU Techno-Solutions Corp.	32,200	747,100
NEC Corp.	82,400	2,729,211
Nomura Research Institute Ltd.	112,600	2,502,727
NTT Data Corp.	211,700	3,070,963
OBIC Co. Ltd.	23,400	3,520,347
Otsuka Corp.	38,200	1,206,154
SCSK Corp.	52,400	774,221
TIS, Inc.	75,800	2,046,720
		25,197,272
Semiconductors & Semiconductor Equipment - 3.0%
Advantest Corp.	63,600	3,361,888
Disco Corp.	9,700	2,328,861
Lasertec Corp.	25,300	3,554,927
Renesas Electronics Corp. (a)	391,200	3,272,682
ROHM Co. Ltd.	29,400	2,070,130
Sumco Corp.	117,400	1,491,433
Tokyo Electron Ltd.	50,100	13,181,141
		29,261,062
Software - 0.3%
Oracle Corp. Japan	12,900	688,833
Trend Micro, Inc.	44,800	2,262,672
		2,951,505
Technology Hardware, Storage & Peripherals - 1.8%
Brother Industries Ltd.	79,100	1,346,394
Canon, Inc.	335,500	7,111,757
FUJIFILM Holdings Corp.	120,800	5,539,764
Ricoh Co. Ltd.	192,400	1,410,377
Seiko Epson Corp.	93,800	1,278,044
		16,686,336
TOTAL INFORMATION TECHNOLOGY		129,469,705
MATERIALS - 4.2%
Chemicals - 3.3%
Asahi Kasei Corp.	420,800	2,698,134
JSR Corp.	60,700	1,156,890
Mitsubishi Chemical Holdings Corp.	429,400	1,940,884
Mitsui Chemicals, Inc.	61,800	1,145,022
Nippon Paint Holdings Co. Ltd.	278,300	1,778,036
Nippon Sanso Holdings Corp.	58,100	926,818
Nissan Chemical Corp.	42,900	1,933,017
Nitto Denko Corp.	47,700	2,511,793
Shin-Etsu Chemical Co. Ltd.	125,800	13,074,389
Sumitomo Chemical Co. Ltd.	499,700	1,683,646
Toray Industries, Inc.	465,100	2,266,148
Tosoh Corp.	87,200	949,439
		32,064,216
Metals & Mining - 0.8%
JFE Holdings, Inc.	164,900	1,511,542
Nippon Steel & Sumitomo Metal Corp.	270,900	3,721,129
Sumitomo Metal Mining Co. Ltd.	82,900	2,323,758
		7,556,429
Paper & Forest Products - 0.1%
Oji Holdings Corp.	272,200	944,586
TOTAL MATERIALS		40,565,231
REAL ESTATE - 3.4%
Equity Real Estate Investment Trusts (REITs) - 1.2%
Daiwa House REIT Investment Corp.	739	1,490,971
GLP J-REIT	1,431	1,483,016
Japan Real Estate Investment Corp.	418	1,751,330
Japan Retail Fund Investment Corp.	2,344	1,726,137
Nippon Building Fund, Inc.	513	2,280,460
Nippon Prologis REIT, Inc.	716	1,499,943
Nomura Real Estate Master Fund, Inc.	1,423	1,622,102
		11,853,959
Real Estate Management & Development - 2.2%
Daito Trust Construction Co. Ltd.	20,800	2,057,689
Daiwa House Industry Co. Ltd.	201,100	4,051,629
Hulic Co. Ltd.	128,800	935,499
Mitsubishi Estate Co. Ltd.	396,700	4,988,621
Mitsui Fudosan Co. Ltd.	303,800	5,821,837
Nomura Real Estate Holdings, Inc.	39,800	900,683
Sumitomo Realty & Development Co. Ltd.	103,800	2,383,920
		21,139,878
TOTAL REAL ESTATE		32,993,837
UTILITIES - 1.0%
Electric Utilities - 0.6%
Chubu Electric Power Co., Inc.	216,100	1,759,959
Kansai Electric Power Co., Inc.	236,100	1,789,466
Tokyo Electric Power Co., Inc. (a)	512,000	1,669,996
		5,219,421
Gas Utilities - 0.4%
Osaka Gas Co. Ltd.	125,800	1,862,952
Tokyo Gas Co. Ltd.	133,100	2,378,336
		4,241,288
TOTAL UTILITIES		9,460,709
TOTAL COMMON STOCKS (Cost $1,273,055,474)		953,388,102

Government Obligations - 0.0%
	Principal Amount (b)	Value ($)
U.S. Treasury Bills, yield at date of purchase 1.23% 1/26/23 (c) (Cost $398,839)	400,000	396,190

Money Market Funds - 0.2%
	Shares	Value ($)
Fidelity Cash Central Fund 3.10% (d) (Cost $2,200,319)	2,199,879	2,200,319

TOTAL INVESTMENT IN SECURITIES - 98.7% (Cost $1,275,654,632)	955,984,611
NET OTHER ASSETS (LIABILITIES) - 1.3%	12,378,390
NET ASSETS - 100.0%	968,363,001

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Equity Index Contracts
CME Yen Denominated Nikkei 225 Contracts (United States)	160	Dec 2022	14,822,287	576,280	576,280

The notional amount of futures purchased as a percentage of Net Assets is 1.5%

Legend

(a)	Non-income producing
(b)	Amount is stated in United States dollars unless otherwise noted.
(c)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $396,190.
(d)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 3.10%	1,114,474	41,040,117	39,954,272	27,350	-	-	2,200,319	0.0%
Fidelity Securities Lending Cash Central Fund 3.10%	1,042,500	13,912,518	14,955,018	15,789	-	-	-	0.0%
Total	2,156,974	54,952,635	54,909,290	43,139	-	-	2,200,319

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

The following is a summary of the inputs used, as of October 31, 2022, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Equities:
Communication Services	85,134,006	13,896,640	71,237,366	-
Consumer Discretionary	176,807,446	55,261,000	121,546,446	-
Consumer Staples	62,217,832	35,981,983	26,235,849	-
Energy	8,438,525	4,918,297	3,520,228	-
Financials	98,143,981	54,322,384	43,821,597	-
Health Care	100,653,904	46,486,826	54,167,078	-
Industrials	209,502,926	121,819,201	87,683,725	-
Information Technology	129,469,705	85,644,530	43,825,175	-
Materials	40,565,231	22,468,950	18,096,281	-
Real Estate	32,993,837	23,953,587	9,040,250	-
Utilities	9,460,709	9,460,709	-	-

Government Obligations	396,190	-	396,190	-

Money Market Funds	2,200,319	2,200,319	-	-
Total Investments in Securities:	955,984,611	476,414,426	479,570,185	-
Derivative Instruments:

Assets
Futures Contracts	576,280	576,280	-	-
Total Assets	576,280	576,280	-	-
Total Derivative Instruments:	576,280	576,280	-	-

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of October 31, 2022. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset ($)	Liability ($)
Equity Risk
Futures Contracts (a)	576,280	0
Total Equity Risk	576,280	0
Total Value of Derivatives	576,280	0

(a)Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).

Financial Statements
Statement of Assets and Liabilities
		October 31, 2022

Assets
Investment in securities, at value - See accompanying schedule:
Unaffiliated issuers (cost $1,273,454,313)	$953,784,292
Fidelity Central Funds (cost $2,200,319)	2,200,319

Total Investment in Securities (cost $1,275,654,632)		$955,984,611
Segregated cash with brokers for derivative instruments		325,987
Cash		416
Foreign currency held at value (cost $1,984,386)		1,951,911
Receivable for investments sold		1,054,601
Dividends receivable		9,165,960
Distributions receivable from Fidelity Central Funds		6,871
Receivable for daily variation margin on futures contracts		23,315
Prepaid expenses		1,585
Total assets		968,515,257
Liabilities
Accrued management fee	$79,940
Audit fee payable	55,075
Custody fee payable	17,241
Total Liabilities		152,256
Net Assets		$968,363,001
Net Assets consist of:
Paid in capital		$1,354,632,375
Total accumulated earnings (loss)		(386,269,374)
Net Assets		$968,363,001
Net Asset Value , offering price and redemption price per share ($968,363,001 ÷ 127,824,203 shares)		$7.58

Statement of Operations
		Year ended October 31, 2022
Investment Income
Dividends		$31,104,022
Interest		2,982
Income from Fidelity Central Funds (including $15,789 from security lending)		43,139
Income before foreign taxes withheld		31,150,143
Less foreign taxes withheld		(3,108,527)
Total Income		28,041,616
Expenses
Management fee	$1,254,941
Custodian fees and expenses	86,606
Independent trustees' fees and expenses	4,375
Registration fees	5,783
Audit	62,879
Legal	1,328
Interest	19,968
Miscellaneous	4,197
Total Expenses		1,440,077
Net Investment income (loss)		26,601,539
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	(83,686,406)
Foreign currency transactions	(2,108,282)
Futures contracts	(1,891,752)
Total net realized gain (loss)		(87,686,440)
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	(290,683,375)
Assets and liabilities in foreign currencies	(68,901)
Futures contracts	902,640
Total change in net unrealized appreciation (depreciation)		(289,849,636)
Net gain (loss)		(377,536,076)
Net increase (decrease) in net assets resulting from operations		$(350,934,537)
Statement of Changes in Net Assets

	Year ended October 31, 2022	For the period May 27, 2021 (commencement of operations) through October 31, 2021
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$26,601,539	$13,920,681
Net realized gain (loss)	(87,686,440)	(1,532,130)
Change in net unrealized appreciation (depreciation)	(289,849,636)	(29,570,942)
Net increase (decrease) in net assets resulting from operations	(350,934,537)	(17,182,391)
Distributions to shareholders	(16,387,030)	-
Share transactions
Proceeds from sales of shares	38,000,000	1,742,860,150
Reinvestment of distributions	16,387,030	-
Cost of shares redeemed	(439,000,000)	(5,380,221)
Net increase (decrease) in net assets resulting from share transactions	(384,612,970)	1,737,479,929
Total increase (decrease) in net assets	(751,934,537)	1,720,297,538

Net Assets
Beginning of period	1,720,297,538	-
End of period	$968,363,001	$1,720,297,538

Other Information
Shares
Sold	4,919,261	169,437,550
Issued in reinvestment of distributions	1,622,478	-
Redeemed	(47,655,992)	(499,094)
Net increase (decrease)	(41,114,253)	168,938,456

Financial Highlights
Fidelity® SAI Japan Stock Index Fund

Years ended October 31,	2022	2021 A
Selected Per-Share Data
Net asset value, beginning of period	$10.18	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.19	.10
Net realized and unrealized gain (loss)	(2.69)	.08 D
Total from investment operations	(2.50)	.18
Distributions from net investment income	(.10)	-
Total distributions	(.10)	-
Net asset value, end of period	$7.58	$10.18
Total Return E	(24.83)%	1.80%
Ratios to Average Net Assets C,F,G
Expenses before reductions	.11%	.14% H,I
Expenses net of fee waivers, if any	.11%	.14% H,I
Expenses net of all reductions	.11%	.14% H,I
Net investment income (loss)	2.12%	2.27% H,I
Supplemental Data
Net assets, end of period (000 omitted)	$968,363	$1,720,298
Portfolio turnover rate J	8%	-% K,L

A For the period May 27, 2021 (commencement of operations) through October 31, 2021.

B Calculated based on average shares outstanding during the period.

C Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

D The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

E Total returns for periods of less than one year are not annualized.

F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

H Audit fees are not annualized.

I Annualized.

J Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

K Amount not annualized.

L Amount represents less than 1%.

Notes to Financial Statements
For the period ended October 31, 2022

1. Organization.
Fidelity SAI Japan Stock Index Fund (the Fund) is a fund of Fidelity Concord Street Trust (the Trust) and is authorized to issue an unlimited number of shares. Shares are offered exclusively to certain clients of Fidelity Management & Research Company LLC (FMR) or its affiliates. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense Ratio A
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A   Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies . The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, ETFs and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities   are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of October 31, 2022 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of October 31, 2022, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.   Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. In addition, the Fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to   futures contracts, foreign currency transactions, passive foreign investment companies (PFIC), partnerships,   capital loss carryforwards and   losses deferred due to wash sales.
As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$ 11,088,655
Gross unrealized depreciation	(335,224,308)
Net unrealized appreciation (depreciation)	$ (324,135,653)
Tax Cost	$1,280,120,264

The tax-based components of distributable earnings as of period end were as follows:

Undistributed ordinary income	$ 19,252,341
Capital loss carryforward	$ (81,059,226)
Net unrealized appreciation (depreciation) on securities and other investments	$ (324,462,490)

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of fiscal period end and is subject to adjustment.

Short-term	$(78,820,716)
Long-term	(2,238,510)
Total capital loss carryforward	$(81,059,226)

The tax character of distributions paid was as follows:

	October 31, 2022	October 31, 2021 A
Ordinary Income	$ 16,387,030	$ -

A   For the period May 27, 2021 (commencement of operations) through October 31, 2021.

4. Derivative Instruments.
Risk Exposures and the Use of Derivative Instruments. The Fund's investment objectives allow for various types of derivative instruments, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

Derivatives were used to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the objectives may not be achieved.

Derivatives were used to increase or decrease exposure to the following risk(s):

Equity Risk
Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Funds are also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that a fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to a fund. Counterparty credit risk related to exchange-traded contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. Futures contracts were used to manage exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end, and is representative of volume of activity during the period unless an average notional amount is presented. Any securities deposited to meet initial margin requirements are identified in the Schedule of Investments. Any cash deposited to meet initial margin requirements is presented as segregated cash with brokers for derivative instruments in the Statement of Assets and Liabilities.
5. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities, U.S. government securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity SAI Japan Stock Index Fund	95,060,296	473,733,150

6. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee that is based on an annual rate of .10% of the Fund's average net assets.

Sub-Adviser. Geode Capital Management, LLC (Geode), serves as sub-adviser for the Fund. Geode provides discretionary investment advisory services to the Fund and is paid by the investment adviser for providing these services.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the Fund, along with other registered investment companies having management contracts with Fidelity Management & Research Company LLC (FMR), or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. Activity in this program during the period for which loans were outstanding was as follows:

	Borrower or Lender	Average Loan Balance	Weighted Average Interest Rate	Interest Expense
Fidelity SAI Japan Stock Index Fund	Borrower	$ 45,490,500.58%		$ 16,031

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. During the period, there were no interfund trades.
7. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Miscellaneous expenses on the Statement of Operations, and are listed below. During the period, there were no borrowings on this line of credit.

Amount
Fidelity SAI Japan Stock Index Fund	$ 1,039

8. Security Lending.
Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, a fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS	Security Lending Income From Securities Loaned to NFS	Value of Securities Loaned to NFS at Period End
Fidelity SAI Japan Stock Index Fund	$ 1,630	$ -	$-

9. Bank Borrowings.
The Fund is permitted to have bank borrowings for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity requirements. The Fund has established borrowing arrangements with certain banks. The interest rate on the borrowings is the bank's base rate, as revised from time to time. Any open loans, including accrued interest, at period end are presented under the caption "Notes payable" in the Statement of Assets and Liabilities, if applicable. Activity in this program during the period for which loans were outstanding was as follows:

	Average Loan Balance	Weighted Average Interest Rate	Interest Expense
Fidelity SAI Japan Stock Index Fund	$ 248,660,000.57%		$ 3,937

10. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.

At the end of the period, the following mutual funds managed by the investment adviser or its affiliates were the owners of record of 10% or more of the total outstanding shares.

	Strategic Advisers Fidelity International Fund	Strategic Advisers International Fund
Fidelity SAI Japan Stock Index Fund	14%	86%

Mutual funds managed by the investment adviser or its affiliates, in aggregate, were the owners of record of more than 20% of the total outstanding shares.

Fund	% of shares held
Fidelity SAI Japan Stock Index Fund	100%

11. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as pandemics, epidemics, outbreaks of infectious diseases, war, terrorism, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer.

Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Fidelity Concord Street Trust and Shareholders of Fidelity SAI Japan Stock Index Fund

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Fidelity SAI Japan Stock Index Fund (one of the funds constituting Fidelity Concord Street Trust, referred to hereafter as the "Fund") as of October 31, 2022, the related statement of operations for the year ended October 31, 2022 and the statement of changes in net assets and the financial highlights for the year ended October 31, 2022 and for the period May 27, 2021 (commencement of operations) through October 31, 2021, including the related notes (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of October 31, 2022, the results of its operations for the year ended October 31, 2022, and the changes in its net assets and the financial highlights for the year ended October 31, 2022 and for the period May 27, 2021 (commencement of operations) through October 31, 2021 in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Fund's management. Our responsibility is to express an opinion on the Fund's financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of October 31, 2022 by correspondence with the custodian and a broker. We believe that our audits provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP
Boston, Massachusetts
December 14, 2022

We have served as the auditor of one or more investment companies in the Fidelity group of funds since 1932.
Trustees and Officers
TRUSTEES AND OFFICERS
The Trustees, Members of the Advisory Board (if any), and officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, oversee management of the risks associated with such activities and contractual arrangements, and review the fund's performance. Except for Jonathan Chiel, each of the Trustees oversees 316 funds. Mr. Chiel oversees 184 funds.
The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person (as defined in the 1940 Act) of the trust and the fund is referred to herein as an Independent Trustee. Each Independent Trustee shall retire not later than the last day of the calendar year in which his or her 75th birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. Officers and Advisory Board Members hold office without limit in time, except that any officer or Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.
The fund's Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-544-3455.
Experience, Skills, Attributes, and Qualifications of the Trustees.   The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.
In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing the fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the fund, is provided below.
Board Structure and Oversight Function. Robert A. Lawrence is an interested person and currently serves as Chair. The Trustees have determined that an interested Chair is appropriate and benefits shareholders because an interested Chair has a personal and professional stake in the quality and continuity of services provided to the fund. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chair, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chair and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. David M. Thomas serves as Lead Independent Trustee and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.
Fidelity ® funds are overseen by different Boards of Trustees. The fund's Board oversees Fidelity's high income and certain equity funds, and other Boards oversee Fidelity's investment-grade bond, money market, asset allocation, and other equity funds. The asset allocation funds may invest in Fidelity ® funds overseen by the fund's Board. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity ® funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity ® funds overseen by each Board.
The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, the fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the fund's activities and associated risks. The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the fund's business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above. Because the day-to-day operations and activities of the fund are carried out by or through FMR, its affiliates, and other service providers, the fund's exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees. While each of the Board's committees has responsibility for overseeing different aspects of the fund's activities, oversight is exercised primarily through the Operations, Audit, and Compliance Committees. Appropriate personnel, including but not limited to the fund's Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the fund's Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate, including an annual review of Fidelity's risk management program for the Fidelity ® funds. The responsibilities of each standing committee, including their oversight responsibilities, are described further under "Standing Committees of the Trustees."
Interested Trustees*:
Correspondence intended for a Trustee who is an interested person may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.
Name, Year of Birth; Principal Occupations and Other Relevant Experience+
Jonathan Chiel (1957)
Year of Election or Appointment: 2016
Trustee
Mr. Chiel also serves as Trustee of other Fidelity ® funds. Mr. Chiel is Executive Vice President and General Counsel for FMR LLC (diversified financial services company, 2012-present). Previously, Mr. Chiel served as general counsel (2004-2012) and senior vice president and deputy general counsel (2000-2004) for John Hancock Financial Services; a partner with Choate, Hall & Stewart (1996-2000) (law firm); and an Assistant United States Attorney for the United States Attorney's Office of the District of Massachusetts (1986-95), including Chief of the Criminal Division (1993-1995). Mr. Chiel is a director on the boards of the Boston Bar Foundation and the Maimonides School.
Bettina Doulton (1964)
Year of Election or Appointment: 2021
Trustee
Ms. Doulton also serves as Trustee of other Fidelity ® funds. Prior to her retirement, Ms. Doulton served in a variety of positions at Fidelity Investments, including as a managing director of research (2006-2007), portfolio manager to certain Fidelity ® funds (1993-2005), equity analyst and portfolio assistant (1990-1993), and research assistant (1987-1990). Ms. Doulton currently owns and operates Phi Builders + Architects and Cellardoor Winery. Previously, Ms. Doulton served as a member of the Board of Brown Capital Management, LLC (2014-2018).
Robert A. Lawrence (1952)
Year of Election or Appointment: 2020
Trustee
Chair of the Board of Trustees
Mr. Lawrence also serves as Trustee of other funds. Previously, Mr. Lawrence served as a Trustee and Member of the Advisory Board of certain funds. Prior to his retirement in 2008, Mr. Lawrence served as Vice President of certain Fidelity ® funds (2006-2008), Senior Vice President, Head of High Income Division of Fidelity Management & Research Company (investment adviser firm, 2006-2008), and President of Fidelity Strategic Investments (investment adviser firm, 2002-2005).
* Determined to be an "Interested Trustee" by virtue of, among other things, his or her affiliation with the trust or various entities under common control with FMR.
+ The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for the fund.
Independent Trustees:
Correspondence intended for an Independent Trustee may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.
Name, Year of Birth; Principal Occupations and Other Relevant Experience+
Thomas P. Bostick (1956)
Year of Election or Appointment: 2021
Trustee
Lieutenant General Bostick also serves as Trustee of other Fidelity ® funds. Prior to his retirement, General Bostick (United States Army, Retired) held a variety of positions within the U.S. Army, including Commanding General and Chief of Engineers, U.S. Army Corps of Engineers (2012-2016) and Deputy Chief of Staff and Director of Human Resources, U.S. Army (2009-2012). General Bostick currently serves as a member of the Board and Finance and Governance Committees of CSX Corporation (transportation, 2020-present) and a member of the Board and Corporate Governance and Nominating Committee of Perma-Fix Environmental Services, Inc. (nuclear waste management, 2020-present). General Bostick serves as Chief Executive Officer of Bostick Global Strategies, LLC (consulting, 2016-present) and as a member of the Board of HireVue, Inc. (video interview and assessment, 2020-present). Previously, General Bostick served as a Member of the Advisory Board of certain Fidelity® funds (2021), President, Intrexon Bioengineering (2018-2020) and Chief Operating Officer (2017-2020) and Senior Vice President of the Environment Sector (2016-2017) of Intrexon Corporation (biopharmaceutical company).
Dennis J. Dirks (1948)
Year of Election or Appointment: 2005
Trustee
Mr. Dirks also serves as Trustee of other Fidelity ® funds. Prior to his retirement in May 2003, Mr. Dirks served as Chief Operating Officer and as a member of the Board of The Depository Trust & Clearing Corporation (financial markets infrastructure), President, Chief Operating Officer and a member of the Board of The Depository Trust Company (DTC), President and a member of the Board of the National Securities Clearing Corporation (NSCC), Chief Executive Officer and a member of the Board of the Government Securities Clearing Corporation and Chief Executive Officer and a member of the Board of the Mortgage-Backed Securities Clearing Corporation. Mr. Dirks currently serves as a member of the Finance Committee (2016-present) and Board (2017-present) and is Treasurer (2018-present) of the Asolo Repertory Theatre.
Donald F. Donahue (1950)
Year of Election or Appointment: 2018
Trustee
Mr. Donahue also serves as Trustee of other Fidelity ® funds. Mr. Donahue serves as President and Chief Executive Officer of Miranda Partners, LLC (risk consulting for the financial services industry, 2012-present). Previously, Mr. Donahue served as Chief Executive Officer (2006-2012), Chief Operating Officer (2003-2006) and Managing Director, Customer Marketing and Development (1999-2003) of The Depository Trust & Clearing Corporation (financial markets infrastructure). Mr. Donahue currently serves as a member (2007-present) and Co-Chairman (2016-present) of the Board of United Way of New York and a member of the Board of The Leadership Academy (previously NYC Leadership Academy) (2012-present). Mr. Donahue previously served as a member of the Advisory Board of certain Fidelity® funds (2015-2018).
Vicki L. Fuller (1957)
Year of Election or Appointment: 2020
Trustee
Ms. Fuller also serves as Trustee of other Fidelity ® funds. Previously, Ms. Fuller served as a member of the Advisory Board of certain Fidelity ® funds (2018-2020), Chief Investment Officer of the New York State Common Retirement Fund (2012-2018) and held a variety of positions at AllianceBernstein L.P. (global asset management, 1985-2012), including Managing Director (2006-2012) and Senior Vice President and Senior Portfolio Manager (2001-2006). Ms. Fuller currently serves as a member of the Board, Audit Committee and Nominating and Governance Committee of two Blackstone business development companies (2020-present), as a member of the Board of Treliant, LLC (consulting, 2019-present), as a member of the Advisory Board of Ariel Alternatives, LLC (private equity, 2021-present) and as a member of the Board and Chair of the Audit Committee of Gusto, Inc. (software, 2021-present). In addition, Ms. Fuller currently serves as a member of the Board of Roosevelt University (2019-present) and as a member of the Executive Board of New York University's Stern School of Business. Ms. Fuller previously served as a member of the Board, Audit Committee and Nominating and Governance Committee of The Williams Companies, Inc. (natural gas infrastructure, 2018-2021).
Patricia L. Kampling (1959)
Year of Election or Appointment: 2020
Trustee
Ms. Kampling also serves as Trustee of other Fidelity ® funds. Prior to her retirement, Ms. Kampling served as Chairman of the Board and Chief Executive Officer (2012-2019), President and Chief Operating Officer (2011-2012) and Executive Vice President and Chief Financial Officer (2010-2011) of Alliant Energy Corporation. Ms. Kampling currently serves as a member of the Board, Finance Committee and Governance, Compensation and Nominating Committee of Xcel Energy Inc. (utilities company, 2020-present) and as a member of the Board, Audit, Finance and Risk Committee and Safety, Environmental, Technology and Operations Committee and Chair of the Executive Development and Compensation Committee of American Water Works Company, Inc. (utilities company, 2019-present). In addition, Ms. Kampling currently serves as a member of the Board of the Nature Conservancy, Wisconsin Chapter (2019-present). Previously, Ms. Kampling served as a Member of the Advisory Board of certain Fidelity® funds (2020), a member of the Board, Compensation Committee and Executive Committee and Chair of the Audit Committee of Briggs & Stratton Corporation (manufacturing, 2011-2021), a member of the Board of Interstate Power and Light Company (2012-2019) and Wisconsin Power and Light Company (2012-2019) (each a subsidiary of Alliant Energy Corporation) and as a member of the Board and Workforce Development Committee of the Business Roundtable (2018-2019).
Thomas A. Kennedy (1955)
Year of Election or Appointment: 2021
Trustee
Mr. Kennedy also serves as Trustee of other Fidelity ® funds. Previously, Mr. Kennedy served as a Member of the Advisory Board of certain Fidelity ® funds (2020) and held a variety of positions at Raytheon Company (aerospace and defense, 1983-2020), including Chairman and Chief Executive Officer (2014-2020) and Executive Vice President and Chief Operating Officer (2013-2014). Mr. Kennedy currently serves as Executive Chairman of the Board of Directors of Raytheon Technologies Corporation (aerospace and defense, 2020-present). He is also a member of the Rutgers School of Engineering Industry Advisory Board (2011-present) and a member of the UCLA Engineering Dean's Executive Board (2016-present).
Oscar Munoz (1959)
Year of Election or Appointment: 2021
Trustee
Mr. Munoz also serves as Trustee of other Fidelity ® funds. Prior to his retirement, Mr. Munoz served as Executive Chairman (2020-2021), Chief Executive Officer (2015-2020), President (2015-2016) and a member of the Board (2010-2021) of United Airlines Holdings, Inc. Mr. Munoz currently serves as a member of the Board of CBRE Group, Inc. (commercial real estate, 2020-present), a member of the Board of Univision Communications, Inc. (Hispanic media, 2020-present) and a member of the Advisory Board of Salesforce.com, Inc. (cloud-based software, 2020-present). Previously, Mr. Munoz served as a Member of the Advisory Board of certain Fidelity ® funds (2021).
Garnett A. Smith (1947)
Year of Election or Appointment: 2018
Trustee
Mr. Smith also serves as Trustee of other Fidelity ® funds. Prior to his retirement, Mr. Smith served as Chairman and Chief Executive Officer (1990-1997) and President (1986-1990) of Inbrand Corp. (manufacturer of personal absorbent products). Prior to his employment with Inbrand Corp., he was employed by a retail fabric chain and North Carolina National Bank (now Bank of America). Mr. Smith previously served as a member of the Advisory Board of certain Fidelity ® funds (2012-2013).
David M. Thomas (1949)
Year of Election or Appointment: 2008
Trustee
Lead Independent Trustee
Mr. Thomas also serves as Trustee of other Fidelity ® funds. Previously, Mr. Thomas served as Executive Chairman (2005-2006) and Chairman and Chief Executive Officer (2000-2005) of IMS Health, Inc. (pharmaceutical and healthcare information solutions). Mr. Thomas currently serves as a member of the Board of Fortune Brands Home and Security (home and security products, 2004-present) and as Director (2013-present) and Non-Executive Chairman of the Board (2022-present) of Interpublic Group of Companies, Inc. (marketing communication).
Susan Tomasky (1953)
Year of Election or Appointment: 2020
Trustee
Ms. Tomasky also serves as Trustee of other Fidelity ® funds. Prior to her retirement, Ms. Tomasky served in various executive officer positions at American Electric Power Company, Inc. (1998-2011), including most recently as President of AEP Transmission (2007-2011). Ms. Tomasky currently serves as a member of the Board and Sustainability Committee and as Chair of the Audit Committee of Marathon Petroleum Corporation (2018-present) and as a member of the Board, Executive Committee, Corporate Governance Committee and Organization and Compensation Committee and as Chair of the Audit Committee of Public Service Enterprise Group, Inc. (utilities company, 2012-present) and as a member of the Board of its subsidiary company, Public Service Electric and Gas Co. (2021-present). In addition, Ms. Tomasky currently serves as a member (2009-present) and President (2020-present) of the Board of the Royal Shakespeare Company - America (2009-present), as a member of the Board of the Columbus Association for the Performing Arts (2011-present) and as a member of the Board and Kenyon in the World Committee of Kenyon College (2016-present). Previously, Ms. Tomasky served as a Member of the Advisory Board of certain Fidelity ® funds (2020), as a member of the Board of the Columbus Regional Airport Authority (2007-2020), as a member of the Board (2011-2018) and Lead Independent Director (2015-2018) of Andeavor Corporation (previously Tesoro Corporation) (independent oil refiner and marketer) and as a member of the Board of Summit Midstream Partners LP (energy, 2012-2018).
Michael E. Wiley (1950)
Year of Election or Appointment: 2020
Trustee
Mr. Wiley also serves as Trustee of other Fidelity ® funds. Previously, Mr. Wiley served as a member of the Advisory Board of certain Fidelity ® funds (2018-2020), Chairman, President and CEO of Baker Hughes, Inc. (oilfield services, 2000-2004). Mr. Wiley also previously served as a member of the Board of Andeavor Corporation (independent oil refiner and marketer, 2005-2018), a member of the Board of Andeavor Logistics LP (natural resources logistics, 2015-2018) and a member of the Board of High Point Resources (exploration and production, 2005-2020).
+ The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for the fund.
Advisory Board Members and Officers:
Correspondence intended for a Member of the Advisory Board (if any) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235. Correspondence intended for an officer or Peter S. Lynch may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210. Officers appear below in alphabetical order.
Name, Year of Birth; Principal Occupation
Peter S. Lynch (1944)
Year of Election or Appointment: 2003
Member of the Advisory Board
Mr. Lynch also serves as a Member of the Advisory Board of other Fidelity ® funds. Mr. Lynch is Vice Chairman and a Director of Fidelity Management & Research Company LLC (investment adviser firm). In addition, Mr. Lynch serves as a Trustee of Boston College and as the Chairman of the Inner-City Scholarship Fund. Previously, Mr. Lynch served as Vice Chairman and a Director of FMR Co., Inc. (investment adviser firm) and on the Special Olympics International Board of Directors (1997-2006).
Craig S. Brown (1977)
Year of Election or Appointment: 2022
Deputy Treasurer
Mr. Brown also serves as an officer of other funds. Mr. Brown serves as Assistant Treasurer of FIMM, LLC (2021-present) and is an employee of Fidelity Investments (2013-present). Previously, Mr. Brown served as Assistant Treasurer of certain Fidelity ® funds (2019-2022).
John J. Burke III (1964)
Year of Election or Appointment: 2018
Chief Financial Officer
Mr. Burke also serves as Chief Financial Officer of other funds. Mr. Burke serves as Head of Investment Operations for Fidelity Fund and Investment Operations (2018-present) and is an employee of Fidelity Investments (1998-present). Previously Mr. Burke served as head of Asset Management Investment Operations (2012-2018).
William C. Coffey (1969)
Year of Election or Appointment: 2019
Assistant Secretary
Mr. Coffey also serves as Assistant Secretary of other funds. He is Senior Vice President and Deputy General Counsel of FMR LLC (diversified financial services company, 2010-present), and is an employee of Fidelity Investments. Previously, Mr. Coffey served as Secretary and CLO of certain funds (2018-2019); CLO, Secretary, and Senior Vice President of Fidelity Management & Research Company and FMR Co., Inc. (investment adviser firms, 2018-2019); Secretary of Fidelity SelectCo, LLC and Fidelity Investments Money Management, Inc. (investment adviser firms, 2018-2019); CLO of Fidelity Management & Research (Hong Kong) Limited, FMR Investment Management (UK) Limited, and Fidelity Management & Research (Japan) Limited (investment adviser firms, 2018-2019); and Assistant Secretary of certain funds (2009-2018).
Timothy M. Cohen (1969)
Year of Election or Appointment: 2018
Vice President
Mr. Cohen also serves as Vice President of other funds. Mr. Cohen serves as Co-Head of Equity (2018-present), a Director of Fidelity Management & Research (Japan) Limited (investment adviser firm, 2016-present), and is an employee of Fidelity Investments. Previously, Mr. Cohen served as Executive Vice President of Fidelity SelectCo, LLC (2019), Head of Global Equity Research (2016-2018), Chief Investment Officer - Equity and a Director of Fidelity Management & Research (U.K.) Inc. (investment adviser firm, 2013-2015) and as a Director of Fidelity Management & Research (Hong Kong) Limited (investment adviser firm, 2017).
Jonathan Davis (1968)
Year of Election or Appointment: 2010
Assistant Treasurer
Mr. Davis also serves as an officer of other funds. Mr. Davis serves as Assistant Treasurer of FIMM, LLC (2021-present), FMR Capital, Inc. (2017-present), FD Funds GP LLC (2021-present), FD Funds Holding LLC (2021-present), and FD Funds Management LLC (2021-present); and is an employee of Fidelity Investments. Previously, Mr. Davis served as Vice President and Associate General Counsel of FMR LLC (diversified financial services company, 2003-2010).
Laura M. Del Prato (1964)
Year of Election or Appointment: 2018
Assistant Treasurer
Ms. Del Prato also serves as an officer of other funds. Ms. Del Prato serves as Assistant Treasurer of FIMM, LLC (2021-present) and is an employee of Fidelity Investments (2017-present). Previously, Ms. Del Prato served as President and Treasurer of The North Carolina Capital Management Trust: Cash Portfolio and Term Portfolio (2018-2020). Prior to joining Fidelity Investments, Ms. Del Prato served as a Managing Director and Treasurer of the JPMorgan Mutual Funds (2014-2017). Prior to JPMorgan, Ms. Del Prato served as a partner at Cohen Fund Audit Services (accounting firm, 2012-2013) and KPMG LLP (accounting firm, 2004-2012).
Colm A. Hogan (1973)
Year of Election or Appointment: 2020
Assistant Treasurer
Mr. Hogan also serves as an officer of other funds. Mr. Hogan serves as Assistant Treasurer of FIMM, LLC (2021-present) and FMR Capital, Inc. (2017-present) and is an employee of Fidelity Investments (2005-present). Previously, Mr. Hogan served as Deputy Treasurer of certain Fidelity ® funds (2016-2020) and Assistant Treasurer of certain Fidelity ® funds (2016-2018).
Pamela R. Holding (1964)
Year of Election or Appointment: 2018
Vice President
Ms. Holding also serves as Vice President of other funds. Ms. Holding serves as Co-Head of Equity (2018-present) and is an employee of Fidelity Investments (2013-present). Previously, Ms. Holding served as Executive Vice President of Fidelity SelectCo, LLC (2019) and as Chief Investment Officer of Fidelity Institutional Asset Management (2013-2018).
Cynthia Lo Bessette (1969)
Year of Election or Appointment: 2019
Secretary and Chief Legal Officer (CLO)
Ms. Lo Bessette also serves as an officer of other funds. Ms. Lo Bessette serves as CLO, Secretary, and Senior Vice President of Fidelity Management & Research Company LLC (investment adviser firm, 2019-present); CLO of Fidelity Management & Research (Hong Kong) Limited, FMR Investment Management (UK) Limited, and Fidelity Management & Research (Japan) Limited (investment adviser firms, 2019-present); Secretary of FD Funds GP LLC (2021-present), FD Funds Holding LLC (2021-present), FD Funds Management LLC (2021-present), and Fidelity Diversifying Solutions LLC (investment adviser firm, 2022-present); and Assistant Secretary of FIMM, LLC (2019-present). She is a Senior Vice President and Deputy General Counsel of FMR LLC (diversified financial services company, 2019-present), and is an employee of Fidelity Investments. Previously, Ms. Lo Bessette served as CLO, Secretary, and Senior Vice President of FMR Co., Inc. (investment adviser firm, 2019); Secretary of Fidelity SelectCo, LLC and Fidelity Investments Money Management, Inc. (investment adviser firms, 2019). Prior to joining Fidelity Investments, Ms. Lo Bessette was Executive Vice President, General Counsel (2016-2019) and Senior Vice President, Deputy General Counsel (2015-2016) of OppenheimerFunds (investment management company) and Deputy Chief Legal Officer (2013-2015) of Jennison Associates LLC (investment adviser firm).
Chris Maher (1972)
Year of Election or Appointment: 2020
Deputy Treasurer
Mr. Maher also serves as an officer of other funds. Mr. Maher serves as Assistant Treasurer of FIMM, LLC (2021-present) and FMR Capital, Inc. (2017-present), and is an employee of Fidelity Investments (2008-present). Previously, Mr. Maher served as Assistant Treasurer of certain funds (2013-2020); Vice President of Asset Management Compliance (2013), Vice President of the Program Management Group of FMR (investment adviser firm, 2010-2013), and Vice President of Valuation Oversight (2008-2010).
Jason P. Pogorelec (1975)
Year of Election or Appointment: 2020
Chief Compliance Officer
Mr. Pogorelec also serves as Chief Compliance Officer of other funds. Mr. Pogorelec is a senior Vice President of Asset Management Compliance for Fidelity Investments and is an employee of Fidelity Investments (2006-present). Previously, Mr. Pogorelec served as Vice President, Associate General Counsel for Fidelity Investments (2010-2020) and Assistant Secretary of certain Fidelity funds (2015-2020).
Brett Segaloff (1972)
Year of Election or Appointment: 2021
Anti-Money Laundering (AML) Officer
Mr. Segaloff also serves as an AML Officer of other funds and other related entities. He is Director, Anti-Money Laundering (2007-present) of FMR LLC (diversified financial services company) and is an employee of Fidelity Investments (1996-present).
Stacie M. Smith (1974)
Year of Election or Appointment: 2016
President and Treasurer
Ms. Smith also serves as an officer of other funds. Ms. Smith serves as Assistant Treasurer of FIMM, LLC (2021-present) and FMR Capital, Inc. (2017-present), is an employee of Fidelity Investments (2009-present), and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Smith served as Senior Audit Manager of Ernst & Young LLP (accounting firm, 1996-2009). Previously, Ms. Smith served as Assistant Treasurer (2013-2019) and Deputy Treasurer (2013-2016) of certain Fidelity ® funds.
Jim Wegmann (1979)
Year of Election or Appointment: 2019
Assistant Treasurer
Mr. Wegmann also serves as an officer of other funds. Mr. Wegmann serves as Assistant Treasurer of FIMM, LLC (2021-present) and is an employee of Fidelity Investments (2011-present). Previously, Mr. Wegmann served as Assistant Treasurer of certain Fidelity ® funds (2019-2021).
Shareholder Expense Example
As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (May 1, 2022 to October 31, 2022).

Actual Expenses
The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes
The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio- A	Beginning Account Value May 1, 2022	Ending Account Value October 31, 2022	Expenses Paid During Period- C May 1, 2022 to October 31, 2022

Fidelity® SAI Japan Stock Index Fund	.12%
Actual		$ 1,000	$ 894.90	$ .57
Hypothetical- B		$ 1,000	$ 1,024.60	$ .61

A   Annualized expense ratio reflects expenses net of applicable fee waivers.

B   5% return per year before expenses

C   Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/ 365 (to reflect the one-half year period). The fees and expenses of any Underlying Funds are not included in each annualized expense ratio.

Distributions   (Unaudited)

The dividend and capital gains distributions for the fund(s) are available on Fidelity.com or Institutional.Fidelity.com .

The fund designates 90% of the dividend distributed during the fiscal year as amounts which may be taken into account as a dividend for the purposes of the maximum rate under section 1(h)(11) of the Internal Revenue Code.

The amounts per share which represent income derived from sources within, and taxes paid to, foreign countries or possessions of the United States are $0.1009 and $0.0104 for the dividend paid December 13, 2021.

The fund will notify shareholders in January 2023 of amounts for use in preparing 2022 income tax returns.

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity SAI Japan Stock Index Fund

Each year, the Board of Trustees, including a majority of the Independent Trustees (together, the Board), votes on the renewal of the management contract with Fidelity Management & Research Company LLC (FMR) and the sub-advisory agreement (Sub-Advisory Agreement) for the fund with Geode Capital Management, LLC (Geode) (together, the Advisory Contracts). FMR and Geode are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established various standing committees (Committees), each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through joint ad hoc committees to discuss certain matters relevant to all of the Fidelity funds.

At its May 2022 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services provided to the fund and its shareholders (including the investment performance of each fund); (ii) the competitiveness relative to peer funds of the fund's management fee and the total expense ratio; (iii) the total costs of the services provided by and the profits realized by Fidelity from its relationships with the fund; and (iv) the extent to which, if any, economies of scale exist and are realized as the fund grows, and whether any economies of scale are appropriately shared with fund shareholders.

In considering whether to renew the Advisory Contracts for the fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, was aware that shareholders of the fund have a broad range of investment choices available to them, including a wide choice among funds offered by Fidelity's competitors, and that the fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, which is part of the Fidelity family of funds.

Nature, Extent, and Quality of Services Provided . The Board considered staffing as it relates to the fund, including the backgrounds of investment personnel of Fidelity and Geode, and also considered the fund's investment objective, strategies, and related investment philosophy. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups and with senior management of Geode. The Board considered the structure of the investment personnel compensation programs and whether the structures provide appropriate incentives to act in the best interests of the fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage. The Board also considered the steps Fidelity and Geode have taken to ensure the continued provision of high quality services to the Fidelity funds during the COVID-19 pandemic, including the expansion of staff in client facing positions to maintain service levels in periods of high volumes and volatility.

The Trustees also discussed with representatives of Fidelity, at meetings throughout the year, Fidelity's role in, among other things, overseeing compliance with federal securities laws and other applicable requirements by Geode with respect to the fund and monitoring and overseeing the performance and investment capabilities of Geode. The Trustees considered that the Board had received from Fidelity periodic reports about its oversight and due diligence processes, as well as periodic reports regarding the performance of Geode.

The Board also considered the nature, extent and quality of services provided by Geode. The Trustees noted that under the Sub-Advisory Agreement, subject to oversight by Fidelity, Geode is responsible for, among other things, identifying investments and arranging for execution of portfolio transactions to implement the fund's investment strategy. In addition, the Trustees noted that Geode is responsible for providing such reporting as may be requested by Fidelity to fulfill its oversight responsibilities discussed above.

Resources Dedicated to Investment Management and Support Services. The Board and the Fund Oversight and Research Committees reviewed the general qualifications and capabilities of Fidelity's and Geode's investment staffs, including their size, education, experience, and resources, as well as Fidelity's and Geode's approach to recruiting, training, managing, and compensating investment personnel. The Board considered that Fidelity's and Geode's investment professionals have extensive resources, tools, and capabilities so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously. Additionally, in its deliberations, the Board considered Fidelity's and Geode's trading, risk management, compliance, and technology and operations capabilities and resources, which are integral parts of the investment management process.

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and by FMR's affiliates under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value and convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information over the Internet and through telephone representatives, investor education materials, and asset allocation tools. The Board also considered that it reviews customer service metrics such as telephone response times, continuity of services on the website and metrics addressing services at Fidelity Investor Centers.

Investment in a Large Fund Family . The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including: (i) continuing to dedicate additional resources to Fidelity's investment research process, which includes meetings with management of issuers of securities in which the funds invest; (ii) continuing efforts to enhance Fidelity's global research capabilities; (iii) launching new funds and ETFs with innovative structures, strategies and pricing and making other enhancements to meet client needs; (iv) launching new share classes of existing funds; (v) eliminating purchase minimums and broadening eligibility requirements for certain funds and share classes; (vi) reducing management fees and total expenses for certain target date funds and classes and index funds; (vii) lowering expenses for certain existing funds and classes by implementing or lowering expense caps; (viii) rationalizing product lines and gaining increased efficiencies from fund mergers and liquidations; (ix) continuing to develop, acquire and implement systems and technology to improve services to the funds and shareholders, strengthen information security, and increase efficiency; and (x) continuing to implement enhancements to further strengthen Fidelity's product line to increase investors' probability of success in achieving their investment goals, including retirement income goals.

Investment Performance. The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions. As the fund recently commenced operations, the Board did not believe that it was appropriate to assign significant weight to its limited investment performance.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should continue to benefit the shareholders of the fund.

Competitiveness of Management Fee and Total Expense Ratio. The Board considered the fund's management fee and total expense ratio compared to "mapped groups" of competitive funds and classes created for the purpose of facilitating the Trustees' competitive analysis of management fees and total expenses. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable investment mandates. Combining Lipper investment objective categories aids the Board's management fee and total expense ratio comparisons by broadening the competitive group used for comparison.

Management Fee. The Board considered two proprietary management fee comparisons for the period of the fund's operations ended September 30 shown in basis points (BP) in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group." The Total Mapped Group comparison focuses on a fund's standing in terms of gross management fees before expense reimbursements or caps relative to the total universe of funds with comparable investment mandates, regardless of whether their management fee structures also are comparable. Funds with comparable investment mandates offer exposure to similar types of securities. Funds with comparable management fee structures have similar management fee contractual arrangements (e.g., flat rate charged for advisory services, all-inclusive fee rate, etc.). "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a hypothetical TMG % of 20% would mean that 80% of the funds in the Total Mapped Group had higher, and 20% had lower, management fees than the fund. The fund's actual TMG % and the number of funds in the Total Mapped Group are in the chart below. The "Asset-Sized Peer Group" (ASPG) comparison focuses on a fund's standing relative to a subset of non-Fidelity funds within the Total Mapped Group that are similar in size and management fee structure. For example, if a fund is in the first quartile of the ASPG, the fund's management fee ranks in the least expensive or lowest 25% of funds in the ASPG. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee structures, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee rate ranked, is also included in the chart and was considered by the Board.

Fidelity SAI Japan Stock Index Fund

The Board noted that the fund's management fee rate ranked below the median of its Total Mapped Group and below the median of its ASPG for the period ended September 30, 2021.

Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expense Ratio . In its review of the fund's total expense ratio, the Board considered the fund's management fee rate, which covers certain expenses beyond portfolio management, as well as other fund expenses, such as transfer agent fees, pricing and bookkeeping fees, and custodial, legal, and audit fees. The Board also noted that Fidelity may agree to waive fees or reimburse expenses from time to time, and the extent to which, if any, it has done so for the fund. The fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure. The Board also considered a total expense ASPG comparison for the fund, which focuses on the total expenses of the fund relative to a subset of non-Fidelity funds within the total expense similar sales load structure group. The total expense ASPG is limited to 15 larger and 15 smaller classes in fund average assets for a total of 30 classes, where possible. The total expense ASPG comparison excludes performance adjustments and fund-paid 12b-1 fees to eliminate variability in fee structures.

The Board noted that the fund's total net expense ratio ranked below the similar sales load structure group competitive median and below the ASPG competitive median for the period ended September 30, 2021.

The Board further considered that FMR has contractually agreed to reimburse the fund to the extent that total operating expenses, with certain exceptions, as a percentage of its average net assets, exceed 0.15% through February 28, 2023.

Fees Charged to Other Clients. The Board also considered fee structures applicable to clients of Fidelity and Geode, such as other funds advised or subadvised by Fidelity or Geode, pension plan clients, and other institutional clients with similar mandates. The Board noted that a joint ad hoc committee created by it and the boards of other Fidelity funds periodically reviews and compares Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds and also noted the most recent findings of the committee. The Board noted that the committee's review included a consideration of the differences in services provided, fees charged, and costs incurred, as well as competition in the markets serving the different categories of clients.

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the fund's total expense ratio was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability.  The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering, and servicing the fund and servicing the fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, Fidelity presents to the Board information about the profitability of its relationships with the fund. Fidelity calculates profitability information for each fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies and the full Board approves such changes.

A public accounting firm has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. The engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of certain fund profitability information and its conformity to established allocation methodologies. After considering the reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's and Geode's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's mutual fund business (i.e., fall-out benefits) as well as cases where Fidelity's and Geode's affiliates may benefit from the funds' business. The Board considered areas where potential indirect benefits to the Fidelity funds from their relationships with Fidelity may exist. The Board's consideration of these matters was informed by the findings of a joint ad hoc committee created by it and the boards of other Fidelity funds to evaluate potential fall-out benefits.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive.

The Board also considered information regarding the profitability of Geode's relationship with the fund.

Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board also noted that a committee (the Economies of Scale Committee) created by it and the boards of other Fidelity funds periodically analyzes whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board concluded, taking into account the analysis of the Economies of Scale Committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including: (i) fund flow and performance trends, in particular the underperformance of certain funds and strategies, and Fidelity's long-term strategies for certain funds, including any consideration of fund liquidations or mergers; (ii) the operation of performance fees, competitor use of performance fees, and consideration of the expansion of performance fees to additional funds; (iii) Fidelity's pricing philosophy compared to competitors; (iv) fund profitability methodology and data; (v) evaluation of competitive fund data and peer group classifications and fee and expense comparisons; (vi) the management fee and expense structures for different funds and classes and information about the differences between various fee and expense structures; (vii) group fee breakpoints and related voluntary fee waivers; and (viii) information regarding other accounts managed by Fidelity and the funds' sub-advisory arrangements.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the advisory and sub-advisory fee arrangements are fair and reasonable and that the fund's Advisory Contracts should be renewed.

1.9901432.101
JSI-ANN-1222

Item 2.

Code of Ethics

As of the end of the period, October 31, 2022, Fidelity Concord Street Trust (the trust) has adopted a code of ethics, as defined in Item 2 of Form N-CSR, that applies to its President and Treasurer and its Chief Financial Officer.  A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

Item 3.

Audit Committee Financial Expert

The Board of Trustees of the trust has determined that Donald F. Donahue is an audit committee financial expert, as defined in Item 3 of Form N-CSR.  Mr. Donahue is independent for purposes of Item 3 of Form N-CSR.

Item 4.

Principal Accountant Fees and Services

Fees and Services

The following table presents fees billed by Deloitte & Touche LLP, the member firms of Deloitte Touche Tohmatsu, and their respective affiliates (collectively, “Deloitte Entities”) in each of the last two fiscal years for services rendered to Fidelity SAI International Small Cap Index Fund, Fidelity Series International Index Fund, Fidelity ZERO Extended Market Index Fund, Fidelity ZERO International Index Fund, Fidelity ZERO Large Cap Index Fund and Fidelity ZERO Total Market Index Fund (the “Fund(s)”):

Services Billed by Deloitte Entities

October 31, 2022 FeesA

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity SAI International Small Cap Index Fund	$45,200	$-	$8,900	$1,000
Fidelity Series International Index Fund	$59,100	$-	$9,100	$1,300
Fidelity ZERO Extended Market Index Fund	$61,400	$-	$7,600	$1,400
Fidelity ZERO International Index Fund	$51,800	$-	$9,100	$1,200
Fidelity ZERO Large Cap Index Fund	$44,400	$-	$7,600	$1,000
Fidelity ZERO Total Market Index Fund	$40,500	$-	$7,100	$900

October 31, 2021 FeesA,B

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity SAI International Small Cap Index Fund	$37,000	$-	$8,600	$400
Fidelity Series International Index Fund	$55,700	$-	$9,000	$1,300
Fidelity ZERO Extended Market Index Fund	$59,700	$-	$7,400	$1,400
Fidelity ZERO International Index Fund	$50,200	$-	$9,000	$1,200
Fidelity ZERO Large Cap Index Fund	$41,300	$-	$7,400	$1,000
Fidelity ZERO Total Market Index Fund	$37,600	$-	$6,900	$900

A Amounts may reflect rounding.
B Fidelity SAI International Small Cap Index Fund commenced operations on May 27, 2021.

The following table presents fees billed by PricewaterhouseCoopers LLP (“PwC”) in each of the last two fiscal years for services rendered to Fidelity SAI Japan Stock Index Fund (the “Fund(s)”):

Services Billed by PwC

October 31, 2022 FeesA

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity SAI Japan Stock Index Fund	$48,700	$4,400	$12,600	$1,500

October 31, 2021 FeesA,B

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity SAI Japan Stock Index Fund	$34,000	$1,800	$10,700	$600

A Amounts may reflect rounding.
B Fidelity SAI Japan Stock Index Fund commenced operations on May 27, 2021.

The following table(s) present(s) fees billed by Deloitte Entities and PwC that were required to be approved by the Audit Committee for services that relate directly to the operations and financial reporting of the Fund(s) and that are rendered on behalf of Fidelity Management & Research Company LLC ("FMR") and entities controlling, controlled by, or under common control with FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) that provide ongoing services to the Fund(s) (“Fund Service Providers”):

Services Billed by Deloitte Entities

	October 31, 2022A	October 31, 2021A,B
Audit-Related Fees	$-	$-
Tax Fees	$-	$-
All Other Fees	$-	$-

A Amounts may reflect rounding.

B May include amounts billed prior to the Fidelity SAI International Small Cap Index Fund’s commencement of operations.

Services Billed by PwC

	October 31, 2022A	October 31, 2021A,B
Audit-Related Fees	$7,914,600	$8,830,600
Tax Fees	$1,000	$354,200
All Other Fees	$-	$-

A Amounts may reflect rounding.
B May include amounts billed prior to the Fidelity SAI Japan Stock Index Fund’s commencement of operations.

“Audit-Related Fees” represent fees billed for assurance and related services that are reasonably related to the performance of the fund audit or the review of the fund's financial statements and that are not reported under Audit Fees.

“Tax Fees” represent fees billed for tax compliance, tax advice or tax planning that relate directly to the operations and financial reporting of the fund.

“All Other Fees” represent fees billed for services provided to the fund or Fund Service Provider, a significant portion of which are assurance related, that relate directly to the operations and financial reporting of the fund, excluding those services that are reported under Audit Fees, Audit-Related Fees or Tax Fees.

Assurance services must be performed by an independent public accountant.

* * *

The aggregate non-audit fees billed by Deloitte Entities and PwC for services rendered to the Fund(s), FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any Fund Service Provider for each of the last two fiscal years of the Fund(s) are as follows:

Billed By	October 31, 2022A	October 31, 2021A,B
Deloitte Entities PwC	$513,800 $12,901,500	$576,100 14,500,600

A Amounts may reflect rounding.

B May include amounts billed prior to the Fidelity SAI International Small Cap Index Fund and Fidelity SAI Japan Stock Index Funds’ commencement of operations.

The trust's Audit Committee has considered non-audit services that were not pre-approved that were provided by Deloitte Entities and PwC to Fund Service Providers to be compatible with maintaining the independence of Deloitte Entities and PwC in its(their) audit of the Fund(s), taking into account representations from Deloitte Entities and PwC, in accordance with Public Company Accounting Oversight Board rules, regarding its independence from the Fund(s) and its(their) related entities and FMR’s review of the appropriateness and permissibility under applicable law of such non-audit services prior to their provision to the Fund(s) Service Providers.

Audit Committee Pre-Approval Policies and Procedures

The trust’s Audit Committee must pre-approve all audit and non-audit services provided by a fund’s independent registered public accounting firm relating to the operations or financial reporting of the fund. Prior to the commencement of any audit or non-audit services to a fund, the Audit Committee reviews the services to determine whether they are appropriate and permissible under applicable law.

The Audit Committee has adopted policies and procedures to, among other purposes, provide a framework for the Committee’s consideration of non-audit services by the audit firms that audit the Fidelity funds. The policies and procedures require that any non-audit service provided by a fund audit firm to a Fidelity fund and any non-audit service provided by a fund auditor to a Fund Service Provider that relates directly to the operations and financial reporting of a Fidelity fund (“Covered Service”) are subject to approval by the Audit Committee before such service is provided.

All Covered Services must be approved in advance of provision of the service either: (i) by formal resolution of the Audit Committee, or (ii) by oral or written approval of the service by the Chair of the Audit Committee (or if the Chair is unavailable, such other member of the Audit Committee as may be designated by the Chair to act in the Chair’s absence). The approval contemplated by (ii) above is permitted where the Treasurer determines that action on such an engagement is necessary before the next meeting of the Audit Committee.

Non-audit services provided by a fund audit firm to a Fund Service Provider that do not relate directly to the operations and financial reporting of a Fidelity fund are reported to the Audit Committee periodically.

Non-Audit Services Approved Pursuant to Rule 2-01(c)(7)(i)(C) and (ii) of Regulation S-X (“De Minimis Exception”)

There were no non-audit services approved or required to be approved by the Audit Committee pursuant to the De Minimis Exception during the Fund’s(s’) last two fiscal years relating to services provided to (i) the Fund(s) or (ii) any Fund Service Provider that relate directly to the operations and financial reporting of the Fund(s).

Item 5.

Audit Committee of Listed Registrants

Not applicable.

Item 6.

Investments

(a)

Not applicable.

(b)

Not applicable.

Item 7.

Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8.

Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9.

Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10.

Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the trust’s Board of Trustees.

Item 11.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the trust’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii)  There was no change in the trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the trust’s internal control over financial reporting.

Item 12.

Disclosure of Securities Lending Activities for Closed-End Management

Investment Companies

Not applicable.

Item 13.

Exhibits

(a)	(1)	Code of Ethics pursuant to Item 2 of Form N-CSR is filed and attached hereto as EX-99.CODE ETH.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Concord Street Trust

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer

Date:	December 21, 2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer

Date:	December 21, 2022

By:	/s/John J. Burke III
John J. Burke III
Chief Financial Officer

Date:	December 21, 2022